As filed with the Securities and Exchange Commission on April 27, 2005
                                               Commission File Nos. 333-70384
                                                                    811-08401

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                        [   ]

Post-Effective Amendment No. 17                                    [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 60                                                   [ X ]

                            JNLNY Separate Account I
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                             2900 Westchester Avenue
                            Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (888) 367-5651

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                        John S. (Scott) Kreighbaum, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
  X      on May 2, 2005 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----

If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Individual Deferred Variable Annuity Contracts

                                PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
         JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R) THROUGH
                            JNLNY SEPARATE ACCOUNT I

THE DATE OF THIS PROSPECTUS IS MAY 2, 2005, which states the information about the Separate Account, the Contract, and Jackson National Life of NY you should know before investing. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the statement of additional information (SAI) dated May 2, 2005 that is available upon request without charge. To obtain a copy, contact us at our:

                          ANNUITY SERVICE CENTER
                          P.O. BOX 378004
                          DENVER, COLORADO 80237-8004
                          1-800-599-5651
                          CONTACTUS@JNLNY.COM
                          WWW.JNLNY.COM


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.


Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.


We offer other variable annuity products with different product features, benefits and charges.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 75. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (SEC) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.



--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o
                Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," "The DowSM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life
Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The DowSM 10 Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq" are trade or service marks of ThE Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND. "Value Line(R)," "The Value Line Investment Survey" and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

   THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE INVESTMENT OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM REAL ESTATE FUND
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
JNL/GOLDMAN SACHS MID CAP VALUE FUND

JNL/JPMORGAN INTERNATIONAL EQUITY FUND (FORMERLY, JNL/PUTNAM INTERNATIONAL EQUITY FUND)
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND (THE JNL/ALLIANCE CAPITAL GROWTH FUND
  MERGED INTO THIS FUND, EFFECTIVE MAY 2, 2005)
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund


JNLNY VARIABLE FUND I LLC

JNL/Mellon Capital Management The DowSM 10 Fund
JNL/Mellon Capital Management The S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND (FORMERLY, JNL/MELLON CAPITAL
  MANAGEMENT NASDAQ(R) 15 FUND)

JNL/Mellon Capital Management Value Line(R) 25 Fund

JNL VARIABLE FUND LLC


JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND)
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT ENERGY SECTOR FUND)

JNL/Mellon Capital Management Technology Sector Fund



HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.



                                        TABLE OF CONTENTS

GLOSSARY..........................................................................................................2


KEY FACTS.........................................................................................................3

FEES AND EXPENSES TABLES..........................................................................................5

THE ANNUITY CONTRACT.............................................................................................14

JACKSON NATIONAL LIFE OF NY......................................................................................15

THE FIXED ACCOUNT................................................................................................15

THE SEPARATE ACCOUNT.............................................................................................16

INVESTMENT DIVISIONS.............................................................................................17

CONTRACT CHARGES.................................................................................................30

PURCHASES .......................................................................................................41

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.....................................................................45

TELEPHONE AND INTERNET TRANSACTIONS..............................................................................47

ACCESS TO YOUR MONEY.............................................................................................48

INCOME PAYMENTS (THE INCOME PHASE)...............................................................................57

DEATH BENEFIT....................................................................................................63

TAXES............................................................................................................66

OTHER INFORMATION................................................................................................71

PRIVACY POLICY...................................................................................................73

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.....................................................75


APPENDIX A (about Dow Jones)....................................................................................A-1

APPENDIX B (about Contract Enhancement recapture charges).......................................................B-1

APPENDIX C (GMWB examples)......................................................................................C-1

APPENDIX D (5% for Life GMWB examples)..........................................................................D-1

APPENDIX E (additional 5% for Life GMWB examples)...............................................................E-1

APPENDIX F (4% for Life GMWB examples)..........................................................................F-1

APPENDIX G (additional 4% for Life GMWB examples)...............................................................G-1

APPENDIX H (Accumulation Unit values)...........................................................................H-1


                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT VALUE - the sum of your allocations between the Contract's Fixed Account and Investment Divisions.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

INTEREST RATE ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.


FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.


GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.


INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.


JACKSON NATIONAL LIFE OF NY, JNLNY, WE, OUR, OR US - Jackson National Life Insurance Company of New York. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - JNLNY Separate Account I.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

--------------------------------------------------------------------------------

ALLOCATION OPTIONS

The Contract makes available a Fixed Account and Investment Divisions for allocation of your premium payments and Contract Value. For more information about the fixed options, please see "THE FIXED ACCOUNT" beginning on page 15. For more information about the Investment Divisions, please see "INVESTMENT DIVISIONS" beginning on page 17.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PURPOSE

The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 66.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FREE LOOK

If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and time and other limitations. For more information, please see "FREE LOOK" beginning on page 72.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PURCHASES

There are minimum and maximum premium requirements. You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. The Contract also has a premium protection option, namely the Capital Protection Program. For more information, please see "PURCHASES" beginning on page 41.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WITHDRAWALS

Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event you may require extended care. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 48.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INCOME PAYMENTS

There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 57.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DEATH BENEFIT

The Contract has a death benefit that becomes payable if you die before the Income Date. An optional death benefit is also available. For more information, please see "DEATH BENEFIT" beginning on page 63.

--------------------------------------------------------------------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

-------------------------------------------------------------------------------------------------------------------
                           OWNER TRANSACTION EXPENSES

Front-end Sales Load...........................................................................................None

Maximum Withdrawal Charge (as a percentage of premium surrendered, if applicable) 1..............................7%


Maximum Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payments withdrawn if an optional Contract Enhancement is selected) 2................................................4%

Premium Taxes (as a percentage of each premium payment) 3........................................................2%

Transfer Charge (per transfer after 15 in a Contract Year) 4....................................................$25

Expedited Delivery Charge 5..................................................................................$22.50
-------------------------------------------------------------------------------------------------------------------


1    There may be a withdrawal charge on these withdrawals of Contract Value:
     withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the minimum distribution requirements of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the minimum distribution requirements of a tax-qualified
     Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the minimum distribution requirements of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed
     Years, and there are two optional withdrawal charge schedules (that are shorter) available:


         Completed Years Since
              Receipt of Premium            0        1        2        3        4       5        6        7+
         ---------------------------------------------------------------------------------------------------
         Base Withdrawal Charge             7%       6%       5%       4%       3%      2%       1%       0
         Optional Five-year Schedule        6.5%     5%       3%       2%       1%      0        0        0
         Optional Three-year Schedule       6%       4.5%     2%       0        0       0        0        0


2 Contract Enhancements are subject to recapture charges. There may be a recapture charge on these withdrawals of Contract Value with a Contract
     Enhancement if the Contract is returned during the free look period;
     withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the minimum distribution requirements of the Internal Revenue Code;
     and a total withdrawal. The recapture charge schedule is based on Completed
     Years and depends on your Contract Enhancement:


         Completed Years Since
              Receipt of Premium            0        1        2        3        4       5        6        7+
         ---------------------------------------------------------------------------------------------------
         With 2% Credit                     2%       2%       1.25%    1.25%    0.5%    0        0        0
         With 3% Credit                     3%       3%       2%       2%       2%      1%       1%       0
         With 4% Credit                     3%       3%       2%       2%       2%      1%       1%       0

     For Contracts with Issue Dates between September 22, 2003 and October 3, 2004, the 4% Contract Enhancement was not available. For Contracts with Issue Dates before September 22, 2003, the recapture charges over the same completed years since receipt of premium were: 4%; 4%; 2.5%; 2.5%; 2.5%; 1.25%; and 1.25%.


3    Currently, premium taxes do not apply.


4 We do not count transfers in conjunction with dollar cost averaging and automatic rebalancing.

5 For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

--------------------------------------------------------------------------------------------------------------------
                                        PERIODIC EXPENSES

FOR BASE CONTRACT

Annual Contract Maintenance Charge 6............................................................................$30

Separate Account Annual Expenses (as an annual percentage of the average daily account value of the Investment
Divisions)....................................................................................................1.35%

    ---------------------------------------------------------------------------------------------------------
     Mortality And Expense Risk Charge 7...............................................................1.20%
     Administration Charge 8...........................................................................0.15%
     -------------------------------------------------------------------------------------------------------
         Total Separate Account Annual Expenses........................................................1.35%
    ---------------------------------------------------------------------------------------------------------

FOR OPTIONAL ENDORSEMENTS (AS AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY ACCOUNT
VALUE OF THE INVESTMENT DIVISIONS, UNLESS OTHERWISE NOTED) (YOU MAY ONLY SELECT
ONE OF EACH GROUPING, UNLESS OTHERWISE NOTED) 9

-------------------------------------------------------------------------------------------------------------------
4% Contract Enhancement Maximum Annual Charge 10..............................................................0.56%
3% Contract Enhancement Maximum Annual Charge 10..............................................................0.42%
2% Contract Enhancement Maximum Annual Charge 11.............................................................0.395%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit  (GMIB) Maximum Annual Charge 12............................................0.60%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge 13......................................0.70%
5% For Life GMWB Maximum Annual Charge 14.....................................................................1.30%
4% For Life GMWB Maximum Annual Charge 15.....................................................................0.85%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Five-year Withdrawal Schedule Maximum Annual Charge...........................................................0.30%
Three-year Withdrawal Schedule Maximum Annual Charge..........................................................0.45%
-------------------------------------------------------------------------------------------------------------------

20% Additional Free Withdrawal Maximum Annual Charge..........................................................0.30%

Highest Anniversary Value Death Benefit Maximum Annual Charge ................................................0.25%

     -------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses With The Most Expensive Optional Endorsements 16...........3.91%
     -------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

6 This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Fixed Account and Investment Divisions either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

7 This charge is 1.10% on Contracts issued between September 22, 2003 and May 2, 2004. For Contracts with Issue Dates before September 22, 2003, this charge is 1.25%.

8 This charge is waived on initial premiums of $1,000,000 or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1,000,000.


9 Some optional endorsements are only available to select in purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract Enhancement and Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may NOT select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.


10   This charge lasts for the first seven Contract Years.

11   This charge lasts for the first five Contract Years.


12 On a calendar quarter basis the charge is 0.15% of the GMIB Benefit Base. However, in selecting this optional endorsement between September 22, 2003 and May 2, 2004, the charge is 0.45% of the GMIB Benefit Base, which is 0.1125% on a calendar quarter basis. Also, in selecting this optional endorsement before September 22, 2003, the charge is 0.30% of the GMIB Benefit Base, which is 0.075% on a calendar quarter basis. The charge is deducted each calendar quarter and upon termination of the GMIB from the Investment Divisions and the Fixed Account on a pro rata basis. When deducted from the Investment Divisions, it is not part of the unit value calculations, but rather is deducted by means of a cancellation of units. For more information, including the definition of the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 36.

13 The current charge is 0.40%. But if you selected this optional endorsement before October 4, 2004, the current charge is 0.35%, which increases to 0.55% upon "step-up." For more information, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 37.

14 The charge depends on the Owner's age, or the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 60 and 64; 65 and 69; 70 and 74; and 75 and 80 - the maximum annual charge is: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. Meanwhile, for the same age groups, the current charges are: 0.90%; 0.60%; 0.50%; and 0.40%, respectively. For more information, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 54.

15 The charge depends on the Owner's age, or the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 50 and 54; 55 and 59; 60 and 64; 65 and 69; 70 and 74; and 75 and
     80 - the maximum annual charge is: 0.85%; 0.65%; 0.50%; 0.35%; 0.30%; and
     0.20%, respectively. Meanwhile, for the same age groups, the current charges are: 0.65%; 0.50%; 0.35%; 0.25%; 0.20%; and 0.15%, respectively.
     For more information, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 55.


16 If you were to select these optional endorsements, based on the maximum annual charges: 4% Contract Enhancement, 5% For Life GMWB, Three-year Withdrawal Schedule and Highest Anniversary Value Death Benefit.

THE NEXT TABLES SHOW THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS AND THE EXPENSES CHARGED BY ALL OF THE FUNDS, WHICH YOU WILL PAY DURING THE TIME YOUR MONEY IS ALLOCATED TO THE CORRESPONDING INVESTMENT DIVISION. PLEASE REFER TO THE JNL SERIES TRUST, JNLNY VARIABLE FUND I LLC AND JNL VARIABLE FUND LLC PROSPECTUSES FOR MORE INFORMATION ON THE FUNDS, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE AND INFORMATION ON THE ADVISER AND ADMINISTRATOR, JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), AND THE SUB-ADVISERS.


--------------------------------------------------------------------------------
                      TOTAL ANNUAL FUND OPERATING EXPENSES


Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.

                            Minimum: 0.60%

                            Maximum: 1.35%

--------------------------------------------------------------------------------



               FUND OPERATING EXPENSES
(AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY
                     NET ASSETS)
                                                                                                                         ANNUAL
                                                                       MANAGEMENT AND     SERVICE        OTHER         OPERATING
                      FUND NAME                                         ADMIN FEE A     (12B-1) FEE    EXPENSES B       EXPENSES

------------------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/AIM Large Cap Growth C                                                  0.81%          0.20%         0.01%           1.02%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/AIM Real Estate                                                         0.85%          0.20%         0.01%           1.06%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/AIM Small Cap Growth                                                    0.95%          0.20%         0.01%           1.16%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Alger Growth D                                                          0.80%          0.20%         0.01%           1.01%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Eagle Core Equity                                                       0.75%          0.20%         0.01%           0.96%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Eagle SmallCap Equity                                                   0.85%          0.20%         0.01%           1.06%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/FMR Balanced E                                                          0.80%          0.20%         0.01%           1.01%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/FMR Capital Growth E                                                    0.80%          0.20%         0.01%           1.01%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Franklin Templeton Small Cap Value                                      0.95%          0.20%         0.01%           1.16%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Goldman Sachs Mid Cap Value                                             0.85%          0.20%         0.01%           1.06%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/JPMorgan International Equity E, F                                      0.88%          0.20%         0.01%           1.09%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/JPMorgan International Value F                                          0.88%          0.20%         0.01%           1.09%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Lazard Mid Cap Value C                                                  0.82%          0.20%         0.01%           1.03%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Lazard Small Cap Value C                                                0.85%          0.20%         0.01%           1.06%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management S&P 500 Index                                 0.39%          0.20%         0.01%           0.60%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management S&P 400 MidCap Index                          0.39%          0.20%         0.01%           0.60%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Small Cap Index                               0.39%          0.20%         0.01%           0.60%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management International Index                           0.45%          0.20%         0.01%           0.66%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Bond Index                                    0.40%          0.20%         0.01%           0.61%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index G                0.56%          0.20%         0.01%           0.77%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Oppenheimer Global Growth                                               0.85%          0.20%         0.01%           1.06%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Oppenheimer Growth                                                      0.80%          0.20%         0.01%           1.01%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/PIMCO Total Return Bond                                                 0.60%          0.20%         0.01%           0.81%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Putnam Equity E                                                         0.78%          0.20%         0.01%           0.99%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Putnam Midcap Growth                                                    0.85%          0.20%         0.01%           1.06%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Putnam Value Equity E                                                   0.75%          0.20%         0.01%           0.96%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Salomon Brothers High Yield Bond H                                      0.60%          0.20%         0.01%           0.81%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Salomon Brothers Strategic Bond                                         0.73%          0.20%         0.01%           0.94%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Salomon Brothers U.S. Government & Quality Bond                         0.58%          0.20%         0.01%           0.79%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Select Balanced                                                         0.59%          0.20%         0.01%           0.80%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Select Global Growth I                                                  0.88%          0.20%         0.01%           1.09%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Select Large Cap Growth I                                               0.78%          0.20%         0.01%           0.99%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Select Money Market                                                     0.40%          0.20%         0.01%           0.61%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Select Value                                                            0.65%          0.20%         0.01%           0.86%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/T. Rowe Price Established Growth C                                      0.70%          0.20%         0.01%           0.91%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/T. Rowe Price Mid-Cap Growth                                         0.81%             0.20%         0.01%           1.02%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/T. Rowe Price Value C                                                   0.77%          0.20%         0.01%           0.98%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/S&P Managed Conservative J                                              0.18%          0.00%         0.00%           0.18%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/S&P Managed Moderate J                                                  0.18%          0.00%         0.00%           0.18%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/S&P Managed Moderate Growth J                                           0.17%          0.00%         0.01%           0.18%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/S&P Managed Growth J                                                    0.16%          0.00%         0.01%           0.17%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/S&P Managed Aggressive Growth J                                         0.18%          0.00%         0.00%           0.18%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management The DowSM 10 K                                0.52%          0.20%         0.00%           0.72%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management The S&P(R) 10 K                              0.52%           0.20%         0.01%           0.73%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Global 15 K                                   0.57%          0.20%         0.01%           0.78%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management 25 K                                          0.52%          0.20%         0.01%           0.73%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Select Small-Cap K                            0.52%          0.20%         0.00%           0.72%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management JNL 5                                         0.51%          0.20%         0.01%           0.72%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Nasdaq(R) 15                                 0.52%           0.20%         0.04%           0.76%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Value Line(R) 25                              0.52%          0.20%         0.15%           0.87%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management VIP                                           0.52%          0.20%         0.04%           0.76%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Communications Sector K                       0.52%          0.20%         0.01%           0.73%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Consumer Brands Sector K                      0.52%          0.20%         0.00%           0.72%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Financial Sector K                            0.52%          0.20%         0.00%           0.72%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Healthcare Sector K                           0.52%          0.20%         0.01%           0.73%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Oil & Gas Sector K                            0.51%          0.20%         0.01%           0.72%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------
------------------------------------------------------------------------ ------------ --------------- --------------- --------------

JNL/Mellon Capital Management Technology Sector K                           0.52%          0.20%         0.00%           0.72%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------


A Certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the five JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The administrative fees are paid to Jackson National Asset Management, LLC. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other Expenses include trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C A reduction in advisory fee took place on January 1, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

D A reduction in advisory fee took place on July 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

E A reduction in advisory fee took place on May 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

F A reduction in advisory fee took place on May 2, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

G A reduction in advisory fee took place on February 17, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

H Effective October 4, 2004, the JNL/Salomon Brothers High Yield Bond fees were changed to reflect the fees of the JNL/PPM America High Yield Bond Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

I This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

J UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

     The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.77% to 1.35% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The administrator believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund..............................1.013%
         JNL/S&P Managed Moderate Fund..................................1.050%
         JNL/S&P Managed Moderate Growth Fund...........................1.098%
         JNL/S&P Managed Growth Fund....................................1.142%
         JNL/S&P Managed Aggressive Growth Fund.........................1.160%

K This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund which took place on February 18, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.


         EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts.


         Each of the examples assumes that you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. Neither transfer fees nor premium tax charges are reflected in the examples. Your actual costs may be higher or lower than the costs shown in the examples.

         The following examples include the maximum fees and expenses of any of the Funds and the cost if you select the Highest Anniversary Value Death Benefit, the Three-year Withdrawal Period, the 4% Contract Enhancement and the 5% for Life GMWB (using the maximum possible charge (at age 60)). That a charge under the Contract is reduced, or stops being deducted, after so many years is not reflected. Based on these assumptions, your costs would be:


         If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $549              $1,643           $2,731            $5,264


         If you surrender your Contract at the end of each time period:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $1,449            $2,043           $2,931            $5,264

         The following examples include the minimum fees and expenses of any of the Funds and the cost for just the base Contract (no optional endorsements). Based on these assumptions, your costs would be:


         If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $201              $621             $1,068            $2,306


         If you surrender your Contract at the end of each time period:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $901              $1,121           $1,368            $2,306

         EXPLANATION OF THE FEES AND EXPENSES TABLES AND EXAMPLES. The purpose of the Fees and Expenses Tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the Separate Account and the funds. Premium taxes may also apply. The examples also reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account. A withdrawal charge is imposed on income payments that occur within 13 months of the date the Contract is issued.


         THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.


         FINANCIAL STATEMENTS. You can find the financial statements of the Separate Account and Jackson National Life of NY in the Statement of Additional Information. The financial statements of Jackson National Life of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National Life of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. To obtain a copy free of charge, contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus.


         CONDENSED FINANCIAL INFORMATION. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges. Please see Appendix H for more information about Accumulation Unit values.

                              THE ANNUITY CONTRACT

         Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We generally will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

         You may allocate your Contract Value to

               o our Fixed Account, as may be made available by us, or as may be otherwise limited by us; or to

               o Investment Divisions of the Separate Account that invest in underlying Funds.

         Your Contract, like all deferred annuity contracts, has two phases:

               o the ACCUMULATION PHASE, when you make premium payments to us, and

               o    the INCOME PHASE, when we make income payments to you.

         As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment. An assignment may be a taxable event. With Contracts with the 5% or 4% For Life GMWB, your ability to change ownership is limited. Please contact the Annuity Service Center for help and more information.


         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents.


                           JACKSON NATIONAL LIFE OF NY

         We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

         Jackson National Life of NY is working to provide documentation electronically. When this program is available, Jackson National Life of NY will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT

         Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.


         Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the specified period. The Fixed Account minimum interest rate is 2.25% per annum, which is credited daily. For Contracts issued BEFORE MAY 2, 2005, the Fixed Account minimum interest rate is 1.50% per annum, which is credited daily. For Contracts issued BEFORE SEPTEMBER 22, 2003, the Fixed Account minimum interest rate is 3% per annum, which is credited daily. Subject to these minimum requirements, we may declare different base interest rates at different times.

         Your Contract Value may be subject to an "Interest Rate Adjustment" and a withdrawal charge, however, if you decide to withdraw or transfer your Contract Value allocated to the Fixed Account, or if you annuitize the Contract, before the end of the specified period. The Interest Rate Adjustment depends on the base interest rate that was available when you allocated Contract Value to a Fixed Account option versus the base interest rate available for allocations to a new Fixed Account option with a duration equal to the number of years remaining in the current Fixed Account option at the time of withdrawal, transfer, or annuitization. If your base interest rate is higher than the base interest rate available for allocations to a new Fixed Account option with a duration equal to the number of years remaining in the current Fixed Account option at the time of withdrawal, transfer, or annuitization, then the Interest Rate Adjustment will increase your Contract Value, and vice versa. However, there will be no Interest Rate Adjustment when the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization is less than your base interest rate by 0.25% or less. Also, there is no Interest Rate Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Interest Rate Adjustment reduce the Contract Value below the minimum interest rate applicable to your Contract.

         Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Interest Rate Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, we will allocate the Contract Value based on your Investment Division allocation instructions. For Contracts purchased ON OR AFTER SEPTEMBER 22, 2003, if any Contract Enhancement is selected, allocations to the three-, five- and seven-year Fixed Account are prohibited until the end of the applicable recapture charge period. Your Contract contains a more complete description of the Fixed Account options, as supplemented by our administrative requirements relating to transfers.

                              THE SEPARATE ACCOUNT

         We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS


         You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS
AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


-------------------------------------------------------------------------------------------------------------------

                                JNL SERIES TRUST

-------------------------------------------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

-------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of securities represented by the Russell 2000(R) Index.

-------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in securities and the remainder in bonds and other debt securities.

-------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks long-term growth of capital by investing in securities issued by medium-sized companies.


-------------------------------------------------------------------------------------------------------------------

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of securities in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value
         Index at the time of investing.

-------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued based on their return on equity.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic corporations.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade, fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies.
         However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of U.S.
         mid-capitalization companies of a similar size to those in the Russell
         MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.


-------------------------------------------------------------------------------------------------------------------

JNL/PUTNAM VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of fixed-income investments.

-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large U.S.
         companies selected for their growth potential.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a diversified portfolio of common stocks of well-established U.S. growth companies.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of medium-sized
         (mid-cap) U.S. companies which the sub-adviser expects to grow at a faster rate than the average company.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------

                            JNLNY VARIABLE FUND I LLC

-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

-------------------------------------------------------------------------------------------------------------------

                              JNL VARIABLE FUND LLC

-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


-------------------------------------------------------------------------------------------------------------------


         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson National Life of NY. They are NOT offered or made available to the general public directly.


         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

         You should read the prospectus for the JNL Series Trust, JNL Variable Fund LLC and the JNLNY Variable Fund I LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners.

         SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

         MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.20% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE MAY 3, 2004, the annual charge is 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE SEPTEMBER 22, 2003, the annual charge is 1.25% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

               o to make income payments for the life of the Annuitant during the income phase;

               o to waive the withdrawal charge in the event of the Owner's death; and

               o    to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value.

         We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.


         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require.


         WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:


               o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS


               o EARNINGS (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account your remaining premium in these Options)

               o    ADDITIONAL FREE WITHDRAWALS

                    o during each Contract Year (the first withdrawal during a Contract Year for Contracts purchased BEFORE SEPTEMBER 22, 2003), 10% of premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn, MINUS earnings (minimum distribution requirements will reduce the 10% free withdrawal amount), OR

                    o if you have elected the 20% Additional Free Withdrawal endorsement, during each Contract Year, 20% of premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings.

         WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

               o    partial   withdrawals  in  excess  of  the  free  withdrawal
                    amounts, or


               o withdrawals under a tax-qualified Contract that exceeds its minimum distribution requirements, or

               o withdrawals in excess of the free withdrawal amounts to meet the minimum distribution requirements of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the minimum distribution requirements of a Roth IRA annuity, or

               o    total withdrawals.

         The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period or the Five-Year Withdrawal Charge Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                     WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

         COMPLETED YEARS
         SINCE RECEIPT OF        0        1        2        3        4        5        6       7+
         PREMIUM


         WITHDRAWAL CHARGE      7%       6%       5%       4%       3%       2%       1%       0

         WITHDRAWAL CHARGE
         IF FIVE-YEAR          6.5%      5%       3%       2%       1%        0        0       0
         PERIOD IS ELECTED

         WITHDRAWAL CHARGE
         IF THREE-YEAR          6%      4.5%      2%        0        0        0        0       0
         PERIOD IS ELECTED

         For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

         NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         We do not assess the withdrawal charge on any payments paid out as:

               o income payments (but the withdrawal charge is deducted on the Income Date if that date is within 13 months of the Issue Date);

               o    death benefits;



               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge); or


               o withdrawals of up to $250,000 from the Investment Divisions or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

         We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National Life of NY or any of our affiliates.


         CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:


                  CONTRACT ENHANCEMENT               2%                3%               4%
                  CHARGE (ON AN ANNUAL BASIS)        0.395%            0.42%            0.56%

         For Contracts with Issue Dates BETWEEN SEPTEMBER 22, 2003 AND OCTOBER 3, 2004, the 4% Contract Enhancement was not available. For Contracts with Issue Dates ON AND AFTER SEPTEMBER 22, 2003 and a Contract Enhancement, the three-, five-, or seven-year Fixed Account option is unavailable.

         Due to this charge, it is possible that upon a complete withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)

        Completed Years Since Receipt of        0        1        2          3         4        5        6      7+
          Premium Payment
        Recapture Charge (2% Credit)            2%      2%      1.25%      1.25%      0.5%      0        0      0
        Recapture Charge (3% Credit)            3%      3%        2%        2%         2%       1%       1%     0
        Recapture Charge (4% Credit)            3%      3%        2%        2%         2%       1%       1%     0

         For Contracts with Issue Dates BEFORE SEPTEMBER 23, 2003, the recapture charges over the same completed years since receipt of a premium payment were: 4%, 4%, 2.5%, 2.5%; 2.5%; 1.25%; and 1.25%.

         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do NOT assess the recapture charge on any amounts paid out as:

               o    death benefits;

               o    income payments paid during the income phase;

               o withdrawals taken under your Contract's free withdrawal provisions;

               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the requested withdrawal exceeds the minimum distribution requirements, then the entire withdrawal will be assessed the applicable recapture charge); or

               o withdrawals of up to $250,000 from the Separate Account or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

         OPTIONAL DEATH BENEFIT - HIGHEST ANNIVERSARY VALUE DEATH BENEFIT CHARGE. There is no additional charge for the Contract's basic death benefit. However, if you select the Highest Anniversary Value Death Benefit, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


         GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the GMIB, on a calendar quarter basis, you will pay 0.15% (.075% if elected BEFORE SEPTEMBER 22, 2003, 0.1125% BEFORE MAY 3, 2004) of the GMIB Benefit Base. This charge is deducted from the Contract Value at the end of each calendar quarter and upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date. We will waive the portion of the GMIB charge to be deducted from any Contract Value allocated to the Fixed Account, however, to the extent it would result in a net interest rate of less than the Fixed Account minimum interest rate. The GMIB Benefit Base is explained on page 59 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.


         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 7% GMWB, you will pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. However, if you selected the 7% GMWB BEFORE OCTOBER 4, 2004, you will pay 0.35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions increasing to 0.55% upon the first election of a "step-up." We reserve the right to prospectively change the charge on new Contracts, upon election of the benefit after issue or upon any election of any "step-up," subject to a maximum charge of 0.70%. For more information about the "step-up," please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 37. We stop deducting this charge upon the earlier of the date you annuitize or the date your Contract Value falls to zero.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 5% For Life GMWB, you will pay a charge on an annual basis of the average daily net asset value of your allocations to the Investment Divisions that depends on the Owner's age, or the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

                      60 and 64............................0.90%
                      65 and 69............................0.60%
                      70 and 74............................0.50%
                      75 and 80............................0.40%


         We reserve the right to prospectively change the charge on new Contracts or upon the selection of this benefit after issue, subject to the maximum annual charges for the same age groups, which are: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals have been taken before that time. However, this charge reduction is not available upon the spouse's continuation of the Contract. For the Owner that is a legal entity, the charge is based on the Annuitant's age. You will continue to pay the charge even if the "for life" guarantee is no longer in effect. We will stop deducting the charge upon the earliest of either the date you annuitized or if your Contract Value falls to zero.


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 4% For Life GMWB, you will pay a charge on an annual basis of the average daily net asset value of your allocations to the Investment Divisions that depends on the Owner's age, or the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

                      50 and 54............................0.65%
                      55 and 59............................0.50%
                      60 and 64............................0.35%
                      65 and 69............................0.25%
                      70 and 74............................0.20%
                      75 and 80............................0.15%


         We reserve the right to prospectively change the charge on new Contracts or upon the selection of this benefit after issue, subject to the maximum annual charges for the same age groups, which are: 0.85%; 0.65%; 0.50%; 0.35%; 0.30%; and 0.20%, respectively. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals have been taken before that time. However, this charge reduction is not available upon the spouse's continuation of the Contract. For the Owner that is a legal entity, the charge is based on the Annuitant's age. You will continue to pay the charge even if the "for life" guarantee is no longer in effect. We will stop deducting the charge upon the earliest of either the date you annuitized or if your Contract Value falls to zero.


         THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw 20% of premium (still subject to a withdrawal charge minus earnings) during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


         OTHER EXPENSES. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust, JNL Variable Fund LLC and the JNLNY Variable Fund I LLC. For more information, please see the Fund Annual Expenses table beginning on page 10.

         PREMIUM TAXES. Your state charges premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

         DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National Life Insurance Company, Jackson National Life of NY's parent.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

         The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales that currently range from 10 to 50 basis points. Marketing support payments, set by the broker-dealers, among other things, allow us to participate in sales conferences and educational seminars. These payments are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

               o    National Planning Corporation,

               o    SII Investments, Inc.,

               o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

               o    Investment Centers of America, Inc., and

               o    BH Clearing, LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life of NY and Jackson National Life Insurance Company, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNLNY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.


                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

               o    $5,000 under most circumstances

               o    $2,000 for a qualified plan Contract

         MINIMUM ADDITIONAL PREMIUMS:

               o    $500 for a qualified or non-qualified plan

               o    $50 for an automatic payment plan

               o You can pay additional premiums at any time during the accumulation phase


         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. There is a $100 minimum balance requirement for each Fixed Account and Investment Division. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. We reserve the right to restrict availability or impose restrictions on the Fixed Account options.


         MAXIMUM PREMIUMS:

               o The maximum aggregate premiums you may make without our prior approval is $1 million.

         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit, the GMIB or any GMWB.

         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Fixed Account and Investment Divisions. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules described above.

         Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

         Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

         OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected (for Contracts with Issue Dates BETWEEN SEPTEMBER 22, 2003 AND OCTOBER 3, 2004, the 4% Contract Enhancement is unavailable). There is a charge that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. We will impose a Contract Enhancement recapture charge if you

               o    make withdrawals in excess of the free withdrawals permitted
                    by  your   Contract  (or  an  additional   free   withdrawal
                    endorsement if elected) or

               o    return your Contract during the Free Look period.

         The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for extended care, withdrawal of earnings, withdrawals made in accordance with your Contract's free withdrawal provision or in accordance with an additional free withdrawal endorsement, amounts paid out as income payments or death benefits, or to satisfy minimum distribution requirements of the Internal Revenue Code. If the withdrawal requested exceeds the minimum distribution requirements, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

         Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any gains attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

         Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven (five for the 2% Contract Enhancement) years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven (five for the 2% Contract Enhancement) Contract Years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement. Jackson National Life of NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven (five for the 2% Contract Enhancement) years. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.


         If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).


         According, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

         In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

               o    death benefits computed on the basis of Contract Value;

               o withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;


               o withdrawals under our extended care benefit. For more information, please see "Waiver of Withdrawal and Recapture Charges for Extended Care" beginning on page 49.

         For Contracts purchased ON OR AFTER SEPTEMBER 22, 2003, selection of a Contract Enhancement will prohibit allocation or transfer of any premium to the 3-, 5-, or 7-year Fixed Account options during the recapture periods.


         If you purchased your Contract BETWEEN MARCH 18, 2003 AND SEPTEMBER 21, 2003, the 3% and 4% Contract Enhancements were not available and the 2% Contract Enhancement could not be elected with the five-year withdrawal charge period option. If you purchased your Contract BETWEEN JULY 14, 2003 AND SEPTEMBER 21, 2003, the 2% Contract Enhancement was not available.

         The 3% Contract Enhancement may not be selected with the 20% Additional Free Withdrawal option.


         CAPITAL PROTECTION PROGRAM. If you select our Capital Protection program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your Jackson National Life of NY representative with respect to the current availability of 3, 5, 7 year Fixed Account options and the availability of the Capital Protection program.


         For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

         Alternatively, assume Jackson National Life of NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National Life of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

         Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guaranteed period.

         ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

               o    determining   the  total   amount  of  assets  held  in  the
                    particular Investment Division;

               o subtracting any charges and taxes chargeable under the Contract; and

               o    dividing   this   amount  by  the   number  of   outstanding
                    Accumulation Units.

         The value of an Accumulation Unit may go up or down from day to day and may be different for different charges. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating the Accumulation Unit value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

         You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Interest Rate Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

               o    limiting the number of transfers over a period of time;

               o    requiring a minimum time period between each transfer;

               o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

               o limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

         Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.


         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.


                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnlny.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center number referenced in your Contract or on your quarterly statement.

         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.


         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer requests made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.


         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

               o    by making either a partial or complete withdrawal;

               o    by electing the Systematic Withdrawal Program;

               o    by electing a Guaranteed Minimum Withdrawal Benefit, or

               o    by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


         Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable premium tax, the annual contract maintenance charges, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 32.

         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.


         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken.


         If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 66.

         WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR EXTENDED CARE. We will waive the withdrawal charges and recapture charges (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, on amounts of up to $250,000 from the Fixed Account and Investment Divisions that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.


         OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period, a three-year withdrawal charge period with withdrawal charges in contribution years one through three of 6%, 4.5% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.

         OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period a five-year withdrawal charge period with withdrawal charges in contribution years one through five of 6.5%, 5%, 3%, 2% and 1%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of the average daily net asset value of your allocations to the Investment Divisions. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.

         The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as you hold the Contract. The potential benefits of these options normally will persist for no more than four-to-six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made).

         If you purchased your Contract BETWEEN MARCH 18, 2003, AND SEPTEMBER 21, 2003, the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

         20% ADDITIONAL FREE WITHDRAWAL. You may elect an endorsement to your Contract that permits you to withdraw an additional 20% of premiums that are subject to a withdrawal charge, minus earnings during a Contract Year without a withdrawal charge. You will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Free Withdrawal. In addition, the 20% Free Withdrawal Endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Free Withdrawal Endorsement provides extra liquidity in any market environment but, when it is elected in combination with the GMWB, taking full advantage of the benefit in a declining market will have an adverse effect on the GMWB if your Contract Value falls below your Guaranteed Withdrawal Balance. ANYTIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement, or the 3% or 4% Contract Enhancement.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. THE FOLLOWING DESCRIPTION OF THE 7% GMWB IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE 7% GMWB CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. We may limit availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.


         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 6 of Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or

               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or


               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:


               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal;


                                       - or -

               For Contracts to which this endorsement is added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


               For Contracts to which this endorsement is added BEFORE MAY 2, 2005, 7% of the greater of:

                    1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                    2.   the GWB after the partial withdrawal.


         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         On or after your fifth anniversary after selecting the 7% GMWB, you may choose to "step-up" the GWB to equal your then current Contract Value. The request will be processed and effective on the day we receive the request in Good Order, which is within 30 days after a Contract Anniversary. Your GAWA then becomes the greater of: (i) 7% of the Contract Value on the effective date of the "step-up" or (ii) the GAWA prior to the "step-up." You would not choose a "step-up" if your current GWB is higher than your Contract Value.

         More than one "step up" is permitted, but there must be at least five Contract Years between "step ups." Before deciding to "step-up," please consult with the registered representative who helped you to purchase the Contract or contact us at our Annuity Service Center.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         SURRENDER. If your Contract is surrendered, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB is terminated.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the Beneficiary.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 5% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED EARLIER, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDICES D AND E. For Owners between the ages of 60 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% for Life GMWB may be available. (For the Owner that is a legal entity, the benefit is based on the Annuitant.) The 5% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB (and because of the "for life" guarantee, your total withdrawals could be more than the
         GWB), regardless of your Contract Value. For the 5% for Life GMWB, how the GWB and GAWA are determined and the limitations are the same as the 7% GMWB, except that:

               o there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year are less than or equal to the GAWA and your "for life" guarantee is still in effect;

               o    the GAWA is 5% of the GWB


               o with any subsequent premium payments, the GAWA increases by 5% of the net premium payment, or 5% of the increase in the GWB if the maximum GWB is reached; and

               o    there is a "for life" guarantee.


         "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA (or MRD, if greater, for certain qualified plans) even after the Contract Value falls to zero. Because of the "for life" guarantee, we do not allow an ownership change of a Contract with this endorsement, except for the Owner that is a legal entity. With an Owner that is a legal entity, we will allow ownership to change to another legal entity or to the Annuitant, and the "for life" guarantee will remain in effect. However, even if the "for life" guarantee were to become invalid, we would not allow an ownership change. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA (or MRD, if greater, for certain qualified plans). The "for life" guarantee is terminated upon spousal continuation.

         The GWB of the 5% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, with the GAWA based on 5% of the GWB or previous GAWA, if greater.

         With the 5% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective. Three is no fixed income option, in addition to the Contract's other income options, if you decide to annuitize your Contract.


         For certain tax-qualified Contracts, withdrawals exceeding GAWA to meet a Contract's minimum distribution requirements ("MRDs") under the Internal Revenue Code (Code) may not invalidate the "for life" guarantee. We require prior notice of an MRD at the time of your request for a withdrawal, and there is an administrative form. The administrative form allows for one-time or systematic withdrawals. Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which this endorsement applies, even where the Code allows for the taking of MRDs for multiple contracts from a single contract. Under the Code, MRDs are calculated and taken on a calendar year basis. But with the 5% for Life GMWB, the GAWA is based on Contract Years, and only your MRDs for one calendar year are allowed per Contract Year. However, with the calendar year in which your MRDs are to begin (generally, when you reach age 70 1/2), you may take your MRDs for the current and next calendar years during the same Contract Year, as necessary. Because the intervals for the GAWA and MRDs are different, the "for life" guarantee is more susceptible to being invalidated with tax-qualified Contracts if the sum of your total partial withdrawals exceed the greater of the GAWA or MRD in a Contract Year, especially in the first Contract Year of MRDs. So please be sure to consult your tax adviser beforehand. Moreover, withdrawing more than the greater of the GAWA or MRD in any Contract Year could cause the GWB to be reduced by more than the dollar amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, as applicable, too. Please consult your tax adviser regarding MRDs prior to purchasing a tax-qualified Contract with the 5% for Life GMWB.


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 4% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED IN THE IMMEDIATELY PRECEDING FEW SECTIONS, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. ALSO, THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDICES F AND G. For Owners between the ages of 50 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 4% for Life GMWB may be available. (For the Owner that is a legal entity, the benefit is based on the Annuitant.) The 4% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB (and because of the "for life" guarantee, your total withdrawals could be more than the GWB), regardless of your Contract Value. For the 4% for Life GMWB, how the GWB and GAWA are determined and the limitations are the same as the 7% GMWB, except that:


               o there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year are less than or equal to the GAWA and your "for life" guarantee is still in effect;

               o    the GAWA is 4% of the GWB;

               o with any subsequent premium payments, the GAWA increases by 4% of the net premium payment, or 4% of the increase in the GWB if the maximum GWB is reached; and

               o    there is a "for life" guarantee.

         "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA even after the Contract Value falls to zero. Because of the "for life" guarantee, we do not allow an ownership change of a Contract with this endorsement, except for the Owner that is a legal entity. With an Owner that is a legal entity, we will allow ownership to change to another legal entity or to the Annuitant, and the "for life" guarantee will remain in effect. However, even if the "for life" guarantee were to become invalid, we would not allow an ownership change. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA. The "for life" guarantee is terminated upon spousal continuation.

         The GWB of the 4% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on 4% of the GWB or the previous GAWA, if greater.

         With the 4% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective. There is no fixed income option, in addition to the Contract's other income options, if you decide to annuitize your Contract. Please consult your tax adviser prior to purchasing a Contract with the 4% for Life GMWB.

         YOU MAY ELECT ONLY ONE GMWB. YOU MAY NOT ELECT BOTH A GMWB AND THE GMIB, AND YOU MAY NOT ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Interest Rate Adjustment.

         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

               o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

               o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

               o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

               o the SEC, by order, may permit for the protection of Contract Owners.

         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least 13 months after the Contract's Issue Date. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at any time before the Income Date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.


         You can choose to have income payments made monthly, quarterly, semi-annually, or annually. Or you can choose a single lump sum payment. If you have less than $5,000 (BEFORE SEPTEMBER 22, 2003 - $2,000) to apply toward an income option, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 (BEFORE SEPTEMBER 22, 2003 - $20), we may set the frequency of payments so that the first payment would be at least $50 (BEFORE SEPTEMBER 22, 2003 - $20).


         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

               o the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

               o the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;

               o    which income option you select; and

               o the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 2.50%. For Contracts issued BEFORE OCTOBER 4, 2004, the assumed investment rate is 3%.


         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.


         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.


         No withdrawals are permitted during the income phase under an income option that is life contingent.


         GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years (7 Contract years if this option was elected BEFORE SEPTEMBER 22, 2003), subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract. This benefit is only available if

               o    you elect it prior to your Contract's Issue Date;

               o the Annuitant is not older than age 75 (78 if this option was elected BEFORE SEPTEMBER 22, 2003) on the Issue Date; and

               o you exercise it on or within 30 calendar days of your 10th (7th if this option was elected BEFORE SEPTEMBER 22, 2003), or any subsequent Contract Anniversary, but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         The GMIB will terminate and will not be payable at the earliest of:

               o the Income Date (if prior to the effective date of the GMIB);

               o the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

               o    the date you make a total  withdrawal  from the Contract;

               o upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

               o if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.


         No other income options will be available, and no partial annuitizations will be allowed.

         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 (7 if this option was elected BEFORE SEPTEMBER 22, 2003) Contract Years. Please consult a tax advisor on this and other matters of selecting income options.


         The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF
         (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               o all premiums you have paid (net of any applicable premium taxes); PLUS

               o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

               o    an  adjustment   (described   below)  for  any   withdrawals
                    (including   any   applicable   charges  and  Interest  Rate
                    Adjustments to those withdrawals)

         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB.

         For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

         For Contracts issued BEFORE MAY 3, 2004, the annual interest rate is 6%.

         If this option was elected BEFORE SEPTEMBER 22, 2003, compounding is unavailable.


         All adjustments for Premiums and Contract Enhancements are made on the date of Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.)
         These examples do not take into account taxes.


         For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.

         AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

               o the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

               o an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Interest Rate Adjustments for those withdrawals); PLUS

               o any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

               o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

               o    any taxes deducted after that Contract Anniversary.

         All adjustments are made on the date of the applicable listed events and their transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

               o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

               o any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.


         For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.


         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.


         YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

                                  DEATH BENEFIT

         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Or you may select an optional death benefit for an additional charge. The optional death benefit is only available upon application, and once chosen, cannot be canceled.

         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes but is not limited to due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include any required interest from the date of death. The death benefit paid will be the basic death benefit unless you have selected the optional death benefit endorsement. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Annuity Service Center in Lansing, Michigan.

         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

               o your Contract Value on the date we receive all required documentation from your Beneficiary; or

               o the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

         For Contracts issued BEFORE SEPTEMBER 22, 2003, there is a third component. The death benefit could also be the greatest Anniversary Value before your 86th birthday. The "Anniversary Value" is your Contract Value on the first day of a Contract year, minus any withdrawals (and applicable charges) and plus any additional premiums since that day.

         OPTIONAL DEATH BENEFIT. The Highest Anniversary Death Benefit is available, which is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for this optional death benefit, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting the optional death benefit. This optional death benefit is available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. The optional death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

         For purposes of the optional death benefit, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of the withdrawals and your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT changes your basic death benefit to the greatest of:
                          (a) your Contract Value on the date we receive all required documentation from your Beneficiary; or
                          (b) total Net Premiums since your Contract was issued; or
                          (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments for withdrawals) in proportionto the reduction of Contract Value at the time of withdrawal, annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) and minus taxes deducted subsequent to that Contract Anniversary. All adjustments occur at the time of the transaction.

         PAYOUT OPTIONS. The Contract's death benefit is payable pursuant to one of the following payout options:

                    o    single lump sum payment; or

                    o payment of entire death benefit within 5 years of the date of death; or

                    o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future payments to the Beneficiary.


         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 65.


         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 59. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51. Because the "for life" guarantee would no longer be in effect with the 5% or 4% for Life GMWB, however, the benefit would allow the spouse to take partial withdrawals until the GWB is depleted. The Contract, and its optional benefits, remains the same. There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.


         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.


         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.


         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

               o    paid on or after the date you reach age 59 1/2;

               o    paid to your Beneficiary after you die;

               o paid if you become totally disabled (as that term is defined in the Code);

               o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

               o    paid under an immediate annuity; or

               o    which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary", who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

               o    reaches age 59 1/2;

               o    leaves his/her job;

               o    dies;

               o    becomes disabled (as that term is defined in the Code); or

               o experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income-tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

               o there was a written agreement providing for payments of the fees solely from the annuity Contract,

               o    the Contract Owner had no liability for the fees and

               o the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson National regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 57 Investment Divisions and at least one Fixed Account option, although a Contract Owner can select no more than 18 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


         The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

         WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

              (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

              (b) a required minimum distribution;

              (c) a hardship withdrawal; or

              (d) the non-taxable portion of a distribution.

                                OTHER INFORMATION


         DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to the Fixed Account options is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.


         EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option and the Money Market Investment Division). There is no charge for Earnings Sweep.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both. There is no charge for Rebalancing.

         You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within twenty days after receiving it. We will return

               o    the Contract Value in the Investment Divisions, PLUS

               o any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, PLUS

               o the full amount of premium you allocated to the Fixed Account (minus any withdrawals), minus

               o any withdrawals from the Fixed Account and applicable Contract Enhancement recapture charge.

         We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

               o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

               o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

               o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment
                    Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

               o YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

         LEGAL PROCEEDINGS. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson National Life Insurance Company of New York is a party.

         Jackson National Life Insurance Company ("Jackson National" or "JNL"), Jackson National Life of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

               o Information we receive from you on applications or other forms;

               o    Information about your transactions with us;

               o    Information we receive from a consumer reporting agency;

               o    Information   we  obtain  from  others  in  the  process  of
                    verifying information you provide us; and

               o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History .............................................2
Services ....................................................................3
Purchase of Securities Being Offered ........................................3
Underwriters ................................................................3
Calculation of Performance ..................................................4
Additional Tax Information ..................................................6
Net Investment Factor ......................................................18
Condensed Financial Information ............................................19

                                   APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Trust The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The DowSM 10 Fund, or the owners of the JNL/Mellon Capital Management The DowSM 10 Fund, in determining, composing or calculating the DJIA or have any obligation to do so.

          ----------------------------------------------------------------------
          DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND. SPECIFICALLY,

          o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

               o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

               o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

               o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

          o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

          o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

          o THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER THIRD PARTIES.
          ----------------------------------------------------------------------


                                                APPENDIX B

  -----------------------------------------------------------------------------------------------------------------
  JNL/NY EXAMPLE 1
  -----------------------------------------------------------------------------------------------------------------
       100,000.00  : Premium
            4.00%  : Withdrawal Charge Year 4
            3.00%  : Contract Enhancement
            2.00%  : Recapture Charge Year 4
            5.00%  : Net Return

  AT END OF YEAR 4
       125,197.14  : Contract Value at end of year 4
       100,000.00  : Net Withdrawal requested

        25,197.14  : Earnings
        79,577.51  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        ---------
       104,744.65  : Total Gross Withdrawal

       104,774.65  : Total Gross Withdrawal
        -3,183.10  : Withdrawal Charge
        -1,591.55  : Recapture Charge
        ---------
       100,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  JNL/NY EXAMPLE 2
  -----------------------------------------------------------------------------------------------------------------
          10/1/05
       100,000.00  : Premium
            5.00%  : Withdrawal Charge Contribution Year 3
            2.00%  : Recapture Charge Contribution Year 3
          12/1/05
       100,000.00  : Premium
            6.00%  : Withdrawal Charge Contribution Year 2
            3.00%  : Recapture Charge Contribution Year 2

            3.00%  : Contract Enhancement
            0.00%  : Net Return

          11/1/07
       206,000.00  : Contract Value
       150,000.00  : Net Withdrawal Requested

         6,000.00  : Earnings
        14,000.00  : 10% Additional Free Withdrawal Amount
       100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        40,659.34  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        ---------
       160,659.34  : Total Gross Withdrawal

       160,659.34  : Total Gross Withdrawal
        -5,000.00  : Withdrawal Charge from Premium 1
        -2,000.00  : Recapture Charge from Premium 1
        -2,439.56  : Withdrawal Charge from Premium 2
        -1,219.78  : Recapture Charge from Premium 2
       150,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, PLEASE CONSIDER IN MAKING YOUR DECISIONS THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 7% GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).

     o Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $6,300.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

                                   APPENDIX D


THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP" OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.


ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 5% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $7,500, which is your prior GAWA ($5,000) plus 5% of your additional Premium payment ($2,500) and the For Life Guarantee remains effective.

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($5,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $95,000, which is your prior GWB ($100,000) minus the GAWA ($5,000).

     o Your GAWA for the next year remains $5,000, because you did not take more than the GAWA ($5,000) and the For Life Guarantee remains effective.


EXAMPLE 3A: WITHDRAWAL IN EXCESS OF THE GAWA, BUT EQUAL TO THE QUALIFIED MRD.

If you take greater than the GAWA ($5,000), but equal to the qualified MRD for this Contract ($6,000) as a withdrawal before the end of the first Contract Year, and the withdrawal is specified as an MRD, then

     o Your GWB becomes $94,000, which is your prior GWB ($100,000) minus the MRD for this Contract ($6,000).

     o Your GAWA for the next year remains $5,000 the withdrawal was not greater than the maximum of the MRD for this Contract ($6,000) and the GAWA ($5,000) and the For Life Guarantee remains effective.

EXAMPLE 4: WITHDRAWAL NOT QUALIFIED AS AN MRD FOR THIS CONTRACT OF AN AMOUNT GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.


If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.


EXAMPLE 6: WITHDRAWAL NOT QUALIFIED AS AN MRD FOR THIS CONTRACT OF AN AMOUNT GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.


If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $1,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($5,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $195,000, which is your prior GWB ($200,000) minus the withdrawal ($5,000). Your GAWA remains $10,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $95,000, which is your prior GWB ($100,000) minus the withdrawal ($5,000). Your GAWA remains $5,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $195,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,750) and choose the greater amount ($9,750). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.


If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA not qualified as an MRD for this Contract ($15,000), then


9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.


     o Upon withdrawal of an amount greater than the GAWA not qualified as an MRD for this Contract, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $9,250. Since the withdrawal is greater than the GAWA not qualified as an MRD for this Contract, the For Life Guarantee is null and void.


     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA not qualified as an MRD for this Contract, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,250) and choose the greater amount ($9,250). This is your new GAWA. Since the withdrawal is greater than the GAWA not qualified as an MRD for this Contract, the For Life Guarantee is null and void.


     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.


If your Contract Value is $15,000 and you take no more than the greater of the MRD for this Contract ($2,500) and the GAWA ($5,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the greater of the MRD for this Contract and GAWA in any contract year and the For Life Guarantee is fully effective, then:

     o We recalculate your GWB as $0. This is equal to the GWB prior to the withdrawal ($0) less the withdrawal ($5,000). Since this cannot be less than $0, the new GWB is $0.

     o Your GAWA for the next year remains $5,000 because you did not take more than the maximum of the MRD for this Contract ($2,500) and the GAWA ($5,000), and the For Life Guarantee remains effective.

                                   APPENDIX E


THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 5% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.


THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 5% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

     o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

     o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.

If you withdraw $20,000 at the end of the first Contract Year and your Contract Value is equal to $105,000 before the withdrawal, then

     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge ($850 for Perspective II).

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000.

          Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,250. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($4,250) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $75,750, which is your prior GWB ($80,000) minus the GAWA ($4,250).

     o Your GAWA for the next year remains $4,250, because you did not take more than the GAWA ($4,250).

     o    Your Contract Value after the withdrawal is $65,750.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge of $850.

                                   APPENDIX F


THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP" OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 4% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $6,000, which is your prior GAWA ($4,000) plus 4% of your additional Premium payment ($2,000) and the For Life Guarantee remains effective.

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($4,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $96,000, which is your prior GWB ($100,000) minus the GAWA ($4,000).

     o Your GAWA for the next year remains $4,000, because you did not take more than the GAWA ($4,000) and the For Life Guarantee remains effective.

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,600. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $1,200. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($4,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $196,000, which is your prior GWB ($200,000) minus the withdrawal ($4,000). Your GAWA remains $8,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $96,000, which is your prior GWB ($100,000) minus the withdrawal ($4,000). Your GAWA remains $4,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $196,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,840) and choose the greater amount ($7,840). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $7,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,400) and choose the greater amount ($7,400). This is your new GAWA. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.

If your Contract Value is $15,000 and you take the GAWA ($4,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the GAWA in any contract year and the For Life Guarantee is fully effective, then:

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($4,000) from your Contract Value ($15,000). This equals $11,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($4,000) from your GWB ($0). This cannot be less than $0 so it is set to $0.

          Your GWB remains $0.

     o Your GAWA for the next year remains $4,000 because you did not take more than the GAWA ($4,000) and the For Life Guarantee remains effective.

                                   APPENDIX G


THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 4% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.


THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 4% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

     o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB.

     o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.

If you withdraw $20,000 at the end of the first Contract Year and your Contract Value is equal to $105,000 before the withdrawal, then

     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge ($850 for Perspective II).

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000.

          Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($3,400) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $76,600, which is your prior GWB ($80,000) minus the GAWA ($3,400).

     o Your GAWA for the next year remains $3,400, because you did not take more than the GAWA ($3,400).

     o    Your Contract Value after the withdrawal is $66,600.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge of $850.

                                   APPENDIX H


                            ACCUMULATION UNIT VALUES

The following tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated
- for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.

With these tables, please note the following changes with the Investment Divisions. Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):




                       JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                                                       --
                        JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
                                                    --
              JNL/Mellon Capital Management NASDAQ (R) 15 TO JNL/Mellon Capital Management Nasdaq (R) 15
                                                          --
 JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
                                                                --
           JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector
                                                       --



Also effective May 2, 2005, the Separate Account has these new Investment
Divisions, on which no Accumulation Unit information is available yet: JNL/AIM
Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid
Cap Value.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level
(annualized) under the Contract.






ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.10% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $17.34               N/A                 N/A
    End of period                                                          $17.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,307               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division596

  Accumulation unit value:
    Beginning of period                                                    $16.52               N/A                 N/A
    End of period                                                          $17.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,658               N/A                 N/A

JNL/Eagle SmallCap Equity Division596

  Accumulation unit value:
    Beginning of period                                                    $17.71               N/A                 N/A
    End of period                                                          $20.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,129               N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division596

  Accumulation unit value:
    Beginning of period                                                    $17.86               N/A                 N/A
    End of period                                                          $19.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,600               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $24.67               N/A                 N/A
    End of period                                                          $26.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,865               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $30.78               N/A                 N/A
    End of period                                                          $34.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,625               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division596

  Accumulation unit value:
    Beginning of period                                                     $9.12               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,582               N/A                 N/A

JNL/PIMCO Total Return Bond Division596

  Accumulation unit value:
    Beginning of period                                                    $13.62               N/A                 N/A
    End of period                                                          $14.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,344               N/A                 N/A

JNL/Lazard Small Cap Value Division596

  Accumulation unit value:
    Beginning of period                                                    $13.38               N/A                 N/A
    End of period                                                          $14.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,243               N/A                 N/A

JNL/Lazard Mid Cap Value Division596

  Accumulation unit value:
    Beginning of period                                                    $15.48               N/A                 N/A
    End of period                                                          $17.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,292               N/A                 N/A

JNL/Salomon Brothers Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.97               N/A                 N/A
    End of period                                                          $13.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,423               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division596
  Accumulation unit value:
    Beginning of period                                                     $7.86               N/A                 N/A
    End of period                                                           $8.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,363               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division596

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $13.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,298               N/A                 N/A

JNL/MCM S&P 500 Index Division596

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,020               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division596

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $11.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,860               N/A                 N/A

JNL/Oppenheimer Global Growth Division596

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,026               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,701               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division596

  Accumulation unit value:
    Beginning of period                                                    $15.04               N/A                 N/A
    End of period                                                          $16.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,325               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.195% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2% AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND 20%
ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division
  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division730

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,239               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A










-------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                   1 (800) 599-5651 (9 a.m. - 8 p.m., ET)

         MAIL ADDRESS:                                    P.O. Box 378004, Denver, Colorado 80237-8004

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237

INSTITUTIONAL MARKETING
GROUP (IMG) SERVICE CENTER:                               1 (888) 464-7779 (8 a.m. - 8 p.m., ET)
(for Contracts purchased through a bank
or another financial institution)

         MAIL ADDRESS:                                    P.O. Box 30901, Lansing, Michigan 48909-8401

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG

HOME OFFICE:                                              2900 Westchester Avenue, Purchase, New York 10577
-------------------------------------------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 2, 2005



                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM FIXED AND
                       VARIABLE DEFERRED ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 2, 2005. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378004, Denver, Colorado 80237-8004, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.



                                TABLE OF CONTENTS
                                                                       PAGE


General Information and History...........................................2
Services..................................................................3
Purchase of Securities Being Offered......................................3
Underwriters..............................................................3
Calculation of Performance................................................4
Additional Tax Information................................................6
Net Investment Factor ...................................................18
Condensed Financial Information .........................................19

GENERAL INFORMATION AND HISTORY

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National Life(R) of
NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National Life of NY is a wholly owned subsidiary of Jackson National Life Insurance Company(R), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and the JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index that are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

SERVICES

Jackson National Life of NY is the custodian of the assets of the Separate Account. Jackson National Life of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.


The financial statements of JNLNY Separate Account I and Jackson National Life of NY for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG, LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National Life Insurance Company.


The aggregate amount of underwriting commissions paid to broker/dealers was $3,444.330 in 2002, $13,261,966 in 2003 and $17,550,529 in 2004. JNLD did not
retain any portion of the commissions.


CALCULATION OF PERFORMANCE



When Jackson National Life of NY advertises performance for an Investment Division (except the JNL/Select Money Market Division (formerly, JNL/PPM America Select Money Market Fund)), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.


Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson National Life of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National Life of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National Life of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

[OBJECT OMITTED]

Where:

      a     =      net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
      b     =      expenses for the Investment Division accrued for the period (net of reimbursements).
      c     =      the average daily number of accumulation units outstanding during the period.
      d     =      the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL LIFE OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON NATIONAL LIFE OF NY'S TAX STATUS

Jackson National Life of NY is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National Life of NY and its operations form a part of Jackson National Life of NY.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National Life of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National Life of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National Life of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National Life of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 57 Investment Divisions and 4 Fixed Account options although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National Life of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National Life of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National Life of NY's administrative procedures. Jackson National Life of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National Life of NY specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National Life of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

               o    attains age 70 1/2,

               o    severs employment,

               o    dies, or

               o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

          (a)  is the net result of:

               (1) the net asset value of a Fund share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

               (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

               (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National Life of NY during the valuation period which are determined by Jackson National Life of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

          (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

          (c) is the asset charge factor determined by Jackson National Life of NY for the valuation period to reflect the asset based charges (the mortality and expense risks), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The following tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated
- for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.

With these tables, please note the following changes with the Investment Divisions. Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

                       JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                                                       --
                        JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
                                                    --
              JNL/Mellon Capital Management NASDAQ (R) 15 TO JNL/Mellon Capital Management Nasdaq (R) 15
                                                          --
 JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
                                                                --
           JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector
                                                       --

Also effective May 2, 2005, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/AIM Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid Cap Value.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.10% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
 $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $17.34               N/A                 N/A
    End of period                                                          $17.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,307               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division596

  Accumulation unit value:
    Beginning of period                                                    $16.52               N/A                 N/A
    End of period                                                          $17.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,658               N/A                 N/A

JNL/Eagle SmallCap Equity Division596

  Accumulation unit value:
    Beginning of period                                                    $17.71               N/A                 N/A
    End of period                                                          $20.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,129               N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division596

  Accumulation unit value:
    Beginning of period                                                    $15.74               N/A                 N/A
    End of period                                                          $16.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division596

  Accumulation unit value:
    Beginning of period                                                    $17.86               N/A                 N/A
    End of period                                                          $19.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,600               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $24.67               N/A                 N/A
    End of period                                                          $26.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,865               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $30.78               N/A                 N/A
    End of period                                                          $34.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,625               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division596

  Accumulation unit value:
    Beginning of period                                                     $9.12               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,582               N/A                 N/A

JNL/PIMCO Total Return Bond Division596

  Accumulation unit value:
    Beginning of period                                                    $13.62               N/A                 N/A
    End of period                                                          $14.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,344               N/A                 N/A

JNL/Lazard Small Cap Value Division596

  Accumulation unit value:
    Beginning of period                                                    $13.38               N/A                 N/A
    End of period                                                          $14.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,243               N/A                 N/A

JNL/Lazard Mid Cap Value Division596

  Accumulation unit value:
    Beginning of period                                                    $15.48               N/A                 N/A
    End of period                                                          $17.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,292               N/A                 N/A

JNL/Salomon Brothers Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.97               N/A                 N/A
    End of period                                                          $13.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,423               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division596

  Accumulation unit value:
    Beginning of period                                                     $7.86               N/A                 N/A
    End of period                                                           $8.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,363               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division596

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $13.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,298               N/A                 N/A

JNL/MCM S&P 500 Index Division596

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,020               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division596

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $11.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,860               N/A                 N/A

JNL/Oppenheimer Global Growth Division596

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,026               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,701               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division596

  Accumulation unit value:
    Beginning of period                                                    $15.04               N/A                 N/A
    End of period                                                          $16.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,325               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.25% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
BASE M & E

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division504

  Accumulation unit value:
    Beginning of period                                                    $24.48               N/A                 N/A
    End of period                                                          $26.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,072               N/A                 N/A

JNL/FMR Capital Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $18.29              $17.30               N/A
    End of period                                                          $21.31              $18.29               N/A
  Accumulation units outstanding
  at the end of period                                                      4,767              3,205                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division432

  Accumulation unit value:
    Beginning of period                                                    $17.06              $16.32               N/A
    End of period                                                          $17.69              $17.06               N/A
  Accumulation units outstanding
  at the end of period                                                      5,554               445                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division438

  Accumulation unit value:
    Beginning of period                                                    $16.57              $15.32               N/A
    End of period                                                          $17.40              $16.57               N/A
  Accumulation units outstanding
  at the end of period                                                      2,772              2,322                N/A

JNL/Eagle SmallCap Equity Division441

  Accumulation unit value:
    Beginning of period                                                    $16.89              $16.00               N/A
    End of period                                                          $19.82              $16.89               N/A
  Accumulation units outstanding
  at the end of period                                                      7,002               614                 N/A

JNL/Select Balanced Division448

  Accumulation unit value:
    Beginning of period                                                    $21.34              $20.39               N/A
    End of period                                                          $23.36              $21.34               N/A
  Accumulation units outstanding
  at the end of period                                                      4,716              1,449                N/A

JNL/Putnam Equity Division448

  Accumulation unit value:
    Beginning of period                                                    $18.35              $17.43               N/A
    End of period                                                          $20.49              $18.35               N/A
  Accumulation units outstanding
  at the end of period                                                       469                257                 N/A

JNL/PPM America High Yield Bond Division432

  Accumulation unit value:
    Beginning of period                                                    $15.70              $15.14               N/A
    End of period                                                          $16.26              $15.70               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,204                N/A

JNL/Select Money Market Division429

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.50               N/A
    End of period                                                          $12.41              $12.47               N/A
  Accumulation units outstanding
  at the end of period                                                      2,108                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division474

  Accumulation unit value:
    Beginning of period                                                    $18.55              $17.89               N/A
    End of period                                                          $20.13              $18.55               N/A
  Accumulation units outstanding
  at the end of period                                                      4,501                1                  N/A

JNL/Salomon Brothers Strategic Bond Division438

  Accumulation unit value:
    Beginning of period                                                    $17.90              $17.53               N/A
    End of period                                                          $18.90              $17.90               N/A
  Accumulation units outstanding
  at the end of period                                                      4,203               821                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division438

  Accumulation unit value:
    Beginning of period                                                    $15.42              $15.27               N/A
    End of period                                                          $15.81              $15.42               N/A
  Accumulation units outstanding
  at the end of period                                                      4,708               503                 N/A

JNL/T. Rowe Price Established Growth Division448

  Accumulation unit value:
    Beginning of period                                                    $24.11              $22.70               N/A
    End of period                                                          $26.16              $24.11               N/A
  Accumulation units outstanding
  at the end of period                                                      6,905               952                 N/A

JNL/JPMorgan International Equity Division444

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.06               N/A
    End of period                                                          $13.68              $11.90               N/A
  Accumulation units outstanding
  at the end of period                                                      1,918                -                  N/A

JNL/T. Rowe Price Mid-Cap Growth Division438

  Accumulation unit value:
    Beginning of period                                                    $29.14              $27.13               N/A
    End of period                                                          $33.96              $29.14               N/A
  Accumulation units outstanding
  at the end of period                                                     11,579              8,273                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division441

  Accumulation unit value:
    Beginning of period                                                     $9.56              $9.12                N/A
    End of period                                                          $10.03              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                      5,402              5,035                N/A

JNL/JPMorgan International Value Division456

  Accumulation unit value:
    Beginning of period                                                     $8.74              $7.92                N/A
    End of period                                                          $10.57              $8.74                N/A
  Accumulation units outstanding
  at the end of period                                                     10,074               470                 N/A

JNL/PIMCO Total Return Bond Division432

  Accumulation unit value:
    Beginning of period                                                    $13.68              $13.53               N/A
    End of period                                                          $14.11              $13.68               N/A
  Accumulation units outstanding
  at the end of period                                                     30,794              8,106                N/A

JNL/Lazard Small Cap Value Division448

  Accumulation unit value:
    Beginning of period                                                    $12.98              $12.38               N/A
    End of period                                                          $14.79              $12.98               N/A
  Accumulation units outstanding
  at the end of period                                                      7,283               431                 N/A

JNL/Lazard Mid Cap Value Division448

  Accumulation unit value:
    Beginning of period                                                    $14.14              $13.52               N/A
    End of period                                                          $17.42              $14.14               N/A
  Accumulation units outstanding
  at the end of period                                                      7,469               394                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.84               N/A                 N/A
    End of period                                                          $13.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,508               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division432

  Accumulation unit value:
    Beginning of period                                                     $7.64              $7.13                N/A
    End of period                                                           $8.39              $7.64                N/A
  Accumulation units outstanding
  at the end of period                                                     10,606              6,601                N/A

JNL/MCM Technology Sector Division475

  Accumulation unit value:
    Beginning of period                                                     $5.80              $5.75                N/A
    End of period                                                           $5.79              $5.80                N/A
  Accumulation units outstanding
  at the end of period                                                      1,349                -                  N/A

JNL/MCM Healthcare Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.43               N/A
    End of period                                                          $10.90              $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                      1,203                -                  N/A

JNL/MCM Financial Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.69               N/A
    End of period                                                          $12.27              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                       216                 -                  N/A

JNL/MCM Oil & Gas Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.68               N/A
    End of period                                                          $17.59              $13.36               N/A
  Accumulation units outstanding
  at the end of period                                                       52                  -                  N/A

JNL/MCM Consumer Brands Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.94                N/A
    End of period                                                          $11.01              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                       73                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division475

  Accumulation unit value:
    Beginning of period                                                     $3.96              $3.71                N/A
    End of period                                                           $4.60              $3.96                N/A
  Accumulation units outstanding
  at the end of period                                                     14,828                -                  N/A

JNL/MCM The DowSM 10 Division NY I439

  Accumulation unit value:
    Beginning of period                                                    $13.89              $12.15               N/A
    End of period                                                          $14.13              $13.89               N/A
  Accumulation units outstanding
  at the end of period                                                      9,590              1,023                N/A

JNL/MCM The S&P(R) 10 Division NY I434

  Accumulation unit value:
    Beginning of period                                                    $11.33              $10.44               N/A
    End of period                                                          $13.20              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                     11,704              1,513                N/A

JNL/MCM Global 15 Division NY I434

  Accumulation unit value:
    Beginning of period                                                    $12.43              $12.31               N/A
    End of period                                                          $15.62              $12.43               N/A
  Accumulation units outstanding
  at the end of period                                                     15,550              2,425                N/A

JNL/MCM 25 Division NY I432

  Accumulation unit value:
    Beginning of period                                                    $13.42              $11.95               N/A
    End of period                                                          $16.16              $13.42               N/A
  Accumulation units outstanding
  at the end of period                                                      9,364              1,691                N/A

JNL/MCM Select Small-Cap Division NY I434

  Accumulation unit value:
    Beginning of period                                                    $15.82              $14.99               N/A
    End of period                                                          $17.54              $15.82               N/A
  Accumulation units outstanding
  at the end of period                                                     21,621              11,859               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division441

  Accumulation unit value:
    Beginning of period                                                     $6.51              $6.32                N/A
    End of period                                                           $7.63              $6.51                N/A
  Accumulation units outstanding
  at the end of period                                                     14,258              1,510                N/A

JNL/FMR Balanced Division432

  Accumulation unit value:
    Beginning of period                                                     $9.50              $9.17                N/A
    End of period                                                          $10.27              $9.50                N/A
  Accumulation units outstanding
  at the end of period                                                     11,722              1,097                N/A

JNL/T. Rowe Price Value Division448

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.91               N/A
    End of period                                                          $13.31              $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                     24,428              5,360                N/A

JNL/MCM S&P 500 Index Division449

  Accumulation unit value:
    Beginning of period                                                     $9.71              $9.24                N/A
    End of period                                                          $10.56              $9.71                N/A
  Accumulation units outstanding
  at the end of period                                                     34,429              7,362                N/A

JNL/MCM S&P 400 MidCap Index Division446

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.90               N/A
    End of period                                                          $12.92              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     31,420              17,880               N/A

JNL/MCM Small Cap Index Division432

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.92               N/A
    End of period                                                          $13.24              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     20,116              7,375                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division500

  Accumulation unit value:
    Beginning of period                                                    $12.08               N/A                 N/A
    End of period                                                          $13.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,958               N/A                 N/A

JNL/MCM Bond Index Division520

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $11.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,744               N/A                 N/A

JNL/Oppenheimer Global Growth Division432

  Accumulation unit value:
    Beginning of period                                                     $9.79              $9.11                N/A
    End of period                                                          $11.40              $9.79                N/A
  Accumulation units outstanding
  at the end of period                                                     11,794              3,436                N/A

JNL/Oppenheimer Growth Division513

  Accumulation unit value:
    Beginning of period                                                     $8.27               N/A                 N/A
    End of period                                                           $8.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,055               N/A                 N/A

JNL/AIM Large Cap Growth Division432

  Accumulation unit value:
    Beginning of period                                                    $10.35              $10.02               N/A
    End of period                                                          $11.24              $10.35               N/A
  Accumulation units outstanding
  at the end of period                                                      6,276               562                 N/A

JNL/AIM Small Cap Growth Division432

  Accumulation unit value:
    Beginning of period                                                    $11.36              $11.11               N/A
    End of period                                                          $11.99              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     14,020              4,724                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division541

  Accumulation unit value:
    Beginning of period                                                     $9.32               N/A                 N/A
    End of period                                                           $9.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division438

  Accumulation unit value:
    Beginning of period                                                    $14.56              $13.14               N/A
    End of period                                                          $16.50              $14.56               N/A
  Accumulation units outstanding
  at the end of period                                                      6,811              1,331                N/A

JNL/MCM Nasdaq 15 Division NY732

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,390               N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division732

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,175               N/A                 N/A

JNL/MCM JNL 5 Division729

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,382               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division435

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.22               N/A
    End of period                                                          $12.73              $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                     85,510              3,946                N/A

JNL/S&P Managed Growth Division442

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.29               N/A
    End of period                                                          $13.04              $11.85               N/A
  Accumulation units outstanding
  at the end of period                                                     115,884             21,954               N/A

JNL/S&P Managed Aggressive Growth Division440

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.72               N/A
    End of period                                                          $12.81              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                     77,962              2,634                N/A

JNL/S&P Very Aggressive Growth Division I440

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.26               N/A
    End of period                                                          $11.38              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                        -                10,926               N/A

JNL/S&P Equity Growth Division I430

  Accumulation unit value:
    Beginning of period                                                    $10.37              $9.69                N/A
    End of period                                                          $10.58              $10.37               N/A
  Accumulation units outstanding
  at the end of period                                                        -                21,512               N/A

JNL/S&P Equity Aggressive Growth Division I422

  Accumulation unit value:
    Beginning of period                                                    $10.61              $9.68                N/A
    End of period                                                          $10.86              $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,722                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division435

  Accumulation unit value:
    Beginning of period                                                    $10.02              $9.29                N/A
    End of period                                                          $10.23              $10.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                14,754               N/A

JNL/S&P Core Index 100 Division450

  Accumulation unit value:
    Beginning of period                                                    $10.32              $9.89                N/A
    End of period                                                          $10.53              $10.32               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,193                N/A

JNL/S&P Core Index 75 Division535

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.35% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
 $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division650

  Accumulation unit value:
    Beginning of period                                                    $23.30               N/A                 N/A
    End of period                                                          $26.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,041               N/A                 N/A

JNL/FMR Capital Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $18.49               N/A                 N/A
    End of period                                                          $21.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       47                 N/A                 N/A

JNL/Select Global Growth Division650

  Accumulation unit value:
    Beginning of period                                                    $20.12               N/A                 N/A
    End of period                                                          $23.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       199                N/A                 N/A

JNL/Alger Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $17.04               N/A                 N/A
    End of period                                                          $17.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,804               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division590

  Accumulation unit value:
    Beginning of period                                                    $16.14               N/A                 N/A
    End of period                                                          $17.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,555               N/A                 N/A

JNL/Eagle SmallCap Equity Division607

  Accumulation unit value:
    Beginning of period                                                    $17.77               N/A                 N/A
    End of period                                                          $19.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       586                N/A                 N/A

JNL/Select Balanced Division590

  Accumulation unit value:
    Beginning of period                                                    $21.29               N/A                 N/A
    End of period                                                          $23.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,845               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division590

  Accumulation unit value:
    Beginning of period                                                    $15.34               N/A                 N/A
    End of period                                                          $16.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division602

  Accumulation unit value:
    Beginning of period                                                    $12.31               N/A                 N/A
    End of period                                                          $12.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,224               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division590

  Accumulation unit value:
    Beginning of period                                                    $18.42               N/A                 N/A
    End of period                                                          $19.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,058               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division590

  Accumulation unit value:
    Beginning of period                                                    $17.45               N/A                 N/A
    End of period                                                          $18.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,355               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division590

  Accumulation unit value:
    Beginning of period                                                    $15.02               N/A                 N/A
    End of period                                                          $15.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,864               N/A                 N/A

JNL/T. Rowe Price Established Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $23.99               N/A                 N/A
    End of period                                                          $25.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     91,891               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division608

  Accumulation unit value:
    Beginning of period                                                    $30.42               N/A                 N/A
    End of period                                                          $33.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     70,628               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division668

  Accumulation unit value:
    Beginning of period                                                     $9.13               N/A                 N/A
    End of period                                                           $9.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       465                N/A                 N/A

JNL/JPMorgan International Value Division607

  Accumulation unit value:
    Beginning of period                                                     $9.10               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,225               N/A                 N/A

JNL/PIMCO Total Return Bond Division590

  Accumulation unit value:
    Beginning of period                                                    $13.44               N/A                 N/A
    End of period                                                          $14.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     36,893               N/A                 N/A

JNL/Lazard Small Cap Value Division626

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A                 N/A
    End of period                                                          $14.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,958               N/A                 N/A

JNL/Lazard Mid Cap Value Division590

  Accumulation unit value:
    Beginning of period                                                    $15.08               N/A                 N/A
    End of period                                                          $17.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,859               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A                 N/A
    End of period                                                          $13.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,377               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division631

  Accumulation unit value:
    Beginning of period                                                     $7.57               N/A                 N/A
    End of period                                                           $8.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,013               N/A                 N/A

JNL/MCM Technology Sector Division629

  Accumulation unit value:
    Beginning of period                                                     $5.16               N/A                 N/A
    End of period                                                           $5.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,777               N/A                 N/A

JNL/MCM Healthcare Sector Division615

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,991               N/A                 N/A

JNL/MCM Financial Sector Division629

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $12.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       46                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division629

  Accumulation unit value:
    Beginning of period                                                    $15.56               N/A                 N/A
    End of period                                                          $17.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,937               N/A                 N/A

JNL/MCM Consumer Brands Sector Division683

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       336                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division642

  Accumulation unit value:
    Beginning of period                                                     $4.05               N/A                 N/A
    End of period                                                           $4.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,607               N/A                 N/A

JNL/MCM The DowSM 10 Division NY I595

  Accumulation unit value:
    Beginning of period                                                    $13.41               N/A                 N/A
    End of period                                                          $14.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,398               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I595

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $13.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,450               N/A                 N/A

JNL/MCM Global 15 Division NY I595

  Accumulation unit value:
    Beginning of period                                                    $12.95               N/A                 N/A
    End of period                                                          $15.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,645               N/A                 N/A

JNL/MCM 25 Division NY I595

  Accumulation unit value:
    Beginning of period                                                    $14.20               N/A                 N/A
    End of period                                                          $16.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,896               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I606

  Accumulation unit value:
    Beginning of period                                                    $15.51               N/A                 N/A
    End of period                                                          $17.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,319               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division590

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,146               N/A                 N/A

JNL/T. Rowe Price Value Division590

  Accumulation unit value:
    Beginning of period                                                    $11.80               N/A                 N/A
    End of period                                                          $13.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     186,355              N/A                 N/A

JNL/MCM S&P 500 Index Division589

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $10.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     88,252               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division595

  Accumulation unit value:
    Beginning of period                                                    $11.74               N/A                 N/A
    End of period                                                          $12.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,855               N/A                 N/A

JNL/MCM Small Cap Index Division595

  Accumulation unit value:
    Beginning of period                                                    $11.78               N/A                 N/A
    End of period                                                          $13.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,030               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division595

  Accumulation unit value:
    Beginning of period                                                    $11.97               N/A                 N/A
    End of period                                                          $13.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,127               N/A                 N/A

JNL/MCM Bond Index Division595

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $11.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,167               N/A                 N/A

JNL/Oppenheimer Global Growth Division590

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,743               N/A                 N/A

JNL/Oppenheimer Growth Division591

  Accumulation unit value:
    Beginning of period                                                     $8.17               N/A                 N/A
    End of period                                                           $8.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,338               N/A                 N/A

JNL/AIM Large Cap Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,718               N/A                 N/A

JNL/AIM Small Cap Growth Division637

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,236               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division590

  Accumulation unit value:
    Beginning of period                                                    $14.82               N/A                 N/A
    End of period                                                          $16.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,981               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     100,250              N/A                 N/A

JNL/MCM Value Line 25 Division NY675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,202               N/A                 N/A

JNL/MCM VIP Division702

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,420               N/A                 N/A

JNL/MCM JNL 5 Division689

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,305               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division602

  Accumulation unit value:
    Beginning of period                                                    $11.78               N/A                 N/A
    End of period                                                          $12.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,000               N/A                 N/A

JNL/S&P Managed Growth Division534

  Accumulation unit value:
    Beginning of period                                                    $11.84               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     170,582              N/A                 N/A

JNL/S&P Managed Aggressive Growth Division588

  Accumulation unit value:
    Beginning of period                                                    $11.58               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     38,643               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I623

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $11.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I623

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                          $10.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I663

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division611

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division615

  Accumulation unit value:
    Beginning of period                                                    $10.34               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division668

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division694

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,620               N/A                 N/A

JNL/S&P Managed Moderate Division713

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,693               N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.40% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
BASE M & E

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division178

  Accumulation unit value:
    Beginning of period                                                    $23.71              $17.75             $18.11
    End of period                                                          $26.11              $23.71             $17.75
  Accumulation units outstanding
  at the end of period                                                       286                474                 53

JNL/FMR Capital Growth Division284

  Accumulation unit value:
    Beginning of period                                                    $18.06              $12.82               N/A
    End of period                                                          $21.01              $18.06               N/A
  Accumulation units outstanding
  at the end of period                                                      1,365              1,384                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division202

  Accumulation unit value:
    Beginning of period                                                    $16.85              $12.63             $11.98
    End of period                                                          $17.45              $16.85             $12.63
  Accumulation units outstanding
  at the end of period                                                      2,610              2,362                668






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division254

  Accumulation unit value:
    Beginning of period                                                    $16.39              $13.62               N/A
    End of period                                                          $17.19              $16.39               N/A
  Accumulation units outstanding
  at the end of period                                                      9,041              7,762                N/A

JNL/Eagle SmallCap Equity Division344

  Accumulation unit value:
    Beginning of period                                                    $16.71              $13.48               N/A
    End of period                                                          $19.57              $16.71               N/A
  Accumulation units outstanding
  at the end of period                                                      3,958              3,361                N/A

JNL/Select Balanced Division231

  Accumulation unit value:
    Beginning of period                                                    $21.06              $17.57             $17.72
    End of period                                                          $23.03              $21.06             $17.57
  Accumulation units outstanding
  at the end of period                                                      9,725              8,588               1,005

JNL/Putnam Equity Division377

  Accumulation unit value:
    Beginning of period                                                    $18.12              $16.17               N/A
    End of period                                                          $20.19              $18.12               N/A
  Accumulation units outstanding
  at the end of period                                                      2,676              2,703                N/A

JNL/PPM America High Yield Bond Division175

  Accumulation unit value:
    Beginning of period                                                    $15.50              $13.25             $12.65
    End of period                                                          $16.03              $15.50             $13.25
  Accumulation units outstanding
  at the end of period                                                        -                41,576               881

JNL/Select Money Market Division318

  Accumulation unit value:
    Beginning of period                                                    $12.31              $12.39               N/A
    End of period                                                          $12.23              $12.31               N/A
  Accumulation units outstanding
  at the end of period                                                      9,599              5,123                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division175

  Accumulation unit value:
    Beginning of period                                                    $18.32              $14.92             $15.87
    End of period                                                          $19.83              $18.32             $14.92
  Accumulation units outstanding
  at the end of period                                                      9,966              9,820                214

JNL/Salomon Brothers Strategic Bond Division192

  Accumulation unit value:
    Beginning of period                                                    $17.66              $15.78             $15.18
    End of period                                                          $18.62              $17.66             $15.78
  Accumulation units outstanding
  at the end of period                                                      6,703              6,812                422

JNL/Salomon Brothers U.S. Government & Quality Bond Division176

  Accumulation unit value:
    Beginning of period                                                    $15.22              $15.25             $14.83
    End of period                                                          $15.58              $15.22             $15.25
  Accumulation units outstanding
  at the end of period                                                     19,849              16,886              3,516

JNL/T. Rowe Price Established Growth Division176

  Accumulation unit value:
    Beginning of period                                                    $23.80              $18.49             $19.15
    End of period                                                          $25.79              $23.80             $18.49
  Accumulation units outstanding
  at the end of period                                                      6,530              6,088                747

JNL/JPMorgan International Equity Division175

  Accumulation unit value:
    Beginning of period                                                    $11.75              $9.27              $10.03
    End of period                                                          $13.48              $11.75              $9.27
  Accumulation units outstanding
  at the end of period                                                      5,370              2,480                424

JNL/T. Rowe Price Mid-Cap Growth Division176

  Accumulation unit value:
    Beginning of period                                                    $28.76              $21.05             $21.31
    End of period                                                          $33.48              $28.76             $21.05
  Accumulation units outstanding
  at the end of period                                                      8,580              5,957                639






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division227

  Accumulation unit value:
    Beginning of period                                                     $9.47              $7.73               $8.38
    End of period                                                           $9.93              $9.47               $7.73
  Accumulation units outstanding
  at the end of period                                                      4,111              3,352                170

JNL/JPMorgan International Value Division280

  Accumulation unit value:
    Beginning of period                                                     $8.66              $5.81                N/A
    End of period                                                          $10.47              $8.66                N/A
  Accumulation units outstanding
  at the end of period                                                      8,411              3,805                N/A

JNL/PIMCO Total Return Bond Division175

  Accumulation unit value:
    Beginning of period                                                    $13.56              $13.12             $12.75
    End of period                                                          $13.97              $13.56             $13.12
  Accumulation units outstanding
  at the end of period                                                     38,365              33,417              4,386

JNL/Lazard Small Cap Value Division176

  Accumulation unit value:
    Beginning of period                                                    $12.86              $9.40               $9.81
    End of period                                                          $14.63              $12.86              $9.40
  Accumulation units outstanding
  at the end of period                                                     10,249              9,332               1,661

JNL/Lazard Mid Cap Value Division222

  Accumulation unit value:
    Beginning of period                                                    $14.02              $11.03             $11.04
    End of period                                                          $17.24              $14.02             $11.03
  Accumulation units outstanding
  at the end of period                                                      6,759              5,284                121

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.71               N/A                 N/A
    End of period                                                          $13.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     52,403               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division192

  Accumulation unit value:
    Beginning of period                                                     $7.59              $5.96               $5.66
    End of period                                                           $8.33              $7.59               $5.96
  Accumulation units outstanding
  at the end of period                                                     15,333              16,254              2,464

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division518

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,932               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division576

  Accumulation unit value:
    Beginning of period                                                    $14.01               N/A                 N/A
    End of period                                                          $17.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       561                N/A                 N/A

JNL/MCM Consumer Brands Sector Division518

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       263                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division518

  Accumulation unit value:
    Beginning of period                                                     $4.36               N/A                 N/A
    End of period                                                           $4.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,897               N/A                 N/A

JNL/MCM The DowSM 10 Division NY I218

  Accumulation unit value:
    Beginning of period                                                    $13.87              $11.16             $10.83
    End of period                                                          $14.09              $13.87             $11.16
  Accumulation units outstanding
  at the end of period                                                     72,636              71,946              4,978

JNL/MCM The S&P(R) 10 Division NY I218

  Accumulation unit value:
    Beginning of period                                                    $11.32              $9.64              $10.14
    End of period                                                          $13.17              $11.32              $9.64
  Accumulation units outstanding
  at the end of period                                                     40,041              84,898               152

JNL/MCM Global 15 Division NY I218

  Accumulation unit value:
    Beginning of period                                                    $12.41              $9.68              $10.01
    End of period                                                          $15.57              $12.41              $9.68
  Accumulation units outstanding
  at the end of period                                                     24,231              9,984                418

JNL/MCM 25 Division NY I218

  Accumulation unit value:
    Beginning of period                                                    $13.41              $10.28             $10.28
    End of period                                                          $16.13              $13.41             $10.28
  Accumulation units outstanding
  at the end of period                                                     41,522              65,133                5

JNL/MCM Select Small-Cap Division NY I218

  Accumulation unit value:
    Beginning of period                                                    $15.83              $10.84             $10.83
    End of period                                                          $17.52              $15.83             $10.84
  Accumulation units outstanding
  at the end of period                                                     27,823              44,869                5






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division175

  Accumulation unit value:
    Beginning of period                                                     $6.48              $4.92               $5.35
    End of period                                                           $7.58              $6.48               $4.92
  Accumulation units outstanding
  at the end of period                                                     16,914              16,099              2,336

JNL/FMR Balanced Division176

  Accumulation unit value:
    Beginning of period                                                     $9.45              $8.42               $8.56
    End of period                                                          $10.19              $9.45               $8.42
  Accumulation units outstanding
  at the end of period                                                     19,500              17,558              2,670

JNL/T. Rowe Price Value Division176

  Accumulation unit value:
    Beginning of period                                                    $11.63              $9.09               $9.31
    End of period                                                          $13.22              $11.63              $9.09
  Accumulation units outstanding
  at the end of period                                                     29,364              22,534              2,713

JNL/MCM S&P 500 Index Division202

  Accumulation unit value:
    Beginning of period                                                     $9.69              $7.69               $6.87
    End of period                                                          $10.51              $9.69               $7.69
  Accumulation units outstanding
  at the end of period                                                     38,007              31,554              5,344

JNL/MCM S&P 400 MidCap Index Division202

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.49               $7.52
    End of period                                                          $12.86              $11.27              $8.49
  Accumulation units outstanding
  at the end of period                                                     11,289              10,172               379

JNL/MCM Small Cap Index Division202

  Accumulation unit value:
    Beginning of period                                                    $11.39              $7.91               $7.03
    End of period                                                          $13.18              $11.39              $7.91
  Accumulation units outstanding
  at the end of period                                                      9,826              9,302                316






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division349

  Accumulation unit value:
    Beginning of period                                                    $11.54              $9.58                N/A
    End of period                                                          $13.60              $11.54               N/A
  Accumulation units outstanding
  at the end of period                                                      1,811               843                 N/A

JNL/MCM Bond Index Division202

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.71             $10.60
    End of period                                                          $11.11              $10.88             $10.71
  Accumulation units outstanding
  at the end of period                                                      5,267              4,171                925

JNL/Oppenheimer Global Growth Division176

  Accumulation unit value:
    Beginning of period                                                     $9.75              $7.03               $7.50
    End of period                                                          $11.34              $9.75               $7.03
  Accumulation units outstanding
  at the end of period                                                     13,586              11,715              1,720

JNL/Oppenheimer Growth Division348

  Accumulation unit value:
    Beginning of period                                                     $8.00              $7.15                N/A
    End of period                                                           $8.22              $8.00                N/A
  Accumulation units outstanding
  at the end of period                                                      8,537              8,474                N/A

JNL/AIM Large Cap Growth Division175

  Accumulation unit value:
    Beginning of period                                                    $10.31              $8.04               $8.74
    End of period                                                          $11.19              $10.31              $8.04
  Accumulation units outstanding
  at the end of period                                                     15,921              9,197               3,656

JNL/AIM Small Cap Growth Division175

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.29               $8.64
    End of period                                                          $11.93              $11.32              $8.29
  Accumulation units outstanding
  at the end of period                                                     14,493              12,952              1,368






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division175

  Accumulation unit value:
    Beginning of period                                                     $9.44              $7.80               $8.46
    End of period                                                           $9.23              $9.44               $7.80
  Accumulation units outstanding
  at the end of period                                                        -                7,272                412

JNL/Select Value Division254

  Accumulation unit value:
    Beginning of period                                                    $14.53              $11.27               N/A
    End of period                                                          $16.44              $14.53               N/A
  Accumulation units outstanding
  at the end of period                                                      2,218              2,385                N/A

JNL/MCM Nasdaq 15 Division NY737

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       503                N/A                 N/A

JNL/MCM Value Line 25 Division NY717

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $11.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     107,613              N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division737

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       500                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division172

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.05             $10.18
    End of period                                                          $12.61              $11.67             $10.05
  Accumulation units outstanding
  at the end of period                                                     175,371            127,917              7,355

JNL/S&P Managed Growth Division172

  Accumulation unit value:
    Beginning of period                                                    $11.75              $9.79              $10.07
    End of period                                                          $12.91              $11.75              $9.79
  Accumulation units outstanding
  at the end of period                                                     399,979            312,141             27,291

JNL/S&P Managed Aggressive Growth Division179

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.13               $9.11
    End of period                                                          $12.68              $11.42              $9.13
  Accumulation units outstanding
  at the end of period                                                     82,694              49,262             32,364

JNL/S&P Very Aggressive Growth Division I372

  Accumulation unit value:
    Beginning of period                                                    $11.02              $9.60                N/A
    End of period                                                          $11.27              $11.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                20,703               N/A

JNL/S&P Equity Growth Division I234

  Accumulation unit value:
    Beginning of period                                                    $10.28              $8.05               $8.54
    End of period                                                          $10.48              $10.28              $8.05
  Accumulation units outstanding
  at the end of period                                                        -                17,317              2,928

JNL/S&P Equity Aggressive Growth Division I202

  Accumulation unit value:
    Beginning of period                                                    $10.52              $8.21               $7.35
    End of period                                                          $10.75              $10.52              $8.21
  Accumulation units outstanding
  at the end of period                                                        -                3,546                109






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division204

  Accumulation unit value:
    Beginning of period                                                    $10.29              $8.54               $7.80
    End of period                                                          $10.48              $10.29              $8.54
  Accumulation units outstanding
  at the end of period                                                        -                 675                 227

JNL/S&P Core Index 75 Division325

  Accumulation unit value:
    Beginning of period                                                    $10.15              $8.47                N/A
    End of period                                                          $10.37              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 558                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.50% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
 HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division577

  Accumulation unit value:
    Beginning of period                                                    $17.66               N/A                 N/A
    End of period                                                          $20.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       165                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division445

  Accumulation unit value:
    Beginning of period                                                    $16.71              $15.93               N/A
    End of period                                                          $17.29              $16.71               N/A
  Accumulation units outstanding
  at the end of period                                                      5,615               270                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division433

  Accumulation unit value:
    Beginning of period                                                    $16.27              $15.34               N/A
    End of period                                                          $17.05              $16.27               N/A
  Accumulation units outstanding
  at the end of period                                                      2,358              1,614                N/A

JNL/Eagle SmallCap Equity Division454

  Accumulation unit value:
    Beginning of period                                                    $16.58              $16.82               N/A
    End of period                                                          $19.41              $16.58               N/A
  Accumulation units outstanding
  at the end of period                                                      3,520                25                 N/A

JNL/Select Balanced Division433

  Accumulation unit value:
    Beginning of period                                                    $20.88              $19.74               N/A
    End of period                                                          $22.81              $20.88               N/A
  Accumulation units outstanding
  at the end of period                                                      1,937               720                 N/A

JNL/Putnam Equity Division518

  Accumulation unit value:
    Beginning of period                                                    $18.64               N/A                 N/A
    End of period                                                          $20.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       321                N/A                 N/A

JNL/PPM America High Yield Bond Division433

  Accumulation unit value:
    Beginning of period                                                    $15.37              $14.88               N/A
    End of period                                                          $15.88              $15.37               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,529                N/A

JNL/Select Money Market Division454

  Accumulation unit value:
    Beginning of period                                                    $12.21              $12.22               N/A
    End of period                                                          $12.12              $12.21               N/A
  Accumulation units outstanding
  at the end of period                                                       105                105                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division433

  Accumulation unit value:
    Beginning of period                                                    $18.16              $17.07               N/A
    End of period                                                          $19.64              $18.16               N/A
  Accumulation units outstanding
  at the end of period                                                      2,220               398                 N/A

JNL/Salomon Brothers Strategic Bond Division433

  Accumulation unit value:
    Beginning of period                                                    $17.52              $17.12               N/A
    End of period                                                          $18.45              $17.52               N/A
  Accumulation units outstanding
  at the end of period                                                      2,906               484                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division433

  Accumulation unit value:
    Beginning of period                                                    $15.09              $14.88               N/A
    End of period                                                          $15.43              $15.09               N/A
  Accumulation units outstanding
  at the end of period                                                      4,146              2,244                N/A

JNL/T. Rowe Price Established Growth Division433

  Accumulation unit value:
    Beginning of period                                                    $23.60              $22.25               N/A
    End of period                                                          $25.54              $23.60               N/A
  Accumulation units outstanding
  at the end of period                                                      3,890               467                 N/A

JNL/JPMorgan International Equity Division454

  Accumulation unit value:
    Beginning of period                                                    $11.65              $10.85               N/A
    End of period                                                          $13.35              $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                      2,114                75                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division445

  Accumulation unit value:
    Beginning of period                                                    $28.51              $27.40               N/A
    End of period                                                          $33.16              $28.51               N/A
  Accumulation units outstanding
  at the end of period                                                      5,248              2,026                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division491

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,334               N/A                 N/A

JNL/JPMorgan International Value Division500

  Accumulation unit value:
    Beginning of period                                                     $9.06               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,846               N/A                 N/A

JNL/PIMCO Total Return Bond Division433

  Accumulation unit value:
    Beginning of period                                                    $13.48              $13.31               N/A
    End of period                                                          $13.87              $13.48               N/A
  Accumulation units outstanding
  at the end of period                                                     15,485              5,099                N/A

JNL/Lazard Small Cap Value Division445

  Accumulation unit value:
    Beginning of period                                                    $12.79              $11.99               N/A
    End of period                                                          $14.53              $12.79               N/A
  Accumulation units outstanding
  at the end of period                                                      7,118              2,931                N/A

JNL/Lazard Mid Cap Value Division433

  Accumulation unit value:
    Beginning of period                                                    $13.94              $13.26               N/A
    End of period                                                          $17.13              $13.94               N/A
  Accumulation units outstanding
  at the end of period                                                      5,537              2,429                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.63               N/A                 N/A
    End of period                                                          $12.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,851               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division454

  Accumulation unit value:
    Beginning of period                                                     $7.55              $7.16                N/A
    End of period                                                           $8.28              $7.55                N/A
  Accumulation units outstanding
  at the end of period                                                     10,004               455                 N/A

JNL/MCM Technology Sector Division499

  Accumulation unit value:
    Beginning of period                                                     $6.20               N/A                 N/A
    End of period                                                           $5.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,094               N/A                 N/A

JNL/MCM Healthcare Sector Division499

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,098               N/A                 N/A

JNL/MCM Financial Sector Division499

  Accumulation unit value:
    Beginning of period                                                    $11.19               N/A                 N/A
    End of period                                                          $12.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       785                N/A                 N/A

JNL/MCM Oil & Gas Sector Division499

  Accumulation unit value:
    Beginning of period                                                    $13.66               N/A                 N/A
    End of period                                                          $17.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       79                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division528

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       318                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division552

  Accumulation unit value:
    Beginning of period                                                     $4.18               N/A                 N/A
    End of period                                                           $4.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       177                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I439

  Accumulation unit value:
    Beginning of period                                                    $13.84              $12.11               N/A
    End of period                                                          $14.05              $13.84               N/A
  Accumulation units outstanding
  at the end of period                                                     16,871              2,324                N/A

JNL/MCM The S&P(R) 10 Division NY I433

  Accumulation unit value:
    Beginning of period                                                    $11.29              $10.25               N/A
    End of period                                                          $13.12              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                     17,018              3,085                N/A

JNL/MCM Global 15 Division NY I439

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.84               N/A
    End of period                                                          $15.52              $12.39               N/A
  Accumulation units outstanding
  at the end of period                                                     15,654              1,852                N/A

JNL/MCM 25 Division NY I439

  Accumulation unit value:
    Beginning of period                                                    $13.37              $11.59               N/A
    End of period                                                          $16.06              $13.37               N/A
  Accumulation units outstanding
  at the end of period                                                     15,776              2,398                N/A

JNL/MCM Select Small-Cap Division NY I439

  Accumulation unit value:
    Beginning of period                                                    $15.76              $14.67               N/A
    End of period                                                          $17.43              $15.76               N/A
  Accumulation units outstanding
  at the end of period                                                      4,426              1,425                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division503

  Accumulation unit value:
    Beginning of period                                                     $6.75               N/A                 N/A
    End of period                                                           $7.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,860               N/A                 N/A

JNL/FMR Balanced Division433

  Accumulation unit value:
    Beginning of period                                                     $9.41              $9.07                N/A
    End of period                                                          $10.15              $9.41                N/A
  Accumulation units outstanding
  at the end of period                                                      2,873               749                 N/A

JNL/T. Rowe Price Value Division433

  Accumulation unit value:
    Beginning of period                                                    $11.59              $10.71               N/A
    End of period                                                          $13.16              $11.59               N/A
  Accumulation units outstanding
  at the end of period                                                     10,559              1,739                N/A

JNL/MCM S&P 500 Index Division448

  Accumulation unit value:
    Beginning of period                                                     $9.67              $9.15                N/A
    End of period                                                          $10.48              $9.67                N/A
  Accumulation units outstanding
  at the end of period                                                     25,462              1,467                N/A

JNL/MCM S&P 400 MidCap Index Division448

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.86               N/A
    End of period                                                          $12.83              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                      7,160              1,240                N/A

JNL/MCM Small Cap Index Division485

  Accumulation unit value:
    Beginning of period                                                    $11.36              $11.53               N/A
    End of period                                                          $13.14              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                      3,019               225                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division485

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.46               N/A
    End of period                                                          $13.56              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                      1,827               227                 N/A

JNL/MCM Bond Index Division485

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.84               N/A
    End of period                                                          $11.08              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                      3,631               719                 N/A

JNL/Oppenheimer Global Growth Division433

  Accumulation unit value:
    Beginning of period                                                     $9.72              $9.03                N/A
    End of period                                                          $11.30              $9.72                N/A
  Accumulation units outstanding
  at the end of period                                                      8,412               643                 N/A

JNL/Oppenheimer Growth Division487

  Accumulation unit value:
    Beginning of period                                                     $7.96               N/A                 N/A
    End of period                                                           $8.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,310               N/A                 N/A

JNL/AIM Large Cap Growth Division433

  Accumulation unit value:
    Beginning of period                                                    $10.29              $9.92                N/A
    End of period                                                          $11.15              $10.29               N/A
  Accumulation units outstanding
  at the end of period                                                      4,601               807                 N/A

JNL/AIM Small Cap Growth Division433

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.96               N/A
    End of period                                                          $11.89              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                      7,330              4,238                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division433

  Accumulation unit value:
    Beginning of period                                                    $14.51              $13.36               N/A
    End of period                                                          $16.41              $14.51               N/A
  Accumulation units outstanding
  at the end of period                                                      1,873               504                 N/A

JNL/MCM Nasdaq 15 Division NY711

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       126                N/A                 N/A

JNL/MCM Value Line 25 Division NY711

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $11.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       133                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division439

  Accumulation unit value:
    Beginning of period                                                    $11.60              $11.02               N/A
    End of period                                                          $12.52              $11.60               N/A
  Accumulation units outstanding
  at the end of period                                                     108,061             5,622                N/A

JNL/S&P Managed Growth Division439

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.01               N/A
    End of period                                                          $12.82              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                     71,013              6,980                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.35              $11.35               N/A
    End of period                                                          $12.59              $11.35               N/A
  Accumulation units outstanding
  at the end of period                                                     47,686              17,618               N/A

JNL/S&P Very Aggressive Growth Division I488

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I439

  Accumulation unit value:
    Beginning of period                                                    $10.23              $9.48                N/A
    End of period                                                          $10.42              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,103                N/A

JNL/S&P Equity Aggressive Growth Division I561

  Accumulation unit value:
    Beginning of period                                                    $10.66               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division488

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division730

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       733                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.55% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL
FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division588

  Accumulation unit value:
    Beginning of period                                                    $24.75               N/A                 N/A
    End of period                                                          $25.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       244                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division588

  Accumulation unit value:
    Beginning of period                                                    $16.70               N/A                 N/A
    End of period                                                          $17.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       471                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                    $15.95               N/A                 N/A
    End of period                                                          $16.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       620                N/A                 N/A

JNL/Eagle SmallCap Equity Division549

  Accumulation unit value:
    Beginning of period                                                    $17.76               N/A                 N/A
    End of period                                                          $19.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       106                N/A                 N/A

JNL/Select Balanced Division498

  Accumulation unit value:
    Beginning of period                                                    $21.15               N/A                 N/A
    End of period                                                          $22.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,325               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division588

  Accumulation unit value:
    Beginning of period                                                    $15.07               N/A                 N/A
    End of period                                                          $15.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division535

  Accumulation unit value:
    Beginning of period                                                    $17.69               N/A                 N/A
    End of period                                                          $18.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,443               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division535

  Accumulation unit value:
    Beginning of period                                                    $15.38               N/A                 N/A
    End of period                                                          $15.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,159               N/A                 N/A

JNL/T. Rowe Price Established Growth Division450

  Accumulation unit value:
    Beginning of period                                                    $23.49              $22.17               N/A
    End of period                                                          $25.42              $23.49               N/A
  Accumulation units outstanding
  at the end of period                                                      1,047               162                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division521

  Accumulation unit value:
    Beginning of period                                                    $28.79               N/A                 N/A
    End of period                                                          $33.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,038               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division588

  Accumulation unit value:
    Beginning of period                                                     $8.81               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       644                N/A                 N/A

JNL/PIMCO Total Return Bond Division535

  Accumulation unit value:
    Beginning of period                                                    $13.72               N/A                 N/A
    End of period                                                          $13.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,407               N/A                 N/A

JNL/Lazard Small Cap Value Division549

  Accumulation unit value:
    Beginning of period                                                    $13.36               N/A                 N/A
    End of period                                                          $14.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,509               N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.59               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,730               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division588

  Accumulation unit value:
    Beginning of period                                                     $7.61               N/A                 N/A
    End of period                                                           $8.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,915               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $12.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,124               N/A                 N/A

JNL/MCM Oil & Gas Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $14.56               N/A                 N/A
    End of period                                                          $17.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,211               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I505

  Accumulation unit value:
    Beginning of period                                                    $13.91               N/A                 N/A
    End of period                                                          $14.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,778               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I505

  Accumulation unit value:
    Beginning of period                                                    $11.31               N/A                 N/A
    End of period                                                          $13.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,083               N/A                 N/A

JNL/MCM Global 15 Division NY I505

  Accumulation unit value:
    Beginning of period                                                    $13.11               N/A                 N/A
    End of period                                                          $15.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,170               N/A                 N/A

JNL/MCM 25 Division NY I505

  Accumulation unit value:
    Beginning of period                                                    $13.39               N/A                 N/A
    End of period                                                          $16.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,663               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I505

  Accumulation unit value:
    Beginning of period                                                    $15.40               N/A                 N/A
    End of period                                                          $17.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,702               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division499

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       846                N/A                 N/A

JNL/T. Rowe Price Value Division435

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.65               N/A
    End of period                                                          $13.13              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                      8,829               721                 N/A

JNL/MCM S&P 500 Index Division454

  Accumulation unit value:
    Beginning of period                                                     $9.66              $9.20                N/A
    End of period                                                          $10.47              $9.66                N/A
  Accumulation units outstanding
  at the end of period                                                      1,992              1,687                N/A

JNL/MCM S&P 400 MidCap Index Division541

  Accumulation unit value:
    Beginning of period                                                    $11.28               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       559                N/A                 N/A

JNL/MCM Small Cap Index Division541

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A                 N/A
    End of period                                                          $13.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       50                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division588

  Accumulation unit value:
    Beginning of period                                                    $11.69               N/A                 N/A
    End of period                                                          $13.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       699                N/A                 N/A

JNL/MCM Bond Index Division549

  Accumulation unit value:
    Beginning of period                                                    $11.05               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,563               N/A                 N/A

JNL/Oppenheimer Global Growth Division549

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $11.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,132               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division493

  Accumulation unit value:
    Beginning of period                                                    $14.64               N/A                 N/A
    End of period                                                          $16.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,282               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division429

  Accumulation unit value:
    Beginning of period                                                    $11.57              $11.03               N/A
    End of period                                                          $12.48              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                     23,641               282                 N/A

JNL/S&P Managed Growth Division482

  Accumulation unit value:
    Beginning of period                                                    $11.65              $11.53               N/A
    End of period                                                          $12.78              $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                     10,567               226                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.54               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,385               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I472

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.40               N/A
    End of period                                                          $11.18              $10.92               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Growth Division I429

  Accumulation unit value:
    Beginning of period                                                    $10.20              $9.53                N/A
    End of period                                                          $10.38              $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 327                 N/A

JNL/S&P Equity Aggressive Growth Division I572

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division578

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division687

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       779                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.60% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division475

  Accumulation unit value:
    Beginning of period                                                    $23.31              $22.26               N/A
    End of period                                                          $25.62              $23.31               N/A
  Accumulation units outstanding
  at the end of period                                                      1,777               449                 N/A

JNL/FMR Capital Growth Division593

  Accumulation unit value:
    Beginning of period                                                    $18.02               N/A                 N/A
    End of period                                                          $20.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,001               N/A                 N/A

JNL/Select Global Growth Division614

  Accumulation unit value:
    Beginning of period                                                    $20.72               N/A                 N/A
    End of period                                                          $22.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       609                N/A                 N/A

JNL/Alger Growth Division488

  Accumulation unit value:
    Beginning of period                                                    $16.82               N/A                 N/A
    End of period                                                          $17.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,354               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division494

  Accumulation unit value:
    Beginning of period                                                    $16.32               N/A                 N/A
    End of period                                                          $16.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,675               N/A                 N/A

JNL/Eagle SmallCap Equity Division496

  Accumulation unit value:
    Beginning of period                                                    $17.38               N/A                 N/A
    End of period                                                          $19.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,028               N/A                 N/A

JNL/Select Balanced Division431

  Accumulation unit value:
    Beginning of period                                                    $20.70              $19.57               N/A
    End of period                                                          $22.59              $20.70               N/A
  Accumulation units outstanding
  at the end of period                                                      5,890                -                  N/A

JNL/Putnam Equity Division586

  Accumulation unit value:
    Beginning of period                                                    $17.84               N/A                 N/A
    End of period                                                          $19.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       50                 N/A                 N/A

JNL/PPM America High Yield Bond Division429

  Accumulation unit value:
    Beginning of period                                                    $15.24              $14.66               N/A
    End of period                                                          $15.73              $15.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 853                 N/A

JNL/Select Money Market Division603

  Accumulation unit value:
    Beginning of period                                                    $12.03               N/A                 N/A
    End of period                                                          $12.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,458               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division610

  Accumulation unit value:
    Beginning of period                                                    $18.17               N/A                 N/A
    End of period                                                          $19.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       261                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division429

  Accumulation unit value:
    Beginning of period                                                    $17.37              $16.99               N/A
    End of period                                                          $18.27              $17.37               N/A
  Accumulation units outstanding
  at the end of period                                                      5,845               294                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division548

  Accumulation unit value:
    Beginning of period                                                    $15.25               N/A                 N/A
    End of period                                                          $15.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,120               N/A                 N/A

JNL/T. Rowe Price Established Growth Division473

  Accumulation unit value:
    Beginning of period                                                    $23.39              $22.54               N/A
    End of period                                                          $25.30              $23.39               N/A
  Accumulation units outstanding
  at the end of period                                                     11,758               213                 N/A

JNL/JPMorgan International Equity Division569

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $13.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       642                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division431

  Accumulation unit value:
    Beginning of period                                                    $28.27              $26.74               N/A
    End of period                                                          $32.84              $28.27               N/A
  Accumulation units outstanding
  at the end of period                                                      9,518                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division492

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,128               N/A                 N/A

JNL/JPMorgan International Value Division577

  Accumulation unit value:
    Beginning of period                                                     $8.52               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,208               N/A                 N/A

JNL/PIMCO Total Return Bond Division429

  Accumulation unit value:
    Beginning of period                                                    $13.40              $13.27               N/A
    End of period                                                          $13.78              $13.40               N/A
  Accumulation units outstanding
  at the end of period                                                     14,344               640                 N/A

JNL/Lazard Small Cap Value Division431

  Accumulation unit value:
    Beginning of period                                                    $12.71              $11.80               N/A
    End of period                                                          $14.44              $12.71               N/A
  Accumulation units outstanding
  at the end of period                                                      8,057                -                  N/A

JNL/Lazard Mid Cap Value Division431

  Accumulation unit value:
    Beginning of period                                                    $13.86              $13.16               N/A
    End of period                                                          $17.01              $13.86               N/A
  Accumulation units outstanding
  at the end of period                                                      8,371               957                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A                 N/A
    End of period                                                          $12.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,190               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division429

  Accumulation unit value:
    Beginning of period                                                     $7.52              $6.95                N/A
    End of period                                                           $8.23              $7.52                N/A
  Accumulation units outstanding
  at the end of period                                                     10,889              4,565                N/A

JNL/MCM Technology Sector Division599

  Accumulation unit value:
    Beginning of period                                                     $5.52               N/A                 N/A
    End of period                                                           $5.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,839               N/A                 N/A

JNL/MCM Healthcare Sector Division526

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,780               N/A                 N/A

JNL/MCM Financial Sector Division599

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $12.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,514               N/A                 N/A

JNL/MCM Oil & Gas Sector Division593

  Accumulation unit value:
    Beginning of period                                                    $14.02               N/A                 N/A
    End of period                                                          $17.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,808               N/A                 N/A

JNL/MCM Consumer Brands Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       998                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division599

  Accumulation unit value:
    Beginning of period                                                     $4.01               N/A                 N/A
    End of period                                                           $4.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,544               N/A                 N/A

JNL/MCM The DowSM 10 Division NY I423

  Accumulation unit value:
    Beginning of period                                                    $13.82              $12.07               N/A
    End of period                                                          $14.01              $13.82               N/A
  Accumulation units outstanding
  at the end of period                                                     43,388              8,201                N/A

JNL/MCM The S&P(R) 10 Division NY I423

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.21               N/A
    End of period                                                          $13.09              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                     39,301              8,627                N/A

JNL/MCM Global 15 Division NY I423

  Accumulation unit value:
    Beginning of period                                                    $12.37              $11.76               N/A
    End of period                                                          $15.48              $12.37               N/A
  Accumulation units outstanding
  at the end of period                                                     39,454              5,684                N/A

JNL/MCM 25 Division NY I423

  Accumulation unit value:
    Beginning of period                                                    $13.35              $11.45               N/A
    End of period                                                          $16.02              $13.35               N/A
  Accumulation units outstanding
  at the end of period                                                     46,267              7,806                N/A

JNL/MCM Select Small-Cap Division NY I449

  Accumulation unit value:
    Beginning of period                                                    $15.74              $15.63               N/A
    End of period                                                          $17.39              $15.74               N/A
  Accumulation units outstanding
  at the end of period                                                     20,660              4,118                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division720

  Accumulation unit value:
    Beginning of period                                                     $7.23               N/A                 N/A
    End of period                                                           $7.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       39                 N/A                 N/A

JNL/FMR Balanced Division475

  Accumulation unit value:
    Beginning of period                                                     $9.38              $9.18                N/A
    End of period                                                          $10.10              $9.38                N/A
  Accumulation units outstanding
  at the end of period                                                      4,123              1,089                N/A

JNL/T. Rowe Price Value Division475

  Accumulation unit value:
    Beginning of period                                                    $11.55              $11.02               N/A
    End of period                                                          $13.10              $11.55               N/A
  Accumulation units outstanding
  at the end of period                                                     27,894              1,814                N/A

JNL/MCM S&P 500 Index Division423

  Accumulation unit value:
    Beginning of period                                                     $9.65              $8.86                N/A
    End of period                                                          $10.45              $9.65                N/A
  Accumulation units outstanding
  at the end of period                                                     132,419             12,253               N/A

JNL/MCM S&P 400 MidCap Index Division423

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.23               N/A
    End of period                                                          $12.79              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                     84,422              3,582                N/A

JNL/MCM Small Cap Index Division423

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.28               N/A
    End of period                                                          $13.11              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                     71,452              2,580                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division423

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.18               N/A
    End of period                                                          $13.52              $11.50               N/A
  Accumulation units outstanding
  at the end of period                                                     25,241              2,184                N/A

JNL/MCM Bond Index Division449

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.68               N/A
    End of period                                                          $11.05              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     20,934              5,062                N/A

JNL/Oppenheimer Global Growth Division475

  Accumulation unit value:
    Beginning of period                                                     $9.70              $9.24                N/A
    End of period                                                          $11.25              $9.70                N/A
  Accumulation units outstanding
  at the end of period                                                     11,069              1,082                N/A

JNL/Oppenheimer Growth Division587

  Accumulation unit value:
    Beginning of period                                                     $8.04               N/A                 N/A
    End of period                                                           $8.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,894               N/A                 N/A

JNL/AIM Large Cap Growth Division431

  Accumulation unit value:
    Beginning of period                                                    $10.27              $9.93                N/A
    End of period                                                          $11.11              $10.27               N/A
  Accumulation units outstanding
  at the end of period                                                      5,460              1,013                N/A

JNL/AIM Small Cap Growth Division492

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,050               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division544

  Accumulation unit value:
    Beginning of period                                                     $9.37               N/A                 N/A
    End of period                                                           $9.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division473

  Accumulation unit value:
    Beginning of period                                                    $14.49              $13.90               N/A
    End of period                                                          $16.37              $14.49               N/A
  Accumulation units outstanding
  at the end of period                                                      5,931               830                 N/A

JNL/MCM Nasdaq 15 Division NY728

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,432               N/A                 N/A

JNL/MCM Value Line 25 Division NY691

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,592               N/A                 N/A

JNL/MCM VIP Division708

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,460               N/A                 N/A

JNL/MCM JNL 5 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     44,342               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division465

  Accumulation unit value:
    Beginning of period                                                    $11.53              $11.20               N/A
    End of period                                                          $12.44              $11.53               N/A
  Accumulation units outstanding
  at the end of period                                                     222,898             13,483               N/A

JNL/S&P Managed Growth Division442

  Accumulation unit value:
    Beginning of period                                                    $11.62              $11.07               N/A
    End of period                                                          $12.74              $11.62               N/A
  Accumulation units outstanding
  at the end of period                                                     264,176             30,570               N/A

JNL/S&P Managed Aggressive Growth Division429

  Accumulation unit value:
    Beginning of period                                                    $11.29              $10.61               N/A
    End of period                                                          $12.51              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                     187,985              471                 N/A

JNL/S&P Very Aggressive Growth Division I488

  Accumulation unit value:
    Beginning of period                                                    $11.01               N/A                 N/A
    End of period                                                          $11.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I451

  Accumulation unit value:
    Beginning of period                                                    $10.17              $9.61                N/A
    End of period                                                          $10.35              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                42,695               N/A

JNL/S&P Equity Aggressive Growth Division I541

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division605

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division523

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division523

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division705

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,943               N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.645% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division565

  Accumulation unit value:
    Beginning of period                                                    $18.76               N/A                 N/A
    End of period                                                          $20.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       131                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division494

  Accumulation unit value:
    Beginning of period                                                    $17.02               N/A                 N/A
    End of period                                                          $17.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       73                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division494

  Accumulation unit value:
    Beginning of period                                                    $17.08               N/A                 N/A
    End of period                                                          $19.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       236                N/A                 N/A

JNL/Select Balanced Division462

  Accumulation unit value:
    Beginning of period                                                    $20.62              $19.85               N/A
    End of period                                                          $22.49              $20.62               N/A
  Accumulation units outstanding
  at the end of period                                                       797                162                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division462

  Accumulation unit value:
    Beginning of period                                                    $15.18              $14.87               N/A
    End of period                                                          $15.67              $15.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 108                 N/A

JNL/Select Money Market Division631

  Accumulation unit value:
    Beginning of period                                                    $11.97               N/A                 N/A
    End of period                                                          $11.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,076               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division494

  Accumulation unit value:
    Beginning of period                                                    $17.53               N/A                 N/A
    End of period                                                          $18.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       153                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division565

  Accumulation unit value:
    Beginning of period                                                    $14.79               N/A                 N/A
    End of period                                                          $15.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       200                N/A                 N/A

JNL/T. Rowe Price Established Growth Division490

  Accumulation unit value:
    Beginning of period                                                    $23.67               N/A                 N/A
    End of period                                                          $25.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       179                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $28.16              $27.40               N/A
    End of period                                                          $32.70              $28.16               N/A
  Accumulation units outstanding
  at the end of period                                                       193                 59                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division531

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       202                N/A                 N/A

JNL/JPMorgan International Value Division494

  Accumulation unit value:
    Beginning of period                                                     $8.81               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       436                N/A                 N/A

JNL/PIMCO Total Return Bond Division494

  Accumulation unit value:
    Beginning of period                                                    $13.52               N/A                 N/A
    End of period                                                          $13.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,796               N/A                 N/A

JNL/Lazard Small Cap Value Division515

  Accumulation unit value:
    Beginning of period                                                    $13.44               N/A                 N/A
    End of period                                                          $14.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       483                N/A                 N/A

JNL/Lazard Mid Cap Value Division531

  Accumulation unit value:
    Beginning of period                                                    $14.87               N/A                 N/A
    End of period                                                          $16.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       538                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.51               N/A                 N/A
    End of period                                                          $12.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       313                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division577

  Accumulation unit value:
    Beginning of period                                                     $5.31               N/A                 N/A
    End of period                                                           $5.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       102                N/A                 N/A

JNL/MCM Healthcare Sector Division577

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       34                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I441

  Accumulation unit value:
    Beginning of period                                                    $13.81              $12.17               N/A
    End of period                                                          $14.00              $13.81               N/A
  Accumulation units outstanding
  at the end of period                                                       467                427                 N/A

JNL/MCM The S&P(R) 10 Division NY I441

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.52               N/A
    End of period                                                          $13.07              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                       493                494                 N/A

JNL/MCM Global 15 Division NY I441

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.88               N/A
    End of period                                                          $15.47              $12.36               N/A
  Accumulation units outstanding
  at the end of period                                                       437                437                 N/A

JNL/MCM 25 Division NY I441

  Accumulation unit value:
    Beginning of period                                                    $13.34              $11.61               N/A
    End of period                                                          $16.00              $13.34               N/A
  Accumulation units outstanding
  at the end of period                                                       484                447                 N/A

JNL/MCM Select Small-Cap Division NY I441

  Accumulation unit value:
    Beginning of period                                                    $15.73              $14.81               N/A
    End of period                                                          $17.37              $15.73               N/A
  Accumulation units outstanding
  at the end of period                                                       350                351                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division462

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.77               N/A
    End of period                                                          $13.07              $11.53               N/A
  Accumulation units outstanding
  at the end of period                                                       456                149                 N/A

JNL/MCM S&P 500 Index Division426

  Accumulation unit value:
    Beginning of period                                                     $9.64              $8.97                N/A
    End of period                                                          $10.44              $9.64                N/A
  Accumulation units outstanding
  at the end of period                                                     11,086              8,884                N/A

JNL/MCM S&P 400 MidCap Index Division426

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.41               N/A
    End of period                                                          $12.77              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                      5,397              5,103                N/A

JNL/MCM Small Cap Index Division426

  Accumulation unit value:
    Beginning of period                                                    $11.33              $10.55               N/A
    End of period                                                          $13.09              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                      5,394              5,104                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division457

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.45               N/A
    End of period                                                          $13.50              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                      2,968              2,424                N/A

JNL/MCM Bond Index Division561

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       432                N/A                 N/A

JNL/Oppenheimer Global Growth Division515

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,316               N/A                 N/A

JNL/Oppenheimer Growth Division515

  Accumulation unit value:
    Beginning of period                                                     $8.21               N/A                 N/A
    End of period                                                           $8.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       55                 N/A                 N/A

JNL/AIM Large Cap Growth Division565

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $11.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       234                N/A                 N/A

JNL/AIM Small Cap Growth Division544

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       23                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division490

  Accumulation unit value:
    Beginning of period                                                    $14.63               N/A                 N/A
    End of period                                                          $16.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       930                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division435

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.98               N/A
    End of period                                                          $12.40              $11.50               N/A
  Accumulation units outstanding
  at the end of period                                                      4,715              2,096                N/A

JNL/S&P Managed Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $11.59              $10.93               N/A
    End of period                                                          $12.70              $11.59               N/A
  Accumulation units outstanding
  at the end of period                                                      7,678              2,498                N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.47               N/A                 N/A
    End of period                                                          $12.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       88                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I544

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $11.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division515

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.65% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL
FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division447

  Accumulation unit value:
    Beginning of period                                                    $16.51              $15.84               N/A
    End of period                                                          $17.05              $16.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division447

  Accumulation unit value:
    Beginning of period                                                    $16.10              $15.25               N/A
    End of period                                                          $16.84              $16.10               N/A
  Accumulation units outstanding
  at the end of period                                                       761                 -                  N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division447

  Accumulation unit value:
    Beginning of period                                                    $20.61              $19.75               N/A
    End of period                                                          $22.48              $20.61               N/A
  Accumulation units outstanding
  at the end of period                                                       442                 -                  N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division447

  Accumulation unit value:
    Beginning of period                                                    $15.17              $14.76               N/A
    End of period                                                          $15.66              $15.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division234

  Accumulation unit value:
    Beginning of period                                                    $12.05              $12.20             $12.20
    End of period                                                          $11.94              $12.05             $12.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division447

  Accumulation unit value:
    Beginning of period                                                    $17.93              $16.87               N/A
    End of period                                                          $19.35              $17.93               N/A
  Accumulation units outstanding
  at the end of period                                                       619                 -                  N/A

JNL/Salomon Brothers Strategic Bond Division447

  Accumulation unit value:
    Beginning of period                                                    $17.29              $16.98               N/A
    End of period                                                          $18.19              $17.29               N/A
  Accumulation units outstanding
  at the end of period                                                      1,652                -                  N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division212

  Accumulation unit value:
    Beginning of period                                                    $14.89              $14.96             $14.51
    End of period                                                          $15.21              $14.89             $14.96
  Accumulation units outstanding
  at the end of period                                                       379                 -                   -

JNL/T. Rowe Price Established Growth Division235

  Accumulation unit value:
    Beginning of period                                                    $23.29              $18.14             $19.29
    End of period                                                          $25.17              $23.29             $18.14
  Accumulation units outstanding
  at the end of period                                                       835                 -                   -

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division245

  Accumulation unit value:
    Beginning of period                                                    $28.16              $20.65             $21.02
    End of period                                                          $32.68              $28.16             $20.65
  Accumulation units outstanding
  at the end of period                                                      1,063                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division639

  Accumulation unit value:
    Beginning of period                                                     $8.36               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,886               N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division212

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.97             $12.49
    End of period                                                          $13.73              $13.36             $12.97
  Accumulation units outstanding
  at the end of period                                                      4,145                -                   -

JNL/Lazard Small Cap Value Division722

  Accumulation unit value:
    Beginning of period                                                    $13.90               N/A                 N/A
    End of period                                                          $14.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       847                N/A                 N/A

JNL/Lazard Mid Cap Value Division235

  Accumulation unit value:
    Beginning of period                                                    $13.82              $10.90             $11.44
    End of period                                                          $16.95              $13.82             $10.90
  Accumulation units outstanding
  at the end of period                                                       679                 -                   -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.51               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     56,506               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division456

  Accumulation unit value:
    Beginning of period                                                     $7.50              $7.01                N/A
    End of period                                                           $8.21              $7.50                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Technology Sector Division475

  Accumulation unit value:
    Beginning of period                                                     $5.69              $5.65                N/A
    End of period                                                           $5.66              $5.69                N/A
  Accumulation units outstanding
  at the end of period                                                      2,636                -                  N/A

JNL/MCM Healthcare Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.25               N/A
    End of period                                                          $10.66              $10.47               N/A
  Accumulation units outstanding
  at the end of period                                                      1,305                -                  N/A

JNL/MCM Financial Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.50               N/A
    End of period                                                          $11.99              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Oil & Gas Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $13.12              $12.45               N/A
    End of period                                                          $17.21              $13.12               N/A
  Accumulation units outstanding
  at the end of period                                                      3,579                -                  N/A

JNL/MCM Consumer Brands Sector Division475

  Accumulation unit value:
    Beginning of period                                                     $9.95              $9.77                N/A
    End of period                                                          $10.77              $9.95                N/A
  Accumulation units outstanding
  at the end of period                                                      1,014                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division475

  Accumulation unit value:
    Beginning of period                                                     $3.89              $3.64                N/A
    End of period                                                           $4.50              $3.89                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM The DowSM 10 Division NY I156

  Accumulation unit value:
    Beginning of period                                                    $13.81              $11.14             $10.71
    End of period                                                          $13.99              $13.81             $11.14
  Accumulation units outstanding
  at the end of period                                                      1,476                -                   -

JNL/MCM The S&P(R) 10 Division NY I156

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.62              $10.66
    End of period                                                          $13.07              $11.27              $9.62
  Accumulation units outstanding
  at the end of period                                                      2,677                -                   -

JNL/MCM Global 15 Division NY I156

  Accumulation unit value:
    Beginning of period                                                    $12.36              $9.67              $10.24
    End of period                                                          $15.46              $12.36              $9.67
  Accumulation units outstanding
  at the end of period                                                      2,156                -                   -

JNL/MCM 25 Division NY I156

  Accumulation unit value:
    Beginning of period                                                    $13.34              $10.25             $10.43
    End of period                                                          $16.00              $13.34             $10.25
  Accumulation units outstanding
  at the end of period                                                      3,132                -                   -

JNL/MCM Select Small-Cap Division NY I156

  Accumulation unit value:
    Beginning of period                                                    $15.73              $10.81             $10.37
    End of period                                                          $17.37              $15.73             $10.81
  Accumulation units outstanding
  at the end of period                                                      1,264                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division722

  Accumulation unit value:
    Beginning of period                                                     $7.30               N/A                 N/A
    End of period                                                           $7.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,613               N/A                 N/A

JNL/FMR Balanced Division235

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.37               $8.52
    End of period                                                          $10.08              $9.36               $8.37
  Accumulation units outstanding
  at the end of period                                                      1,194                -                   -

JNL/T. Rowe Price Value Division245

  Accumulation unit value:
    Beginning of period                                                    $11.53              $9.03               $9.14
    End of period                                                          $13.07              $11.53              $9.03
  Accumulation units outstanding
  at the end of period                                                      7,970                -                   -

JNL/MCM S&P 500 Index Division202

  Accumulation unit value:
    Beginning of period                                                     $9.64              $7.67               $6.86
    End of period                                                          $10.43              $9.64               $7.67
  Accumulation units outstanding
  at the end of period                                                     18,645                -                   -

JNL/MCM S&P 400 MidCap Index Division202

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.47               $7.51
    End of period                                                          $12.77              $11.21              $8.47
  Accumulation units outstanding
  at the end of period                                                     12,653                -                   -

JNL/MCM Small Cap Index Division202

  Accumulation unit value:
    Beginning of period                                                    $11.33              $7.90               $7.02
    End of period                                                          $13.09              $11.33              $7.90
  Accumulation units outstanding
  at the end of period                                                     12,511                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division456

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.42               N/A
    End of period                                                          $13.50              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                     12,197                -                  N/A

JNL/MCM Bond Index Division652

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,167               N/A                 N/A

JNL/Oppenheimer Global Growth Division245

  Accumulation unit value:
    Beginning of period                                                     $9.69              $7.00               $7.06
    End of period                                                          $11.23              $9.69               $7.00
  Accumulation units outstanding
  at the end of period                                                      2,833                -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division447

  Accumulation unit value:
    Beginning of period                                                    $10.26              $10.09               N/A
    End of period                                                          $11.10              $10.26               N/A
  Accumulation units outstanding
  at the end of period                                                      3,048                -                  N/A

JNL/AIM Small Cap Growth Division235

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.27               $8.85
    End of period                                                          $11.84              $11.26              $8.27
  Accumulation units outstanding
  at the end of period                                                       45                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division671

  Accumulation unit value:
    Beginning of period                                                    $15.13               N/A                 N/A
    End of period                                                          $16.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       477                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division186

  Accumulation unit value:
    Beginning of period                                                    $11.50              $9.93               $9.90
    End of period                                                          $12.40              $11.50              $9.93
  Accumulation units outstanding
  at the end of period                                                      5,621              5,051               5,051

JNL/S&P Managed Growth Division370

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.51               N/A
    End of period                                                          $12.70              $11.58               N/A
  Accumulation units outstanding
  at the end of period                                                      6,184                -                  N/A

JNL/S&P Managed Aggressive Growth Division660

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $12.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,059               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I456

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.54                N/A
    End of period                                                          $10.31              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Aggressive Growth Division I622

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division646

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division600

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.67% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division708

  Accumulation unit value:
    Beginning of period                                                    $24.57               N/A                 N/A
    End of period                                                          $25.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,174               N/A                 N/A

JNL/FMR Capital Growth Division634

  Accumulation unit value:
    Beginning of period                                                    $16.50               N/A                 N/A
    End of period                                                          $20.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division439

  Accumulation unit value:
    Beginning of period                                                    $16.48              $15.40               N/A
    End of period                                                          $17.02              $16.48               N/A
  Accumulation units outstanding
  at the end of period                                                      2,778              3,733                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division448

  Accumulation unit value:
    Beginning of period                                                    $16.07              $15.25               N/A
    End of period                                                          $16.81              $16.07               N/A
  Accumulation units outstanding
  at the end of period                                                      4,986              2,636                N/A

JNL/Eagle SmallCap Equity Division485

  Accumulation unit value:
    Beginning of period                                                    $16.38              $16.52               N/A
    End of period                                                          $19.14              $16.38               N/A
  Accumulation units outstanding
  at the end of period                                                      3,929               823                 N/A

JNL/Select Balanced Division436

  Accumulation unit value:
    Beginning of period                                                    $20.58              $19.42               N/A
    End of period                                                          $22.44              $20.58               N/A
  Accumulation units outstanding
  at the end of period                                                      9,857              3,294                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division446

  Accumulation unit value:
    Beginning of period                                                    $15.14              $14.72               N/A
    End of period                                                          $15.63              $15.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,605                N/A

JNL/Select Money Market Division430

  Accumulation unit value:
    Beginning of period                                                    $12.03              $12.06               N/A
    End of period                                                          $11.92              $12.03               N/A
  Accumulation units outstanding
  at the end of period                                                      1,828              4,696                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division436

  Accumulation unit value:
    Beginning of period                                                    $17.90              $16.82               N/A
    End of period                                                          $19.32              $17.90               N/A
  Accumulation units outstanding
  at the end of period                                                      2,893              2,319                N/A

JNL/Salomon Brothers Strategic Bond Division436

  Accumulation unit value:
    Beginning of period                                                    $17.26              $16.88               N/A
    End of period                                                          $18.15              $17.26               N/A
  Accumulation units outstanding
  at the end of period                                                      4,995              2,713                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division516

  Accumulation unit value:
    Beginning of period                                                    $15.06               N/A                 N/A
    End of period                                                          $15.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,372               N/A                 N/A

JNL/T. Rowe Price Established Growth Division448

  Accumulation unit value:
    Beginning of period                                                    $23.25              $21.90               N/A
    End of period                                                          $25.13              $23.25               N/A
  Accumulation units outstanding
  at the end of period                                                      4,325              1,471                N/A

JNL/JPMorgan International Equity Division436

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.67               N/A
    End of period                                                          $13.14              $11.48               N/A
  Accumulation units outstanding
  at the end of period                                                      1,082               842                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division436

  Accumulation unit value:
    Beginning of period                                                    $28.10              $26.40               N/A
    End of period                                                          $32.62              $28.10               N/A
  Accumulation units outstanding
  at the end of period                                                     18,859              10,946               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division458

  Accumulation unit value:
    Beginning of period                                                     $9.32              $8.90                N/A
    End of period                                                           $9.75              $9.32                N/A
  Accumulation units outstanding
  at the end of period                                                      3,600               844                 N/A

JNL/JPMorgan International Value Division458

  Accumulation unit value:
    Beginning of period                                                     $8.53              $7.71                N/A
    End of period                                                          $10.27              $8.53                N/A
  Accumulation units outstanding
  at the end of period                                                      7,190              6,757                N/A

JNL/PIMCO Total Return Bond Division436

  Accumulation unit value:
    Beginning of period                                                    $13.35              $13.18               N/A
    End of period                                                          $13.71              $13.35               N/A
  Accumulation units outstanding
  at the end of period                                                     30,801              15,407               N/A

JNL/Lazard Small Cap Value Division433

  Accumulation unit value:
    Beginning of period                                                    $12.66              $11.76               N/A
    End of period                                                          $14.37              $12.66               N/A
  Accumulation units outstanding
  at the end of period                                                     37,116              24,282               N/A

JNL/Lazard Mid Cap Value Division436

  Accumulation unit value:
    Beginning of period                                                    $13.80              $13.04               N/A
    End of period                                                          $16.93              $13.80               N/A
  Accumulation units outstanding
  at the end of period                                                     33,191              23,113               N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.49               N/A                 N/A
    End of period                                                          $12.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,609               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division432

  Accumulation unit value:
    Beginning of period                                                     $7.49              $7.00                N/A
    End of period                                                           $8.20              $7.49                N/A
  Accumulation units outstanding
  at the end of period                                                     10,875              7,050                N/A

JNL/MCM Technology Sector Division576

  Accumulation unit value:
    Beginning of period                                                     $5.34               N/A                 N/A
    End of period                                                           $5.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,179               N/A                 N/A

JNL/MCM Healthcare Sector Division526

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,361               N/A                 N/A

JNL/MCM Financial Sector Division641

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $11.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       78                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division598

  Accumulation unit value:
    Beginning of period                                                    $14.11               N/A                 N/A
    End of period                                                          $17.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       128                N/A                 N/A

JNL/MCM Consumer Brands Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,902               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I433

  Accumulation unit value:
    Beginning of period                                                    $13.80              $12.42               N/A
    End of period                                                          $13.99              $13.80               N/A
  Accumulation units outstanding
  at the end of period                                                     24,140              1,245                N/A

JNL/MCM The S&P(R) 10 Division NY I446

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.50               N/A
    End of period                                                          $13.07              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                     21,963               617                 N/A

JNL/MCM Global 15 Division NY I432

  Accumulation unit value:
    Beginning of period                                                    $12.36              $12.20               N/A
    End of period                                                          $15.46              $12.36               N/A
  Accumulation units outstanding
  at the end of period                                                     17,702              3,780                N/A

JNL/MCM 25 Division NY I446

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.01               N/A
    End of period                                                          $15.99              $13.33               N/A
  Accumulation units outstanding
  at the end of period                                                     17,295              1,258                N/A

JNL/MCM Select Small-Cap Division NY I432

  Accumulation unit value:
    Beginning of period                                                    $15.73              $15.03               N/A
    End of period                                                          $17.36              $15.73               N/A
  Accumulation units outstanding
  at the end of period                                                     14,067              3,517                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division436

  Accumulation unit value:
    Beginning of period                                                     $9.35              $9.00                N/A
    End of period                                                          $10.07              $9.35                N/A
  Accumulation units outstanding
  at the end of period                                                     13,688              4,491                N/A

JNL/T. Rowe Price Value Division436

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.62               N/A
    End of period                                                          $13.05              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                     15,479              7,846                N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                     $9.63              $9.63                N/A
    End of period                                                          $10.43              $9.63                N/A
  Accumulation units outstanding
  at the end of period                                                     13,492              2,138                N/A

JNL/MCM S&P 400 MidCap Index Division432

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.63               N/A
    End of period                                                          $12.76              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                      9,868              2,120                N/A

JNL/MCM Small Cap Index Division469

  Accumulation unit value:
    Beginning of period                                                    $11.33              $10.97               N/A
    End of period                                                          $13.08              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                      2,960               356                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division512

  Accumulation unit value:
    Beginning of period                                                    $11.85               N/A                 N/A
    End of period                                                          $13.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,437               N/A                 N/A

JNL/MCM Bond Index Division433

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.66               N/A
    End of period                                                          $11.02              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                      2,179                38                 N/A

JNL/Oppenheimer Global Growth Division448

  Accumulation unit value:
    Beginning of period                                                     $9.68              $9.00                N/A
    End of period                                                          $11.23              $9.68                N/A
  Accumulation units outstanding
  at the end of period                                                     15,654              7,196                N/A

JNL/Oppenheimer Growth Division473

  Accumulation unit value:
    Beginning of period                                                     $7.93              $7.71                N/A
    End of period                                                           $8.12              $7.93                N/A
  Accumulation units outstanding
  at the end of period                                                      3,216                49                 N/A

JNL/AIM Large Cap Growth Division448

  Accumulation unit value:
    Beginning of period                                                    $10.25              $10.12               N/A
    End of period                                                          $11.09              $10.25               N/A
  Accumulation units outstanding
  at the end of period                                                     12,111              6,998                N/A

JNL/AIM Small Cap Growth Division436

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.79               N/A
    End of period                                                          $11.83              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     34,047              24,770               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division448

  Accumulation unit value:
    Beginning of period                                                    $14.48              $13.58               N/A
    End of period                                                          $16.35              $14.48               N/A
  Accumulation units outstanding
  at the end of period                                                      2,490              2,018                N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY717

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,628               N/A                 N/A

JNL/MCM VIP Division709

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,583               N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division432

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.02               N/A
    End of period                                                          $12.38              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                     111,004             69,185               N/A

JNL/S&P Managed Growth Division442

  Accumulation unit value:
    Beginning of period                                                    $11.57              $11.03               N/A
    End of period                                                          $12.68              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                     89,807              15,265               N/A

JNL/S&P Managed Aggressive Growth Division453

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.77               N/A
    End of period                                                          $12.45              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     156,593             62,067               N/A

JNL/S&P Very Aggressive Growth Division I469

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.40               N/A
    End of period                                                          $11.08              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 858                 N/A

JNL/S&P Equity Growth Division I432

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.58                N/A
    End of period                                                          $10.30              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                30,273               N/A

JNL/S&P Equity Aggressive Growth Division I472

  Accumulation unit value:
    Beginning of period                                                    $10.36              $9.87                N/A
    End of period                                                          $10.56              $10.36               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 505                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division528

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division436

  Accumulation unit value:
    Beginning of period                                                    $10.23              $9.71                N/A
    End of period                                                          $10.40              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,832                N/A

JNL/S&P Core Index 75 Division469

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.74                N/A
    End of period                                                          $10.29              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 401                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division629

  Accumulation unit value:
    Beginning of period                                                    $22.77               N/A                 N/A
    End of period                                                          $25.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       879                N/A                 N/A

JNL/FMR Capital Growth Division205

  Accumulation unit value:
    Beginning of period                                                    $17.59              $13.19             $12.26
    End of period                                                          $20.41              $17.59             $13.19
  Accumulation units outstanding
  at the end of period                                                      1,131               518                 210

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division343

  Accumulation unit value:
    Beginning of period                                                    $16.45              $14.43               N/A
    End of period                                                          $16.99              $16.45               N/A
  Accumulation units outstanding
  at the end of period                                                      1,985               597                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division415

  Accumulation unit value:
    Beginning of period                                                    $16.04              $14.85               N/A
    End of period                                                          $16.77              $16.04               N/A
  Accumulation units outstanding
  at the end of period                                                      2,896              1,126                N/A

JNL/Eagle SmallCap Equity Division557

  Accumulation unit value:
    Beginning of period                                                    $17.48               N/A                 N/A
    End of period                                                          $19.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       312                N/A                 N/A

JNL/Select Balanced Division382

  Accumulation unit value:
    Beginning of period                                                    $20.52              $18.55               N/A
    End of period                                                          $22.37              $20.52               N/A
  Accumulation units outstanding
  at the end of period                                                      5,054              3,591                N/A

JNL/Putnam Equity Division398

  Accumulation unit value:
    Beginning of period                                                    $17.65              $15.76               N/A
    End of period                                                          $19.62              $17.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division248

  Accumulation unit value:
    Beginning of period                                                    $15.11              $12.95             $12.95
    End of period                                                          $15.59              $15.11             $12.95
  Accumulation units outstanding
  at the end of period                                                        -                3,483                50

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division352

  Accumulation unit value:
    Beginning of period                                                    $17.85              $16.31               N/A
    End of period                                                          $19.26              $17.85               N/A
  Accumulation units outstanding
  at the end of period                                                      2,262              1,583                N/A

JNL/Salomon Brothers Strategic Bond Division248

  Accumulation unit value:
    Beginning of period                                                    $17.22              $15.43             $15.43
    End of period                                                          $18.10              $17.22             $15.43
  Accumulation units outstanding
  at the end of period                                                     14,634              1,252                42

JNL/Salomon Brothers U.S. Government & Quality Bond Division248

  Accumulation unit value:
    Beginning of period                                                    $14.83              $14.91             $14.91
    End of period                                                          $15.14              $14.83             $14.91
  Accumulation units outstanding
  at the end of period                                                     17,746              1,691                109

JNL/T. Rowe Price Established Growth Division352

  Accumulation unit value:
    Beginning of period                                                    $23.19              $20.79               N/A
    End of period                                                          $25.05              $23.19               N/A
  Accumulation units outstanding
  at the end of period                                                      2,397              1,470                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division343

  Accumulation unit value:
    Beginning of period                                                    $28.05              $24.14               N/A
    End of period                                                          $32.55              $28.05               N/A
  Accumulation units outstanding
  at the end of period                                                      1,306               898                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division453

  Accumulation unit value:
    Beginning of period                                                     $8.51              $7.85                N/A
    End of period                                                          $10.25              $8.51                N/A
  Accumulation units outstanding
  at the end of period                                                      1,464               255                 N/A

JNL/PIMCO Total Return Bond Division205

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.94             $12.62
    End of period                                                          $13.68              $13.33             $12.94
  Accumulation units outstanding
  at the end of period                                                     27,825              8,556                407

JNL/Lazard Small Cap Value Division352

  Accumulation unit value:
    Beginning of period                                                    $12.64              $10.40               N/A
    End of period                                                          $14.34              $12.64               N/A
  Accumulation units outstanding
  at the end of period                                                      2,952              2,134                N/A

JNL/Lazard Mid Cap Value Division248

  Accumulation unit value:
    Beginning of period                                                    $13.78              $10.87             $10.87
    End of period                                                          $16.89              $13.78             $10.87
  Accumulation units outstanding
  at the end of period                                                      4,331              1,870                60

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $12.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,731               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division352

  Accumulation unit value:
    Beginning of period                                                     $7.48              $6.67                N/A
    End of period                                                           $8.18              $7.48                N/A
  Accumulation units outstanding
  at the end of period                                                      6,351              3,418                N/A

JNL/MCM Technology Sector Division692

  Accumulation unit value:
    Beginning of period                                                     $5.21               N/A                 N/A
    End of period                                                           $5.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       96                 N/A                 N/A

JNL/MCM Healthcare Sector Division579

  Accumulation unit value:
    Beginning of period                                                    $10.66               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,710               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division582

  Accumulation unit value:
    Beginning of period                                                    $13.75               N/A                 N/A
    End of period                                                          $17.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       578                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division582

  Accumulation unit value:
    Beginning of period                                                     $3.94               N/A                 N/A
    End of period                                                           $4.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,008               N/A                 N/A

JNL/MCM The DowSM 10 Division NY I334

  Accumulation unit value:
    Beginning of period                                                    $13.80              $11.09               N/A
    End of period                                                          $13.98              $13.80               N/A
  Accumulation units outstanding
  at the end of period                                                     50,465              21,525               N/A

JNL/MCM The S&P(R) 10 Division NY I334

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.14               N/A
    End of period                                                          $13.06              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     43,378              2,116                N/A

JNL/MCM Global 15 Division NY I334

  Accumulation unit value:
    Beginning of period                                                    $12.35              $9.90                N/A
    End of period                                                          $15.44              $12.35               N/A
  Accumulation units outstanding
  at the end of period                                                     50,616               980                 N/A

JNL/MCM 25 Division NY I334

  Accumulation unit value:
    Beginning of period                                                    $13.33              $10.10               N/A
    End of period                                                          $15.98              $13.33               N/A
  Accumulation units outstanding
  at the end of period                                                     45,686              1,225                N/A

JNL/MCM Select Small-Cap Division NY I334

  Accumulation unit value:
    Beginning of period                                                    $15.72              $11.84               N/A
    End of period                                                          $17.34              $15.72               N/A
  Accumulation units outstanding
  at the end of period                                                     40,830               318                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division694

  Accumulation unit value:
    Beginning of period                                                     $6.77               N/A                 N/A
    End of period                                                           $7.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,269               N/A                 N/A

JNL/FMR Balanced Division248

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.36               $8.36
    End of period                                                          $10.05              $9.34               $8.36
  Accumulation units outstanding
  at the end of period                                                      2,565              1,750                195

JNL/T. Rowe Price Value Division205

  Accumulation unit value:
    Beginning of period                                                    $11.51              $9.01               $7.84
    End of period                                                          $13.04              $11.51              $9.01
  Accumulation units outstanding
  at the end of period                                                     13,295              10,689               656

JNL/MCM S&P 500 Index Division390

  Accumulation unit value:
    Beginning of period                                                     $9.63              $8.60                N/A
    End of period                                                          $10.42              $9.63                N/A
  Accumulation units outstanding
  at the end of period                                                     38,263               530                 N/A

JNL/MCM S&P 400 MidCap Index Division382

  Accumulation unit value:
    Beginning of period                                                    $11.20              $9.58                N/A
    End of period                                                          $12.75              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                     23,951               983                 N/A

JNL/MCM Small Cap Index Division415

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.47               N/A
    End of period                                                          $13.07              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     15,249               360                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division579

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $13.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,026               N/A                 N/A

JNL/MCM Bond Index Division602

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $11.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,543               N/A                 N/A

JNL/Oppenheimer Global Growth Division382

  Accumulation unit value:
    Beginning of period                                                     $9.67              $7.96                N/A
    End of period                                                          $11.21              $9.67                N/A
  Accumulation units outstanding
  at the end of period                                                      3,495              1,403                N/A

JNL/Oppenheimer Growth Division390

  Accumulation unit value:
    Beginning of period                                                     $7.92              $7.58                N/A
    End of period                                                           $8.12              $7.92                N/A
  Accumulation units outstanding
  at the end of period                                                      2,018              1,007                N/A

JNL/AIM Large Cap Growth Division205

  Accumulation unit value:
    Beginning of period                                                    $10.25              $8.01               $7.85
    End of period                                                          $11.08              $10.25              $8.01
  Accumulation units outstanding
  at the end of period                                                      1,797              1,749                409

JNL/AIM Small Cap Growth Division352

  Accumulation unit value:
    Beginning of period                                                    $11.25              $9.50                N/A
    End of period                                                          $11.82              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                      1,327              1,349                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division427

  Accumulation unit value:
    Beginning of period                                                    $14.48              $13.18               N/A
    End of period                                                          $16.33              $14.48               N/A
  Accumulation units outstanding
  at the end of period                                                       229                245                 N/A

JNL/MCM Nasdaq 15 Division NY692

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       246                N/A                 N/A

JNL/MCM Value Line 25 Division NY691

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,515               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division721

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,472               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division205

  Accumulation unit value:
    Beginning of period                                                    $11.47              $9.91               $9.31
    End of period                                                          $12.35              $11.47              $9.91
  Accumulation units outstanding
  at the end of period                                                     54,745              21,620              1,641

JNL/S&P Managed Growth Division284

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.14                N/A
    End of period                                                          $12.65              $11.55               N/A
  Accumulation units outstanding
  at the end of period                                                     125,662             24,416               N/A

JNL/S&P Managed Aggressive Growth Division343

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.02               N/A
    End of period                                                          $12.43              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                     175,852             6,876                N/A

JNL/S&P Very Aggressive Growth Division I343

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.48                N/A
    End of period                                                          $11.06              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 148                 N/A

JNL/S&P Equity Growth Division I361

  Accumulation unit value:
    Beginning of period                                                    $10.11              $8.95                N/A
    End of period                                                          $10.28              $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                        -                8,195                N/A

JNL/S&P Equity Aggressive Growth Division I361

  Accumulation unit value:
    Beginning of period                                                    $10.34              $9.13                N/A
    End of period                                                          $10.54              $10.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                10,135               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division612

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division431

  Accumulation unit value:
    Beginning of period                                                    $10.25              $9.74                N/A
    End of period                                                          $10.42              $10.25               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  11                 N/A

JNL/S&P Core Index 75 Division611

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division687

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division714

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,389               N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.745% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division645

  Accumulation unit value:
    Beginning of period                                                    $14.95               N/A                 N/A
    End of period                                                          $16.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       171                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division631

  Accumulation unit value:
    Beginning of period                                                    $15.12               N/A                 N/A
    End of period                                                          $16.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,243               N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division694

  Accumulation unit value:
    Beginning of period                                                    $21.21               N/A                 N/A
    End of period                                                          $22.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       60                 N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division631

  Accumulation unit value:
    Beginning of period                                                    $15.13               N/A                 N/A
    End of period                                                          $15.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division729

  Accumulation unit value:
    Beginning of period                                                    $15.08               N/A                 N/A
    End of period                                                          $15.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,857               N/A                 N/A

JNL/T. Rowe Price Established Growth Division605

  Accumulation unit value:
    Beginning of period                                                    $23.43               N/A                 N/A
    End of period                                                          $24.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       455                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division631

  Accumulation unit value:
    Beginning of period                                                    $27.98               N/A                 N/A
    End of period                                                          $32.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,221               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division605

  Accumulation unit value:
    Beginning of period                                                    $13.14               N/A                 N/A
    End of period                                                          $13.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,470               N/A                 N/A

JNL/Lazard Small Cap Value Division733

  Accumulation unit value:
    Beginning of period                                                    $14.12               N/A                 N/A
    End of period                                                          $14.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       21                 N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.43               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,509               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division618

  Accumulation unit value:
    Beginning of period                                                     $5.08               N/A                 N/A
    End of period                                                           $5.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       215                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I618

  Accumulation unit value:
    Beginning of period                                                    $12.97               N/A                 N/A
    End of period                                                          $13.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,666               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I620

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $13.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,406               N/A                 N/A

JNL/MCM Global 15 Division NY I620

  Accumulation unit value:
    Beginning of period                                                    $12.83               N/A                 N/A
    End of period                                                          $15.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,756               N/A                 N/A

JNL/MCM 25 Division NY I620

  Accumulation unit value:
    Beginning of period                                                    $14.11               N/A                 N/A
    End of period                                                          $15.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,315               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I618

  Accumulation unit value:
    Beginning of period                                                    $14.95               N/A                 N/A
    End of period                                                          $17.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,865               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division694

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                          $10.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       135                N/A                 N/A

JNL/T. Rowe Price Value Division694

  Accumulation unit value:
    Beginning of period                                                    $11.96               N/A                 N/A
    End of period                                                          $13.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       855                N/A                 N/A

JNL/MCM S&P 500 Index Division629

  Accumulation unit value:
    Beginning of period                                                     $9.48               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       856                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division646

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $13.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       33                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division629

  Accumulation unit value:
    Beginning of period                                                    $11.39               N/A                 N/A
    End of period                                                          $13.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       121                N/A                 N/A

JNL/MCM Bond Index Division620

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,820               N/A                 N/A

JNL/Oppenheimer Global Growth Division618

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,028               N/A                 N/A

JNL/Oppenheimer Growth Division629

  Accumulation unit value:
    Beginning of period                                                     $7.45               N/A                 N/A
    End of period                                                           $8.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       25                 N/A                 N/A

JNL/AIM Large Cap Growth Division605

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       294                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division733

  Accumulation unit value:
    Beginning of period                                                    $11.01               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       515                N/A                 N/A

JNL/MCM JNL 5 Division697

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,715               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division618

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $12.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,292               N/A                 N/A

JNL/S&P Managed Growth Division605

  Accumulation unit value:
    Beginning of period                                                    $11.73               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     49,016               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $11.26               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       779                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division605

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $10.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division729

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,400               N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.75% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division402

  Accumulation unit value:
    Beginning of period                                                    $16.37              $15.14               N/A
    End of period                                                          $16.90              $16.37               N/A
  Accumulation units outstanding
  at the end of period                                                      1,740               333                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division328

  Accumulation unit value:
    Beginning of period                                                    $15.98              $13.92               N/A
    End of period                                                          $16.70              $15.98               N/A
  Accumulation units outstanding
  at the end of period                                                      4,680              4,392                N/A

JNL/Eagle SmallCap Equity Division375

  Accumulation unit value:
    Beginning of period                                                    $16.29              $14.23               N/A
    End of period                                                          $19.01              $16.29               N/A
  Accumulation units outstanding
  at the end of period                                                      2,791              2,791                N/A

JNL/Select Balanced Division368

  Accumulation unit value:
    Beginning of period                                                    $20.43              $18.78               N/A
    End of period                                                          $22.26              $20.43               N/A
  Accumulation units outstanding
  at the end of period                                                      6,908              5,176                N/A

JNL/Putnam Equity Division396

  Accumulation unit value:
    Beginning of period                                                    $17.58              $15.62               N/A
    End of period                                                          $19.52              $17.58               N/A
  Accumulation units outstanding
  at the end of period                                                      1,546              1,574                N/A

JNL/PPM America High Yield Bond Division328

  Accumulation unit value:
    Beginning of period                                                    $15.04              $13.98               N/A
    End of period                                                          $15.51              $15.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                14,443               N/A

JNL/Select Money Market Division408

  Accumulation unit value:
    Beginning of period                                                    $11.94              $11.99               N/A
    End of period                                                          $11.83              $11.94               N/A
  Accumulation units outstanding
  at the end of period                                                     22,349              1,042                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division395

  Accumulation unit value:
    Beginning of period                                                    $17.77              $16.10               N/A
    End of period                                                          $19.17              $17.77               N/A
  Accumulation units outstanding
  at the end of period                                                      2,298              1,267                N/A

JNL/Salomon Brothers Strategic Bond Division398

  Accumulation unit value:
    Beginning of period                                                    $17.14              $16.35               N/A
    End of period                                                          $18.01              $17.14               N/A
  Accumulation units outstanding
  at the end of period                                                      5,284              3,657                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division359

  Accumulation unit value:
    Beginning of period                                                    $14.76              $15.24               N/A
    End of period                                                          $15.07              $14.76               N/A
  Accumulation units outstanding
  at the end of period                                                      7,399              5,863                N/A

JNL/T. Rowe Price Established Growth Division375

  Accumulation unit value:
    Beginning of period                                                    $23.09              $20.54               N/A
    End of period                                                          $24.93              $23.09               N/A
  Accumulation units outstanding
  at the end of period                                                      1,338              1,097                N/A

JNL/JPMorgan International Equity Division335

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.32                N/A
    End of period                                                          $13.03              $11.40               N/A
  Accumulation units outstanding
  at the end of period                                                       890                685                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division339

  Accumulation unit value:
    Beginning of period                                                    $27.91              $23.49               N/A
    End of period                                                          $32.37              $27.91               N/A
  Accumulation units outstanding
  at the end of period                                                      4,950              4,327                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division402

  Accumulation unit value:
    Beginning of period                                                     $9.28              $8.88                N/A
    End of period                                                           $9.69              $9.28                N/A
  Accumulation units outstanding
  at the end of period                                                       401                146                 N/A

JNL/JPMorgan International Value Division383

  Accumulation unit value:
    Beginning of period                                                     $8.49              $6.80                N/A
    End of period                                                          $10.22              $8.49                N/A
  Accumulation units outstanding
  at the end of period                                                      8,557              7,743                N/A

JNL/PIMCO Total Return Bond Division330

  Accumulation unit value:
    Beginning of period                                                    $13.29              $13.38               N/A
    End of period                                                          $13.64              $13.29               N/A
  Accumulation units outstanding
  at the end of period                                                     21,529              9,226                N/A

JNL/Lazard Small Cap Value Division335

  Accumulation unit value:
    Beginning of period                                                    $12.60              $9.92                N/A
    End of period                                                          $14.29              $12.60               N/A
  Accumulation units outstanding
  at the end of period                                                      5,239              3,475                N/A

JNL/Lazard Mid Cap Value Division335

  Accumulation unit value:
    Beginning of period                                                    $13.74              $11.50               N/A
    End of period                                                          $16.84              $13.74               N/A
  Accumulation units outstanding
  at the end of period                                                      8,270              7,631                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.42               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,504               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division377

  Accumulation unit value:
    Beginning of period                                                     $7.46              $6.65                N/A
    End of period                                                           $8.16              $7.46                N/A
  Accumulation units outstanding
  at the end of period                                                     25,077              24,593               N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division533

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,717               N/A                 N/A

JNL/MCM Financial Sector Division707

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $11.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       964                N/A                 N/A

JNL/MCM Oil & Gas Sector Division581

  Accumulation unit value:
    Beginning of period                                                    $13.77               N/A                 N/A
    End of period                                                          $17.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       784                N/A                 N/A

JNL/MCM Consumer Brands Sector Division698

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,154               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division698

  Accumulation unit value:
    Beginning of period                                                     $4.28               N/A                 N/A
    End of period                                                           $4.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       191                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I319

  Accumulation unit value:
    Beginning of period                                                    $13.79              $10.72               N/A
    End of period                                                          $13.96              $13.79               N/A
  Accumulation units outstanding
  at the end of period                                                     26,311              15,692               N/A

JNL/MCM The S&P(R) 10 Division NY I319

  Accumulation unit value:
    Beginning of period                                                    $11.25              $9.63                N/A
    End of period                                                          $13.04              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                     28,372              19,144               N/A

JNL/MCM Global 15 Division NY I319

  Accumulation unit value:
    Beginning of period                                                    $12.34              $9.20                N/A
    End of period                                                          $15.43              $12.34               N/A
  Accumulation units outstanding
  at the end of period                                                     24,249              14,171               N/A

JNL/MCM 25 Division NY I319

  Accumulation unit value:
    Beginning of period                                                    $13.32              $9.89                N/A
    End of period                                                          $15.96              $13.32               N/A
  Accumulation units outstanding
  at the end of period                                                     25,302              16,129               N/A

JNL/MCM Select Small-Cap Division NY I319

  Accumulation unit value:
    Beginning of period                                                    $15.71              $11.37               N/A
    End of period                                                          $17.32              $15.71               N/A
  Accumulation units outstanding
  at the end of period                                                     19,258              12,056               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division335

  Accumulation unit value:
    Beginning of period                                                     $6.40              $5.40                N/A
    End of period                                                           $7.46              $6.40                N/A
  Accumulation units outstanding
  at the end of period                                                     30,129              25,544               N/A

JNL/FMR Balanced Division386

  Accumulation unit value:
    Beginning of period                                                     $9.33              $8.64                N/A
    End of period                                                          $10.03              $9.33                N/A
  Accumulation units outstanding
  at the end of period                                                     20,176              20,174               N/A

JNL/T. Rowe Price Value Division328

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.32                N/A
    End of period                                                          $13.01              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                     13,744              12,454               N/A

JNL/MCM S&P 500 Index Division335

  Accumulation unit value:
    Beginning of period                                                     $9.62              $8.26                N/A
    End of period                                                          $10.40              $9.62                N/A
  Accumulation units outstanding
  at the end of period                                                     76,446              57,273               N/A

JNL/MCM S&P 400 MidCap Index Division363

  Accumulation unit value:
    Beginning of period                                                    $11.19              $9.68                N/A
    End of period                                                          $12.73              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     43,998              28,009               N/A

JNL/MCM Small Cap Index Division343

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.27                N/A
    End of period                                                          $13.05              $11.31               N/A
  Accumulation units outstanding
  at the end of period                                                     37,063              26,006               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division363

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.50                N/A
    End of period                                                          $13.46              $11.46               N/A
  Accumulation units outstanding
  at the end of period                                                     30,667              18,842               N/A

JNL/MCM Bond Index Division343

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.98               N/A
    End of period                                                          $11.00              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                      2,356               397                 N/A

JNL/Oppenheimer Global Growth Division387

  Accumulation unit value:
    Beginning of period                                                     $9.66              $7.89                N/A
    End of period                                                          $11.19              $9.66                N/A
  Accumulation units outstanding
  at the end of period                                                     11,814              6,967                N/A

JNL/Oppenheimer Growth Division402

  Accumulation unit value:
    Beginning of period                                                     $7.91              $7.90                N/A
    End of period                                                           $8.10              $7.91                N/A
  Accumulation units outstanding
  at the end of period                                                      8,801              8,354                N/A

JNL/AIM Large Cap Growth Division339

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.90                N/A
    End of period                                                          $11.06              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                     15,628              14,143               N/A

JNL/AIM Small Cap Growth Division335

  Accumulation unit value:
    Beginning of period                                                    $11.24              $9.02                N/A
    End of period                                                          $11.80              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     14,207              13,267               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division415

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.73                N/A
    End of period                                                           $9.15              $9.36                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 190                 N/A

JNL/Select Value Division387

  Accumulation unit value:
    Beginning of period                                                    $14.47              $12.46               N/A
    End of period                                                          $16.32              $14.47               N/A
  Accumulation units outstanding
  at the end of period                                                      4,952              3,841                N/A

JNL/MCM Nasdaq 15 Division NY703

  Accumulation unit value:
    Beginning of period                                                    $10.34               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,707               N/A                 N/A

JNL/MCM Value Line 25 Division NY689

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,806               N/A                 N/A

JNL/MCM VIP Division701

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       392                N/A                 N/A

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     37,661               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division328

  Accumulation unit value:
    Beginning of period                                                    $11.43              $10.37               N/A
    End of period                                                          $12.31              $11.43               N/A
  Accumulation units outstanding
  at the end of period                                                     54,765              48,504               N/A

JNL/S&P Managed Growth Division348

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.56               N/A
    End of period                                                          $12.61              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                     243,138            159,605               N/A

JNL/S&P Managed Aggressive Growth Division358

  Accumulation unit value:
    Beginning of period                                                    $11.19              $9.89                N/A
    End of period                                                          $12.38              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     57,474              13,771               N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I339

  Accumulation unit value:
    Beginning of period                                                    $10.08              $8.69                N/A
    End of period                                                          $10.25              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                15,545               N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division417

  Accumulation unit value:
    Beginning of period                                                     $9.92              $9.02                N/A
    End of period                                                          $10.09              $9.92                N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,278                N/A

JNL/S&P Core Index 100 Division343

  Accumulation unit value:
    Beginning of period                                                    $10.22              $9.30                N/A
    End of period                                                          $10.38              $10.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,287                N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division704

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     64,639               N/A                 N/A

JNL/S&P Managed Moderate Division692

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,378               N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.77% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division617

  Accumulation unit value:
    Beginning of period                                                    $23.36               N/A                 N/A
    End of period                                                          $25.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       705                N/A                 N/A

JNL/FMR Capital Growth Division695

  Accumulation unit value:
    Beginning of period                                                    $18.14               N/A                 N/A
    End of period                                                          $20.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       278                N/A                 N/A

JNL/Select Global Growth Division614

  Accumulation unit value:
    Beginning of period                                                    $20.40               N/A                 N/A
    End of period                                                          $22.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       616                N/A                 N/A

JNL/Alger Growth Division614

  Accumulation unit value:
    Beginning of period                                                    $15.77               N/A                 N/A
    End of period                                                          $16.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,908               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division624

  Accumulation unit value:
    Beginning of period                                                    $15.02               N/A                 N/A
    End of period                                                          $16.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       814                N/A                 N/A

JNL/Eagle SmallCap Equity Division647

  Accumulation unit value:
    Beginning of period                                                    $15.66               N/A                 N/A
    End of period                                                          $18.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,201               N/A                 N/A

JNL/Select Balanced Division584

  Accumulation unit value:
    Beginning of period                                                    $20.19               N/A                 N/A
    End of period                                                          $22.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,905               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division591

  Accumulation unit value:
    Beginning of period                                                    $14.77               N/A                 N/A
    End of period                                                          $15.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division591

  Accumulation unit value:
    Beginning of period                                                    $11.86               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,533               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division672

  Accumulation unit value:
    Beginning of period                                                    $17.65               N/A                 N/A
    End of period                                                          $19.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       58                 N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division689

  Accumulation unit value:
    Beginning of period                                                    $17.64               N/A                 N/A
    End of period                                                          $17.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       270                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division636

  Accumulation unit value:
    Beginning of period                                                    $14.82               N/A                 N/A
    End of period                                                          $15.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,141               N/A                 N/A

JNL/T. Rowe Price Established Growth Division591

  Accumulation unit value:
    Beginning of period                                                    $23.15               N/A                 N/A
    End of period                                                          $24.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,454               N/A                 N/A

JNL/JPMorgan International Equity Division593

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $13.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       341                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division593

  Accumulation unit value:
    Beginning of period                                                    $28.89               N/A                 N/A
    End of period                                                          $32.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,307               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division647

  Accumulation unit value:
    Beginning of period                                                     $8.61               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,823               N/A                 N/A

JNL/PIMCO Total Return Bond Division614

  Accumulation unit value:
    Beginning of period                                                    $13.26               N/A                 N/A
    End of period                                                          $13.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,878               N/A                 N/A

JNL/Lazard Small Cap Value Division714

  Accumulation unit value:
    Beginning of period                                                    $13.99               N/A                 N/A
    End of period                                                          $14.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        5                 N/A                 N/A

JNL/Lazard Mid Cap Value Division624

  Accumulation unit value:
    Beginning of period                                                    $14.50               N/A                 N/A
    End of period                                                          $16.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,606               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.41               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     86,201               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division653

  Accumulation unit value:
    Beginning of period                                                     $7.41               N/A                 N/A
    End of period                                                           $8.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,360               N/A                 N/A

JNL/MCM Technology Sector Division636

  Accumulation unit value:
    Beginning of period                                                     $4.79               N/A                 N/A
    End of period                                                           $5.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       160                N/A                 N/A

JNL/MCM Healthcare Sector Division614

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       886                N/A                 N/A

JNL/MCM Financial Sector Division636

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $11.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       30                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division714

  Accumulation unit value:
    Beginning of period                                                    $17.52               N/A                 N/A
    End of period                                                          $17.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        4                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I584

  Accumulation unit value:
    Beginning of period                                                    $12.89               N/A                 N/A
    End of period                                                          $13.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,983               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I606

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $13.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,494               N/A                 N/A

JNL/MCM Global 15 Division NY I584

  Accumulation unit value:
    Beginning of period                                                    $12.29               N/A                 N/A
    End of period                                                          $15.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,800               N/A                 N/A

JNL/MCM 25 Division NY I633

  Accumulation unit value:
    Beginning of period                                                    $14.08               N/A                 N/A
    End of period                                                          $15.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,724               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I640

  Accumulation unit value:
    Beginning of period                                                    $13.01               N/A                 N/A
    End of period                                                          $17.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,789               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division672

  Accumulation unit value:
    Beginning of period                                                     $6.55               N/A                 N/A
    End of period                                                           $7.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       157                N/A                 N/A

JNL/FMR Balanced Division584

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,985               N/A                 N/A

JNL/T. Rowe Price Value Division591

  Accumulation unit value:
    Beginning of period                                                    $11.66               N/A                 N/A
    End of period                                                          $12.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,685               N/A                 N/A

JNL/MCM S&P 500 Index Division584

  Accumulation unit value:
    Beginning of period                                                     $9.42               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,079               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division637

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,462               N/A                 N/A

JNL/MCM Small Cap Index Division636

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $13.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,074               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division638

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $13.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,996               N/A                 N/A

JNL/MCM Bond Index Division643

  Accumulation unit value:
    Beginning of period                                                    $10.90               N/A                 N/A
    End of period                                                          $10.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,257               N/A                 N/A

JNL/Oppenheimer Global Growth Division591

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,244               N/A                 N/A

JNL/Oppenheimer Growth Division593

  Accumulation unit value:
    Beginning of period                                                     $8.03               N/A                 N/A
    End of period                                                           $8.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       619                N/A                 N/A

JNL/AIM Large Cap Growth Division614

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,872               N/A                 N/A

JNL/AIM Small Cap Growth Division620

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,478               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division620

  Accumulation unit value:
    Beginning of period                                                    $14.69               N/A                 N/A
    End of period                                                          $16.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,085               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY693

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       169                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division709

  Accumulation unit value:
    Beginning of period                                                    $10.40               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,926               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division591

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,634               N/A                 N/A

JNL/S&P Managed Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $12.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,686               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $11.25               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     71,334               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I614

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $11.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I594

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $10.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I620

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division654

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division584

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division635

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division716

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,014               N/A                 N/A

JNL/S&P Managed Moderate Division679

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,142               N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.795% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division350

  Accumulation unit value:
    Beginning of period                                                    $22.92              $20.77               N/A
    End of period                                                          $25.14              $22.92               N/A
  Accumulation units outstanding
  at the end of period                                                       399                357                 N/A

JNL/FMR Capital Growth Division309

  Accumulation unit value:
    Beginning of period                                                    $17.45              $13.54               N/A
    End of period                                                          $20.22              $17.45               N/A
  Accumulation units outstanding
  at the end of period                                                       452                453                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division334

  Accumulation unit value:
    Beginning of period                                                    $16.31              $13.48               N/A
    End of period                                                          $16.83              $16.31               N/A
  Accumulation units outstanding
  at the end of period                                                      9,248              7,974                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division326

  Accumulation unit value:
    Beginning of period                                                    $15.93              $13.92               N/A
    End of period                                                          $16.63              $15.93               N/A
  Accumulation units outstanding
  at the end of period                                                     13,400              14,615               N/A

JNL/Eagle SmallCap Equity Division422

  Accumulation unit value:
    Beginning of period                                                    $16.25              $15.17               N/A
    End of period                                                          $18.96              $16.25               N/A
  Accumulation units outstanding
  at the end of period                                                       928                 7                  N/A

JNL/Select Balanced Division309

  Accumulation unit value:
    Beginning of period                                                    $20.36              $17.05               N/A
    End of period                                                          $22.17              $20.36               N/A
  Accumulation units outstanding
  at the end of period                                                     10,089              10,602               N/A

JNL/Putnam Equity Division309

  Accumulation unit value:
    Beginning of period                                                    $17.51              $14.03               N/A
    End of period                                                          $19.44              $17.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division307

  Accumulation unit value:
    Beginning of period                                                    $14.98              $13.55               N/A
    End of period                                                          $15.45              $14.98               N/A
  Accumulation units outstanding
  at the end of period                                                        -                45,239               N/A

JNL/Select Money Market Division315

  Accumulation unit value:
    Beginning of period                                                    $11.90              $12.01               N/A
    End of period                                                          $11.78              $11.90               N/A
  Accumulation units outstanding
  at the end of period                                                      8,354              4,853                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division309

  Accumulation unit value:
    Beginning of period                                                    $17.70              $14.22               N/A
    End of period                                                          $19.09              $17.70               N/A
  Accumulation units outstanding
  at the end of period                                                      5,953              6,369                N/A

JNL/Salomon Brothers Strategic Bond Division317

  Accumulation unit value:
    Beginning of period                                                    $17.09              $16.26               N/A
    End of period                                                          $17.94              $17.09               N/A
  Accumulation units outstanding
  at the end of period                                                      9,254              10,695               N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division255

  Accumulation unit value:
    Beginning of period                                                    $14.71              $14.73               N/A
    End of period                                                          $15.00              $14.71               N/A
  Accumulation units outstanding
  at the end of period                                                      6,403              6,931                N/A

JNL/T. Rowe Price Established Growth Division328

  Accumulation unit value:
    Beginning of period                                                    $23.00              $19.47               N/A
    End of period                                                          $24.83              $23.00               N/A
  Accumulation units outstanding
  at the end of period                                                     10,825              11,333               N/A

JNL/JPMorgan International Equity Division334

  Accumulation unit value:
    Beginning of period                                                    $11.36              $9.26                N/A
    End of period                                                          $12.98              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                      2,143               352                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division334

  Accumulation unit value:
    Beginning of period                                                    $27.79              $22.35               N/A
    End of period                                                          $32.22              $27.79               N/A
  Accumulation units outstanding
  at the end of period                                                      5,536              6,035                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division334

  Accumulation unit value:
    Beginning of period                                                     $9.26              $8.07                N/A
    End of period                                                           $9.66              $9.26                N/A
  Accumulation units outstanding
  at the end of period                                                       702                431                 N/A

JNL/JPMorgan International Value Division353

  Accumulation unit value:
    Beginning of period                                                     $8.48              $6.87                N/A
    End of period                                                          $10.21              $8.48                N/A
  Accumulation units outstanding
  at the end of period                                                      4,993              1,943                N/A

JNL/PIMCO Total Return Bond Division230

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.88             $12.70
    End of period                                                          $13.60              $13.25             $12.88
  Accumulation units outstanding
  at the end of period                                                     52,120              49,150               481

JNL/Lazard Small Cap Value Division334

  Accumulation unit value:
    Beginning of period                                                    $12.57              $9.77                N/A
    End of period                                                          $14.24              $12.57               N/A
  Accumulation units outstanding
  at the end of period                                                     10,636              12,058               N/A

JNL/Lazard Mid Cap Value Division336

  Accumulation unit value:
    Beginning of period                                                    $13.73              $11.45               N/A
    End of period                                                          $16.82              $13.73               N/A
  Accumulation units outstanding
  at the end of period                                                      7,826              9,088                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.39               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     52,719               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division358

  Accumulation unit value:
    Beginning of period                                                     $7.45              $6.53                N/A
    End of period                                                           $8.14              $7.45                N/A
  Accumulation units outstanding
  at the end of period                                                      2,103              1,220                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.21               N/A
    End of period                                                          $10.58              $10.41               N/A
  Accumulation units outstanding
  at the end of period                                                        9                1,262                N/A

JNL/MCM Financial Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.46               N/A
    End of period                                                          $11.90              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 986                 N/A

JNL/MCM Oil & Gas Sector Division507

  Accumulation unit value:
    Beginning of period                                                    $13.29               N/A                 N/A
    End of period                                                          $16.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       11                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I298

  Accumulation unit value:
    Beginning of period                                                    $13.78              $9.73                N/A
    End of period                                                          $13.94              $13.78               N/A
  Accumulation units outstanding
  at the end of period                                                     95,035              98,079               N/A

JNL/MCM The S&P(R) 10 Division NY I298

  Accumulation unit value:
    Beginning of period                                                    $11.24              $9.36                N/A
    End of period                                                          $13.03              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     88,093             173,129               N/A

JNL/MCM Global 15 Division NY I309

  Accumulation unit value:
    Beginning of period                                                    $12.34              $8.82                N/A
    End of period                                                          $15.41              $12.34               N/A
  Accumulation units outstanding
  at the end of period                                                     28,609              3,143                N/A

JNL/MCM 25 Division NY I298

  Accumulation unit value:
    Beginning of period                                                    $13.31              $9.25                N/A
    End of period                                                          $15.94              $13.31               N/A
  Accumulation units outstanding
  at the end of period                                                     71,748             115,991               N/A

JNL/MCM Select Small-Cap Division NY I298

  Accumulation unit value:
    Beginning of period                                                    $15.70              $10.62               N/A
    End of period                                                          $17.30              $15.70               N/A
  Accumulation units outstanding
  at the end of period                                                     40,269              75,226               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division342

  Accumulation unit value:
    Beginning of period                                                     $6.39              $5.68                N/A
    End of period                                                           $7.44              $6.39                N/A
  Accumulation units outstanding
  at the end of period                                                      1,887              1,755                N/A

JNL/FMR Balanced Division313

  Accumulation unit value:
    Beginning of period                                                     $9.31              $8.52                N/A
    End of period                                                          $10.01              $9.31                N/A
  Accumulation units outstanding
  at the end of period                                                     29,646              27,592               N/A

JNL/T. Rowe Price Value Division256

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.97                N/A
    End of period                                                          $12.98              $11.47               N/A
  Accumulation units outstanding
  at the end of period                                                     18,187              25,104               N/A

JNL/MCM S&P 500 Index Division309

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.74                N/A
    End of period                                                          $10.39              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                     54,779              48,171               N/A

JNL/MCM S&P 400 MidCap Index Division309

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.25                N/A
    End of period                                                          $12.71              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                     17,770              12,046               N/A

JNL/MCM Small Cap Index Division309

  Accumulation unit value:
    Beginning of period                                                    $11.30              $7.78                N/A
    End of period                                                          $13.03              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     20,413              15,967               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division336

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.94                N/A
    End of period                                                          $13.46              $11.47               N/A
  Accumulation units outstanding
  at the end of period                                                      2,343              1,906                N/A

JNL/MCM Bond Index Division354

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.98               N/A
    End of period                                                          $10.98              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                       835               7,501                N/A

JNL/Oppenheimer Global Growth Division328

  Accumulation unit value:
    Beginning of period                                                     $9.65              $7.26                N/A
    End of period                                                          $11.17              $9.65                N/A
  Accumulation units outstanding
  at the end of period                                                     17,621              18,112               N/A

JNL/Oppenheimer Growth Division329

  Accumulation unit value:
    Beginning of period                                                     $7.90              $7.19                N/A
    End of period                                                           $8.09              $7.90                N/A
  Accumulation units outstanding
  at the end of period                                                      2,825              2,379                N/A

JNL/AIM Large Cap Growth Division312

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.31                N/A
    End of period                                                          $11.05              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                     17,449              17,518               N/A

JNL/AIM Small Cap Growth Division309

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.09                N/A
    End of period                                                          $11.78              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                      3,302              4,873                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division429

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.87                N/A
    End of period                                                           $9.14              $9.36                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Value Division339

  Accumulation unit value:
    Beginning of period                                                    $14.47              $12.28               N/A
    End of period                                                          $16.31              $14.47               N/A
  Accumulation units outstanding
  at the end of period                                                     12,460              7,453                N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY717

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     206,301              N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division721

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       373                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division299

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.73                N/A
    End of period                                                          $12.27              $11.41               N/A
  Accumulation units outstanding
  at the end of period                                                     53,988              49,996               N/A

JNL/S&P Managed Growth Division230

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.61               $9.75
    End of period                                                          $12.57              $11.49              $9.61
  Accumulation units outstanding
  at the end of period                                                     111,170            121,228              1,044

JNL/S&P Managed Aggressive Growth Division307

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.80                N/A
    End of period                                                          $12.35              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                     293,194             23,221               N/A

JNL/S&P Very Aggressive Growth Division I504

  Accumulation unit value:
    Beginning of period                                                    $11.00               N/A                 N/A
    End of period                                                          $10.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I307

  Accumulation unit value:
    Beginning of period                                                    $10.06              $7.69                N/A
    End of period                                                          $10.22              $10.06               N/A
  Accumulation units outstanding
  at the end of period                                                        -               271,060               N/A

JNL/S&P Equity Aggressive Growth Division I504

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division390

  Accumulation unit value:
    Beginning of period                                                     $9.91              $8.77                N/A
    End of period                                                          $10.08              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 327                 N/A

JNL/S&P Core Index 100 Division320

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.74                N/A
    End of period                                                          $10.37              $10.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,618                N/A

JNL/S&P Core Index 75 Division309

  Accumulation unit value:
    Beginning of period                                                    $10.07              $8.14                N/A
    End of period                                                          $10.26              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,185                N/A

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.80% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division537

  Accumulation unit value:
    Beginning of period                                                    $23.48               N/A                 N/A
    End of period                                                          $25.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,352               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division660

  Accumulation unit value:
    Beginning of period                                                    $19.87               N/A                 N/A
    End of period                                                          $22.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Alger Growth Division646

  Accumulation unit value:
    Beginning of period                                                    $14.86               N/A                 N/A
    End of period                                                          $16.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       110                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division466

  Accumulation unit value:
    Beginning of period                                                    $15.92              $13.81               N/A
    End of period                                                          $16.63              $15.92               N/A
  Accumulation units outstanding
  at the end of period                                                       612                 -                  N/A

JNL/Eagle SmallCap Equity Division458

  Accumulation unit value:
    Beginning of period                                                    $16.23              $15.81               N/A
    End of period                                                          $18.94              $16.23               N/A
  Accumulation units outstanding
  at the end of period                                                       93                  -                  N/A

JNL/Select Balanced Division373

  Accumulation unit value:
    Beginning of period                                                    $20.35              $18.48               N/A
    End of period                                                          $22.16              $20.35               N/A
  Accumulation units outstanding
  at the end of period                                                      2,239               121                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division403

  Accumulation unit value:
    Beginning of period                                                    $14.98              $12.39               N/A
    End of period                                                          $15.44              $14.98               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 162                 N/A

JNL/Select Money Market Division349

  Accumulation unit value:
    Beginning of period                                                    $11.89              $11.99               N/A
    End of period                                                          $11.77              $11.89               N/A
  Accumulation units outstanding
  at the end of period                                                     13,485                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division422

  Accumulation unit value:
    Beginning of period                                                    $17.70              $13.75               N/A
    End of period                                                          $19.08              $17.70               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers Strategic Bond Division464

  Accumulation unit value:
    Beginning of period                                                    $17.07              $16.82               N/A
    End of period                                                          $17.92              $17.07               N/A
  Accumulation units outstanding
  at the end of period                                                      1,295               141                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division403

  Accumulation unit value:
    Beginning of period                                                    $14.70              $14.58               N/A
    End of period                                                          $14.99              $14.70               N/A
  Accumulation units outstanding
  at the end of period                                                       181                 -                  N/A

JNL/T. Rowe Price Established Growth Division531

  Accumulation unit value:
    Beginning of period                                                    $23.58               N/A                 N/A
    End of period                                                          $24.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       683                N/A                 N/A

JNL/JPMorgan International Equity Division403

  Accumulation unit value:
    Beginning of period                                                    $11.35              $9.20                N/A
    End of period                                                          $12.97              $11.35               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Mid-Cap Growth Division458

  Accumulation unit value:
    Beginning of period                                                    $27.78              $26.42               N/A
    End of period                                                          $32.22              $27.78               N/A
  Accumulation units outstanding
  at the end of period                                                     18,251                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division458

  Accumulation unit value:
    Beginning of period                                                     $9.25              $8.83                N/A
    End of period                                                           $9.66              $9.25                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division403

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.60               N/A
    End of period                                                          $13.59              $13.25               N/A
  Accumulation units outstanding
  at the end of period                                                     96,069               803                 N/A

JNL/Lazard Small Cap Value Division466

  Accumulation unit value:
    Beginning of period                                                    $12.57              $9.88                N/A
    End of period                                                          $14.24              $12.57               N/A
  Accumulation units outstanding
  at the end of period                                                       229                 -                  N/A

JNL/Lazard Mid Cap Value Division506

  Accumulation unit value:
    Beginning of period                                                    $14.21               N/A                 N/A
    End of period                                                          $16.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,001               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.38               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,320               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division422

  Accumulation unit value:
    Beginning of period                                                     $7.45              $5.65                N/A
    End of period                                                           $8.15              $7.45                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Technology Sector Division551

  Accumulation unit value:
    Beginning of period                                                     $5.75               N/A                 N/A
    End of period                                                           $5.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       364                N/A                 N/A

JNL/MCM Healthcare Sector Division538

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,064               N/A                 N/A

JNL/MCM Financial Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,298               N/A                 N/A

JNL/MCM Oil & Gas Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $14.38               N/A                 N/A
    End of period                                                          $17.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       601                N/A                 N/A

JNL/MCM Consumer Brands Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,551               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division538

  Accumulation unit value:
    Beginning of period                                                     $4.12               N/A                 N/A
    End of period                                                           $4.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,678               N/A                 N/A

JNL/MCM The DowSM 10 Division NY I469

  Accumulation unit value:
    Beginning of period                                                    $13.79              $11.32               N/A
    End of period                                                          $13.95              $13.79               N/A
  Accumulation units outstanding
  at the end of period                                                     20,511               188                 N/A

JNL/MCM The S&P(R) 10 Division NY I464

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.69               N/A
    End of period                                                          $13.02              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     11,542               223                 N/A

JNL/MCM Global 15 Division NY I469

  Accumulation unit value:
    Beginning of period                                                    $12.35              $10.19               N/A
    End of period                                                          $15.42              $12.35               N/A
  Accumulation units outstanding
  at the end of period                                                      9,313                -                  N/A

JNL/MCM 25 Division NY I469

  Accumulation unit value:
    Beginning of period                                                    $13.32              $10.51               N/A
    End of period                                                          $15.95              $13.32               N/A
  Accumulation units outstanding
  at the end of period                                                     14,677               195                 N/A

JNL/MCM Select Small-Cap Division NY I449

  Accumulation unit value:
    Beginning of period                                                    $15.70              $15.59               N/A
    End of period                                                          $17.30              $15.70               N/A
  Accumulation units outstanding
  at the end of period                                                      5,024                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division466

  Accumulation unit value:
    Beginning of period                                                     $6.38              $5.25                N/A
    End of period                                                           $7.44              $6.38                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/FMR Balanced Division403

  Accumulation unit value:
    Beginning of period                                                     $9.31              $8.36                N/A
    End of period                                                          $10.01              $9.31                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Value Division403

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.88                N/A
    End of period                                                          $12.97              $11.47               N/A
  Accumulation units outstanding
  at the end of period                                                     44,186                -                  N/A

JNL/MCM S&P 500 Index Division446

  Accumulation unit value:
    Beginning of period                                                     $9.61              $9.16                N/A
    End of period                                                          $10.39              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                     20,242              3,386                N/A

JNL/MCM S&P 400 MidCap Index Division373

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.61                N/A
    End of period                                                          $12.71              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                      9,992                -                  N/A

JNL/MCM Small Cap Index Division373

  Accumulation unit value:
    Beginning of period                                                    $11.30              $9.47                N/A
    End of period                                                          $13.03              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                      9,671                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division502

  Accumulation unit value:
    Beginning of period                                                    $11.87               N/A                 N/A
    End of period                                                          $13.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,437               N/A                 N/A

JNL/MCM Bond Index Division466

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.48               N/A
    End of period                                                          $10.98              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      6,659                -                  N/A

JNL/Oppenheimer Global Growth Division422

  Accumulation unit value:
    Beginning of period                                                     $9.66              $6.92                N/A
    End of period                                                          $11.18              $9.66                N/A
  Accumulation units outstanding
  at the end of period                                                       984                 -                  N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division549

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       542                N/A                 N/A

JNL/AIM Small Cap Growth Division373

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.80                N/A
    End of period                                                          $11.78              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                       255                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division373

  Accumulation unit value:
    Beginning of period                                                     $9.35              $8.40                N/A
    End of period                                                           $9.14              $9.35                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Value Division373

  Accumulation unit value:
    Beginning of period                                                    $14.46              $12.41               N/A
    End of period                                                          $16.30              $14.46               N/A
  Accumulation units outstanding
  at the end of period                                                      2,290                -                  N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division401

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.92                N/A
    End of period                                                          $12.27              $11.40               N/A
  Accumulation units outstanding
  at the end of period                                                     15,558                -                  N/A

JNL/S&P Managed Growth Division404

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.55                N/A
    End of period                                                          $12.57              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                     30,452                -                  N/A

JNL/S&P Managed Aggressive Growth Division388

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.98                N/A
    End of period                                                          $12.34              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                     18,301                -                  N/A

JNL/S&P Very Aggressive Growth Division I646

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I425

  Accumulation unit value:
    Beginning of period                                                    $10.05              $7.23                N/A
    End of period                                                          $10.21              $10.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                4,178                N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division502

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division449

  Accumulation unit value:
    Beginning of period                                                    $10.21              $9.82                N/A
    End of period                                                          $10.37              $10.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,046                N/A

JNL/S&P Core Index 75 Division502

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division735

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       69                 N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.82% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division344

  Accumulation unit value:
    Beginning of period                                                    $16.28              $14.14               N/A
    End of period                                                          $16.79              $16.28               N/A
  Accumulation units outstanding
  at the end of period                                                       463                494                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division234

  Accumulation unit value:
    Beginning of period                                                    $15.90              $13.00             $13.83
    End of period                                                          $16.60              $15.90             $13.00
  Accumulation units outstanding
  at the end of period                                                       213                209                 138

JNL/Eagle SmallCap Equity Division469

  Accumulation unit value:
    Beginning of period                                                    $16.20              $15.85               N/A
    End of period                                                          $18.90              $16.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  47                 N/A

JNL/Select Balanced Division234

  Accumulation unit value:
    Beginning of period                                                    $20.31              $17.01             $17.32
    End of period                                                          $22.11              $20.31             $17.01
  Accumulation units outstanding
  at the end of period                                                       711                691                 511

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division227

  Accumulation unit value:
    Beginning of period                                                    $14.95              $12.83             $12.57
    End of period                                                          $15.41              $14.95             $12.83
  Accumulation units outstanding
  at the end of period                                                        -                14,966              5,521

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division216

  Accumulation unit value:
    Beginning of period                                                    $17.67              $14.44             $14.19
    End of period                                                          $19.04              $17.67             $14.44
  Accumulation units outstanding
  at the end of period                                                       750                751                 751

JNL/Salomon Brothers Strategic Bond Division344

  Accumulation unit value:
    Beginning of period                                                    $17.04              $16.80               N/A
    End of period                                                          $17.89              $17.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 416                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division199

  Accumulation unit value:
    Beginning of period                                                    $14.68              $14.77             $14.70
    End of period                                                          $14.97              $14.68             $14.77
  Accumulation units outstanding
  at the end of period                                                     13,359              17,279             28,375

JNL/T. Rowe Price Established Growth Division469

  Accumulation unit value:
    Beginning of period                                                    $22.95              $21.88               N/A
    End of period                                                          $24.76              $22.95               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  34                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division234

  Accumulation unit value:
    Beginning of period                                                    $27.74              $20.38             $21.51
    End of period                                                          $32.15              $27.74             $20.38
  Accumulation units outstanding
  at the end of period                                                       370                417                 59






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division344

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.38                N/A
    End of period                                                           $9.65              $9.24                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 833                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division227

  Accumulation unit value:
    Beginning of period                                                    $13.23              $12.86             $12.65
    End of period                                                          $13.57              $13.23             $12.86
  Accumulation units outstanding
  at the end of period                                                      4,866              9,667               4,912

JNL/Lazard Small Cap Value Division469

  Accumulation unit value:
    Beginning of period                                                    $12.55              $12.19               N/A
    End of period                                                          $14.22              $12.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  61                 N/A

JNL/Lazard Mid Cap Value Division216

  Accumulation unit value:
    Beginning of period                                                    $13.68              $10.81             $10.55
    End of period                                                          $16.76              $13.68             $10.81
  Accumulation units outstanding
  at the end of period                                                       672                673                 673

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.37               N/A                 N/A
    End of period                                                          $12.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,950               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division499

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $10.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       837                N/A                 N/A

JNL/T. Rowe Price Value Division234

  Accumulation unit value:
    Beginning of period                                                    $11.46              $8.98               $9.48
    End of period                                                          $12.96              $11.46              $8.98
  Accumulation units outstanding
  at the end of period                                                       392                449                 267

JNL/MCM S&P 500 Index Division440

  Accumulation unit value:
    Beginning of period                                                     $9.61              $8.90                N/A
    End of period                                                          $10.38              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                     22,788              21,112               N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division250

  Accumulation unit value:
    Beginning of period                                                     $9.64              $7.07                N/A
    End of period                                                          $11.16              $9.64                N/A
  Accumulation units outstanding
  at the end of period                                                      1,552              1,518                N/A

JNL/Oppenheimer Growth Division250

  Accumulation unit value:
    Beginning of period                                                     $7.89              $7.03                N/A
    End of period                                                           $8.08              $7.89                N/A
  Accumulation units outstanding
  at the end of period                                                      1,466              1,423                N/A

JNL/AIM Large Cap Growth Division499

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       752                N/A                 N/A

JNL/AIM Small Cap Growth Division469

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.91               N/A
    End of period                                                          $11.77              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  68                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division277

  Accumulation unit value:
    Beginning of period                                                    $14.45              $10.24               N/A
    End of period                                                          $16.30              $14.45               N/A
  Accumulation units outstanding
  at the end of period                                                       31                  31                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division241

  Accumulation unit value:
    Beginning of period                                                    $11.39              $9.85               $9.96
    End of period                                                          $12.25              $11.39              $9.85
  Accumulation units outstanding
  at the end of period                                                     96,097              5,888                227

JNL/S&P Managed Growth Division175

  Accumulation unit value:
    Beginning of period                                                    $11.47              $9.60               $9.93
    End of period                                                          $12.55              $11.47              $9.60
  Accumulation units outstanding
  at the end of period                                                      3,099              1,234                624

JNL/S&P Managed Aggressive Growth Division247

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.95               $8.93
    End of period                                                          $12.33              $11.15              $8.95
  Accumulation units outstanding
  at the end of period                                                     13,147              1,477               1,210

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I179

  Accumulation unit value:
    Beginning of period                                                    $10.04              $7.89               $7.91
    End of period                                                          $10.20              $10.04              $7.89
  Accumulation units outstanding
  at the end of period                                                        -                 551                 554

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division264

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.38                N/A
    End of period                                                          $10.07              $9.90                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  44                 N/A

JNL/S&P Core Index 100 Division216

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.51               $8.45
    End of period                                                          $10.36              $10.20              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                2,102               2,103

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.85% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division431

  Accumulation unit value:
    Beginning of period                                                    $16.24              $15.50               N/A
    End of period                                                          $16.74              $16.24               N/A
  Accumulation units outstanding
  at the end of period                                                      1,922               878                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division431

  Accumulation unit value:
    Beginning of period                                                    $15.86              $14.98               N/A
    End of period                                                          $16.56              $15.86               N/A
  Accumulation units outstanding
  at the end of period                                                      5,651              2,630                N/A

JNL/Eagle SmallCap Equity Division442

  Accumulation unit value:
    Beginning of period                                                    $16.17              $15.65               N/A
    End of period                                                          $18.86              $16.17               N/A
  Accumulation units outstanding
  at the end of period                                                      1,778               364                 N/A

JNL/Select Balanced Division431

  Accumulation unit value:
    Beginning of period                                                    $20.26              $19.16               N/A
    End of period                                                          $22.05              $20.26               N/A
  Accumulation units outstanding
  at the end of period                                                     15,880               733                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division431

  Accumulation unit value:
    Beginning of period                                                    $14.91              $14.38               N/A
    End of period                                                          $15.37              $14.91               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 984                 N/A

JNL/Select Money Market Division551

  Accumulation unit value:
    Beginning of period                                                    $11.80               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,670               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division431

  Accumulation unit value:
    Beginning of period                                                    $17.62              $16.51               N/A
    End of period                                                          $18.99              $17.62               N/A
  Accumulation units outstanding
  at the end of period                                                      2,120              1,163                N/A

JNL/Salomon Brothers Strategic Bond Division445

  Accumulation unit value:
    Beginning of period                                                    $17.00              $16.67               N/A
    End of period                                                          $17.84              $17.00               N/A
  Accumulation units outstanding
  at the end of period                                                      9,922               290                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division445

  Accumulation unit value:
    Beginning of period                                                    $14.64              $14.52               N/A
    End of period                                                          $14.92              $14.64               N/A
  Accumulation units outstanding
  at the end of period                                                      9,779              2,336                N/A

JNL/T. Rowe Price Established Growth Division431

  Accumulation unit value:
    Beginning of period                                                    $22.89              $21.65               N/A
    End of period                                                          $24.69              $22.89               N/A
  Accumulation units outstanding
  at the end of period                                                      9,051              1,116                N/A

JNL/JPMorgan International Equity Division442

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.50               N/A
    End of period                                                          $12.91              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                       866                830                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division431

  Accumulation unit value:
    Beginning of period                                                    $27.67              $26.18               N/A
    End of period                                                          $32.06              $27.67               N/A
  Accumulation units outstanding
  at the end of period                                                      4,340               587                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division442

  Accumulation unit value:
    Beginning of period                                                     $9.23              $9.01                N/A
    End of period                                                           $9.63              $9.23                N/A
  Accumulation units outstanding
  at the end of period                                                      2,106              1,155                N/A

JNL/JPMorgan International Value Division461

  Accumulation unit value:
    Beginning of period                                                     $8.44              $7.68                N/A
    End of period                                                          $10.15              $8.44                N/A
  Accumulation units outstanding
  at the end of period                                                      8,168               130                 N/A

JNL/PIMCO Total Return Bond Division431

  Accumulation unit value:
    Beginning of period                                                    $13.21              $13.12               N/A
    End of period                                                          $13.54              $13.21               N/A
  Accumulation units outstanding
  at the end of period                                                     16,195              2,193                N/A

JNL/Lazard Small Cap Value Division431

  Accumulation unit value:
    Beginning of period                                                    $12.53              $11.63               N/A
    End of period                                                          $14.19              $12.53               N/A
  Accumulation units outstanding
  at the end of period                                                      6,151               988                 N/A

JNL/Lazard Mid Cap Value Division431

  Accumulation unit value:
    Beginning of period                                                    $13.66              $12.98               N/A
    End of period                                                          $16.72              $13.66               N/A
  Accumulation units outstanding
  at the end of period                                                      5,447              2,184                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.34               N/A                 N/A
    End of period                                                          $12.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,909               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division500

  Accumulation unit value:
    Beginning of period                                                     $7.63               N/A                 N/A
    End of period                                                           $8.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,119               N/A                 N/A

JNL/MCM Technology Sector Division509

  Accumulation unit value:
    Beginning of period                                                     $5.69               N/A                 N/A
    End of period                                                           $5.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,429               N/A                 N/A

JNL/MCM Healthcare Sector Division596

  Accumulation unit value:
    Beginning of period                                                    $10.66               N/A                 N/A
    End of period                                                          $10.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,201               N/A                 N/A

JNL/MCM Financial Sector Division541

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $11.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       320                N/A                 N/A

JNL/MCM Oil & Gas Sector Division596

  Accumulation unit value:
    Beginning of period                                                    $13.91               N/A                 N/A
    End of period                                                          $17.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       38                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division596

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       134                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I441

  Accumulation unit value:
    Beginning of period                                                    $13.77              $12.14               N/A
    End of period                                                          $13.93              $13.77               N/A
  Accumulation units outstanding
  at the end of period                                                      7,423              1,462                N/A

JNL/MCM The S&P(R) 10 Division NY I431

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.30               N/A
    End of period                                                          $13.01              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                      8,860              3,472                N/A

JNL/MCM Global 15 Division NY I441

  Accumulation unit value:
    Beginning of period                                                    $12.33              $11.85               N/A
    End of period                                                          $15.39              $12.33               N/A
  Accumulation units outstanding
  at the end of period                                                      8,961              2,617                N/A

JNL/MCM 25 Division NY I441

  Accumulation unit value:
    Beginning of period                                                    $13.30              $11.58               N/A
    End of period                                                          $15.92              $13.30               N/A
  Accumulation units outstanding
  at the end of period                                                      6,968              1,517                N/A

JNL/MCM Select Small-Cap Division NY I441

  Accumulation unit value:
    Beginning of period                                                    $15.69              $14.77               N/A
    End of period                                                          $17.28              $15.69               N/A
  Accumulation units outstanding
  at the end of period                                                      4,817              1,981                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division441

  Accumulation unit value:
    Beginning of period                                                     $6.37              $6.19                N/A
    End of period                                                           $7.42              $6.37                N/A
  Accumulation units outstanding
  at the end of period                                                      1,293               318                 N/A

JNL/FMR Balanced Division431

  Accumulation unit value:
    Beginning of period                                                     $9.29              $8.97                N/A
    End of period                                                           $9.98              $9.29                N/A
  Accumulation units outstanding
  at the end of period                                                     16,060              1,289                N/A

JNL/T. Rowe Price Value Division431

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.57               N/A
    End of period                                                          $12.94              $11.44               N/A
  Accumulation units outstanding
  at the end of period                                                     21,463              3,430                N/A

JNL/MCM S&P 500 Index Division440

  Accumulation unit value:
    Beginning of period                                                     $9.60              $8.89                N/A
    End of period                                                          $10.37              $9.60                N/A
  Accumulation units outstanding
  at the end of period                                                     19,999              5,109                N/A

JNL/MCM S&P 400 MidCap Index Division431

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.57               N/A
    End of period                                                          $12.69              $11.17               N/A
  Accumulation units outstanding
  at the end of period                                                      6,289               461                 N/A

JNL/MCM Small Cap Index Division440

  Accumulation unit value:
    Beginning of period                                                    $11.29              $10.29               N/A
    End of period                                                          $13.01              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                      7,329              1,701                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division464

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.65               N/A
    End of period                                                          $13.42              $11.44               N/A
  Accumulation units outstanding
  at the end of period                                                      5,312               742                 N/A

JNL/MCM Bond Index Division440

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.71               N/A
    End of period                                                          $10.97              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     14,505              3,172                N/A

JNL/Oppenheimer Global Growth Division431

  Accumulation unit value:
    Beginning of period                                                     $9.63              $8.94                N/A
    End of period                                                          $11.15              $9.63                N/A
  Accumulation units outstanding
  at the end of period                                                     11,208              1,819                N/A

JNL/Oppenheimer Growth Division441

  Accumulation unit value:
    Beginning of period                                                     $7.89              $7.76                N/A
    End of period                                                           $8.07              $7.89                N/A
  Accumulation units outstanding
  at the end of period                                                      2,656               601                 N/A

JNL/AIM Large Cap Growth Division431

  Accumulation unit value:
    Beginning of period                                                    $10.21              $9.89                N/A
    End of period                                                          $11.03              $10.21               N/A
  Accumulation units outstanding
  at the end of period                                                      6,423              2,455                N/A

JNL/AIM Small Cap Growth Division431

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.92               N/A
    End of period                                                          $11.76              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                      3,173              1,785                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division441

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.83                N/A
    End of period                                                           $9.13              $9.34                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 356                 N/A

JNL/Select Value Division431

  Accumulation unit value:
    Beginning of period                                                    $14.45              $13.25               N/A
    End of period                                                          $16.28              $14.45               N/A
  Accumulation units outstanding
  at the end of period                                                      5,544              1,771                N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY716

  Accumulation unit value:
    Beginning of period                                                    $11.05               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,651               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division713

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,367               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division474

  Accumulation unit value:
    Beginning of period                                                    $11.37              $11.13               N/A
    End of period                                                          $12.23              $11.37               N/A
  Accumulation units outstanding
  at the end of period                                                     39,271              5,518                N/A

JNL/S&P Managed Growth Division461

  Accumulation unit value:
    Beginning of period                                                    $11.45              $10.98               N/A
    End of period                                                          $12.53              $11.45               N/A
  Accumulation units outstanding
  at the end of period                                                     51,129              6,372                N/A

JNL/S&P Managed Aggressive Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.70               N/A
    End of period                                                          $12.30              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                     50,862              19,026               N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I509

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I500

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division500

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division549

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.895% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division562

  Accumulation unit value:
    Beginning of period                                                    $15.82               N/A                 N/A
    End of period                                                          $16.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       19                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division562

  Accumulation unit value:
    Beginning of period                                                    $20.42               N/A                 N/A
    End of period                                                          $21.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       12                 N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division562

  Accumulation unit value:
    Beginning of period                                                    $14.90               N/A                 N/A
    End of period                                                          $15.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division562

  Accumulation unit value:
    Beginning of period                                                    $16.86               N/A                 N/A
    End of period                                                          $17.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       22                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division562

  Accumulation unit value:
    Beginning of period                                                    $14.47               N/A                 N/A
    End of period                                                          $14.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        8                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division562

  Accumulation unit value:
    Beginning of period                                                    $23.05               N/A                 N/A
    End of period                                                          $24.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       11                 N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division562

  Accumulation unit value:
    Beginning of period                                                    $13.14               N/A                 N/A
    End of period                                                          $13.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       30                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division562

  Accumulation unit value:
    Beginning of period                                                    $14.51               N/A                 N/A
    End of period                                                          $16.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        4                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.31               N/A                 N/A
    End of period                                                          $12.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       25                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division521

  Accumulation unit value:
    Beginning of period                                                     $7.57               N/A                 N/A
    End of period                                                           $8.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,324               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I480

  Accumulation unit value:
    Beginning of period                                                    $13.76              $13.58               N/A
    End of period                                                          $13.91              $13.76               N/A
  Accumulation units outstanding
  at the end of period                                                      1,876              1,714                N/A

JNL/MCM The S&P(R) 10 Division NY I480

  Accumulation unit value:
    Beginning of period                                                    $11.23              $11.06               N/A
    End of period                                                          $12.99              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                      2,032              2,105                N/A

JNL/MCM Global 15 Division NY I480

  Accumulation unit value:
    Beginning of period                                                    $12.32              $12.06               N/A
    End of period                                                          $15.37              $12.32               N/A
  Accumulation units outstanding
  at the end of period                                                      1,714              1,930                N/A

JNL/MCM 25 Division NY I480

  Accumulation unit value:
    Beginning of period                                                    $13.29              $13.10               N/A
    End of period                                                          $15.91              $13.29               N/A
  Accumulation units outstanding
  at the end of period                                                      1,652              1,776                N/A

JNL/MCM Select Small-Cap Division NY I480

  Accumulation unit value:
    Beginning of period                                                    $15.68              $15.64               N/A
    End of period                                                          $17.26              $15.68               N/A
  Accumulation units outstanding
  at the end of period                                                      1,530              1,488                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division562

  Accumulation unit value:
    Beginning of period                                                     $9.28               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       13                 N/A                 N/A

JNL/T. Rowe Price Value Division562

  Accumulation unit value:
    Beginning of period                                                    $11.59               N/A                 N/A
    End of period                                                          $12.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       18                 N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division521

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $12.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       620                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division521

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $13.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       744                N/A                 N/A

JNL/MCM Bond Index Division521

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,115               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division562

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       12                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division562

  Accumulation unit value:
    Beginning of period                                                    $14.75               N/A                 N/A
    End of period                                                          $16.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        6                 N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division519

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $12.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,921               N/A                 N/A

JNL/S&P Managed Growth Division480

  Accumulation unit value:
    Beginning of period                                                    $11.42              $11.28               N/A
    End of period                                                          $12.49              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     19,170              10,312               N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.90% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $17.29              $16.36               N/A
    End of period                                                          $20.02              $17.29               N/A
  Accumulation units outstanding
  at the end of period                                                      1,530                75                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division513

  Accumulation unit value:
    Beginning of period                                                    $16.17               N/A                 N/A
    End of period                                                          $16.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       247                N/A                 N/A

JNL/Eagle SmallCap Equity Division670

  Accumulation unit value:
    Beginning of period                                                    $16.06               N/A                 N/A
    End of period                                                          $18.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       467                N/A                 N/A

JNL/Select Balanced Division427

  Accumulation unit value:
    Beginning of period                                                    $20.17              $18.99               N/A
    End of period                                                          $21.94              $20.17               N/A
  Accumulation units outstanding
  at the end of period                                                      4,778                65                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division631

  Accumulation unit value:
    Beginning of period                                                    $16.91               N/A                 N/A
    End of period                                                          $17.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,326               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division665

  Accumulation unit value:
    Beginning of period                                                    $14.78               N/A                 N/A
    End of period                                                          $14.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       508                N/A                 N/A

JNL/T. Rowe Price Established Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $22.80              $21.36               N/A
    End of period                                                          $24.58              $22.80               N/A
  Accumulation units outstanding
  at the end of period                                                      2,671               838                 N/A

JNL/JPMorgan International Equity Division464

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.54               N/A
    End of period                                                          $12.85              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                       415                415                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division455

  Accumulation unit value:
    Beginning of period                                                    $27.55              $26.58               N/A
    End of period                                                          $31.90              $27.55               N/A
  Accumulation units outstanding
  at the end of period                                                       121                 62                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division665

  Accumulation unit value:
    Beginning of period                                                     $8.82               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       511                N/A                 N/A

JNL/PIMCO Total Return Bond Division513

  Accumulation unit value:
    Beginning of period                                                    $13.28               N/A                 N/A
    End of period                                                          $13.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,801               N/A                 N/A

JNL/Lazard Small Cap Value Division450

  Accumulation unit value:
    Beginning of period                                                    $12.49              $12.06               N/A
    End of period                                                          $14.14              $12.49               N/A
  Accumulation units outstanding
  at the end of period                                                       946                892                 N/A

JNL/Lazard Mid Cap Value Division455

  Accumulation unit value:
    Beginning of period                                                    $13.62              $13.07               N/A
    End of period                                                          $16.66              $13.62               N/A
  Accumulation units outstanding
  at the end of period                                                      1,901               622                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division631

  Accumulation unit value:
    Beginning of period                                                     $5.07               N/A                 N/A
    End of period                                                           $5.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,355               N/A                 N/A

JNL/MCM Healthcare Sector Division636

  Accumulation unit value:
    Beginning of period                                                     $9.55               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,232               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division631

  Accumulation unit value:
    Beginning of period                                                    $15.17               N/A                 N/A
    End of period                                                          $16.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,411               N/A                 N/A

JNL/MCM Consumer Brands Sector Division641

  Accumulation unit value:
    Beginning of period                                                     $9.11               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       22                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division670

  Accumulation unit value:
    Beginning of period                                                     $4.08               N/A                 N/A
    End of period                                                           $4.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,064               N/A                 N/A

JNL/MCM The DowSM 10 Division NY I450

  Accumulation unit value:
    Beginning of period                                                    $13.76              $12.42               N/A
    End of period                                                          $13.91              $13.76               N/A
  Accumulation units outstanding
  at the end of period                                                      7,744               342                 N/A

JNL/MCM The S&P(R) 10 Division NY I520

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $12.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,686               N/A                 N/A

JNL/MCM Global 15 Division NY I464

  Accumulation unit value:
    Beginning of period                                                    $12.32              $11.74               N/A
    End of period                                                          $15.37              $12.32               N/A
  Accumulation units outstanding
  at the end of period                                                      7,591               746                 N/A

JNL/MCM 25 Division NY I520

  Accumulation unit value:
    Beginning of period                                                    $13.38               N/A                 N/A
    End of period                                                          $15.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,469               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I520

  Accumulation unit value:
    Beginning of period                                                    $15.07               N/A                 N/A
    End of period                                                          $17.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,998               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division665

  Accumulation unit value:
    Beginning of period                                                     $6.49               N/A                 N/A
    End of period                                                           $7.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,037               N/A                 N/A

JNL/FMR Balanced Division513

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                           $9.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,987               N/A                 N/A

JNL/T. Rowe Price Value Division638

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $12.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,483               N/A                 N/A

JNL/MCM S&P 500 Index Division458

  Accumulation unit value:
    Beginning of period                                                     $9.59              $9.00                N/A
    End of period                                                          $10.36              $9.59                N/A
  Accumulation units outstanding
  at the end of period                                                     125,259             8,334                N/A

JNL/MCM S&P 400 MidCap Index Division458

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.66               N/A
    End of period                                                          $12.67              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                     99,128              2,814                N/A

JNL/MCM Small Cap Index Division458

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.66               N/A
    End of period                                                          $12.99              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                     96,445              1,407                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division458

  Accumulation unit value:
    Beginning of period                                                    $11.43              $10.37               N/A
    End of period                                                          $13.40              $11.43               N/A
  Accumulation units outstanding
  at the end of period                                                     88,270              1,447                N/A

JNL/MCM Bond Index Division458

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.72               N/A
    End of period                                                          $10.95              $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                     15,452              1,399                N/A

JNL/Oppenheimer Global Growth Division427

  Accumulation unit value:
    Beginning of period                                                     $9.62              $8.72                N/A
    End of period                                                          $11.13              $9.62                N/A
  Accumulation units outstanding
  at the end of period                                                      1,649               141                 N/A

JNL/Oppenheimer Growth Division631

  Accumulation unit value:
    Beginning of period                                                     $7.47               N/A                 N/A
    End of period                                                           $8.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,595               N/A                 N/A

JNL/AIM Large Cap Growth Division636

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                          $11.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,088               N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division450

  Accumulation unit value:
    Beginning of period                                                    $14.44              $13.58               N/A
    End of period                                                          $16.26              $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                      3,020              1,550                N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division607

  Accumulation unit value:
    Beginning of period                                                    $11.43               N/A                 N/A
    End of period                                                          $12.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,454               N/A                 N/A

JNL/S&P Managed Growth Division546

  Accumulation unit value:
    Beginning of period                                                    $11.58               N/A                 N/A
    End of period                                                          $12.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,738               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division665

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,486               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I607

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.91% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division723

  Accumulation unit value:
    Beginning of period                                                    $19.19               N/A                 N/A
    End of period                                                          $20.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       339                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division692

  Accumulation unit value:
    Beginning of period                                                    $15.42               N/A                 N/A
    End of period                                                          $16.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       568                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division723

  Accumulation unit value:
    Beginning of period                                                    $16.16               N/A                 N/A
    End of period                                                          $16.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       402                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division694

  Accumulation unit value:
    Beginning of period                                                    $20.88               N/A                 N/A
    End of period                                                          $21.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       302                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division707

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division692

  Accumulation unit value:
    Beginning of period                                                    $17.40               N/A                 N/A
    End of period                                                          $17.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,039               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division692

  Accumulation unit value:
    Beginning of period                                                    $14.80               N/A                 N/A
    End of period                                                          $14.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,428               N/A                 N/A

JNL/T. Rowe Price Established Growth Division723

  Accumulation unit value:
    Beginning of period                                                    $23.99               N/A                 N/A
    End of period                                                          $24.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       433                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division692

  Accumulation unit value:
    Beginning of period                                                    $29.36               N/A                 N/A
    End of period                                                          $31.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       356                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division692

  Accumulation unit value:
    Beginning of period                                                    $13.48               N/A                 N/A
    End of period                                                          $13.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,468               N/A                 N/A

JNL/Lazard Small Cap Value Division692

  Accumulation unit value:
    Beginning of period                                                    $12.84               N/A                 N/A
    End of period                                                          $14.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,012               N/A                 N/A

JNL/Lazard Mid Cap Value Division692

  Accumulation unit value:
    Beginning of period                                                    $14.95               N/A                 N/A
    End of period                                                          $16.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       946                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division692

  Accumulation unit value:
    Beginning of period                                                    $12.42               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,901               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division712

  Accumulation unit value:
    Beginning of period                                                     $7.90               N/A                 N/A
    End of period                                                           $8.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,587               N/A                 N/A

JNL/MCM Technology Sector Division700

  Accumulation unit value:
    Beginning of period                                                     $5.34               N/A                 N/A
    End of period                                                           $5.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,272               N/A                 N/A

JNL/MCM Healthcare Sector Division700

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,261               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division700

  Accumulation unit value:
    Beginning of period                                                    $16.24               N/A                 N/A
    End of period                                                          $16.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,149               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I700

  Accumulation unit value:
    Beginning of period                                                    $13.21               N/A                 N/A
    End of period                                                          $13.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,248               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I694

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $12.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       985                N/A                 N/A

JNL/MCM Global 15 Division NY I700

  Accumulation unit value:
    Beginning of period                                                    $14.41               N/A                 N/A
    End of period                                                          $15.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,394               N/A                 N/A

JNL/MCM 25 Division NY I700

  Accumulation unit value:
    Beginning of period                                                    $14.96               N/A                 N/A
    End of period                                                          $15.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,097               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I700

  Accumulation unit value:
    Beginning of period                                                    $15.86               N/A                 N/A
    End of period                                                          $17.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       524                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division723

  Accumulation unit value:
    Beginning of period                                                    $12.48               N/A                 N/A
    End of period                                                          $12.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       834                N/A                 N/A

JNL/MCM S&P 500 Index Division692

  Accumulation unit value:
    Beginning of period                                                     $9.63               N/A                 N/A
    End of period                                                          $10.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,150               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division700

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $12.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,730               N/A                 N/A

JNL/MCM Small Cap Index Division700

  Accumulation unit value:
    Beginning of period                                                    $12.03               N/A                 N/A
    End of period                                                          $12.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,675               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division700

  Accumulation unit value:
    Beginning of period                                                    $12.50               N/A                 N/A
    End of period                                                          $13.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,226               N/A                 N/A

JNL/MCM Bond Index Division694

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       572                N/A                 N/A

JNL/Oppenheimer Global Growth Division692

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $11.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,891               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division723

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $11.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       718                N/A                 N/A

JNL/AIM Small Cap Growth Division692

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $11.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       630                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division723

  Accumulation unit value:
    Beginning of period                                                    $15.83               N/A                 N/A
    End of period                                                          $16.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       575                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division699

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,534               N/A                 N/A

JNL/MCM JNL 5 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       14                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division699

  Accumulation unit value:
    Beginning of period                                                    $11.90               N/A                 N/A
    End of period                                                          $12.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       524                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division737

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,397               N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.92% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division484

  Accumulation unit value:
    Beginning of period                                                    $22.67              $22.65               N/A
    End of period                                                          $24.84              $22.67               N/A
  Accumulation units outstanding
  at the end of period                                                       633                 95                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division436

  Accumulation unit value:
    Beginning of period                                                    $16.15              $15.38               N/A
    End of period                                                          $16.64              $16.15               N/A
  Accumulation units outstanding
  at the end of period                                                      2,644              4,684                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division433

  Accumulation unit value:
    Beginning of period                                                    $15.78              $14.89               N/A
    End of period                                                          $16.46              $15.78               N/A
  Accumulation units outstanding
  at the end of period                                                      8,226              4,072                N/A

JNL/Eagle SmallCap Equity Division563

  Accumulation unit value:
    Beginning of period                                                    $17.27               N/A                 N/A
    End of period                                                          $18.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,044               N/A                 N/A

JNL/Select Balanced Division433

  Accumulation unit value:
    Beginning of period                                                    $20.14              $19.05               N/A
    End of period                                                          $21.90              $20.14               N/A
  Accumulation units outstanding
  at the end of period                                                      5,952              3,555                N/A

JNL/Putnam Equity Division459

  Accumulation unit value:
    Beginning of period                                                    $17.32              $16.14               N/A
    End of period                                                          $19.21              $17.32               N/A
  Accumulation units outstanding
  at the end of period                                                      1,258              1,258                N/A

JNL/PPM America High Yield Bond Division422

  Accumulation unit value:
    Beginning of period                                                    $14.82              $14.18               N/A
    End of period                                                          $15.27              $14.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                13,177               N/A

JNL/Select Money Market Division441

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.80               N/A
    End of period                                                          $11.64              $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                      1,766                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division434

  Accumulation unit value:
    Beginning of period                                                    $17.51              $16.53               N/A
    End of period                                                          $18.86              $17.51               N/A
  Accumulation units outstanding
  at the end of period                                                      2,329              2,639                N/A

JNL/Salomon Brothers Strategic Bond Division422

  Accumulation unit value:
    Beginning of period                                                    $16.89              $16.57               N/A
    End of period                                                          $17.72              $16.89               N/A
  Accumulation units outstanding
  at the end of period                                                     11,939              4,750                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division433

  Accumulation unit value:
    Beginning of period                                                    $14.55              $14.37               N/A
    End of period                                                          $14.82              $14.55               N/A
  Accumulation units outstanding
  at the end of period                                                      4,154              1,558                N/A

JNL/T. Rowe Price Established Growth Division422

  Accumulation unit value:
    Beginning of period                                                    $22.75              $20.94               N/A
    End of period                                                          $24.53              $22.75               N/A
  Accumulation units outstanding
  at the end of period                                                      5,093              2,804                N/A

JNL/JPMorgan International Equity Division492

  Accumulation unit value:
    Beginning of period                                                    $11.67               N/A                 N/A
    End of period                                                          $12.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,569               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $27.50              $26.11               N/A
    End of period                                                          $31.84              $27.50               N/A
  Accumulation units outstanding
  at the end of period                                                     18,135              6,757                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division492

  Accumulation unit value:
    Beginning of period                                                     $9.39               N/A                 N/A
    End of period                                                           $9.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,098               N/A                 N/A

JNL/JPMorgan International Value Division727

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       647                N/A                 N/A

JNL/PIMCO Total Return Bond Division422

  Accumulation unit value:
    Beginning of period                                                    $13.16              $13.16               N/A
    End of period                                                          $13.48              $13.16               N/A
  Accumulation units outstanding
  at the end of period                                                     28,912              14,332               N/A

JNL/Lazard Small Cap Value Division436

  Accumulation unit value:
    Beginning of period                                                    $12.48              $11.52               N/A
    End of period                                                          $14.12              $12.48               N/A
  Accumulation units outstanding
  at the end of period                                                     33,063              9,299                N/A

JNL/Lazard Mid Cap Value Division436

  Accumulation unit value:
    Beginning of period                                                    $13.60              $12.86               N/A
    End of period                                                          $16.64              $13.60               N/A
  Accumulation units outstanding
  at the end of period                                                     30,134              7,424                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.29               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,209               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division602

  Accumulation unit value:
    Beginning of period                                                     $7.55               N/A                 N/A
    End of period                                                           $8.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       425                N/A                 N/A

JNL/MCM Technology Sector Division528

  Accumulation unit value:
    Beginning of period                                                     $5.62               N/A                 N/A
    End of period                                                           $5.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,488               N/A                 N/A

JNL/MCM Healthcare Sector Division563

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       634                N/A                 N/A

JNL/MCM Financial Sector Division519

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $11.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       496                N/A                 N/A

JNL/MCM Oil & Gas Sector Division569

  Accumulation unit value:
    Beginning of period                                                    $13.93               N/A                 N/A
    End of period                                                          $16.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,732               N/A                 N/A

JNL/MCM Consumer Brands Sector Division602

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       327                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division519

  Accumulation unit value:
    Beginning of period                                                     $4.21               N/A                 N/A
    End of period                                                           $4.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,182               N/A                 N/A

JNL/MCM The DowSM 10 Division NY I422

  Accumulation unit value:
    Beginning of period                                                    $13.75              $12.03               N/A
    End of period                                                          $13.90              $13.75               N/A
  Accumulation units outstanding
  at the end of period                                                     98,407              37,014               N/A

JNL/MCM The S&P(R) 10 Division NY I422

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.16               N/A
    End of period                                                          $12.99              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                     86,733              64,957               N/A

JNL/MCM Global 15 Division NY I433

  Accumulation unit value:
    Beginning of period                                                    $12.31              $12.28               N/A
    End of period                                                          $15.36              $12.31               N/A
  Accumulation units outstanding
  at the end of period                                                     61,204              1,566                N/A

JNL/MCM 25 Division NY I433

  Accumulation unit value:
    Beginning of period                                                    $13.29              $11.82               N/A
    End of period                                                          $15.90              $13.29               N/A
  Accumulation units outstanding
  at the end of period                                                     96,287              43,674               N/A

JNL/MCM Select Small-Cap Division NY I430

  Accumulation unit value:
    Beginning of period                                                    $15.67              $14.73               N/A
    End of period                                                          $17.25              $15.67               N/A
  Accumulation units outstanding
  at the end of period                                                     48,078              29,330               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division506

  Accumulation unit value:
    Beginning of period                                                     $6.55               N/A                 N/A
    End of period                                                           $7.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,475               N/A                 N/A

JNL/FMR Balanced Division436

  Accumulation unit value:
    Beginning of period                                                     $9.27              $8.92                N/A
    End of period                                                           $9.95              $9.27                N/A
  Accumulation units outstanding
  at the end of period                                                     12,969              3,044                N/A

JNL/T. Rowe Price Value Division436

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.53               N/A
    End of period                                                          $12.90              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     11,479              4,657                N/A

JNL/MCM S&P 500 Index Division422

  Accumulation unit value:
    Beginning of period                                                     $9.59              $8.80                N/A
    End of period                                                          $10.35              $9.59                N/A
  Accumulation units outstanding
  at the end of period                                                     16,639              2,766                N/A

JNL/MCM S&P 400 MidCap Index Division422

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.13               N/A
    End of period                                                          $12.67              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                      9,369              1,685                N/A

JNL/MCM Small Cap Index Division422

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.16               N/A
    End of period                                                          $12.98              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                      5,226              1,567                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division422

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.10               N/A
    End of period                                                          $13.39              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                      6,229              1,684                N/A

JNL/MCM Bond Index Division422

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.81               N/A
    End of period                                                          $10.94              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                      9,628              1,433                N/A

JNL/Oppenheimer Global Growth Division436

  Accumulation unit value:
    Beginning of period                                                     $9.61              $8.97                N/A
    End of period                                                          $11.12              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                      5,553              3,189                N/A

JNL/Oppenheimer Growth Division442

  Accumulation unit value:
    Beginning of period                                                     $7.87              $7.88                N/A
    End of period                                                           $8.05              $7.87                N/A
  Accumulation units outstanding
  at the end of period                                                      6,573               261                 N/A

JNL/AIM Large Cap Growth Division436

  Accumulation unit value:
    Beginning of period                                                    $10.20              $9.84                N/A
    End of period                                                          $11.00              $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                     10,163              2,990                N/A

JNL/AIM Small Cap Growth Division442

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.82               N/A
    End of period                                                          $11.73              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     35,417              10,371               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division430

  Accumulation unit value:
    Beginning of period                                                    $14.44              $13.12               N/A
    End of period                                                          $16.25              $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                      3,937              2,853                N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY717

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     239,509              N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division437

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.84               N/A
    End of period                                                          $12.17              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     49,555              20,113               N/A

JNL/S&P Managed Growth Division422

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.67               N/A
    End of period                                                          $12.47              $11.41               N/A
  Accumulation units outstanding
  at the end of period                                                     110,785             10,022               N/A

JNL/S&P Managed Aggressive Growth Division446

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.60               N/A
    End of period                                                          $12.24              $11.08               N/A
  Accumulation units outstanding
  at the end of period                                                     250,136             19,848               N/A

JNL/S&P Very Aggressive Growth Division I422

  Accumulation unit value:
    Beginning of period                                                    $10.69              $9.77                N/A
    End of period                                                          $10.90              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,615                N/A

JNL/S&P Equity Growth Division I435

  Accumulation unit value:
    Beginning of period                                                     $9.98              $9.36                N/A
    End of period                                                          $10.14              $9.98                N/A
  Accumulation units outstanding
  at the end of period                                                        -               143,679               N/A

JNL/S&P Equity Aggressive Growth Division I422

  Accumulation unit value:
    Beginning of period                                                    $10.21              $9.33                N/A
    End of period                                                          $10.39              $10.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,690                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division430

  Accumulation unit value:
    Beginning of period                                                     $9.89              $9.27                N/A
    End of period                                                          $10.05              $9.89                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 834                 N/A

JNL/S&P Core Index 100 Division433

  Accumulation unit value:
    Beginning of period                                                    $10.18              $9.69                N/A
    End of period                                                          $10.33              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                9,978                N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.945% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                    $20.33               N/A                 N/A
    End of period                                                          $21.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       593                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division453

  Accumulation unit value:
    Beginning of period                                                    $14.79              $14.39               N/A
    End of period                                                          $15.23              $14.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                14,840               N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                    $17.62               N/A                 N/A
    End of period                                                          $18.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       560                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division478

  Accumulation unit value:
    Beginning of period                                                    $16.86              $16.86               N/A
    End of period                                                          $17.68              $16.86               N/A
  Accumulation units outstanding
  at the end of period                                                      1,790               605                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division517

  Accumulation unit value:
    Beginning of period                                                    $14.69               N/A                 N/A
    End of period                                                          $14.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       906                N/A                 N/A

JNL/T. Rowe Price Established Growth Division451

  Accumulation unit value:
    Beginning of period                                                    $22.71              $21.28               N/A
    End of period                                                          $24.47              $22.71               N/A
  Accumulation units outstanding
  at the end of period                                                      1,063               292                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division533

  Accumulation unit value:
    Beginning of period                                                    $27.72               N/A                 N/A
    End of period                                                          $31.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       723                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division451

  Accumulation unit value:
    Beginning of period                                                     $8.39              $7.73                N/A
    End of period                                                          $10.08              $8.39                N/A
  Accumulation units outstanding
  at the end of period                                                      1,644               806                 N/A

JNL/PIMCO Total Return Bond Division508

  Accumulation unit value:
    Beginning of period                                                    $13.22               N/A                 N/A
    End of period                                                          $13.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,901               N/A                 N/A

JNL/Lazard Small Cap Value Division533

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A                 N/A
    End of period                                                          $14.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,314               N/A                 N/A

JNL/Lazard Mid Cap Value Division451

  Accumulation unit value:
    Beginning of period                                                    $13.58              $12.98               N/A
    End of period                                                          $16.61              $13.58               N/A
  Accumulation units outstanding
  at the end of period                                                       987                102                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.27               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,317               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division509

  Accumulation unit value:
    Beginning of period                                                     $7.48               N/A                 N/A
    End of period                                                           $8.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,347               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division502

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       422                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division605

  Accumulation unit value:
    Beginning of period                                                    $14.89               N/A                 N/A
    End of period                                                          $16.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $9.69               N/A                 N/A
    End of period                                                          $10.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       191                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I477

  Accumulation unit value:
    Beginning of period                                                    $13.75              $13.21               N/A
    End of period                                                          $13.89              $13.75               N/A
  Accumulation units outstanding
  at the end of period                                                       353               3,159                N/A

JNL/MCM The S&P(R) 10 Division NY I508

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $12.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,083               N/A                 N/A

JNL/MCM Global 15 Division NY I508

  Accumulation unit value:
    Beginning of period                                                    $12.89               N/A                 N/A
    End of period                                                          $15.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,778               N/A                 N/A

JNL/MCM 25 Division NY I508

  Accumulation unit value:
    Beginning of period                                                    $13.23               N/A                 N/A
    End of period                                                          $15.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,872               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I508

  Accumulation unit value:
    Beginning of period                                                    $15.15               N/A                 N/A
    End of period                                                          $17.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       686                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division633

  Accumulation unit value:
    Beginning of period                                                     $9.02               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       712                N/A                 N/A

JNL/T. Rowe Price Value Division451

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.64               N/A
    End of period                                                          $12.89              $11.40               N/A
  Accumulation units outstanding
  at the end of period                                                      1,251               124                 N/A

JNL/MCM S&P 500 Index Division478

  Accumulation unit value:
    Beginning of period                                                     $9.58              $9.39                N/A
    End of period                                                          $10.34              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                      5,568               543                 N/A

JNL/MCM S&P 400 MidCap Index Division478

  Accumulation unit value:
    Beginning of period                                                    $11.15              $11.00               N/A
    End of period                                                          $12.66              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                      3,206               463                 N/A

JNL/MCM Small Cap Index Division478

  Accumulation unit value:
    Beginning of period                                                    $11.26              $11.06               N/A
    End of period                                                          $12.97              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                      1,398               461                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division538

  Accumulation unit value:
    Beginning of period                                                    $11.60               N/A                 N/A
    End of period                                                          $13.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       384                N/A                 N/A

JNL/MCM Bond Index Division538

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $10.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,497               N/A                 N/A

JNL/Oppenheimer Global Growth Division502

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $11.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       196                N/A                 N/A

JNL/Oppenheimer Growth Division533

  Accumulation unit value:
    Beginning of period                                                     $7.86               N/A                 N/A
    End of period                                                           $8.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Large Cap Growth Division517

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       901                N/A                 N/A

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,660               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division575

  Accumulation unit value:
    Beginning of period                                                    $14.25               N/A                 N/A
    End of period                                                          $16.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       246                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY697

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,021               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division722

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,564               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division502

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $12.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Growth Division439

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.74               N/A
    End of period                                                          $12.45              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                       826               2,372                N/A

JNL/S&P Managed Aggressive Growth Division451

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.51               N/A
    End of period                                                          $12.22              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                       348                126                 N/A

JNL/S&P Very Aggressive Growth Division I451

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.11               N/A
    End of period                                                          $10.88              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Growth Division I473

  Accumulation unit value:
    Beginning of period                                                     $9.97              $9.62                N/A
    End of period                                                          $10.12              $9.97                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 392                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division533

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division687

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.95% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division611

  Accumulation unit value:
    Beginning of period                                                    $23.88               N/A                 N/A
    End of period                                                          $24.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,418               N/A                 N/A

JNL/FMR Capital Growth Division612

  Accumulation unit value:
    Beginning of period                                                    $17.65               N/A                 N/A
    End of period                                                          $19.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       146                N/A                 N/A

JNL/Select Global Growth Division619

  Accumulation unit value:
    Beginning of period                                                    $19.62               N/A                 N/A
    End of period                                                          $22.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       174                N/A                 N/A

JNL/Alger Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $16.11              $15.16               N/A
    End of period                                                          $16.59              $16.11               N/A
  Accumulation units outstanding
  at the end of period                                                       414                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division427

  Accumulation unit value:
    Beginning of period                                                    $15.75              $14.79               N/A
    End of period                                                          $16.42              $15.75               N/A
  Accumulation units outstanding
  at the end of period                                                      1,363                -                  N/A

JNL/Eagle SmallCap Equity Division557

  Accumulation unit value:
    Beginning of period                                                    $17.15               N/A                 N/A
    End of period                                                          $18.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       675                N/A                 N/A

JNL/Select Balanced Division427

  Accumulation unit value:
    Beginning of period                                                    $20.09              $18.91               N/A
    End of period                                                          $21.84              $20.09               N/A
  Accumulation units outstanding
  at the end of period                                                      1,628                -                  N/A

JNL/Putnam Equity Division631

  Accumulation unit value:
    Beginning of period                                                    $17.02               N/A                 N/A
    End of period                                                          $19.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       300                N/A                 N/A

JNL/PPM America High Yield Bond Division427

  Accumulation unit value:
    Beginning of period                                                    $14.78              $14.18               N/A
    End of period                                                          $15.22              $14.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division597

  Accumulation unit value:
    Beginning of period                                                    $11.66               N/A                 N/A
    End of period                                                          $11.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,127               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division427

  Accumulation unit value:
    Beginning of period                                                    $17.47              $16.26               N/A
    End of period                                                          $18.80              $17.47               N/A
  Accumulation units outstanding
  at the end of period                                                       312                 -                  N/A

JNL/Salomon Brothers Strategic Bond Division427

  Accumulation unit value:
    Beginning of period                                                    $16.85              $16.48               N/A
    End of period                                                          $17.67              $16.85               N/A
  Accumulation units outstanding
  at the end of period                                                      1,917                -                  N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division594

  Accumulation unit value:
    Beginning of period                                                    $14.23               N/A                 N/A
    End of period                                                          $14.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       531                N/A                 N/A

JNL/T. Rowe Price Established Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $22.70              $21.27               N/A
    End of period                                                          $24.46              $22.70               N/A
  Accumulation units outstanding
  at the end of period                                                      2,121                -                  N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $27.43              $25.65               N/A
    End of period                                                          $31.75              $27.43               N/A
  Accumulation units outstanding
  at the end of period                                                      2,196                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division611

  Accumulation unit value:
    Beginning of period                                                     $9.20               N/A                 N/A
    End of period                                                           $9.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       284                N/A                 N/A

JNL/JPMorgan International Value Division612

  Accumulation unit value:
    Beginning of period                                                     $8.61               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,600               N/A                 N/A

JNL/PIMCO Total Return Bond Division427

  Accumulation unit value:
    Beginning of period                                                    $13.13              $13.02               N/A
    End of period                                                          $13.45              $13.13               N/A
  Accumulation units outstanding
  at the end of period                                                      6,661                -                  N/A

JNL/Lazard Small Cap Value Division427

  Accumulation unit value:
    Beginning of period                                                    $12.46              $11.45               N/A
    End of period                                                          $14.09              $12.46               N/A
  Accumulation units outstanding
  at the end of period                                                      3,394                -                  N/A

JNL/Lazard Mid Cap Value Division427

  Accumulation unit value:
    Beginning of period                                                    $13.58              $12.73               N/A
    End of period                                                          $16.61              $13.58               N/A
  Accumulation units outstanding
  at the end of period                                                      1,823                -                  N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.26               N/A                 N/A
    End of period                                                          $12.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,748               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division585

  Accumulation unit value:
    Beginning of period                                                     $7.27               N/A                 N/A
    End of period                                                           $8.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,092               N/A                 N/A

JNL/MCM Technology Sector Division608

  Accumulation unit value:
    Beginning of period                                                     $5.43               N/A                 N/A
    End of period                                                           $5.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,832               N/A                 N/A

JNL/MCM Healthcare Sector Division618

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,870               N/A                 N/A

JNL/MCM Financial Sector Division612

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,206               N/A                 N/A

JNL/MCM Oil & Gas Sector Division604

  Accumulation unit value:
    Beginning of period                                                    $14.62               N/A                 N/A
    End of period                                                          $16.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       185                N/A                 N/A

JNL/MCM Consumer Brands Sector Division621

  Accumulation unit value:
    Beginning of period                                                     $9.27               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,627               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I427

  Accumulation unit value:
    Beginning of period                                                    $13.75              $12.24               N/A
    End of period                                                          $13.89              $13.75               N/A
  Accumulation units outstanding
  at the end of period                                                     32,234                -                  N/A

JNL/MCM The S&P(R) 10 Division NY I429

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.17               N/A
    End of period                                                          $12.98              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                     27,000                -                  N/A

JNL/MCM Global 15 Division NY I585

  Accumulation unit value:
    Beginning of period                                                    $12.14               N/A                 N/A
    End of period                                                          $15.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,592               N/A                 N/A

JNL/MCM 25 Division NY I585

  Accumulation unit value:
    Beginning of period                                                    $13.27               N/A                 N/A
    End of period                                                          $15.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,442               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I585

  Accumulation unit value:
    Beginning of period                                                    $14.46               N/A                 N/A
    End of period                                                          $17.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,258               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division655

  Accumulation unit value:
    Beginning of period                                                     $6.28               N/A                 N/A
    End of period                                                           $7.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       770                N/A                 N/A

JNL/FMR Balanced Division427

  Accumulation unit value:
    Beginning of period                                                     $9.26              $8.87                N/A
    End of period                                                           $9.94              $9.26                N/A
  Accumulation units outstanding
  at the end of period                                                      2,707                -                  N/A

JNL/T. Rowe Price Value Division427

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.41               N/A
    End of period                                                          $12.88              $11.40               N/A
  Accumulation units outstanding
  at the end of period                                                      8,689                -                  N/A

JNL/MCM S&P 500 Index Division550

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,115               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division550

  Accumulation unit value:
    Beginning of period                                                    $11.80               N/A                 N/A
    End of period                                                          $12.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,822               N/A                 N/A

JNL/MCM Small Cap Index Division550

  Accumulation unit value:
    Beginning of period                                                    $12.16               N/A                 N/A
    End of period                                                          $12.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,762               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division553

  Accumulation unit value:
    Beginning of period                                                    $12.02               N/A                 N/A
    End of period                                                          $13.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,113               N/A                 N/A

JNL/MCM Bond Index Division594

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $10.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,604               N/A                 N/A

JNL/Oppenheimer Global Growth Division427

  Accumulation unit value:
    Beginning of period                                                     $9.61              $8.71                N/A
    End of period                                                          $11.11              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                      4,842                -                  N/A

JNL/Oppenheimer Growth Division600

  Accumulation unit value:
    Beginning of period                                                     $7.95               N/A                 N/A
    End of period                                                           $8.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,178               N/A                 N/A

JNL/AIM Large Cap Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.73                N/A
    End of period                                                          $10.99              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                      1,422                -                  N/A

JNL/AIM Small Cap Growth Division594

  Accumulation unit value:
    Beginning of period                                                    $11.31               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       910                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division427

  Accumulation unit value:
    Beginning of period                                                    $14.43              $13.15               N/A
    End of period                                                          $16.24              $14.43               N/A
  Accumulation units outstanding
  at the end of period                                                      3,626                -                  N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY721

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,666               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division713

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,764               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division478

  Accumulation unit value:
    Beginning of period                                                    $11.30              $11.17               N/A
    End of period                                                          $12.15              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     24,521                15                 N/A

JNL/S&P Managed Growth Division557

  Accumulation unit value:
    Beginning of period                                                    $11.59               N/A                 N/A
    End of period                                                          $12.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     102,873              N/A                 N/A

JNL/S&P Managed Aggressive Growth Division538

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     107,726              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I495

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division601

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division545

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.96% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division171

  Accumulation unit value:
    Beginning of period                                                    $22.60              $17.01             $17.43
    End of period                                                          $24.74              $22.60             $17.01
  Accumulation units outstanding
  at the end of period                                                       694                508                 134

JNL/FMR Capital Growth Division213

  Accumulation unit value:
    Beginning of period                                                    $17.20              $12.93             $13.01
    End of period                                                          $19.90              $17.20             $12.93
  Accumulation units outstanding
  at the end of period                                                      2,282                64                 64

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division244

  Accumulation unit value:
    Beginning of period                                                    $16.09              $12.13             $12.19
    End of period                                                          $16.57              $16.09             $12.13
  Accumulation units outstanding
  at the end of period                                                      3,131              3,381               4,039






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division168

  Accumulation unit value:
    Beginning of period                                                    $15.74              $12.89             $13.16
    End of period                                                          $16.41              $15.74             $12.89
  Accumulation units outstanding
  at the end of period                                                      7,609              3,630               3,261

JNL/Eagle SmallCap Equity Division245

  Accumulation unit value:
    Beginning of period                                                    $16.04              $11.69             $11.67
    End of period                                                          $18.68              $16.04             $11.69
  Accumulation units outstanding
  at the end of period                                                     10,755              10,078              1,524

JNL/Select Balanced Division168

  Accumulation unit value:
    Beginning of period                                                    $20.07              $16.83             $16.64
    End of period                                                          $21.82              $20.07             $16.83
  Accumulation units outstanding
  at the end of period                                                     16,338              14,714              1,727

JNL/Putnam Equity Division265

  Accumulation unit value:
    Beginning of period                                                    $17.26              $13.10               N/A
    End of period                                                          $19.13              $17.26               N/A
  Accumulation units outstanding
  at the end of period                                                       121                121                 N/A

JNL/PPM America High Yield Bond Division168

  Accumulation unit value:
    Beginning of period                                                    $14.77              $12.69             $11.91
    End of period                                                          $15.21              $14.77             $12.69
  Accumulation units outstanding
  at the end of period                                                        -                66,829              3,173

JNL/Select Money Market Division168

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.91             $11.95
    End of period                                                          $11.59              $11.73             $11.91
  Accumulation units outstanding
  at the end of period                                                     15,515              2,678               3,996






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division244

  Accumulation unit value:
    Beginning of period                                                    $17.45              $14.29             $14.36
    End of period                                                          $18.79              $17.45             $14.29
  Accumulation units outstanding
  at the end of period                                                      1,552              1,438                373

JNL/Salomon Brothers Strategic Bond Division168

  Accumulation unit value:
    Beginning of period                                                    $16.83              $15.12             $14.21
    End of period                                                          $17.65              $16.83             $15.12
  Accumulation units outstanding
  at the end of period                                                     18,174              19,998              4,978

JNL/Salomon Brothers U.S. Government & Quality Bond Division168

  Accumulation unit value:
    Beginning of period                                                    $14.50              $14.61             $14.30
    End of period                                                          $14.76              $14.50             $14.61
  Accumulation units outstanding
  at the end of period                                                      2,777              3,713               2,683

JNL/T. Rowe Price Established Growth Division168

  Accumulation unit value:
    Beginning of period                                                    $22.67              $17.71             $17.52
    End of period                                                          $24.43              $22.67             $17.71
  Accumulation units outstanding
  at the end of period                                                     15,066              9,108                732

JNL/JPMorgan International Equity Division221

  Accumulation unit value:
    Beginning of period                                                    $11.19              $8.88               $9.01
    End of period                                                          $12.77              $11.19              $8.88
  Accumulation units outstanding
  at the end of period                                                      4,656              1,385                115

JNL/T. Rowe Price Mid-Cap Growth Division205

  Accumulation unit value:
    Beginning of period                                                    $27.40              $20.16             $17.76
    End of period                                                          $31.72              $27.40             $20.16
  Accumulation units outstanding
  at the end of period                                                     15,071              10,170              1,180






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division252

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.92                N/A
    End of period                                                           $9.56              $9.17                N/A
  Accumulation units outstanding
  at the end of period                                                      2,101              3,591                N/A

JNL/JPMorgan International Value Division238

  Accumulation unit value:
    Beginning of period                                                     $8.38              $6.13               $6.16
    End of period                                                          $10.07              $8.38               $6.13
  Accumulation units outstanding
  at the end of period                                                      7,394              2,176                252

JNL/PIMCO Total Return Bond Division171

  Accumulation unit value:
    Beginning of period                                                    $13.13              $12.77             $12.30
    End of period                                                          $13.44              $13.13             $12.77
  Accumulation units outstanding
  at the end of period                                                     64,274              37,815              4,586

JNL/Lazard Small Cap Value Division224

  Accumulation unit value:
    Beginning of period                                                    $12.45              $9.14               $9.14
    End of period                                                          $14.08              $12.45              $9.14
  Accumulation units outstanding
  at the end of period                                                     14,517              13,254               795

JNL/Lazard Mid Cap Value Division171

  Accumulation unit value:
    Beginning of period                                                    $13.57              $10.74             $11.07
    End of period                                                          $16.60              $13.57             $10.74
  Accumulation units outstanding
  at the end of period                                                     17,246              7,619                666

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.25               N/A                 N/A
    End of period                                                          $12.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     94,367               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division252

  Accumulation unit value:
    Beginning of period                                                     $7.39              $6.15                N/A
    End of period                                                           $8.07              $7.39                N/A
  Accumulation units outstanding
  at the end of period                                                     13,289              17,072               N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division515

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Financial Sector Division515

  Accumulation unit value:
    Beginning of period                                                    $11.18               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division562

  Accumulation unit value:
    Beginning of period                                                    $13.95               N/A                 N/A
    End of period                                                          $16.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       263                N/A                 N/A

JNL/MCM Consumer Brands Sector Division562

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I192

  Accumulation unit value:
    Beginning of period                                                    $13.75              $11.12             $10.02
    End of period                                                          $13.89              $13.75             $11.12
  Accumulation units outstanding
  at the end of period                                                     219,809            271,902             14,686

JNL/MCM The S&P(R) 10 Division NY I192

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.61              $10.64
    End of period                                                          $12.97              $11.22              $9.61
  Accumulation units outstanding
  at the end of period                                                     155,548            323,680             17,171

JNL/MCM Global 15 Division NY I192

  Accumulation unit value:
    Beginning of period                                                    $12.31              $9.66               $9.58
    End of period                                                          $15.35              $12.31              $9.66
  Accumulation units outstanding
  at the end of period                                                     44,615              15,729              1,727

JNL/MCM 25 Division NY I192

  Accumulation unit value:
    Beginning of period                                                    $13.28              $10.24             $10.13
    End of period                                                          $15.88              $13.28             $10.24
  Accumulation units outstanding
  at the end of period                                                     137,742            221,614             16,078

JNL/MCM Select Small-Cap Division NY I192

  Accumulation unit value:
    Beginning of period                                                    $15.66              $10.80              $9.92
    End of period                                                          $17.23              $15.66             $10.80
  Accumulation units outstanding
  at the end of period                                                     82,605             145,497             17,995






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division208

  Accumulation unit value:
    Beginning of period                                                     $6.35              $4.85               $4.84
    End of period                                                           $7.38              $6.35               $4.85
  Accumulation units outstanding
  at the end of period                                                      2,538              1,824               3,763

JNL/FMR Balanced Division168

  Accumulation unit value:
    Beginning of period                                                     $9.25              $8.30               $8.35
    End of period                                                           $9.93              $9.25               $8.30
  Accumulation units outstanding
  at the end of period                                                     28,795              33,497              1,692

JNL/T. Rowe Price Value Division168

  Accumulation unit value:
    Beginning of period                                                    $11.40              $8.95               $8.75
    End of period                                                          $12.88              $11.40              $8.95
  Accumulation units outstanding
  at the end of period                                                     53,844              22,163              1,501

JNL/MCM S&P 500 Index Division188

  Accumulation unit value:
    Beginning of period                                                     $9.58              $7.65               $7.62
    End of period                                                          $10.34              $9.58               $7.65
  Accumulation units outstanding
  at the end of period                                                     94,814              78,163             22,962

JNL/MCM S&P 400 MidCap Index Division188

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.45               $8.44
    End of period                                                          $12.65              $11.14              $8.45
  Accumulation units outstanding
  at the end of period                                                     60,027              50,491             20,157

JNL/MCM Small Cap Index Division188

  Accumulation unit value:
    Beginning of period                                                    $11.26              $7.87               $7.85
    End of period                                                          $12.97              $11.26              $7.87
  Accumulation units outstanding
  at the end of period                                                     60,341              52,219             23,363






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division284

  Accumulation unit value:
    Beginning of period                                                    $11.41              $7.53                N/A
    End of period                                                          $13.37              $11.41               N/A
  Accumulation units outstanding
  at the end of period                                                     10,211              4,428                N/A

JNL/MCM Bond Index Division312

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.69               N/A
    End of period                                                          $10.94              $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                      3,678                16                 N/A

JNL/Oppenheimer Global Growth Division171

  Accumulation unit value:
    Beginning of period                                                     $9.60              $6.97               $7.59
    End of period                                                          $11.11              $9.60               $6.97
  Accumulation units outstanding
  at the end of period                                                     27,459              6,284               4,513

JNL/Oppenheimer Growth Division213

  Accumulation unit value:
    Beginning of period                                                     $7.87              $6.81               $7.40
    End of period                                                           $8.04              $7.87               $6.81
  Accumulation units outstanding
  at the end of period                                                      1,848              1,747                113

JNL/AIM Large Cap Growth Division208

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.36               $8.36
    End of period                                                          $10.98              $10.18              $7.99
  Accumulation units outstanding
  at the end of period                                                     31,000              24,744               775

JNL/AIM Small Cap Growth Division258

  Accumulation unit value:
    Beginning of period                                                    $11.19              $7.95                N/A
    End of period                                                          $11.72              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     13,052              12,790               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division346

  Accumulation unit value:
    Beginning of period                                                     $9.32              $8.44                N/A
    End of period                                                           $9.10              $9.32                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,551                N/A

JNL/Select Value Division244

  Accumulation unit value:
    Beginning of period                                                    $14.43              $10.92             $10.96
    End of period                                                          $16.24              $14.43             $10.92
  Accumulation units outstanding
  at the end of period                                                     35,860              32,852               488

JNL/MCM Nasdaq 15 Division NY737

  Accumulation unit value:
    Beginning of period                                                    $10.83               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       404                N/A                 N/A

JNL/MCM Value Line 25 Division NY697

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     445,918              N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division710

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,886               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division185

  Accumulation unit value:
    Beginning of period                                                    $11.30              $9.79               $9.74
    End of period                                                          $12.14              $11.30              $9.79
  Accumulation units outstanding
  at the end of period                                                     167,215            105,765             51,768

JNL/S&P Managed Growth Division185

  Accumulation unit value:
    Beginning of period                                                    $11.38              $9.53               $9.57
    End of period                                                          $12.43              $11.38              $9.53
  Accumulation units outstanding
  at the end of period                                                     176,545            197,777             58,076

JNL/S&P Managed Aggressive Growth Division185

  Accumulation unit value:
    Beginning of period                                                    $11.06              $8.89               $9.02
    End of period                                                          $12.21              $11.06              $8.89
  Accumulation units outstanding
  at the end of period                                                     561,956             9,039              13,628

JNL/S&P Very Aggressive Growth Division I223

  Accumulation unit value:
    Beginning of period                                                    $10.67              $8.33               $8.40
    End of period                                                          $10.87              $10.67              $8.33
  Accumulation units outstanding
  at the end of period                                                        -                2,283               4,466

JNL/S&P Equity Growth Division I191

  Accumulation unit value:
    Beginning of period                                                     $9.97              $7.85               $7.61
    End of period                                                          $10.12              $9.97               $7.85
  Accumulation units outstanding
  at the end of period                                                        -               643,257             42,178

JNL/S&P Equity Aggressive Growth Division I221

  Accumulation unit value:
    Beginning of period                                                    $10.19              $7.99               $8.33
    End of period                                                          $10.37              $10.19              $7.99
  Accumulation units outstanding
  at the end of period                                                        -                27,753             30,394






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division288

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.22                N/A
    End of period                                                          $10.04              $9.88                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,050                N/A

JNL/S&P Core Index 100 Division297

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.34                N/A
    End of period                                                          $10.32              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 75 Division528

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $10.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division686

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       508                N/A                 N/A

JNL/S&P Managed Moderate Division686

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       704                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.97% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division493

  Accumulation unit value:
    Beginning of period                                                    $23.18               N/A                 N/A
    End of period                                                          $24.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       542                N/A                 N/A

JNL/FMR Capital Growth Division571

  Accumulation unit value:
    Beginning of period                                                    $17.57               N/A                 N/A
    End of period                                                          $19.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       350                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division444

  Accumulation unit value:
    Beginning of period                                                    $16.08              $15.35               N/A
    End of period                                                          $16.56              $16.08               N/A
  Accumulation units outstanding
  at the end of period                                                       556                552                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division444

  Accumulation unit value:
    Beginning of period                                                    $15.73              $14.81               N/A
    End of period                                                          $16.39              $15.73               N/A
  Accumulation units outstanding
  at the end of period                                                      3,202               818                 N/A

JNL/Eagle SmallCap Equity Division456

  Accumulation unit value:
    Beginning of period                                                    $16.03              $15.75               N/A
    End of period                                                          $18.67              $16.03               N/A
  Accumulation units outstanding
  at the end of period                                                       99                  66                 N/A

JNL/Select Balanced Division451

  Accumulation unit value:
    Beginning of period                                                    $20.05              $19.14               N/A
    End of period                                                          $21.80              $20.05               N/A
  Accumulation units outstanding
  at the end of period                                                      3,762               230                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division444

  Accumulation unit value:
    Beginning of period                                                    $14.76              $14.34               N/A
    End of period                                                          $15.20              $14.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,173                N/A

JNL/Select Money Market Division635

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division444

  Accumulation unit value:
    Beginning of period                                                    $17.44              $16.38               N/A
    End of period                                                          $18.77              $17.44               N/A
  Accumulation units outstanding
  at the end of period                                                      1,285               369                 N/A

JNL/Salomon Brothers Strategic Bond Division444

  Accumulation unit value:
    Beginning of period                                                    $16.82              $16.47               N/A
    End of period                                                          $17.63              $16.82               N/A
  Accumulation units outstanding
  at the end of period                                                      1,137               745                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division444

  Accumulation unit value:
    Beginning of period                                                    $14.49              $14.35               N/A
    End of period                                                          $14.75              $14.49               N/A
  Accumulation units outstanding
  at the end of period                                                      1,904               698                 N/A

JNL/T. Rowe Price Established Growth Division444

  Accumulation unit value:
    Beginning of period                                                    $22.66              $21.33               N/A
    End of period                                                          $24.41              $22.66               N/A
  Accumulation units outstanding
  at the end of period                                                      2,238               575                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division484

  Accumulation unit value:
    Beginning of period                                                    $27.38              $27.51               N/A
    End of period                                                          $31.69              $27.38               N/A
  Accumulation units outstanding
  at the end of period                                                       715                 28                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division508

  Accumulation unit value:
    Beginning of period                                                     $9.34               N/A                 N/A
    End of period                                                           $9.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       55                 N/A                 N/A

JNL/JPMorgan International Value Division518

  Accumulation unit value:
    Beginning of period                                                     $8.93               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       690                N/A                 N/A

JNL/PIMCO Total Return Bond Division444

  Accumulation unit value:
    Beginning of period                                                    $13.12              $12.98               N/A
    End of period                                                          $13.43              $13.12               N/A
  Accumulation units outstanding
  at the end of period                                                     14,075              2,663                N/A

JNL/Lazard Small Cap Value Division456

  Accumulation unit value:
    Beginning of period                                                    $12.44              $11.78               N/A
    End of period                                                          $14.08              $12.44               N/A
  Accumulation units outstanding
  at the end of period                                                      2,035               310                 N/A

JNL/Lazard Mid Cap Value Division444

  Accumulation unit value:
    Beginning of period                                                    $13.56              $12.92               N/A
    End of period                                                          $16.58              $13.56               N/A
  Accumulation units outstanding
  at the end of period                                                      2,366               791                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.25               N/A                 N/A
    End of period                                                          $12.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,467               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division510

  Accumulation unit value:
    Beginning of period                                                     $7.49               N/A                 N/A
    End of period                                                           $8.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,476               N/A                 N/A

JNL/MCM Technology Sector Division575

  Accumulation unit value:
    Beginning of period                                                     $5.17               N/A                 N/A
    End of period                                                           $5.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       582                N/A                 N/A

JNL/MCM Healthcare Sector Division550

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       906                N/A                 N/A

JNL/MCM Financial Sector Division595

  Accumulation unit value:
    Beginning of period                                                    $10.83               N/A                 N/A
    End of period                                                          $11.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,039               N/A                 N/A

JNL/MCM Oil & Gas Sector Division571

  Accumulation unit value:
    Beginning of period                                                    $14.20               N/A                 N/A
    End of period                                                          $16.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       102                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I436

  Accumulation unit value:
    Beginning of period                                                    $13.72              $12.38               N/A
    End of period                                                          $13.87              $13.72               N/A
  Accumulation units outstanding
  at the end of period                                                      6,893              4,524                N/A

JNL/MCM The S&P(R) 10 Division NY I469

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.77               N/A
    End of period                                                          $12.97              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                      4,427              3,897                N/A

JNL/MCM Global 15 Division NY I436

  Accumulation unit value:
    Beginning of period                                                    $12.21              $12.13               N/A
    End of period                                                          $15.23              $12.21               N/A
  Accumulation units outstanding
  at the end of period                                                      4,155              3,976                N/A

JNL/MCM 25 Division NY I469

  Accumulation unit value:
    Beginning of period                                                    $13.28              $12.44               N/A
    End of period                                                          $15.88              $13.28               N/A
  Accumulation units outstanding
  at the end of period                                                      4,693              3,375                N/A

JNL/MCM Select Small-Cap Division NY I469

  Accumulation unit value:
    Beginning of period                                                    $15.66              $15.64               N/A
    End of period                                                          $17.23              $15.66               N/A
  Accumulation units outstanding
  at the end of period                                                      3,773              2,809                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division456

  Accumulation unit value:
    Beginning of period                                                     $6.34              $6.22                N/A
    End of period                                                           $7.38              $6.34                N/A
  Accumulation units outstanding
  at the end of period                                                      2,548               420                 N/A

JNL/FMR Balanced Division444

  Accumulation unit value:
    Beginning of period                                                     $9.25              $8.94                N/A
    End of period                                                           $9.93              $9.25                N/A
  Accumulation units outstanding
  at the end of period                                                      2,099               677                 N/A

JNL/T. Rowe Price Value Division456

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.56               N/A
    End of period                                                          $12.87              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                      2,894               247                 N/A

JNL/MCM S&P 500 Index Division508

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,461               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division441

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.41               N/A
    End of period                                                          $12.50              $10.99               N/A
  Accumulation units outstanding
  at the end of period                                                      1,561                3                  N/A

JNL/MCM Small Cap Index Division436

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.58               N/A
    End of period                                                          $12.96              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                      1,384               256                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division508

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $13.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,114               N/A                 N/A

JNL/MCM Bond Index Division508

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,436               N/A                 N/A

JNL/Oppenheimer Global Growth Division508

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $11.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       569                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division444

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.94                N/A
    End of period                                                          $10.98              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                      4,074               731                 N/A

JNL/AIM Small Cap Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.82               N/A
    End of period                                                          $11.71              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                       519                 96                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division508

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A                 N/A
    End of period                                                           $9.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division444

  Accumulation unit value:
    Beginning of period                                                    $14.43              $13.39               N/A
    End of period                                                          $16.24              $14.43               N/A
  Accumulation units outstanding
  at the end of period                                                      3,651               452                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY697

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,585               N/A                 N/A

JNL/MCM VIP Division709

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       761                N/A                 N/A

JNL/MCM JNL 5 Division722

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,459               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $11.29              $10.74               N/A
    End of period                                                          $12.13              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                      5,093              7,607                N/A

JNL/S&P Managed Growth Division436

  Accumulation unit value:
    Beginning of period                                                    $11.37              $10.82               N/A
    End of period                                                          $12.42              $11.37               N/A
  Accumulation units outstanding
  at the end of period                                                      5,795              3,281                N/A

JNL/S&P Managed Aggressive Growth Division484

  Accumulation unit value:
    Beginning of period                                                    $11.05              $11.03               N/A
    End of period                                                          $12.20              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                      7,475                70                 N/A

JNL/S&P Very Aggressive Growth Division I495

  Accumulation unit value:
    Beginning of period                                                    $10.92               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I536

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I518

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division510

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division687

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.995% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $16.30               N/A                 N/A
    End of period                                                          $16.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       426                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division512

  Accumulation unit value:
    Beginning of period                                                    $20.36               N/A                 N/A
    End of period                                                          $21.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       492                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division512

  Accumulation unit value:
    Beginning of period                                                    $14.76               N/A                 N/A
    End of period                                                          $15.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division653

  Accumulation unit value:
    Beginning of period                                                    $27.33               N/A                 N/A
    End of period                                                          $31.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       244                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division512

  Accumulation unit value:
    Beginning of period                                                     $8.72               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       503                N/A                 N/A

JNL/PIMCO Total Return Bond Division512

  Accumulation unit value:
    Beginning of period                                                    $13.21               N/A                 N/A
    End of period                                                          $13.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,440               N/A                 N/A

JNL/Lazard Small Cap Value Division512

  Accumulation unit value:
    Beginning of period                                                    $12.99               N/A                 N/A
    End of period                                                          $14.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       337                N/A                 N/A

JNL/Lazard Mid Cap Value Division512

  Accumulation unit value:
    Beginning of period                                                    $14.15               N/A                 N/A
    End of period                                                          $16.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       310                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.23               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       368                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division653

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,206               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division729

  Accumulation unit value:
    Beginning of period                                                    $16.94               N/A                 N/A
    End of period                                                          $16.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       410                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I557

  Accumulation unit value:
    Beginning of period                                                    $13.51               N/A                 N/A
    End of period                                                          $13.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       866                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I557

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $12.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,026               N/A                 N/A

JNL/MCM Global 15 Division NY I464

  Accumulation unit value:
    Beginning of period                                                    $12.30              $11.73               N/A
    End of period                                                          $15.33              $12.30               N/A
  Accumulation units outstanding
  at the end of period                                                      2,224               372                 N/A

JNL/MCM 25 Division NY I557

  Accumulation unit value:
    Beginning of period                                                    $13.83               N/A                 N/A
    End of period                                                          $15.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       845                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I464

  Accumulation unit value:
    Beginning of period                                                    $15.65              $15.96               N/A
    End of period                                                          $17.22              $15.65               N/A
  Accumulation units outstanding
  at the end of period                                                      2,156               273                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division701

  Accumulation unit value:
    Beginning of period                                                    $12.16               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,703               N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division620

  Accumulation unit value:
    Beginning of period                                                     $7.43               N/A                 N/A
    End of period                                                           $8.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,018               N/A                 N/A

JNL/AIM Large Cap Growth Division653

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,565               N/A                 N/A

JNL/AIM Small Cap Growth Division620

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $11.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,454               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division492

  Accumulation unit value:
    Beginning of period                                                    $11.39               N/A                 N/A
    End of period                                                          $12.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,791               N/A                 N/A

JNL/S&P Managed Growth Division493

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $12.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     56,762               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $12.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,046               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I512

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.00% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division709

  Accumulation unit value:
    Beginning of period                                                    $23.44               N/A                 N/A
    End of period                                                          $24.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       531                N/A                 N/A

JNL/FMR Capital Growth Division348

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.01               N/A
    End of period                                                            N/A               $17.14               N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                  N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division356

  Accumulation unit value:
    Beginning of period                                                      N/A               $18.25               N/A
    End of period                                                          $21.73              $20.00               N/A
  Accumulation units outstanding
  at the end of period                                                       980               1,580                N/A

JNL/Putnam Equity Division729

  Accumulation unit value:
    Beginning of period                                                    $18.71               N/A                 N/A
    End of period                                                          $19.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       374                N/A                 N/A

JNL/PPM America High Yield Bond Division319

  Accumulation unit value:
    Beginning of period                                                    $15.15              $13.70               N/A
    End of period                                                          $15.15              $14.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,785                N/A

JNL/Select Money Market Division643

  Accumulation unit value:
    Beginning of period                                                    $11.58               N/A                 N/A
    End of period                                                          $11.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,212               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division338

  Accumulation unit value:
    Beginning of period                                                    $17.39              $15.33               N/A
    End of period                                                          $18.71              $17.39               N/A
  Accumulation units outstanding
  at the end of period                                                      1,790              1,321                N/A

JNL/Salomon Brothers Strategic Bond Division382

  Accumulation unit value:
    Beginning of period                                                    $16.78              $15.87               N/A
    End of period                                                          $17.58              $16.78               N/A
  Accumulation units outstanding
  at the end of period                                                      3,782                -                  N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division382

  Accumulation unit value:
    Beginning of period                                                    $14.45              $14.13               N/A
    End of period                                                          $14.71              $14.45               N/A
  Accumulation units outstanding
  at the end of period                                                      2,857                -                  N/A

JNL/T. Rowe Price Established Growth Division338

  Accumulation unit value:
    Beginning of period                                                    $22.60              $19.67               N/A
    End of period                                                          $24.34              $22.60               N/A
  Accumulation units outstanding
  at the end of period                                                       659                264                 N/A

JNL/JPMorgan International Equity Division348

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.62                N/A
    End of period                                                          $12.72              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                      1,943               278                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division395

  Accumulation unit value:
    Beginning of period                                                    $27.31              $25.03               N/A
    End of period                                                          $31.60              $27.31               N/A
  Accumulation units outstanding
  at the end of period                                                       891                216                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division338

  Accumulation unit value:
    Beginning of period                                                     $8.36              $6.40                N/A
    End of period                                                          $10.05              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                       741                 -                  N/A

JNL/PIMCO Total Return Bond Division319

  Accumulation unit value:
    Beginning of period                                                    $13.09              $13.07               N/A
    End of period                                                          $13.41              $13.09               N/A
  Accumulation units outstanding
  at the end of period                                                      4,663              2,058                N/A

JNL/Lazard Small Cap Value Division338

  Accumulation unit value:
    Beginning of period                                                    $12.42              $10.08               N/A
    End of period                                                          $14.05              $12.42               N/A
  Accumulation units outstanding
  at the end of period                                                       837                 -                  N/A

JNL/Lazard Mid Cap Value Division363

  Accumulation unit value:
    Beginning of period                                                    $13.54              $11.93               N/A
    End of period                                                          $16.55              $13.54               N/A
  Accumulation units outstanding
  at the end of period                                                       863                 -                  N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.22               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,044               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division709

  Accumulation unit value:
    Beginning of period                                                     $5.40               N/A                 N/A
    End of period                                                           $5.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,436               N/A                 N/A

JNL/MCM Healthcare Sector Division606

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,406               N/A                 N/A

JNL/MCM Financial Sector Division734

  Accumulation unit value:
    Beginning of period                                                    $11.75               N/A                 N/A
    End of period                                                          $11.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       26                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division590

  Accumulation unit value:
    Beginning of period                                                    $13.98               N/A                 N/A
    End of period                                                          $16.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,916               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division734

  Accumulation unit value:
    Beginning of period                                                     $4.44               N/A                 N/A
    End of period                                                           $4.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       14                 N/A                 N/A

JNL/MCM The DowSM 10 Division NY I319

  Accumulation unit value:
    Beginning of period                                                    $13.74              $10.70               N/A
    End of period                                                          $13.87              $13.74               N/A
  Accumulation units outstanding
  at the end of period                                                     12,083              4,506                N/A

JNL/MCM The S&P(R) 10 Division NY I363

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.31               N/A
    End of period                                                          $12.96              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                      7,094                -                  N/A

JNL/MCM Global 15 Division NY I422

  Accumulation unit value:
    Beginning of period                                                    $12.30              $11.56               N/A
    End of period                                                          $15.33              $12.30               N/A
  Accumulation units outstanding
  at the end of period                                                     11,448                -                  N/A

JNL/MCM 25 Division NY I319

  Accumulation unit value:
    Beginning of period                                                    $13.27              $9.87                N/A
    End of period                                                          $15.87              $13.27               N/A
  Accumulation units outstanding
  at the end of period                                                      8,889              2,371                N/A

JNL/MCM Select Small-Cap Division NY I363

  Accumulation unit value:
    Beginning of period                                                    $15.65              $13.13               N/A
    End of period                                                          $17.22              $15.65               N/A
  Accumulation units outstanding
  at the end of period                                                      6,095                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division382

  Accumulation unit value:
    Beginning of period                                                     $6.34              $5.63                N/A
    End of period                                                           $7.37              $6.34                N/A
  Accumulation units outstanding
  at the end of period                                                       408                 -                  N/A

JNL/FMR Balanced Division729

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       511                N/A                 N/A

JNL/T. Rowe Price Value Division348

  Accumulation unit value:
    Beginning of period                                                    $11.38              $9.86                N/A
    End of period                                                          $12.85              $11.38               N/A
  Accumulation units outstanding
  at the end of period                                                     13,757              2,592                N/A

JNL/MCM S&P 500 Index Division375

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.48                N/A
    End of period                                                          $10.33              $9.57                N/A
  Accumulation units outstanding
  at the end of period                                                     29,595               278                 N/A

JNL/MCM S&P 400 MidCap Index Division387

  Accumulation unit value:
    Beginning of period                                                    $11.13              $9.47                N/A
    End of period                                                          $12.64              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                     17,656                -                  N/A

JNL/MCM Small Cap Index Division387

  Accumulation unit value:
    Beginning of period                                                    $11.25              $9.34                N/A
    End of period                                                          $12.95              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                      5,231                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division628

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $13.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,786               N/A                 N/A

JNL/MCM Bond Index Division602

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,836               N/A                 N/A

JNL/Oppenheimer Global Growth Division562

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $11.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,137               N/A                 N/A

JNL/Oppenheimer Growth Division348

  Accumulation unit value:
    Beginning of period                                                     $7.86              $7.48                N/A
    End of period                                                           $8.03              $7.86                N/A
  Accumulation units outstanding
  at the end of period                                                       350                350                 N/A

JNL/AIM Large Cap Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $10.97               N/A                 N/A
    End of period                                                          $10.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division395

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.37               N/A
    End of period                                                          $11.70              $11.17               N/A
  Accumulation units outstanding
  at the end of period                                                      1,277               260                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division415

  Accumulation unit value:
    Beginning of period                                                     $9.31              $8.69                N/A
    End of period                                                           $9.09              $9.31                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Value Division725

  Accumulation unit value:
    Beginning of period                                                    $16.01               N/A                 N/A
    End of period                                                          $16.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       740                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY727

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       790                N/A                 N/A

JNL/MCM Value Line 25 Division NY702

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,584               N/A                 N/A

JNL/MCM VIP Division728

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       231                N/A                 N/A

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,430               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division332

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.16               N/A
    End of period                                                          $12.11              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                     22,800                -                  N/A

JNL/S&P Managed Growth Division379

  Accumulation unit value:
    Beginning of period                                                    $11.35              $10.34               N/A
    End of period                                                          $12.40              $11.35               N/A
  Accumulation units outstanding
  at the end of period                                                     21,249                -                  N/A

JNL/S&P Managed Aggressive Growth Division461

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.52               N/A
    End of period                                                          $12.18              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                      2,120                -                  N/A

JNL/S&P Very Aggressive Growth Division I422

  Accumulation unit value:
    Beginning of period                                                    $10.64              $9.73                N/A
    End of period                                                          $10.84              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Growth Division I356

  Accumulation unit value:
    Beginning of period                                                     $9.94              $8.64                N/A
    End of period                                                          $10.08              $9.94                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division434

  Accumulation unit value:
    Beginning of period                                                    $10.17              $9.69                N/A
    End of period                                                          $10.31              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,715               N/A                 N/A

JNL/S&P Managed Moderate Division721

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,403               N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.02% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division559

  Accumulation unit value:
    Beginning of period                                                    $23.62               N/A                 N/A
    End of period                                                          $24.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       596                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division444

  Accumulation unit value:
    Beginning of period                                                    $16.01              $15.29               N/A
    End of period                                                          $16.48              $16.01               N/A
  Accumulation units outstanding
  at the end of period                                                      2,551              1,213                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division511

  Accumulation unit value:
    Beginning of period                                                    $16.01               N/A                 N/A
    End of period                                                          $16.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,700               N/A                 N/A

JNL/Eagle SmallCap Equity Division444

  Accumulation unit value:
    Beginning of period                                                    $15.97              $15.49               N/A
    End of period                                                          $18.59              $15.97               N/A
  Accumulation units outstanding
  at the end of period                                                      3,061               598                 N/A

JNL/Select Balanced Division471

  Accumulation unit value:
    Beginning of period                                                    $19.96              $19.36               N/A
    End of period                                                          $21.69              $19.96               N/A
  Accumulation units outstanding
  at the end of period                                                      8,642               639                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division441

  Accumulation unit value:
    Beginning of period                                                    $14.69              $14.25               N/A
    End of period                                                          $15.12              $14.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 651                 N/A

JNL/Select Money Market Division536

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $11.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,077               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division519

  Accumulation unit value:
    Beginning of period                                                    $17.89               N/A                 N/A
    End of period                                                          $18.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,135               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division540

  Accumulation unit value:
    Beginning of period                                                    $16.97               N/A                 N/A
    End of period                                                          $17.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,776               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division431

  Accumulation unit value:
    Beginning of period                                                    $14.42              $14.33               N/A
    End of period                                                          $14.68              $14.42               N/A
  Accumulation units outstanding
  at the end of period                                                      3,107                75                 N/A

JNL/T. Rowe Price Established Growth Division450

  Accumulation unit value:
    Beginning of period                                                    $22.56              $21.30               N/A
    End of period                                                          $24.29              $22.56               N/A
  Accumulation units outstanding
  at the end of period                                                      4,579               508                 N/A

JNL/JPMorgan International Equity Division507

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A                 N/A
    End of period                                                          $12.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       907                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division450

  Accumulation unit value:
    Beginning of period                                                    $27.26              $26.59               N/A
    End of period                                                          $31.54              $27.26               N/A
  Accumulation units outstanding
  at the end of period                                                      3,264               124                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division545

  Accumulation unit value:
    Beginning of period                                                     $9.10               N/A                 N/A
    End of period                                                           $9.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       821                N/A                 N/A

JNL/JPMorgan International Value Division431

  Accumulation unit value:
    Beginning of period                                                     $8.36              $7.62                N/A
    End of period                                                          $10.03              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                      7,644              2,093                N/A

JNL/PIMCO Total Return Bond Division431

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.99               N/A
    End of period                                                          $13.39              $13.08               N/A
  Accumulation units outstanding
  at the end of period                                                     31,709               838                 N/A

JNL/Lazard Small Cap Value Division441

  Accumulation unit value:
    Beginning of period                                                    $12.41              $11.39               N/A
    End of period                                                          $14.03              $12.41               N/A
  Accumulation units outstanding
  at the end of period                                                      5,278               814                 N/A

JNL/Lazard Mid Cap Value Division441

  Accumulation unit value:
    Beginning of period                                                    $13.52              $12.68               N/A
    End of period                                                          $16.53              $13.52               N/A
  Accumulation units outstanding
  at the end of period                                                      5,802              2,785                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.21               N/A                 N/A
    End of period                                                          $12.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,330               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division471

  Accumulation unit value:
    Beginning of period                                                     $7.37              $7.03                N/A
    End of period                                                           $8.04              $7.37                N/A
  Accumulation units outstanding
  at the end of period                                                     10,530              5,277                N/A

JNL/MCM Technology Sector Division562

  Accumulation unit value:
    Beginning of period                                                     $5.36               N/A                 N/A
    End of period                                                           $5.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       770                N/A                 N/A

JNL/MCM Healthcare Sector Division516

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,115               N/A                 N/A

JNL/MCM Financial Sector Division516

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,661               N/A                 N/A

JNL/MCM Oil & Gas Sector Division516

  Accumulation unit value:
    Beginning of period                                                    $13.50               N/A                 N/A
    End of period                                                          $16.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,152               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division588

  Accumulation unit value:
    Beginning of period                                                     $3.89               N/A                 N/A
    End of period                                                           $4.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       377                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I447

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.44               N/A
    End of period                                                          $13.87              $13.73               N/A
  Accumulation units outstanding
  at the end of period                                                     51,951              1,059                N/A

JNL/MCM The S&P(R) 10 Division NY I447

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.41               N/A
    End of period                                                          $12.95              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                     44,143              5,034                N/A

JNL/MCM Global 15 Division NY I447

  Accumulation unit value:
    Beginning of period                                                    $12.30              $12.02               N/A
    End of period                                                          $15.32              $12.30               N/A
  Accumulation units outstanding
  at the end of period                                                     30,090              2,320                N/A

JNL/MCM 25 Division NY I447

  Accumulation unit value:
    Beginning of period                                                    $13.27              $11.95               N/A
    End of period                                                          $15.86              $13.27               N/A
  Accumulation units outstanding
  at the end of period                                                     39,907              2,777                N/A

JNL/MCM Select Small-Cap Division NY I464

  Accumulation unit value:
    Beginning of period                                                    $15.65              $15.96               N/A
    End of period                                                          $17.21              $15.65               N/A
  Accumulation units outstanding
  at the end of period                                                     14,195              1,509                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division705

  Accumulation unit value:
    Beginning of period                                                     $6.98               N/A                 N/A
    End of period                                                           $7.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       719                N/A                 N/A

JNL/FMR Balanced Division515

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                           $9.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,803               N/A                 N/A

JNL/T. Rowe Price Value Division441

  Accumulation unit value:
    Beginning of period                                                    $11.37              $10.37               N/A
    End of period                                                          $12.84              $11.37               N/A
  Accumulation units outstanding
  at the end of period                                                     24,485              1,333                N/A

JNL/MCM S&P 500 Index Division447

  Accumulation unit value:
    Beginning of period                                                     $9.57              $9.07                N/A
    End of period                                                          $10.32              $9.57                N/A
  Accumulation units outstanding
  at the end of period                                                     46,136              3,208                N/A

JNL/MCM S&P 400 MidCap Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.72               N/A
    End of period                                                          $12.63              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                     16,875              1,796                N/A

JNL/MCM Small Cap Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.91               N/A
    End of period                                                          $12.94              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                     15,804               646                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.48               N/A
    End of period                                                          $13.35              $11.40               N/A
  Accumulation units outstanding
  at the end of period                                                     19,464               925                 N/A

JNL/MCM Bond Index Division545

  Accumulation unit value:
    Beginning of period                                                    $10.96               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,588               N/A                 N/A

JNL/Oppenheimer Global Growth Division471

  Accumulation unit value:
    Beginning of period                                                     $9.59              $9.11                N/A
    End of period                                                          $11.08              $9.59                N/A
  Accumulation units outstanding
  at the end of period                                                      7,901              1,629                N/A

JNL/Oppenheimer Growth Division559

  Accumulation unit value:
    Beginning of period                                                     $7.99               N/A                 N/A
    End of period                                                           $8.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,460               N/A                 N/A

JNL/AIM Large Cap Growth Division519

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $10.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,335               N/A                 N/A

JNL/AIM Small Cap Growth Division519

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,955               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division515

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A                 N/A
    End of period                                                           $9.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division450

  Accumulation unit value:
    Beginning of period                                                    $14.42              $13.56               N/A
    End of period                                                          $16.22              $14.42               N/A
  Accumulation units outstanding
  at the end of period                                                      7,048               971                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY714

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     50,786               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division696

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       834                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division431

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.80               N/A
    End of period                                                          $12.09              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     94,827                99                 N/A

JNL/S&P Managed Growth Division431

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.82               N/A
    End of period                                                          $12.38              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                     222,020             5,444                N/A

JNL/S&P Managed Aggressive Growth Division431

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.44               N/A
    End of period                                                          $12.16              $11.02               N/A
  Accumulation units outstanding
  at the end of period                                                     110,786               51                 N/A

JNL/S&P Very Aggressive Growth Division I517

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I490

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I519

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division612

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division507

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division631

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division705

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,671               N/A                 N/A

JNL/S&P Managed Moderate Division710

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,315               N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.045% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division644

  Accumulation unit value:
    Beginning of period                                                    $20.13               N/A                 N/A
    End of period                                                          $21.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,528               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division612

  Accumulation unit value:
    Beginning of period                                                    $14.63               N/A                 N/A
    End of period                                                          $15.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division644

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,909               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division678

  Accumulation unit value:
    Beginning of period                                                    $17.46               N/A                 N/A
    End of period                                                          $18.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,224               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division697

  Accumulation unit value:
    Beginning of period                                                    $17.25               N/A                 N/A
    End of period                                                          $17.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division651

  Accumulation unit value:
    Beginning of period                                                    $14.50               N/A                 N/A
    End of period                                                          $14.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       738                N/A                 N/A

JNL/T. Rowe Price Established Growth Division644

  Accumulation unit value:
    Beginning of period                                                    $21.41               N/A                 N/A
    End of period                                                          $24.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,041               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $28.33               N/A                 N/A
    End of period                                                          $31.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       18                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division590

  Accumulation unit value:
    Beginning of period                                                     $9.17               N/A                 N/A
    End of period                                                           $9.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       55                 N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division592

  Accumulation unit value:
    Beginning of period                                                    $12.86               N/A                 N/A
    End of period                                                          $13.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,000               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division623

  Accumulation unit value:
    Beginning of period                                                    $14.25               N/A                 N/A
    End of period                                                          $16.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       684                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.19               N/A                 N/A
    End of period                                                          $12.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,645               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division623

  Accumulation unit value:
    Beginning of period                                                     $7.24               N/A                 N/A
    End of period                                                           $8.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,693               N/A                 N/A

JNL/MCM Technology Sector Division650

  Accumulation unit value:
    Beginning of period                                                     $4.82               N/A                 N/A
    End of period                                                           $5.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       212                N/A                 N/A

JNL/MCM Healthcare Sector Division612

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,035               N/A                 N/A

JNL/MCM Financial Sector Division664

  Accumulation unit value:
    Beginning of period                                                    $11.01               N/A                 N/A
    End of period                                                          $11.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division592

  Accumulation unit value:
    Beginning of period                                                    $13.77               N/A                 N/A
    End of period                                                          $16.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       92                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I590

  Accumulation unit value:
    Beginning of period                                                    $12.94               N/A                 N/A
    End of period                                                          $13.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     58,390               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I624

  Accumulation unit value:
    Beginning of period                                                    $10.92               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,618               N/A                 N/A

JNL/MCM Global 15 Division NY I623

  Accumulation unit value:
    Beginning of period                                                    $12.75               N/A                 N/A
    End of period                                                          $15.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,028               N/A                 N/A

JNL/MCM 25 Division NY I624

  Accumulation unit value:
    Beginning of period                                                    $13.78               N/A                 N/A
    End of period                                                          $15.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,860               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I624

  Accumulation unit value:
    Beginning of period                                                    $14.31               N/A                 N/A
    End of period                                                          $17.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,762               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division592

  Accumulation unit value:
    Beginning of period                                                     $9.10               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,640               N/A                 N/A

JNL/T. Rowe Price Value Division590

  Accumulation unit value:
    Beginning of period                                                    $11.47               N/A                 N/A
    End of period                                                          $12.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,878               N/A                 N/A

JNL/MCM S&P 500 Index Division634

  Accumulation unit value:
    Beginning of period                                                     $9.23               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     58,293               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division650

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A                 N/A
    End of period                                                          $12.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,918               N/A                 N/A

JNL/MCM Small Cap Index Division623

  Accumulation unit value:
    Beginning of period                                                    $10.97               N/A                 N/A
    End of period                                                          $12.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,694               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division664

  Accumulation unit value:
    Beginning of period                                                    $11.60               N/A                 N/A
    End of period                                                          $13.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,259               N/A                 N/A

JNL/MCM Bond Index Division664

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,225               N/A                 N/A

JNL/Oppenheimer Global Growth Division590

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,409               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY697

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,981               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division713

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,581               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division592

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $12.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       125                N/A                 N/A

JNL/S&P Managed Growth Division668

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $12.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $12.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       903                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I623

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.05% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division332

  Accumulation unit value:
    Beginning of period                                                    $17.07              $13.86               N/A
    End of period                                                          $19.73              $17.07               N/A
  Accumulation units outstanding
  at the end of period                                                       963                188                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $15.97              $15.08               N/A
    End of period                                                          $16.44              $15.97               N/A
  Accumulation units outstanding
  at the end of period                                                       918                983                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $19.91              $19.91               N/A
    End of period                                                          $21.63              $19.91               N/A
  Accumulation units outstanding
  at the end of period                                                       796                796                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division325

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.64               N/A
    End of period                                                          $15.08              $14.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,324                N/A

JNL/Select Money Market Division675

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division325

  Accumulation unit value:
    Beginning of period                                                    $16.71              $16.19               N/A
    End of period                                                          $17.50              $16.71               N/A
  Accumulation units outstanding
  at the end of period                                                       447                447                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division325

  Accumulation unit value:
    Beginning of period                                                    $14.39              $14.79               N/A
    End of period                                                          $14.64              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                       370                370                 N/A

JNL/T. Rowe Price Established Growth Division317

  Accumulation unit value:
    Beginning of period                                                    $22.50              $18.51               N/A
    End of period                                                          $24.22              $22.50               N/A
  Accumulation units outstanding
  at the end of period                                                       825                825                 N/A

JNL/JPMorgan International Equity Division338

  Accumulation unit value:
    Beginning of period                                                    $11.11              $9.21                N/A
    End of period                                                          $12.66              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                      1,786              1,733                N/A

JNL/T. Rowe Price Mid-Cap Growth Division317

  Accumulation unit value:
    Beginning of period                                                    $27.19              $20.83               N/A
    End of period                                                          $31.44              $27.19               N/A
  Accumulation units outstanding
  at the end of period                                                      1,084               763                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division317

  Accumulation unit value:
    Beginning of period                                                    $13.06              $12.99               N/A
    End of period                                                          $13.36              $13.06               N/A
  Accumulation units outstanding
  at the end of period                                                      3,117              3,054                N/A

JNL/Lazard Small Cap Value Division456

  Accumulation unit value:
    Beginning of period                                                    $12.38              $11.73               N/A
    End of period                                                          $14.00              $12.38               N/A
  Accumulation units outstanding
  at the end of period                                                      2,049              2,133                N/A

JNL/Lazard Mid Cap Value Division332

  Accumulation unit value:
    Beginning of period                                                    $13.50              $11.00               N/A
    End of period                                                          $16.49              $13.50               N/A
  Accumulation units outstanding
  at the end of period                                                      2,007              1,387                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.18               N/A                 N/A
    End of period                                                          $12.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,140               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division332

  Accumulation unit value:
    Beginning of period                                                     $7.36              $6.15                N/A
    End of period                                                           $8.02              $7.36                N/A
  Accumulation units outstanding
  at the end of period                                                      4,327              3,743                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I315

  Accumulation unit value:
    Beginning of period                                                    $13.73              $10.64               N/A
    End of period                                                          $13.86              $13.73               N/A
  Accumulation units outstanding
  at the end of period                                                     11,510              6,232                N/A

JNL/MCM The S&P(R) 10 Division NY I315

  Accumulation unit value:
    Beginning of period                                                    $11.20              $9.51                N/A
    End of period                                                          $12.94              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                      7,023              5,426                N/A

JNL/MCM Global 15 Division NY I315

  Accumulation unit value:
    Beginning of period                                                    $12.29              $8.97                N/A
    End of period                                                          $15.31              $12.29               N/A
  Accumulation units outstanding
  at the end of period                                                      8,287              5,938                N/A

JNL/MCM 25 Division NY I315

  Accumulation unit value:
    Beginning of period                                                    $13.26              $9.73                N/A
    End of period                                                          $15.85              $13.26               N/A
  Accumulation units outstanding
  at the end of period                                                      7,138              6,030                N/A

JNL/MCM Select Small-Cap Division NY I315

  Accumulation unit value:
    Beginning of period                                                    $15.64              $11.25               N/A
    End of period                                                          $17.20              $15.64               N/A
  Accumulation units outstanding
  at the end of period                                                      6,098              4,792                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division325

  Accumulation unit value:
    Beginning of period                                                     $9.23              $8.51                N/A
    End of period                                                           $9.89              $9.23                N/A
  Accumulation units outstanding
  at the end of period                                                      1,827               342                 N/A

JNL/T. Rowe Price Value Division332

  Accumulation unit value:
    Beginning of period                                                    $11.36              $9.13                N/A
    End of period                                                          $12.82              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                      6,190              6,154                N/A

JNL/MCM S&P 500 Index Division332

  Accumulation unit value:
    Beginning of period                                                     $9.56              $7.99                N/A
    End of period                                                          $10.31              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                     17,368               846                 N/A

JNL/MCM S&P 400 MidCap Index Division574

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $12.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,842               N/A                 N/A

JNL/MCM Small Cap Index Division325

  Accumulation unit value:
    Beginning of period                                                    $11.24              $8.33                N/A
    End of period                                                          $12.93              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     13,954               209                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division325

  Accumulation unit value:
    Beginning of period                                                    $11.40              $8.61                N/A
    End of period                                                          $13.34              $11.40               N/A
  Accumulation units outstanding
  at the end of period                                                      9,610              1,158                N/A

JNL/MCM Bond Index Division590

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,986               N/A                 N/A

JNL/Oppenheimer Global Growth Division456

  Accumulation unit value:
    Beginning of period                                                     $9.58              $8.85                N/A
    End of period                                                          $11.07              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                      1,565              1,676                N/A

JNL/Oppenheimer Growth Division515

  Accumulation unit value:
    Beginning of period                                                     $8.12               N/A                 N/A
    End of period                                                           $8.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.17               N/A
    End of period                                                          $10.96              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                      1,523              1,523                N/A

JNL/AIM Small Cap Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.81               N/A
    End of period                                                          $11.69              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                      2,506              1,372                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division332

  Accumulation unit value:
    Beginning of period                                                    $14.41              $11.49               N/A
    End of period                                                          $16.21              $14.41               N/A
  Accumulation units outstanding
  at the end of period                                                       641                642                 N/A

JNL/MCM Nasdaq 15 Division NY695

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,468               N/A                 N/A

JNL/MCM Value Line 25 Division NY695

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,428               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,345               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division325

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.07               N/A
    End of period                                                          $12.07              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     14,232              9,468                N/A

JNL/S&P Managed Growth Division325

  Accumulation unit value:
    Beginning of period                                                    $11.32              $9.82                N/A
    End of period                                                          $12.36              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     11,614              2,475                N/A

JNL/S&P Managed Aggressive Growth Division325

  Accumulation unit value:
    Beginning of period                                                    $11.00              $9.21                N/A
    End of period                                                          $12.14              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                      6,106              1,233                N/A

JNL/S&P Very Aggressive Growth Division I590

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I418

  Accumulation unit value:
    Beginning of period                                                     $9.91              $8.95                N/A
    End of period                                                          $10.05              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,497                N/A

JNL/S&P Equity Aggressive Growth Division I418

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.15                N/A
    End of period                                                          $10.31              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 328                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division332

  Accumulation unit value:
    Beginning of period                                                     $9.86              $8.05                N/A
    End of period                                                          $10.01              $9.86                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,166                N/A

JNL/S&P Core Index 100 Division325

  Accumulation unit value:
    Beginning of period                                                    $10.16              $8.77                N/A
    End of period                                                          $10.30              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 494                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.07% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 3%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM
WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division696

  Accumulation unit value:
    Beginning of period                                                    $22.82               N/A                 N/A
    End of period                                                          $24.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       150                N/A                 N/A

JNL/FMR Capital Growth Division612

  Accumulation unit value:
    Beginning of period                                                    $17.46               N/A                 N/A
    End of period                                                          $19.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       212                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division612

  Accumulation unit value:
    Beginning of period                                                    $15.02               N/A                 N/A
    End of period                                                          $16.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       126                N/A                 N/A

JNL/Eagle SmallCap Equity Division699

  Accumulation unit value:
    Beginning of period                                                    $17.21               N/A                 N/A
    End of period                                                          $18.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Balanced Division603

  Accumulation unit value:
    Beginning of period                                                    $20.11               N/A                 N/A
    End of period                                                          $21.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       118                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division612

  Accumulation unit value:
    Beginning of period                                                    $14.59               N/A                 N/A
    End of period                                                          $15.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division612

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division595

  Accumulation unit value:
    Beginning of period                                                    $16.40               N/A                 N/A
    End of period                                                          $17.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,476               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division595

  Accumulation unit value:
    Beginning of period                                                    $14.07               N/A                 N/A
    End of period                                                          $14.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,406               N/A                 N/A

JNL/T. Rowe Price Established Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $22.52               N/A                 N/A
    End of period                                                          $24.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       515                N/A                 N/A

JNL/JPMorgan International Equity Division622

  Accumulation unit value:
    Beginning of period                                                    $10.93               N/A                 N/A
    End of period                                                          $12.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division622

  Accumulation unit value:
    Beginning of period                                                    $27.72               N/A                 N/A
    End of period                                                          $31.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division612

  Accumulation unit value:
    Beginning of period                                                     $8.54               N/A                 N/A
    End of period                                                          $10.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,873               N/A                 N/A

JNL/PIMCO Total Return Bond Division595

  Accumulation unit value:
    Beginning of period                                                    $12.84               N/A                 N/A
    End of period                                                          $13.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,405               N/A                 N/A

JNL/Lazard Small Cap Value Division603

  Accumulation unit value:
    Beginning of period                                                    $12.61               N/A                 N/A
    End of period                                                          $13.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       210                N/A                 N/A

JNL/Lazard Mid Cap Value Division612

  Accumulation unit value:
    Beginning of period                                                    $14.47               N/A                 N/A
    End of period                                                          $16.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       126                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division683

  Accumulation unit value:
    Beginning of period                                                    $12.24               N/A                 N/A
    End of period                                                          $12.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       403                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division683

  Accumulation unit value:
    Beginning of period                                                     $4.92               N/A                 N/A
    End of period                                                           $5.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,932               N/A                 N/A

JNL/MCM Healthcare Sector Division616

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,912               N/A                 N/A

JNL/MCM Financial Sector Division683

  Accumulation unit value:
    Beginning of period                                                    $10.66               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       280                N/A                 N/A

JNL/MCM Oil & Gas Sector Division683

  Accumulation unit value:
    Beginning of period                                                    $16.10               N/A                 N/A
    End of period                                                          $16.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       671                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I651

  Accumulation unit value:
    Beginning of period                                                    $12.97               N/A                 N/A
    End of period                                                          $13.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,006               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I651

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $13.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       932                N/A                 N/A

JNL/MCM Global 15 Division NY I651

  Accumulation unit value:
    Beginning of period                                                    $13.00               N/A                 N/A
    End of period                                                          $15.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       824                N/A                 N/A

JNL/MCM 25 Division NY I651

  Accumulation unit value:
    Beginning of period                                                    $13.99               N/A                 N/A
    End of period                                                          $15.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       562                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I651

  Accumulation unit value:
    Beginning of period                                                    $13.71               N/A                 N/A
    End of period                                                          $17.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       267                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division641

  Accumulation unit value:
    Beginning of period                                                     $5.97               N/A                 N/A
    End of period                                                           $7.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       16                 N/A                 N/A

JNL/FMR Balanced Division595

  Accumulation unit value:
    Beginning of period                                                     $9.23               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,293               N/A                 N/A

JNL/T. Rowe Price Value Division603

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       694                N/A                 N/A

JNL/MCM S&P 500 Index Division603

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,562               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division603

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,515               N/A                 N/A

JNL/MCM Small Cap Index Division603

  Accumulation unit value:
    Beginning of period                                                    $11.39               N/A                 N/A
    End of period                                                          $12.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,966               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division603

  Accumulation unit value:
    Beginning of period                                                    $11.73               N/A                 N/A
    End of period                                                          $13.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,559               N/A                 N/A

JNL/MCM Bond Index Division603

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,109               N/A                 N/A

JNL/Oppenheimer Global Growth Division603

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       273                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division612

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       372                N/A                 N/A

JNL/AIM Small Cap Growth Division616

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,295               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division603

  Accumulation unit value:
    Beginning of period                                                    $14.84               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       422                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY697

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,190               N/A                 N/A

JNL/MCM VIP Division709

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,823               N/A                 N/A

JNL/MCM JNL 5 Division688

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,979               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division595

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $12.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,933               N/A                 N/A

JNL/S&P Managed Growth Division683

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       265                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $12.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,748               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I603

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I606

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.095% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division261

  Accumulation unit value:
    Beginning of period                                                    $22.33              $16.61               N/A
    End of period                                                          $24.42              $22.33               N/A
  Accumulation units outstanding
  at the end of period                                                       128                107                 N/A

JNL/FMR Capital Growth Division220

  Accumulation unit value:
    Beginning of period                                                    $17.00              $12.80             $13.13
    End of period                                                          $19.65              $17.00             $12.80
  Accumulation units outstanding
  at the end of period                                                       443                443                 162

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division345

  Accumulation unit value:
    Beginning of period                                                    $15.92              $13.98               N/A
    End of period                                                          $16.37              $15.92               N/A
  Accumulation units outstanding
  at the end of period                                                       321                300                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division263

  Accumulation unit value:
    Beginning of period                                                    $15.58              $12.35               N/A
    End of period                                                          $16.23              $15.58               N/A
  Accumulation units outstanding
  at the end of period                                                      1,939                36                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division263

  Accumulation unit value:
    Beginning of period                                                    $19.83              $16.29               N/A
    End of period                                                          $21.54              $19.83               N/A
  Accumulation units outstanding
  at the end of period                                                       850                396                 N/A

JNL/Putnam Equity Division240

  Accumulation unit value:
    Beginning of period                                                    $17.06              $13.69             $13.84
    End of period                                                          $18.89              $17.06             $13.69
  Accumulation units outstanding
  at the end of period                                                      1,122              1,122               1,122

JNL/PPM America High Yield Bond Division242

  Accumulation unit value:
    Beginning of period                                                    $14.60              $12.57             $12.53
    End of period                                                          $15.02              $14.60             $12.57
  Accumulation units outstanding
  at the end of period                                                        -                5,848                 4

JNL/Select Money Market Division287

  Accumulation unit value:
    Beginning of period                                                    $11.59              $11.75               N/A
    End of period                                                          $11.44              $11.59               N/A
  Accumulation units outstanding
  at the end of period                                                      1,484               119                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division214

  Accumulation unit value:
    Beginning of period                                                    $17.25              $14.14             $14.13
    End of period                                                          $18.54              $17.25             $14.14
  Accumulation units outstanding
  at the end of period                                                       351                351                 839

JNL/Salomon Brothers Strategic Bond Division263

  Accumulation unit value:
    Beginning of period                                                    $16.64              $15.11               N/A
    End of period                                                          $17.42              $16.64               N/A
  Accumulation units outstanding
  at the end of period                                                      1,450              1,243                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division263

  Accumulation unit value:
    Beginning of period                                                    $14.33              $14.45               N/A
    End of period                                                          $14.57              $14.33               N/A
  Accumulation units outstanding
  at the end of period                                                      4,845              4,287                N/A

JNL/T. Rowe Price Established Growth Division263

  Accumulation unit value:
    Beginning of period                                                    $22.41              $16.86               N/A
    End of period                                                          $24.12              $22.41               N/A
  Accumulation units outstanding
  at the end of period                                                      1,449              1,024                N/A

JNL/JPMorgan International Equity Division327

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.05                N/A
    End of period                                                          $12.61              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                      1,160               286                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division327

  Accumulation unit value:
    Beginning of period                                                    $27.09              $21.79               N/A
    End of period                                                          $31.31              $27.09               N/A
  Accumulation units outstanding
  at the end of period                                                      1,494              1,010                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division345

  Accumulation unit value:
    Beginning of period                                                     $9.10              $8.34                N/A
    End of period                                                           $9.47              $9.10                N/A
  Accumulation units outstanding
  at the end of period                                                       480                480                 N/A

JNL/JPMorgan International Value Division328

  Accumulation unit value:
    Beginning of period                                                     $8.32              $6.25                N/A
    End of period                                                           $9.98              $8.32                N/A
  Accumulation units outstanding
  at the end of period                                                      1,498              1,460                N/A

JNL/PIMCO Total Return Bond Division210

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.69             $12.27
    End of period                                                          $13.32              $13.02             $12.69
  Accumulation units outstanding
  at the end of period                                                      8,208              5,139               3,962

JNL/Lazard Small Cap Value Division210

  Accumulation unit value:
    Beginning of period                                                    $12.35              $9.09               $8.90
    End of period                                                          $13.96              $12.35              $9.09
  Accumulation units outstanding
  at the end of period                                                      2,565              2,485                728

JNL/Lazard Mid Cap Value Division210

  Accumulation unit value:
    Beginning of period                                                    $13.46              $10.67             $10.43
    End of period                                                          $16.44              $13.46             $10.67
  Accumulation units outstanding
  at the end of period                                                      2,525              2,419               2,075

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.15               N/A                 N/A
    End of period                                                          $12.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,853               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division261

  Accumulation unit value:
    Beginning of period                                                     $7.35              $5.65                N/A
    End of period                                                           $8.00              $7.35                N/A
  Accumulation units outstanding
  at the end of period                                                       832               1,057                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division492

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       102                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I210

  Accumulation unit value:
    Beginning of period                                                    $13.72              $11.12             $10.54
    End of period                                                          $13.84              $13.72             $11.12
  Accumulation units outstanding
  at the end of period                                                      5,634              5,794                615

JNL/MCM The S&P(R) 10 Division NY I210

  Accumulation unit value:
    Beginning of period                                                    $11.20              $9.60              $10.76
    End of period                                                          $12.93              $11.20              $9.60
  Accumulation units outstanding
  at the end of period                                                      5,556              6,905                603

JNL/MCM Global 15 Division NY I210

  Accumulation unit value:
    Beginning of period                                                    $12.28              $9.65               $9.92
    End of period                                                          $15.30              $12.28              $9.65
  Accumulation units outstanding
  at the end of period                                                      4,143              4,299                653

JNL/MCM 25 Division NY I367

  Accumulation unit value:
    Beginning of period                                                    $13.25              $10.66               N/A
    End of period                                                          $15.83              $13.25               N/A
  Accumulation units outstanding
  at the end of period                                                      6,061              5,435                N/A

JNL/MCM Select Small-Cap Division NY I345

  Accumulation unit value:
    Beginning of period                                                    $15.63              $12.57               N/A
    End of period                                                          $17.18              $15.63               N/A
  Accumulation units outstanding
  at the end of period                                                      3,434              3,797                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division263

  Accumulation unit value:
    Beginning of period                                                     $9.21              $8.09                N/A
    End of period                                                           $9.87              $9.21                N/A
  Accumulation units outstanding
  at the end of period                                                      2,382              2,060                N/A

JNL/T. Rowe Price Value Division220

  Accumulation unit value:
    Beginning of period                                                    $11.34              $8.92               $8.90
    End of period                                                          $12.80              $11.34              $8.92
  Accumulation units outstanding
  at the end of period                                                      5,316              4,802                718

JNL/MCM S&P 500 Index Division214

  Accumulation unit value:
    Beginning of period                                                     $9.55              $7.65               $7.80
    End of period                                                          $10.30              $9.55               $7.65
  Accumulation units outstanding
  at the end of period                                                      4,849              1,336               1,519

JNL/MCM S&P 400 MidCap Index Division364

  Accumulation unit value:
    Beginning of period                                                    $11.13              $9.71                N/A
    End of period                                                          $12.62              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                      2,022                20                 N/A

JNL/MCM Small Cap Index Division364

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.65                N/A
    End of period                                                          $12.92              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                      2,020                20                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division364

  Accumulation unit value:
    Beginning of period                                                    $11.39              $9.42                N/A
    End of period                                                          $13.33              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                      1,797                20                 N/A

JNL/MCM Bond Index Division328

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.87               N/A
    End of period                                                          $10.89              $10.73               N/A
  Accumulation units outstanding
  at the end of period                                                      2,768               825                 N/A

JNL/Oppenheimer Global Growth Division269

  Accumulation unit value:
    Beginning of period                                                     $9.57              $6.45                N/A
    End of period                                                          $11.05              $9.57                N/A
  Accumulation units outstanding
  at the end of period                                                      1,366              1,263                N/A

JNL/Oppenheimer Growth Division327

  Accumulation unit value:
    Beginning of period                                                     $7.84              $7.14                N/A
    End of period                                                           $8.00              $7.84                N/A
  Accumulation units outstanding
  at the end of period                                                       870                870                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division284

  Accumulation unit value:
    Beginning of period                                                    $14.40              $9.80                N/A
    End of period                                                          $16.19              $14.40               N/A
  Accumulation units outstanding
  at the end of period                                                       866                876                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY727

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,153               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division210

  Accumulation unit value:
    Beginning of period                                                    $11.21              $9.72               $9.58
    End of period                                                          $12.03              $11.21              $9.72
  Accumulation units outstanding
  at the end of period                                                     60,381              27,367             12,221

JNL/S&P Managed Growth Division232

  Accumulation unit value:
    Beginning of period                                                    $11.29              $9.47               $9.75
    End of period                                                          $12.32              $11.29              $9.47
  Accumulation units outstanding
  at the end of period                                                     17,040              10,419              2,538

JNL/S&P Managed Aggressive Growth Division214

  Accumulation unit value:
    Beginning of period                                                    $10.97              $8.84               $8.89
    End of period                                                          $12.10              $10.97              $8.84
  Accumulation units outstanding
  at the end of period                                                     28,121              3,487               4,820

JNL/S&P Very Aggressive Growth Division I242

  Accumulation unit value:
    Beginning of period                                                    $10.58              $8.28               $8.44
    End of period                                                          $10.77              $10.58              $8.28
  Accumulation units outstanding
  at the end of period                                                        -                  98                  6

JNL/S&P Equity Growth Division I654

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division736

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,792               N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.10% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division511

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,152               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I536

  Accumulation unit value:
    Beginning of period                                                    $13.21               N/A                 N/A
    End of period                                                          $13.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       908                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I536

  Accumulation unit value:
    Beginning of period                                                    $11.01               N/A                 N/A
    End of period                                                          $12.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,090               N/A                 N/A

JNL/MCM Global 15 Division NY I536

  Accumulation unit value:
    Beginning of period                                                    $12.93               N/A                 N/A
    End of period                                                          $15.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       928                N/A                 N/A

JNL/MCM 25 Division NY I536

  Accumulation unit value:
    Beginning of period                                                    $13.20               N/A                 N/A
    End of period                                                          $15.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       909                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I536

  Accumulation unit value:
    Beginning of period                                                    $14.88               N/A                 N/A
    End of period                                                          $17.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       807                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division725

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,805               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division433

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.75               N/A
    End of period                                                          $12.03              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                      9,302              9,302                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.12% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division721

  Accumulation unit value:
    Beginning of period                                                    $23.96               N/A                 N/A
    End of period                                                          $24.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       468                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division628

  Accumulation unit value:
    Beginning of period                                                    $14.47               N/A                 N/A
    End of period                                                          $16.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Eagle SmallCap Equity Division610

  Accumulation unit value:
    Beginning of period                                                    $16.71               N/A                 N/A
    End of period                                                          $18.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,142               N/A                 N/A

JNL/Select Balanced Division626

  Accumulation unit value:
    Beginning of period                                                    $19.74               N/A                 N/A
    End of period                                                          $21.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,450               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division656

  Accumulation unit value:
    Beginning of period                                                    $14.84               N/A                 N/A
    End of period                                                          $14.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division705

  Accumulation unit value:
    Beginning of period                                                    $18.09               N/A                 N/A
    End of period                                                          $18.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       185                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division668

  Accumulation unit value:
    Beginning of period                                                    $16.98               N/A                 N/A
    End of period                                                          $17.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       152                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division668

  Accumulation unit value:
    Beginning of period                                                    $14.51               N/A                 N/A
    End of period                                                          $14.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       410                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division610

  Accumulation unit value:
    Beginning of period                                                    $28.43               N/A                 N/A
    End of period                                                          $31.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,058               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division610

  Accumulation unit value:
    Beginning of period                                                     $8.64               N/A                 N/A
    End of period                                                           $9.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,690               N/A                 N/A

JNL/PIMCO Total Return Bond Division668

  Accumulation unit value:
    Beginning of period                                                    $13.25               N/A                 N/A
    End of period                                                          $13.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       195                N/A                 N/A

JNL/Lazard Small Cap Value Division695

  Accumulation unit value:
    Beginning of period                                                    $12.68               N/A                 N/A
    End of period                                                          $13.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       617                N/A                 N/A

JNL/Lazard Mid Cap Value Division668

  Accumulation unit value:
    Beginning of period                                                    $14.42               N/A                 N/A
    End of period                                                          $16.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       775                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.13               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,495               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division723

  Accumulation unit value:
    Beginning of period                                                     $5.45               N/A                 N/A
    End of period                                                           $5.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       850                N/A                 N/A

JNL/MCM Healthcare Sector Division656

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,617               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division713

  Accumulation unit value:
    Beginning of period                                                    $17.30               N/A                 N/A
    End of period                                                          $16.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       636                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I587

  Accumulation unit value:
    Beginning of period                                                    $12.90               N/A                 N/A
    End of period                                                          $13.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,464               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I587

  Accumulation unit value:
    Beginning of period                                                    $11.08               N/A                 N/A
    End of period                                                          $12.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,013               N/A                 N/A

JNL/MCM Global 15 Division NY I611

  Accumulation unit value:
    Beginning of period                                                    $12.82               N/A                 N/A
    End of period                                                          $15.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,946               N/A                 N/A

JNL/MCM 25 Division NY I610

  Accumulation unit value:
    Beginning of period                                                    $14.34               N/A                 N/A
    End of period                                                          $15.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,545               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I634

  Accumulation unit value:
    Beginning of period                                                    $13.68               N/A                 N/A
    End of period                                                          $17.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,208               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division713

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,100               N/A                 N/A

JNL/T. Rowe Price Value Division610

  Accumulation unit value:
    Beginning of period                                                    $11.67               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,990               N/A                 N/A

JNL/MCM S&P 500 Index Division509

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,929               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division509

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $12.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,397               N/A                 N/A

JNL/MCM Small Cap Index Division509

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $12.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,904               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division509

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $13.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       990                N/A                 N/A

JNL/MCM Bond Index Division509

  Accumulation unit value:
    Beginning of period                                                    $10.79               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       883                N/A                 N/A

JNL/Oppenheimer Global Growth Division610

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,071               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division610

  Accumulation unit value:
    Beginning of period                                                    $14.85               N/A                 N/A
    End of period                                                          $16.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,611               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division587

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,365               N/A                 N/A

JNL/S&P Managed Growth Division587

  Accumulation unit value:
    Beginning of period                                                    $11.25               N/A                 N/A
    End of period                                                          $12.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,843               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division630

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $12.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,099               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I546

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division545

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.145% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division372

  Accumulation unit value:
    Beginning of period                                                    $15.53              $13.96               N/A
    End of period                                                          $16.16              $15.53               N/A
  Accumulation units outstanding
  at the end of period                                                      1,493              1,492                N/A

JNL/Eagle SmallCap Equity Division343

  Accumulation unit value:
    Beginning of period                                                    $15.82              $13.11               N/A
    End of period                                                          $18.40              $15.82               N/A
  Accumulation units outstanding
  at the end of period                                                      1,705              1,744                N/A

JNL/Select Balanced Division361

  Accumulation unit value:
    Beginning of period                                                    $19.75              $18.17               N/A
    End of period                                                          $21.43              $19.75               N/A
  Accumulation units outstanding
  at the end of period                                                     17,224              17,863               N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division334

  Accumulation unit value:
    Beginning of period                                                    $14.54              $13.46               N/A
    End of period                                                          $14.95              $14.54               N/A
  Accumulation units outstanding
  at the end of period                                                        -                10,085               N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division333

  Accumulation unit value:
    Beginning of period                                                    $16.57              $16.21               N/A
    End of period                                                          $17.34              $16.57               N/A
  Accumulation units outstanding
  at the end of period                                                      8,961              7,691                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division370

  Accumulation unit value:
    Beginning of period                                                    $14.27              $14.43               N/A
    End of period                                                          $14.50              $14.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,255                N/A

JNL/T. Rowe Price Established Growth Division367

  Accumulation unit value:
    Beginning of period                                                    $22.32              $20.19               N/A
    End of period                                                          $24.00              $22.32               N/A
  Accumulation units outstanding
  at the end of period                                                      2,269               743                 N/A

JNL/JPMorgan International Equity Division334

  Accumulation unit value:
    Beginning of period                                                    $11.02              $9.01                N/A
    End of period                                                          $12.55              $11.02               N/A
  Accumulation units outstanding
  at the end of period                                                       142                142                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division370

  Accumulation unit value:
    Beginning of period                                                    $26.97              $23.53               N/A
    End of period                                                          $31.16              $26.97               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 926                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division343

  Accumulation unit value:
    Beginning of period                                                    $12.98              $13.19               N/A
    End of period                                                          $13.27              $12.98               N/A
  Accumulation units outstanding
  at the end of period                                                     23,065              38,705               N/A

JNL/Lazard Small Cap Value Division334

  Accumulation unit value:
    Beginning of period                                                    $12.31              $9.59                N/A
    End of period                                                          $13.91              $12.31               N/A
  Accumulation units outstanding
  at the end of period                                                      1,467              1,517                N/A

JNL/Lazard Mid Cap Value Division334

  Accumulation unit value:
    Beginning of period                                                    $13.42              $11.08               N/A
    End of period                                                          $16.38              $13.42               N/A
  Accumulation units outstanding
  at the end of period                                                       181                181                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,837               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I334

  Accumulation unit value:
    Beginning of period                                                    $13.71              $11.05               N/A
    End of period                                                          $13.82              $13.71               N/A
  Accumulation units outstanding
  at the end of period                                                       113                114                 N/A

JNL/MCM The S&P(R) 10 Division NY I334

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.10               N/A
    End of period                                                          $12.91              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                       132                132                 N/A

JNL/MCM Global 15 Division NY I334

  Accumulation unit value:
    Beginning of period                                                    $12.27              $9.86                N/A
    End of period                                                          $15.28              $12.27               N/A
  Accumulation units outstanding
  at the end of period                                                      2,323               125                 N/A

JNL/MCM 25 Division NY I334

  Accumulation unit value:
    Beginning of period                                                    $13.24              $10.06               N/A
    End of period                                                          $15.81              $13.24               N/A
  Accumulation units outstanding
  at the end of period                                                      2,166               124                 N/A

JNL/MCM Select Small-Cap Division NY I334

  Accumulation unit value:
    Beginning of period                                                    $15.62              $11.80               N/A
    End of period                                                          $17.15              $15.62               N/A
  Accumulation units outstanding
  at the end of period                                                       103               1,073                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division334

  Accumulation unit value:
    Beginning of period                                                     $6.30              $5.21                N/A
    End of period                                                           $7.32              $6.30                N/A
  Accumulation units outstanding
  at the end of period                                                       333                333                 N/A

JNL/FMR Balanced Division357

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.72                N/A
    End of period                                                           $9.85              $9.19                N/A
  Accumulation units outstanding
  at the end of period                                                      6,129              6,125                N/A

JNL/T. Rowe Price Value Division343

  Accumulation unit value:
    Beginning of period                                                    $11.32              $9.86                N/A
    End of period                                                          $12.77              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                      2,833              2,884                N/A

JNL/MCM S&P 500 Index Division334

  Accumulation unit value:
    Beginning of period                                                     $9.55              $8.06                N/A
    End of period                                                          $10.28              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                     20,941              14,309               N/A

JNL/MCM S&P 400 MidCap Index Division357

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.40                N/A
    End of period                                                          $12.58              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                      1,152              1,072                N/A

JNL/MCM Small Cap Index Division357

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.14                N/A
    End of period                                                          $12.90              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                      1,651              1,076                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division333

  Accumulation unit value:
    Beginning of period                                                    $11.37              $8.75                N/A
    End of period                                                          $13.30              $11.37               N/A
  Accumulation units outstanding
  at the end of period                                                      1,723              1,166                N/A

JNL/MCM Bond Index Division709

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       89                 N/A                 N/A

JNL/Oppenheimer Global Growth Division343

  Accumulation unit value:
    Beginning of period                                                     $9.56              $7.71                N/A
    End of period                                                          $11.03              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                       840                873                 N/A

JNL/Oppenheimer Growth Division343

  Accumulation unit value:
    Beginning of period                                                     $7.83              $7.43                N/A
    End of period                                                           $7.98              $7.83                N/A
  Accumulation units outstanding
  at the end of period                                                       872                906                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division334

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.76                N/A
    End of period                                                          $11.65              $11.14               N/A
  Accumulation units outstanding
  at the end of period                                                       193                193                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division725

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,951               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division319

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.97                N/A
    End of period                                                          $11.99              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                     32,754              29,948               N/A

JNL/S&P Managed Growth Division325

  Accumulation unit value:
    Beginning of period                                                    $11.26              $9.78                N/A
    End of period                                                          $12.28              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     43,928              50,743               N/A

JNL/S&P Managed Aggressive Growth Division370

  Accumulation unit value:
    Beginning of period                                                    $10.94              $9.76                N/A
    End of period                                                          $12.06              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                      1,727              4,063                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.15% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division544

  Accumulation unit value:
    Beginning of period                                                    $22.94               N/A                 N/A
    End of period                                                          $24.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       582                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division544

  Accumulation unit value:
    Beginning of period                                                    $15.84               N/A                 N/A
    End of period                                                          $16.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       848                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division441

  Accumulation unit value:
    Beginning of period                                                    $15.52              $14.34               N/A
    End of period                                                          $16.15              $15.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Eagle SmallCap Equity Division441

  Accumulation unit value:
    Beginning of period                                                    $15.82              $15.01               N/A
    End of period                                                          $18.39              $15.82               N/A
  Accumulation units outstanding
  at the end of period                                                      1,930                -                  N/A

JNL/Select Balanced Division377

  Accumulation unit value:
    Beginning of period                                                    $19.74              $18.06               N/A
    End of period                                                          $21.42              $19.74               N/A
  Accumulation units outstanding
  at the end of period                                                      1,424                -                  N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division357

  Accumulation unit value:
    Beginning of period                                                    $14.53              $13.78               N/A
    End of period                                                          $14.94              $14.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division465

  Accumulation unit value:
    Beginning of period                                                    $17.17              $16.42               N/A
    End of period                                                          $18.44              $17.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers Strategic Bond Division634

  Accumulation unit value:
    Beginning of period                                                    $16.55               N/A                 N/A
    End of period                                                          $17.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,682               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division406

  Accumulation unit value:
    Beginning of period                                                    $14.26              $14.07               N/A
    End of period                                                          $14.50              $14.26               N/A
  Accumulation units outstanding
  at the end of period                                                      3,126                -                  N/A

JNL/T. Rowe Price Established Growth Division544

  Accumulation unit value:
    Beginning of period                                                    $22.21               N/A                 N/A
    End of period                                                          $23.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       603                N/A                 N/A

JNL/JPMorgan International Equity Division377

  Accumulation unit value:
    Beginning of period                                                    $11.01              $9.46                N/A
    End of period                                                          $12.54              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Mid-Cap Growth Division406

  Accumulation unit value:
    Beginning of period                                                    $26.96              $25.21               N/A
    End of period                                                          $31.14              $26.96               N/A
  Accumulation units outstanding
  at the end of period                                                      2,456                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division406

  Accumulation unit value:
    Beginning of period                                                     $9.07              $8.67                N/A
    End of period                                                           $9.43              $9.07                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division441

  Accumulation unit value:
    Beginning of period                                                     $8.29              $7.45                N/A
    End of period                                                           $9.94              $8.29                N/A
  Accumulation units outstanding
  at the end of period                                                      1,557                -                  N/A

JNL/PIMCO Total Return Bond Division377

  Accumulation unit value:
    Beginning of period                                                    $12.98              $12.78               N/A
    End of period                                                          $13.27              $12.98               N/A
  Accumulation units outstanding
  at the end of period                                                       180                 -                  N/A

JNL/Lazard Small Cap Value Division406

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.34               N/A
    End of period                                                          $13.90              $12.31               N/A
  Accumulation units outstanding
  at the end of period                                                      1,543                -                  N/A

JNL/Lazard Mid Cap Value Division357

  Accumulation unit value:
    Beginning of period                                                    $13.42              $11.60               N/A
    End of period                                                          $16.38              $13.42               N/A
  Accumulation units outstanding
  at the end of period                                                      2,344                -                  N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.10               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,109               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division544

  Accumulation unit value:
    Beginning of period                                                     $7.29               N/A                 N/A
    End of period                                                           $7.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,636               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division634

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,570               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I336

  Accumulation unit value:
    Beginning of period                                                    $13.71              $11.30               N/A
    End of period                                                          $13.82              $13.71               N/A
  Accumulation units outstanding
  at the end of period                                                     18,274                -                  N/A

JNL/MCM The S&P(R) 10 Division NY I336

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.16               N/A
    End of period                                                          $12.91              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     15,540                -                  N/A

JNL/MCM Global 15 Division NY I336

  Accumulation unit value:
    Beginning of period                                                    $12.27              $10.06               N/A
    End of period                                                          $15.28              $12.27               N/A
  Accumulation units outstanding
  at the end of period                                                     16,272                -                  N/A

JNL/MCM 25 Division NY I336

  Accumulation unit value:
    Beginning of period                                                    $13.24              $10.23               N/A
    End of period                                                          $15.81              $13.24               N/A
  Accumulation units outstanding
  at the end of period                                                     15,442                -                  N/A

JNL/MCM Select Small-Cap Division NY I336

  Accumulation unit value:
    Beginning of period                                                    $15.62              $12.12               N/A
    End of period                                                          $17.15              $15.62               N/A
  Accumulation units outstanding
  at the end of period                                                     17,132                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division411

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.74                N/A
    End of period                                                           $9.85              $9.19                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Value Division544

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,185               N/A                 N/A

JNL/MCM S&P 500 Index Division406

  Accumulation unit value:
    Beginning of period                                                     $9.54              $8.81                N/A
    End of period                                                          $10.28              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                      5,653                -                  N/A

JNL/MCM S&P 400 MidCap Index Division544

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $12.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,572               N/A                 N/A

JNL/MCM Small Cap Index Division547

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $12.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       556                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division544

  Accumulation unit value:
    Beginning of period                                                    $11.56               N/A                 N/A
    End of period                                                          $13.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,325               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division544

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,382               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division357

  Accumulation unit value:
    Beginning of period                                                    $11.14              $9.45                N/A
    End of period                                                          $11.65              $11.14               N/A
  Accumulation units outstanding
  at the end of period                                                      2,362                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division406

  Accumulation unit value:
    Beginning of period                                                    $14.39              $12.90               N/A
    End of period                                                          $16.17              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                      3,898                -                  N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division377

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.41               N/A
    End of period                                                          $11.99              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                      1,197                -                  N/A

JNL/S&P Managed Growth Division377

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.33               N/A
    End of period                                                          $12.27              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                      8,433                -                  N/A

JNL/S&P Managed Aggressive Growth Division377

  Accumulation unit value:
    Beginning of period                                                    $10.94              $9.89                N/A
    End of period                                                          $12.05              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                     31,198                -                  N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I389

  Accumulation unit value:
    Beginning of period                                                     $9.85              $8.74                N/A
    End of period                                                           $9.98              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division663

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.16% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division726

  Accumulation unit value:
    Beginning of period                                                    $17.91               N/A                 N/A
    End of period                                                          $18.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       70                 N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division692

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $11.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,136               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division719

  Accumulation unit value:
    Beginning of period                                                    $17.21               N/A                 N/A
    End of period                                                          $17.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       501                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division728

  Accumulation unit value:
    Beginning of period                                                    $14.48               N/A                 N/A
    End of period                                                          $14.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       356                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division728

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $12.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       714                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division728

  Accumulation unit value:
    Beginning of period                                                    $30.61               N/A                 N/A
    End of period                                                          $31.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       169                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division726

  Accumulation unit value:
    Beginning of period                                                    $13.78               N/A                 N/A
    End of period                                                          $13.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       91                 N/A                 N/A

JNL/Lazard Mid Cap Value Division726

  Accumulation unit value:
    Beginning of period                                                    $16.19               N/A                 N/A
    End of period                                                          $16.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       652                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division719

  Accumulation unit value:
    Beginning of period                                                    $12.33               N/A                 N/A
    End of period                                                          $12.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       744                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division719

  Accumulation unit value:
    Beginning of period                                                    $16.44               N/A                 N/A
    End of period                                                          $16.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       141                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I724

  Accumulation unit value:
    Beginning of period                                                    $13.56               N/A                 N/A
    End of period                                                          $13.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       307                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I724

  Accumulation unit value:
    Beginning of period                                                    $12.56               N/A                 N/A
    End of period                                                          $12.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       331                N/A                 N/A

JNL/MCM Global 15 Division NY I724

  Accumulation unit value:
    Beginning of period                                                    $15.14               N/A                 N/A
    End of period                                                          $15.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       275                N/A                 N/A

JNL/MCM 25 Division NY I724

  Accumulation unit value:
    Beginning of period                                                    $15.54               N/A                 N/A
    End of period                                                          $15.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       268                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I724

  Accumulation unit value:
    Beginning of period                                                    $16.52               N/A                 N/A
    End of period                                                          $17.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       252                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division726

  Accumulation unit value:
    Beginning of period                                                     $7.28               N/A                 N/A
    End of period                                                           $7.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       257                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division726

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       367                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division719

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $11.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,213               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division726

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       909                N/A                 N/A

JNL/AIM Small Cap Growth Division728

  Accumulation unit value:
    Beginning of period                                                    $11.44               N/A                 N/A
    End of period                                                          $11.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       301                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY722

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,878               N/A                 N/A

JNL/MCM VIP Division719

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,078               N/A                 N/A

JNL/MCM JNL 5 Division722

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,180               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division719

  Accumulation unit value:
    Beginning of period                                                    $11.81               N/A                 N/A
    End of period                                                          $12.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       14                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.17% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division733

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,776               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division712

  Accumulation unit value:
    Beginning of period                                                     $5.41               N/A                 N/A
    End of period                                                           $5.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       747                N/A                 N/A

JNL/MCM Healthcare Sector Division712

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,243               N/A                 N/A

JNL/MCM Financial Sector Division712

  Accumulation unit value:
    Beginning of period                                                    $11.26               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       717                N/A                 N/A

JNL/MCM Oil & Gas Sector Division712

  Accumulation unit value:
    Beginning of period                                                    $17.15               N/A                 N/A
    End of period                                                          $16.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       235                N/A                 N/A

JNL/MCM Consumer Brands Sector Division712

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       795                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I719

  Accumulation unit value:
    Beginning of period                                                    $15.23               N/A                 N/A
    End of period                                                          $15.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,409               N/A                 N/A

JNL/MCM 25 Division NY I719

  Accumulation unit value:
    Beginning of period                                                    $15.41               N/A                 N/A
    End of period                                                          $15.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,351               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I719

  Accumulation unit value:
    Beginning of period                                                    $16.45               N/A                 N/A
    End of period                                                          $17.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       816                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division712

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,518               N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division712

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $11.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       765                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division712

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,135               N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY719

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,004               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division685

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,064               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division699

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $11.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,505               N/A                 N/A

JNL/S&P Managed Growth Division691

  Accumulation unit value:
    Beginning of period                                                    $11.28               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,987               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division697

  Accumulation unit value:
    Beginning of period                                                    $11.26               N/A                 N/A
    End of period                                                          $12.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,029               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.195% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division481

  Accumulation unit value:
    Beginning of period                                                    $15.79              $15.55               N/A
    End of period                                                          $16.22              $15.79               N/A
  Accumulation units outstanding
  at the end of period                                                       128                 66                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division481

  Accumulation unit value:
    Beginning of period                                                    $15.47              $15.28               N/A
    End of period                                                          $16.09              $15.47               N/A
  Accumulation units outstanding
  at the end of period                                                       262                133                 N/A

JNL/Eagle SmallCap Equity Division697

  Accumulation unit value:
    Beginning of period                                                    $16.80               N/A                 N/A
    End of period                                                          $18.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        3                 N/A                 N/A

JNL/Select Balanced Division462

  Accumulation unit value:
    Beginning of period                                                    $19.66              $18.94               N/A
    End of period                                                          $21.33              $19.66               N/A
  Accumulation units outstanding
  at the end of period                                                      1,801               901                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division481

  Accumulation unit value:
    Beginning of period                                                    $14.47              $14.45               N/A
    End of period                                                          $14.88              $14.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  71                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division481

  Accumulation unit value:
    Beginning of period                                                    $16.50              $16.48               N/A
    End of period                                                          $17.26              $16.50               N/A
  Accumulation units outstanding
  at the end of period                                                       123                 62                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division539

  Accumulation unit value:
    Beginning of period                                                    $14.54               N/A                 N/A
    End of period                                                          $14.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,818               N/A                 N/A

JNL/T. Rowe Price Established Growth Division477

  Accumulation unit value:
    Beginning of period                                                    $22.22              $21.46               N/A
    End of period                                                          $23.89              $22.22               N/A
  Accumulation units outstanding
  at the end of period                                                       146               1,866                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division451

  Accumulation unit value:
    Beginning of period                                                    $26.85              $25.87               N/A
    End of period                                                          $31.01              $26.85               N/A
  Accumulation units outstanding
  at the end of period                                                       45                  23                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division681

  Accumulation unit value:
    Beginning of period                                                     $8.83               N/A                 N/A
    End of period                                                           $9.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       10                 N/A                 N/A

JNL/PIMCO Total Return Bond Division448

  Accumulation unit value:
    Beginning of period                                                    $12.95              $12.81               N/A
    End of period                                                          $13.23              $12.95               N/A
  Accumulation units outstanding
  at the end of period                                                      1,689              1,911                N/A

JNL/Lazard Small Cap Value Division481

  Accumulation unit value:
    Beginning of period                                                    $12.28              $12.20               N/A
    End of period                                                          $13.86              $12.28               N/A
  Accumulation units outstanding
  at the end of period                                                       517                 67                 N/A

JNL/Lazard Mid Cap Value Division481

  Accumulation unit value:
    Beginning of period                                                    $13.38              $13.24               N/A
    End of period                                                          $16.33              $13.38               N/A
  Accumulation units outstanding
  at the end of period                                                       427                 46                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.07               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       173                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division477

  Accumulation unit value:
    Beginning of period                                                     $7.31              $7.09                N/A
    End of period                                                           $7.96              $7.31                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Technology Sector Division514

  Accumulation unit value:
    Beginning of period                                                     $5.79               N/A                 N/A
    End of period                                                           $5.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       416                N/A                 N/A

JNL/MCM Healthcare Sector Division514

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $10.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       335                N/A                 N/A

JNL/MCM Financial Sector Division514

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $11.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       217                N/A                 N/A

JNL/MCM Oil & Gas Sector Division514

  Accumulation unit value:
    Beginning of period                                                    $13.39               N/A                 N/A
    End of period                                                          $16.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       180                N/A                 N/A

JNL/MCM Consumer Brands Sector Division514

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       243                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I449

  Accumulation unit value:
    Beginning of period                                                    $13.67              $12.37               N/A
    End of period                                                          $13.81              $13.67               N/A
  Accumulation units outstanding
  at the end of period                                                       16                4,770                N/A

JNL/MCM The S&P(R) 10 Division NY I451

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.25               N/A
    End of period                                                          $12.90              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                       109                 56                 N/A

JNL/MCM Global 15 Division NY I449

  Accumulation unit value:
    Beginning of period                                                    $12.37              $11.92               N/A
    End of period                                                          $15.40              $12.37               N/A
  Accumulation units outstanding
  at the end of period                                                      1,583                1                  N/A

JNL/MCM 25 Division NY I451

  Accumulation unit value:
    Beginning of period                                                    $13.23              $11.87               N/A
    End of period                                                          $15.79              $13.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,047                N/A

JNL/MCM Select Small-Cap Division NY I451

  Accumulation unit value:
    Beginning of period                                                    $15.61              $15.27               N/A
    End of period                                                          $17.13              $15.61               N/A
  Accumulation units outstanding
  at the end of period                                                       78                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division689

  Accumulation unit value:
    Beginning of period                                                     $6.44               N/A                 N/A
    End of period                                                           $7.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       54                 N/A                 N/A

JNL/FMR Balanced Division481

  Accumulation unit value:
    Beginning of period                                                     $9.18              $9.10                N/A
    End of period                                                           $9.82              $9.18                N/A
  Accumulation units outstanding
  at the end of period                                                       221                112                 N/A

JNL/T. Rowe Price Value Division477

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.88               N/A
    End of period                                                          $12.74              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                       920               2,551                N/A

JNL/MCM S&P 500 Index Division449

  Accumulation unit value:
    Beginning of period                                                     $9.61              $9.08                N/A
    End of period                                                          $10.35              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                     10,933              5,505                N/A

JNL/MCM S&P 400 MidCap Index Division585

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,686               N/A                 N/A

JNL/MCM Small Cap Index Division585

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $12.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,699               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division585

  Accumulation unit value:
    Beginning of period                                                    $11.19               N/A                 N/A
    End of period                                                          $13.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,026               N/A                 N/A

JNL/MCM Bond Index Division585

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,912               N/A                 N/A

JNL/Oppenheimer Global Growth Division481

  Accumulation unit value:
    Beginning of period                                                     $9.54              $9.29                N/A
    End of period                                                          $11.01              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                      1,710               110                 N/A

JNL/Oppenheimer Growth Division689

  Accumulation unit value:
    Beginning of period                                                     $7.27               N/A                 N/A
    End of period                                                           $7.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       55                 N/A                 N/A

JNL/AIM Large Cap Growth Division481

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.98                N/A
    End of period                                                          $10.91              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                       209                102                 N/A

JNL/AIM Small Cap Growth Division451

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.91               N/A
    End of period                                                          $11.64              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                       42                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division481

  Accumulation unit value:
    Beginning of period                                                    $14.39              $14.18               N/A
    End of period                                                          $16.15              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                       608                 72                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY697

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,335               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division722

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,908               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.77               N/A
    End of period                                                          $11.95              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                      2,204              2,071                N/A

JNL/S&P Managed Growth Division449

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.80               N/A
    End of period                                                          $12.04              $11.04               N/A
  Accumulation units outstanding
  at the end of period                                                      3,805              3,990                N/A

JNL/S&P Managed Aggressive Growth Division451

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.37               N/A
    End of period                                                          $12.02              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 629                 N/A

JNL/S&P Very Aggressive Growth Division I462

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.04               N/A
    End of period                                                          $10.71              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 654                 N/A

JNL/S&P Equity Growth Division I451

  Accumulation unit value:
    Beginning of period                                                     $9.83              $9.29                N/A
    End of period                                                           $9.96              $9.83                N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,648                N/A

JNL/S&P Equity Aggressive Growth Division I451

  Accumulation unit value:
    Beginning of period                                                    $10.05              $9.52                N/A
    End of period                                                          $10.21              $10.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 685                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division481

  Accumulation unit value:
    Beginning of period                                                    $10.13              $10.03               N/A
    End of period                                                          $10.26              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 102                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division687

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.20% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division698

  Accumulation unit value:
    Beginning of period                                                    $22.82               N/A                 N/A
    End of period                                                          $24.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       126                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division698

  Accumulation unit value:
    Beginning of period                                                    $16.91               N/A                 N/A
    End of period                                                          $18.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       170                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division695

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $11.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division695

  Accumulation unit value:
    Beginning of period                                                    $28.48               N/A                 N/A
    End of period                                                          $30.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       407                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division698

  Accumulation unit value:
    Beginning of period                                                     $9.22               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       417                N/A                 N/A

JNL/PIMCO Total Return Bond Division695

  Accumulation unit value:
    Beginning of period                                                    $13.22               N/A                 N/A
    End of period                                                          $13.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       489                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division706

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       174                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division706

  Accumulation unit value:
    Beginning of period                                                    $16.03               N/A                 N/A
    End of period                                                          $16.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       160                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I695

  Accumulation unit value:
    Beginning of period                                                    $12.72               N/A                 N/A
    End of period                                                          $13.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,179               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I695

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $12.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,384               N/A                 N/A

JNL/MCM Global 15 Division NY I695

  Accumulation unit value:
    Beginning of period                                                    $13.91               N/A                 N/A
    End of period                                                          $15.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,967               N/A                 N/A

JNL/MCM 25 Division NY I695

  Accumulation unit value:
    Beginning of period                                                    $14.65               N/A                 N/A
    End of period                                                          $15.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,897               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I695

  Accumulation unit value:
    Beginning of period                                                    $15.15               N/A                 N/A
    End of period                                                          $17.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,801               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division706

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,433               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division706

  Accumulation unit value:
    Beginning of period                                                    $11.96               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,572               N/A                 N/A

JNL/MCM Small Cap Index Division706

  Accumulation unit value:
    Beginning of period                                                    $12.24               N/A                 N/A
    End of period                                                          $12.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,431               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division706

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A                 N/A
    End of period                                                          $13.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,936               N/A                 N/A

JNL/MCM Bond Index Division709

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,684               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division698

  Accumulation unit value:
    Beginning of period                                                    $15.49               N/A                 N/A
    End of period                                                          $16.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       124                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY698

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       550                N/A                 N/A

JNL/MCM VIP Division706

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       816                N/A                 N/A

JNL/MCM JNL 5 Division706

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       827                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division703

  Accumulation unit value:
    Beginning of period                                                    $11.75               N/A                 N/A
    End of period                                                          $12.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,255               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.21% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division704

  Accumulation unit value:
    Beginning of period                                                    $15.66               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division704

  Accumulation unit value:
    Beginning of period                                                    $15.57               N/A                 N/A
    End of period                                                          $16.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division704

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $11.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division704

  Accumulation unit value:
    Beginning of period                                                    $17.01               N/A                 N/A
    End of period                                                          $17.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division704

  Accumulation unit value:
    Beginning of period                                                    $14.36               N/A                 N/A
    End of period                                                          $14.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division704

  Accumulation unit value:
    Beginning of period                                                    $23.12               N/A                 N/A
    End of period                                                          $23.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division704

  Accumulation unit value:
    Beginning of period                                                    $13.19               N/A                 N/A
    End of period                                                          $13.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division704

  Accumulation unit value:
    Beginning of period                                                    $12.27               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division723

  Accumulation unit value:
    Beginning of period                                                     $5.43               N/A                 N/A
    End of period                                                           $5.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       693                N/A                 N/A

JNL/MCM Healthcare Sector Division723

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       375                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division723

  Accumulation unit value:
    Beginning of period                                                    $16.20               N/A                 N/A
    End of period                                                          $16.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       232                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I723

  Accumulation unit value:
    Beginning of period                                                    $13.36               N/A                 N/A
    End of period                                                          $13.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       376                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I723

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $12.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       302                N/A                 N/A

JNL/MCM Global 15 Division NY I723

  Accumulation unit value:
    Beginning of period                                                    $14.95               N/A                 N/A
    End of period                                                          $15.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       882                N/A                 N/A

JNL/MCM 25 Division NY I723

  Accumulation unit value:
    Beginning of period                                                    $15.38               N/A                 N/A
    End of period                                                          $15.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       326                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I723

  Accumulation unit value:
    Beginning of period                                                    $16.29               N/A                 N/A
    End of period                                                          $17.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       154                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division704

  Accumulation unit value:
    Beginning of period                                                    $12.24               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 500 Index Division723

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $10.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,111               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division723

  Accumulation unit value:
    Beginning of period                                                    $12.16               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       516                N/A                 N/A

JNL/MCM Small Cap Index Division723

  Accumulation unit value:
    Beginning of period                                                    $12.50               N/A                 N/A
    End of period                                                          $12.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       502                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division723

  Accumulation unit value:
    Beginning of period                                                    $12.62               N/A                 N/A
    End of period                                                          $13.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,490               N/A                 N/A

JNL/MCM Bond Index Division733

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       769                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division704

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division704

  Accumulation unit value:
    Beginning of period                                                    $15.78               N/A                 N/A
    End of period                                                          $16.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY733

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       740                N/A                 N/A

JNL/MCM VIP Division723

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,632               N/A                 N/A

JNL/MCM JNL 5 Division733

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       770                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division733

  Accumulation unit value:
    Beginning of period                                                    $12.14               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       685                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.22% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%
PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division654

  Accumulation unit value:
    Beginning of period                                                    $21.79               N/A                 N/A
    End of period                                                          $24.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division570

  Accumulation unit value:
    Beginning of period                                                    $15.10               N/A                 N/A
    End of period                                                          $16.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       795                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division521

  Accumulation unit value:
    Beginning of period                                                    $20.02               N/A                 N/A
    End of period                                                          $21.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,671               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division521

  Accumulation unit value:
    Beginning of period                                                    $14.48               N/A                 N/A
    End of period                                                          $14.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division514

  Accumulation unit value:
    Beginning of period                                                    $23.01               N/A                 N/A
    End of period                                                          $23.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,210               N/A                 N/A

JNL/JPMorgan International Equity Division594

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       808                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division514

  Accumulation unit value:
    Beginning of period                                                    $28.08               N/A                 N/A
    End of period                                                          $30.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,268               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division521

  Accumulation unit value:
    Beginning of period                                                     $9.13               N/A                 N/A
    End of period                                                           $9.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,012               N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division514

  Accumulation unit value:
    Beginning of period                                                    $13.06               N/A                 N/A
    End of period                                                          $13.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,788               N/A                 N/A

JNL/Lazard Small Cap Value Division557

  Accumulation unit value:
    Beginning of period                                                    $12.62               N/A                 N/A
    End of period                                                          $13.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,897               N/A                 N/A

JNL/Lazard Mid Cap Value Division570

  Accumulation unit value:
    Beginning of period                                                    $14.06               N/A                 N/A
    End of period                                                          $16.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       837                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       191                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division514

  Accumulation unit value:
    Beginning of period                                                     $7.58               N/A                 N/A
    End of period                                                           $7.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,688               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division570

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       290                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I473

  Accumulation unit value:
    Beginning of period                                                    $13.69              $13.02               N/A
    End of period                                                          $13.80              $13.69               N/A
  Accumulation units outstanding
  at the end of period                                                      2,476               813                 N/A

JNL/MCM The S&P(R) 10 Division NY I473

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.77               N/A
    End of period                                                          $12.89              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                      1,795               983                 N/A

JNL/MCM Global 15 Division NY I473

  Accumulation unit value:
    Beginning of period                                                    $12.26              $11.91               N/A
    End of period                                                          $15.25              $12.26               N/A
  Accumulation units outstanding
  at the end of period                                                      1,500               889                 N/A

JNL/MCM 25 Division NY I473

  Accumulation unit value:
    Beginning of period                                                    $13.23              $12.65               N/A
    End of period                                                          $15.78              $13.23               N/A
  Accumulation units outstanding
  at the end of period                                                      1,413               837                 N/A

JNL/MCM Select Small-Cap Division NY I473

  Accumulation unit value:
    Beginning of period                                                    $15.60              $15.56               N/A
    End of period                                                          $17.13              $15.60               N/A
  Accumulation units outstanding
  at the end of period                                                      1,330               680                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division514

  Accumulation unit value:
    Beginning of period                                                    $11.72               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,162               N/A                 N/A

JNL/MCM S&P 500 Index Division521

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $10.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,117               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division654

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                          $13.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division557

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,499               N/A                 N/A

JNL/Oppenheimer Growth Division570

  Accumulation unit value:
    Beginning of period                                                     $7.87               N/A                 N/A
    End of period                                                           $7.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,525               N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division521

  Accumulation unit value:
    Beginning of period                                                    $14.75               N/A                 N/A
    End of period                                                          $16.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       626                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.69               N/A
    End of period                                                          $11.93              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                       286                290                 N/A

JNL/S&P Managed Growth Division536

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,620               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division634

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $12.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,200               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I526

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I498

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.220% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%
PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.245% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division545

  Accumulation unit value:
    Beginning of period                                                    $15.64               N/A                 N/A
    End of period                                                          $16.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       66                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division545

  Accumulation unit value:
    Beginning of period                                                    $15.28               N/A                 N/A
    End of period                                                          $16.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       136                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division545

  Accumulation unit value:
    Beginning of period                                                    $19.78               N/A                 N/A
    End of period                                                          $21.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       53                 N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division470

  Accumulation unit value:
    Beginning of period                                                    $14.41              $14.30               N/A
    End of period                                                          $14.81              $14.41               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,059                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division470

  Accumulation unit value:
    Beginning of period                                                    $16.43              $16.33               N/A
    End of period                                                          $17.17              $16.43               N/A
  Accumulation units outstanding
  at the end of period                                                       311               4,933                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division631

  Accumulation unit value:
    Beginning of period                                                    $14.07               N/A                 N/A
    End of period                                                          $14.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division545

  Accumulation unit value:
    Beginning of period                                                    $26.87               N/A                 N/A
    End of period                                                          $30.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       39                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division480

  Accumulation unit value:
    Beginning of period                                                    $12.91              $12.93               N/A
    End of period                                                          $13.18              $12.91               N/A
  Accumulation units outstanding
  at the end of period                                                     20,571               789                 N/A

JNL/Lazard Small Cap Value Division545

  Accumulation unit value:
    Beginning of period                                                    $12.38               N/A                 N/A
    End of period                                                          $13.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       84                 N/A                 N/A

JNL/Lazard Mid Cap Value Division545

  Accumulation unit value:
    Beginning of period                                                    $14.00               N/A                 N/A
    End of period                                                          $16.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       74                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.03               N/A                 N/A
    End of period                                                          $12.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       962                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division480

  Accumulation unit value:
    Beginning of period                                                     $7.30              $7.18                N/A
    End of period                                                           $7.94              $7.30                N/A
  Accumulation units outstanding
  at the end of period                                                      1,419              1,420                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I505

  Accumulation unit value:
    Beginning of period                                                    $13.76               N/A                 N/A
    End of period                                                          $13.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,515               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I505

  Accumulation unit value:
    Beginning of period                                                    $11.19               N/A                 N/A
    End of period                                                          $12.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,018               N/A                 N/A

JNL/MCM Global 15 Division NY I505

  Accumulation unit value:
    Beginning of period                                                    $12.97               N/A                 N/A
    End of period                                                          $15.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,523               N/A                 N/A

JNL/MCM 25 Division NY I505

  Accumulation unit value:
    Beginning of period                                                    $13.25               N/A                 N/A
    End of period                                                          $15.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,468               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I480

  Accumulation unit value:
    Beginning of period                                                    $15.60              $15.57               N/A
    End of period                                                          $17.11              $15.60               N/A
  Accumulation units outstanding
  at the end of period                                                      2,447               262                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division545

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $12.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       278                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division480

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.98               N/A
    End of period                                                          $12.55              $11.08               N/A
  Accumulation units outstanding
  at the end of period                                                       186                186                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division545

  Accumulation unit value:
    Beginning of period                                                    $10.90               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       95                 N/A                 N/A

JNL/Oppenheimer Global Growth Division545

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                          $10.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       215                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division545

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       102                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division545

  Accumulation unit value:
    Beginning of period                                                    $14.41               N/A                 N/A
    End of period                                                          $16.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       72                 N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY706

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,861               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division721

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,757               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division470

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.84               N/A
    End of period                                                          $11.91              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                      3,420              11,015               N/A

JNL/S&P Managed Growth Division470

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.89               N/A
    End of period                                                          $12.20              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,023                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.25% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division620

  Accumulation unit value:
    Beginning of period                                                    $21.84               N/A                 N/A
    End of period                                                          $24.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       588                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division620

  Accumulation unit value:
    Beginning of period                                                    $19.13               N/A                 N/A
    End of period                                                          $21.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       337                N/A                 N/A

JNL/Alger Growth Division587

  Accumulation unit value:
    Beginning of period                                                    $15.61               N/A                 N/A
    End of period                                                          $16.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division587

  Accumulation unit value:
    Beginning of period                                                    $19.59               N/A                 N/A
    End of period                                                          $21.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       665                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division587

  Accumulation unit value:
    Beginning of period                                                    $14.13               N/A                 N/A
    End of period                                                          $14.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division714

  Accumulation unit value:
    Beginning of period                                                    $11.28               N/A                 N/A
    End of period                                                          $11.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,952               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division587

  Accumulation unit value:
    Beginning of period                                                    $21.97               N/A                 N/A
    End of period                                                          $23.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,032               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division587

  Accumulation unit value:
    Beginning of period                                                    $27.53               N/A                 N/A
    End of period                                                          $30.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,137               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division587

  Accumulation unit value:
    Beginning of period                                                     $8.35               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       753                N/A                 N/A

JNL/PIMCO Total Return Bond Division686

  Accumulation unit value:
    Beginning of period                                                    $13.17               N/A                 N/A
    End of period                                                          $13.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       424                N/A                 N/A

JNL/Lazard Small Cap Value Division587

  Accumulation unit value:
    Beginning of period                                                    $12.37               N/A                 N/A
    End of period                                                          $13.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,148               N/A                 N/A

JNL/Lazard Mid Cap Value Division698

  Accumulation unit value:
    Beginning of period                                                    $15.14               N/A                 N/A
    End of period                                                          $16.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,986               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.02               N/A                 N/A
    End of period                                                          $12.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       767                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division587

  Accumulation unit value:
    Beginning of period                                                     $7.31               N/A                 N/A
    End of period                                                           $7.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       882                N/A                 N/A

JNL/MCM Technology Sector Division620

  Accumulation unit value:
    Beginning of period                                                     $4.86               N/A                 N/A
    End of period                                                           $5.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,326               N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division686

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $11.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       244                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I587

  Accumulation unit value:
    Beginning of period                                                    $12.86               N/A                 N/A
    End of period                                                          $13.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,739               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I589

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $12.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,392               N/A                 N/A

JNL/MCM Global 15 Division NY I594

  Accumulation unit value:
    Beginning of period                                                    $12.70               N/A                 N/A
    End of period                                                          $15.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,124               N/A                 N/A

JNL/MCM 25 Division NY I594

  Accumulation unit value:
    Beginning of period                                                    $13.94               N/A                 N/A
    End of period                                                          $15.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,503               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I594

  Accumulation unit value:
    Beginning of period                                                    $15.06               N/A                 N/A
    End of period                                                          $17.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,722               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division587

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       383                N/A                 N/A

JNL/T. Rowe Price Value Division587

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $12.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,093               N/A                 N/A

JNL/MCM S&P 500 Index Division587

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                          $10.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,643               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division587

  Accumulation unit value:
    Beginning of period                                                    $11.25               N/A                 N/A
    End of period                                                          $12.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,605               N/A                 N/A

JNL/MCM Small Cap Index Division587

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,611               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division587

  Accumulation unit value:
    Beginning of period                                                    $11.31               N/A                 N/A
    End of period                                                          $13.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,610               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division587

  Accumulation unit value:
    Beginning of period                                                     $9.48               N/A                 N/A
    End of period                                                          $10.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,204               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division574

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division574

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $11.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division587

  Accumulation unit value:
    Beginning of period                                                    $14.55               N/A                 N/A
    End of period                                                          $16.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,074               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY714

  Accumulation unit value:
    Beginning of period                                                    $10.79               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       556                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division729

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,830               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division587

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $11.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,773               N/A                 N/A

JNL/S&P Managed Growth Division650

  Accumulation unit value:
    Beginning of period                                                    $11.05               N/A                 N/A
    End of period                                                          $12.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,014               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division587

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $11.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division729

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,449               N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.27% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division507

  Accumulation unit value:
    Beginning of period                                                    $16.11               N/A                 N/A
    End of period                                                          $16.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,416               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division520

  Accumulation unit value:
    Beginning of period                                                    $15.69               N/A                 N/A
    End of period                                                          $15.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,589               N/A                 N/A

JNL/Eagle SmallCap Equity Division562

  Accumulation unit value:
    Beginning of period                                                    $16.57               N/A                 N/A
    End of period                                                          $18.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       534                N/A                 N/A

JNL/Select Balanced Division520

  Accumulation unit value:
    Beginning of period                                                    $19.93               N/A                 N/A
    End of period                                                          $21.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,859               N/A                 N/A

JNL/Putnam Equity Division518

  Accumulation unit value:
    Beginning of period                                                    $17.42               N/A                 N/A
    End of period                                                          $18.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       236                N/A                 N/A

JNL/PPM America High Yield Bond Division476

  Accumulation unit value:
    Beginning of period                                                    $14.38              $14.29               N/A
    End of period                                                          $14.77              $14.38               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  72                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division518

  Accumulation unit value:
    Beginning of period                                                    $17.54               N/A                 N/A
    End of period                                                          $18.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       235                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division441

  Accumulation unit value:
    Beginning of period                                                    $16.39              $16.05               N/A
    End of period                                                          $17.13              $16.39               N/A
  Accumulation units outstanding
  at the end of period                                                      4,027               705                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $22.08              $20.44               N/A
    End of period                                                          $23.71              $22.08               N/A
  Accumulation units outstanding
  at the end of period                                                      3,955              1,503                N/A

JNL/JPMorgan International Equity Division419

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.62                N/A
    End of period                                                          $12.40              $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                       80                  80                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division419

  Accumulation unit value:
    Beginning of period                                                    $26.68              $23.72               N/A
    End of period                                                          $30.79              $26.68               N/A
  Accumulation units outstanding
  at the end of period                                                      4,967              2,895                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division441

  Accumulation unit value:
    Beginning of period                                                     $9.00              $8.61                N/A
    End of period                                                           $9.36              $9.00                N/A
  Accumulation units outstanding
  at the end of period                                                      4,742              4,742                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division441

  Accumulation unit value:
    Beginning of period                                                    $12.89              $12.80               N/A
    End of period                                                          $13.16              $12.89               N/A
  Accumulation units outstanding
  at the end of period                                                     23,664              1,612                N/A

JNL/Lazard Small Cap Value Division441

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.23               N/A
    End of period                                                          $13.79              $12.23               N/A
  Accumulation units outstanding
  at the end of period                                                      3,034               907                 N/A

JNL/Lazard Mid Cap Value Division441

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.50               N/A
    End of period                                                          $16.25              $13.33               N/A
  Accumulation units outstanding
  at the end of period                                                      2,738               817                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.01               N/A                 N/A
    End of period                                                          $12.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       242                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division520

  Accumulation unit value:
    Beginning of period                                                     $7.47               N/A                 N/A
    End of period                                                           $7.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,002               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division561

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,278               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I470

  Accumulation unit value:
    Beginning of period                                                    $13.68              $12.84               N/A
    End of period                                                          $13.78              $13.68               N/A
  Accumulation units outstanding
  at the end of period                                                     14,105              5,059                N/A

JNL/MCM The S&P(R) 10 Division NY I470

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.80               N/A
    End of period                                                          $12.88              $11.17               N/A
  Accumulation units outstanding
  at the end of period                                                     16,537              6,088                N/A

JNL/MCM Global 15 Division NY I470

  Accumulation unit value:
    Beginning of period                                                    $12.25              $11.82               N/A
    End of period                                                          $15.23              $12.25               N/A
  Accumulation units outstanding
  at the end of period                                                     13,984              3,605                N/A

JNL/MCM 25 Division NY I470

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.59               N/A
    End of period                                                          $15.76              $13.22               N/A
  Accumulation units outstanding
  at the end of period                                                     14,594              5,190                N/A

JNL/MCM Select Small-Cap Division NY I470

  Accumulation unit value:
    Beginning of period                                                    $15.59              $15.63               N/A
    End of period                                                          $17.10              $15.59               N/A
  Accumulation units outstanding
  at the end of period                                                     10,239              1,906                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division419

  Accumulation unit value:
    Beginning of period                                                     $9.15              $8.62                N/A
    End of period                                                           $9.79              $9.15                N/A
  Accumulation units outstanding
  at the end of period                                                       639                239                 N/A

JNL/T. Rowe Price Value Division419

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.90                N/A
    End of period                                                          $12.69              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                     20,316              2,507                N/A

JNL/MCM S&P 500 Index Division474

  Accumulation unit value:
    Beginning of period                                                     $9.52              $9.20                N/A
    End of period                                                          $10.25              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                     62,541              24,006               N/A

JNL/MCM S&P 400 MidCap Index Division474

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.89               N/A
    End of period                                                          $12.54              $11.08               N/A
  Accumulation units outstanding
  at the end of period                                                     35,748              14,231               N/A

JNL/MCM Small Cap Index Division474

  Accumulation unit value:
    Beginning of period                                                    $11.19              $11.01               N/A
    End of period                                                          $12.85              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     27,313              13,282               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division474

  Accumulation unit value:
    Beginning of period                                                    $11.35              $10.84               N/A
    End of period                                                          $13.25              $11.35               N/A
  Accumulation units outstanding
  at the end of period                                                     16,480              14,288               N/A

JNL/MCM Bond Index Division474

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.68               N/A
    End of period                                                          $10.83              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                     23,791              13,688               N/A

JNL/Oppenheimer Global Growth Division441

  Accumulation unit value:
    Beginning of period                                                     $9.53              $8.76                N/A
    End of period                                                          $10.98              $9.53                N/A
  Accumulation units outstanding
  at the end of period                                                      3,503              3,503                N/A

JNL/Oppenheimer Growth Division476

  Accumulation unit value:
    Beginning of period                                                     $7.80              $7.57                N/A
    End of period                                                           $7.95              $7.80                N/A
  Accumulation units outstanding
  at the end of period                                                      6,701               272                 N/A

JNL/AIM Large Cap Growth Division476

  Accumulation unit value:
    Beginning of period                                                    $10.12              $9.70                N/A
    End of period                                                          $10.88              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                      5,640               212                 N/A

JNL/AIM Small Cap Growth Division419

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.05               N/A
    End of period                                                          $11.61              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                      3,275              1,015                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division507

  Accumulation unit value:
    Beginning of period                                                     $9.35               N/A                 N/A
    End of period                                                           $9.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division568

  Accumulation unit value:
    Beginning of period                                                    $14.52               N/A                 N/A
    End of period                                                          $16.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,805               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY685

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,547               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division728

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,813               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division478

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.97               N/A
    End of period                                                          $11.89              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                     33,071              3,644                N/A

JNL/S&P Managed Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.69               N/A
    End of period                                                          $12.18              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                     43,999              14,759               N/A

JNL/S&P Managed Aggressive Growth Division497

  Accumulation unit value:
    Beginning of period                                                    $11.16               N/A                 N/A
    End of period                                                          $11.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     418,743              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I500

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I442

  Accumulation unit value:
    Beginning of period                                                     $9.79              $9.23                N/A
    End of period                                                           $9.91              $9.79                N/A
  Accumulation units outstanding
  at the end of period                                                        -                22,031               N/A

JNL/S&P Equity Aggressive Growth Division I500

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division434

  Accumulation unit value:
    Beginning of period                                                     $9.82              $9.32                N/A
    End of period                                                           $9.95              $9.82                N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,275                N/A

JNL/S&P Core Index 100 Division519

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $10.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.295% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division621

  Accumulation unit value:
    Beginning of period                                                    $21.61               N/A                 N/A
    End of period                                                          $23.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       256                N/A                 N/A

JNL/FMR Capital Growth Division679

  Accumulation unit value:
    Beginning of period                                                    $16.96               N/A                 N/A
    End of period                                                          $19.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       446                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division604

  Accumulation unit value:
    Beginning of period                                                    $15.48               N/A                 N/A
    End of period                                                          $16.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       112                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division617

  Accumulation unit value:
    Beginning of period                                                    $14.71               N/A                 N/A
    End of period                                                          $15.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,443               N/A                 N/A

JNL/Eagle SmallCap Equity Division450

  Accumulation unit value:
    Beginning of period                                                    $15.65              $15.71               N/A
    End of period                                                          $18.17              $15.65               N/A
  Accumulation units outstanding
  at the end of period                                                       973                210                 N/A

JNL/Select Balanced Division496

  Accumulation unit value:
    Beginning of period                                                    $19.79               N/A                 N/A
    End of period                                                          $21.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,374               N/A                 N/A

JNL/Putnam Equity Division621

  Accumulation unit value:
    Beginning of period                                                    $16.56               N/A                 N/A
    End of period                                                          $18.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       333                N/A                 N/A

JNL/PPM America High Yield Bond Division563

  Accumulation unit value:
    Beginning of period                                                    $14.41               N/A                 N/A
    End of period                                                          $14.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division450

  Accumulation unit value:
    Beginning of period                                                    $16.96              $15.96               N/A
    End of period                                                          $18.19              $16.96               N/A
  Accumulation units outstanding
  at the end of period                                                       790                517                 N/A

JNL/Salomon Brothers Strategic Bond Division529

  Accumulation unit value:
    Beginning of period                                                    $16.49               N/A                 N/A
    End of period                                                          $17.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,787               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division536

  Accumulation unit value:
    Beginning of period                                                    $14.40               N/A                 N/A
    End of period                                                          $14.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,843               N/A                 N/A

JNL/T. Rowe Price Established Growth Division630

  Accumulation unit value:
    Beginning of period                                                    $21.15               N/A                 N/A
    End of period                                                          $23.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,070               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division650

  Accumulation unit value:
    Beginning of period                                                    $26.54               N/A                 N/A
    End of period                                                          $30.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,328               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division557

  Accumulation unit value:
    Beginning of period                                                     $8.80               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       217                N/A                 N/A

JNL/PIMCO Total Return Bond Division557

  Accumulation unit value:
    Beginning of period                                                    $12.85               N/A                 N/A
    End of period                                                          $13.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,176               N/A                 N/A

JNL/Lazard Small Cap Value Division551

  Accumulation unit value:
    Beginning of period                                                    $12.97               N/A                 N/A
    End of period                                                          $13.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,884               N/A                 N/A

JNL/Lazard Mid Cap Value Division450

  Accumulation unit value:
    Beginning of period                                                    $13.31              $12.81               N/A
    End of period                                                          $16.22              $13.31               N/A
  Accumulation units outstanding
  at the end of period                                                      2,640               515                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.99               N/A                 N/A
    End of period                                                          $12.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,709               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division580

  Accumulation unit value:
    Beginning of period                                                     $7.10               N/A                 N/A
    End of period                                                           $7.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,725               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division594

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,404               N/A                 N/A

JNL/MCM Financial Sector Division679

  Accumulation unit value:
    Beginning of period                                                    $10.79               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       351                N/A                 N/A

JNL/MCM Oil & Gas Sector Division536

  Accumulation unit value:
    Beginning of period                                                    $13.42               N/A                 N/A
    End of period                                                          $16.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       215                N/A                 N/A

JNL/MCM Consumer Brands Sector Division563

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       311                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I603

  Accumulation unit value:
    Beginning of period                                                    $13.12               N/A                 N/A
    End of period                                                          $13.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,249               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I585

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $12.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     261,651              N/A                 N/A

JNL/MCM Global 15 Division NY I450

  Accumulation unit value:
    Beginning of period                                                    $12.25              $11.90               N/A
    End of period                                                          $15.22              $12.25               N/A
  Accumulation units outstanding
  at the end of period                                                      8,551               554                 N/A

JNL/MCM 25 Division NY I585

  Accumulation unit value:
    Beginning of period                                                    $13.18               N/A                 N/A
    End of period                                                          $15.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     210,256              N/A                 N/A

JNL/MCM Select Small-Cap Division NY I603

  Accumulation unit value:
    Beginning of period                                                    $15.10               N/A                 N/A
    End of period                                                          $17.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,827               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division557

  Accumulation unit value:
    Beginning of period                                                     $6.61               N/A                 N/A
    End of period                                                           $7.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       290                N/A                 N/A

JNL/FMR Balanced Division729

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        5                 N/A                 N/A

JNL/T. Rowe Price Value Division450

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.59               N/A
    End of period                                                          $12.68              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                      7,528               779                 N/A

JNL/MCM S&P 500 Index Division590

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                          $10.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,162               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division585

  Accumulation unit value:
    Beginning of period                                                    $10.96               N/A                 N/A
    End of period                                                          $12.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     155,291              N/A                 N/A

JNL/MCM Small Cap Index Division557

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $12.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     80,335               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division590

  Accumulation unit value:
    Beginning of period                                                    $11.43               N/A                 N/A
    End of period                                                          $13.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,816               N/A                 N/A

JNL/MCM Bond Index Division551

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,420               N/A                 N/A

JNL/Oppenheimer Global Growth Division536

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $10.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,506               N/A                 N/A

JNL/Oppenheimer Growth Division650

  Accumulation unit value:
    Beginning of period                                                     $7.30               N/A                 N/A
    End of period                                                           $7.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,219               N/A                 N/A

JNL/AIM Large Cap Growth Division551

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,472               N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division551

  Accumulation unit value:
    Beginning of period                                                    $14.96               N/A                 N/A
    End of period                                                          $16.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       135                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division580

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,226               N/A                 N/A

JNL/S&P Managed Growth Division601

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $12.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,270               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division551

  Accumulation unit value:
    Beginning of period                                                    $11.29               N/A                 N/A
    End of period                                                          $11.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,221               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division536

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.30% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division514

  Accumulation unit value:
    Beginning of period                                                    $22.84               N/A                 N/A
    End of period                                                          $23.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       934                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division207

  Accumulation unit value:
    Beginning of period                                                    $15.70              $11.88             $11.99
    End of period                                                          $16.11              $15.70             $11.88
  Accumulation units outstanding
  at the end of period                                                      1,308                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division181

  Accumulation unit value:
    Beginning of period                                                    $15.35              $12.61             $12.84
    End of period                                                          $15.95              $15.35             $12.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division219

  Accumulation unit value:
    Beginning of period                                                    $15.65              $11.44             $11.08
    End of period                                                          $18.16              $15.65             $11.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Balanced Division181

  Accumulation unit value:
    Beginning of period                                                    $19.49              $16.40             $16.25
    End of period                                                          $21.11              $19.49             $16.40
  Accumulation units outstanding
  at the end of period                                                      1,220                -                   -

JNL/Putnam Equity Division374

  Accumulation unit value:
    Beginning of period                                                    $16.76              $14.89               N/A
    End of period                                                          $18.52              $16.76               N/A
  Accumulation units outstanding
  at the end of period                                                       724                 -                  N/A

JNL/PPM America High Yield Bond Division219

  Accumulation unit value:
    Beginning of period                                                    $14.33              $12.36             $11.97
    End of period                                                          $14.72              $14.33             $12.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division231

  Accumulation unit value:
    Beginning of period                                                    $11.39              $11.60             $11.62
    End of period                                                          $11.22              $11.39             $11.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division196

  Accumulation unit value:
    Beginning of period                                                    $16.95              $13.92             $12.95
    End of period                                                          $18.18              $16.95             $13.92
  Accumulation units outstanding
  at the end of period                                                       717                 -                   -

JNL/Salomon Brothers Strategic Bond Division313

  Accumulation unit value:
    Beginning of period                                                    $16.35              $15.50               N/A
    End of period                                                          $17.08              $16.35               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division205

  Accumulation unit value:
    Beginning of period                                                    $14.08              $14.24             $14.22
    End of period                                                          $14.29              $14.08             $14.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Established Growth Division363

  Accumulation unit value:
    Beginning of period                                                    $22.02              $20.08               N/A
    End of period                                                          $23.65              $22.02               N/A
  Accumulation units outstanding
  at the end of period                                                      1,399                -                  N/A

JNL/JPMorgan International Equity Division374

  Accumulation unit value:
    Beginning of period                                                    $10.87              $9.14                N/A
    End of period                                                          $12.36              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Mid-Cap Growth Division200

  Accumulation unit value:
    Beginning of period                                                    $26.61              $19.65             $17.73
    End of period                                                          $30.70              $26.61             $19.65
  Accumulation units outstanding
  at the end of period                                                       767                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division205

  Accumulation unit value:
    Beginning of period                                                     $8.99              $7.40               $7.21
    End of period                                                           $9.34              $8.99               $7.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division219

  Accumulation unit value:
    Beginning of period                                                     $8.22              $6.03               $6.12
    End of period                                                           $9.84              $8.22               $6.03
  Accumulation units outstanding
  at the end of period                                                      2,466                -                   -

JNL/PIMCO Total Return Bond Division175

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.57             $12.25
    End of period                                                          $13.13              $12.87             $12.57
  Accumulation units outstanding
  at the end of period                                                       864                 -                   -

JNL/Lazard Small Cap Value Division200

  Accumulation unit value:
    Beginning of period                                                    $12.20              $9.00               $8.46
    End of period                                                          $13.76              $12.20              $9.00
  Accumulation units outstanding
  at the end of period                                                      3,307                -                   -

JNL/Lazard Mid Cap Value Division312

  Accumulation unit value:
    Beginning of period                                                    $13.30              $10.40               N/A
    End of period                                                          $16.21              $13.30               N/A
  Accumulation units outstanding
  at the end of period                                                      3,547                -                  N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.98               N/A                 N/A
    End of period                                                          $12.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,815               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division195

  Accumulation unit value:
    Beginning of period                                                     $7.28              $5.77               $5.63
    End of period                                                           $7.91              $7.28               $5.77
  Accumulation units outstanding
  at the end of period                                                      5,659                -                   -

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division553

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division726

  Accumulation unit value:
    Beginning of period                                                    $16.60               N/A                 N/A
    End of period                                                          $16.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I194

  Accumulation unit value:
    Beginning of period                                                    $13.68              $11.10              $9.96
    End of period                                                          $13.77              $13.68             $11.10
  Accumulation units outstanding
  at the end of period                                                      2,144                -                   -

JNL/MCM The S&P(R) 10 Division NY I194

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.59              $10.61
    End of period                                                          $12.86              $11.16              $9.59
  Accumulation units outstanding
  at the end of period                                                       889                 -                   -

JNL/MCM Global 15 Division NY I218

  Accumulation unit value:
    Beginning of period                                                    $12.25              $9.64               $9.99
    End of period                                                          $15.22              $12.25              $9.64
  Accumulation units outstanding
  at the end of period                                                      3,728                -                   -

JNL/MCM 25 Division NY I194

  Accumulation unit value:
    Beginning of period                                                    $13.21              $10.22             $10.18
    End of period                                                          $15.75              $13.21             $10.22
  Accumulation units outstanding
  at the end of period                                                      4,218                -                   -

JNL/MCM Select Small-Cap Division NY I194

  Accumulation unit value:
    Beginning of period                                                    $15.58              $10.78             $10.17
    End of period                                                          $17.09              $15.58             $10.78
  Accumulation units outstanding
  at the end of period                                                      2,553                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division401

  Accumulation unit value:
    Beginning of period                                                     $6.27              $5.93                N/A
    End of period                                                           $7.27              $6.27                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/FMR Balanced Division175

  Accumulation unit value:
    Beginning of period                                                     $9.14              $8.22               $8.48
    End of period                                                           $9.78              $9.14               $8.22
  Accumulation units outstanding
  at the end of period                                                      1,503                -                   -

JNL/T. Rowe Price Value Division313

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.86                N/A
    End of period                                                          $12.68              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                      1,823                -                  N/A

JNL/MCM S&P 500 Index Division195

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.62               $8.25
    End of period                                                          $10.24              $9.52               $7.62
  Accumulation units outstanding
  at the end of period                                                      1,898                -                   -

JNL/MCM S&P 400 MidCap Index Division218

  Accumulation unit value:
    Beginning of period                                                    $11.09              $8.43               $8.50
    End of period                                                          $12.54              $11.09              $8.43
  Accumulation units outstanding
  at the end of period                                                      3,418                -                   -

JNL/MCM Small Cap Index Division218

  Accumulation unit value:
    Beginning of period                                                    $11.20              $7.86               $7.89
    End of period                                                          $12.85              $11.20              $7.86
  Accumulation units outstanding
  at the end of period                                                      4,435                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division317

  Accumulation unit value:
    Beginning of period                                                    $11.34              $8.30                N/A
    End of period                                                          $13.24              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                      3,301                -                  N/A

JNL/MCM Bond Index Division233

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.62             $10.48
    End of period                                                          $10.82              $10.68             $10.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division181

  Accumulation unit value:
    Beginning of period                                                     $9.52              $6.93               $7.20
    End of period                                                          $10.97              $9.52               $6.93
  Accumulation units outstanding
  at the end of period                                                      2,135                -                   -

JNL/Oppenheimer Growth Division208

  Accumulation unit value:
    Beginning of period                                                     $7.79              $6.77               $7.37
    End of period                                                           $7.93              $7.79               $6.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       330                N/A                 N/A

JNL/AIM Small Cap Growth Division201

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.21               $7.45
    End of period                                                          $11.60              $11.11              $8.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division412

  Accumulation unit value:
    Beginning of period                                                     $9.25              $8.67                N/A
    End of period                                                           $9.03              $9.25                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Value Division312

  Accumulation unit value:
    Beginning of period                                                    $14.37              $10.82               N/A
    End of period                                                          $16.12              $14.37               N/A
  Accumulation units outstanding
  at the end of period                                                      2,136                -                  N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division205

  Accumulation unit value:
    Beginning of period                                                    $11.08              $9.06               $9.06
    End of period                                                          $11.86              $11.08              $9.63
  Accumulation units outstanding
  at the end of period                                                     18,519              2,805                 -

JNL/S&P Managed Growth Division178

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.55               $9.55
    End of period                                                          $12.15              $11.16              $9.38
  Accumulation units outstanding
  at the end of period                                                     22,700              14,499                -

JNL/S&P Managed Aggressive Growth Division205

  Accumulation unit value:
    Beginning of period                                                    $10.84              $8.75               $8.05
    End of period                                                          $11.93              $10.84              $8.75
  Accumulation units outstanding
  at the end of period                                                      1,898                -                   -

JNL/S&P Very Aggressive Growth Division I182

  Accumulation unit value:
    Beginning of period                                                    $10.48              $8.22               $8.40
    End of period                                                          $10.66              $10.48              $8.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Growth Division I201

  Accumulation unit value:
    Beginning of period                                                     $9.77              $7.72               $7.07
    End of period                                                           $9.89              $9.77               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Aggressive Growth Division I197

  Accumulation unit value:
    Beginning of period                                                    $10.00              $7.88               $7.43
    End of period                                                          $10.15              $10.00              $7.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division214

  Accumulation unit value:
    Beginning of period                                                    $10.10              $8.47               $8.52
    End of period                                                          $10.23              $10.10              $8.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division700

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       196                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.31% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division716

  Accumulation unit value:
    Beginning of period                                                    $16.87               N/A                 N/A
    End of period                                                          $17.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       308                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division716

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,119               N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division528

  Accumulation unit value:
    Beginning of period                                                    $12.83               N/A                 N/A
    End of period                                                          $13.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,077               N/A                 N/A

JNL/Lazard Mid Cap Value Division528

  Accumulation unit value:
    Beginning of period                                                    $14.27               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,022               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division716

  Accumulation unit value:
    Beginning of period                                                    $12.18               N/A                 N/A
    End of period                                                          $12.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       427                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division732

  Accumulation unit value:
    Beginning of period                                                     $5.44               N/A                 N/A
    End of period                                                           $5.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       306                N/A                 N/A

JNL/MCM Healthcare Sector Division732

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       163                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division732

  Accumulation unit value:
    Beginning of period                                                    $16.70               N/A                 N/A
    End of period                                                          $16.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       100                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I528

  Accumulation unit value:
    Beginning of period                                                    $13.83               N/A                 N/A
    End of period                                                          $13.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,330               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I732

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       130                N/A                 N/A

JNL/MCM Global 15 Division NY I706

  Accumulation unit value:
    Beginning of period                                                    $14.59               N/A                 N/A
    End of period                                                          $15.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,478               N/A                 N/A

JNL/MCM 25 Division NY I706

  Accumulation unit value:
    Beginning of period                                                    $15.02               N/A                 N/A
    End of period                                                          $15.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,245               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I732

  Accumulation unit value:
    Beginning of period                                                    $17.03               N/A                 N/A
    End of period                                                          $17.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       73                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division528

  Accumulation unit value:
    Beginning of period                                                    $11.73               N/A                 N/A
    End of period                                                          $12.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       931                N/A                 N/A

JNL/MCM S&P 500 Index Division524

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,032               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division524

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $12.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,075               N/A                 N/A

JNL/MCM Small Cap Index Division524

  Accumulation unit value:
    Beginning of period                                                    $11.68               N/A                 N/A
    End of period                                                          $12.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,119               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division524

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $13.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,319               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division719

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $10.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,386               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY706

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,567               N/A                 N/A

JNL/MCM VIP Division732

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       603                N/A                 N/A

JNL/MCM JNL 5 Division720

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       222                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division485

  Accumulation unit value:
    Beginning of period                                                    $11.07              $11.05               N/A
    End of period                                                          $11.86              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                       161               2,222                N/A

JNL/S&P Managed Growth Division485

  Accumulation unit value:
    Beginning of period                                                    $11.15              $11.15               N/A
    End of period                                                          $12.14              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     12,439              2,212                N/A

JNL/S&P Managed Aggressive Growth Division485

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.83               N/A
    End of period                                                          $11.93              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                      8,761              2,285                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I485

  Accumulation unit value:
    Beginning of period                                                     $9.76              $9.75                N/A
    End of period                                                           $9.88              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,543                N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division720

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       271                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.32% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division621

  Accumulation unit value:
    Beginning of period                                                    $21.56               N/A                 N/A
    End of period                                                          $23.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       191                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division540

  Accumulation unit value:
    Beginning of period                                                    $15.18               N/A                 N/A
    End of period                                                          $15.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,794               N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division540

  Accumulation unit value:
    Beginning of period                                                    $19.75               N/A                 N/A
    End of period                                                          $21.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,609               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division616

  Accumulation unit value:
    Beginning of period                                                    $14.32               N/A                 N/A
    End of period                                                          $14.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division717

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       234                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division649

  Accumulation unit value:
    Beginning of period                                                    $16.78               N/A                 N/A
    End of period                                                          $18.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       621                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division536

  Accumulation unit value:
    Beginning of period                                                    $16.53               N/A                 N/A
    End of period                                                          $17.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,695               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division536

  Accumulation unit value:
    Beginning of period                                                    $14.37               N/A                 N/A
    End of period                                                          $14.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,992               N/A                 N/A

JNL/T. Rowe Price Established Growth Division618

  Accumulation unit value:
    Beginning of period                                                    $21.55               N/A                 N/A
    End of period                                                          $23.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,849               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division618

  Accumulation unit value:
    Beginning of period                                                    $27.04               N/A                 N/A
    End of period                                                          $30.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,276               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division618

  Accumulation unit value:
    Beginning of period                                                     $8.44               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,549               N/A                 N/A

JNL/PIMCO Total Return Bond Division485

  Accumulation unit value:
    Beginning of period                                                    $12.85              $12.84               N/A
    End of period                                                          $13.12              $12.85               N/A
  Accumulation units outstanding
  at the end of period                                                     12,376              4,812                N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division618

  Accumulation unit value:
    Beginning of period                                                    $14.13               N/A                 N/A
    End of period                                                          $16.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,328               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.97               N/A                 N/A
    End of period                                                          $12.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,963               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division547

  Accumulation unit value:
    Beginning of period                                                     $7.35               N/A                 N/A
    End of period                                                           $7.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,818               N/A                 N/A

JNL/MCM Technology Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $5.24               N/A                 N/A
    End of period                                                           $5.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,463               N/A                 N/A

JNL/MCM Healthcare Sector Division536

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,692               N/A                 N/A

JNL/MCM Financial Sector Division536

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $11.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,759               N/A                 N/A

JNL/MCM Oil & Gas Sector Division616

  Accumulation unit value:
    Beginning of period                                                    $14.60               N/A                 N/A
    End of period                                                          $16.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,220               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division616

  Accumulation unit value:
    Beginning of period                                                     $3.87               N/A                 N/A
    End of period                                                           $4.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,719               N/A                 N/A

JNL/MCM The DowSM 10 Division NY I616

  Accumulation unit value:
    Beginning of period                                                    $12.88               N/A                 N/A
    End of period                                                          $13.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,102               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I616

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,174               N/A                 N/A

JNL/MCM Global 15 Division NY I616

  Accumulation unit value:
    Beginning of period                                                    $12.68               N/A                 N/A
    End of period                                                          $15.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,996               N/A                 N/A

JNL/MCM 25 Division NY I616

  Accumulation unit value:
    Beginning of period                                                    $14.04               N/A                 N/A
    End of period                                                          $15.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,722               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I623

  Accumulation unit value:
    Beginning of period                                                    $14.41               N/A                 N/A
    End of period                                                          $17.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,736               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division621

  Accumulation unit value:
    Beginning of period                                                     $6.21               N/A                 N/A
    End of period                                                           $7.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       663                N/A                 N/A

JNL/FMR Balanced Division540

  Accumulation unit value:
    Beginning of period                                                     $9.17               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,869               N/A                 N/A

JNL/T. Rowe Price Value Division653

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $12.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        7                 N/A                 N/A

JNL/MCM S&P 500 Index Division536

  Accumulation unit value:
    Beginning of period                                                     $9.42               N/A                 N/A
    End of period                                                          $10.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,701               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division536

  Accumulation unit value:
    Beginning of period                                                    $11.25               N/A                 N/A
    End of period                                                          $12.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,650               N/A                 N/A

JNL/MCM Small Cap Index Division536

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $12.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,195               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division536

  Accumulation unit value:
    Beginning of period                                                    $11.26               N/A                 N/A
    End of period                                                          $13.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,932               N/A                 N/A

JNL/MCM Bond Index Division536

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,568               N/A                 N/A

JNL/Oppenheimer Global Growth Division547

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                          $10.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,431               N/A                 N/A

JNL/Oppenheimer Growth Division649

  Accumulation unit value:
    Beginning of period                                                     $7.26               N/A                 N/A
    End of period                                                           $7.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,433               N/A                 N/A

JNL/AIM Large Cap Growth Division649

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       635                N/A                 N/A

JNL/AIM Small Cap Growth Division652

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $11.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division536

  Accumulation unit value:
    Beginning of period                                                    $14.36               N/A                 N/A
    End of period                                                          $16.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,012               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division547

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,759               N/A                 N/A

JNL/S&P Managed Growth Division591

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $12.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,599               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $11.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,957               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I621

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division664

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.345% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS: 20%
ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division611

  Accumulation unit value:
    Beginning of period                                                    $17.24               N/A                 N/A
    End of period                                                          $19.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       94                 N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division611

  Accumulation unit value:
    Beginning of period                                                    $16.35               N/A                 N/A
    End of period                                                          $18.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       99                 N/A                 N/A

JNL/Select Balanced Division722

  Accumulation unit value:
    Beginning of period                                                    $20.67               N/A                 N/A
    End of period                                                          $21.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,963               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division567

  Accumulation unit value:
    Beginning of period                                                    $14.34               N/A                 N/A
    End of period                                                          $14.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division611

  Accumulation unit value:
    Beginning of period                                                    $16.18               N/A                 N/A
    End of period                                                          $17.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       100                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division611

  Accumulation unit value:
    Beginning of period                                                    $13.92               N/A                 N/A
    End of period                                                          $14.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,787               N/A                 N/A

JNL/T. Rowe Price Established Growth Division737

  Accumulation unit value:
    Beginning of period                                                    $23.54               N/A                 N/A
    End of period                                                          $23.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       39                 N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division611

  Accumulation unit value:
    Beginning of period                                                     $8.51               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       190                N/A                 N/A

JNL/PIMCO Total Return Bond Division611

  Accumulation unit value:
    Beginning of period                                                    $12.79               N/A                 N/A
    End of period                                                          $13.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,022               N/A                 N/A

JNL/Lazard Small Cap Value Division611

  Accumulation unit value:
    Beginning of period                                                    $12.63               N/A                 N/A
    End of period                                                          $13.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       128                N/A                 N/A

JNL/Lazard Mid Cap Value Division611

  Accumulation unit value:
    Beginning of period                                                    $14.38               N/A                 N/A
    End of period                                                          $16.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       794                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.95               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,937               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division612

  Accumulation unit value:
    Beginning of period                                                    $14.56               N/A                 N/A
    End of period                                                          $16.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division633

  Accumulation unit value:
    Beginning of period                                                     $9.04               N/A                 N/A
    End of period                                                          $10.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       832                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I704

  Accumulation unit value:
    Beginning of period                                                    $13.24               N/A                 N/A
    End of period                                                          $13.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       351                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I704

  Accumulation unit value:
    Beginning of period                                                    $12.30               N/A                 N/A
    End of period                                                          $12.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       378                N/A                 N/A

JNL/MCM Global 15 Division NY I704

  Accumulation unit value:
    Beginning of period                                                    $14.66               N/A                 N/A
    End of period                                                          $15.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       903                N/A                 N/A

JNL/MCM 25 Division NY I704

  Accumulation unit value:
    Beginning of period                                                    $15.09               N/A                 N/A
    End of period                                                          $15.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       209                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I704

  Accumulation unit value:
    Beginning of period                                                    $16.04               N/A                 N/A
    End of period                                                          $17.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       196                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division612

  Accumulation unit value:
    Beginning of period                                                     $9.08               N/A                 N/A
    End of period                                                           $9.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Value Division611

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $12.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,411               N/A                 N/A

JNL/MCM S&P 500 Index Division633

  Accumulation unit value:
    Beginning of period                                                     $9.31               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,708               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division726

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       23                 N/A                 N/A

JNL/Oppenheimer Global Growth Division611

  Accumulation unit value:
    Beginning of period                                                     $9.60               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       169                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division611

  Accumulation unit value:
    Beginning of period                                                    $10.40               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       311                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division611

  Accumulation unit value:
    Beginning of period                                                    $14.72               N/A                 N/A
    End of period                                                          $16.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       220                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY727

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       143                N/A                 N/A

JNL/MCM Value Line 25 Division NY697

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,902               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division722

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,795               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division575

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $11.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,109               N/A                 N/A

JNL/S&P Managed Growth Division540

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $12.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       627                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division728

  Accumulation unit value:
    Beginning of period                                                    $11.69               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.35% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division439

  Accumulation unit value:
    Beginning of period                                                    $14.28              $13.84               N/A
    End of period                                                          $14.66              $14.28               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,787                N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.94               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,422               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I439

  Accumulation unit value:
    Beginning of period                                                    $13.67              $11.98               N/A
    End of period                                                          $13.76              $13.67               N/A
  Accumulation units outstanding
  at the end of period                                                      1,288              1,288                N/A

JNL/MCM The S&P(R) 10 Division NY I439

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.40               N/A
    End of period                                                          $12.85              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                      1,484              1,484                N/A

JNL/MCM Global 15 Division NY I439

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.72               N/A
    End of period                                                          $15.20              $12.24               N/A
  Accumulation units outstanding
  at the end of period                                                      1,317              1,317                N/A

JNL/MCM 25 Division NY I439

  Accumulation unit value:
    Beginning of period                                                    $13.20              $11.47               N/A
    End of period                                                          $15.73              $13.20               N/A
  Accumulation units outstanding
  at the end of period                                                      1,346              1,346                N/A

JNL/MCM Select Small-Cap Division NY I439

  Accumulation unit value:
    Beginning of period                                                    $15.57              $14.52               N/A
    End of period                                                          $17.07              $15.57               N/A
  Accumulation units outstanding
  at the end of period                                                      1,063              1,063                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division439

  Accumulation unit value:
    Beginning of period                                                     $9.12              $8.74                N/A
    End of period                                                           $9.75              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                      4,414              4,414                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.36% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division700

  Accumulation unit value:
    Beginning of period                                                    $11.28               N/A                 N/A
    End of period                                                          $11.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     84,262               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.37% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division628

  Accumulation unit value:
    Beginning of period                                                    $21.23               N/A                 N/A
    End of period                                                          $23.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,888               N/A                 N/A

JNL/FMR Capital Growth Division611

  Accumulation unit value:
    Beginning of period                                                    $17.20               N/A                 N/A
    End of period                                                          $19.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,193               N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division634

  Accumulation unit value:
    Beginning of period                                                    $14.03               N/A                 N/A
    End of period                                                          $15.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,315               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division646

  Accumulation unit value:
    Beginning of period                                                    $14.21               N/A                 N/A
    End of period                                                          $15.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,672               N/A                 N/A

JNL/Eagle SmallCap Equity Division611

  Accumulation unit value:
    Beginning of period                                                    $16.32               N/A                 N/A
    End of period                                                          $18.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,442               N/A                 N/A

JNL/Select Balanced Division593

  Accumulation unit value:
    Beginning of period                                                    $19.41               N/A                 N/A
    End of period                                                          $20.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,582               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division606

  Accumulation unit value:
    Beginning of period                                                    $14.13               N/A                 N/A
    End of period                                                          $14.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division589

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $11.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,310               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division628

  Accumulation unit value:
    Beginning of period                                                    $16.51               N/A                 N/A
    End of period                                                          $18.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,615               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division640

  Accumulation unit value:
    Beginning of period                                                    $16.35               N/A                 N/A
    End of period                                                          $16.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,028               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division606

  Accumulation unit value:
    Beginning of period                                                    $13.79               N/A                 N/A
    End of period                                                          $14.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,015               N/A                 N/A

JNL/T. Rowe Price Established Growth Division487

  Accumulation unit value:
    Beginning of period                                                    $21.86               N/A                 N/A
    End of period                                                          $23.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,295               N/A                 N/A

JNL/JPMorgan International Equity Division628

  Accumulation unit value:
    Beginning of period                                                    $10.34               N/A                 N/A
    End of period                                                          $12.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,016               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division487

  Accumulation unit value:
    Beginning of period                                                    $26.47               N/A                 N/A
    End of period                                                          $30.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,369               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division506

  Accumulation unit value:
    Beginning of period                                                     $9.09               N/A                 N/A
    End of period                                                           $9.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       452                N/A                 N/A

JNL/JPMorgan International Value Division611

  Accumulation unit value:
    Beginning of period                                                     $8.50               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,098               N/A                 N/A

JNL/PIMCO Total Return Bond Division487

  Accumulation unit value:
    Beginning of period                                                    $12.77               N/A                 N/A
    End of period                                                          $13.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,067               N/A                 N/A

JNL/Lazard Small Cap Value Division640

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A                 N/A
    End of period                                                          $13.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,502               N/A                 N/A

JNL/Lazard Mid Cap Value Division611

  Accumulation unit value:
    Beginning of period                                                    $14.35               N/A                 N/A
    End of period                                                          $16.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,465               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $12.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,583               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division487

  Accumulation unit value:
    Beginning of period                                                     $7.23               N/A                 N/A
    End of period                                                           $7.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,730               N/A                 N/A

JNL/MCM Technology Sector Division692

  Accumulation unit value:
    Beginning of period                                                     $5.03               N/A                 N/A
    End of period                                                           $5.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       26                 N/A                 N/A

JNL/MCM Healthcare Sector Division606

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,724               N/A                 N/A

JNL/MCM Financial Sector Division634

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $11.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,750               N/A                 N/A

JNL/MCM Oil & Gas Sector Division644

  Accumulation unit value:
    Beginning of period                                                    $14.17               N/A                 N/A
    End of period                                                          $16.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,131               N/A                 N/A

JNL/MCM Consumer Brands Sector Division634

  Accumulation unit value:
    Beginning of period                                                     $8.86               N/A                 N/A
    End of period                                                          $10.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,570               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division670

  Accumulation unit value:
    Beginning of period                                                     $3.98               N/A                 N/A
    End of period                                                           $4.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       546                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I619

  Accumulation unit value:
    Beginning of period                                                    $12.67               N/A                 N/A
    End of period                                                          $13.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,484               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I606

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $12.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,764               N/A                 N/A

JNL/MCM Global 15 Division NY I606

  Accumulation unit value:
    Beginning of period                                                    $12.67               N/A                 N/A
    End of period                                                          $15.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,247               N/A                 N/A

JNL/MCM 25 Division NY I606

  Accumulation unit value:
    Beginning of period                                                    $14.24               N/A                 N/A
    End of period                                                          $15.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,610               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I619

  Accumulation unit value:
    Beginning of period                                                    $14.76               N/A                 N/A
    End of period                                                          $17.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,650               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division641

  Accumulation unit value:
    Beginning of period                                                     $8.74               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,391               N/A                 N/A

JNL/T. Rowe Price Value Division487

  Accumulation unit value:
    Beginning of period                                                    $11.22               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,543               N/A                 N/A

JNL/MCM S&P 500 Index Division511

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,808               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division506

  Accumulation unit value:
    Beginning of period                                                    $11.26               N/A                 N/A
    End of period                                                          $12.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     36,137               N/A                 N/A

JNL/MCM Small Cap Index Division506

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,006               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division506

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A                 N/A
    End of period                                                          $13.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,638               N/A                 N/A

JNL/MCM Bond Index Division506

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,735               N/A                 N/A

JNL/Oppenheimer Global Growth Division593

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                          $10.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,763               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division621

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,197               N/A                 N/A

JNL/AIM Small Cap Growth Division621

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $11.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       340                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division611

  Accumulation unit value:
    Beginning of period                                                    $14.72               N/A                 N/A
    End of period                                                          $16.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,076               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY694

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,863               N/A                 N/A

JNL/MCM VIP Division694

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,801               N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division487

  Accumulation unit value:
    Beginning of period                                                    $11.01               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     107,023              N/A                 N/A

JNL/S&P Managed Growth Division487

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $12.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     87,253               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $11.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     250,959              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I598

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I602

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division633

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.395% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division641

  Accumulation unit value:
    Beginning of period                                                    $13.80               N/A                 N/A
    End of period                                                          $15.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,265               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division473

  Accumulation unit value:
    Beginning of period                                                    $19.33              $18.85               N/A
    End of period                                                          $20.92              $19.33               N/A
  Accumulation units outstanding
  at the end of period                                                       225                225                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division473

  Accumulation unit value:
    Beginning of period                                                    $21.84              $21.05               N/A
    End of period                                                          $23.43              $21.84               N/A
  Accumulation units outstanding
  at the end of period                                                       402                402                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division648

  Accumulation unit value:
    Beginning of period                                                    $26.14               N/A                 N/A
    End of period                                                          $30.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       423                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division582

  Accumulation unit value:
    Beginning of period                                                     $7.09               N/A                 N/A
    End of period                                                           $7.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       234                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I615

  Accumulation unit value:
    Beginning of period                                                    $12.78               N/A                 N/A
    End of period                                                          $13.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,259               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I615

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $12.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,176               N/A                 N/A

JNL/MCM Global 15 Division NY I615

  Accumulation unit value:
    Beginning of period                                                    $12.63               N/A                 N/A
    End of period                                                          $15.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,284               N/A                 N/A

JNL/MCM 25 Division NY I615

  Accumulation unit value:
    Beginning of period                                                    $14.02               N/A                 N/A
    End of period                                                          $15.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,546               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I615

  Accumulation unit value:
    Beginning of period                                                    $14.82               N/A                 N/A
    End of period                                                          $17.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,470               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division473

  Accumulation unit value:
    Beginning of period                                                     $6.25              $6.13                N/A
    End of period                                                           $7.23              $6.25                N/A
  Accumulation units outstanding
  at the end of period                                                       691                691                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division473

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.70               N/A
    End of period                                                          $12.62              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                      2,495               396                 N/A

JNL/MCM S&P 500 Index Division473

  Accumulation unit value:
    Beginning of period                                                     $9.50              $9.16                N/A
    End of period                                                          $10.21              $9.50                N/A
  Accumulation units outstanding
  at the end of period                                                      1,319               924                 N/A

JNL/MCM S&P 400 MidCap Index Division693

  Accumulation unit value:
    Beginning of period                                                    $11.35               N/A                 N/A
    End of period                                                          $12.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       331                N/A                 N/A

JNL/MCM Small Cap Index Division693

  Accumulation unit value:
    Beginning of period                                                    $11.55               N/A                 N/A
    End of period                                                          $12.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       326                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division693

  Accumulation unit value:
    Beginning of period                                                    $11.95               N/A                 N/A
    End of period                                                          $13.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       315                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division582

  Accumulation unit value:
    Beginning of period                                                     $9.24               N/A                 N/A
    End of period                                                          $10.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,997               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       845                N/A                 N/A

JNL/AIM Small Cap Growth Division473

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.76               N/A
    End of period                                                          $11.56              $11.08               N/A
  Accumulation units outstanding
  at the end of period                                                       393                394                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division473

  Accumulation unit value:
    Beginning of period                                                     $9.23              $8.94                N/A
    End of period                                                           $9.00              $9.23                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 947                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division582

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       309                N/A                 N/A

JNL/S&P Managed Growth Division503

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $12.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,305               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.92               N/A                 N/A
    End of period                                                          $11.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,218               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division648

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.40% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $23.00               N/A                 N/A
    End of period                                                          $23.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,424               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $19.17               N/A                 N/A
    End of period                                                          $21.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,640               N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division596

  Accumulation unit value:
    Beginning of period                                                    $13.99               N/A                 N/A
    End of period                                                          $14.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division621

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $11.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $21.92               N/A                 N/A
    End of period                                                          $23.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,447               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $27.35               N/A                 N/A
    End of period                                                          $30.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,149               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division596

  Accumulation unit value:
    Beginning of period                                                     $8.40               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,688               N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division596

  Accumulation unit value:
    Beginning of period                                                    $12.33               N/A                 N/A
    End of period                                                          $13.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,076               N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.90               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,110               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division596

  Accumulation unit value:
    Beginning of period                                                     $7.36               N/A                 N/A
    End of period                                                           $7.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,445               N/A                 N/A

JNL/MCM Technology Sector Division596

  Accumulation unit value:
    Beginning of period                                                     $5.29               N/A                 N/A
    End of period                                                           $5.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,175               N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I596

  Accumulation unit value:
    Beginning of period                                                    $13.06               N/A                 N/A
    End of period                                                          $13.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,514               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I652

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $12.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,312               N/A                 N/A

JNL/MCM Global 15 Division NY I652

  Accumulation unit value:
    Beginning of period                                                    $12.95               N/A                 N/A
    End of period                                                          $15.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,094               N/A                 N/A

JNL/MCM 25 Division NY I652

  Accumulation unit value:
    Beginning of period                                                    $14.00               N/A                 N/A
    End of period                                                          $15.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,012               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I652

  Accumulation unit value:
    Beginning of period                                                    $13.68               N/A                 N/A
    End of period                                                          $17.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,035               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division596

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $12.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,723               N/A                 N/A

JNL/MCM S&P 500 Index Division596

  Accumulation unit value:
    Beginning of period                                                     $9.60               N/A                 N/A
    End of period                                                          $10.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,309               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division596

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $12.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,794               N/A                 N/A

JNL/MCM Small Cap Index Division596

  Accumulation unit value:
    Beginning of period                                                    $11.31               N/A                 N/A
    End of period                                                          $12.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,823               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division596

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $13.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,588               N/A                 N/A

JNL/MCM Bond Index Division652

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,856               N/A                 N/A

JNL/Oppenheimer Global Growth Division596

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                          $10.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,099               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division596

  Accumulation unit value:
    Beginning of period                                                    $14.71               N/A                 N/A
    End of period                                                          $16.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,123               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division680

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $12.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       321                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.41% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I699

  Accumulation unit value:
    Beginning of period                                                    $14.82               N/A                 N/A
    End of period                                                          $15.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,365               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.42% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
 PREMIUM CREDIT 3%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 3%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division693

  Accumulation unit value:
    Beginning of period                                                    $21.97               N/A                 N/A
    End of period                                                          $23.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,437               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division733

  Accumulation unit value:
    Beginning of period                                                    $15.73               N/A                 N/A
    End of period                                                          $15.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       42                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division693

  Accumulation unit value:
    Beginning of period                                                    $14.60               N/A                 N/A
    End of period                                                          $15.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,361               N/A                 N/A

JNL/Eagle SmallCap Equity Division733

  Accumulation unit value:
    Beginning of period                                                    $17.75               N/A                 N/A
    End of period                                                          $17.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       249                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division733

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       38                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division699

  Accumulation unit value:
    Beginning of period                                                    $16.64               N/A                 N/A
    End of period                                                          $16.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,544               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division733

  Accumulation unit value:
    Beginning of period                                                    $14.06               N/A                 N/A
    End of period                                                          $14.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       18                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division699

  Accumulation unit value:
    Beginning of period                                                    $22.30               N/A                 N/A
    End of period                                                          $23.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,946               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division693

  Accumulation unit value:
    Beginning of period                                                    $27.85               N/A                 N/A
    End of period                                                          $30.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       191                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division693

  Accumulation unit value:
    Beginning of period                                                     $8.83               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       961                N/A                 N/A

JNL/PIMCO Total Return Bond Division699

  Accumulation unit value:
    Beginning of period                                                    $12.99               N/A                 N/A
    End of period                                                          $13.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,900               N/A                 N/A

JNL/Lazard Small Cap Value Division693

  Accumulation unit value:
    Beginning of period                                                    $12.43               N/A                 N/A
    End of period                                                          $13.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       845                N/A                 N/A

JNL/Lazard Mid Cap Value Division693

  Accumulation unit value:
    Beginning of period                                                    $14.51               N/A                 N/A
    End of period                                                          $16.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       714                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division733

  Accumulation unit value:
    Beginning of period                                                    $12.18               N/A                 N/A
    End of period                                                          $12.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       21                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division727

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       489                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division712

  Accumulation unit value:
    Beginning of period                                                    $16.92               N/A                 N/A
    End of period                                                          $16.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       76                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I616

  Accumulation unit value:
    Beginning of period                                                    $12.85               N/A                 N/A
    End of period                                                          $13.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,692               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I616

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $12.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,141               N/A                 N/A

JNL/MCM Global 15 Division NY I616

  Accumulation unit value:
    Beginning of period                                                    $12.65               N/A                 N/A
    End of period                                                          $15.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,206               N/A                 N/A

JNL/MCM 25 Division NY I616

  Accumulation unit value:
    Beginning of period                                                    $14.01               N/A                 N/A
    End of period                                                          $15.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,597               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I616

  Accumulation unit value:
    Beginning of period                                                    $14.71               N/A                 N/A
    End of period                                                          $17.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,810               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division699

  Accumulation unit value:
    Beginning of period                                                     $9.34               N/A                 N/A
    End of period                                                           $9.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,691               N/A                 N/A

JNL/T. Rowe Price Value Division733

  Accumulation unit value:
    Beginning of period                                                    $12.53               N/A                 N/A
    End of period                                                          $12.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       66                 N/A                 N/A

JNL/MCM S&P 500 Index Division712

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       129                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division733

  Accumulation unit value:
    Beginning of period                                                    $13.14               N/A                 N/A
    End of period                                                          $13.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       38                 N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division699

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,144               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division733

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       39                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division693

  Accumulation unit value:
    Beginning of period                                                    $14.95               N/A                 N/A
    End of period                                                          $16.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       864                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division693

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,270               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division693

  Accumulation unit value:
    Beginning of period                                                    $11.08               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,134               N/A                 N/A

JNL/S&P Managed Growth Division677

  Accumulation unit value:
    Beginning of period                                                    $11.26               N/A                 N/A
    End of period                                                          $12.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,087               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division677

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,014               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division735

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       604                N/A                 N/A

JNL/S&P Managed Moderate Division717

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,467               N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.445% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division667

  Accumulation unit value:
    Beginning of period                                                    $16.49               N/A                 N/A
    End of period                                                          $16.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       376                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division521

  Accumulation unit value:
    Beginning of period                                                    $14.06               N/A                 N/A
    End of period                                                          $14.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       756                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division667

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $12.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       559                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division667

  Accumulation unit value:
    Beginning of period                                                    $26.86               N/A                 N/A
    End of period                                                          $30.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       222                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division521

  Accumulation unit value:
    Beginning of period                                                     $8.59               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       280                N/A                 N/A

JNL/PIMCO Total Return Bond Division521

  Accumulation unit value:
    Beginning of period                                                    $12.88               N/A                 N/A
    End of period                                                          $13.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,229               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division667

  Accumulation unit value:
    Beginning of period                                                    $14.16               N/A                 N/A
    End of period                                                          $16.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       422                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division667

  Accumulation unit value:
    Beginning of period                                                     $7.19               N/A                 N/A
    End of period                                                           $7.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       843                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division667

  Accumulation unit value:
    Beginning of period                                                    $11.16               N/A                 N/A
    End of period                                                          $12.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        4                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division667

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A                 N/A
    End of period                                                          $13.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        4                 N/A                 N/A

JNL/MCM Bond Index Division667

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        5                 N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division693

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,170               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division504

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,324               N/A                 N/A

JNL/S&P Managed Growth Division521

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       673                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division521

  Accumulation unit value:
    Beginning of period                                                    $10.97               N/A                 N/A
    End of period                                                          $11.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       454                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division667

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.45% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division693

  Accumulation unit value:
    Beginning of period                                                    $21.91               N/A                 N/A
    End of period                                                          $23.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,504               N/A                 N/A

JNL/FMR Capital Growth Division714

  Accumulation unit value:
    Beginning of period                                                    $18.30               N/A                 N/A
    End of period                                                          $18.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       452                N/A                 N/A

JNL/Select Global Growth Division693

  Accumulation unit value:
    Beginning of period                                                    $19.59               N/A                 N/A
    End of period                                                          $20.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       848                N/A                 N/A

JNL/Alger Growth Division255

  Accumulation unit value:
    Beginning of period                                                    $15.46              $11.75               N/A
    End of period                                                          $15.84              $15.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division406

  Accumulation unit value:
    Beginning of period                                                    $15.48              $15.13               N/A
    End of period                                                          $17.94              $15.48               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Balanced Division402

  Accumulation unit value:
    Beginning of period                                                    $19.24              $17.88               N/A
    End of period                                                          $20.81              $19.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division202

  Accumulation unit value:
    Beginning of period                                                    $14.16              $12.23             $11.63
    End of period                                                          $14.53              $14.16             $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division270

  Accumulation unit value:
    Beginning of period                                                    $11.24              $11.44               N/A
    End of period                                                          $11.06              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division312

  Accumulation unit value:
    Beginning of period                                                    $16.14              $15.29               N/A
    End of period                                                          $16.84              $16.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division235

  Accumulation unit value:
    Beginning of period                                                    $13.90              $14.08             $13.78
    End of period                                                          $14.08              $13.90             $14.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Established Growth Division375

  Accumulation unit value:
    Beginning of period                                                    $21.74              $19.40               N/A
    End of period                                                          $23.31              $21.74               N/A
  Accumulation units outstanding
  at the end of period                                                      1,130                -                  N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division235

  Accumulation unit value:
    Beginning of period                                                    $26.27              $19.42             $20.46
    End of period                                                          $30.26              $26.27             $19.42
  Accumulation units outstanding
  at the end of period                                                       870                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division342

  Accumulation unit value:
    Beginning of period                                                     $8.91              $8.27                N/A
    End of period                                                           $9.24              $8.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division693

  Accumulation unit value:
    Beginning of period                                                     $8.81               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,844               N/A                 N/A

JNL/PIMCO Total Return Bond Division202

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.48             $12.23
    End of period                                                          $13.00              $12.76             $12.48
  Accumulation units outstanding
  at the end of period                                                       640                 -                   -

JNL/Lazard Small Cap Value Division202

  Accumulation unit value:
    Beginning of period                                                    $12.10              $8.93               $8.05
    End of period                                                          $13.62              $12.10              $8.93
  Accumulation units outstanding
  at the end of period                                                      2,605                -                   -

JNL/Lazard Mid Cap Value Division202

  Accumulation unit value:
    Beginning of period                                                    $13.19              $10.49              $9.26
    End of period                                                          $16.05              $13.19             $10.49
  Accumulation units outstanding
  at the end of period                                                       949                 -                   -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.86               N/A                 N/A
    End of period                                                          $12.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       207                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division405

  Accumulation unit value:
    Beginning of period                                                     $7.23              $6.67                N/A
    End of period                                                           $7.85              $7.23                N/A
  Accumulation units outstanding
  at the end of period                                                      2,261                -                  N/A

JNL/MCM Technology Sector Division693

  Accumulation unit value:
    Beginning of period                                                     $5.02               N/A                 N/A
    End of period                                                           $5.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,281               N/A                 N/A

JNL/MCM Healthcare Sector Division623

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division711

  Accumulation unit value:
    Beginning of period                                                    $16.46               N/A                 N/A
    End of period                                                          $16.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division623

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I253

  Accumulation unit value:
    Beginning of period                                                    $13.65              $11.49               N/A
    End of period                                                          $13.72              $13.65               N/A
  Accumulation units outstanding
  at the end of period                                                      3,443                -                  N/A

JNL/MCM The S&P(R) 10 Division NY I418

  Accumulation unit value:
    Beginning of period                                                    $11.14              $9.76                N/A
    End of period                                                          $12.82              $11.14               N/A
  Accumulation units outstanding
  at the end of period                                                      1,649                -                  N/A

JNL/MCM Global 15 Division NY I418

  Accumulation unit value:
    Beginning of period                                                    $12.22              $11.45               N/A
    End of period                                                          $15.16              $12.22               N/A
  Accumulation units outstanding
  at the end of period                                                      1,362                -                  N/A

JNL/MCM 25 Division NY I235

  Accumulation unit value:
    Beginning of period                                                    $13.19              $10.22             $10.73
    End of period                                                          $15.69              $13.19             $10.22
  Accumulation units outstanding
  at the end of period                                                      1,331                -                   -

JNL/MCM Select Small-Cap Division NY I235

  Accumulation unit value:
    Beginning of period                                                    $15.55              $10.77             $11.40
    End of period                                                          $17.03              $15.55             $10.77
  Accumulation units outstanding
  at the end of period                                                      1,238                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division244

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.19               $8.17
    End of period                                                           $9.71              $9.09               $8.19
  Accumulation units outstanding
  at the end of period                                                      1,745                -                   -

JNL/T. Rowe Price Value Division202

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.83               $7.61
    End of period                                                          $12.59              $11.20              $8.83
  Accumulation units outstanding
  at the end of period                                                      2,095                -                   -

JNL/MCM S&P 500 Index Division373

  Accumulation unit value:
    Beginning of period                                                     $9.49              $8.48                N/A
    End of period                                                          $10.19              $9.49                N/A
  Accumulation units outstanding
  at the end of period                                                      4,313                -                  N/A

JNL/MCM S&P 400 MidCap Index Division373

  Accumulation unit value:
    Beginning of period                                                    $11.04              $9.51                N/A
    End of period                                                          $12.47              $11.04               N/A
  Accumulation units outstanding
  at the end of period                                                      1,429                -                  N/A

JNL/MCM Small Cap Index Division235

  Accumulation unit value:
    Beginning of period                                                    $11.15              $7.84               $8.32
    End of period                                                          $12.78              $11.15              $7.84
  Accumulation units outstanding
  at the end of period                                                      1,389                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division405

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.83                N/A
    End of period                                                          $13.18              $11.31               N/A
  Accumulation units outstanding
  at the end of period                                                      1,360                -                  N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division235

  Accumulation unit value:
    Beginning of period                                                     $9.48              $6.91               $7.37
    End of period                                                          $10.91              $9.48               $6.91
  Accumulation units outstanding
  at the end of period                                                      2,424                -                   -

JNL/Oppenheimer Growth Division244

  Accumulation unit value:
    Beginning of period                                                     $7.76              $6.75               $6.76
    End of period                                                           $7.90              $7.76               $6.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division342

  Accumulation unit value:
    Beginning of period                                                    $10.08              $9.03                N/A
    End of period                                                          $10.82              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division342

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.44                N/A
    End of period                                                          $11.54              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division244

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.71               $7.76
    End of period                                                           $8.99              $9.22               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division693

  Accumulation unit value:
    Beginning of period                                                    $14.94               N/A                 N/A
    End of period                                                          $16.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,106               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division360

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.25               N/A
    End of period                                                          $11.75              $10.98               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division372

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.04               N/A
    End of period                                                          $12.03              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                      1,920                -                  N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.81               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I293

  Accumulation unit value:
    Beginning of period                                                     $9.69              $7.66                N/A
    End of period                                                           $9.79              $9.69                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division218

  Accumulation unit value:
    Beginning of period                                                    $10.07              $8.45               $8.55
    End of period                                                          $10.18              $10.07              $8.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.46% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I699

  Accumulation unit value:
    Beginning of period                                                    $13.02               N/A                 N/A
    End of period                                                          $13.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       731                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I699

  Accumulation unit value:
    Beginning of period                                                    $11.95               N/A                 N/A
    End of period                                                          $12.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       787                N/A                 N/A

JNL/MCM Global 15 Division NY I699

  Accumulation unit value:
    Beginning of period                                                    $14.24               N/A                 N/A
    End of period                                                          $15.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       660                N/A                 N/A

JNL/MCM 25 Division NY I699

  Accumulation unit value:
    Beginning of period                                                    $14.80               N/A                 N/A
    End of period                                                          $15.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       641                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division708

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division708

  Accumulation unit value:
    Beginning of period                                                    $11.96               N/A                 N/A
    End of period                                                          $12.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Small Cap Index Division708

  Accumulation unit value:
    Beginning of period                                                    $12.23               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division708

  Accumulation unit value:
    Beginning of period                                                    $10.79               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.47% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 3%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $22.84               N/A                 N/A
    End of period                                                          $23.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       191                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division705

  Accumulation unit value:
    Beginning of period                                                    $16.97               N/A                 N/A
    End of period                                                          $17.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       256                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division584

  Accumulation unit value:
    Beginning of period                                                    $13.77               N/A                 N/A
    End of period                                                          $14.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division584

  Accumulation unit value:
    Beginning of period                                                    $15.70               N/A                 N/A
    End of period                                                          $16.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       264                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division584

  Accumulation unit value:
    Beginning of period                                                    $13.54               N/A                 N/A
    End of period                                                          $14.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       739                N/A                 N/A

JNL/T. Rowe Price Established Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $21.70              $20.54               N/A
    End of period                                                          $23.26              $21.70               N/A
  Accumulation units outstanding
  at the end of period                                                       917                347                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $26.22              $25.53               N/A
    End of period                                                          $30.20              $26.22               N/A
  Accumulation units outstanding
  at the end of period                                                      2,296               283                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division630

  Accumulation unit value:
    Beginning of period                                                     $8.20               N/A                 N/A
    End of period                                                           $9.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,369               N/A                 N/A

JNL/PIMCO Total Return Bond Division481

  Accumulation unit value:
    Beginning of period                                                    $12.74              $12.71               N/A
    End of period                                                          $12.98              $12.74               N/A
  Accumulation units outstanding
  at the end of period                                                      2,189               379                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division630

  Accumulation unit value:
    Beginning of period                                                    $13.91               N/A                 N/A
    End of period                                                          $16.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       146                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.85               N/A                 N/A
    End of period                                                          $12.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,651               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division481

  Accumulation unit value:
    Beginning of period                                                     $7.22              $7.11                N/A
    End of period                                                           $7.84              $7.22                N/A
  Accumulation units outstanding
  at the end of period                                                      1,150               677                 N/A

JNL/MCM Technology Sector Division584

  Accumulation unit value:
    Beginning of period                                                     $5.06               N/A                 N/A
    End of period                                                           $5.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,380               N/A                 N/A

JNL/MCM Healthcare Sector Division584

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,259               N/A                 N/A

JNL/MCM Financial Sector Division672

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       185                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I584

  Accumulation unit value:
    Beginning of period                                                    $12.72               N/A                 N/A
    End of period                                                          $13.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,514               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I584

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,277               N/A                 N/A

JNL/MCM Global 15 Division NY I584

  Accumulation unit value:
    Beginning of period                                                    $12.14               N/A                 N/A
    End of period                                                          $15.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,657               N/A                 N/A

JNL/MCM 25 Division NY I705

  Accumulation unit value:
    Beginning of period                                                    $15.02               N/A                 N/A
    End of period                                                          $15.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       860                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division462

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.46               N/A
    End of period                                                          $12.58              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                       968                676                 N/A

JNL/MCM S&P 500 Index Division552

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,403               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division581

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,759               N/A                 N/A

JNL/MCM Small Cap Index Division552

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,656               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division581

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $13.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,335               N/A                 N/A

JNL/MCM Bond Index Division581

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,913               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division552

  Accumulation unit value:
    Beginning of period                                                     $7.95               N/A                 N/A
    End of period                                                           $7.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,706               N/A                 N/A

JNL/AIM Large Cap Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       619                N/A                 N/A

JNL/AIM Small Cap Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $11.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       590                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division630

  Accumulation unit value:
    Beginning of period                                                    $14.56               N/A                 N/A
    End of period                                                          $16.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,058               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY724

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $11.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       390                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division695

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,641               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.97               N/A
    End of period                                                          $11.73              $10.97               N/A
  Accumulation units outstanding
  at the end of period                                                     22,074              7,437                N/A

JNL/S&P Managed Growth Division613

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,435               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division481

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.61               N/A
    End of period                                                          $11.80              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                      1,353               454                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division481

  Accumulation unit value:
    Beginning of period                                                    $10.07              $9.97                N/A
    End of period                                                          $10.18              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 483                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.495% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division505

  Accumulation unit value:
    Beginning of period                                                    $21.98               N/A                 N/A
    End of period                                                          $23.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       418                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division505

  Accumulation unit value:
    Beginning of period                                                    $12.75               N/A                 N/A
    End of period                                                          $12.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       720                N/A                 N/A

JNL/Lazard Small Cap Value Division507

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $13.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,010               N/A                 N/A

JNL/Lazard Mid Cap Value Division507

  Accumulation unit value:
    Beginning of period                                                    $13.70               N/A                 N/A
    End of period                                                          $16.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       920                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division505

  Accumulation unit value:
    Beginning of period                                                     $7.33               N/A                 N/A
    End of period                                                           $7.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,252               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I553

  Accumulation unit value:
    Beginning of period                                                    $13.51               N/A                 N/A
    End of period                                                          $13.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,454               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I553

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $12.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,883               N/A                 N/A

JNL/MCM Global 15 Division NY I553

  Accumulation unit value:
    Beginning of period                                                    $13.54               N/A                 N/A
    End of period                                                          $15.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,487               N/A                 N/A

JNL/MCM 25 Division NY I553

  Accumulation unit value:
    Beginning of period                                                    $13.89               N/A                 N/A
    End of period                                                          $15.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,383               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division542

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                           $9.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,605               N/A                 N/A

JNL/T. Rowe Price Value Division507

  Accumulation unit value:
    Beginning of period                                                    $11.41               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,104               N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division553

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,092               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division505

  Accumulation unit value:
    Beginning of period                                                    $11.19               N/A                 N/A
    End of period                                                          $11.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       820                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.51% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I699

  Accumulation unit value:
    Beginning of period                                                    $14.78               N/A                 N/A
    End of period                                                          $15.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,346               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.545% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
   HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division512

  Accumulation unit value:
    Beginning of period                                                    $16.45               N/A                 N/A
    End of period                                                          $17.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       641                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division512

  Accumulation unit value:
    Beginning of period                                                    $26.86               N/A                 N/A
    End of period                                                          $29.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       981                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division698

  Accumulation unit value:
    Beginning of period                                                    $14.84               N/A                 N/A
    End of period                                                          $15.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,436               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I500

  Accumulation unit value:
    Beginning of period                                                    $13.77               N/A                 N/A
    End of period                                                          $13.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,885               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I500

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $12.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       646                N/A                 N/A

JNL/MCM Global 15 Division NY I500

  Accumulation unit value:
    Beginning of period                                                    $13.20               N/A                 N/A
    End of period                                                          $15.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,153               N/A                 N/A

JNL/MCM 25 Division NY I500

  Accumulation unit value:
    Beginning of period                                                    $13.32               N/A                 N/A
    End of period                                                          $15.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,821               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I500

  Accumulation unit value:
    Beginning of period                                                    $15.63               N/A                 N/A
    End of period                                                          $16.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,548               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division515

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,672               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division515

  Accumulation unit value:
    Beginning of period                                                    $11.54               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,978               N/A                 N/A

JNL/MCM Small Cap Index Division515

  Accumulation unit value:
    Beginning of period                                                    $11.81               N/A                 N/A
    End of period                                                          $12.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,945               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division515

  Accumulation unit value:
    Beginning of period                                                    $11.78               N/A                 N/A
    End of period                                                          $13.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,927               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division534

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $11.22               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division558

  Accumulation unit value:
    Beginning of period                                                     $9.33               N/A                 N/A
    End of period                                                           $8.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division512

  Accumulation unit value:
    Beginning of period                                                    $14.62               N/A                 N/A
    End of period                                                          $16.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,081               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division698

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $11.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,228               N/A                 N/A

JNL/S&P Managed Growth Division699

  Accumulation unit value:
    Beginning of period                                                    $11.41               N/A                 N/A
    End of period                                                          $11.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       241                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.56% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division679

  Accumulation unit value:
    Beginning of period                                                    $13.87               N/A                 N/A
    End of period                                                          $13.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,209               N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division702

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $12.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,111               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division679

  Accumulation unit value:
    Beginning of period                                                    $12.86               N/A                 N/A
    End of period                                                          $12.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,304               N/A                 N/A

JNL/Lazard Small Cap Value Division702

  Accumulation unit value:
    Beginning of period                                                    $12.77               N/A                 N/A
    End of period                                                          $13.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       489                N/A                 N/A

JNL/Lazard Mid Cap Value Division679

  Accumulation unit value:
    Beginning of period                                                    $14.25               N/A                 N/A
    End of period                                                          $15.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,802               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division702

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       671                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division702

  Accumulation unit value:
    Beginning of period                                                    $15.77               N/A                 N/A
    End of period                                                          $16.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       811                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I722

  Accumulation unit value:
    Beginning of period                                                    $13.18               N/A                 N/A
    End of period                                                          $13.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       101                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I722

  Accumulation unit value:
    Beginning of period                                                    $12.40               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       108                N/A                 N/A

JNL/MCM Global 15 Division NY I722

  Accumulation unit value:
    Beginning of period                                                    $14.86               N/A                 N/A
    End of period                                                          $15.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       90                 N/A                 N/A

JNL/MCM 25 Division NY I722

  Accumulation unit value:
    Beginning of period                                                    $15.21               N/A                 N/A
    End of period                                                          $15.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       88                 N/A                 N/A

JNL/MCM Select Small-Cap Division NY I722

  Accumulation unit value:
    Beginning of period                                                    $16.07               N/A                 N/A
    End of period                                                          $16.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       83                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division679

  Accumulation unit value:
    Beginning of period                                                     $9.07               N/A                 N/A
    End of period                                                           $9.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,465               N/A                 N/A

JNL/T. Rowe Price Value Division679

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $12.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,939               N/A                 N/A

JNL/MCM S&P 500 Index Division700

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,093               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division700

  Accumulation unit value:
    Beginning of period                                                    $11.61               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,671               N/A                 N/A

JNL/MCM Small Cap Index Division700

  Accumulation unit value:
    Beginning of period                                                    $11.81               N/A                 N/A
    End of period                                                          $12.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,496               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division700

  Accumulation unit value:
    Beginning of period                                                    $12.27               N/A                 N/A
    End of period                                                          $13.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,122               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division679

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,746               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY700

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $11.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,787               N/A                 N/A

JNL/MCM VIP Division719

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       97                 N/A                 N/A

JNL/MCM JNL 5 Division711

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,553               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division724

  Accumulation unit value:
    Beginning of period                                                    $11.75               N/A                 N/A
    End of period                                                          $11.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,973               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division683

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,853               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.57% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division641

  Accumulation unit value:
    Beginning of period                                                    $14.07               N/A                 N/A
    End of period                                                          $14.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division641

  Accumulation unit value:
    Beginning of period                                                    $13.77               N/A                 N/A
    End of period                                                          $13.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       75                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division485

  Accumulation unit value:
    Beginning of period                                                    $21.51              $21.48               N/A
    End of period                                                          $23.04              $21.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,597                N/A

JNL/JPMorgan International Equity Division641

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $12.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       101                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division485

  Accumulation unit value:
    Beginning of period                                                    $26.00              $26.12               N/A
    End of period                                                          $29.91              $26.00               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,957                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division665

  Accumulation unit value:
    Beginning of period                                                     $8.44               N/A                 N/A
    End of period                                                           $9.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       860                N/A                 N/A

JNL/PIMCO Total Return Bond Division507

  Accumulation unit value:
    Beginning of period                                                    $12.71               N/A                 N/A
    End of period                                                          $12.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,835               N/A                 N/A

JNL/Lazard Small Cap Value Division665

  Accumulation unit value:
    Beginning of period                                                    $12.19               N/A                 N/A
    End of period                                                          $13.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       603                N/A                 N/A

JNL/Lazard Mid Cap Value Division641

  Accumulation unit value:
    Beginning of period                                                    $13.34               N/A                 N/A
    End of period                                                          $15.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,537               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.77               N/A                 N/A
    End of period                                                          $12.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       89                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division657

  Accumulation unit value:
    Beginning of period                                                     $4.59               N/A                 N/A
    End of period                                                           $5.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,897               N/A                 N/A

JNL/MCM Healthcare Sector Division657

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       991                N/A                 N/A

JNL/MCM Financial Sector Division665

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       704                N/A                 N/A

JNL/MCM Oil & Gas Sector Division657

  Accumulation unit value:
    Beginning of period                                                    $14.78               N/A                 N/A
    End of period                                                          $16.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       622                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I483

  Accumulation unit value:
    Beginning of period                                                    $13.62              $13.44               N/A
    End of period                                                          $13.68              $13.62               N/A
  Accumulation units outstanding
  at the end of period                                                      1,040               730                 N/A

JNL/MCM The S&P(R) 10 Division NY I483

  Accumulation unit value:
    Beginning of period                                                    $11.12              $10.95               N/A
    End of period                                                          $12.78              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                      1,774              1,344                N/A

JNL/MCM Global 15 Division NY I483

  Accumulation unit value:
    Beginning of period                                                    $12.20              $12.01               N/A
    End of period                                                          $15.12              $12.20               N/A
  Accumulation units outstanding
  at the end of period                                                      4,499               272                 N/A

JNL/MCM 25 Division NY I483

  Accumulation unit value:
    Beginning of period                                                    $13.16              $13.02               N/A
    End of period                                                          $15.65              $13.16               N/A
  Accumulation units outstanding
  at the end of period                                                      4,706               628                 N/A

JNL/MCM Select Small-Cap Division NY I485

  Accumulation unit value:
    Beginning of period                                                    $15.52              $15.78               N/A
    End of period                                                          $16.98              $15.52               N/A
  Accumulation units outstanding
  at the end of period                                                      4,700              1,958                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division641

  Accumulation unit value:
    Beginning of period                                                     $8.67               N/A                 N/A
    End of period                                                           $9.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       119                N/A                 N/A

JNL/T. Rowe Price Value Division665

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A                 N/A
    End of period                                                          $12.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       537                N/A                 N/A

JNL/MCM S&P 500 Index Division483

  Accumulation unit value:
    Beginning of period                                                     $9.47              $9.33                N/A
    End of period                                                          $10.15              $9.47                N/A
  Accumulation units outstanding
  at the end of period                                                      9,927              2,192                N/A

JNL/MCM S&P 400 MidCap Index Division483

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.95               N/A
    End of period                                                          $12.43              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                      4,870              1,045                N/A

JNL/MCM Small Cap Index Division483

  Accumulation unit value:
    Beginning of period                                                    $11.13              $11.08               N/A
    End of period                                                          $12.73              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                      3,581               516                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division483

  Accumulation unit value:
    Beginning of period                                                    $11.28              $11.05               N/A
    End of period                                                          $13.14              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                      2,367               740                 N/A

JNL/MCM Bond Index Division528

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $10.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,473               N/A                 N/A

JNL/Oppenheimer Global Growth Division641

  Accumulation unit value:
    Beginning of period                                                     $8.88               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,178               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division523

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       54                 N/A                 N/A

JNL/AIM Small Cap Growth Division547

  Accumulation unit value:
    Beginning of period                                                    $11.22               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division547

  Accumulation unit value:
    Beginning of period                                                     $9.30               N/A                 N/A
    End of period                                                           $8.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division485

  Accumulation unit value:
    Beginning of period                                                    $14.32              $14.30               N/A
    End of period                                                          $16.02              $14.32               N/A
  Accumulation units outstanding
  at the end of period                                                       72                8,643                N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division443

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.47               N/A
    End of period                                                          $11.65              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                     16,212               794                 N/A

JNL/S&P Managed Growth Division490

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,875               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division507

  Accumulation unit value:
    Beginning of period                                                    $10.88               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,330               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I565

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                           $9.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.595% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division692

  Accumulation unit value:
    Beginning of period                                                    $19.49               N/A                 N/A
    End of period                                                          $20.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       785                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division586

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division586

  Accumulation unit value:
    Beginning of period                                                    $13.64               N/A                 N/A
    End of period                                                          $16.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I481

  Accumulation unit value:
    Beginning of period                                                    $13.62              $13.45               N/A
    End of period                                                          $13.67              $13.62               N/A
  Accumulation units outstanding
  at the end of period                                                       637                637                 N/A

JNL/MCM The S&P(R) 10 Division NY I481

  Accumulation unit value:
    Beginning of period                                                    $11.12              $10.91               N/A
    End of period                                                          $12.77              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                      1,178              1,178                N/A

JNL/MCM Global 15 Division NY I481

  Accumulation unit value:
    Beginning of period                                                    $12.19              $12.00               N/A
    End of period                                                          $15.11              $12.19               N/A
  Accumulation units outstanding
  at the end of period                                                      1,581               238                 N/A

JNL/MCM 25 Division NY I481

  Accumulation unit value:
    Beginning of period                                                    $13.16              $12.99               N/A
    End of period                                                          $15.64              $13.16               N/A
  Accumulation units outstanding
  at the end of period                                                       550                550                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division481

  Accumulation unit value:
    Beginning of period                                                     $9.46              $9.32                N/A
    End of period                                                          $10.15              $9.46                N/A
  Accumulation units outstanding
  at the end of period                                                      1,915              1,915                N/A

JNL/MCM S&P 400 MidCap Index Division481

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.95               N/A
    End of period                                                          $12.42              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                       913                913                 N/A

JNL/MCM Small Cap Index Division481

  Accumulation unit value:
    Beginning of period                                                    $11.12              $11.08               N/A
    End of period                                                          $12.72              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                       451                451                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division481

  Accumulation unit value:
    Beginning of period                                                    $11.27              $11.00               N/A
    End of period                                                          $13.13              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                       649                649                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY728

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $11.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,790               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division728

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,870               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division586

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,176               N/A                 N/A

JNL/S&P Managed Growth Division586

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $11.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,284               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.62% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division735

  Accumulation unit value:
    Beginning of period                                                    $11.88               N/A                 N/A
    End of period                                                          $11.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       546                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division722

  Accumulation unit value:
    Beginning of period                                                     $9.16               N/A                 N/A
    End of period                                                           $9.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,591               N/A                 N/A

JNL/PIMCO Total Return Bond Division722

  Accumulation unit value:
    Beginning of period                                                    $12.88               N/A                 N/A
    End of period                                                          $12.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,876               N/A                 N/A

JNL/Lazard Small Cap Value Division722

  Accumulation unit value:
    Beginning of period                                                    $13.01               N/A                 N/A
    End of period                                                          $13.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       641                N/A                 N/A

JNL/Lazard Mid Cap Value Division722

  Accumulation unit value:
    Beginning of period                                                    $15.43               N/A                 N/A
    End of period                                                          $15.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       541                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division722

  Accumulation unit value:
    Beginning of period                                                     $5.33               N/A                 N/A
    End of period                                                           $5.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,781               N/A                 N/A

JNL/MCM Healthcare Sector Division722

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,485               N/A                 N/A

JNL/MCM Financial Sector Division722

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,324               N/A                 N/A

JNL/MCM Oil & Gas Sector Division722

  Accumulation unit value:
    Beginning of period                                                    $15.95               N/A                 N/A
    End of period                                                          $16.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       920                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I722

  Accumulation unit value:
    Beginning of period                                                    $16.04               N/A                 N/A
    End of period                                                          $16.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       790                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division735

  Accumulation unit value:
    Beginning of period                                                    $12.49               N/A                 N/A
    End of period                                                          $12.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       519                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A




ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.645% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division624

  Accumulation unit value:
    Beginning of period                                                    $14.02               N/A                 N/A
    End of period                                                          $15.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       195                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division668

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division678

  Accumulation unit value:
    Beginning of period                                                    $16.12               N/A                 N/A
    End of period                                                          $16.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,874               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division624

  Accumulation unit value:
    Beginning of period                                                    $20.56               N/A                 N/A
    End of period                                                          $22.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       265                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division624

  Accumulation unit value:
    Beginning of period                                                    $25.77               N/A                 N/A
    End of period                                                          $29.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       645                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division624

  Accumulation unit value:
    Beginning of period                                                     $8.12               N/A                 N/A
    End of period                                                           $9.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       336                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division678

  Accumulation unit value:
    Beginning of period                                                    $12.23               N/A                 N/A
    End of period                                                          $13.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       758                N/A                 N/A

JNL/Lazard Mid Cap Value Division678

  Accumulation unit value:
    Beginning of period                                                    $14.29               N/A                 N/A
    End of period                                                          $15.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       649                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division678

  Accumulation unit value:
    Beginning of period                                                    $11.74               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,107               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division678

  Accumulation unit value:
    Beginning of period                                                    $16.14               N/A                 N/A
    End of period                                                          $16.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,148               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I604

  Accumulation unit value:
    Beginning of period                                                    $13.03               N/A                 N/A
    End of period                                                          $13.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,002               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I594

  Accumulation unit value:
    Beginning of period                                                    $11.19               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,949               N/A                 N/A

JNL/MCM Global 15 Division NY I604

  Accumulation unit value:
    Beginning of period                                                    $12.49               N/A                 N/A
    End of period                                                          $15.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,719               N/A                 N/A

JNL/MCM 25 Division NY I594

  Accumulation unit value:
    Beginning of period                                                    $13.83               N/A                 N/A
    End of period                                                          $15.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,391               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I604

  Accumulation unit value:
    Beginning of period                                                    $15.01               N/A                 N/A
    End of period                                                          $16.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,230               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division690

  Accumulation unit value:
    Beginning of period                                                     $9.17               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,296               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division594

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $12.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,350               N/A                 N/A

JNL/MCM Small Cap Index Division594

  Accumulation unit value:
    Beginning of period                                                    $11.44               N/A                 N/A
    End of period                                                          $12.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,099               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division690

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $13.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,830               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division648

  Accumulation unit value:
    Beginning of period                                                     $9.06               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,833               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division624

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       552                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division610

  Accumulation unit value:
    Beginning of period                                                    $11.05               N/A                 N/A
    End of period                                                          $11.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,854               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $11.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,680               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I672

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                           $9.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division624

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division648

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.65% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division644

  Accumulation unit value:
    Beginning of period                                                    $10.90               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.71               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division701

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,968               N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.67% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division596

  Accumulation unit value:
    Beginning of period                                                    $15.69               N/A                 N/A
    End of period                                                          $17.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,216               N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division677

  Accumulation unit value:
    Beginning of period                                                    $21.22               N/A                 N/A
    End of period                                                          $22.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       254                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $26.69               N/A                 N/A
    End of period                                                          $29.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,500               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division698

  Accumulation unit value:
    Beginning of period                                                    $12.50               N/A                 N/A
    End of period                                                          $13.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,711               N/A                 N/A

JNL/Lazard Mid Cap Value Division698

  Accumulation unit value:
    Beginning of period                                                    $14.72               N/A                 N/A
    End of period                                                          $15.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,116               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I641

  Accumulation unit value:
    Beginning of period                                                    $12.61               N/A                 N/A
    End of period                                                          $13.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,095               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I641

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $12.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,292               N/A                 N/A

JNL/MCM Global 15 Division NY I596

  Accumulation unit value:
    Beginning of period                                                    $12.63               N/A                 N/A
    End of period                                                          $15.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,273               N/A                 N/A

JNL/MCM 25 Division NY I641

  Accumulation unit value:
    Beginning of period                                                    $13.61               N/A                 N/A
    End of period                                                          $15.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,106               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I641

  Accumulation unit value:
    Beginning of period                                                    $13.18               N/A                 N/A
    End of period                                                          $16.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,678               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division624

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division624

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division698

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,779               N/A                 N/A

JNL/S&P Managed Growth Division677

  Accumulation unit value:
    Beginning of period                                                    $11.08               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       486                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $11.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,500               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I628

  Accumulation unit value:
    Beginning of period                                                     $9.26               N/A                 N/A
    End of period                                                           $9.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.695% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division584

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,245               N/A                 N/A

JNL/AIM Small Cap Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $11.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,186               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division702

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,100               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.72% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division733

  Accumulation unit value:
    Beginning of period                                                    $22.83               N/A                 N/A
    End of period                                                          $22.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       677                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division733

  Accumulation unit value:
    Beginning of period                                                    $17.31               N/A                 N/A
    End of period                                                          $17.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       893                N/A                 N/A

JNL/Select Balanced Division521

  Accumulation unit value:
    Beginning of period                                                    $19.16               N/A                 N/A
    End of period                                                          $20.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,410               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division592

  Accumulation unit value:
    Beginning of period                                                    $16.23               N/A                 N/A
    End of period                                                          $17.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division521

  Accumulation unit value:
    Beginning of period                                                    $21.63               N/A                 N/A
    End of period                                                          $22.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,253               N/A                 N/A

JNL/JPMorgan International Equity Division592

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division733

  Accumulation unit value:
    Beginning of period                                                    $29.11               N/A                 N/A
    End of period                                                          $29.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       354                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division733

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                           $9.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,168               N/A                 N/A

JNL/PIMCO Total Return Bond Division571

  Accumulation unit value:
    Beginning of period                                                    $12.43               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       236                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division592

  Accumulation unit value:
    Beginning of period                                                    $13.75               N/A                 N/A
    End of period                                                          $15.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,671               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I521

  Accumulation unit value:
    Beginning of period                                                    $13.63               N/A                 N/A
    End of period                                                          $13.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,331               N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I521

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,623               N/A                 N/A

JNL/MCM Global 15 Division NY I728

  Accumulation unit value:
    Beginning of period                                                    $14.85               N/A                 N/A
    End of period                                                          $15.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,735               N/A                 N/A

JNL/MCM 25 Division NY I521

  Accumulation unit value:
    Beginning of period                                                    $13.14               N/A                 N/A
    End of period                                                          $15.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,485               N/A                 N/A

JNL/MCM Select Small-Cap Division NY I728

  Accumulation unit value:
    Beginning of period                                                    $16.62               N/A                 N/A
    End of period                                                          $16.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,553               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division521

  Accumulation unit value:
    Beginning of period                                                     $9.10               N/A                 N/A
    End of period                                                           $9.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,970               N/A                 N/A

JNL/T. Rowe Price Value Division710

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       706                N/A                 N/A

JNL/MCM S&P 500 Index Division580

  Accumulation unit value:
    Beginning of period                                                     $9.14               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,273               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division580

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,066               N/A                 N/A

JNL/MCM Small Cap Index Division580

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $12.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,510               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division580

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $13.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,008               N/A                 N/A

JNL/MCM Bond Index Division580

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,135               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       870                N/A                 N/A

JNL/AIM Small Cap Growth Division592

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division521

  Accumulation unit value:
    Beginning of period                                                     $9.26               N/A                 N/A
    End of period                                                           $8.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division521

  Accumulation unit value:
    Beginning of period                                                    $14.65               N/A                 N/A
    End of period                                                          $15.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,486               N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY710

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $11.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       658                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division646

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $11.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,102               N/A                 N/A

JNL/S&P Managed Growth Division683

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,987               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.745% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division711

  Accumulation unit value:
    Beginning of period                                                    $11.41               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       650                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division724

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $11.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        6                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.76% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division710

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A                 N/A
    End of period                                                          $10.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       388                N/A                 N/A

JNL/MCM Financial Sector Division710

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $11.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       338                N/A                 N/A

JNL/MCM Oil & Gas Sector Division710

  Accumulation unit value:
    Beginning of period                                                    $16.34               N/A                 N/A
    End of period                                                          $16.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       224                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I710

  Accumulation unit value:
    Beginning of period                                                    $13.04               N/A                 N/A
    End of period                                                          $13.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       351                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I710

  Accumulation unit value:
    Beginning of period                                                    $12.30               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       298                N/A                 N/A

JNL/MCM Global 15 Division NY I710

  Accumulation unit value:
    Beginning of period                                                    $14.57               N/A                 N/A
    End of period                                                          $15.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       314                N/A                 N/A

JNL/MCM 25 Division NY I710

  Accumulation unit value:
    Beginning of period                                                    $14.95               N/A                 N/A
    End of period                                                          $15.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       306                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I710

  Accumulation unit value:
    Beginning of period                                                    $15.81               N/A                 N/A
    End of period                                                          $16.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       174                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division710

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,863               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division710

  Accumulation unit value:
    Beginning of period                                                    $11.80               N/A                 N/A
    End of period                                                          $12.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       543                N/A                 N/A

JNL/MCM Small Cap Index Division710

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $12.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       378                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division710

  Accumulation unit value:
    Beginning of period                                                    $12.37               N/A                 N/A
    End of period                                                          $13.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,332               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division710

  Accumulation unit value:
    Beginning of period                                                    $10.52               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,392               N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A





ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.81% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division734

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,332               N/A                 N/A

JNL/S&P Managed Moderate Division734

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,241               N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.82% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I675

  Accumulation unit value:
    Beginning of period                                                    $12.77               N/A                 N/A
    End of period                                                          $13.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       645                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I675

  Accumulation unit value:
    Beginning of period                                                    $11.60               N/A                 N/A
    End of period                                                          $12.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       711                N/A                 N/A

JNL/MCM Global 15 Division NY I675

  Accumulation unit value:
    Beginning of period                                                    $13.64               N/A                 N/A
    End of period                                                          $15.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       604                N/A                 N/A

JNL/MCM 25 Division NY I675

  Accumulation unit value:
    Beginning of period                                                    $14.51               N/A                 N/A
    End of period                                                          $15.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       568                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division612

  Accumulation unit value:
    Beginning of period                                                     $9.36               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       308                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division612

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $12.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       259                N/A                 N/A

JNL/MCM Small Cap Index Division612

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $12.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       256                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division612

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $13.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       253                N/A                 N/A

JNL/MCM Bond Index Division612

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,050               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division591

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,424               N/A                 N/A

JNL/S&P Managed Growth Division685

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $11.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,021               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $11.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       568                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I591

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A                 N/A
    End of period                                                           $9.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.87% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division733

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,108               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division733

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                           $9.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,369               N/A                 N/A

JNL/PIMCO Total Return Bond Division733

  Accumulation unit value:
    Beginning of period                                                    $12.60               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,043               N/A                 N/A

JNL/Lazard Small Cap Value Division733

  Accumulation unit value:
    Beginning of period                                                    $13.08               N/A                 N/A
    End of period                                                          $13.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       985                N/A                 N/A

JNL/Lazard Mid Cap Value Division733

  Accumulation unit value:
    Beginning of period                                                    $15.37               N/A                 N/A
    End of period                                                          $15.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       838                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division733

  Accumulation unit value:
    Beginning of period                                                     $5.26               N/A                 N/A
    End of period                                                           $5.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,447               N/A                 N/A

JNL/MCM Healthcare Sector Division733

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                           $9.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,303               N/A                 N/A

JNL/MCM Financial Sector Division733

  Accumulation unit value:
    Beginning of period                                                    $11.13               N/A                 N/A
    End of period                                                          $11.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,157               N/A                 N/A

JNL/MCM Oil & Gas Sector Division733

  Accumulation unit value:
    Beginning of period                                                    $15.90               N/A                 N/A
    End of period                                                          $16.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       810                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.92% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division735

  Accumulation unit value:
    Beginning of period                                                    $22.62               N/A                 N/A
    End of period                                                          $22.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       126                N/A                 N/A

JNL/FMR Capital Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $16.03               N/A                 N/A
    End of period                                                          $18.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division598

  Accumulation unit value:
    Beginning of period                                                    $15.04               N/A                 N/A
    End of period                                                          $17.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       165                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division598

  Accumulation unit value:
    Beginning of period                                                    $13.32               N/A                 N/A
    End of period                                                          $13.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division598

  Accumulation unit value:
    Beginning of period                                                    $15.08               N/A                 N/A
    End of period                                                          $16.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division598

  Accumulation unit value:
    Beginning of period                                                    $12.95               N/A                 N/A
    End of period                                                          $13.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division735

  Accumulation unit value:
    Beginning of period                                                    $28.94               N/A                 N/A
    End of period                                                          $28.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       66                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division598

  Accumulation unit value:
    Beginning of period                                                     $8.03               N/A                 N/A
    End of period                                                           $9.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       405                N/A                 N/A

JNL/PIMCO Total Return Bond Division598

  Accumulation unit value:
    Beginning of period                                                    $12.10               N/A                 N/A
    End of period                                                          $12.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Small Cap Value Division598

  Accumulation unit value:
    Beginning of period                                                    $11.71               N/A                 N/A
    End of period                                                          $13.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division598

  Accumulation unit value:
    Beginning of period                                                    $13.67               N/A                 N/A
    End of period                                                          $15.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I735

  Accumulation unit value:
    Beginning of period                                                    $15.50               N/A                 N/A
    End of period                                                          $15.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       367                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division598

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $12.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division555

  Accumulation unit value:
    Beginning of period                                                     $7.85               N/A                 N/A
    End of period                                                           $7.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Large Cap Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division575

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $11.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division598

  Accumulation unit value:
    Beginning of period                                                    $14.49               N/A                 N/A
    End of period                                                          $15.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       119                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division564

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $11.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Growth Division579

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division555

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division714

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,063               N/A                 N/A

JNL/S&P Managed Moderate Division714

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       997                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.945% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division665

  Accumulation unit value:
    Beginning of period                                                    $20.29               N/A                 N/A
    End of period                                                          $22.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       560                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division665

  Accumulation unit value:
    Beginning of period                                                    $25.79               N/A                 N/A
    End of period                                                          $28.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       441                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division665

  Accumulation unit value:
    Beginning of period                                                     $7.25               N/A                 N/A
    End of period                                                           $7.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,567               N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,093               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I665

  Accumulation unit value:
    Beginning of period                                                     $9.36               N/A                 N/A
    End of period                                                           $9.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.95% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division725

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,334               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division702

  Accumulation unit value:
    Beginning of period                                                    $10.92               N/A                 N/A
    End of period                                                          $11.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,616               N/A                 N/A

JNL/S&P Managed Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $11.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.995% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division721

  Accumulation unit value:
    Beginning of period                                                    $21.50               N/A                 N/A
    End of period                                                          $22.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       163                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division721

  Accumulation unit value:
    Beginning of period                                                    $27.87               N/A                 N/A
    End of period                                                          $28.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       63                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division721

  Accumulation unit value:
    Beginning of period                                                    $11.80               N/A                 N/A
    End of period                                                          $12.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       297                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division721

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $11.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       774                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.06% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division717

  Accumulation unit value:
    Beginning of period                                                    $11.08               N/A                 N/A
    End of period                                                          $11.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,194               N/A                 N/A

JNL/S&P Managed Growth Division717

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,168               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.095% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division714

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       189                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.195% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division564

  Accumulation unit value:
    Beginning of period                                                    $18.34               N/A                 N/A
    End of period                                                          $19.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division564

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $12.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division564

  Accumulation unit value:
    Beginning of period                                                     $8.88               N/A                 N/A
    End of period                                                           $9.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division564

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                           $9.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division564

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $12.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division564

  Accumulation unit value:
    Beginning of period                                                    $11.44               N/A                 N/A
    End of period                                                          $12.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division564

  Accumulation unit value:
    Beginning of period                                                    $10.40               N/A                 N/A
    End of period                                                          $10.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division730

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,239               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

1-September 16, 1996            85-April 1, 2002                169-August 14, 2002             253-January 16, 2003
2-April 1, 1998                 86-April 2, 2002                170-August 15, 2002             254-January 17, 2003
3-April 8, 1998                 87-April 3, 2002                171-August 16, 2002             255-January 21, 2003
4-April 9, 1998                 88-April 4, 2002                172-August 19, 2002             256-January 22, 2003
5-April 13, 1998                89-April 8, 2002                173-August 20, 2002             257-January 24, 2003
6-April 15, 1998                90-April 9, 2002                174-August 23, 2002             258-January 27, 2003
7-January 21, 1999              91-April 10, 2002               175-August 26, 2002             259-January 28, 2003
8-January 29, 1999              92-April 11, 2002               176-August 28, 2002             260-January 30, 2003
9-February 9, 1999              93-April 12, 2002               177-August 29, 2002             261-January 31, 2003
10-March 22, 1999               94-April 15, 2002               178-August 30, 2002             262-February 3, 2003
11-April 1, 1999                95-April 16, 2002               179-September 3, 2002           263-February 4, 2003
12-April 8, 1999                96-April 17, 2002               180-September 4, 2002           264-February 5, 2003
13-April 9, 1999                97-April 18, 2002               181-September 5, 2002           265-February 6, 2003
14-April 13, 1999               98-April 19, 2002               182-September 6, 2002           266-February 7, 2003
15-April 15, 1999               99-April 22, 2002               183-September 10, 2002          267-February 12, 2003
16-April 22, 1999               100-April 23, 2002              184-September 11, 2002          268-February 13, 2003
17-July 2, 1999                 101-April 24, 2002              185-September 12, 2002          269-February 14, 2003
18-August 16, 1999              102-April 25, 2002              186-September 13, 2002          270-February 18, 2003
19-May 1, 2000                  103-April 26, 2002              187-September 16, 2002          271-February 19, 2003
20-November 3, 2000             104-April 29, 2002              188-September 17, 2002          272-February 20, 2003
21-November 17, 2000            105-April 30, 2002              189-September 18, 2002          273-February 21, 2003
22-November 27, 2000            106-May 1, 2002                 190-September 19, 2002          274-February 24, 2003
23-December 14, 2000            107-May 2, 2002                 191-September 20, 2002          275-February 25, 2003
24-December 19, 2000            108-May 3, 2002                 192-September 23, 2002          276-February 26, 2003
25-February 12, 2001            109-May 6, 2002                 193-September 24, 2002          277-February 27, 2003
26-March 28, 2001               110-May 7, 2002                 194-September 25, 2002          278-February 28, 2003
27-May 1, 2001                  111-May 8, 2002                 195-September 26, 2002          279-March 3, 2003
28-June 7, 2001                 112-May 9, 2002                 196-September 27, 2002          280-March 4, 2003
29-August 15, 2001              113-May 10, 2002                197-September 30, 2002          281-March 5, 2003
30-October 29, 2001             114-May 13, 2002                198-October 1, 2002             282-March 6, 2003
31-December 14, 2001            115-May 14, 2002                199-October 2, 2002             283-March 7, 2003
32-January 3, 2002              116-May 15, 2002                200-October 3, 2002             284-March 10, 2003
33-January 7, 2002              117-May 16, 2002                201-October 4, 2002             285-March 11, 2003
34-January 10, 2002             118-May 17, 2002                202-October 7, 2002             286-March 12, 2003
35-January 11, 2002             119-May 20, 2002                203-October 8, 2002             287-March 13, 2003
36-January 14, 2002             120-May 21, 2002                204-October 9, 2002             288-March 14, 2003
37-January 15, 2002             121-May 23, 2002                205-October 10, 2002            289-March 17, 2003
38-January 18, 2002             122-May 24, 2002                206-October 11, 2002            290-March 18, 2003
39-January 22, 2002             123-May 28, 2002                207-October 14, 2002            291-March 19, 2003
40-January 23, 2002             124-May 29, 2002                208-October 15, 2002            292-March 20, 2003
41-January 25, 2002             125-May 30, 2002                209-October 17, 2002            293-March 21, 2003
42-January 28, 2002             126-May 31, 2002                210-October 18, 2002            294-March 24, 2003
43-January 29, 2002             127-June 3, 2002                211-October 21, 2002            295-March 26, 2003
44-January 30, 2002             128-June 4, 2002                212-October 22, 2002            296-March 27, 2003
45-January 31, 2002             129-June 5, 2002                213-October 24, 2002            297-March 28, 2003
46-February 1, 2002             130-June 6, 2002                214-October 25, 2002            298-March 31, 2003
47-February 4, 2002             131-June 7, 2002                215-October 28, 2002            299-April 1, 2003
48-February 5, 2002             132-June 10, 2002               216-October 29, 2002            300-April 2, 2003
49-February 6, 2002             133-June 11, 2002               217-October 31, 2002            301-April 3, 2003
50-February 7, 2002             134-June 12, 2002               218-November 1, 2002            302-April 4, 2003
51-February 8, 2002             135-June 14, 2002               219-November 4, 2002            303-April 7, 2003
52-February 11, 2002            136-June 17, 2002               220-November 5, 2002            304-April 8, 2003
53-February 12, 2002            137-June 20, 2002               221-November 6, 2002            305-April 9, 2003
54-February 13, 2002            138-June 21, 2002               222-November 7, 2002            306-April 10, 2003
55-February 14, 2002            139-June 24, 2002               223-November 8, 2002            307-April 11, 2003
56-February 15, 2002            140-June 25, 2002               224-November 12, 2002           308-April 14, 2003
57-February 19, 2002            141-June 26, 2002               225-November 13, 2002           309-April 15, 2003
58-February 20, 2002            142-June 27, 2002               226-November 14, 2002           310-April 16, 2003
59-February 21, 2002            143-June 28, 2002               227-November 15, 2002           311-April 17, 2003
60-February 22, 2002            144-July 1, 2002                228-November 18, 2002           312-April 21, 2003
61-February 25, 2002            145-July 2, 2002                229-November 19, 2002           313-April 22, 2003
62-February 26, 2002            146-July 3, 2002                230-November 20, 2002           314-April 23, 2003
63-February 27, 2002            147-July 5, 2002                231-November 22, 2002           315-April 24, 2003
64-February 28, 2002            148-July 8, 2002                232-November 25, 2002           316-April 25, 2003
65-March 1, 2002                149-July 9, 2002                233-November 26, 2002           317-April 28, 2003
66-March 4, 2002                150-July 11, 2002               234-November 27, 2002           318-April 29, 2003
67-March 5, 2002                151-July 12, 2002               235-November 29, 2002           319-April 30, 2003
68-March 6, 2002                152-July 15, 2002               236-December 2, 2002            320-May 1, 2003
69-March 7, 2002                153-July 16, 2002               237-December 3, 2002            321-May 2, 2003
70-March 8, 2002                154-July 18, 2002               238-December 5, 2002            322-May 5, 2003
71-March 11, 2002               155-July 22, 2002               239-December 6, 2002            323-May 6, 2003
72-March 12, 2002               156-July 24, 2002               240-December 9, 2002            324-May 7, 2003
73-March 13, 2002               157-July 25, 2002               241-December 16, 2002           325-May 8, 2003
74-March 14, 2002               158-July 26, 2002               242-December 17, 2002           326-May 12, 2003
75-March 15, 2002               159-July 29, 2002               243-December 18, 2002           327-May 13, 2003
76-March 18, 2002               160-July 30, 2002               244-December 19, 2002           328-May 14, 2003
77-March 19, 2002               161-July 31, 2002               245-December 23, 2002           329-May 15, 2003
78-March 20, 2002               162-August 1, 2002              246-December 27, 2002           330-May 19, 2003
79-March 21, 2002               163-August 5, 2002              247-December 30, 2002           331-May 20, 2003
80-March 22, 2002               164-August 6, 2002              248-December 31, 2002           332-May 21, 2003
81-March 25, 2002               165-August 7, 2002              249-January 2, 2003             333-May 22, 2003
82-March 26, 2002               166-August 8, 2002              250-January 3, 2003             334-May 23, 2003
83-March 27, 2002               167-August 12, 2002             251-January 6, 2003             335-May 27, 2003
84-March 28, 2002               168-August 13, 2002             252-January 9, 2003             336-May 28, 2003


337-May 29, 2003                421-September 30, 2003          505-January 29, 2004            589-May 28, 2004
338-May 30, 2003                422-October 1, 2003             506-January 30, 2004            590-June 1, 2004
339-June 2, 2003                423-October 2, 2003             507-February 2, 2004            591-June 2, 2004
340-June 3, 2003                424-October 3, 2003             508-February 3, 2004            592-June 3, 2004
341-June 4, 2003                425-October 4, 2003             509-February 4, 2004            593-June 4, 2004
342-June 5, 2003                426-October 6, 2003             510-February 5, 2004            594-June 7, 2004
343-June 6, 2003                427-October 7, 2003             511-February 6, 2004            595-June 8, 2004
344-June 9, 2003                428-October 8, 2003             512-February 9, 2004            596-June 9, 2004
345-June 10, 2003               429-October 9, 2003             513-February 10, 2004           597-June 10, 2004
346-June 11, 2003               430-October 10, 2003            514-February 11, 2004           598-June 14, 2004
347-June 12, 2003               431-October 13, 2003            515-February 12, 2004           599-June 15, 2004
348-June 13, 2003               432-October 14, 2003            516-February 13, 2004           600-June 16, 2004
349-June 16, 2003               433-October 15, 2003            517-February 17, 2004           601-June 17, 2004
350-June 17, 2003               434-October 16, 2003            518-February 18, 2004           602-June 18, 2004
351-June 18, 2003               435-October 17, 2003            519-February 19, 2004           603-June 21, 2004
352-June 19, 2003               436-October 20, 2003            520-February 20, 2004           604-June 22, 2004
353-June 20, 2003               437-October 21, 2003            521-February 23, 2004           605-June 23, 2004
354-June 23, 2003               438-October 22, 2003            522-February 24, 2004           606-June 24, 2004
355-June 24, 2003               439-October 23, 2003            523-February 25, 2004           607-June 25, 2004
356-June 25, 2003               440-October 24, 2003            524-February 26, 2004           608-June 28, 2004
357-June 26, 2003               441-October 27, 2003            525-February 27, 2004           609-June 29, 2004
358-June 27, 2003               442-October 28, 2003            526-March 1, 2004               610-July 1, 2004
359-June 30, 2003               443-October 29, 2003            527-March 2, 2004               611-July 2, 2004
360-July 1, 2003                444-October 30, 2003            528-March 3, 2004               612-July 6, 2004
361-July 2, 2003                445-October 31, 2003            529-March 4, 2004               613-July 7, 2004
362-July 3, 2003                446-November 3, 2003            530-March 5, 2004               614-July 8, 2004
363-July 7, 2003                447-November 4, 2003            531-March 8, 2004               615-July 9, 2004
364-July 8, 2003                448-November 5, 2003            532-March 9, 2004               616-July 12, 2004
365-July 9, 2003                449-November 6, 2003            533-March 10, 2004              617-July 13, 2004
366-July 10, 2003               450-November 7, 2003            534-March 11, 2004              618-July 14, 2004
367-July 11, 2003               451-November 10, 2003           535-March 12, 2004              619-July 15, 2004
368-July 14, 2003               452-November 11, 2003           536-March 15, 2004              620-July 16, 2004
369-July 15, 2003               453-November 12, 2003           537-March 16, 2004              621-July 19, 2004
370-July 17, 2003               454-November 13, 2003           538-March 17, 2004              622-July 20, 2004
371-July 18, 2003               455-November 14, 2003           539-March 18, 2004              623-July 21, 2004
372-July 21, 2003               456-November 17, 2003           540-March 19, 2004              624-July 22, 2004
373-July 22, 2003               457-November 18, 2003           541-March 22, 2004              625-July 23, 2004
374-July 23, 2003               458-November 19, 2003           542-March 23, 2004              626-July 26, 2004
375-July 24, 2003               459-November 20, 2003           543-March 24, 2004              627-July 27, 2004
376-July 25, 2003               460-November 21, 2003           544-March 25, 2004              628-July 28, 2004
377-July 28, 2003               461-November 24, 2003           545-March 26, 2004              629-July 29, 2004
378-July 29, 2003               462-November 25, 2003           546-March 29, 2004              630-July 30, 2004
379-July 30, 2003               463-November 26, 2003           547-March 30, 2004              631-August 2, 2004
380-July 31, 2003               464-November 28, 2003           548-March 31, 2004              632-August 3, 2004
381-August 1, 2003              465-December 1, 2003            549-April 1, 2004               633-August 4, 2004
382-August 4, 2003              466-December 2, 2003            550-April 2, 2004               634-August 5, 2004
383-August 5, 2003              467-December 3, 2003            551-April 5, 2004               635-August 6, 2004
384-August 6, 2003              468-December 4, 2003            552-April 6, 2004               636-August 9, 2004
385-August 7, 2003              469-December 5, 2003            553-April 7, 2004               637-August 10, 2004
386-August 8, 2003              470-December 8, 2003            554-April 8, 2004               638-August 11, 2004
387-August 11, 2003             471-December 9, 2003            555-April 12, 2004              639-August 12, 2004
388-August 12, 2003             472-December 10, 2003           556-April 13, 2004              640-August 13, 2004
389-August 13, 2003             473-December 11, 2003           557-April 14, 2004              641-August 16, 2004
390-August 14, 2003             474-December 12, 2003           558-April 15, 2004              642-August 17, 2004
391-August 15, 2003             475-December 15, 2003           559-April 16, 2004              643-August 18, 2004
392-August 18, 2003             476-December 16, 2003           560-April 19, 2004              644-August 19, 2004
393-August 19, 2003             477-December 17, 2003           561-April 20, 2004              645-August 20, 2004
394-August 20, 2003             478-December 18, 2003           562-April 21, 2004              646-August 23, 2004
395-August 21, 2003             479-December 19, 2003           563-April 22, 2004              647-August 24, 2004
396-August 22, 2003             480-December 22, 2003           564-April 23, 2004              648-August 25, 2004
397-August 25, 2003             481-December 23, 2003           565-April 26, 2004              649-August 26, 2004
398-August 26, 2003             482-December 24, 2003           566-April 27, 2004              650-August 27, 2004
399-August 27, 2003             483-December 26, 2003           567-April 28, 2004              651-August 30, 2004
400-August 28, 2003             484-December 29, 2003           568-April 29, 2004              652-August 31, 2004
401-August 29, 2003             485-December 30, 2003           569-April 30, 2004              653-September 1, 2004
402-September 2, 2003           486-December 31, 2003           570-May 3, 2004                 654-September 2, 2004
403-September 3, 2003           487-January 2, 2004             571-May 4, 2004                 655-September 3, 2004
404-September 5, 2003           488-January 5, 2004             572-May 5, 2004                 656-September 7, 2004
405-September 8, 2003           489-January 6, 2004             573-May 6, 2004                 657-September 8, 2004
406-September 9, 2003           490-January 7, 2004             574-May 7, 2004                 658-September 9, 2004
407-September 10, 2003          491-January 8, 2004             575-May 10, 2004                659-September 10, 2004
408-September 11, 2003          492-January 9, 2004             576-May 11, 2004                660-September 13, 2004
409-September 12, 2003          493-January 12, 2004            577-May 12, 2004                661-September 14, 2004
410-September 15, 2003          494-January 13, 2004            578-May 13, 2004                662-September 15, 2004
411-September 16, 2003          495-January 14, 2004            579-May 14, 2004                663-September 16, 2004
412-September 17, 2003          496-January 15, 2004            580-May 17, 2004                664-September 17, 2004
413-September 18, 2003          497-January 16, 2004            581-May 18, 2004                665-September 20, 2004
414-September 19, 2003          498-January 20, 2004            582-May 19, 2004                666-September 21, 2004
415-September 22, 2003          499-January 21, 2004            583-May 20, 2004                667-September 22, 2004
416-September 23, 2003          500-January 22, 2004            584-May 21, 2004                668-September 23, 2004
417-September 24, 2003          501-January 23, 2004            585-May 24, 2004                669-September 24, 2004
418-September 25, 2003          502-January 26, 2004            586-May 25, 2004                670-September 27, 2004
419-September 26, 2003          503-January 27, 2004            587-May 26, 2004                671-September 28, 2004
420-September 29, 2003          504-January 28, 2004            588-May 27, 2004                672-September 29, 2004


673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004




                           JNLNY Separate Account - I




                                [OBJECT OMITTED]


                              Financial Statements

                               December 31, 2004


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                      JNL/AIM              JNL/AIM            JNL/AIM             JNL/Alger
                                                      Large Cap        Premier Equity II      Small Cap             Growth
                                                  Growth Portfolio        Portfolio       Growth Portfolio        Portfolio
                                                ---------------------  ----------------  -------------------  ------------------
ASSETS
Investments, at value (a)                                $ 3,366,163               $ -          $ 3,726,638         $ 6,712,927
Receivables:
   Investment securities sold                                  1,405                 -                7,807               1,660
   Sub-account units sold                                        952                 -                  224              11,267
                                                ---------------------  ----------------  -------------------  ------------------
TOTAL ASSETS                                               3,368,520                 -            3,734,669           6,725,854
                                                ---------------------  ----------------  -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                               952                 -                  224              11,267
   Sub-account units redeemed                                  1,246                 -                7,637               1,389
   Insurance fees due to Jackson National
      Life of New York                                           159                 -                  170                 271
                                                ---------------------  ----------------  -------------------  ------------------
TOTAL LIABILITIES                                              2,357                 -                8,031              12,927
                                                ---------------------  ----------------  -------------------  ------------------
NET ASSETS (NOTE 7)                                      $ 3,366,163               $ -          $ 3,726,638         $ 6,712,927
----------------------------------------------- =====================  ================  ===================  ==================


(a)  Investment shares                                       288,446                 -              298,848             433,092
     Investments at cost                                 $ 3,039,312               $ -          $ 3,368,813         $ 7,431,337



                                                   JNL/Alliance         JNL/Eagle          JNL/Eagle            JNL/FMR
                                                      Capital           Core Equity        SmallCap            Balanced
                                                 Growth Portfolio       Portfolio      Equity Portfolio        Portfolio
                                                -------------------- ----------------- ------------------  ------------------
ASSETS
Investments, at value (a)                               $ 1,923,217       $ 4,370,767        $ 5,125,113         $ 6,684,019
Receivables:
   Investment securities sold                                   198             2,832              2,453               1,655
   Sub-account units sold                                     2,187                 -              6,250                  98
                                                -------------------- ----------------- ------------------  ------------------
TOTAL ASSETS                                              1,925,602         4,373,599          5,133,816           6,685,772
                                                -------------------- ----------------- ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                            2,187                 -              6,250                  98
   Sub-account units redeemed                                   111             2,627              2,232               1,345
   Insurance fees due to Jackson National
      Life of New York                                           87               205                221                 310
                                                -------------------- ----------------- ------------------  ------------------
TOTAL LIABILITIES                                             2,385             2,832              8,703               1,753
                                                -------------------- ----------------- ------------------  ------------------
NET ASSETS (NOTE 7)                                     $ 1,923,217       $ 4,370,767        $ 5,125,113         $ 6,684,019
----------------------------------------------- ==================== ================= ==================  ==================


(a)  Investment shares                                      182,815           292,164            256,641             667,068
     Investments at cost                                $ 1,786,109       $ 4,056,639        $ 4,202,657         $ 6,120,475



                                                     JNL/FMR           JNL/JPMorgan
                                                  Capital Growth      International
                                                    Portfolio        Value Portfolio
                                                ------------------- -------------------
ASSETS
Investments, at value (a)                              $ 5,971,124         $ 2,677,193
Receivables:
   Investment securities sold                                1,513                 344
   Sub-account units sold                                        -                   -
                                                ------------------- -------------------
TOTAL ASSETS                                             5,972,637           2,677,537
                                                ------------------- -------------------

LIABILITIES
Payables:
   Investment securities purchased                               -                   -
   Sub-account units redeemed                                1,274                 209
   Insurance fees due to Jackson National
      Life of New York                                         239                 135
                                                ------------------- -------------------
TOTAL LIABILITIES                                            1,513                 344
                                                ------------------- -------------------
NET ASSETS (NOTE 7)                                    $ 5,971,124         $ 2,677,193
----------------------------------------------- =================== ===================


(a)  Investment shares                                     381,055             288,180
     Investments at cost                               $ 8,684,120         $ 2,273,564


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                       JNL/                 JNL/              JNL/MCM           JNL/MCM
                                                  Lazard Mid Cap      Lazard Small Cap          25            Bond Index
                                                  Value Portfolio     Value Portfolio        Portfolio         Portfolio
                                                -------------------- -------------------  ---------------- ------------------
ASSETS
Investments, at value (a)                               $ 5,868,338         $ 4,898,187      $ 18,622,928        $ 4,233,522
Receivables:
   Investment securities sold                                 8,938               7,653             7,569              1,365
   Sub-account units sold                                    14,643              14,643            35,145             20,812
                                                -------------------- -------------------  ---------------- ------------------
TOTAL ASSETS                                              5,891,919           4,920,483        18,665,642          4,255,699
                                                -------------------- -------------------  ---------------- ------------------

LIABILITIES
Payables:
   Investment securities purchased                           14,643              14,643            35,145             20,812
   Sub-account units redeemed                                 8,646               7,417             6,574              1,141
   Insurance fees due to Jackson National
      Life of New York                                          292                 236               995                224
                                                -------------------- -------------------  ---------------- ------------------
TOTAL LIABILITIES                                            23,581              22,296            42,714             22,177
                                                -------------------- -------------------  ---------------- ------------------
NET ASSETS (NOTE 7)                                     $ 5,868,338         $ 4,898,187      $ 18,622,928        $ 4,233,522
----------------------------------------------- ==================== ===================  ================ ==================


(a)  Investment shares                                      400,296             354,684         1,117,823            390,907
     Investments at cost                                $ 5,466,842         $ 4,409,204      $ 15,217,575        $ 4,171,971



                                                                                                                      JNL/MCM
                                                      JNL/MCM                JNL/MCM             JNL/MCM             Enhanced
                                                   Communications        Consumer Brands          Energy           S&P 500 Stock
                                                  Sector Portfolio      Sector Portfolio     Sector Portfolio     Index Portfolio
                                                ---------------------  --------------------  -----------------  --------------------
ASSETS
Investments, at value (a)                                  $ 295,574             $ 210,647          $ 725,751           $ 2,323,486
Receivables:
   Investment securities sold                                     90                    58                253                   239
   Sub-account units sold                                          -                     -                408                 4,374
                                                ---------------------  --------------------  -----------------  --------------------
TOTAL ASSETS                                                 295,664               210,705            726,412             2,328,099
                                                ---------------------  --------------------  -----------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                                 -                     -                408                 4,374
   Sub-account units redeemed                                     77                    47                215                   126
   Insurance fees due to Jackson National
      Life of New York                                            13                    11                 38                   113
                                                ---------------------  --------------------  -----------------  --------------------
TOTAL LIABILITIES                                                 90                    58                661                 4,613
                                                ---------------------  --------------------  -----------------  --------------------
NET ASSETS (NOTE 7)                                        $ 295,574             $ 210,647          $ 725,751           $ 2,323,486
----------------------------------------------- =====================  ====================  =================  ====================


(a)  Investment shares                                                 59,954       17,867             38,522               264,033
     Investments at cost                                   $ 268,881             $ 189,689          $ 664,361           $ 2,029,298


                                                     JNL/MCM             JNL/MCM
                                                    Financial             Global
                                                 Sector Portfolio      15 Portfolio
                                                -------------------  -----------------
ASSETS
Investments, at value (a)                                $ 383,595       $ 11,079,124
Receivables:
   Investment securities sold                                   57              2,932
   Sub-account units sold                                        -             29,129
                                                -------------------  -----------------
TOTAL ASSETS                                               383,652         11,111,185
                                                -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                               -             29,129
   Sub-account units redeemed                                   35              2,363
   Insurance fees due to Jackson National
      Life of New York                                          22                569
                                                -------------------  -----------------
TOTAL LIABILITIES                                               57             32,061
                                                -------------------  -----------------
NET ASSETS (NOTE 7)                                      $ 383,595       $ 11,079,124
----------------------------------------------- ===================  =================


(a)  Investment shares                                      29,237            688,144
     Investments at cost                                 $ 349,197        $ 9,511,270


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                                                                                JNL/MCM
                                                      JNL/MCM             JNL/MCM           JNL/MCM         Pharmaceutical/
                                                   International           JNL 5            Nasdaq(R)          Healthcare
                                                  Index Portfolio        Portfolio        15 Portfolio      Sector Portfolio
                                                --------------------  ----------------  ----------------- ---------------------
ASSETS
Investments, at value (a)                               $ 7,219,086       $ 5,265,320        $ 1,210,699           $ 1,286,977
Receivables:
   Investment securities sold                                 3,522               877                 50                   266
   Sub-account units sold                                    26,689            97,849             26,215                     -
                                                --------------------  ----------------  ----------------- ---------------------
TOTAL ASSETS                                              7,249,297         5,364,046          1,236,964             1,287,243
                                                --------------------  ----------------  ----------------- ---------------------

LIABILITIES
Payables:
   Investment securities purchased                           26,689            97,849             26,215                     -
   Sub-account units redeemed                                 3,148               602                  5                   199
   Insurance fees due to Jackson National
      Life of New York                                          374               275                 45                    67
                                                --------------------  ----------------  ----------------- ---------------------
TOTAL LIABILITIES                                            30,211            98,726             26,265                   266
                                                --------------------  ----------------  ----------------- ---------------------
NET ASSETS (NOTE 7)                                     $ 7,219,086       $ 5,265,320        $ 1,210,699           $ 1,286,977
----------------------------------------------- ====================  ================  ================= =====================


(a)  Investment shares                                      528,097           482,172            111,277               110,281
     Investments at cost                                $ 6,344,587       $ 5,052,723        $ 1,120,838           $ 1,240,739



                                                      JNL/MCM             JNL/MCM             JNL/MCM           JNL/MCM
                                                  S&P 400 MidCap          S&P 500          Select Small        Small Cap
                                                  Index Portfolio     Index Portfolio      Cap Portfolio    Index Portfolio
                                                --------------------  -----------------  ------------------ -----------------
ASSETS
Investments, at value (a)                              $ 12,779,701       $ 16,268,999        $ 10,128,531      $ 10,539,026
Receivables:
   Investment securities sold                                 7,117              6,632               2,311             5,632
   Sub-account units sold                                    38,641             30,509              14,351            32,544
                                                --------------------  -----------------  ------------------ -----------------
TOTAL ASSETS                                             12,825,459         16,306,140          10,145,193        10,577,202
                                                --------------------  -----------------  ------------------ -----------------

LIABILITIES
Payables:
   Investment securities purchased                           38,641             30,509              14,351            32,544
   Sub-account units redeemed                                 6,436              5,809               1,791             5,083
   Insurance fees due to Jackson National
      Life of New York                                          681                823                 520               549
                                                --------------------  -----------------  ------------------ -----------------
TOTAL LIABILITIES                                            45,758             37,141              16,662            38,176
                                                --------------------  -----------------  ------------------ -----------------
NET ASSETS (NOTE 7)                                    $ 12,779,701       $ 16,268,999        $ 10,128,531      $ 10,539,026
----------------------------------------------- ====================  =================  ================== =================


(a)  Investment shares                                      962,327                  1,526,172     560,206           784,738
     Investments at cost                               $ 11,215,424       $ 14,973,784         $ 8,264,372       $ 9,061,809



                                                      JNL/MCM             JNL/MCM
                                                    Technology          The Dow SM
                                                 Sector Portfolio      10 Portfolio
                                                -------------------- ------------------
ASSETS
Investments, at value (a)                                 $ 478,835       $ 15,799,370
Receivables:
   Investment securities sold                                    98              3,468
   Sub-account units sold                                         -             33,942
                                                -------------------- ------------------
TOTAL ASSETS                                                478,933         15,836,780
                                                -------------------- ------------------

LIABILITIES
Payables:
   Investment securities purchased                                -             33,942
   Sub-account units redeemed                                    72              2,657
   Insurance fees due to Jackson National
      Life of New York                                           26                811
                                                -------------------- ------------------
TOTAL LIABILITIES                                                98             37,410
                                                -------------------- ------------------
NET ASSETS (NOTE 7)                                       $ 478,835       $ 15,799,370
----------------------------------------------- ==================== ==================


(a)  Investment shares                                       77,231          1,084,377
     Investments at cost                                  $ 446,752       $ 14,099,448

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                      JNL/MCM              JNL/MCM           JNL/MCM          JNL/Oppenheimer
                                                     The S&P(R)          Value Line(R)         VIP             Global Growth
                                                   10 Portfolio         25 Portfolio        Portfolio            Portfolio
                                                --------------------  ------------------ -----------------  --------------------
ASSETS
Investments, at value (a)                              $ 16,372,397        $ 13,941,039         $ 311,192           $ 5,284,286
Receivables:
   Investment securities sold                                 7,895                 771                28                 1,803
   Sub-account units sold                                    48,833              26,829                 -                 6,250
                                                --------------------  ------------------ -----------------  --------------------
TOTAL ASSETS                                             16,429,125          13,968,639           311,220             5,292,339
                                                --------------------  ------------------ -----------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                           48,833              26,829                 -                 6,250
   Sub-account units redeemed                                 7,012                  58                12                 1,546
   Insurance fees due to Jackson National
      Life of New York                                          883                 713                16                   257
                                                --------------------  ------------------ -----------------  --------------------
TOTAL LIABILITIES                                            56,728              27,600                28                 8,053
                                                --------------------  ------------------ -----------------  --------------------
NET ASSETS (NOTE 7)                                    $ 16,372,397        $ 13,941,039         $ 311,192           $ 5,284,286
----------------------------------------------- ====================  ================== =================  ====================


(a)  Investment shares                                    1,202,968           1,221,826            28,035               443,313
     Investments at cost                               $ 13,445,158        $ 13,379,357         $ 300,055           $ 4,315,932



                                                  JNL/Oppenheimer        JNL/PIMCO             JNL/PPM            JNL/Putnam
                                                       Growth           Total Return     America High Yield         Equity
                                                     Portfolio         Bond Portfolio      Bond Portfolio         Portfolio
                                                --------------------- -----------------  --------------------  -----------------
ASSETS
Investments, at value (a)                                $ 1,445,774      $ 15,500,662                   $ -        $ 3,153,931
Receivables:
   Investment securities sold                                    212             7,081                     -                141
   Sub-account units sold                                      6,250            31,369                     -                  -
                                                --------------------- -----------------  --------------------  -----------------
TOTAL ASSETS                                               1,452,236        15,539,112                     -          3,154,072
                                                --------------------- -----------------  --------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                             6,250            31,369                     -                  -
   Sub-account units redeemed                                    143             6,312                     -                 15
   Insurance fees due to Jackson National
      Life of New York                                            69               769                     -                126
                                                --------------------- -----------------  --------------------  -----------------
TOTAL LIABILITIES                                              6,462            38,450                     -                141
                                                --------------------- -----------------  --------------------  -----------------
NET ASSETS (NOTE 7)                                      $ 1,445,774      $ 15,500,662                   $ -        $ 3,153,931
----------------------------------------------- ===================== =================  ====================  =================


(a)  Investment shares                                       167,529         1,296,042                     -            169,657
     Investments at cost                                 $ 1,379,573      $ 15,377,037                   $ -        $ 3,583,781



                                                    JNL/Putnam          JNL/Putnam
                                                   International       Midcap Growth
                                                 Equity Portfolio        Portfolio
                                                --------------------  ----------------
ASSETS
Investments, at value (a)                               $ 3,078,290       $ 1,793,436
Receivables:
   Investment securities sold                                 1,145             1,633
   Sub-account units sold                                         -                 -
                                                --------------------  ----------------
TOTAL ASSETS                                              3,079,435         1,795,069
                                                --------------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                                -                 -
   Sub-account units redeemed                                 1,012             1,552
   Insurance fees due to Jackson National
      Life of New York                                          133                81
                                                --------------------  ----------------
TOTAL LIABILITIES                                             1,145             1,633
                                                --------------------  ----------------
NET ASSETS (NOTE 7)                                     $ 3,078,290       $ 1,793,436
----------------------------------------------- ====================  ================


(a)  Investment shares                                      278,831           221,686
     Investments at cost                                $ 2,595,927       $ 1,564,021

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                    JNL/Putnam            JNL/S&P            JNL/S&P            JNL/S&P
                                                   Value Equity        Core Index 50      Core Index 75     Core Index 100
                                                     Portfolio           Portfolio          Portfolio          Portfolio
                                                --------------------  -----------------  ----------------  ------------------
ASSETS
Investments, at value (a)                               $ 7,085,908                $ -               $ -                 $ -
Receivables:
   Investment securities sold                                 1,681                  -                 -                   -
   Sub-account units sold                                         -                  -                 -                   -
                                                --------------------  -----------------  ----------------  ------------------
TOTAL ASSETS                                              7,087,589                  -                 -                   -
                                                --------------------  -----------------  ----------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                                -                  -                 -                   -
   Sub-account units redeemed                                 1,383                  -                 -                   -
   Insurance fees due to Jackson National
      Life of New York                                          298                  -                 -                   -
                                                --------------------  -----------------  ----------------  ------------------
TOTAL LIABILITIES                                             1,681                  -                 -                   -
                                                --------------------  -----------------  ----------------  ------------------
NET ASSETS (NOTE 7)                                     $ 7,085,908                $ -               $ -                 $ -
----------------------------------------------- ====================  =================  ================  ==================


(a)  Investment shares                                      406,769                  -                  -                  -
     Investments at cost                                $ 6,557,683                $ -               $ -                 $ -



                                                      JNL/S&P                                  JNL/S&P             JNL/S&P
                                                      Equity              JNL/S&P              Managed             Managed
                                                    Aggressive         Equity Growth         Aggressive         Conservative
                                                Growth Portfolio I      Portfolio I       Growth Portfolio        Portfolio
                                                --------------------  -----------------  --------------------  ----------------
ASSETS
Investments, at value (a)                                       $ -                $ -          $ 62,567,879       $ 1,200,358
Receivables:
   Investment securities sold                                     -                  -                31,551               177
   Sub-account units sold                                         -                  -               190,513            34,997
                                                --------------------  -----------------  --------------------  ----------------
TOTAL ASSETS                                                      -                  -            62,789,943         1,235,532
                                                --------------------  -----------------  --------------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                                -                  -               190,513            34,997
   Sub-account units redeemed                                     -                  -                28,409               117
   Insurance fees due to Jackson National
      Life of New York                                            -                  -                 3,142                60
                                                --------------------  -----------------  --------------------  ----------------
TOTAL LIABILITIES                                                 -                  -               222,064            35,174
                                                --------------------  -----------------  --------------------  ----------------
NET ASSETS (NOTE 7)                                             $ -                $ -          $ 62,567,879       $ 1,200,358
----------------------------------------------- ====================  =================  ====================  ================


(a)  Investment shares                                                      -                   -  5,262,227           115,977
     Investments at cost                                        $ -                $ -          $ 57,459,646       $ 1,190,080


                                                                         JNL/S&P
                                                      JNL/S&P            Managed
                                                      Managed            Moderate
                                                 Growth Portfolio       Portfolio
                                                --------------------  ---------------
ASSETS
Investments, at value (a)                              $ 60,446,779      $ 1,936,140
Receivables:
   Investment securities sold                                69,919              115
   Sub-account units sold                                    26,571                -
                                                --------------------  ---------------
TOTAL ASSETS                                             60,543,269        1,936,255
                                                --------------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                           26,571                -
   Sub-account units redeemed                                67,024               17
   Insurance fees due to Jackson National
      Life of New York                                        2,895               98
                                                --------------------  ---------------
TOTAL LIABILITIES                                            96,490              115
                                                --------------------  ---------------
NET ASSETS (NOTE 7)                                    $ 60,446,779      $ 1,936,140
----------------------------------------------- ====================  ===============


(a)  Investment shares                                    4,942,500          183,694
     Investments at cost                               $ 54,044,614      $ 1,908,558


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                      JNL/S&P                               JNL/Salomon          JNL/Salomon
                                                      Managed             JNL/S&P          Brothers High           Brothers
                                                     Moderate         Very Aggressive        Yield Bond         Strategic Bond
                                                 Growth Portfolio    Growth Portfolio I      Portfolio            Portfolio
                                                -------------------- ------------------  -------------------  -------------------
ASSETS
Investments, at value (a)                              $ 37,844,325                $ -         $ 13,233,792          $ 6,027,800
Receivables:
   Investment securities sold                                 5,606                  -               34,258               14,416
   Sub-account units sold                                    71,127                  -              210,188               12,815
                                                -------------------- ------------------  -------------------  -------------------
TOTAL ASSETS                                             37,921,058                  -           13,478,238            6,055,031
                                                -------------------- ------------------  -------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                           71,127                  -              210,188               12,815
   Sub-account units redeemed                                 3,793                  -               33,626               14,130
   Insurance fees due to Jackson National
      Life of New York                                        1,813                  -                  632                  286
                                                -------------------- ------------------  -------------------  -------------------
TOTAL LIABILITIES                                            76,733                  -              244,446               27,231
                                                -------------------- ------------------  -------------------  -------------------
NET ASSETS (NOTE 7)                                    $ 37,844,325                $ -         $ 13,233,792          $ 6,027,800
----------------------------------------------- ==================== ==================  ===================  ===================


(a)  Investment shares                                    3,242,873                             - 1,555,087              525,527
     Investments at cost                               $ 35,011,107                $ -         $ 13,164,215          $ 6,002,408



                                                     JNL/Salomon
                                                      Brothers
                                                   U.S. Government        JNL/Select         JNL/Select          JNL/Select
                                                      & Quality            Balanced         Global Growth        Large Cap
                                                   Bond Portfolio          Portfolio          Portfolio       Growth Portfolio
                                                ----------------------  ----------------  ------------------ -------------------
ASSETS
Investments, at value (a)                                 $ 7,842,310      $ 10,922,577         $ 3,654,058         $ 7,131,056
Receivables:
   Investment securities sold                                   1,057             2,304                 158                 987
   Sub-account units sold                                           -               177                   -               2,187
                                                ----------------------  ----------------  ------------------ -------------------
TOTAL ASSETS                                                7,843,367        10,925,058           3,654,216           7,134,230
                                                ----------------------  ----------------  ------------------ -------------------

LIABILITIES
Payables:
   Investment securities purchased                                  -               177                   -               2,187
   Sub-account units redeemed                                     698             1,797                  16                 694
   Insurance fees due to Jackson National
      Life of New York                                            359               507                 142                 293
                                                ----------------------  ----------------  ------------------ -------------------
TOTAL LIABILITIES                                               1,057             2,481                 158               3,174
                                                ----------------------  ----------------  ------------------ -------------------
NET ASSETS (NOTE 7)                                       $ 7,842,310      $ 10,922,577         $ 3,654,058         $ 7,131,056
----------------------------------------------- ======================  ================  ================== ===================


(a)  Investment shares                                        693,396           638,001                     188,256     361,799
     Investments at cost                                  $ 8,095,307       $ 9,329,156         $ 5,335,727         $ 8,856,524



                                                   JNL/Select            JNL/
                                                  Money Market       Select Value
                                                    Portfolio          Portfolio
                                                ------------------  ----------------
ASSETS
Investments, at value (a)                             $ 5,217,670       $ 3,446,039
Receivables:
   Investment securities sold                              24,156             1,626
   Sub-account units sold                                       -               420
                                                ------------------  ----------------
TOTAL ASSETS                                            5,241,826         3,448,085
                                                ------------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                              -               420
   Sub-account units redeemed                              23,912             1,450
   Insurance fees due to Jackson National
      Life of New York                                        244               176
                                                ------------------  ----------------
TOTAL LIABILITIES                                          24,156             2,046
                                                ------------------  ----------------
NET ASSETS (NOTE 7)                                   $ 5,217,670       $ 3,446,039
----------------------------------------------- ==================  ================


(a)  Investment shares                                  5,217,670           206,226
     Investments at cost                              $ 5,217,602       $ 3,034,930

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                    JNL/T.Rowe           JNL/T. Rowe
                                                       Price            Price Mid-Cap       JNL/T. Rowe
                                                    Established             Growth          Price Value
                                                 Growth Portfolio         Portfolio          Portfolio
                                                --------------------  ------------------- -----------------
ASSETS
Investments, at value (a)                              $ 11,067,215         $ 16,035,295      $ 13,899,317
Receivables:
   Investment securities sold                                 5,784               15,293            31,273
   Sub-account units sold                                     7,168                6,250            11,154
                                                --------------------  ------------------- -----------------
TOTAL ASSETS                                             11,080,167           16,056,838        13,941,744
                                                --------------------  ------------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                            7,168                6,250            11,154
   Sub-account units redeemed                                 5,302               14,595            30,633
   Insurance fees due to Jackson National
      Life of New York                                          482                  698               640
                                                --------------------  ------------------- -----------------
TOTAL LIABILITIES                                            12,952               21,543            42,427
                                                --------------------  ------------------- -----------------
NET ASSETS (NOTE 7)                                    $ 11,067,215         $ 16,035,295      $ 13,899,317
----------------------------------------------- ====================  =================== =================


(a)  Investment shares                                      602,789              575,360         1,019,012
     Investments at cost                                $ 9,929,097         $ 13,848,759      $ 11,966,648

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                        JNL/AIM             JNL/AIM             JNL/AIM           JNL/Alger
                                                       Large Cap       Premier Equity II        Small Cap           Growth
                                                   Growth Portfolio      Portfolio (a)      Growth Portfolio      Portfolio
                                                   ------------------  -------------------  -----------------  -----------------
INVESTMENT INCOME
   Dividends                                                     $ -                $ 854                $ -              $ 634
                                                   ------------------  -------------------  -----------------  -----------------

EXPENSES
   Insurance charges (Note 6)                                 53,584                2,817             60,755             98,136
                                                   ------------------  -------------------  -----------------  -----------------
TOTAL EXPENSES                                                53,584                2,817             60,755             98,136
                                                   ------------------  -------------------  -----------------  -----------------
                                                   ------------------  -------------------  -----------------  -----------------
NET INVESTMENT LOSS                                          (53,584)              (1,963)           (60,755)           (97,502)
                                                   ------------------  -------------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -                    -                  -                  -
   Investments                                                79,260               (1,206)            53,092           (314,274)
Net change in unrealized appreciation
  (depreciation) on investments                              221,272              (13,061)           156,759            648,135
                                                   ------------------  -------------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      300,532              (14,267)           209,851            333,861
                                                   ------------------  -------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 246,948            $ (16,230)         $ 149,096          $ 236,359
                                                   ==================  ===================  =================  =================



                                                       JNL/Alliance           JNL/Eagle          JNL/Eagle            JNL/FMR
                                                         Capital             Core Equity          SmallCap            Balanced
                                                     Growth Portfolio         Portfolio       Equity Portfolio       Portfolio
                                                   ---------------------  --------------------------------------  -----------------
INVESTMENT INCOME
   Dividends                                                    $ 4,707            $ 30,367                 $ -           $ 80,643
                                                   ---------------------  ------------------ -------------------  -----------------

EXPENSES
   Insurance charges (Note 6)                                    32,818              61,110              61,991             98,146
                                                   ---------------------  ------------------ -------------------  -----------------
TOTAL EXPENSES                                                   32,818              61,110              61,991             98,146
                                                   ---------------------  ------------------ -------------------  -----------------
                                                   ---------------------  ------------------ -------------------  -----------------
NET INVESTMENT LOSS                                             (28,111)            (30,743)            (61,991)           (17,503)
                                                   ---------------------  ------------------ -------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                            -                   -                   -                  -
   Investments                                                   29,269               4,247              81,523             39,385
Net change in unrealized appreciation
  (depreciation) on investments                                  94,316             233,744             633,918            426,075
                                                   ---------------------  ------------------ -------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         123,585             237,991             715,441            465,460
                                                   ---------------------  ------------------ -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $ 95,474           $ 207,248           $ 653,450          $ 447,957
                                                   =====================  ================== ===================  =================


                                                         JNL/FMR          JNL/JPMorgan
                                                     Capital Growth       International
                                                        Portfolio        Value Portfolio
                                                   --------------------  ----------------
INVESTMENT INCOME
   Dividends                                                       $ -          $ 22,614
                                                   --------------------  ----------------

EXPENSES
   Insurance charges (Note 6)                                   82,976            26,655
                                                   --------------------  ----------------
TOTAL EXPENSES                                                  82,976            26,655
                                                   --------------------  ----------------
                                                   --------------------  ----------------
NET INVESTMENT LOSS                                            (82,976)           (4,041)
                                                   --------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                           -               168
   Investments                                              (1,056,023)           40,856
Net change in unrealized appreciation
  (depreciation) on investments                              1,986,140           311,986
                                                   --------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        930,117           353,010
                                                   --------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 847,141         $ 348,969
                                                   ====================  ================


(a)  Period from January 1, 2004 through April 30, 2004.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004



                                                       JNL/                  JNL/               JNL/MCM             JNL/MCM
                                                   Lazard Mid Cap       Lazard Small Cap           25              Bond Index
                                                   Value Portfolio       Value Portfolio        Portfolio           Portfolio
                                                ---------------------- -------------------- ------------------  ------------------
INVESTMENT INCOME
   Dividends                                                  $ 7,418              $ 1,998                $ -            $ 11,650
                                                ---------------------- -------------------- ------------------  ------------------

EXPENSES
   Insurance charges (Note 6)                                  65,629               71,101            244,174              38,136
                                                ---------------------- -------------------- ------------------  ------------------
TOTAL EXPENSES                                                 65,629               71,101            244,174              38,136
                                                ---------------------- -------------------- ------------------  ------------------
                                                ---------------------- -------------------- ------------------  ------------------
NET INVESTMENT LOSS                                           (58,211)             (69,103)          (244,174)            (26,486)
                                                ---------------------- -------------------- ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    607,973              397,854                  -                 334
   Investments                                                 66,318              230,792          1,091,171              (3,601)
Net change in unrealized appreciation
  (depreciation) on investments                               235,512              (17,917)         1,903,590              74,223
                                                ---------------------- -------------------- ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       909,803              610,729          2,994,761              70,956
                                                ---------------------- -------------------- ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $ 851,592            $ 541,626        $ 2,750,587            $ 44,470
                                                ====================== ==================== ==================  ==================




                                                                                                                   JNL/MCM
                                                      JNL/MCM              JNL/MCM             JNL/MCM            Enhanced
                                                   Communications      Consumer Brands          Energy          S&P 500 Stock
                                                  Sector Portfolio     Sector Portfolio    Sector Portfolio    Index Portfolio
                                                --------------------- -------------------  -----------------  ------------------
INVESTMENT INCOME
   Dividends                                                    $ 22                 $ -                $ -             $ 6,160
                                                --------------------- -------------------  -----------------  ------------------

EXPENSES
   Insurance charges (Note 6)                                  2,682               2,334              6,737              32,339
                                                --------------------- -------------------  -----------------  ------------------
TOTAL EXPENSES                                                 2,682               2,334              6,737              32,339
                                                --------------------- -------------------  -----------------  ------------------
                                                --------------------- -------------------  -----------------  ------------------
NET INVESTMENT LOSS                                           (2,660)             (2,334)            (6,737)            (26,179)
                                                --------------------- -------------------  -----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -                   -                  -                   -
   Investments                                                   175              (1,970)            54,861              29,408
Net change in unrealized appreciation
  (depreciation) on investments                               26,693              20,958             61,390             182,000
                                                --------------------- -------------------  -----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       26,868              18,988            116,251             211,408
                                                --------------------- -------------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $ 24,208            $ 16,654          $ 109,514           $ 185,229
                                                ===================== ===================  =================  ==================


                                                      JNL/MCM            JNL/MCM
                                                     Financial           Global
                                                 Sector Portfolio     15 Portfolio
                                                -------------------- ----------------
INVESTMENT INCOME
   Dividends                                                  $ 202              $ -
                                                -------------------- ----------------

EXPENSES
   Insurance charges (Note 6)                                 3,866           85,330
                                                -------------------- ----------------
TOTAL EXPENSES                                                3,866           85,330
                                                -------------------- ----------------
                                                -------------------- ----------------
NET INVESTMENT LOSS                                          (3,664)         (85,330)
                                                -------------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       75                -
   Investments                                                  450           69,006
Net change in unrealized appreciation
  (depreciation) on investments                              33,889        1,419,694
                                                -------------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      34,414        1,488,700
                                                -------------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 30,750      $ 1,403,370
                                                ==================== ================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                                                                JNL/MCM
                                                      JNL/MCM            JNL/MCM            JNL/MCM         Pharmaceutical/
                                                   International          JNL 5             Nasdaq(R)          Healthcare
                                                  Index Portfolio     Portfolio (a)     15 Portfolio (a)    Sector Portfolio
                                                -------------------- ----------------- ------------------- -------------------
INVESTMENT INCOME
   Dividends                                                $ 5,793          $ 11,446                 $ -                $ 19
                                                -------------------- ----------------- ------------------- -------------------

EXPENSES
   Insurance charges (Note 6)                                57,364             9,019               3,521              10,674
                                                -------------------- ----------------- ------------------- -------------------
TOTAL EXPENSES                                               57,364             9,019               3,521              10,674
                                                -------------------- ----------------- ------------------- -------------------
                                                -------------------- ----------------- ------------------- -------------------
NET INVESTMENT LOSS                                         (51,571)            2,427              (3,521)            (10,655)
                                                -------------------- ----------------- ------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                 -                   -                   -
   Investments                                               43,019             2,563                 198              (4,664)
Net change in unrealized appreciation
  (depreciation) on investments                             820,492           212,597              89,861              45,621
                                                -------------------- ----------------- ------------------- -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     863,511           215,160              90,059              40,957
                                                -------------------- ----------------- ------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 811,940         $ 217,587            $ 86,538            $ 30,302
                                                ==================== ================= =================== ===================



                                                      JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM
                                                  S&P 400 MidCap          S&P 500        Select Small         Small Cap
                                                  Index Portfolio     Index Portfolio    Cap Portfolio     Index Portfolio
                                                --------------------  ----------------------------------  ------------------
INVESTMENT INCOME
   Dividends                                                  $ 602         $ 179,995               $ -               $ 342
                                                --------------------  ----------------  ----------------  ------------------

EXPENSES
   Insurance charges (Note 6)                               127,337           171,933           127,731             107,900
                                                --------------------  ----------------  ----------------  ------------------
TOTAL EXPENSES                                              127,337           171,933           127,731             107,900
                                                --------------------  ----------------  ----------------  ------------------
                                                --------------------  ----------------  ----------------  ------------------
NET INVESTMENT LOSS                                        (126,735)            8,062          (127,731)           (107,558)
                                                --------------------  ----------------  ----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -            71,077                 -              20,157
   Investments                                               72,124           120,063           597,320             164,196
Net change in unrealized appreciation
  (depreciation) on investments                           1,339,553           896,869           703,549           1,137,402
                                                --------------------  ----------------  ----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   1,411,677         1,088,009         1,300,869           1,321,755
                                                --------------------  ----------------  ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 1,284,942       $ 1,096,071       $ 1,173,138         $ 1,214,197
                                                ====================  ================  ================  ==================



                                                      JNL/MCM             JNL/MCM
                                                    Technology          The Dow SM
                                                 Sector Portfolio      10 Portfolio
                                                -------------------- ------------------
INVESTMENT INCOME
   Dividends                                                    $ -                $ -
                                                -------------------- ------------------

EXPENSES
   Insurance charges (Note 6)                                 4,456            228,082
                                                -------------------- ------------------
TOTAL EXPENSES                                                4,456            228,082
                                                -------------------- ------------------
                                                -------------------- ------------------
NET INVESTMENT LOSS                                          (4,456)          (228,082)
                                                -------------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                  -
   Investments                                                4,064            380,246
Net change in unrealized appreciation
  (depreciation) on investments                              32,083            300,818
                                                -------------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      36,147            681,064
                                                -------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 31,691          $ 452,982
                                                ==================== ==================


(a) Inception date October 1, 2004.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                      JNL/MCM             JNL/MCM             JNL/MCM          JNL/Oppenheimer
                                                     The S&P(R)         Value Line(R)           VIP             Global Growth
                                                   10 Portfolio      25 Portfolio (a)      Portfolio (a)          Portfolio
                                                -------------------- ------------------  ------------------  ---------------------
INVESTMENT INCOME
   Dividends                                                    $ -                $ -               $ 397                $ 6,439
                                                -------------------- ------------------  ------------------  ---------------------

EXPENSES
   Insurance charges (Note 6)                               290,153             24,006                 524                 61,253
                                                -------------------- ------------------  ------------------  ---------------------
TOTAL EXPENSES                                              290,153             24,006                 524                 61,253
                                                -------------------- ------------------  ------------------  ---------------------
                                                -------------------- ------------------  ------------------  ---------------------
NET INVESTMENT LOSS                                        (290,153)           (24,006)               (127)               (54,814)
                                                -------------------- ------------------  ------------------  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                  -                   -                      -
   Investments                                            1,379,341             50,642                 213                 58,806
Net change in unrealized appreciation
  (depreciation) on investments                           1,836,505            561,682              11,137                657,572
                                                -------------------- ------------------  ------------------  ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   3,215,846            612,324              11,350                716,378
                                                -------------------- ------------------  ------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 2,925,693          $ 588,318            $ 11,223              $ 661,564
                                                ==================== ==================  ==================  =====================



                                                 JNL/Oppenheimer        JNL/PIMCO             JNL/PPM            JNL/Putnam
                                                      Growth           Total Return     America High Yield         Equity
                                                    Portfolio         Bond Portfolio    Bond Portfolio (b)       Portfolio
                                                ------------------- ------------------- --------------------  -----------------
INVESTMENT INCOME
   Dividends                                                   $ -           $ 244,854            $ 533,620           $ 18,076
                                                ------------------- ------------------- --------------------  -----------------

EXPENSES
   Insurance charges (Note 6)                               18,692             214,775              143,884             45,627
                                                ------------------- ------------------- --------------------  -----------------
TOTAL EXPENSES                                              18,692             214,775              143,884             45,627
                                                ------------------- ------------------- --------------------  -----------------
                                                ------------------- ------------------- --------------------  -----------------
NET INVESTMENT LOSS                                        (18,692)             30,079              389,736            (27,551)
                                                ------------------- ------------------- --------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -             159,052                    -                  -
   Investments                                              (5,223)             66,790               13,990           (183,498)
Net change in unrealized appreciation
  (depreciation) on investments                             74,537              68,384             (206,849)           539,474
                                                ------------------- ------------------- --------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     69,314             294,226             (192,859)           355,976
                                                ------------------- ------------------- --------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 50,622           $ 324,305            $ 196,877          $ 328,425
                                                =================== =================== ====================  =================

                                                    JNL/Putnam         JNL/Putnam
                                                  International      Midcap Growth
                                                 Equity Portfolio      Portfolio
                                                -------------------  ---------------
INVESTMENT INCOME
   Dividends                                              $ 37,703              $ -
                                                -------------------  ---------------

EXPENSES
   Insurance charges (Note 6)                               43,302           25,740
                                                -------------------  ---------------
TOTAL EXPENSES                                              43,302           25,740
                                                -------------------  ---------------
                                                -------------------  ---------------
NET INVESTMENT LOSS                                         (5,599)         (25,740)
                                                -------------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -                -
   Investments                                              42,014           (3,810)
Net change in unrealized appreciation
  (depreciation) on investments                            318,009          268,089
                                                -------------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    360,023          264,279
                                                -------------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 354,424        $ 238,539
                                                ===================  ===============


(a) Inception date October 1, 2004.
(b) Period from January 1, 2004 through October 1, 2004.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                    JNL/Putnam            JNL/S&P           JNL/S&P             JNL/S&P
                                                   Value Equity        Core Index 50     Core Index 75      Core Index 100
                                                    Portfolio          Portfolio (b)     Portfolio (b)       Portfolio (b)
                                                -------------------  ------------------ -----------------  ------------------
INVESTMENT INCOME
   Dividends                                              $ 96,021             $ 2,840           $ 2,850             $ 8,309
                                                -------------------  ------------------ -----------------  ------------------

EXPENSES
   Insurance charges (Note 6)                              103,716              10,397             6,526              13,489
                                                -------------------  ------------------ -----------------  ------------------
TOTAL EXPENSES                                             103,716              10,397             6,526              13,489
                                                -------------------  ------------------ -----------------  ------------------
                                                -------------------  ------------------ -----------------  ------------------
NET INVESTMENT LOSS                                         (7,695)             (7,557)           (3,676)             (5,180)
                                                -------------------  ------------------ -----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -              56,430            28,639              33,442
   Investments                                              25,344              (8,098)            3,716              22,481
Net change in unrealized appreciation
  (depreciation) on investments                            520,409             (28,142)           (6,117)            (31,307)
                                                -------------------  ------------------ -----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    545,753              20,190            26,238              24,616
                                                -------------------  ------------------ -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 538,058            $ 12,633          $ 22,562            $ 19,436
                                                ===================  ================== =================  ==================


                                                       JNL/S&P                                   JNL/S&P            JNL/S&P
                                                  Equity Aggressive          JNL/S&P             Managed            Managed
                                                       Growth             Equity Growth        Aggressive        Conservative
                                                   Portfolio I (b)       Portfolio I (b)    Growth Portfolio     Portfolio (a)
                                                ----------------------  ------------------  ------------------  ----------------
INVESTMENT INCOME
   Dividends                                                  $ 1,483            $ 33,963            $ 65,010               $ -
                                                ----------------------  ------------------  ------------------  ----------------

EXPENSES
   Insurance charges (Note 6)                                  30,923             405,412             393,178             2,371
                                                ----------------------  ------------------  ------------------  ----------------
TOTAL EXPENSES                                                 30,923             405,412             393,178             2,371
                                                ----------------------  ------------------  ------------------  ----------------
                                                ----------------------  ------------------  ------------------  ----------------
NET INVESTMENT LOSS                                           (29,440)           (371,449)           (328,168)           (2,371)
                                                ----------------------  ------------------  ------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                          -                   -                   -                 -
   Investments                                               (136,331)          2,404,924             155,986            21,689
Net change in unrealized appreciation
  (depreciation) on investments                               193,145          (1,615,600)          5,287,403            10,278
                                                ----------------------  ------------------  ------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        56,814             789,324           5,443,389            31,967
                                                ----------------------  ------------------  ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 27,374           $ 417,875         $ 5,115,221          $ 29,596
                                                ======================  ==================  ==================  ================


                                                                          JNL/S&P
                                                     JNL/S&P              Managed
                                                     Managed              Moderate
                                                 Growth Portfolio      Portfolio (a)
                                                -------------------  -------------------
INVESTMENT INCOME
   Dividends                                             $ 309,234                  $ -
                                                -------------------  -------------------

EXPENSES
   Insurance charges (Note 6)                              780,957                2,108
                                                -------------------  -------------------
TOTAL EXPENSES                                             780,957                2,108
                                                -------------------  -------------------
                                                -------------------  -------------------
NET INVESTMENT LOSS                                       (471,723)              (2,108)
                                                -------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 192,813                    -
   Investments                                             651,467                   39
Net change in unrealized appreciation
  (depreciation) on investments                          4,573,416               27,582
                                                -------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  5,417,696               27,621
                                                -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 4,945,973             $ 25,513
                                                ===================  ===================

(a) Inception date October 1, 2004.
(b) Period from January 1, 2004 through October 1, 2004.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                     JNL/S&P              JNL/S&P          JNL/Salomon        JNL/Salomon
                                                     Managed          Very Aggressive     Brothers High         Brothers
                                                     Moderate             Growth            Yield Bond       Strategic Bond
                                                 Growth Portfolio     Portfolio I (b)     Portfolio (a)        Portfolio
                                                -------------------  ------------------  -----------------  -----------------
INVESTMENT INCOME
   Dividends                                             $ 356,234               $ 408          $ 265,851          $ 260,208
                                                -------------------  ------------------  -----------------  -----------------

EXPENSES
   Insurance charges (Note 6)                              525,607              25,367             50,970             81,007
                                                -------------------  ------------------  -----------------  -----------------
TOTAL EXPENSES                                             525,607              25,367             50,970             81,007
                                                -------------------  ------------------  -----------------  -----------------
                                                -------------------  ------------------  -----------------  -----------------
NET INVESTMENT LOSS                                       (169,373)            (24,959)           214,881            179,201
                                                -------------------  ------------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 535,967                   -              3,090             90,575
   Investments                                             280,049             (39,298)            13,888             54,340
Net change in unrealized appreciation
  (depreciation) on investments                          1,928,102             102,608             69,577            (80,028)
                                                -------------------  ------------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  2,744,118              63,310             86,555             64,887
                                                -------------------  ------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 2,574,745            $ 38,351          $ 301,436          $ 244,088
                                                ===================  ==================  =================  =================


                                                    JNL/Salomon
                                                     Brothers
                                                  U.S. Government         JNL/Select         JNL/Select         JNL/Select
                                                     & Quality             Balanced        Global Growth         Large Cap
                                                  Bond Portfolio          Portfolio          Portfolio       Growth Portfolio
                                                --------------------  ------------------- -----------------  ------------------
INVESTMENT INCOME
   Dividends                                              $ 353,108             $ 10,813               $ -                 $ -
                                                --------------------  ------------------- -----------------  ------------------

EXPENSES
   Insurance charges (Note 6)                               128,110              154,703            50,711              95,577
                                                --------------------  ------------------- -----------------  ------------------
TOTAL EXPENSES                                              128,110              154,703            50,711              95,577
                                                --------------------  ------------------- -----------------  ------------------
                                                --------------------  ------------------- -----------------  ------------------
NET INVESTMENT LOSS                                         224,998             (143,890)          (50,711)            (95,577)
                                                --------------------  ------------------- -----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   43,877               66,009                 -                   -
   Investments                                              (37,791)             278,402          (502,200)           (722,170)
Net change in unrealized appreciation
  (depreciation) on investments                             (56,131)             662,987           866,701           1,467,324
                                                --------------------  ------------------- -----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     (50,045)           1,007,398           364,501             745,154
                                                --------------------  ------------------- -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 174,953            $ 863,508         $ 313,790           $ 649,577
                                                ====================  =================== =================  ==================



                                                    JNL/Select            JNL/
                                                   Money Market       Select Value
                                                    Portfolio          Portfolio
                                                ------------------- -----------------
INVESTMENT INCOME
   Dividends                                              $ 36,985          $ 11,630
                                                ------------------- -----------------

EXPENSES
   Insurance charges (Note 6)                               68,731            42,616
                                                ------------------- -----------------
TOTAL EXPENSES                                              68,731            42,616
                                                ------------------- -----------------
                                                ------------------- -----------------
NET INVESTMENT LOSS                                        (31,746)          (30,986)
                                                ------------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -            20,999
   Investments                                                 774            31,227
Net change in unrealized appreciation
  (depreciation) on investments                               (680)          315,923
                                                ------------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         94           368,149
                                                ------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ (31,652)        $ 337,163
                                                =================== =================


(a) Commencement of operations October 1, 2004.
(b) Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                     JNL/T.Rowe            JNL/T. Rowe
                                                       Price              Price Mid-Cap          JNL/T. Rowe
                                                    Established              Growth              Price Value
                                                  Growth Portfolio          Portfolio             Portfolio
INVESTMENT INCOME                               ---------------------  --------------------  ---------------------
   Dividends
                                                            $ 40,043                   $ -               $ 82,867
                                                ---------------------  --------------------  ---------------------
EXPENSES
   Insurance charges (Note 6)
                                                             125,066               190,486                150,329
TOTAL EXPENSES                                  ---------------------  --------------------  ---------------------
                                                             125,066               190,486                150,329
                                                ---------------------  --------------------  ---------------------
NET INVESTMENT LOSS                             ---------------------  --------------------  ---------------------
                                                             (85,023)             (190,486)               (67,462)
                                                ---------------------  --------------------  ---------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies
   Investments                                                     -               814,783                      -
Net change in unrealized appreciation                         60,540               280,764                191,157
  (depreciation) on investments
                                                             875,174             1,181,806              1,300,658
NET REALIZED AND UNREALIZED GAIN (LOSS)         ---------------------  --------------------  ---------------------
                                                             935,714             2,277,353              1,491,815
                                                ---------------------  --------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
                                                           $ 850,691           $ 2,086,867            $ 1,424,353
                                                =====================  ====================  =====================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                        JNL/AIM              JNL/AIM             JNL/AIM            JNL/Alger
                                                       Large Cap        Premier Equity II        Small Cap            Growth
                                                   Growth Portfolio       Portfolio (a)      Growth Portfolio       Portfolio
                                                   ------------------  -------------------- -------------------  -----------------
OPERATIONS
   Net investment loss                                     $ (53,584)             $ (1,963)          $ (60,755)         $ (97,502)
   Net realized gain (loss) on investments                    79,260                (1,206)             53,092           (314,274)
   Net change in unrealized appreciation
      (depreciation) on investments                          221,272               (13,061)            156,759            648,135
                                                   ------------------  -------------------- -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           246,948               (16,230)            149,096            236,359
                                                   ------------------  -------------------- -------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              1,616,352               217,536           1,541,253            751,069
   Surrenders and terminations                              (245,821)               (5,003)           (177,835)          (435,889)
   Transfers between portfolios                              400,876              (603,691)           (314,098)          (900,434)
   Policyholder charges (Note 3)                              (8,620)                  (44)             (3,253)           (13,886)
                                                   ------------------  -------------------- -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   1,762,787              (391,202)          1,046,067           (599,140)
                                                   ------------------  -------------------- -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      2,009,735              (407,432)          1,195,163           (362,781)

NET ASSETS BEGINNING OF PERIOD                             1,356,428               407,432           2,531,475          7,075,708
                                                   ------------------  -------------------- -------------------  -----------------

NET ASSETS END OF PERIOD                                 $ 3,366,163                   $ -         $ 3,726,638        $ 6,712,927
-------------------------------------------------  ==================  ==================== ===================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                       136,244                45,083             233,513            754,085

      Units Issued                                           337,593                24,568             260,684             74,740
      Units Redeemed                                        (161,420)              (69,651)           (170,509)          (168,228)
                                                   ------------------  -------------------- -------------------  -----------------

Units Outstanding at December 31, 2004                       312,417                     -             323,688            660,597
                                                   ==================  ==================== ===================  =================



                                                       JNL/Alliance          JNL/Eagle          JNL/Eagle            JNL/FMR
                                                         Capital            Core Equity         SmallCap            Balanced
                                                     Growth Portfolio        Portfolio      Equity Portfolio        Portfolio
                                                   --------------------- -------------------------------------  ------------------
OPERATIONS
   Net investment loss                                        $ (28,111)         $ (30,743)         $ (61,991)          $ (17,503)
   Net realized gain (loss) on investments                       29,269              4,247             81,523              39,385
   Net change in unrealized appreciation
      (depreciation) on investments                              94,316            233,744            633,918             426,075
                                                   --------------------- ------------------ ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               95,474            207,248            653,450             447,957
                                                   --------------------- ------------------ ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                   164,537          1,348,803            715,866           1,563,379
   Surrenders and terminations                                 (156,664)          (163,820)          (226,546)           (259,378)
   Transfers between portfolios                                (578,432)            57,062            932,375             (57,054)
   Policyholder charges (Note 3)                                 (3,914)            (3,548)            (5,663)             (7,912)
                                                   --------------------- ------------------ ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       (574,473)         1,238,497          1,416,032           1,239,035
                                                   --------------------- ------------------ ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                          (478,999)         1,445,745          2,069,482           1,686,992

NET ASSETS BEGINNING OF PERIOD                                2,402,216          2,925,022          3,055,631           4,997,027
                                                   --------------------- ------------------ ------------------  ------------------

NET ASSETS END OF PERIOD                                    $ 1,923,217        $ 4,370,767        $ 5,125,113         $ 6,684,019
-------------------------------------------------  ===================== ================== ==================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          382,516            273,046            250,967             515,772

      Units Issued                                               31,681            132,956            158,101             307,285
      Units Redeemed                                           (139,841)           (52,231)           (61,993)           (175,314)
                                                   --------------------- ------------------ ------------------  ------------------

Units Outstanding at December 31, 2004                          274,356            353,771            347,075             647,743
                                                   ===================== ================== ==================  ==================




                                                         JNL/FMR          JNL/JPMorgan
                                                     Capital Growth       International
                                                        Portfolio        Value Portfolio
                                                   -------------------- ------------------
OPERATIONS
   Net investment loss                                       $ (82,976)          $ (4,041)
   Net realized gain (loss) on investments                  (1,056,023)            41,024
   Net change in unrealized appreciation
      (depreciation) on investments                          1,986,140            311,986
                                                   -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             847,141            348,969
                                                   -------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                  257,909          1,042,395
   Surrenders and terminations                                (509,854)           (38,530)
   Transfers between portfolios                               (680,413)           549,932
   Policyholder charges (Note 3)                               (17,776)              (724)
                                                   -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      (950,134)         1,553,073
                                                   -------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                         (102,993)         1,902,042

NET ASSETS BEGINNING OF PERIOD                               6,074,117            775,151
                                                   -------------------- ------------------

NET ASSETS END OF PERIOD                                   $ 5,971,124        $ 2,677,193
-------------------------------------------------  ==================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         694,673             69,233

      Units Issued                                              33,919            195,103
      Units Redeemed                                          (156,218)           (31,228)
                                                   -------------------- ------------------

Units Outstanding at December 31, 2004                         572,374            233,108
                                                   ==================== ==================

(a)  Period from January 1, 2004 through April 30, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                          JNL/                  JNL/              JNL/MCM            JNL/MCM
                                                     Lazard Mid Cap       Lazard Small Cap          25             Bond Index
                                                     Value Portfolio       Value Portfolio       Portfolio          Portfolio
                                                   --------------------  -------------------- ----------------  ------------------
OPERATIONS
   Net investment loss                                       $ (58,211)            $ (69,103)      $ (244,174)          $ (26,486)
   Net realized gain (loss) on investments                     674,291               628,646        1,091,171              (3,267)
   Net change in unrealized appreciation
      (depreciation) on investments                            235,512               (17,917)       1,903,590              74,223
                                                   --------------------  -------------------- ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             851,592               541,626        2,750,587              44,470
                                                   --------------------  -------------------- ----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                2,020,442             1,554,349       11,156,712           3,276,657
   Surrenders and terminations                                (159,172)             (266,032)        (367,878)           (120,946)
   Transfers between portfolios                              1,202,999               (88,075)      (2,036,667)            469,399
   Policyholder charges (Note 3)                                (1,582)               (5,953)          (1,397)             (2,676)
                                                   --------------------  -------------------- ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     3,062,687             1,194,289        8,750,770           3,622,434
                                                   --------------------  -------------------- ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                        3,914,279             1,735,915       11,501,357           3,666,904

NET ASSETS BEGINNING OF PERIOD                               1,954,059             3,162,272        7,121,571             566,618
                                                   --------------------  -------------------- ----------------  ------------------

NET ASSETS END OF PERIOD                                   $ 5,868,338           $ 4,898,187     $ 18,622,928         $ 4,233,522
-------------------------------------------------  ====================  ==================== ================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         153,974               256,160          535,334              53,215

      Units Issued                                             261,590               237,389        1,092,615             393,361
      Units Redeemed                                           (47,294)             (145,194)        (454,740)            (58,213)
                                                   --------------------  -------------------- ----------------  ------------------

Units Outstanding at December 31, 2004                         368,270               348,355        1,173,209             388,363
                                                   ====================  ==================== ================  ==================



                                                                                                                      JNL/MCM
                                                         JNL/MCM               JNL/MCM             JNL/MCM           Enhanced
                                                      Communications       Consumer Brands         Energy          S&P 500 Stock
                                                     Sector Portfolio      Sector Portfolio    Sector Portfolio   Index Portfolio
                                                   ---------------------  -------------------  ----------------  ------------------
OPERATIONS
   Net investment loss                                         $ (2,660)            $ (2,334)         $ (6,737)          $ (26,179)
   Net realized gain (loss) on investments                          175               (1,970)           54,861              29,408
   Net change in unrealized appreciation
      (depreciation) on investments                              26,693               20,958            61,390             182,000
                                                   ---------------------  -------------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               24,208               16,654           109,514             185,229
                                                   ---------------------  -------------------  ----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                   175,703              203,982           714,317             912,785
   Surrenders and terminations                                  (31,586)              (2,352)          (13,735)           (140,446)
   Transfers between portfolios                                 128,643               (7,497)          (83,926)            217,039
   Policyholder charges (Note 3)                                 (1,394)                (140)             (419)             (6,826)
                                                   ---------------------  -------------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                        271,366              193,993           616,237             982,552
                                                   ---------------------  -------------------  ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                           295,574              210,647           725,751           1,167,781

NET ASSETS BEGINNING OF PERIOD                                        -                    -                 -           1,155,705
                                                   ---------------------  -------------------  ----------------  ------------------

NET ASSETS END OF PERIOD                                      $ 295,574            $ 210,647         $ 725,751         $ 2,323,486
-------------------------------------------------  =====================  ===================  ================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                                -                    -                 -             133,249

      Units Issued                                               58,727               36,688           107,336             170,059
      Units Redeemed                                             (4,728)             (16,899)          (62,517)            (40,840)
                                                   ---------------------  -------------------  ----------------  ------------------

Units Outstanding at December 31, 2004                           53,999               19,789            44,819             262,468
                                                   =====================  ===================  ================  ==================


                                                        JNL/MCM            JNL/MCM
                                                       Financial            Global
                                                    Sector Portfolio     15 Portfolio
                                                   ------------------- -----------------
OPERATIONS
   Net investment loss                                       $ (3,664)        $ (85,330)
   Net realized gain (loss) on investments                        525            69,006
   Net change in unrealized appreciation
      (depreciation) on investments                            33,889         1,419,694
                                                   ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             30,750         1,403,370
                                                   ------------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                 340,842         5,478,302
   Surrenders and terminations                                 (1,761)         (130,456)
   Transfers between portfolios                               (10,240)        2,972,176
   Policyholder charges (Note 3)                                  (13)           (1,670)
                                                   ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      328,828         8,318,352
                                                   ------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                         359,578         9,721,722

NET ASSETS BEGINNING OF PERIOD                                 24,017         1,357,402
                                                   ------------------- -----------------

NET ASSETS END OF PERIOD                                    $ 383,595      $ 11,079,124
-------------------------------------------------  =================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          2,308           109,707

      Units Issued                                             36,292           678,425
      Units Redeemed                                           (5,694)          (69,423)
                                                   ------------------- -----------------

Units Outstanding at December 31, 2004                         32,906           718,709
                                                   =================== =================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                                                                     JNL/MCM
                                                         JNL/MCM            JNL/MCM             JNL/MCM          Pharmaceutical/
                                                      International          JNL 5              Nasdaq(R)           Healthcare
                                                     Index Portfolio     Portfolio (a)      15 Portfolio (a)     Sector Portfolio
                                                   -------------------- -----------------  -------------------  -------------------
OPERATIONS
   Net investment loss                                       $ (51,571)          $ 2,427             $ (3,521)           $ (10,655)
   Net realized gain (loss) on investments                      43,019             2,563                  198               (4,664)
   Net change in unrealized appreciation
      (depreciation) on investments                            820,492           212,597               89,861               45,621
                                                   -------------------- -----------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             811,940           217,587               86,538               30,302
                                                   -------------------- -----------------  -------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                5,009,932         3,832,173               82,381            1,014,025
   Surrenders and terminations                                (100,575)           (1,473)                  (6)             (19,849)
   Transfers between portfolios                                838,085         1,217,063            1,041,786              228,450
   Policyholder charges (Note 3)                                (2,802)              (30)                   -                 (479)
                                                   -------------------- -----------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     5,744,640         5,047,733            1,124,161            1,222,147
                                                   -------------------- -----------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                        6,556,580         5,265,320            1,210,699            1,252,449

NET ASSETS BEGINNING OF PERIOD                                 662,506                 -                    -               34,528
                                                   -------------------- -----------------  -------------------  -------------------

NET ASSETS END OF PERIOD                                   $ 7,219,086       $ 5,265,320          $ 1,210,699          $ 1,286,977
-------------------------------------------------  ==================== =================  ===================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          57,664                 -                    -                3,360

      Units Issued                                             551,607           489,302              111,826              160,258
      Units Redeemed                                           (79,075)           (5,783)                 (66)             (40,964)
                                                   -------------------- -----------------  -------------------  -------------------

Units Outstanding at December 31, 2004                         530,196           483,519              111,760              122,654
                                                   ==================== =================  ===================  ===================



                                                         JNL/MCM             JNL/MCM            JNL/MCM           JNL/MCM
                                                     S&P 400 MidCap          S&P 500         Select Small        Small Cap
                                                     Index Portfolio     Index Portfolio     Cap Portfolio    Index Portfolio
                                                   --------------------  -----------------------------------  -----------------
OPERATIONS
   Net investment loss                                      $ (126,735)           $ 8,062        $ (127,731)        $ (107,558)
   Net realized gain (loss) on investments                      72,124            191,140           597,320            184,353
   Net change in unrealized appreciation
      (depreciation) on investments                          1,339,553            896,869           703,549          1,137,402
                                                   --------------------  -----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           1,284,942          1,096,071         1,173,138          1,214,197
                                                   --------------------  -----------------  ----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                8,238,202          9,679,283         5,130,782          6,357,881
   Surrenders and terminations                                (239,330)          (280,026)         (279,804)          (148,329)
   Transfers between portfolios                              1,422,263          1,410,501        (2,105,951)           274,591
   Policyholder charges (Note 3)                                (6,010)            (7,647)           (6,649)            (3,600)
                                                   --------------------  -----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     9,415,125         10,802,111         2,738,378          6,480,543
                                                   --------------------  -----------------  ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                       10,700,067         11,898,182         3,911,516          7,694,740

NET ASSETS BEGINNING OF PERIOD                               2,079,634          4,370,817         6,217,015          2,844,286
                                                   --------------------  -----------------  ----------------  -----------------

NET ASSETS END OF PERIOD                                  $ 12,779,701       $ 16,268,999      $ 10,128,531       $ 10,539,026
-------------------------------------------------  ====================  =================  ================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         182,732            431,872           396,805            227,873

      Units Issued                                             943,508          1,324,053           459,179            744,187
      Units Redeemed                                          (130,121)          (231,137)         (269,072)          (182,086)
                                                   --------------------  -----------------  ----------------  -----------------

Units Outstanding at December 31, 2004                         996,119          1,524,788           586,912            789,974
                                                   ====================  =================  ================  =================


                                                         JNL/MCM             JNL/MCM
                                                       Technology          The Dow SM
                                                    Sector Portfolio      10 Portfolio
                                                   -------------------- ------------------
OPERATIONS
   Net investment loss                                        $ (4,456)        $ (228,082)
   Net realized gain (loss) on investments                       4,064            380,246
   Net change in unrealized appreciation
      (depreciation) on investments                             32,083            300,818
                                                   -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              31,691            452,982
                                                   -------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                  372,110          7,961,543
   Surrenders and terminations                                 (28,894)          (326,873)
   Transfers between portfolios                                105,387           (893,227)
   Policyholder charges (Note 3)                                (1,459)            (3,097)
                                                   -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       447,144          6,738,346
                                                   -------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                          478,835          7,191,328

NET ASSETS BEGINNING OF PERIOD                                       -          8,608,042
                                                   -------------------- ------------------

NET ASSETS END OF PERIOD                                     $ 478,835       $ 15,799,370
-------------------------------------------------  ==================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                               -            624,155

      Units Issued                                             113,900            851,523
      Units Redeemed                                           (28,698)          (341,304)
                                                   -------------------- ------------------

Units Outstanding at December 31, 2004                          85,202          1,134,374
                                                   ==================== ==================

(a) Inception date October 1, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                         JNL/MCM              JNL/MCM            JNL/MCM         JNL/Oppenheimer
                                                        The S&P(R)          Value Line(R)          VIP            Global Growth
                                                      10 Portfolio       25 Portfolio (a)     Portfolio (a)         Portfolio
                                                   --------------------  ------------------  ----------------  ---------------------
OPERATIONS
   Net investment loss                                      $ (290,153)          $ (24,006)           $ (127)             $ (54,814)
   Net realized gain (loss) on investments                   1,379,341              50,642               213                 58,806
   Net change in unrealized appreciation
      (depreciation) on investments                          1,836,505             561,682            11,137                657,572
                                                   --------------------  ------------------  ----------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           2,925,693             588,318            11,223                661,564
                                                   --------------------  ------------------  ----------------  ---------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               10,354,037             760,882           111,798              1,541,096
   Surrenders and terminations                                (433,922)            (21,023)           (5,955)              (147,799)
   Transfers between portfolios                             (4,877,733)         12,612,970           194,126                843,413
   Policyholder charges (Note 3)                                (1,842)               (108)                -                 (3,397)
                                                   --------------------  ------------------  ----------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     5,040,540          13,352,721           299,969              2,233,313
                                                   --------------------  ------------------  ----------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS                        7,966,233          13,941,039           311,192              2,894,877

NET ASSETS BEGINNING OF PERIOD                               8,406,164                   -                 -              2,389,409
                                                   --------------------  ------------------  ----------------  ---------------------

NET ASSETS END OF PERIOD                                  $ 16,372,397        $ 13,941,039         $ 311,192            $ 5,284,286
-------------------------------------------------  ====================  ==================  ================  =====================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         748,753                   -                 -                247,792

      Units Issued                                           1,364,803           1,331,599            28,860                275,914
      Units Redeemed                                          (848,009)           (103,901)             (549)               (49,964)
                                                   --------------------  ------------------  ----------------  ---------------------

Units Outstanding at December 31, 2004                       1,265,547           1,227,698            28,311                473,742
                                                   ====================  ==================  ================  =====================



                                                     JNL/Oppenheimer        JNL/PIMCO             JNL/PPM           JNL/Putnam
                                                          Growth           Total Return     America High Yield         Equity
                                                        Portfolio         Bond Portfolio    Bond Portfolio (b)       Portfolio
                                                   --------------------  -----------------  --------------------  ----------------
OPERATIONS
   Net investment loss                                       $ (18,692)          $ 30,079             $ 389,736         $ (27,551)
   Net realized gain (loss) on investments                      (5,223)           225,842                13,990          (183,498)
   Net change in unrealized appreciation
      (depreciation) on investments                             74,537             68,384              (206,849)          539,474
                                                   --------------------  -----------------  --------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              50,622            324,305               196,877           328,425
                                                   --------------------  -----------------  --------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                  645,178          6,462,571             2,490,408            67,336
   Surrenders and terminations                                 (31,075)          (782,323)             (474,235)         (307,217)
   Transfers between portfolios                                101,607            637,043           (13,755,809)         (312,196)
   Policyholder charges (Note 3)                                (1,024)           (15,457)               (7,818)           (8,879)
                                                   --------------------  -----------------  --------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       714,686          6,301,834           (11,747,454)         (560,956)
                                                   --------------------  -----------------  --------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                          765,308          6,626,139           (11,550,577)         (232,531)

NET ASSETS BEGINNING OF PERIOD                                 680,466          8,874,523            11,550,577         3,386,462
                                                   --------------------  -----------------  --------------------  ----------------

NET ASSETS END OF PERIOD                                   $ 1,445,774       $ 15,500,662                   $ -       $ 3,153,931
-------------------------------------------------  ====================  =================  ====================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          85,342            747,221               900,051           426,956

      Units Issued                                             134,138            769,887               298,141             9,597
      Units Redeemed                                           (41,630)          (306,830)           (1,198,192)          (84,056)
                                                   --------------------  -----------------  --------------------  ----------------

Units Outstanding at December 31, 2004                         177,850          1,210,278                     -           352,497
                                                   ====================  =================  ====================  ================


                                                      JNL/Putnam         JNL/Putnam
                                                     International      Midcap Growth
                                                   Equity Portfolio       Portfolio
                                                   ------------------  ----------------
OPERATIONS
   Net investment loss                                      $ (5,599)        $ (25,740)
   Net realized gain (loss) on investments                    42,014            (3,810)
   Net change in unrealized appreciation
      (depreciation) on investments                          318,009           268,089
                                                   ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           354,424           238,539
                                                   ------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                213,953           233,062
   Surrenders and terminations                              (191,194)          (85,601)
   Transfers between portfolios                              318,053            56,001
   Policyholder charges (Note 3)                              (5,528)           (2,759)
                                                   ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     335,284           200,703
                                                   ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                        689,708           439,242

NET ASSETS BEGINNING OF PERIOD                             2,388,582         1,354,194
                                                   ------------------  ----------------

NET ASSETS END OF PERIOD                                 $ 3,078,290       $ 1,793,436
-------------------------------------------------  ==================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                       267,853           198,761

      Units Issued                                           111,393            86,146
      Units Redeemed                                         (84,286)          (56,863)
                                                   ------------------  ----------------

Units Outstanding at December 31, 2004                       294,960           228,044
                                                   ==================  ================


(a) Inception date October 1, 2004.
(b) Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                       JNL/Putnam            JNL/S&P             JNL/S&P             JNL/S&P
                                                      Value Equity        Core Index 50       Core Index 75      Core Index 100
                                                        Portfolio         Portfolio (b)       Portfolio (b)       Portfolio (b)
                                                   --------------------  -----------------  ------------------  ------------------
OPERATIONS
   Net investment loss                                        $ (7,695)          $ (7,557)           $ (3,676)           $ (5,180)
   Net realized gain (loss) on investments                      25,344             48,332              32,355              55,923
   Net change in unrealized appreciation
      (depreciation) on investments                            520,409            (28,142)             (6,117)            (31,307)
                                                   --------------------  -----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             538,058             12,633              22,562              19,436
                                                   --------------------  -----------------  ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                  481,113            965,481           1,035,709           1,232,233
   Surrenders and terminations                                (420,397)           (22,190)             (6,266)            (10,817)
   Transfers between portfolios                               (432,112)        (1,336,807)         (1,113,856)         (1,761,419)
   Policyholder charges (Note 3)                               (11,095)              (200)               (322)               (805)
                                                   --------------------  -----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      (382,491)          (393,716)            (84,735)           (540,808)
                                                   --------------------  -----------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                          155,567           (381,083)            (62,173)           (521,372)

NET ASSETS BEGINNING OF PERIOD                               6,930,341            381,083              62,173             521,372
                                                   --------------------  -----------------  ------------------  ------------------

NET ASSETS END OF PERIOD                                   $ 7,085,908                $ -                 $ -                 $ -
-------------------------------------------------  ====================  =================  ==================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         724,018             36,060               5,249              50,970

      Units Issued                                              63,106            106,616             173,435             128,471
      Units Redeemed                                          (126,874)          (142,676)           (178,684)           (179,441)
                                                   --------------------  -----------------  ------------------  ------------------

Units Outstanding at December 31, 2004                         660,250                  -                   -                   -
                                                   ====================  =================  ==================  ==================



                                                         JNL/S&P                                  JNL/S&P             JNL/S&P
                                                    Equity Aggressive         JNL/S&P             Managed             Managed
                                                          Growth           Equity Growth        Aggressive          Conservative
                                                     Portfolio I (b)      Portfolio I (b)    Growth Portfolio      Portfolio (a)
                                                   --------------------- ------------------  ------------------  -------------------
OPERATIONS
   Net investment loss                                        $ (29,440)        $ (371,449)         $ (328,168)            $ (2,371)
   Net realized gain (loss) on investments                     (136,331)         2,404,924             155,986               21,689
   Net change in unrealized appreciation
      (depreciation) on investments                             193,145         (1,615,600)          5,287,403               10,278
                                                   --------------------- ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               27,374            417,875           5,115,221               29,596
                                                   --------------------- ------------------  ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                 1,107,712          9,858,284           8,181,002            1,113,209
   Surrenders and terminations                                  (70,484)          (321,142)           (867,302)             (11,152)
   Transfers between portfolios                              (3,081,901)       (33,853,949)         42,630,773               68,845
   Policyholder charges (Note 3)                                 (2,897)            (4,842)            (16,268)                (140)
                                                   --------------------- ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     (2,047,570)       (24,321,649)         49,928,205            1,170,762
                                                   --------------------- ------------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                        (2,020,196)       (23,903,774)         55,043,426            1,200,358

NET ASSETS BEGINNING OF PERIOD                                2,020,196         23,903,774           7,524,453                    -
                                                   --------------------- ------------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                            $ -                $ -        $ 62,567,879          $ 1,200,358
-------------------------------------------------  ===================== ==================  ==================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          213,131          2,575,611             740,353                    -

      Units Issued                                              132,689          1,395,501           5,171,764              255,553
      Units Redeemed                                           (345,820)        (3,971,112)           (498,012)            (139,085)
                                                   --------------------- ------------------  ------------------  -------------------

Units Outstanding at December 31, 2004                                -                  -           5,414,105              116,468
                                                   ===================== ==================  ==================  ===================



                                                                            JNL/S&P
                                                         JNL/S&P            Managed
                                                         Managed            Moderate
                                                    Growth Portfolio     Portfolio (a)
                                                   --------------------  ---------------
OPERATIONS
   Net investment loss                                      $ (471,723)        $ (2,108)
   Net realized gain (loss) on investments                     844,280               39
   Net change in unrealized appreciation
      (depreciation) on investments                          4,573,416           27,582
                                                   --------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           4,945,973           25,513
                                                   --------------------  ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               22,210,682        1,668,795
   Surrenders and terminations                              (2,144,095)            (891)
   Transfers between portfolios                              4,354,208          242,723
   Policyholder charges (Note 3)                               (38,572)               -
                                                   --------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    24,382,223        1,910,627
                                                   --------------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                       29,328,196        1,936,140

NET ASSETS BEGINNING OF PERIOD                              31,118,583                -
                                                   --------------------  ---------------

NET ASSETS END OF PERIOD                                  $ 60,446,779      $ 1,936,140
-------------------------------------------------  ====================  ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                       2,930,688                -

      Units Issued                                           3,308,121          184,822
      Units Redeemed                                        (1,202,213)             (90)
                                                   --------------------  ---------------

Units Outstanding at December 31, 2004                       5,036,596          184,732
                                                   ====================  ===============


(a) Inception date October 1, 2004.
(b) Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                         JNL/S&P               JNL/S&P           JNL/Salomon         JNL/Salomon
                                                         Managed           Very Aggressive      Brothers High         Brothers
                                                         Moderate              Growth             Yield Bond       Strategic Bond
                                                     Growth Portfolio      Portfolio I (b)      Portfolio (a)         Portfolio
                                                   --------------------- --------------------  -----------------  ------------------
OPERATIONS
   Net investment loss                                       $ (169,373)           $ (24,959)         $ 214,881           $ 179,201
   Net realized gain (loss) on investments                      816,016              (39,298)            16,978             144,915
   Net change in unrealized appreciation
      (depreciation) on investments                           1,928,102              102,608             69,577             (80,028)
                                                   --------------------- --------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            2,574,745               38,351            301,436             244,088
                                                   --------------------- --------------------  -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                13,379,254              552,917          1,332,194           2,193,690
   Surrenders and terminations                               (1,369,049)             (86,669)          (327,163)           (320,536)
   Transfers between portfolios                               4,268,880           (2,346,273)        11,933,311            (578,069)
   Policyholder charges (Note 3)                                (22,508)              (2,709)            (5,986)             (9,497)
                                                   --------------------- --------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     16,256,577           (1,882,734)        12,932,356           1,285,588
                                                   --------------------- --------------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                        18,831,322           (1,844,383)        13,233,792           1,529,676

NET ASSETS BEGINNING OF PERIOD                               19,013,003            1,844,383                  -           4,498,124
                                                   --------------------- --------------------  -----------------  ------------------

NET ASSETS END OF PERIOD                                   $ 37,844,325                  $ -       $ 13,233,792         $ 6,027,800
-------------------------------------------------  ===================== ====================  =================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                        1,768,268              200,186                  -             324,588

      Units Issued                                            2,163,395               75,058          1,194,815             220,528
      Units Redeemed                                           (744,405)            (275,244)           (71,228)           (158,931)
                                                   --------------------- --------------------  -----------------  ------------------

Units Outstanding at December 31, 2004                        3,187,258                    -          1,123,587             386,185
                                                   ===================== ====================  =================  ==================


                                                       JNL/Salomon
                                                        Brothers
                                                     U.S. Government        JNL/Select         JNL/Select          JNL/Select
                                                        & Quality            Balanced         Global Growth         Large Cap
                                                     Bond Portfolio          Portfolio          Portfolio       Growth Portfolio
                                                   --------------------  ------------------ ------------------  ------------------
OPERATIONS
   Net investment loss                                       $ 224,998          $ (143,890)         $ (50,711)          $ (95,577)
   Net realized gain (loss) on investments                       6,086             344,411           (502,200)           (722,170)
   Net change in unrealized appreciation
      (depreciation) on investments                            (56,131)            662,987            866,701           1,467,324
                                                   --------------------  ------------------ ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             174,953             863,508            313,790             649,577
                                                   --------------------  ------------------ ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                1,618,158           2,945,304            106,323           1,016,223
   Surrenders and terminations                              (1,560,456)           (602,660)          (308,743)           (575,616)
   Transfers between portfolios                               (280,199)           (518,344)          (309,979)           (666,712)
   Policyholder charges (Note 3)                               (55,729)            (13,887)           (12,013)            (22,791)
                                                   --------------------  ------------------ ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      (278,226)          1,810,413           (524,412)           (248,896)
                                                   --------------------  ------------------ ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                         (103,273)          2,673,921           (210,622)            400,681

NET ASSETS BEGINNING OF PERIOD                               7,945,583           8,248,656          3,864,680           6,730,375
                                                   --------------------  ------------------ ------------------  ------------------

NET ASSETS END OF PERIOD                                   $ 7,842,310        $ 10,922,577        $ 3,654,058         $ 7,131,056
-------------------------------------------------  ====================  ================== ==================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         638,521             593,779            420,420             804,766

      Units Issued                                             280,787             221,952             14,998              80,018
      Units Redeemed                                          (318,224)           (161,077)           (78,559)           (186,685)
                                                   --------------------  ------------------ ------------------  ------------------

Units Outstanding at December 31, 2004                         601,084             654,654            356,859             698,099
                                                   ====================  ================== ==================  ==================


                                                       JNL/Select             JNL/
                                                      Money Market        Select Value
                                                       Portfolio           Portfolio
                                                   -------------------  -----------------
OPERATIONS
   Net investment loss                                      $ (31,746)         $ (30,986)
   Net realized gain (loss) on investments                        774             52,226
   Net change in unrealized appreciation
      (depreciation) on investments                              (680)           315,923
                                                   -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            (31,652)           337,163
                                                   -------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               6,538,303          1,204,107
   Surrenders and terminations                               (579,253)          (144,169)
   Transfers between portfolios                            (3,058,980)           922,398
   Policyholder charges (Note 3)                              (17,300)            (6,620)
                                                   -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    2,882,770          1,975,716
                                                   -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                       2,851,118          2,312,879

NET ASSETS BEGINNING OF PERIOD                              2,366,552          1,133,160
                                                   -------------------  -----------------

NET ASSETS END OF PERIOD                                  $ 5,217,670        $ 3,446,039
-------------------------------------------------  ===================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                        218,471             78,527

      Units Issued                                          1,168,549            161,075
      Units Redeemed                                         (918,336)           (27,800)
                                                   -------------------  -----------------

Units Outstanding at December 31, 2004                        468,684            211,802
                                                   ===================  =================

(a) Commencement of operations October 1, 2004.
(b)  Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                       JNL/T.Rowe           JNL/T. Rowe
                                                          Price            Price Mid-Cap         JNL/T. Rowe
                                                       Established             Growth            Price Value
                                                    Growth Portfolio         Portfolio            Portfolio
                                                   --------------------  -------------------  ------------------
OPERATIONS
   Net investment loss                                       $ (85,023)          $ (190,486)          $ (67,462)
   Net realized gain (loss) on investments                      60,540            1,095,547             191,157
   Net change in unrealized appreciation
      (depreciation) on investments                            875,174            1,181,806           1,300,658
                                                   --------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             850,691            2,086,867           1,424,353
                                                   --------------------  -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                3,982,772            4,791,951           5,902,605
   Surrenders and terminations                                (419,949)            (844,213)           (387,465)
   Transfers between portfolios                                725,644              641,664           1,287,362
   Policyholder charges (Note 3)                               (10,637)             (23,596)             (8,466)
                                                   --------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     4,277,830            4,565,806           6,794,036
                                                   --------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                        5,128,521            6,652,673           8,218,389

NET ASSETS BEGINNING OF PERIOD                               5,938,694            9,382,622           5,680,928
                                                   --------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                                  $ 11,067,215         $ 16,035,295        $ 13,899,317
-------------------------------------------------  ====================  ===================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         516,462              636,430             519,374

      Units Issued                                             297,389              274,993             756,788
      Units Redeemed                                          (114,181)            (141,660)           (182,330)
                                                   --------------------  -------------------  ------------------

Units Outstanding at December 31, 2004                         699,670              769,763           1,093,832
                                                   ====================  ===================  ==================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                   JNL/AIM             JNL/AIM              JNL/AIM             JNL/Alger
                                                   Large Cap      Premier Equity II        Small Cap              Growth
                                               Growth Portfolio       Portfolio        Growth Portfolio         Portfolio
                                               -----------------  ------------------- --------------------  -------------------
OPERATIONS
   Net investment income (loss)                        $ (8,824)            $ (4,910)           $ (16,819)           $ (82,564)
   Net realized gain (loss) on investments               20,822               (3,048)             (30,837)            (512,282)
   Net change in unrealized appreciation
      on investments                                    125,521               66,844              321,716            2,274,478
                                               -----------------  ------------------- --------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      137,519               58,886              274,060            1,679,632
                                               -----------------  ------------------- --------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           372,677               76,913              717,064              311,743
   Surrenders and terminations                          (48,210)             (19,564)             (29,925)            (352,292)
   Transfers between portfolios                         725,185               56,043              965,688              516,075
   Policyholder charges (Note 3)                         (1,401)                (890)              (1,004)             (15,598)
                                               -----------------  ------------------- --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              1,048,251              112,502            1,651,823              459,928
                                               -----------------  ------------------- --------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                 1,185,770              171,388            1,925,883            2,139,560

NET ASSETS BEGINNING OF PERIOD                          170,658              236,044              605,592            4,936,148
                                               -----------------  ------------------- --------------------  -------------------

NET ASSETS END OF PERIOD                            $ 1,356,428            $ 407,432          $ 2,531,475          $ 7,075,708
---------------------------------------------  =================  =================== ====================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   22,659               31,855               79,400              719,157

      Units Issued                                      157,602               15,846              190,014              161,227
      Units Redeemed                                    (44,017)              (2,618)             (35,901)            (126,299)
                                               -----------------  ------------------- --------------------  -------------------

Units Outstanding at December 31, 2003                  136,244               45,083              233,513              754,085
                                               =================  =================== ====================  ===================



                                                  JNL/Alliance         JNL/Eagle          JNL/Eagle             JNL/FMR
                                                     Capital           Core Equity         SmallCap             Balanced
                                                Growth Portfolio       Portfolio       Equity Portfolio        Portfolio
                                               -------------------- -------------------------------------  -------------------
OPERATIONS
   Net investment income (loss)                          $ (30,004)        $ (16,437)          $ (32,438)            $ (1,888)
   Net realized gain (loss) on investments                (101,635)          (67,182)            (63,798)             (73,574)
   Net change in unrealized appreciation
      on investments                                       471,854           555,796             757,635              562,483
                                               -------------------- ----------------- -------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         340,215           472,177             661,399              487,021
                                               -------------------- ----------------- -------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              226,379           550,462             212,404              798,304
   Surrenders and terminations                            (183,613)         (186,790)           (165,325)            (286,548)
   Transfers between portfolios                            730,619           232,745             474,713              (38,402)
   Policyholder charges (Note 3)                            (5,193)           (5,098)             (4,975)              (6,229)
                                               -------------------- ----------------- -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   768,192           591,319             516,817              467,125
                                               -------------------- ----------------- -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                    1,108,407         1,063,496           1,178,216              954,146

NET ASSETS BEGINNING OF PERIOD                           1,293,809         1,861,526           1,877,415            4,042,881
                                               -------------------- ----------------- -------------------  -------------------

NET ASSETS END OF PERIOD                               $ 2,402,216       $ 2,925,022         $ 3,055,631          $ 4,997,027
---------------------------------------------  ==================== ================= ===================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     265,364           235,736             219,982              460,656

      Units Issued                                         303,260            94,052              93,032              188,514
      Units Redeemed                                      (186,108)          (56,742)            (62,047)            (133,398)
                                               -------------------- ----------------- -------------------  -------------------

Units Outstanding at December 31, 2003                     382,516           273,046             250,967              515,772
                                               ==================== ================= ===================  ===================


                                                    JNL/FMR           JNL/JPMorgan
                                                 Capital Growth      International
                                                   Portfolio        Value Portfolio
                                               -------------------  -----------------
OPERATIONS
   Net investment income (loss)                         $ (92,529)           $ 5,861
   Net realized gain (loss) on investments             (3,131,482)            (2,490)
   Net change in unrealized appreciation
      on investments                                    5,132,463             93,326
                                               -------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      1,908,452             96,697
                                               -------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             201,460            169,116
   Surrenders and terminations                           (467,964)            (6,994)
   Transfers between portfolios                        (1,754,907)           456,809
   Policyholder charges (Note 3)                          (16,707)              (133)
                                               -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (2,038,118)           618,798
                                               -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    (129,666)           715,495

NET ASSETS BEGINNING OF PERIOD                          6,203,783             59,656
                                               -------------------  -----------------

NET ASSETS END OF PERIOD                              $ 6,074,117          $ 775,151
---------------------------------------------  ===================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    951,084              6,206

      Units Issued                                        110,455             70,712
      Units Redeemed                                     (366,866)            (7,685)
                                               -------------------  -----------------

Units Outstanding at December 31, 2003                    694,673             69,233
                                               ===================  =================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                   JNL/Lazard           JNL/Lazard          JNL/MCM             JNL/MCM
                                                     Mid Cap            Small Cap              25             Bond Index
                                                 Value Portfolio     Value Portfolio       Portfolio           Portfolio
                                               --------------------  -----------------  -----------------  ------------------
OPERATIONS
   Net investment income (loss)                          $ (11,817)         $ (32,084)         $ (63,513)            $ 5,915
   Net realized gain (loss) on investments                 (11,758)            63,807             59,852               5,420
   Net change in unrealized appreciation
      on investments                                       254,966            694,392          1,502,965             (12,292)
                                               --------------------  -----------------  -----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         231,391            726,115          1,499,304                (957)
                                               --------------------  -----------------  -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              605,485            619,710          4,901,912             378,466
   Surrenders and terminations                             (44,823)          (237,094)           (64,694)             (4,459)
   Transfers between portfolios                            589,761          1,031,815            545,397             173,752
   Policyholder charges (Note 3)                            (1,564)            (1,901)              (492)                (11)
                                               --------------------  -----------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 1,148,859          1,412,530          5,382,123             547,748
                                               --------------------  -----------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    1,380,250          2,138,645          6,881,427             546,791

NET ASSETS BEGINNING OF PERIOD                             573,809          1,023,627            240,144              19,827
                                               --------------------  -----------------  -----------------  ------------------

NET ASSETS END OF PERIOD                               $ 1,954,059        $ 3,162,272        $ 7,121,571           $ 566,618
---------------------------------------------  ====================  =================  =================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      63,091            114,541             23,461               1,879

      Units Issued                                         108,545            228,707            554,739              68,639
      Units Redeemed                                       (17,662)           (87,088)           (42,866)            (17,303)
                                               --------------------  -----------------  -----------------  ------------------

Units Outstanding at December 31, 2003                     153,974            256,160            535,334              53,215
                                               ====================  =================  =================  ==================


                                                                                                                    JNL/MCM
                                                      JNL/MCM                JNL/MCM             JNL/MCM           Enhanced
                                                   Communications        Consumer Brands         Energy          S&P 500 Stock
                                                Sector Portfolio (a)   Sector Portfolio (a) Sector Portfolio (a)Index Portfolio
                                               ----------------------- -------------------- ------------------ ------------------
OPERATIONS
   Net investment income (loss)                                  $ (3)                $ (3)              $ (3)          $ (3,895)
   Net realized gain (loss) on investments                        351                   91                278              8,962
   Net change in unrealized appreciation
      on investments                                                -                    -                  -            112,301
                                               ----------------------- -------------------- ------------------ ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                348                   88                275            117,368
                                               ----------------------- -------------------- ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                       -                    -                  -            451,814
   Surrenders and terminations                                      -                    -                  -            (26,460)
   Transfers between portfolios                                  (348)                 (88)              (275)           587,050
   Policyholder charges (Note 3)                                    -                    -                  -               (962)
                                               ----------------------- -------------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                         (348)                 (88)              (275)         1,011,442
                                               ----------------------- -------------------- ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                               -                    -                  -          1,128,810

NET ASSETS BEGINNING OF PERIOD                                      -                    -                  -             26,895
                                               ----------------------- -------------------- ------------------ ------------------

NET ASSETS END OF PERIOD                                          $ -                  $ -                $ -        $ 1,155,705
---------------------------------------------  ======================= ==================== ================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                              -                    -                  -              4,235

      Units Issued                                              1,095                  485                441            144,463
      Units Redeemed                                           (1,095)                (485)              (441)           (15,449)
                                               ----------------------- -------------------- ------------------ ------------------

Units Outstanding at December 31, 2003                              -                    -                  -            133,249
                                               ======================= ==================== ================== ==================



                                                     JNL/MCM             JNL/MCM
                                                    Financial            Global
                                               Sector Portfolio (a)   15 Portfolio
                                               --------------------  ----------------
OPERATIONS
   Net investment income (loss)                              $ (17)         $ (8,781)
   Net realized gain (loss) on investments                     111            12,897
   Net change in unrealized appreciation
      on investments                                           509           151,306
                                               --------------------  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                             603           155,422
                                               --------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                    6           878,805
   Surrenders and terminations                                 (30)          (14,299)
   Transfers between portfolios                             23,438           244,321
   Policyholder charges (Note 3)                                 -              (310)
                                               --------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    23,414         1,108,517
                                               --------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                       24,017         1,263,939

NET ASSETS BEGINNING OF PERIOD                                   -            93,463
                                               --------------------  ----------------

NET ASSETS END OF PERIOD                                  $ 24,017       $ 1,357,402
---------------------------------------------  ====================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                           -             9,619

      Units Issued                                           2,802           111,068
      Units Redeemed                                          (494)          (10,980)
                                               --------------------  ----------------

Units Outstanding at December 31, 2003                       2,308           109,707
                                               ====================  ================


(a) Commencement of operations December 15, 2003.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                            JNL/MCM
                                                     JNL/MCM            Pharmaceutical/          JNL/MCM             JNL/MCM
                                                  International           Healthcare          S&P 400 MidCap         S&P 500
                                                 Index Portfolio      Sector Portfolio (a)   Index Portfolio     Index Portfolio
                                               ---------------------  --------------------  ------------------- ------------------
OPERATIONS
   Net investment income (loss)                             $ 4,960                 $ (21)            $ (7,322)           $ 6,971
   Net realized gain (loss) on investments                    3,816                    93               11,613             20,089
   Net change in unrealized appreciation
      on investments                                         54,007                   617              224,736            399,917
                                               ---------------------  --------------------  ------------------- ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           62,783                   689              229,027            426,977
                                               ---------------------  --------------------  ------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               461,091                     6            1,157,311          1,989,250
   Surrenders and terminations                              (22,033)                  (37)             (34,785)           (49,548)
   Transfers between portfolios                             161,597                33,870              543,319          1,748,501
   Policyholder charges (Note 3)                               (932)                    -               (1,547)            (1,874)
                                               ---------------------  --------------------  ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    599,723                33,839            1,664,298          3,686,329
                                               ---------------------  --------------------  ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                       662,506                34,528            1,893,325          4,113,306

NET ASSETS BEGINNING OF PERIOD                                    -                     -              186,309            257,511
                                               ---------------------  --------------------  ------------------- ------------------

NET ASSETS END OF PERIOD                                  $ 662,506              $ 34,528          $ 2,079,634        $ 4,370,817
---------------------------------------------  =====================  ====================  =================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                            -                     -               22,024             33,385

      Units Issued                                           62,841                 3,863              169,313            411,293
      Units Redeemed                                         (5,177)                 (503)              (8,605)           (12,806)
                                               ---------------------  --------------------  ------------------- ------------------

Units Outstanding at December 31, 2003                       57,664                 3,360              182,732            431,872
                                               =====================  ====================  =================== ==================



                                                     JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                                  Select Small          Small Cap           Technology          The Dow SM
                                                  Cap Portfolio      Index Portfolio    Sector Portfolio (a)   10 Portfolio
                                               -------------------- ------------------  -------------------  -----------------
OPERATIONS
   Net investment income (loss)                          $ (53,822)          $ (7,373)                $ (3)         $ (68,475)
   Net realized gain (loss) on investments                 107,866             44,127                   39             51,733
   Net change in unrealized appreciation
      on investments                                     1,161,408            342,865                    -          1,396,548
                                               -------------------- ------------------  -------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       1,215,452            379,619                   36          1,379,806
                                               -------------------- ------------------  -------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            4,279,429            962,738                    -          4,875,922
   Surrenders and terminations                             (85,517)           (23,648)                   -            (78,679)
   Transfers between portfolios                            539,888          1,320,453                  (36)         2,130,499
   Policyholder charges (Note 3)                            (2,153)              (907)                   -               (931)
                                               -------------------- ------------------  -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 4,731,647          2,258,636                  (36)         6,926,811
                                               -------------------- ------------------  -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    5,947,099          2,638,255                    -          8,306,617

NET ASSETS BEGINNING OF PERIOD                             269,916            206,031                    -            301,425
                                               -------------------- ------------------  -------------------  -----------------

NET ASSETS END OF PERIOD                               $ 6,217,015        $ 2,844,286                  $ -        $ 8,608,042
---------------------------------------------  ==================== ==================  ===================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      25,031             26,107                    -             27,038

      Units Issued                                         419,997            218,881                  721            633,407
      Units Redeemed                                       (48,223)           (17,115)                (721)           (36,290)
                                               -------------------- ------------------  -------------------  -----------------

Units Outstanding at December 31, 2003                     396,805            227,873                    -            624,155
                                               ==================== ==================  ===================  =================



                                                    JNL/MCM         JNL/Oppenheimer
                                                    The S&P(R)      Global Growth
                                                  10 Portfolio        Portfolio
                                               -------------------  ---------------
OPERATIONS
   Net investment income (loss)                         $ (79,077)       $ (22,218)
   Net realized gain (loss) on investments                 34,992          (15,507)
   Net change in unrealized appreciation
      on investments                                    1,099,166          519,231
                                               -------------------  ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      1,055,081          481,506
                                               -------------------  ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           6,032,895          420,800
   Surrenders and terminations                            (82,458)        (108,810)
   Transfers between portfolios                         1,166,425          672,169
   Policyholder charges (Note 3)                             (557)          (1,134)
                                               -------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                7,116,305          983,025
                                               -------------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                   8,171,386        1,464,531

NET ASSETS BEGINNING OF PERIOD                            234,778          924,878
                                               -------------------  ---------------

NET ASSETS END OF PERIOD                              $ 8,406,164      $ 2,389,409
---------------------------------------------  ===================  ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     24,513          133,047

      Units Issued                                        773,121          145,976
      Units Redeemed                                      (48,881)         (31,231)
                                               -------------------  ---------------

Units Outstanding at December 31, 2003                    748,753          247,792
                                               ===================  ===============


(a) Commencement of operations December 15, 2003.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                 JNL/Oppenheimer          JNL/PIMCO             JNL/PPM            JNL/Putnam
                                                      Growth            Total Return       America High Yield         Equity
                                                    Portfolio          Bond Portfolio        Bond Portfolio         Portfolio
                                               ---------------------  ------------------  --------------------- ------------------
OPERATIONS
   Net investment income (loss)                            $ (9,343)              $ 735              $ 534,685          $ (35,836)
   Net realized gain (loss) on investments                  (17,305)            366,268                 25,623           (464,785)
   Net change in unrealized appreciation
      on investments                                        103,650            (160,622)               614,055          1,222,236
                                               ---------------------  ------------------  --------------------- ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           77,002             206,381              1,174,363            721,615
                                               ---------------------  ------------------  --------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               141,890           4,118,507              4,023,062            147,690
   Surrenders and terminations                              (60,173)           (519,562)              (916,010)          (272,525)
   Transfers between portfolios                              76,931            (682,297)             2,538,581           (219,930)
   Policyholder charges (Note 3)                               (581)            (16,326)               (15,687)            (9,251)
                                               ---------------------  ------------------  --------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    158,067           2,900,322              5,629,946           (354,016)
                                               ---------------------  ------------------  --------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                       235,069           3,106,703              6,804,309            367,599

NET ASSETS BEGINNING OF PERIOD                              445,397           5,767,820              4,746,268          3,018,863
                                               ---------------------  ------------------  --------------------- ------------------

NET ASSETS END OF PERIOD                                  $ 680,466         $ 8,874,523           $ 11,550,577        $ 3,386,462
---------------------------------------------  =====================  ==================  ===================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                       64,456             539,643                481,093            485,868

      Units Issued                                           39,918             642,581                777,469             66,189
      Units Redeemed                                        (19,032)           (435,003)              (358,511)          (125,101)
                                               ---------------------  ------------------  --------------------- ------------------

Units Outstanding at December 31, 2003                       85,342             747,221                900,051            426,956
                                               =====================  ==================  ===================== ==================


                                                   JNL/Putnam          JNL/Putnam          JNL/Putnam       JNL/S&P Core
                                                  International       Midcap Growth       Value Equity        Index 50
                                                Equity Portfolio        Portfolio          Portfolio        Portfolio (a)
                                               -------------------- ------------------  ----------------- ------------------
OPERATIONS
   Net investment income (loss)                            $ 5,611          $ (17,209)         $ (16,652)          $ (1,160)
   Net realized gain (loss) on investments                 (65,693)           (63,668)          (247,602)               273
   Net change in unrealized appreciation
      on investments                                       539,121            365,937          1,525,059             28,142
                                               -------------------- ------------------  ----------------- ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         479,039            285,060          1,260,805             27,255
                                               -------------------- ------------------  ----------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              148,191            258,689            491,702            270,038
   Surrenders and terminations                             (82,453)           (96,009)          (510,605)            (2,864)
   Transfers between portfolios                            (95,001)             6,110           (171,993)            86,764
   Policyholder charges (Note 3)                            (3,456)            (2,108)           (14,940)              (110)
                                               -------------------- ------------------  ----------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (32,719)           166,682           (205,836)           353,828
                                               -------------------- ------------------  ----------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      446,320            451,742          1,054,969            381,083

NET ASSETS BEGINNING OF PERIOD                           1,942,262            902,452          5,875,372                  -
                                               -------------------- ------------------  ----------------- ------------------

NET ASSETS END OF PERIOD                               $ 2,388,582        $ 1,354,194        $ 6,930,341          $ 381,083
---------------------------------------------  ==================== ==================  ================= ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     280,703            170,909            787,119                  -

      Units Issued                                          46,179             74,035            108,160             36,319
      Units Redeemed                                       (59,029)           (46,183)          (171,261)              (259)
                                               -------------------- ------------------  ----------------- ------------------

Units Outstanding at December 31, 2003                     267,853            198,761            724,018             36,060
                                               ==================== ==================  ================= ==================



                                                  JNL/S&P Core        JNL/S&P Core
                                                    Index 75           Index 100
                                                  Portfolio (b)        Portfolio
                                               -------------------- -----------------
OPERATIONS
   Net investment income (loss)                             $ (197)           $ (960)
   Net realized gain (loss) on investments                     111             6,110
   Net change in unrealized appreciation
      on investments                                         6,117            30,987
                                               -------------------- -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           6,031            36,137
                                               -------------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               23,307           458,032
   Surrenders and terminations                                (672)             (830)
   Transfers between portfolios                             33,515           (19,952)
   Policyholder charges (Note 3)                                (8)              (53)
                                               -------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    56,142           437,197
                                               -------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                       62,173           473,334

NET ASSETS BEGINNING OF PERIOD                                   -            48,038
                                               -------------------- -----------------

NET ASSETS END OF PERIOD                                  $ 62,173         $ 521,372
---------------------------------------------  ==================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                           -             5,516

      Units Issued                                           5,734            57,685
      Units Redeemed                                          (485)          (12,231)
                                               -------------------- -----------------

Units Outstanding at December 31, 2003                       5,249            50,970
                                               ==================== =================

(a)  Commencement of operations February 3, 2003.
(b)  Commencement of operations April 15, 2003.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                 JNL/S&P Equity                               JNL/S&P
                                                   Aggressive         JNL/S&P Equity          Managed             JNL/S&P
                                                     Growth               Growth            Aggressive            Managed
                                                   Portfolio I          Portfolio I      Growth Portfolio    Growth Portfolio
                                               -------------------- -------------------- ------------------  ------------------
OPERATIONS
   Net investment income (loss)                          $ (21,678)          $ (186,925)           $ 6,069           $ 144,867
   Net realized gain (loss) on investments                (156,729)            (422,810)          (335,835)           (142,520)
   Net change in unrealized appreciation
      on investments                                       522,340            3,572,927          1,474,020           4,040,224
                                               -------------------- -------------------- ------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         343,933            2,963,192          1,144,254           4,042,571
                                               -------------------- -------------------- ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              325,340            4,399,662          2,501,992           8,035,079
   Surrenders and terminations                             (55,124)            (691,927)          (673,849)         (1,217,364)
   Transfers between portfolios                            128,722           11,552,554            142,322           5,830,483
   Policyholder charges (Note 3)                            (2,203)             (20,970)            (5,075)            (33,921)
                                               -------------------- -------------------- ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   396,735           15,239,319          1,965,390          12,614,277
                                               -------------------- -------------------- ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      740,668           18,202,511          3,109,644          16,656,848

NET ASSETS BEGINNING OF PERIOD                           1,279,528            5,701,263          4,414,809          14,461,735
                                               -------------------- -------------------- ------------------  ------------------

NET ASSETS END OF PERIOD                               $ 2,020,196         $ 23,903,774        $ 7,524,453        $ 31,118,583
---------------------------------------------  ==================== ==================== ==================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     174,326              827,393            571,268           1,724,588

      Units Issued                                          85,066            2,092,754            369,213           1,866,707
      Units Redeemed                                       (46,261)            (344,536)          (200,128)           (660,607)
                                               -------------------- -------------------- ------------------  ------------------

Units Outstanding at December 31, 2003                     213,131            2,575,611            740,353           2,930,688
                                               ==================== ==================== ==================  ==================



                                                                                                                 JNL/Salomon
                                                     JNL/S&P              JNL/S&P                                  Brothers
                                                     Managed          Very Aggressive       JNL/Salomon        U.S. Government
                                                    Moderate               Growth        Brothers Strategic        & Quality
                                                Growth Portfolio        Portfolio I       Bond Portfolio        Bond Portfolio
                                               --------------------  ------------------- ------------------  ---------------------
OPERATIONS
   Net investment income (loss)                          $ 189,416            $ (20,409)         $ 136,644              $ 128,455
   Net realized gain (loss) on investments                 (21,815)            (122,403)           120,768                225,428
   Net change in unrealized appreciation
      on investments                                     1,908,994              463,970             75,946               (396,738)
                                               --------------------  ------------------- ------------------  ---------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       2,076,595              321,158            333,358                (42,855)
                                               --------------------  ------------------- ------------------  ---------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            6,834,764              401,128            963,269              1,868,601
   Surrenders and terminations                            (546,634)             (49,030)          (281,271)              (726,466)
   Transfers between portfolios                            594,060               70,445          1,005,280             (2,990,772)
   Policyholder charges (Note 3)                            (8,126)              (1,436)            (6,708)               (20,052)
                                               --------------------  ------------------- ------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 6,874,064              421,107          1,680,570             (1,868,689)
                                               --------------------  ------------------- ------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS                    8,950,659              742,265          2,013,928             (1,911,544)

NET ASSETS BEGINNING OF PERIOD                          10,062,344            1,102,118          2,484,196 #            9,857,127
                                               --------------------  ------------------- ------------------  ---------------------

NET ASSETS END OF PERIOD                              $ 19,013,003          $ 1,844,383        $ 4,498,124            $ 7,945,583
---------------------------------------------  ====================  =================== ==================  =====================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   1,119,849              160,429            209,812 #              804,141

      Units Issued                                       1,058,916               88,442            193,721                311,379
      Units Redeemed                                      (410,497)             (48,685)           (78,945)              (476,999)
                                               --------------------  ------------------- ------------------  ---------------------

Units Outstanding at December 31, 2003                   1,768,268              200,186            324,588                638,521
                                               ====================  =================== ==================  =====================



                                                   JNL/Select        JNL/Select
                                                    Balanced        Global Growth
                                                   Portfolio          Portfolio
                                               -------------------  --------------
OPERATIONS
   Net investment income (loss)                          $ 58,939       $ (54,544)
   Net realized gain (loss) on investments                114,357      (1,480,120)
   Net change in unrealized appreciation
      on investments                                    1,052,354       2,270,666
                                               -------------------  --------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      1,225,650         736,002
                                               -------------------  --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           1,311,731          52,027
   Surrenders and terminations                           (518,364)       (230,423)
   Transfers between portfolios                         1,195,127      (1,117,932)
   Policyholder charges (Note 3)                           (8,764)        (11,951)
                                               -------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                1,979,730      (1,308,279)
                                               -------------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                   3,205,380        (572,277)

NET ASSETS BEGINNING OF PERIOD                          5,043,276       4,436,957
                                               -------------------  --------------

NET ASSETS END OF PERIOD                              $ 8,248,656     $ 3,864,680
---------------------------------------------  ===================  ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    465,521         590,048

      Units Issued                                        212,450          14,095
      Units Redeemed                                      (84,192)       (183,723)
                                               -------------------  --------------

Units Outstanding at December 31, 2003                    593,779         420,420
                                               ===================  ==============



                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003



                                                    JNL/Select              JNL/Select                 JNL/
                                                     Large Cap                 Money               Select Value
                                                 Growth Portfolio        Market Portfolio            Portfolio
                                               ----------------------  ----------------------  ----------------------
OPERATIONS
   Net investment income (loss)                           $ (107,004)              $ (42,156)               $ (2,961)
   Net realized gain (loss) on investments                (2,771,002)                  5,030                   6,849
   Net change in unrealized appreciation
      on investments                                       5,039,647                  (5,030)                 95,205
                                                                                               ----------------------
NET INCREASE IN NET ASSETS                     ----------------------  ----------------------
   FROM OPERATIONS
                                                           2,161,641                 (42,156)                 99,093
                                               ----------------------  ----------------------  ----------------------
CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)
   Surrenders and terminations                               142,520               2,641,233                 439,556
   Transfers between portfolios                             (699,817)               (663,014)                 (6,467)
   Policyholder charges (Note 3)                          (2,433,461)             (5,106,188)                593,469
                                                             (30,038)                (30,745)                    (32)
NET INCREASE (DECREASE) IN NET ASSETS FROM     ----------------------  ----------------------  ----------------------
   CONTRACT TRANSACTIONS
                                                          (3,020,796)             (3,158,714)              1,026,526
                                               ----------------------  ----------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
                                                            (859,155)             (3,200,870)              1,125,619
NET ASSETS BEGINNING OF PERIOD
                                                           7,589,530               5,567,422                   7,541
                                               ----------------------  ----------------------  ----------------------
NET ASSETS END OF PERIOD
---------------------------------------------            $ 6,730,375             $ 2,366,552             $ 1,133,160
                                               ======================  ======================  ======================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002
                                                           1,215,608                 515,416                     691
      Units Issued
      Units Redeemed                                          80,138                 415,586                  81,997
                                                            (490,980)               (712,531)                 (4,161)
                                               ----------------------  ----------------------  ----------------------
Units Outstanding at December 31, 2003
                                                             804,766                 218,471                  78,527
                                               ======================  ======================  ======================


                                                    JNL/T. Rowe            JNL/T. Rowe          JNL/T. Rowe
                                                 Price Established        Price Mid-Cap         Price Value
                                                  Growth Portfolio       Growth Portfolio        Portfolio
                                               -----------------------  -------------------  ------------------
OPERATIONS
   Net investment income (loss)                             $ (65,940)           $ (88,321)          $ (31,469)
   Net realized gain (loss) on investments                   (136,752)             (16,381)           (124,642)
   Net change in unrealized appreciation
      on investments                                        1,360,745            1,912,020           1,145,889
                                               -----------------------  -------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          1,158,053            1,807,318             989,778
                                               -----------------------  -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                 767,250            1,170,918           1,274,027
   Surrenders and terminations                               (258,787)            (374,742)           (215,004)
   Transfers between portfolios                               526,512            2,472,989             638,410
   Policyholder charges (Note 3)                               (7,333)              (8,437)             (5,254)
                                               -----------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    1,027,642            3,260,728           1,692,179
                                               -----------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                       2,185,695            5,068,046           2,681,957

NET ASSETS BEGINNING OF PERIOD                              3,752,999            4,314,576           2,998,971
                                               -----------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                                  $ 5,938,694          $ 9,382,622         $ 5,680,928
---------------------------------------------  =======================  ===================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                        467,506              446,705             352,888

      Units Issued                                            151,987              290,779             285,507
      Units Redeemed                                         (103,031)            (101,054)           (119,021)
                                               -----------------------  -------------------  ------------------

Units Outstanding at December 31, 2003                        516,462              636,430             519,374
                                               =======================  ===================  ==================



                     See notes to the financial statements.

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 - Organization

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty-three (63) Portfolios during 2004, but currently contains fifty-five (55) Portfolios as of December 31, 2004, each of which invests in the following series of mutual funds:

                                JNL Series Trust
JNL/AIM Large Cap Growth Fund                            JNL/Putnam Midcap Growth Fund
JNL/AIM Premier Equity II Fund (1)                       JNL/Putnam Value Equity Fund
JNL/AIM Small Cap Growth Fund                            JNL/S&P Core Index 50 Fund (1)
JNL/Alger Growth Fund                                    JNL/S&P Core Index 75 Fund (1)
JNL/Alliance Capital Growth Fund                         JNL/S&P Core Index 100 Fund (1)
JNL/Eagle Core Equity Fund                               JNL/S&P Equity Aggressive Growth Fund I (1)
JNL/Eagle SmallCap Equity Fund                           JNL/S&P Equity Growth Fund I (1)
JNL/FMR Balanced Fund                                    JNL/S&P Managed Aggressive Growth Fund
JNL/FMR Capital Growth Fund                              JNL/S&P Managed Conservative Fund
JNL/JP Morgan International Value Fund                   JNL/S&P Managed Growth Fund
JNL/Lazard Mid Cap Value Fund                            JNL/S&P Managed Moderate Fund
JNL/Lazard Small Cap Value Fund                          JNL/S&P Managed Moderate Growth Fund
JNL/MCM Bond Index Fund*                                 JNL/S&P Very Aggressive Growth Fund I
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/Salomon Brothers High Yield Bond Fund
JNL/MCM International Index Fund*                        JNL/Salomon Brothers Strategic Bond Fund
JNL/MCM S&P 400 Mid Cap Index Fund*                      JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/MCM S&P 500 Index Fund*                              JNL/Select Balanced Fund
JNL/MCM Small Cap Index Fund*                            JNL/Select Global Growth Fund
JNL/Oppenheimer Global Growth Fund                       JNL/Select Large Cap Growth Fund
JNL/Oppenheimer Growth Fund                              JNL/Select Money Market Fund
JNL/PIMCO Total Return Bond Fund                         JNL/Select Value Fund
JNL/PPM America High Yield Bond Fund (1)                 JNL/T. Rowe Price Established Growth Fund
JNL/Putnam Equity Fund                                   JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Putnam International Equity Fund                     JNL/T. Rowe Price Value Fund

                 JNL Variable Fund LLC
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Energy Sector Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM Pharmaceutical/Healthcare Sector Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM VIP Fund*

                JNLNY Variable Fund LLC
JNL/MCM 25 Fund*
JNL/MCM Global 15 Fund*
JNL/MCM Nasdaq(R) 15 Fund*
JNL/MCM Select Small Cap Fund*
JNL/MCM The Dow SM 10 Fund*
JNL/MCM The S&P(R) 10 Fund*
JNL/MCM Value Line(R) 25 Fund*

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

(1)  These funds are no longer available as of December 31, 2004.

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.
Note 1 - Organization (continued)

During the year ended December 31, 2004, the following acquisitions were accomplished at no cost to the contract owners:

------------------------------------------ ------------------------------------------- -----------------------------------
ACQUIRED PORTFOLIO                         ACQUIRING PORTFOLIO                         DATE OF AQUISITION
------------------------------------------ ------------------------------------------- -----------------------------------
------------------------------------------ ------------------------------------------- -----------------------------------
JNL/AIM Premier Equity II Fund             JNL/AIM Large Cap Growth Fund               April 30, 2004
------------------------------------------ ------------------------------------------- -----------------------------------
------------------------------------------ ------------------------------------------- -----------------------------------
JNL/PPM America High Yield Bond Fund       JNL/Salomon Brothers High Yield Bond Fund   October 1, 2004
------------------------------------------ ------------------------------------------- -----------------------------------
------------------------------------------ ------------------------------------------- -----------------------------------
JNL/S&P Core Index 100 Fund                JNL/S&P Moderate Growth Fund I              October 1, 2004
------------------------------------------ ------------------------------------------- -----------------------------------
------------------------------------------ ------------------------------------------- -----------------------------------
JNL/S&P Core Index 50 Fund                 JNL/S&P Aggressive Growth Fund I            October 1, 2004
JNL/S&P Core Index 75 Fund
JNL/S&P Equity Aggressive Growth Fund I
JNL/S&P Equity Growth Fund I
JNL/S&P Very Aggressive Fund I
------------------------------------------ ------------------------------------------- -----------------------------------

During the year ended December 31, 2004, the following funds changed names:

------------------------------------------ ------------------------------------------- -----------------------------------
PRIOR PORTFOLIO NAME                       CURRENT PORTFOLIO NAME                      EFFECTIVE DATE
------------------------------------------ ------------------------------------------- -----------------------------------
------------------------------------------ ------------------------------------------- -----------------------------------
JNL/S&P Aggressive Growth Fund I           JNL/S&P Managed Aggressive Growth Fund      October 4, 2004
------------------------------------------ ------------------------------------------- -----------------------------------
------------------------------------------ ------------------------------------------- -----------------------------------
JNL/S&P Conservative Growth Fund I         JNL/S&P Managed Moderate Growth Fund        October 4, 2004
------------------------------------------ ------------------------------------------- -----------------------------------
------------------------------------------ ------------------------------------------- -----------------------------------
JNL/S&P Moderate Growth Fund I             JNL/S&P Managed Growth Fund                 October 4, 2004
------------------------------------------ ------------------------------------------- -----------------------------------


Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Note 3 - Policy Charges

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Charges

     Contract Maintenance Charge

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2004 and 2003, contract maintenance charges were assessed in the amount of $76,448 and $60,151, respectively.

     Transfer Fee Charge

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from any contract values remaining in the portfolio(s) from which the transfers were made.
     If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2004 and 2003, transfer fee charges were assessed in the amount of $75 and $375, respectively.

     Surrender or Contingent Deferred Sales Charge

     During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.

     The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2004 and 2003, surrender charges were assessed in the amount of $376,340 and $275,542, respectively.

Asset-based Charges

     Insurance Charges

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.10% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

     Optional Benefit Charges

     Maximum Anniversary Value Death Benefit Charge. If this benefit option has been selected, Jackson National makes an additional deduction at an annual rate of 0.15% of the average daily net asset value of the contract owners allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday.

     Contract Enhancement Charge. If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of the contract owners allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements selected and range from 0.395% to 0.65%.

     Contract Enhancement Recapture Charge. If a contract enhancement benefit is selected above and a contract owner then makes a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, on a calendar quarter basis, Jackson National will deduct 0.1125%
     - 0.15%, depending on the product chosen, of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

     Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson National will make an additional deduction of 0.35% - 0.40%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios. Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

     5% and 4% For Life Guaranteed Minimum Withdrawal Benefit Charge. This benefit is available for ages 50 - 80 at election. The amount of this charge is dependent upon the age of the policyholder and can range from 0.15% to 0.90%.

     Highest Anniversary Value. If this optional benefit is selected, Jackson National will deduct 0.25% of the average daily net asset value of the contact owners allocation.

     Withdrawal Charge Period. If the optional three or five-year withdrawal charge period feature is selected, Jackson National will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

     20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of the contract owners allocations to the portfolios.

Premium Taxes

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 - Related Party Transactions

     For guaranteed minimum death benefit, the Company contributed $2,646,050 and $1,206,213 to the Separate Account in the form of additional premium to contract owners accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time of annuitant death, when applicable.

Note 5 - Purchases and Sales of Investments

     For the year ended December 31, 2004, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------------------
                                JNL Series Trust
                                                                                  Proceeds
                                                                  Purchases     from Sales
JNL/AIM Large Cap Growth Fund                                   $ 3,393,945    $ 1,684,742
JNL/AIM Premier Equity II Fund                                      230,320        623,485
JNL/AIM Small Cap Growth Fund                                     2,852,569      1,867,257
JNL/Alger Growth Fund                                             1,059,637      1,756,279
JNL/Alliance Capital Growth Fund                                    262,918        865,502
JNL/Eagle Core Equity Fund                                        1,845,510        637,756
JNL/Eagle SmallCap Equity Fund                                    2,182,193        828,152
JNL/FMR Balanced Fund                                             3,011,787      1,790,255
JNL/FMR Capital Growth Fund                                         455,400      1,488,510
JNL/JPMorgan International Value Fund                             1,912,235        363,034
JNL/Lazard Mid Cap Value Fund                                     4,310,781        698,332
JNL/Lazard Small Cap Value Fund                                   3,420,627      1,897,587
JNL/MCM Bond Index Fund                                           4,250,768        654,487
JNL/MCM Enhanced S&P 500 Index Fund                               1,329,685        373,312
JNL/MCM International Index Fund                                  6,690,199        997,130
JNL/MCM S&P 400 Mid Cap Index Fund                               10,868,847      1,580,458
JNL/MCM S&P 500 Index Fund                                       13,332,387      2,451,136
JNL/MCM Small Cap Index Fund                                      8,785,848      2,392,706
JNL/Oppenheimer Global Growth Fund                                2,733,475        554,976
JNL/Oppenheimer Growth Fund                                       1,039,260        343,267
JNL/PIMCO Total Return Bond Fund                                 10,410,841      3,919,875
JNL/PPM America High Yield Bond Fund                              4,638,665     15,996,383
JNL/Putnam Equity Fund                                              121,327        709,834
JNL/Putnam International Equity Fund                              1,130,129        800,443
JNL/Putnam Midcap Growth Fund                                       578,859        403,896
JNL/Putnam Value Equity Fund                                        936,976      1,327,162
JNL/S&P Core Index 50 Fund                                        1,130,484      1,475,327
JNL/S&P Core Index 75 Fund                                        1,744,029      1,803,802
JNL/S&P Core Index 100 Fund                                       1,359,021      1,871,567
JNL/S&P Equity Aggressive Growth Fund I                           1,357,051      3,434,060
JNL/S&P Equity Growth Fund I                                     13,747,497     38,440,596
JNL/S&P Managed Aggressive Growth Fund                           55,451,383      5,851,346
JNL/S&P Managed Conservative Fund                                 2,579,465      1,411,074
JNL/S&P Managed Growth Fund                                      38,417,906     14,314,593
JNL/S&P Managed Moderate Fund                                     1,911,573          3,054
JNL/S&P Managed Moderate Growth Fund                             25,303,118      8,679,947
JNL/S&P Very Aggressive Growth Fund I                               799,609      2,707,301
JNL/Salomon Brothers High Yield Bond Fund                        13,999,348        849,021
JNL/Salomon Brothers Strategic Bond Fund                          3,846,134      2,290,770
JNL/Salomon Brothers U.S Government & Quality Bond
Fund                                                              4,108,279      4,117,630
JNL/Select Balanced Fund                                          4,221,592      2,489,060
JNL/Select Global Growth Fund                                       193,928        769,052
JNL/Select Large Cap Growth Fund                                  1,447,586      1,792,059
JNL/Select Money Market Fund                                     13,284,092     10,433,068
JNL/Select Value Fund                                             2,416,855        451,127
JNL/T. Rowe Price Established Growth Fund                         5,797,572      1,604,764
JNL/T. Rowe Price Mid-Cap Growth Fund                             7,643,881      2,453,778
JNL/T. Rowe Price Value Fund                                      8,934,358      2,207,785


-------------------------------------------------------------------------------------------
                              JNL Variable Fund LLC
                                                                                 Proceeds
                                                                  Purchases     from Sales
JNL/MCM Communications Sector Fund                               $  315,838     $   47,131
JNL/MCM Consumer Brands Sector Fund                                 353,949        162,290
JNL/MCM Energy Sector Fund                                        1,495,371        885,872
JNL/MCM Financial Sector Fund                                       389,345         64,107
JNL/MCM JNL 5 Fund                                                5,120,985         70,826
JNL/MCM Pharmaceutical/Healthcare Sector Fund                     1,629,087        417,595
JNL/MCM Technology Sector Fund                                      613,695        171,006
JNL/MCM VIP Fund                                                    306,350          6,508


-------------------------------------------------------------------------------------------
                              JNLNY Variable Fund I LLC
                                                                                 Proceeds
                                                                 Purchases      from Sales
JNL/MCM 25 Fund                                                 $15,389,051    $ 6,882,456
JNL/MCM Global 15 Fund                                            9,228,448        995,426
JNL.MCM Nasdaq(R) 15 Fund                                         1,124,866          4,226
JNL/MCM Select Small Cap Fund                                     6,913,643      4,302,996
JNL/MCM The Dow SM 10 Fund                                       11,281,355      4,771,091
JNL/MCM The S&P(R) 10 Fund                                       15,328,733     10,578,346
JNL/MCM Value Line(R) 25 Fund                                    14,535,305      1,206,591

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The following is a summary of insurance charges for the period ended December 31, 2004:



                     JNL/AIM           JNL/AIM            JNL/AIM          JNL/Alger        JNL/Alliance
                    Large Cap      Premier Equity II      Small Cap          Growth           Capital
                 Growth Portfolio     Portfolio       Growth Portfolio     Portfolio      Growth Portfolio
                 ----------------  -----------------  ----------------- ----------------  -----------------
   M&E CLASS

     1.100                 $ 241                $ -                $ -            $ 237                $ -
     1.250                   713                  9              1,627              815                638
     1.350                   101                  -                 55              256                 16
     1.400                 2,028                341              2,220              593                521
     1.500                   604                  -              1,114            1,313                320
     1.550                     -                  -                  -               31                  -
     1.560                     -                  -                  -                -                  -
     1.575                     -                  -                  -                -                  -
     1.600                   653                 13                352              545                576
     1.645                    28                  -                  3               19                 25
     1.650                   398                  -                 15               59                110
     1.670                 2,419                  -              6,022              704                470
     1.700                   306                  -                251              297                  -
     1.720                     -                  -                  -                -                  -
     1.725                     -                  -                  -                -                  -
     1.745                    25                  -                  -               17                  -
     1.750                 2,658                 11              2,592              146                 54
     1.770                   317                  -                129              245                  -
     1.795                 3,301                  -                860            2,577                106
     1.800                   101                 31                131               11                  -
     1.820                   134                  -                 13              136                  8
     1.825                     -                  -                  -                -                  -
     1.845                     -                  -                  -                -                  -
     1.850                 1,045                 23                580              779                335
     1.870                     -                  -                  -                -                  -
     1.895                     2                  -                  -                -                  -
     1.900                    64                  -                  -                -                  -
     1.910                     9                  -                 24               28                  -
     1.920                 1,772                  -              7,530              832                187
     1.945                   106                  -                215                -                  -
     1.950                   127                  -                 83              503                 25
     1.960                 5,882                 96              1,745              927                365
     1.970                   686                  5                 62              173                  9
     1.995                    50                  -                142                4                  -
     2.000                    30                 15                159                -                  -
     2.010                     -                  -                  -                -                  -
     2.020                   968                 18                827              541                105
     2.045                     -                  -                  -                -                  6
     2.050                   322                  -                438              306                  -
     2.070                    31                  -                402                -                  -
     2.095                     -                  -                  -              102                 91
     2.100                     -                  -                  -                -                  -
     2.120                     -                  -                  -                -                  -
     2.145                     -                  -                 45                -                  -
     2.150                     -                  -              1,375              208              1,349
     2.160                     8                  -                  3                -                  -
     2.170                    26                  -                  -                -                  -





                    JNL/Eagle         JNL/Eagle         JNL/FMR          JNL/FMR        JNL/JPMorgan
                  Core Equity        SmallCap          Balanced      Capital Growth    International
                   Portfolio      Equity Portfolio     Portfolio       Portfolio      Value Portfolio
                ----------------------------------  ---------------- ---------------  -----------------
   M&E CLASS

     1.100                $ 670             $ 124               $ -             $ -              $ 385
     1.250                  545             1,225             1,105           1,056                922
     1.350                  319                71               243               9                143
     1.400                1,875             1,000             2,406             360                970
     1.500                  544               865               319              29                353
     1.550                   51                15               110               -                 32
     1.560                    -                 -                 -               -                  -
     1.575                    -                 -                 -               -                  -
     1.600                  607               517               462             130                219
     1.645                    -                58                 -              28                 55
     1.650                  174                 -                98               -                  -
     1.670                1,215               822             1,996               -              1,089
     1.700                  571                58               362             280                 95
     1.720                    -                 -                 -               -                  -
     1.725                    -                 -                 -               -                  -
     1.745                  251                 -                 4               -                  -
     1.750                1,266               831             3,311               -              1,258
     1.770                   94                92               876              16                186
     1.795                4,120               118             4,827             148                448
     1.800                  217                17               507               -                  -
     1.820                   62                 4               135               -                  -
     1.825                    -                 -                 -               -                  -
     1.845                    -                 -                 -               -                  -
     1.850                1,537               407             2,469               -              1,298
     1.870                    -                 -                 -               -                  -
     1.895                    4                 -                 2               -                  -
     1.900                   77                40               281             175                 26
     1.910                    7                 -                 -               7                  -
     1.920                2,023               159             1,515               -                  5
     1.945                    -                 -                56               -                234
     1.950                  187                98               229              24                201
     1.960                2,296             3,490             5,850             433                910
     1.970                  776                40               283              80                100
     1.995                    -                 -                 -               -                 79
     2.000                    -                 -                 3             100                224
     2.010                    -                 -                 -               -                  -
     2.020                1,432               813               306               -              1,132
     2.045                    -                 -               239               -                  -
     2.050                    -                 -               212             212                  -
     2.070                   14                 1               474              31                637
     2.095                  269                 -               449             162                273
     2.100                    -                 -                 -               -                  -
     2.120                   50               861                 7               -                848
     2.145                  488               611             1,215               -                  -
     2.150                  196             1,497                19               -                324
     2.160                    -                 1                 -               -                  -
     2.170                    -                 -                53               -                  -




                    JNL/Lazard       JNL/Lazard
                    Mid Cap           Small Cap
                Value Portfolio    Value Portfolio
                -----------------  ----------------
   M&E CLASS

     1.100                 $ 126             $ 188
     1.250                 1,169             1,035
     1.350                   419               305
     1.400                 1,349             1,869
     1.500                 1,095             1,336
     1.550                     -                79
     1.560                     -                 -
     1.575                     -                 -
     1.600                 1,398               846
     1.645                    50                40
     1.650                    81                12
     1.670                 7,877             7,364
     1.700                   769               524
     1.720                     -                 -
     1.725                     -                 -
     1.745                     -                 -
     1.750                 2,012               863
     1.770                   191                 -
     1.795                 2,488             2,932
     1.800                 2,073               129
     1.820                   181                13
     1.825                     -                 -
     1.845                     -                 -
     1.850                 1,324               960
     1.870                     -                 -
     1.895                     -                 -
     1.900                   256               231
     1.910                    37                35
     1.920                 8,282             8,021
     1.945                   185               423
     1.950                   210               316
     1.960                 3,995             4,372
     1.970                   555               386
     1.995                    81                77
     2.000                   301               311
     2.010                     -                 -
     2.020                 1,365               986
     2.045                    95                 -
     2.050                   513               546
     2.070                    16                24
     2.095                   762               679
     2.100                     -                 -
     2.120                    54                28
     2.145                    56               406
     2.150                 1,184               502
     2.160                     9                 1
     2.170                     -                 -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                     JNL/AIM           JNL/AIM            JNL/AIM           JNL/Alger       JNL/Alliance
                    Large Cap      Premier Equity II      Small Cap          Growth           Capital
                 Growth Portfolio     Portfolio       Growth Portfolio     Portfolio      Growth Portfolio
                 ----------------  -----------------  ----------------- ----------------  -----------------
   M&E CLASS

     2.195                    43                  -                  1               41                  -
     2.200                     -                  -                  -                -                  -
     2.210                     6                  -                  -                4                  -
     2.220                     -                  -                  -                -                171
     2.245                    18                  -                  -               17                  -
     2.250                 1,344                  -              1,323               23                  -
     2.270                   992                320                943            1,098                960
     2.295                   869                  -                  -               20                  -
     2.300                   300                 70                383              404                716
     2.310                     -                  -                  -                -                  -
     2.320                   173                  -                122                -                  -
     2.345                    38                  -                  -                -                  -
     2.350                     -                  -                  -                -                  -
     2.360                     -                  -                  -                -                  -
     2.370                   354                  -                118              145                 87
     2.395                   138                 70                102              169                  -
     2.400                     -                  -                  -                -                  -
     2.410                     -                  -                  -                -                  -
     2.420                     -                  -                  -                -                  -
     2.445                     -                  -                  -                -                  -
     2.450                   355                105                 41               92              2,917
     2.460                     -                  -                  -                -                  -
     2.470                    96                  -                 96                -                  -
     2.495                     -                  -                  -                -                  -
     2.500                     -                  -                  -              121                  -
     2.510                     -                  -                  -                -                  -
     2.545                 2,733                 11                134                -                  -
     2.560                     -                  -                  -                -                  -
     2.570                 2,742                 64              1,421                -                  -
     2.595                     -                  -                  -                -                  -
     2.620                     -                  -                  -                -                  -
     2.645                    65                  -                  -                -                  -
     2.650                    77                  -                310              246                  -
     2.670                 1,312                  -              1,304                -                  -
     2.695                   208                  -                206                -                  -
     2.700                     -                  -                  -                -                  -
     2.720                   161                 25                  2                -                  -
     2.745                     -                  -                  -                -                  -
     2.750                     -                  -                  -                -                  -
     2.760                     -                  -                  -                -                  -
     2.800                    47                  -                622               26                  -
     2.810                     -                  -                  -                -                  -
     2.820                     -                  -                  -                -                  -
     2.850                     -                  -                  -                -                  -
     2.870                     -                  -                  -                -                  -
     2.920                    19                  -                 10                -                  -
     2.945                     -                  -                  -                -                  -



                    JNL/Eagle         JNL/Eagle         JNL/FMR          JNL/FMR        JNL/JPMorgan
                  Core Equity        SmallCap          Balanced      Capital Growth    International
                   Portfolio      Equity Portfolio     Portfolio       Portfolio      Value Portfolio
                ----------------------------------  ---------------- ---------------  -----------------
   M&E CLASS

     2.195                   84                 -                43               -                  -
     2.200                    -                10                 -               -                 14
     2.210                   15                 -                 -               -                  -
     2.220                  150                 -                 -               -                  -
     2.245                   35                 -                 -               -                  -
     2.250                    -                 -                47               -                 87
     2.270                1,046               141               122               -                  -
     2.295                  413               241                 -              42                 31
     2.300                  402               342             1,654               -              2,070
     2.310                    -                 -                 -               -                 34
     2.320                2,925                 -             3,207               -                 87
     2.345                    -                19                63              19                 20
     2.350                    -                 -               950               -                  -
     2.360                    -                 -                 -               -                  -
     2.370                  599               385               573             722                579
     2.395                    -                 -                 -               -                  -
     2.400                    -                 -                 -               -                323
     2.410                    -                 -                 -               -                  -
     2.420                  224                 -               212               -                 15
     2.445                    -                 -                 -               -                 54
     2.450                    -             1,049               349              18                 10
     2.460                    -                 -                 -               -                  -
     2.470                    -                13                 -               -                 55
     2.495                    -                 -               281               -                  -
     2.500                    -                 -                36               -                  -
     2.510                    -                 -                 -               -                  -
     2.545                    -               245                 -               -                  -
     2.560                    -                 -               135               -                  -
     2.570                    -                 -                11               -                 56
     2.595                    -                 -                 -               -                  -
     2.620                    -                 -                 -               -                 13
     2.645                   33                 -                 -               -                 34
     2.650                    -                 -                 -               -                 91
     2.670                    -               521                 -               -                  -
     2.695                    -                 -                 -               -                  -
     2.700                    -                 -                 -               -                  -
     2.720                    -                 5               741               -                  6
     2.745                    -                 -                 -               -                  -
     2.750                    -                 -                 -               -                  -
     2.760                    -                 -                 -               -                  -
     2.800                  297               793             1,412               -                194
     2.810                    -                 -                 -               -                  -
     2.820                    -                 -                 -               -                  -
     2.850                    -                 -                 -               -                  -
     2.870                    -                 -                 -               -                  4
     2.920                    -                10                 -              19                 10
     2.945                    -                 -                 -               -                  -



                    JNL/Lazard       JNL/Lazard
                    Mid Cap           Small Cap
                Value Portfolio    Value Portfolio
                -----------------  ----------------
   M&E CLASS

     2.195                   118               125
     2.200                     -                 -
     2.210                     -                 -
     2.220                   161               349
     2.245                    19                18
     2.250                   441               320
     2.270                   803               773
     2.295                   468               277
     2.300                 1,183             2,638
     2.310                   222               212
     2.320                    99                 -
     2.345                   120                20
     2.350                     -                 -
     2.360                     -                 -
     2.370                 1,389             1,013
     2.395                     -                 -
     2.400                     -               631
     2.410                     -                 -
     2.420                    12                12
     2.445                    24                 -
     2.450                   553               649
     2.460                     -                 -
     2.470                    24                 -
     2.495                   297               284
     2.500                     -                 -
     2.510                     -                 -
     2.545                   149                 -
     2.560                   139                23
     2.570                   310                55
     2.595                     -                 -
     2.620                    12                12
     2.645                    60                60
     2.650                    91                77
     2.670                   326               147
     2.695                     -                 -
     2.700                     -                 -
     2.720                    25                 -
     2.745                     -                 -
     2.750                     -                 -
     2.760                     -                 -
     2.800                   890               509
     2.810                     -                 -
     2.820                     -                 -
     2.850                     -                 -
     2.870                     4                 4
     2.920                    10                10
     2.945                     -                 -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:



                     JNL/AIM           JNL/AIM            JNL/AIM          JNL/Alger        JNL/Alliance
                    Large Cap      Premier Equity II      Small Cap          Growth           Capital
                 Growth Portfolio     Portfolio       Growth Portfolio     Portfolio      Growth Portfolio
                 ----------------  -----------------  ----------------- ----------------  -----------------
   M&E CLASS

     2.950                     -                  -                  -                -                  -
     2.995                     -                  -                  -                -                  -
     3.050                     -                  -                  -                -                  -
     3.060                     -                  -                  -                -                  -
     3.095                     -                  -                  -                -                  -
     3.100                     -                  -                  -               72                  -
     3.120                     -                  -                  -                -                  -
     3.145                     -                  -                  -                -                  -
     3.150                     -                  -                  -                -                  -
     3.170                     -                  -                  -                -                  -
     3.195                     -                  -                  -                -                  -
     3.200                     -                  -                  -                -                  -
     3.220                    20                  -                 39                -                  -
     3.245                     -                  -                  -                -                  -
     3.250                     -                  -                  -                -                  -
     3.270                     -                  -                  -                -                  -
     3.300                     -                  -                  -                -                  -
     3.370                     -                  -                109                -                  -
     3.400                     -                  -                  -                -                  -
     3.420                     -                  -                  -                -                  -
     3.445                     -                  -                  -                -                  -
     3.470                     -                  -                  -                -                  -
     3.520                     -                  -                  -                -                  -
     3.595                     -                  -                  -                -                  -
     3.600                    55                  -                 55                -                  -
     3.620                     -                  -                  -               60                  -
     3.645                     -                  -                  -                -                  -
     3.670                     -                  -                  -                -                  -
     3.720                     -                  -                  -                -                  -
     3.820                     -                  -                  -                -                  -
     4.000                    36                  -                  -                -                  -

  PERSPECTIVE
  Standard Benefit        10,530                475             15,491           75,494             13,641
  Contract Enhancement
    Benefit                5,698              1,115              8,909            7,700              9,010
                 ----------------  -----------------  ----------------- ----------------  -----------------

     Total              $ 53,584            $ 2,817           $ 60,755         $ 98,136           $ 32,818
                 ================  =================  ================= ================  =================


                   JNL/Eagle         JNL/Eagle          JNL/FMR         JNL/FMR         JNL/JPMorgan
                  Core Equity        SmallCap          Balanced      Capital Growth    International
                   Portfolio      Equity Portfolio     Portfolio       Portfolio      Value Portfolio
                ----------------------------------  ---------------- ---------------  -----------------
   M&E CLASS

     2.950                    -                 -                 -               -                  -
     2.995                    -                 -                 -               -                  -
     3.050                    -                 -                 -               -                  -
     3.060                    -                 -                 -               -                  -
     3.095                    -                 -                 -               -                  -
     3.100                   11                 -                 -               -                  -
     3.120                    -                 -                 -               -                  -
     3.145                    -                 -                 -               -                  -
     3.150                    -                 -                 -               -                  -
     3.170                    -                 -                 -               -                  -
     3.195                    -                 -                70               -                  -
     3.200                    -                 -                 -               -                  -
     3.220                    -                 -                 -               -                  -
     3.245                    -                 -                 -               -                  -
     3.250                    -                 -                 -               -                  -
     3.270                    -                 -                 -               -                  -
     3.300                    -                 -                 -               -                  -
     3.370                    -                 -                 -               -                  -
     3.400                    -                 -                 -               -                  -
     3.420                    -                 -                 -               -                  -
     3.445                   71                 -                 -               -                  -
     3.470                    -                 -                 -               -                  -
     3.520                    -                 -                 -               -                  -
     3.595                    -                 -                 -               -                  -
     3.600                    -                 -                 -               -                  -
     3.620                    -                 -                 -               -                  6
     3.645                    -                 -                 -               -                  -
     3.670                    -                 -                 -               -                148
     3.720                    -                 -                 -               -                  -
     3.820                    -                 -                 -               -                  -
     4.000                    -                 -                36               -                  -

  PERSPECTIVE
  Standard Benefit       18,211            35,822            36,403          70,595              3,634
  Contract Enhancement
    Benefit              14,657             8,560            21,378           8,281              6,634
                ----------------  ----------------  ---------------- ---------------  -----------------

     Total             $ 61,110          $ 61,991          $ 98,146        $ 82,976           $ 26,655
                ================  ================  ================ ===============  =================


                   JNL/Lazard        JNL/Lazard
                    Mid Cap           Small Cap
                Value Portfolio    Value Portfolio
                -----------------  ----------------
   M&E CLASS

     2.950                     -                 -
     2.995                     -                 -
     3.050                     -                 -
     3.060                     -                 -
     3.095                     -                 -
     3.100                     -                 -
     3.120                     -                 -
     3.145                     -                 -
     3.150                     -                 -
     3.170                     -                 -
     3.195                     -                 -
     3.200                     -                 -
     3.220                    41                40
     3.245                     -                 -
     3.250                     -                 -
     3.270                     -                 -
     3.300                    38                32
     3.370                     -                 -
     3.400                     -                 -
     3.420                     -                 -
     3.445                     -                 -
     3.470                     -                 -
     3.520                     -                 -
     3.595                    92                 -
     3.600                     -                 -
     3.620                     4                 -
     3.645                     -                 -
     3.670                     -                 -
     3.720                     -                 -
     3.820                     -                 -
     4.000                     -                 9

  PERSPECTIVE
  Standard Benefit         6,866            16,911
  Contract Enhancement
    Benefit               10,081            10,052
                -----------------  ----------------

     Total              $ 65,629          $ 71,101
                =================  ================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                JNL/MCM          JNL/MCM             JNL/MCM           JNL/MCM           JNL/MCM
                                  25            Bond Index       Communications   Consumer Brands        Energy
                               Portfolio        Portfolio       Sector Portfolio  Sector Portfolio  Sector Portfolio
                            ---------------- -----------------  ----------------- ----------------- ------------------
        M&E CLASS

          1.100                         $ -             $ 127                $ -               $ -                $ -
          1.250                       1,337               582                630                 6                  8
          1.350                       1,481             1,087                 29                10                101
          1.400                      12,746               714                119                32                 77
          1.500                       2,481               322                  8                38                 15
          1.550                         689                79                  -               130                 39
          1.560                           -                 -                  -                 -                  -
          1.575                           -                 -                  -                 -                  -
          1.600                       5,117             2,126                 93               157                236
          1.645                         108                50                  -                 -                  -
          1.650                       2,187               305                  -                95                282
          1.670                       3,923               353                  -               171                 93
          1.700                       4,294               633                 44                 -                207
          1.720                           -                 -                  -                 -                  -
          1.725                           -                 -                  -                 -                  -
          1.745                         472               158                  -                 -                  -
          1.750                       4,868               223                  2                26                 74
          1.770                       1,113               582                  -                 -                  -
          1.795                      27,081               824                  -                 -                 10
          1.800                       1,970               425                 85               436                152
          1.820                           -                 -                  -                 -                  -
          1.825                           -                 -                  -                 -                  -
          1.845                           -                 -                  -                 -                  -
          1.850                       1,388             2,607                  -               193                 22
          1.870                           -                 -                  -                 -                  -
          1.895                         475               711                  -                 -                  -
          1.900                         775               759                 40                 1                114
          1.910                          41                23                  -                 -                 38
          1.920                      29,471             1,547                639                32                533
          1.945                         665               230                  -               137                361
          1.950                       2,374               163                  -               306                 84
          1.960                      56,665               232                  -                11                471
          1.970                       1,236                44                  -                 -                285
          1.995                         173                 -                  -                 -                  4
          2.000                       1,670               651                  -                 -                202
          2.010                           -                 -                  -                 -                  -
          2.020                       5,295             2,196                 14                 -                471
          2.045                       2,087               114                  -                 -                 37
          2.050                       1,780                89                  -                 -                  -
          2.070                          19               687                  -                 -                 30
          2.095                       1,659               431                  -                 -                  -
          2.100                         216                 -                  -                 -                  -
          2.120                       2,506               184                  -                 -                  7
          2.145                         310                 2                  -                 -                  -
          2.150                       3,408                 -                  -                 -                  -
          2.160                           4                 -                  -                 -                  3
          2.170                          41                 -                  -                18                  8



                              JNL/MCM
                            Enhanced            JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM
                          S&P 500 Stock        Financial          Global         International         JNL 5
                         Index Portfolio    Sector Portfolio   15 Portfolio     Index Portfolio      Portfolio
                        ------------------  ----------------- ----------------  ----------------  ----------------
        M&E CLASS

          1.100                     $ 309                $ -              $ -               $ -               $ -
          1.250                       926                 23            2,036             1,108                 3
          1.350                       294                  3            1,220             1,731               391
          1.400                     1,705                  -            2,251               308                 -
          1.500                       786                 96            2,340               299                 -
          1.550                       170                135              276                32                 -
          1.560                         -                  -                -                 -                 -
          1.575                         -                  -                -                 -                 -
          1.600                     1,030                128            4,464             2,647               525
          1.645                         -                  -               97               551                 -
          1.650                       202                  -            2,016               443                 -
          1.670                     1,258                  6            2,529               360                 -
          1.700                       613                  -            4,534               762               101
          1.720                         -                  -                -                 -                 -
          1.725                         -                  -                -                 -                 -
          1.745                         -                  -              493                 1                66
          1.750                     3,326                 24            4,252             5,136               766
          1.770                       373                  3              951               297               171
          1.795                       279                102            1,944               470                 5
          1.800                       185                455            1,005             3,134                 -
          1.820                         -                  -                -                 -                 -
          1.825                         -                  -                -                 -                 -
          1.845                         -                  -                -                 -                 -
          1.850                     1,236                 46            1,494               892               357
          1.870                         -                  -                -                 -                 -
          1.895                       281                  -              488               141                 -
          1.900                         -                  -            1,042             5,966                 -
          1.910                        19                  -               46               157                 -
          1.920                        33                 69            5,190             1,079                 -
          1.945                       172                  -              168                52                28
          1.950                       254                122            2,484             1,260               223
          1.960                     2,720                 14            4,999             1,409               175
          1.970                       283                126            1,068                87                31
          1.995                         -                  -              389                 -                 -
          2.000                         -                  -            1,182               298             1,531
          2.010                         -                  -                -                 -                 -
          2.020                     1,249                304            3,064             2,386                29
          2.045                       188                  5            2,233               127               228
          2.050                       626                  -            1,835             1,035               540
          2.070                         -                 14               35               347             1,438
          2.095                       131                  -            1,178               253                 -
          2.100                         -                  -              207                 -                30
          2.120                         -                  -            1,553               206                 -
          2.145                         -                  -              310               296                43
          2.150                       311                  -            3,169               241                 -
          2.160                         -                  -                4                 -                17
          2.170                         -                 18               41                 -               628


                                                JNL/MCM
                             JNL/MCM        Pharmaceutical/
                             Nasdaq(R)        Healthcare
                          15 Portfolio      Sector Portfolio
                        ------------------  -----------------
        M&E CLASS

          1.100                       $ -                $ -
          1.250                         2                102
          1.350                     3,393                158
          1.400                         -                195
          1.500                         2                624
          1.550                         -                  -
          1.560                         -                  -
          1.575                         -                  -
          1.600                        15                812
          1.645                         -                  4
          1.650                         -                104
          1.670                         -                173
          1.700                         8                988
          1.720                         -                  -
          1.725                         -                  -
          1.745                         -                  -
          1.750                        37                 35
          1.770                         -                 76
          1.795                         -                253
          1.800                         -                 80
          1.820                         -                  -
          1.825                         -                  -
          1.845                         -                  -
          1.850                         -                371
          1.870                         -                  -
          1.895                         -                  -
          1.900                         -                 73
          1.910                         -                 31
          1.920                         -                 66
          1.945                         -                160
          1.950                         -                537
          1.960                         -                 39
          1.970                         -                143
          1.995                         -                 22
          2.000                         6                333
          2.010                         -                  -
          2.020                         -                377
          2.045                         -                 23
          2.050                        53                  -
          2.070                         -                405
          2.095                         -                 21
          2.100                         -                  -
          2.120                         -                341
          2.145                         -                  -
          2.150                         -                357
          2.160                         -                  -
          2.170                         -                 27

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:



                                JNL/MCM          JNL/MCM             JNL/MCM           JNL/MCM           JNL/MCM
                                  25            Bond Index       Communications   Consumer Brands        Energy
                               Portfolio        Portfolio       Sector Portfolio  Sector Portfolio  Sector Portfolio
                            ---------------- -----------------  ----------------- ----------------- ------------------
        M&E CLASS

          2.195                         332             1,032                  -                45                144
          2.200                          56                30                  -                 -                  7
          2.210                           6                 2                  -                 -                  5
          2.220                         429                 -                  -                 -                  -
          2.245                         579                17                  -                 -                  -
          2.250                         998                 -                  -                 -                  -
          2.270                       3,813             3,690                  -                 -                  -
          2.295                      31,758               432                  -                47                 46
          2.300                         474               684                  -                 -                  3
          2.310                          43                 -                  -                 -                  1
          2.320                       2,957             1,569                 76                 -                369
          2.345                           8                 -                  -                76                 57
          2.350                         443                 -                  -                 -                  -
          2.360                           -                 -                  -                 -                  -
          2.370                         879             4,909                 14               100                156
          2.395                         495                 -                  -                 -                  -
          2.400                         120               160                  -                 -                  -
          2.410                         247                 -                  -                 -                  -
          2.420                         488                 -                  -                 -                  3
          2.445                           -                 -                  -                 -                  -
          2.450                         570                 -                  -                53                 17
          2.460                          58                13                  -                 -                  -
          2.470                          32             1,100                  -                 -                  -
          2.495                         601               584                  -                 -                  -
          2.500                          54                 -                  -                 -                  -
          2.510                         688                 -                  -                 -                  -
          2.545                         607                 -                  -                 -                  -
          2.560                           2                 -                  -                 -                 46
          2.570                         481               596                  -                 -                 72
          2.595                         199                 -                  -                 -                186
          2.620                           -                 -                  -                 -                 13
          2.645                       2,520                 -                  -                 -                114
          2.650                           -               308                  -                 -                  -
          2.670                         469                 -                  -                 -                  -
          2.695                           -                 -                  -                 -                  -
          2.700                           -                 -                  -                 -                  -
          2.720                         446               204                  -                 -                  -
          2.745                           -                 -                  -                 -                  -
          2.750                          11                 -                  -                 -                  -
          2.760                          14                 -                  -                 -                 11
          2.800                           -                14                  -                 -                  -
          2.810                           -                 -                  -                 -                  -
          2.820                          57                97                  -                 -                  -
          2.850                          33                 -                  -                 -                  -
          2.870                           -                 -                  -                 -                  4
          2.920                           1                 -                  -                 -                  -
          2.945                           -                 -                  -                 -                  -



                                 JNL/MCM
                               Enhanced            JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM
                             S&P 500 Stock        Financial          Global         International         JNL 5
                            Index Portfolio    Sector Portfolio   15 Portfolio     Index Portfolio      Portfolio
                           ------------------  ----------------- ----------------  ----------------  ----------------
        M&E CLASS

          2.195                            -                 46               87             1,090                51
          2.200                            -                  -               57                54                23
          2.210                            -                  -                8                25                 2
          2.220                          770                  -              430                 4                 -
          2.245                          236                  -              540                 -               204
          2.250                          109                 12            1,016             1,022                28
          2.270                        1,469                  -            3,307             3,383                45
          2.295                          182                 20            1,423               463                 -
          2.300                        2,170                  -              316               930                 -
          2.310                            -                  -               51               295                 4
          2.320                          193                837              356             2,599                 -
          2.345                            -                  -               18                 -                68
          2.350                            -                  -              411                 -                 -
          2.360                            -                  -                -                 -                 -
          2.370                          294                722              985             4,134                 -
          2.395                           25                  -              692                17                 -
          2.400                          353                  -              124               771                 -
          2.410                            -                  -                -                 -                 -
          2.420                            -                  -              497                 -                70
          2.445                           24                  -                -                 -               202
          2.450                          525                  -              350               202                 -
          2.460                            -                  -               58                 -                 -
          2.470                          123                 13              258             1,037               326
          2.495                          210                  -              586                 -                 -
          2.500                            -                  -               53                 -                 -
          2.510                            -                  -                -                 -                 -
          2.545                            -                  -              971               475                 -
          2.560                            -                  -                2               314                78
          2.570                            -                 55              348               429                 -
          2.595                            -                  -              102               196                20
          2.620                            -                 13                -                 -                 -
          2.645                            -                  -            1,107               105                 -
          2.650                           64                  -                -                 -                 -
          2.670                            -                  -            1,052                 -                 -
          2.695                            -                  -                -                 -               229
          2.700                            -                  -                -                 -                 -
          2.720                            -                  -               22               210                 -
          2.745                            -                  -                -                 -                 -
          2.750                            -                  -               11                 -                 -
          2.760                            -                 11               14                50                 -
          2.800                           34                  -                -                42                46
          2.810                            -                  -                -                 -                 -
          2.820                            -                  -               59                42                 -
          2.850                            -                  -               29                 6                 -
          2.870                            -                  4                -                 -                 -
          2.920                            -                  -                -                 -                 -
          2.945                            -                  -                -                 -                 -



                                                 JNL/MCM
                              JNL/MCM        Pharmaceutical/
                              Nasdaq(R)        Healthcare
                           15 Portfolio      Sector Portfolio
                         ------------------  -----------------
        M&E CLASS

          2.195                          -                 66
          2.200                          -                  5
          2.210                          -                  5
          2.220                          -                 36
          2.245                          -                  -
          2.250                          -                  -
          2.270                          -                202
          2.295                          -                410
          2.300                          -                144
          2.310                          -                  1
          2.320                          -                755
          2.345                          1                  -
          2.350                          -                  -
          2.360                          -                  -
          2.370                          -                242
          2.395                          -                  -
          2.400                          -                  -
          2.410                          -                  -
          2.420                          -                  5
          2.445                          -                  -
          2.450                          -                 51
          2.460                          -                  -
          2.470                          -                177
          2.495                          -                  -
          2.500                          -                  -
          2.510                          -                  -
          2.545                          -                  -
          2.560                          -                 23
          2.570                          -                 68
          2.595                          -                178
          2.620                          -                 13
          2.645                          -                  -
          2.650                          -                  -
          2.670                          -                  -
          2.695                          -                  -
          2.700                          -                  -
          2.720                          -                  -
          2.745                          -                  -
          2.750                          -                  -
          2.760                          -                 11
          2.800                          -                  -
          2.810                          -                  -
          2.820                          -                  -
          2.850                          -                 27
          2.870                          -                  4
          2.920                          -                  -
          2.945                          -                  -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM
                                  25            Bond Index       Communications   Consumer Brands        Energy
                               Portfolio        Portfolio       Sector Portfolio  Sector Portfolio  Sector Portfolio
                            ---------------- -----------------  ----------------- ----------------- ------------------
        M&E CLASS

          2.950                           -                 -                  -                 -                  -
          2.995                           -                 -                  -                 -                  -
          3.050                         102                 -                  -                 -                  -
          3.060                           -                 -                  -                 -                  -
          3.095                           -                 -                  -                 -                  -
          3.100                          64                 -                  -                97                 28
          3.120                          82                 -                  -                 -                  -
          3.145                           -                 -                  -                 -                  -
          3.150                          77                 -                  -                 -                  -
          3.170                       1,378                 -                  -                 -                 14
          3.195                           -                28                  -                 -                  -
          3.200                           -                 -                  -                 -                  -
          3.220                           -                 -                  -                 -                  -
          3.245                           -                 -                  -                 -                  -
          3.250                           -                 -                  -                 -                  -
          3.270                           -                 -                  -                 -                  -
          3.300                         175                 -                  -                 -                  -
          3.370                           -                 -                  -                 -                 59
          3.400                         108                 -                  -                 -                  -
          3.420                           -                 -                  -                 -                  -
          3.445                          73                 4                  -                 -                  -
          3.470                         150                 -                  -                 -                  -
          3.520                         134                 -                  -                 -                  -
          3.595                           -                 -                  -                90                  -
          3.600                           -                 -                  -                 -                  -
          3.620                           -               395                  -                 -                  -
          3.645                       1,992                 -                  -                 -                  -
          3.670                       1,295                 -                  -                 -                 36
          3.720                           2                 -                  -                 -                  -
          3.820                           -                 8                  -                 -                  -
          4.000                           -                 -                  -                 -                  -

       PERSPECTIVE
  Standard Benefit                    4,122             1,557                401                27                775
  Contract Enhancement
         Benefit                      1,327             1,443                488                 -                607
                            ---------------- -----------------  ----------------- ----------------- ------------------

          Total                   $ 244,174          $ 38,136            $ 2,682           $ 2,334            $ 6,737
                            ================ =================  ================= ================= ==================



                                 JNL/MCM
                                Enhanced            JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM
                              S&P 500 Stock        Financial          Global         International         JNL 5
                             Index Portfolio    Sector Portfolio   15 Portfolio     Index Portfolio      Portfolio
                            ------------------  ----------------- ----------------  ----------------  ----------------
        M&E CLASS

          2.950                             -                  -                -                 -                18
          2.995                             -                  -                -                 -                 -
          3.050                             -                  -              101                 -                 -
          3.060                             -                  -                -                 -                 -
          3.095                             -                  -                -                 -                 -
          3.100                             -                  5               72                 -                 -
          3.120                             -                  -               81                 -                 -
          3.145                             -                  -                -                 -                 -
          3.150                             -                  -               74                 -                 -
          3.170                            35                  -              171                22                 -
          3.195                             -                  -                -                28                 -
          3.200                             -                  -                -               273                 -
          3.220                            21                  -               20                 -                 -
          3.245                             -                  -               96                 -                 -
          3.250                             -                  -                -                39                 -
          3.270                             -                  -                -                 -                 -
          3.300                             -                  -              180                 -                 -
          3.370                             -                  -                -                23                 -
          3.400                             -                  -              107                 -                 -
          3.420                             -                  -                -                 -                 -
          3.445                             -                  -                -                 4                 -
          3.470                             -                  -              149                 -                 -
          3.520                            78                  -              111                36                 -
          3.595                             -                  -                -                 -                 -
          3.600                             -                  -                -               162                 -
          3.620                             -                  -                -               298                 -
          3.645                             -                  -               14                 -                 -
          3.670                             -                  -                -                 -                 -
          3.720                             -                  -                3                 -                 -
          3.820                             -                  -                -                 8                 -
          4.000                             -                  -                -                 -                 -

       PERSPECTIVE
  Standard Benefit                      2,871                253            3,733             2,251               159
  Contract Enhancement
         Benefit                        3,594                182            2,491             2,814               120
                            ------------------  ----------------- ----------------  ----------------  ----------------

          Total                      $ 32,339            $ 3,866         $ 85,330          $ 57,364           $ 9,019
                            ==================  ================= ================  ================  ================



                                                    JNL/MCM
                                 JNL/MCM        Pharmaceutical/
                                 Nasdaq(R)        Healthcare
                              15 Portfolio      Sector Portfolio
                            ------------------  -----------------
        M&E CLASS

          2.950                             -                  -
          2.995                             -                  -
          3.050                             -                  -
          3.060                             -                  -
          3.095                             -                  -
          3.100                             -                 50
          3.120                             -                  -
          3.145                             -                  -
          3.150                             -                  -
          3.170                             -                 13
          3.195                             -                  -
          3.200                             -                  -
          3.220                             -                  -
          3.245                             -                  -
          3.250                             -                  -
          3.270                             -                  -
          3.300                             -                  -
          3.370                             -                 54
          3.400                             -                  -
          3.420                             -                  -
          3.445                             -                  -
          3.470                             -                  -
          3.520                             -                  -
          3.595                             -                  -
          3.600                             -                  -
          3.620                             -                  7
          3.645                             -                  -
          3.670                             -                  -
          3.720                             -                  -
          3.820                             -                  -
          4.000                             -                  -

       PERSPECTIVE
  Standard Benefit                          4                465
  Contract Enhancement
         Benefit                            -                732
                            ------------------  -----------------

          Total                       $ 3,521           $ 10,674
                            ==================  =================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:



                                JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM            JNL/MCM
                            S&P 400 MidCap         S&P 500         Select Small        Small Cap         Technology
                            Index Portfolio    Index Portfolio    Cap Portfolio     Index Portfolio    Sector Portfolio
                           ------------------ ------------------------------------  -----------------  ----------------
       M&E CLASS

         1.100                           $ -              $ 123               $ -                $ -               $ -
         1.250                         3,972              3,141             3,800              2,316                67
         1.350                         1,747              3,836             1,095              1,747                38
         1.400                         1,848              4,973             7,507              1,654                 -
         1.500                         1,039              2,954               773                452                63
         1.550                            39                272               193                  7                 -
         1.560                             -                  -                 -                  -                 -
         1.575                             -                  -                 -                  -                 -
         1.600                         6,062             10,050             2,924              5,082               330
         1.645                         1,017              1,703                88              1,030                 6
         1.650                           518                577             1,920                543                17
         1.670                         1,911              2,097             3,163                993               380
         1.700                         2,137              2,789             3,781              1,602                 2
         1.720                             -                  -                 -                  -                 -
         1.725                             -                  -                 -                  -                 -
         1.745                             -                 19               315                  3                 6
         1.750                         7,031             11,205             3,507              6,704                 -
         1.770                           358              1,120               363                260                 4
         1.795                         3,233              9,161            13,982              3,992                 -
         1.800                           857              2,497               364                737                18
         1.820                             -              4,018                 -                  -                 -
         1.825                             -                  -                 -                  -                 -
         1.845                             -                  -                 -                  -                 -
         1.850                         1,034              2,797             1,262              1,244               680
         1.870                             -                  -                 -                  -                 -
         1.895                             -                  -               428                116                 -
         1.900                         6,501              7,592               819              6,226                99
         1.910                            51                344                21                 51                30
         1.920                         1,685              2,329            15,423              1,042               329
         1.945                           519                765               155                273                 -
         1.950                         2,416              3,587             2,346              2,158               446
         1.960                        13,358             17,756            31,260             13,504                 -
         1.970                           205                156             1,067                182                21
         1.995                             -                  -               435                  -                 -
         2.000                         1,856              2,014               961                365                13
         2.010                             -                  -                 -                  -                 -
         2.020                         2,092              4,294             1,799              1,720                53
         2.045                           124              3,113             2,123                214                 8
         2.050                         1,484              1,660             1,556              1,556                 -
         2.070                           875                907                10                488                31
         2.095                           292              1,012             1,342                294                 -
         2.100                             -                  -               203                  -                 -
         2.120                           547                930             1,520                291                 6
         2.145                           264              4,024                95                269                 -
         2.150                           627                839             3,992                 88                 -
         2.160                             -                  4                 5                  -                 -
         2.170                             -                  -                15                  -                 9



                                JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM         JNL/Oppenheimer
                              The Dow SM           The S&P(R)        Value Line(R)         VIP            Global Growth
                             10 Portfolio        10 Portfolio       25 Portfolio        Portfolio           Portfolio
                           ------------------  -----------------  -----------------  ----------------- ---------------------
       M&E CLASS

         1.100                           $ -                $ -                $ -                $ -                 $ 251
         1.250                         1,143              1,218                  -                  4                 1,213
         1.350                         1,387              1,296              3,357                 28                   127
         1.400                        14,625             14,995              1,293                  -                 1,739
         1.500                         2,497              2,202                  2                  -                 1,124
         1.550                           699                200                  -                  -                    63
         1.560                             -                  -                  -                  -                     -
         1.575                             -                  -                  -                  -                     -
         1.600                         5,885              4,607                160                 29                 1,083
         1.645                           100                 94                  -                  -                    76
         1.650                         1,840              1,911                  -                  -                   180
         1.670                         4,309              5,038                393                 26                 2,684
         1.700                         6,219              3,430                264                  -                   371
         1.720                             -                  -                  -                  -                     -
         1.725                             -                  -                  -                  -                     -
         1.745                           460                476                  -                  1                   277
         1.750                         4,428              4,577                139                 10                 1,306
         1.770                           625                767                  6                  -                   236
         1.795                        26,270             39,153              3,172                  -                 3,168
         1.800                         2,638              1,071                  -                  -                   149
         1.820                             -                  -                  -                  -                   288
         1.825                             -                  -                  -                  -                     -
         1.845                             -                  -                  -                  -                     -
         1.850                         1,678              1,692                 16                  -                 1,621
         1.870                             -                  -                  -                  -                     -
         1.895                           433                457                  -                  -                     -
         1.900                           917                810                  -                  -                    97
         1.910                            41                 35                  -                143                    58
         1.920                        23,906             36,558              3,928                  -                   922
         1.945                           994                621                165                  -                   182
         1.950                         3,455              2,396                 23                  -                   350
         1.960                        69,511             81,539              7,402                  -                 2,434
         1.970                         1,647                965                129                 19                    79
         1.995                           161                167                  -                  -                     -
         2.000                         1,793              1,002                132                  2                   252
         2.010                             -                  -                  -                  -                     -
         2.020                         5,004              5,987                846                  -                 1,121
         2.045                         3,892              2,103                179                  -                   155
         2.050                         1,885              1,333                188                  -                   326
         2.070                            39                 36                228                 66                    25
         2.095                         1,577              1,606                 31                  -                   276
         2.100                           199                208                  -                  -                     -
         2.120                         1,831              1,361                  -                  -                   592
         2.145                            32                 32                  -                  -                   180
         2.150                         3,272              2,926                  -                  -                   216
         2.160                             4                  4                 27                 17                    17
         2.170                             -                  -                 39                  -                    18


                              JNL/Oppenheimer       JNL/PIMCO
                                  Growth          Total Return
                                Portfolio        Bond Portfolio
                           --------------------  ----------------
       M&E CLASS

         1.100                             $ -             $ 636
         1.250                             273             4,453
         1.350                             458             1,522
         1.400                           1,045             6,992
         1.500                             832             2,704
         1.550                               -               178
         1.560                               -                 -
         1.575                               -                 -
         1.600                             373             1,920
         1.645                              30               858
         1.650                               -             1,253
         1.670                             268             5,581
         1.700                             192             3,344
         1.720                               -                 -
         1.725                               -                 -
         1.745                               1                53
         1.750                           1,188             2,229
         1.770                              42             1,076
         1.795                             382            12,710
         1.800                               -             6,700
         1.820                             207             1,825
         1.825                               -                 -
         1.845                               -                 -
         1.850                             399             3,401
         1.870                               -                 -
         1.895                               -                 5
         1.900                             203               235
         1.910                               -                69
         1.920                             740             6,434
         1.945                              69             1,667
         1.950                             174               379
         1.960                             401            15,638
         1.970                               -             2,757
         1.995                             154               250
         2.000                             152             1,005
         2.010                               -                 -
         2.020                             116             3,448
         2.045                               -               226
         2.050                               6               834
         2.070                               -               740
         2.095                             141             1,792
         2.100                               -                 -
         2.120                               -                14
         2.145                             148             8,301
         2.150                               -             2,647
         2.160                               -                 -
         2.170                               -                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:



                                JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM            JNL/MCM
                            S&P 400 MidCap         S&P 500         Select Small        Small Cap         Technology
                            Index Portfolio    Index Portfolio    Cap Portfolio     Index Portfolio    Sector Portfolio
                           ------------------ ------------------------------------  -----------------  ----------------
       M&E CLASS

         2.195                         1,024              2,108                23              1,034                42
         2.200                            38                100                58                 36                 -
         2.210                             8                 40                 3                  8                 5
         2.220                             -                455               415                  -                 -
         2.245                            48                  -               611                  -                 -
         2.250                         1,211              1,373               845              1,043                63
         2.270                         6,361              9,945             2,868              4,922                 -
         2.295                        18,083                452               619              9,405                 -
         2.300                         2,605              4,603               843              1,666                 -
         2.310                           288                659                 1                112                 1
         2.320                         4,460              3,113               193              3,652               746
         2.345                             -                155                 8                  -                 -
         2.350                             -                  -               376                  -                 -
         2.360                             -                  -                 -                  -                 -
         2.370                         5,452              5,510               436              4,615                 1
         2.395                            17                229               499                 17                 -
         2.400                           761              1,065               128                775               304
         2.410                             -                  -                 -                  -                 -
         2.420                             -                  3               483                  -                 -
         2.445                             -                  -                 -                  -                 -
         2.450                         3,495                551               927              2,639                10
         2.460                            13                 13                 -                 13                 -
         2.470                         1,034              1,593                 -              1,428               230
         2.495                             -                  -                 -                  -                 -
         2.500                             -                  -                52                  -                 -
         2.510                             -                  -                 -                  -                 -
         2.545                           472                939               946                469                 -
         2.560                           323                347                 2                325                 -
         2.570                           781              1,332               412                546                73
         2.595                           268                474                 -                134                 -
         2.620                             -                  -                11                  -                13
         2.645                           907                103               993                509                 -
         2.650                           527                118               388                169                 -
         2.670                             -                  -               334                  -                 -
         2.695                             -                  -                 -                  -                 -
         2.700                             -                  -                 -                  -                 -
         2.720                           209                207                22                228                 -
         2.745                             -                  -                 -                  -                 -
         2.750                             -                  -                11                  -                 -
         2.760                            19                 55                 8                 14                 -
         2.800                           596                687               193                620                 -
         2.810                             -                  -                 -                  -                 -
         2.820                            41                 41                 -                 41                 -
         2.850                            35                 42                27                  4                 -
         2.870                             -                  -                 -                  -                 4
         2.920                             -                  -                 -                  -                 -
         2.945                             -                  -                 -                  -                 -



                               JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM         JNL/Oppenheimer
                             The Dow SM           The S&P(R)        Value Line(R)         VIP            Global Growth
                            10 Portfolio        10 Portfolio       25 Portfolio        Portfolio           Portfolio
                          ------------------  -----------------  -----------------  ----------------- ---------------------
       M&E CLASS

         2.195                          915                 26                136                  -                   316
         2.200                           57                 58                 21                 23                     -
         2.210                            7                  5                  2                 23                     -
         2.220                          641                427                  -                  -                   231
         2.245                          514                550                145                  -                    36
         2.250                        1,279              1,231                 12                  -                   112
         2.270                        3,325              3,460                416                  -                   776
         2.295                        1,271             31,551                  -                  -                   710
         2.300                        2,095              1,763                  -                  -                 1,620
         2.310                          208                  1                 42                  3                    24
         2.320                          290              3,209                  -                  -                   140
         2.345                            9                  9                 81                  -                    20
         2.350                          399                397                  -                  -                     -
         2.360                            -                  -                  -                  -                     -
         2.370                          540                589                 83                 78                 1,586
         2.395                          644                678                  -                  -                   180
         2.400                          425                125                  -                  -                   332
         2.410                            -                  -                  -                  -                     -
         2.420                          484                487                  -                  -                   145
         2.445                            -                  -                  -                  -                     -
         2.450                        6,001              5,855                  -                  -                 1,213
         2.460                           57                 58                  -                  -                     -
         2.470                          557                134                  5                  -                     -
         2.495                          565                581                  -                  -                     -
         2.500                           53                 53                  -                  -                     -
         2.510                            -                  -                  -                  -                     -
         2.545                          902                175                  -                  -                     -
         2.560                            2                  2                331                  2                   105
         2.570                          280                433                  -                  -                    88
         2.595                          217                346                 20                  -                     -
         2.620                            -                  -                  -                  -                     -
         2.645                          964              2,444                  -                  -                   171
         2.650                            -                  -                  -                  -                     8
         2.670                          142                151                  -                  -                     -
         2.695                            -                  -                  -                  -                     -
         2.700                            -                  -                  -                  -                     -
         2.720                          357                381                 21                  -                     -
         2.745                            -                  -                  -                  -                     -
         2.750                           10                 11                  -                  -                     -
         2.760                           14                 11                  -                 44                     -
         2.800                            -                  -                  -                  -                    28
         2.810                            -                  -                  -                  -                     -
         2.820                           57                 58                  -                  -                     -
         2.850                           61                 10                  -                  -                     -
         2.870                            -                  -                  -                  -                     -
         2.920                            -                  -                  -                  -                     -
         2.945                            -                  -                  -                  -                     -



                        JNL/Oppenheimer       JNL/PIMCO
                            Growth          Total Return
                          Portfolio        Bond Portfolio
                      -------------------  ----------------
       M&E CLASS

         2.195                         1               738
         2.200                         -                23
         2.210                         -                53
         2.220                       145               721
         2.245                         -             4,310
         2.250                         -                24
         2.270                     1,007             4,723
         2.295                        68             1,004
         2.300                       348            14,723
         2.310                         -                 -
         2.320                        87             1,946
         2.345                         -               345
         2.350                         -                 -
         2.360                         -                 -
         2.370                         -             3,942
         2.395                         -                 -
         2.400                         -                 -
         2.410                         -                 -
         2.420                         -               279
         2.445                         -               320
         2.450                       404             7,685
         2.460                         -                 -
         2.470                       452               273
         2.495                         -               212
         2.500                         -               108
         2.510                         -                 -
         2.545                         -                 -
         2.560                         -                99
         2.570                         -               836
         2.595                         -                 -
         2.620                         -                49
         2.645                         -                 -
         2.650                         -             1,388
         2.670                         -                 -
         2.695                         -                 -
         2.700                         -                 -
         2.720                         -               245
         2.745                         -                 -
         2.750                         -                 -
         2.760                         -                 -
         2.800                         7             1,862
         2.810                         -                 -
         2.820                         -                 -
         2.850                         -                 -
         2.870                         -                 8
         2.920                        63                29
         2.945                        97                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM            JNL/MCM
                            S&P 400 MidCap         S&P 500         Select Small        Small Cap         Technology
                            Index Portfolio    Index Portfolio    Cap Portfolio     Index Portfolio    Sector Portfolio
                           ------------------ ------------------------------------  -----------------  ----------------
       M&E CLASS

         2.950                             -                  -                 -                  -                 -
         2.995                             -                  -                 -                  -                 -
         3.050                             -                  -               100                  -                 -
         3.060                             -                  -                 -                  -                 -
         3.095                             -                  -                 -                  -                 -
         3.100                             -                  -                96                  -                 4
         3.120                             -                  -                 -                  -                 -
         3.145                             -                  -                 -                  -                 -
         3.150                             -                  -                74                  -                 -
         3.170                             -                107               539                  -                 -
         3.195                            27                 28                 -                  -                 -
         3.200                           275                277                 -                274                 -
         3.220                             -                  -                 -                  -                 -
         3.245                             -                  -                94                  -                 -
         3.250                            39                 39                 -                 39                 -
         3.270                             -                  -                 -                  -                 -
         3.300                             -                  -               169                  -                 -
         3.370                            22                 23                 -                 22                 -
         3.400                             -                  -               106                  -                 -
         3.420                             -                  -                 -                  -                 -
         3.445                             4                  4                71                  4                 -
         3.470                             -                  -               147                  -                 -
         3.520                           682                207                42                651                 -
         3.595                             -                183                 -                  -                 -
         3.600                           161                160                 -                162                 -
         3.620                           391                409                 -                388                 -
         3.645                         1,105                  -                14                553                 -
         3.670                           870                  -                 -                513                 -
         3.720                             -                  -                 2                  -                 -
         3.820                             8                  7                 -                  7                 -
         4.000                             -                  -                 -                  -                 -

      PERSPECTIVE
  Standard Benefit                     3,764              9,948             2,095              8,901                59
  Contract Enhancement
        Benefit                        5,214              9,571               835              4,759               245
                           ------------------ ------------------ -----------------  -----------------  ----------------

          Total                    $ 127,337          $ 171,933         $ 127,731          $ 107,900           $ 4,456
                           ================== ================== =================  =================  ================


                                JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM         JNL/Oppenheimer
                              The Dow SM           The S&P(R)        Value Line(R)         VIP            Global Growth
                             10 Portfolio        10 Portfolio       25 Portfolio        Portfolio           Portfolio
                           ------------------  -----------------  -----------------  ----------------- ---------------------
       M&E CLASS

         2.950                             -                  -                  -                  -                     -
         2.995                             -                  -                  -                  -                     -
         3.050                            99                 99                  -                  -                     -
         3.060                             -                  -                  -                  -                     -
         3.095                             -                  -                  -                  -                     -
         3.100                           154                  -                  -                  -                    11
         3.120                             -                 80                  -                  -                    13
         3.145                             -                  -                  -                  -                     -
         3.150                            75                 75                  -                  -                     -
         3.170                           892              1,801                  -                  -                     -
         3.195                             -                  -                  -                  -                     -
         3.200                             -                  -                  -                  -                     -
         3.220                            20                  -                  -                  -                     -
         3.245                             -                  -                  -                  -                     -
         3.250                             -                  -                  -                  -                     -
         3.270                             -                  -                  -                  -                     -
         3.300                           177                171                  -                  -                    35
         3.370                             -                110                  -                  -                     -
         3.400                           105                107                  -                  -                     -
         3.420                             -                  -                  -                  -                     -
         3.445                             -                  -                  -                  -                     -
         3.470                           147                147                  -                  -                     -
         3.520                            86                159                  -                  -                     -
         3.595                             -                  -                  -                  -                     -
         3.600                             -                  -                  -                  -                     -
         3.620                             -                  -                  -                  -                     -
         3.645                            14              1,947                  -                  -                     -
         3.670                             -              1,264                  -                  -                     -
         3.720                             3                  1                  -                  -                     -
         3.820                             -                  -                  -                  -                     -
         4.000                             -                 37                  -                  -                     -

      PERSPECTIVE
  Standard Benefit                     4,062              4,589                155                  6                14,745
  Contract Enhancement
        Benefit                        3,510              1,424                417                  -                15,352
                           ------------------  -----------------  -----------------  ----------------- ---------------------

          Total                    $ 228,082          $ 290,153           $ 24,006              $ 524              $ 61,253
                           ==================  =================  =================  ================= =====================


                            JNL/Oppenheimer        JNL/PIMCO
                                 Growth          Total Return
                               Portfolio        Bond Portfolio
                           -------------------  ----------------
       M&E CLASS

         2.950                              -                 -
         2.995                              -                 -
         3.050                              -                 -
         3.060                              -                 -
         3.095                              -                 -
         3.100                              -                35
         3.120                              -                 -
         3.145                              -                 -
         3.150                              -                 -
         3.170                              -                 -
         3.195                              -                28
         3.200                              -                 -
         3.220                              -                 -
         3.245                              -                 -
         3.250                              -                 -
         3.270                              -                 -
         3.300                              -                 -
         3.370                              -               112
         3.400                              -                 -
         3.420                              -                 -
         3.445                              -                74
         3.470                              -                 -
         3.520                              -                 -
         3.595                              -                 -
         3.600                              -                 -
         3.620                              -               332
         3.645                              -                 -
         3.670                              -                 -
         3.720                              -                 -
         3.820                              -                 -
         4.000                              -                18

      PERSPECTIVE
  Standard Benefit                      2,417            35,188
  Contract Enhancement
        Benefit                         5,602            29,167
                           -------------------  ----------------

          Total                      $ 18,692         $ 214,775
                           ===================  ================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:



                              JNL/PPM           JNL/Putnam        JNL/Putnam        JNL/Putnam       JNL/Putnam
                         America High Yield       Equity       International      Midcap Growth     Value Equity
                           Bond Portfolio       Portfolio     Equity Portfolio      Portfolio         Portfolio
                         ------------------- ---------------- -----------------  ----------------- ----------------
       M&E CLASS

         1.100                        $ 105              $ -               $ -                $ -              $ -
         1.250                        1,100              105               257                802              697
         1.350                          109                -                 -                  -              224
         1.400                        6,892              691               804              1,590            2,607
         1.500                          818               76               323                158              601
         1.550                           32                -                 -                  -                -
         1.560                            -                -                 -                  -                -
         1.575                            -                -                 -                  -                -
         1.600                          777                9                63                  -               22
         1.645                           89                -                 -                  -                -
         1.650                          115                -                 -                 12              136
         1.670                        1,775                -               189                  -              862
         1.700                        1,216                -                 -                 69              519
         1.720                            -                -                 -                  -                -
         1.725                            -                -                 -                  -                -
         1.745                           99                -                 -                  -                -
         1.750                        2,908              488               170              2,990              405
         1.770                          231                -                40                  5                5
         1.795                        9,330                -               159                307            2,000
         1.800                          619                -               368                150              142
         1.820                        2,268                -                 -                  -              245
         1.825                            -                -                 -                  -                -
         1.845                            -                -                 -                  -                -
         1.850                          734                -               184                123              613
         1.870                            -                -                 -                  -                -
         1.895                            3                -                 -                  -                -
         1.900                            -                -                91                 45                -
         1.910                            -                -                 -                  -                -
         1.920                        4,756              426               296                490              820
         1.945                        2,693                -                 -                  -              112
         1.950                          106               43                 -                 33               23
         1.960                       16,327               43             1,353                616              530
         1.970                          973                -                 -                244              403
         1.995                           56                -                 -                  -                -
         2.000                          232                4               206                 56              729
         2.010                            -                -                 -                  -                -
         2.020                          895                -               189                  8              406
         2.045                           75                -                 -                  -              104
         2.050                          756                -               411                  -                -
         2.070                            9                -                14                  -                -
         2.095                        1,395              408               103                  -              128
         2.100                            -                -                 -                  -                -
         2.120                           15                -                 -                  -                9
         2.145                        2,992                -                34                 47                -
         2.150                        1,038                -               924                  -              804
         2.160                            -                -                 7                  2                -
         2.170                            -                -                 -                  -                -



                                                                               JNL/S&P Equity
                        JNL/S&P Core       JNL/S&P Core     JNL/S&P Core        Aggressive       JNL/S&P Equity
                          Index 50           Index 75         Index 100           Growth             Growth
                          Portfolio          Portfolio        Portfolio         Portfolio I        Portfolio I
                      ------------------  ---------------- ----------------  ------------------ ------------------
       M&E CLASS

         1.100                      $ -               $ -              $ -                 $ -                $ -
         1.250                    1,400                14              446                 805              2,338
         1.350                      291                16               50                   1                 39
         1.400                        -                60               76                 406              1,896
         1.500                      553                 -                -                 110                530
         1.550                        -                 -               62                  33                 39
         1.560                        -                 -                -                   -                  -
         1.575                        -                 -                -                   -                  -
         1.600                      556                87              464                 852              9,068
         1.645                        -                 -               21                   -                  -
         1.650                       64               116                -                   4                152
         1.670                       15                53            1,916               1,619              4,913
         1.700                      297                23            1,344               1,192              2,761
         1.720                        -                 -                -                   -                  -
         1.725                        -                 -                -                   -                  -
         1.745                        -                 -               13                   -                  -
         1.750                      693                 -              726                   -              2,119
         1.770                        1             1,367              145                  10                307
         1.795                       44               162            1,109                 100             38,179
         1.800                      472               475              544                   -              3,624
         1.820                      159                 -              295                   -                229
         1.825                        -                 -                -                   -                  -
         1.845                        -                 -                -                   -                  -
         1.850                      362                 -               16                 559              1,269
         1.870                        -                 -                -                   -                  -
         1.895                        -                 -                -                   -                  -
         1.900                        -                 -                -                   -                105
         1.910                        -                 -                -                   -                  -
         1.920                      120                 -            1,575               1,238             31,813
         1.945                        -                 -              133                   -                 51
         1.950                    1,479             1,027                -                   -              1,717
         1.960                      160                50                -               4,365             99,568
         1.970                        -                 -              138                  30                329
         1.995                        -                 -                -                   -                115
         2.000                        -                 -            1,580                   -                  -
         2.010                        -                 -                -                   -                  -
         2.020                        4               196              241               1,856              2,926
         2.045                        -                 -                -                   -                 41
         2.050                      185                 -               78                  52                339
         2.070                        -                 -                -                  13                 35
         2.095                        -                 -                -                   -                289
         2.100                        -                 -                -                   -                  -
         2.120                        -                 -            1,446                   -              1,704
         2.145                        -                 -                -                   -                  -
         2.150                        -                 -               43                   -                 37
         2.160                        -                 -                -                   -                  -
         2.170                        -                 -                -                   -                  -



                         JNL/S&P           JNL/S&P
                        Managed            Managed
                       Aggressive       Conservative
                    Growth Portfolio      Portfolio
                    -----------------  ----------------
       M&E CLASS

         1.100                   $ -               $ -
         1.250                 3,854                 -
         1.350                 2,058                74
         1.400                 9,598                 -
         1.500                 6,332                 3
         1.550                    64                24
         1.560                     -                 -
         1.575                     -                 -
         1.600                 9,501                 -
         1.645                     4                 -
         1.650                   658                 -
         1.670                21,335                 -
         1.700                11,045               144
         1.720                     -                 -
         1.725                     -                 -
         1.745                    79                26
         1.750                 4,469               351
         1.770                 4,185                15
         1.795                20,006                 9
         1.800                 1,766                 -
         1.820                   880                 -
         1.825                     -                 -
         1.845                     -                 -
         1.850                 6,780                 -
         1.870                     -                 -
         1.895                     -                 -
         1.900                   224                 -
         1.910                     -                 -
         1.920                32,640                 -
         1.945                   198               121
         1.950                 6,929                 -
         1.960                39,383               269
         1.970                   769               130
         1.995                    60                 -
         2.000                 8,224               150
         2.010                     -                 -
         2.020                 8,919               239
         2.045                    54                47
         2.050                   568                 -
         2.070                    95                 6
         2.095                 2,348                 -
         2.100                     -                 -
         2.120                 2,514                 -
         2.145                   958                 -
         2.150                 2,361                 -
         2.160                     -                 -
         2.170                   425                 -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                              JNL/PPM           JNL/Putnam        JNL/Putnam        JNL/Putnam       JNL/Putnam
                         America High Yield       Equity       International      Midcap Growth     Value Equity
                           Bond Portfolio       Portfolio     Equity Portfolio      Portfolio         Portfolio
                         ------------------- ---------------- -----------------  ----------------- ----------------
       M&E CLASS

         2.195                           31                -                 -                  1                -
         2.200                            -                -                 -                  -                -
         2.210                            -                -                 -                  -                -
         2.220                          309                -               114                  -                -
         2.245                          356                -                 -                  -                -
         2.250                           46                -                 -                  -                -
         2.270                           45               79                20                  -               79
         2.295                          171               33                 -                 31              263
         2.300                        5,923              217               558                634            1,018
         2.310                            -                -                 -                  -                -
         2.320                          132                -                 -                 45               86
         2.345                        2,742                -                 -                  -                -
         2.350                          705                -                 -                  -                -
         2.360                            -                -                 -                  -                -
         2.370                          430                -               342                  -              448
         2.395                            -                -                 -                107                -
         2.400                          151                -                 -                  -                -
         2.410                            -                -                 -                  -                -
         2.420                            -                -                 -                  -                -
         2.445                            -                -                24                  -                -
         2.450                       12,749                -                 -                  -                -
         2.460                            -                -                 -                  -                -
         2.470                          169                -                 -                  -                -
         2.495                            -                -                 -                  -                -
         2.500                            -                -                 -                145              122
         2.510                            -                -                 -                  -                -
         2.545                            -                -                 -                  -                -
         2.560                            -                -                46                  -                -
         2.570                            3                -                11                  -                -
         2.595                            -                -                 -                  -                -
         2.620                            -                -                 1                  -                -
         2.645                            -                -                 -                  -                -
         2.650                          574                -               168                104                -
         2.670                            -                -                 -                  -                -
         2.695                            -                -                 -                  -                -
         2.700                            -                -                 -                  -                -
         2.720                            -                -                 2                  -                3
         2.745                            -                -                 -                  -                -
         2.750                            -                -                 -                  -                -
         2.760                            -                -                 -                  -                -
         2.800                          486                -               415                753              579
         2.810                            -                -                 -                  -                -
         2.820                            -                -                 -                  -                -
         2.850                           28                -                 -                  -                -
         2.870                            -                -                 4                  -                -
         2.920                           10                -                 -                  -                -
         2.945                            -                -                 -                  -                -



                                                                                 JNL/S&P Equity
                          JNL/S&P Core       JNL/S&P Core     JNL/S&P Core        Aggressive       JNL/S&P Equity
                            Index 50           Index 75         Index 100           Growth             Growth
                            Portfolio          Portfolio        Portfolio         Portfolio I        Portfolio I
                        ------------------  ---------------- ----------------  ------------------ ------------------
       M&E CLASS

         2.195                          -                 -               31                  89                713
         2.200                          -                 -                -                   -                  -
         2.210                          -                 -                -                   -                  -
         2.220                          -                 -                -                 192                997
         2.245                          -                 -                -                   -                  -
         2.250                          -                 -                -                   -                  -
         2.270                      2,167                 -              316                  79             36,897
         2.295                          -                 -              177                   -                  -
         2.300                          -                 -              245                  38                177
         2.310                          -                 -                -                   -                427
         2.320                          -                 -                5                   -                 19
         2.345                          -                 -                -                   -                  -
         2.350                          -                 -                -                   -                  -
         2.360                          -                 -                -                   -                  -
         2.370                          -                45                -               1,069              5,004
         2.395                          -               138                -                   -                  -
         2.400                          -                 -                -                   -                  -
         2.410                          -                 -                -                   -                  -
         2.420                          -                 -                -                   -                  -
         2.445                          -                 -                -                   -                  -
         2.450                          -                 -               70                   -                 69
         2.460                          -                 -                -                   -                  -
         2.470                          -                 -               24                   -                  -
         2.495                          -                 -                -                   -                  -
         2.500                          -                 -                -                  23                 23
         2.510                          -                 -                -                   -                  -
         2.545                          -                 -                -                   -                  -
         2.560                          -                 -                -                   -                  -
         2.570                          -                 -                -                   -                281
         2.595                          -                 -                -                   -                  -
         2.620                          -                 -                -                   -                  -
         2.645                          -               153               28                   -                  5
         2.650                          -                 -                -                   -                  -
         2.670                          -                 -                -                   -                 98
         2.695                          -                 -                -                   -                  -
         2.700                          -                 -                -                   -                  -
         2.720                          -                 -                -                   -                  -
         2.745                          -                 -                -                   -                  -
         2.750                          -                 -                -                 219                  -
         2.760                          -                 -                -                   -                  -
         2.800                          -                 -                -                   -                  -
         2.810                          -                 -                -                   -                  -
         2.820                          -                 -                -                   -                 40
         2.850                          -                 -                -                   -                155
         2.870                          -                 -                -                   -                  -
         2.920                          -                 -               44                   -                  -
         2.945                          -                 -                -                   -                 10




                           JNL/S&P           JNL/S&P
                          Managed            Managed
                         Aggressive       Conservative
                      Growth Portfolio      Portfolio
                      -----------------  ----------------
       M&E CLASS

         2.195                      88               106
         2.200                       -                 -
         2.210                       -                 -
         2.220                     912                 -
         2.245                       -                88
         2.250                      47                 -
         2.270                  28,699                 -
         2.295                     154                 -
         2.300                   3,778                 -
         2.310                     770                 -
         2.320                   1,088                70
         2.345                       -                36
         2.350                       -                 -
         2.360                   1,992                 -
         2.370                  15,012                 -
         2.395                     358                 -
         2.400                       -                 -
         2.410                       -                 -
         2.420                   1,071                 1
         2.445                     107                 -
         2.450                      84                 -
         2.460                       -                 -
         2.470                     250                 -
         2.495                       -                 -
         2.500                     122                 -
         2.510                       -                 -
         2.545                       -                 -
         2.560                   1,384                 -
         2.570                     838                 -
         2.595                       -                 -
         2.620                       -                 -
         2.645                     642                 -
         2.650                   4,653                 -
         2.670                     182                 -
         2.695                       -                 -
         2.700                       -                 -
         2.720                       -                 -
         2.745                       -                 -
         2.750                       -                 -
         2.760                       -                 -
         2.800                     485                 -
         2.810                       -                13
         2.820                      44                 -
         2.850                     430                 -
         2.870                       -                 -
         2.920                       -               106
         2.945                      89                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                              JNL/PPM          JNL/Putnam        JNL/Putnam         JNL/Putnam       JNL/Putnam
                         America High Yield       Equity       International      Midcap Growth     Value Equity
                           Bond Portfolio       Portfolio     Equity Portfolio      Portfolio         Portfolio
                         ------------------- ---------------- -----------------  ----------------- ----------------
       M&E CLASS

         2.950                            -                -                 -                  -                -
         2.995                            -                -                 -                  -                -
         3.050                            -                -                 -                  -                -
         3.060                            -                -                 -                  -                -
         3.095                            -                -                 -                  -                -
         3.100                           53                -                 -                  -                -
         3.120                           13                -                 -                  -                -
         3.145                            -                -                 -                  -                -
         3.150                            -                -                 -                  -                -
         3.170                          122                -                 -                  -                -
         3.195                            -                -                 -                  -                -
         3.200                            -                -                 -                  -                -
         3.220                          103                -                 -                 40                -
         3.245                            -                -                 -                  -                -
         3.250                            -                -                 -                  -                -
         3.270                            -                -                 -                  -                -
         3.300                           30                -                 -                  -                -
         3.370                            -                -                 -                  -                -
         3.400                            -                -                 -                  -                -
         3.420                            -                -                 -                  -                -
         3.445                            -                -                 -                  -                -
         3.470                            -                -                 -                  -                -
         3.520                            -                -                 -                  -                -
         3.595                          277                -                 -                  -                -
         3.600                            -                -                 -                  -                -
         3.620                           18                -                 -                  -               61
         3.645                            -                -                 -                  -                -
         3.670                            -                -                 -                  -                -
         3.720                            -                -                 -                  -                -
         3.820                            -                -                 -                  -                -
         4.000                           18                -                 -                  -                -

      PERSPECTIVE
  Standard Benefit                   32,439           38,132            27,035              7,301           65,866
  Contract Enhancement
        Benefit                      24,213            4,873             8,377              8,832           22,045
                         ------------------- ---------------- -----------------  ----------------- ----------------

         Total                    $ 143,884         $ 45,627          $ 43,302           $ 25,740        $ 103,716
                         =================== ================ =================  ================= ================



                                                                                 JNL/S&P Equity
                           JNL/S&P Core       JNL/S&P Core     JNL/S&P Core        Aggressive       JNL/S&P Equity
                             Index 50           Index 75         Index 100           Growth             Growth
                             Portfolio          Portfolio        Portfolio         Portfolio I        Portfolio I
                         ------------------  ---------------- ----------------  ------------------ ------------------
       M&E CLASS

         2.950                           -                 -                -                   -                  -
         2.995                           -                 -                -                   -                  -
         3.050                           -                 -                -                 112                464
         3.060                           -                 -                -                   -                  -
         3.095                           -                 -                -                   -                  -
         3.100                           -                 -                -                   -                  -
         3.120                           -             1,375                -                   -                  -
         3.145                           -                 -                -                   -                  -
         3.150                           -                 -                -                   -                 89
         3.170                           -                 -                -                 171                543
         3.195                           -                 -                -                   -                  -
         3.200                           -                 -                -                   -                  -
         3.220                           -                 -                -                   -                  -
         3.245                           -                 -                -                   -                  -
         3.250                           -                 -                -                   -                  -
         3.270                           -               504                -                   -              1,860
         3.300                           -                 -                -                   -                  -
         3.370                           -                 -                -                   -                  -
         3.400                           -                 -                -                   -                 53
         3.420                           -                 -                -                   -                  -
         3.445                           -                 -                -                   -                  -
         3.470                           -                 -                -                   -                  -
         3.520                         244                 -                -                 119                855
         3.595                           -                 -                -                   -                  -
         3.600                           -                 -                -                   -                  -
         3.620                           -                11                -                   -                  -
         3.645                           -                 -                -                   -                  -
         3.670                           -                 -                -                   -                  -
         3.720                           -                 -                -                   -                  -
         3.820                           -                 -                -                   -                  -
         4.000                           -                 -                -                   -                  -

      PERSPECTIVE
  Standard Benefit                     888               580               64              11,309             55,789
  Contract Enhancement
        Benefit                        243                74               24               4,258             94,312
                         ------------------  ---------------- ----------------  ------------------ ------------------

         Total                    $ 10,397           $ 6,526         $ 13,489            $ 30,923          $ 405,412
                         ==================  ================ ================  ================== ==================


                             JNL/S&P            JNL/S&P
                             Managed            Managed
                            Aggressive       Conservative
                         Growth Portfolio      Portfolio
                         -----------------  ----------------
       M&E CLASS

         2.950                          -                 -
         2.995                          -                 -
         3.050                        465                 -
         3.060                          -                 -
         3.095                          5                 -
         3.100                          -                 -
         3.120                          -                 -
         3.145                          -                 -
         3.150                          -                 -
         3.170                        153                 -
         3.195                          -                 -
         3.200                          -                 -
         3.220                          -                 -
         3.245                          -                 -
         3.250                          -                 -
         3.270                          -                 -
         3.300                          -                 -
         3.370                          -                 -
         3.400                          -                 -
         3.420                          -                 -
         3.445                          -                 -
         3.470                         18                 -
         3.520                          -                 -
         3.595                          -                 -
         3.600                          -                 -
         3.620                          -                 -
         3.645                          -                 -
         3.670                          -                 -
         3.720                          -                 -
         3.820                          -                 -
         4.000                          -                 -

      PERSPECTIVE
  Standard Benefit                 66,952                 -
  Contract Enhancement
        Benefit                    53,023               343
                         -----------------  ----------------

         Total                  $ 393,178           $ 2,371
                         =================  ================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                  JNL/S&P           JNL/S&P             JNL/S&P          JNL/Salomon
                                JNL/S&P           Managed           Managed         Very Aggressive     Brothers High
                                Managed          Moderate           Moderate            Growth           Yield Bond
                            Growth Portfolio     Portfolio      Growth Portfolio      Portfolio I         Portfolio
                            ----------------- ----------------  -----------------  ------------------  ----------------
        M&E CLASS

          1.100                          $ -              $ -                $ -                 $ -              $ 88
          1.250                       13,698                -              9,121               1,400               510
          1.350                       12,425               59              2,319                   3               430
          1.400                       63,230                -             28,390               1,647             2,273
          1.500                        8,043                -             12,590                 149               370
          1.550                        1,729                -              2,720                  42                65
          1.560                            -                -                  -                   -                 -
          1.575                            -                -                  -                   -                 -
          1.600                       31,275              121             19,547                 616               470
          1.645                        1,256                -                882                   7                15
          1.650                        1,761                -              2,344                   -             1,362
          1.670                       13,551                -             20,280                 282               767
          1.700                       11,868              223              9,939                  61             1,180
          1.720                            -                -                  -                   -                 -
          1.725                            -                -                  -                   -                 -
          1.745                        3,362                -                411                   -               177
          1.750                       32,838              928              9,704                   -             1,071
          1.770                        3,909               23                482                  12             1,456
          1.795                       27,460                -             12,079                 100             3,078
          1.800                        5,266                -              3,554                   6               310
          1.820                          363                -             15,533                   -               453
          1.825                            -                -                  -                   -                 -
          1.845                            -                -                  -                   -                 -
          1.850                        8,308                -              7,009                   -               368
          1.870                            -                -                  -                   -                 -
          1.895                        3,588                -              1,512                   -                 2
          1.900                        2,854                -                759                   -                 -
          1.910                           19                -                  -                   -                50
          1.920                       17,653                -              8,691               1,258             1,816
          1.945                          684                -                879                  28               746
          1.950                        8,755                -              2,676                   -               135
          1.960                       44,065               22             40,422                 484             5,566
          1.970                        1,051                -              1,921                  94               451
          1.995                        7,256                -              6,190                   -                23
          2.000                       19,785               31              2,978                  26               385
          2.010                            -                -                  -                   -                 -
          2.020                       32,268               29             12,331               2,108               725
          2.045                           13                -                217                   -               362
          2.050                        2,590                -              2,559                   7               261
          2.070                           14                -                917                   -                20
          2.095                        3,082                5             11,316                  22               503
          2.100                            -                -              2,208                   -                 -
          2.120                        6,761                -              1,064                   -               342
          2.145                       12,320                -              9,803                   -             1,055
          2.150                        1,464                -                374                   -               591
          2.160                            -                -                  -                   -                 9
          2.170                          410                -                293                   -                 -



                                                 JNL/Salomon
                                                   Brothers
                             JNL/Salomon       U.S. Government      JNL/Select      JNL/Select         JNL/Select
                          Brothers Strategic       & Quality         Balanced      Global Growth       Large Cap
                            Bond Portfolio      Bond Portfolio      Portfolio        Portfolio      Growth Portfolio
                          -------------------  -----------------  --------------- ----------------  -----------------
        M&E CLASS

          1.100                        $ 641                $ -              $ -              $ -                $ -
          1.250                          815                852            1,096                -                231
          1.350                          289                442              313               18                103
          1.400                        1,705              4,024            2,865                -                131
          1.500                          642                815              528                -                  -
          1.550                          164                207              579                -                 31
          1.560                            -                  -                -                -                  -
          1.575                            -                  -                -                -                  -
          1.600                          853                126            1,365               81                456
          1.645                           35                 32              236                -                  -
          1.650                          240                240              460                -                  -
          1.670                        1,085                491            2,699                -                 58
          1.700                        1,863              2,216            1,560                -                149
          1.720                            -                  -                -                -                  -
          1.725                            -                  -                -                -                  -
          1.745                            -                 23                4                -                  -
          1.750                        1,076              1,530            2,377                -                  -
          1.770                           15                 56            2,169              107                136
          1.795                        3,335              1,950            3,955                -                154
          1.800                          254                592            1,010                3              2,056
          1.820                            7              3,965              277                -                  -
          1.825                            -                  -                -                -                  -
          1.845                            -                  -                -                -                  -
          1.850                        2,554              2,557            2,523                -                  -
          1.870                            -                  -                -                -                  -
          1.895                            5                  2                3                -                  -
          1.900                          121                 38            1,412                -                  -
          1.910                          108                 61               12                -                  -
          1.920                        3,167                932            2,139                -                309
          1.945                          398                110              127                -                  -
          1.950                          183                 86              303               21                226
          1.960                        6,875              1,859            6,773                -                394
          1.970                          352                442            1,159                -                213
          1.995                            -                  -               79                -                  -
          2.000                          363                546              437                -                 17
          2.010                            -                  -                -                -                  -
          2.020                          991                486            2,710                -                147
          2.045                            9                175            1,558                -                  -
          2.050                          155                109              333                -                  -
          2.070                          453                148               29                -                 12
          2.095                          432              1,428              270                -                 60
          2.100                            -                  -                -                -                  -
          2.120                           14                 23              495                -                 10
          2.145                        2,947              1,630            8,489                -                  -
          2.150                          360              2,629              625                -                213
          2.160                            9                  4                -                -                  -
          2.170                            -                  -                -                -                  -


                            JNL/Select          JNL/
                              Money         Select Value
                        Market Portfolio      Portfolio
                        ------------------  --------------
        M&E CLASS

          1.100                       $ -           $ 315
          1.250                       241           1,147
          1.350                       713             117
          1.400                     1,857             449
          1.500                        19             331
          1.550                         -             281
          1.560                         -               -
          1.575                         -               -
          1.600                     3,787             944
          1.645                       273              83
          1.650                       307              19
          1.670                       590             620
          1.700                         -              62
          1.720                         -               -
          1.725                         -               -
          1.745                         -               -
          1.750                       434           1,087
          1.770                     2,561             314
          1.795                     1,916           3,070
          1.800                     3,423             608
          1.820                         -               8
          1.825                         -               -
          1.845                         -               -
          1.850                       398           1,330
          1.870                         -               -
          1.895                         -               1
          1.900                         -             577
          1.910                        23              10
          1.920                       171             982
          1.945                         -              36
          1.950                     2,288             384
          1.960                     3,531          10,733
          1.970                       671             860
          1.995                         -               -
          2.000                       104               9
          2.010                         -               -
          2.020                       763           1,230
          2.045                       136               -
          2.050                       217             196
          2.070                     1,278              46
          2.095                        98             272
          2.100                     1,985               -
          2.120                         -             504
          2.145                         -               -
          2.150                         -           1,647
          2.160                       399               -
          2.170                        37               -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                  JNL/S&P           JNL/S&P             JNL/S&P          JNL/Salomon
                                JNL/S&P           Managed           Managed         Very Aggressive     Brothers High
                                Managed          Moderate           Moderate            Growth           Yield Bond
                            Growth Portfolio     Portfolio      Growth Portfolio      Portfolio I         Portfolio
                            ----------------- ----------------  -----------------  ------------------  ----------------
        M&E CLASS

          2.195                        1,541                -              1,820                  88                35
          2.200                          153                -                  -                   -                 -
          2.210                            2                -                  -                   -                11
          2.220                        6,561                -              2,137                   -                12
          2.245                        1,652                -              4,202                   -                73
          2.250                        1,083              213                519                   -                52
          2.270                        9,847                -              8,059                 288                17
          2.295                          643                -              3,237                   -               306
          2.300                       34,303                7             26,965               1,229             1,306
          2.310                          964                4                537                   -                10
          2.320                        1,205                -              3,701                   -               252
          2.345                          129                -                717                   -             1,770
          2.350                            -                -                  -                   -               243
          2.360                            -                -                  -                   -                 -
          2.370                       10,222                -             10,580                   -               643
          2.395                        1,469                -                 51                   -                 -
          2.400                           20                -                  -                   -               191
          2.410                            -                -                  -                   -                 -
          2.420                           72               85                224                   -                 -
          2.445                          162                -                901                   -                 -
          2.450                        2,761                -              4,293                   -               775
          2.460                            -                -                  -                   -                 -
          2.470                          343                -              4,106                   -               195
          2.495                          210                -                  -                   -                 -
          2.500                            -                -              1,658                   -                 -
          2.510                            -                -                  -                   -                 -
          2.545                           11                -                146                   -                 -
          2.560                          109                -                  -                   -                 -
          2.570                        8,730                -              2,101                   -                 7
          2.595                          332                -                188                   -                 -
          2.620                            -                -                  -                   -                 -
          2.645                        1,010                -                  -                   -               524
          2.650                        5,475               77              4,968                  89               228
          2.670                           35                -                320                   -                 -
          2.695                            -                -                  -                   -                 -
          2.700                            -                -                  -                   -                 -
          2.720                          337                -                 63                   -                 -
          2.745                            4                -                  -                   -                 -
          2.750                            -                -                  -                   -                 -
          2.760                            -                -                  -                   -                 -
          2.800                          245                -                984                 715               171
          2.810                            -               13                  -                   -                 -
          2.820                          316                -              1,229                   -                 -
          2.850                          155                -              3,432                 207                 -
          2.870                            -                -                  -                   -                 -
          2.920                          138               27                976                   -                 -
          2.945                            -                -                  -                   -                 -



                                                 JNL/Salomon
                                                  Brothers
                            JNL/Salomon       U.S. Government      JNL/Select      JNL/Select         JNL/Select
                         Brothers Strategic       & Quality         Balanced      Global Growth       Large Cap
                           Bond Portfolio      Bond Portfolio      Portfolio        Portfolio      Growth Portfolio
                         -------------------  -----------------  --------------- ----------------  -----------------
        M&E CLASS

          2.195                          89                594              879                -                  -
          2.200                           -                  -                -                -                 10
          2.210                          32                 11                -                -                  -
          2.220                           -                  -              971                -                  6
          2.245                         283                826               18                -                  -
          2.250                           -                  -               86               62                123
          2.270                       1,338                  -            1,508                -                  -
          2.295                       1,640                309            1,787                -                 33
          2.300                       1,478              7,537            1,500                -                411
          2.310                          10                  -                -                -                  -
          2.320                         289                727            3,056                -                 44
          2.345                          27                582               58                -                  -
          2.350                           -                  -                -                -                  -
          2.360                           -                  -                -                -                  -
          2.370                         355              1,001            2,181                -                412
          2.395                           -                  -              106                -                  -
          2.400                           -                  -                -              315                568
          2.410                           -                  -                -                -                  -
          2.420                         140                  -                -                -                260
          2.445                          23                213                -                -                  -
          2.450                         773                353              720               10                 20
          2.460                           -                  -                -                -                  -
          2.470                         164                122                -                -                 13
          2.495                           -                  -                -                -                  -
          2.500                           -                  -                -                -                  -
          2.510                           -                  -                -                -                  -
          2.545                           -                  -                -                -                  -
          2.560                           -                 99                -                -                  -
          2.570                           -                 10                -                -                  -
          2.595                           -                  -               73                -                  -
          2.620                           -                  -                -                -                  -
          2.645                         291                  -                -                -                  -
          2.650                           -                750                -                -                  -
          2.670                           -                  -                -                -                  -
          2.695                           -                  -                -                -                  -
          2.700                           -                  -                -                -                  -
          2.720                           -                  -              562                -                  5
          2.745                           -                  -                -                -                  -
          2.750                           -                  -                -                -                  -
          2.760                           -                  -                -                -                  -
          2.800                         545                  8            1,080                -                  -
          2.810                           -                  -                -                -                  -
          2.820                           -                  -                -                -                  -
          2.850                          28                  -                -                -                  -
          2.870                           -                  -                -                -                  -
          2.920                          10                 19                -                -                  -
          2.945                           -                  -                -                -                  -


                          JNL/Select          JNL/
                            Money         Select Value
                      Market Portfolio      Portfolio
                      ------------------  --------------
        M&E CLASS

          2.195                       -             174
          2.200                      74               7
          2.210                      42              11
          2.220                       -             177
          2.245                       -              18
          2.250                     239             113
          2.270                       -             780
          2.295                       -              34
          2.300                     808           1,972
          2.310                       -               -
          2.320                       5             835
          2.345                       -              40
          2.350                       -               -
          2.360                       -               -
          2.370                   1,593           1,710
          2.395                       -               -
          2.400                     312             317
          2.410                       -               -
          2.420                       -              44
          2.445                       -               -
          2.450                   1,160              10
          2.460                       -               -
          2.470                       -             150
          2.495                       -               -
          2.500                       -               -
          2.510                       -               -
          2.545                       -             384
          2.560                       -               -
          2.570                       -              72
          2.595                       -               -
          2.620                       -               -
          2.645                     191               -
          2.650                     869             871
          2.670                       -               -
          2.695                       -               -
          2.700                       -               -
          2.720                       -             567
          2.745                       -               -
          2.750                       -               -
          2.760                       -               -
          2.800                       -               -
          2.810                       -               -
          2.820                       -               -
          2.850                       -               -
          2.870                       -               -
          2.920                       -              19
          2.945                       -               -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:



                                                  JNL/S&P           JNL/S&P             JNL/S&P          JNL/Salomon
                                JNL/S&P           Managed           Managed         Very Aggressive     Brothers High
                                Managed          Moderate           Moderate            Growth           Yield Bond
                            Growth Portfolio     Portfolio      Growth Portfolio      Portfolio I         Portfolio
                            ----------------- ----------------  -----------------  ------------------  ----------------
        M&E CLASS

          2.950                          835                -                197                   -                 -
          2.995                           17                -                  -                   -                 -
          3.050                          397                -                  -                   -                 -
          3.060                           32                -                 32                   -                 -
          3.095                            -                -                  -                   -                 -
          3.100                            -                -                  -                   -                 -
          3.120                           80                -                 81                   -                 -
          3.145                          308                -                  -                   -                 -
          3.150                            -                -                  -                   -                 -
          3.170                          153                -                153                 153                 -
          3.195                           22                -                  -                   -                 -
          3.200                            -                -                  -                   -                 -
          3.220                            -                -                  -                   -                 -
          3.245                            -                -                  -                   -                 -
          3.250                           49                -                  -                   -                 -
          3.270                        3,205                -              1,576                   -                 -
          3.300                           41                -                  -                   -                 -
          3.370                          168                -                564                   -                 -
          3.400                            -                -                  -                   -                 -
          3.420                            -                -                433                   -                 -
          3.445                            -                -                  -                   -                 -
          3.470                           92                -                  -                   -                 -
          3.520                          513                -                129                   -                 -
          3.595                            -                -                  -                   -                 -
          3.600                            -                -                  -                   -                 -
          3.620                          375                -                 93                   -                 -
          3.645                            -                -                  -                   -                 -
          3.670                          107                -                  -                   -                 -
          3.720                            -                -                  -                   -                 -
          3.820                            -                -                  -                   -                 -
          4.000                            -                -                  -                   -                 -

       PERSPECTIVE
  Standard Benefit                   127,699              241            108,449               9,313             8,458
  Contract Enhancement
         Benefit                     151,651                -             61,772               4,933             8,206
                            ----------------- ----------------  -----------------  ------------------  ----------------

          Total                    $ 780,957          $ 2,108          $ 525,607            $ 25,367          $ 50,970
                            ================= ================  =================  ==================  ================



                                                   JNL/Salomon
                                                     Brothers
                               JNL/Salomon       U.S. Government      JNL/Select      JNL/Select         JNL/Select
                            Brothers Strategic       & Quality         Balanced      Global Growth       Large Cap
                              Bond Portfolio      Bond Portfolio      Portfolio        Portfolio      Growth Portfolio
                            -------------------  -----------------  --------------- ----------------  -----------------
        M&E CLASS

          2.950                              -                  -                -                -                  -
          2.995                              -                  -                -                -                  -
          3.050                              -                  -                -                -                  -
          3.060                              -                  -                -                -                  -
          3.095                              -                  -                -                -                  -
          3.100                             53                  -              212                -                  -
          3.120                              -                  -               38                -                  -
          3.145                              -                  -                -                -                  -
          3.150                              -                  -                -                -                  -
          3.170                              -                  -                -                -                  -
          3.195                              -                  -               70                -                  -
          3.200                              -                  -                -                -                  -
          3.220                              -                  -               20                -                  -
          3.245                              -                  -                -                -                  -
          3.250                              -                  -                -                -                  -
          3.270                              -                  -                -                -                  -
          3.300                             33                  -               35                -                  -
          3.370                              -                  -                -                -                  -
          3.400                              -                  -                -                -                  -
          3.420                              -                  -                -                -                  -
          3.445                              -                  -                -                -                  -
          3.470                              -                  -                -                -                  -
          3.520                              -                  -                -                -                  -
          3.595                              -                  -                -                -                  -
          3.600                              -                  -                -                -                  -
          3.620                              -                  -                -                -                  -
          3.645                              -                  -                -                -                  -
          3.670                              -                  -                -                -                  -
          3.720                              -                  -                -                -                  -
          3.820                              -                  -                -                -                  -
          4.000                              -                  9                -                -                  -

       PERSPECTIVE
  Standard Benefit                      22,301             50,105           62,924           50,050             82,210
  Contract Enhancement
         Benefit                        18,590             34,009           25,850               44              6,356
                            -------------------  -----------------  --------------- ----------------  -----------------

          Total                       $ 81,007          $ 128,110        $ 154,703         $ 50,711           $ 95,577
                            ===================  =================  =============== ================  =================



                               JNL/Select           JNL/
                                  Money         Select Value
                            Market Portfolio      Portfolio
                            ------------------  --------------
        M&E CLASS

          2.950                             -               -
          2.995                             -               -
          3.050                             -               -
          3.060                             -               -
          3.095                             -               -
          3.100                             -               -
          3.120                             -               -
          3.145                             -               -
          3.150                             -               -
          3.170                             -               -
          3.195                             -               -
          3.200                             -               -
          3.220                             -              20
          3.245                             -               -
          3.250                             -               -
          3.270                             -               -
          3.300                             -              29
          3.370                             -               -
          3.400                             -               -
          3.420                             -               -
          3.445                             -               -
          3.470                             -               -
          3.520                             -               -
          3.595                             -               -
          3.600                             -               -
          3.620                             -              26
          3.645                             -               -
          3.670                             -               -
          3.720                             -               -
          3.820                             -               -
          4.000                             -               -

       PERSPECTIVE
  Standard Benefit                     23,412           2,995
  Contract Enhancement
         Benefit                       11,806           2,969
                            ------------------  --------------

          Total                      $ 68,731        $ 42,616
                            ==================  ==============


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                               JNL/T. Rowe         JNL/T. Rowe         JNL/T. Rowe
                            Price Established     Price Mid-Cap        Price Value
                             Growth Portfolio    Growth Portfolio       Portfolio
                            ------------------- -------------------  -----------------
        M&E Class

          1.100                          $ 734               $ 312              $ 630
          1.250                          1,624               4,053              2,744
          1.350                          9,402               9,154              9,763
          1.400                          2,166               3,174              4,471
          1.500                          1,074               2,033              1,737
          1.550                            284                 316              1,092
          1.560                              -                   -                  -
          1.575                              -                   -                  -
          1.600                          2,002               2,038              2,429
          1.645                             62                 112                 78
          1.650                            174                 199              1,201
          1.670                          1,503               8,469              2,829
          1.700                            782                 566              2,462
          1.720                              -                   -                  -
          1.725                              -                   -                  -
          1.745                             50                 259                 32
          1.750                            519               2,345              2,768
          1.770                            390                 164              1,149
          1.795                          4,769               3,324              4,503
          1.800                             87               2,526              3,036
          1.820                              4                 201                100
          1.825                              -                   -                  -
          1.845                              -                   -                  -
          1.850                          3,175               1,432              2,997
          1.870                              -                   -                  -
          1.895                              3                   -                  3
          1.900                            573                  47                 84
          1.910                             12                  28                 12
          1.920                          1,904               9,842              2,050
          1.945                            454                 340                339
          1.950                            226                 337                551
          1.960                          6,437               7,564             10,567
          1.970                            898                 253                426
          1.995                              -                  33                 22
          2.000                            368                 150              1,950
          2.010                              -                   -                  -
          2.020                          1,326               1,022              3,466
          2.045                            289                   6                293
          2.050                            382                 548              1,486
          2.070                             59                  27                 70
          2.095                            574                 681              1,205
          2.100                              -                   -                  -
          2.120                              -                 523                310
          2.145                          1,017                 546                715
          2.150                            215               1,870                222
          2.160                              -                   4                  -
          2.170                              -                   -                  -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004 (continued):



                               JNL/T. Rowe         JNL/T. Rowe         JNL/T. Rowe
                            Price Established     Price Mid-Cap        Price Value
                             Growth Portfolio    Growth Portfolio       Portfolio
                            ------------------- -------------------  -----------------
        M&E CLASS

          2.195                            570                  26                552
          2.200                              -                  44                  -
          2.210                             15                   -                 13
          2.220                            525               1,035                855
          2.245                              -                  19                 56
          2.250                            386                 361                612
          2.270                          1,889               3,727              3,922
          2.295                            345                 178                839
          2.300                          1,698               1,482              3,784
          2.310                              -                   -                206
          2.320                            291                 269                  -
          2.345                              -                   -                279
          2.350                              -                   -                  -
          2.360                              -                   -                  -
          2.370                            686                 341              1,794
          2.395                            211                 102                331
          2.400                            310                 316                315
          2.410                              -                   -                  -
          2.420                            214                  11                  -
          2.445                              -                  24                  -
          2.450                            889               2,268              1,108
          2.460                              -                   -                  -
          2.470                            237                 925                146
          2.495                            207                   -                288
          2.500                              -                   -                416
          2.510                              -                   -                  -
          2.545                              -                 636                  -
          2.560                              -                   -                136
          2.570                             38                  38                 48
          2.595                              -                   -                  -
          2.620                              -                   -                  1
          2.645                             66                 180                  -
          2.650                              -                 676                288
          2.670                             35                 559                  -
          2.695                              -                   -                  -
          2.700                             76                  73                 75
          2.720                            548                   3                 25
          2.745                              -                   -                  -
          2.750                              -                   -                  -
          2.760                              -                   -                  -
          2.800                             82                  35                669
          2.810                              -                   -                  -
          2.820                              -                   -                  -
          2.850                              -                   -                  -
          2.870                              -                   -                  -
          2.920                              -                   -                 19
          2.945                             99                 100                  -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004 (continued):



                               JNL/T. Rowe         JNL/T. Rowe         JNL/T. Rowe
                            Price Established     Price Mid-Cap        Price Value
                             Growth Portfolio    Growth Portfolio       Portfolio
                            ------------------- -------------------  -----------------
        M&E CLASS

          2.950                              -                   -                  -
          2.995                              7                   3                  7
          3.050                              -                   -                  -
          3.060                              -                   -                  -
          3.095                              -                   -                  -
          3.100                             11                   -                214
          3.120                             32                   -                 32
          3.145                              -                   -                  -
          3.150                              -                   -                  -
          3.170                              -                  22                 18
          3.195                              -                   -                  -
          3.200                              -                   -                  -
          3.220                              -                   -                 21
          3.245                              -                   -                  -
          3.250                              -                   -                  -
          3.270                              -                   -                  -
          3.300                             25                  35                  -
          3.370                              -                   -                111
          3.400                              -                   -                  -
          3.420                              -                   -                  -
          3.445                              -                  71                  -
          3.470                              -                  18                 19
          3.520                              -                   -                 39
          3.595                              -                   -                278
          3.600                              -                   -                  -
          3.620                             17                   8                  -
          3.645                              -                   -                  -
          3.670                              -                   -                  -
          3.720                              -                   -                  -
          3.820                              -                   -                  -
          4.000                              9                   9                  -

       PERSPECTIVE
  Standard Benefit                      52,571              88,048             32,144
  Contract Enhancement
         Benefit                        19,439              24,346             32,877
                            ------------------- -------------------  -----------------

           Total                     $ 125,066           $ 190,486          $ 150,329
                            =================== ===================  =================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:



                                JNL/AIM            JNL/AIM           JNL/AIM           JNL/Alger        JNL/Alliance
                               Large Cap      Premier Equity II      Small Cap           Growth            Capital
                           Growth Portfolio       Portfolio      Growth Portfolio      Portfolio      Growth Portfolio
                           ------------------ ------------------ -----------------  ----------------- ------------------
        M&E CLASS

          1.100                    11.292011                  -                 -          17.940226                  -
          1.250                    11.238680                  -         11.986082          17.694274          10.032592
          1.350                    11.202542                  -         11.947866          17.531192           9.963836
          1.400                    11.185652                  -         11.929633          17.452761           9.930714
          1.500                    11.150025                  -         11.891724          17.291206           9.862565
          1.550                            -                  -                 -          17.211560                  -
          1.560                            -                  -                 -                  -                  -
          1.575                            -                  -                 -                  -                  -
          1.600                    11.114466                  -         11.853622          17.132511           9.795314
          1.645                    11.098095                  -         11.844183          17.064368           9.765356
          1.650                    11.096886                  -         11.836699          17.053721           9.761716
          1.670                    11.089785                  -         11.827563          17.022588           9.748598
          1.700                    11.079078                  -         11.816278          16.988656                  -
          1.720                            -                  -                 -                  -                  -
          1.725                            -                  -                 -                  -                  -
          1.745                    11.062821                  -                 -          16.905231                  -
          1.750                    11.061946                  -         11.797611          16.899081           9.692654
          1.770                    11.054362                  -         11.789735          16.866046                  -
          1.795                    11.046564                  -         11.780777          16.827823           9.664486
          1.800                    11.042222                  -         11.779061          16.819749           9.662374
          1.820                    11.037143                  -         11.770057          16.788824           9.649196
          1.825                            -                  -                 -                  -                  -
          1.845                            -                  -                 -                  -                  -
          1.850                    11.026574                  -         11.760107          16.742593           9.629422
          1.870                            -                  -                 -                  -                  -
          1.895                    10.959140                  -                 -                  -                  -
          1.900                    11.008817                  -                 -                  -                  -
          1.910                    11.005031                  -         11.737361          16.649607                  -
          1.920                    11.002166                  -         11.734099          16.635000           9.583448
          1.945                    11.026418                  -         11.724608                  -                  -
          1.950                    10.991844                  -         11.722696          16.588929           9.563980
          1.960                    10.984669                  -         11.719712          16.573745           9.557167
          1.970                    10.984643                  -         11.714475          16.558485           9.542091
          1.995                    10.975925                  -         11.705925          16.519541                  -
          2.000                    10.974279                  -         11.704337                  -                  -
          2.010                            -                  -                 -                  -                  -
          2.020                    10.967173                  -         11.696969          16.482335           9.518005
          2.045                            -                  -                 -                  -           9.496006
          2.050                    10.956810                  -         11.685757          16.436793                  -
          2.070                    10.949611                  -         11.678043                  -                  -
          2.095                            -                  -                 -          16.368980           9.469685
          2.100                            -                  -                 -                  -                  -
          2.120                            -                  -                 -                  -                  -
          2.145                            -                  -         11.651317                  -                  -
          2.150                            -                  -         11.648797          16.285869           9.433966
          2.160                    10.918029                  -         11.644439                  -                  -
          2.170                    10.914503                  -                 -                  -                  -



                               JNL/Eagle          JNL/Eagle         JNL/FMR          JNL/FMR         JNL/JPMorgan
                              Core Equity         SmallCap         Balanced       Capital Growth     International
                               Portfolio       Equity Portfolio   Portfolio         Portfolio       Value Portfolio
                          ------------------------------------- ---------------  ----------------- ------------------
        M&E CLASS

          1.100                     17.621100        20.065533               -                  -          10.682523
          1.250                     17.403453        19.817919       10.266186          21.314796          10.573776
          1.350                     17.259457        19.653815       10.217940          21.111014          10.501501
          1.400                     17.187390        19.572826       10.194295          21.008690          10.465571
          1.500                     17.046429        19.409450       10.147076          20.807510          10.394453
          1.550                     16.975444        19.333520       10.123852                  -          10.358459
          1.560                             -                -               -                  -                  -
          1.575                             -                -               -                  -                  -
          1.600                     16.905852        19.250607       10.099669          20.607282          10.323543
          1.645                             -        19.178408               -          20.518366          10.291852
          1.650                     16.835795                -       10.076073                  -                  -
          1.670                     16.807692        19.139340       10.066725          20.468722          10.274409
          1.700                     16.765677        19.092061       10.052537          20.411224          10.253064
          1.720                             -                -               -                  -                  -
          1.725                             -                -               -                  -                  -
          1.745                     16.703024                -       10.031984                  -                  -
          1.750                     16.696572        19.012292       10.029203                  -          10.218451
          1.770                     16.668461        18.980514       10.019622          20.272221          10.204111
          1.795                     16.634357        18.960917       10.008222          20.224648          10.209399
          1.800                     16.627998        18.937157       10.005826                  -                  -
          1.820                     16.600412        18.898885        9.996330                  -                  -
          1.825                             -                -               -                  -                  -
          1.845                             -                -               -                  -                  -
          1.850                     16.558716        18.855908        9.982703                  -          10.148854
          1.870                             -                -               -                  -                  -
          1.895                     16.487160                -        9.912368                  -                  -
          1.900                     16.489968        18.777033        9.959142          20.018551          10.113828
          1.910                     16.475639                -               -          20.000289                  -
          1.920                     16.462828        18.744652        9.949901                  -          10.099696
          1.945                             -                -        9.938047                  -          10.083281
          1.950                     16.421938        18.700369        9.936034          19.923943          10.079167
          1.960                     16.406954        18.683801        9.930224          19.903242          10.072829
          1.970                     16.394717        18.666637        9.926541          19.885553          10.065818
          1.995                             -                -               -                  -          10.048627
          2.000                             -                -        9.912211          19.828368          10.045223
          2.010                             -                -               -                  -                  -
          2.020                     16.326746        18.591773        9.903505                  -          10.033293
          2.045                             -                -        9.891667                  -                  -
          2.050                             -                -        9.889592          19.733260                  -
          2.070                     16.259022        18.515932        9.880240          19.694749           9.997014
          2.095                     16.231128                -        9.868905          19.648320           9.980308
          2.100                             -                -               -                  -                  -
          2.120                     16.191369        18.437674        9.860316                  -           9.962883
          2.145                     16.158398        18.399930        9.845879                  -                  -
          2.150                     16.151527        18.393699        9.850855                  -           9.942573
          2.160                             -        18.375754               -                  -                  -
          2.170                             -                -        9.833930                  -                  -



                            JNL/Lazard        JNL/Lazard
                             Mid Cap           Small Cap
                         Value Portfolio    Value Portfolio
                        ------------------  ----------------
        M&E CLASS

          1.100                 17.600238         14.937420
          1.250                 17.420814         14.785117
          1.350                 17.302133         14.684174
          1.400                 17.243939         14.634370
          1.500                 17.125956         14.534773
          1.550                         -         14.488119
          1.560                         -                 -
          1.575                         -                 -
          1.600                 17.008947         14.435694
          1.645                 16.955920         14.391752
          1.650                 16.950208         14.385756
          1.670                 16.927883         14.366784
          1.700                 16.893191         14.337337
          1.720                         -                 -
          1.725                         -                 -
          1.745                         -         14.293136
          1.750                 16.835478         14.288269
          1.770                 16.812075         14.280845
          1.795                 16.819043         14.244257
          1.800                 16.778032         14.239435
          1.820                 16.755461         14.218751
          1.825                         -                 -
          1.845                         -                 -
          1.850                 16.720855         14.191164
          1.870                         -                 -
          1.895                 16.796123                 -
          1.900                 16.664211         14.142599
          1.910                 16.651615         14.132328
          1.920                 16.641069         14.123264
          1.945                 16.612014         14.099056
          1.950                 16.607071         14.094435
          1.960                 16.595805         14.084683
          1.970                 16.584244         14.075236
          1.995                 16.555906         14.051062
          2.000                 16.550253         14.046267
          2.010                         -                 -
          2.020                 16.527709         14.027088
          2.045                 16.499129                 -
          2.050                 16.493476         13.998285
          2.070                 16.470625         13.980543
          2.095                 16.443094         13.955425
          2.100                         -                 -
          2.120                 16.414331         13.930808
          2.145                 16.384969         13.907136
          2.150                 16.381516         13.903118
          2.160                 16.369307         13.893142
          2.170                         -                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                                JNL/AIM            JNL/AIM           JNL/AIM            JNL/Alger       JNL/Alliance
                               Large Cap      Premier Equity II      Small Cap           Growth            Capital
                           Growth Portfolio       Portfolio      Growth Portfolio      Portfolio      Growth Portfolio
                           ------------------ ------------------ -----------------  ----------------- ------------------
        M&E CLASS

          2.195                    10.907887                  -         11.635617          16.220255                  -
          2.200                            -                  -                 -                  -                  -
          2.210                    10.900573                  -                 -          16.195516                  -
          2.220                            -                  -                 -                  -           9.388837
          2.245                    10.888832                  -                 -          16.145404                  -
          2.250                    10.887356                  -         11.611650          16.136532                  -
          2.270                    10.880491                  -         11.605834          16.106918           9.356872
          2.295                    10.872031                  -                 -          16.070598                  -
          2.300                    10.870111                  -         11.601107          16.110398           9.337648
          2.310                            -                  -                 -                  -                  -
          2.320                    10.862960                  -         11.585656                  -                  -
          2.345                    10.854380                  -                 -                  -                  -
          2.350                            -                  -                 -                  -                  -
          2.360                            -                  -                 -                  -                  -
          2.370                    10.845847                  -         11.567323          15.958710           9.292906
          2.395                    10.837389                  -         11.558803          15.921963                  -
          2.400                            -                  -                 -                  -                  -
          2.410                            -                  -                 -                  -                  -
          2.420                    10.827780                  -                 -          15.885020                  -
          2.445                            -                  -                 -                  -                  -
          2.450                    10.818198                  -         11.539077          15.841708           9.242426
          2.460                            -                  -                 -                  -                  -
          2.470                    10.811680                  -         11.530762                  -                  -
          2.495                            -                  -                 -                  -                  -
          2.500                            -                  -                 -          15.768945                  -
          2.510                            -                  -                 -                  -                  -
          2.545                    10.785999                  -         11.503541                  -                  -
          2.560                            -                  -                 -                  -                  -
          2.570                    10.777404                  -         11.494384                  -                  -
          2.595                            -                  -                 -                  -                  -
          2.620                            -                  -                 -                  -                  -
          2.645                    10.751396                  -                 -                  -                  -
          2.650                    10.749949                  -         11.465573          15.552999                  -
          2.670                    10.743021                  -         11.457719                  -                  -
          2.695                    10.734706                  -         11.448796                  -                  -
          2.700                            -                  -                 -                  -                  -
          2.720                    10.726063                  -         11.441521                  -                  -
          2.745                            -                  -                 -                  -                  -
          2.750                            -                  -                 -                  -                  -
          2.760                            -                  -                 -                  -                  -
          2.800                    10.698790                  -         11.411014          15.340051                  -
          2.810                            -                  -                 -                  -                  -
          2.820                            -                  -                 -                  -                  -
          2.850                            -                  -                 -                  -                  -
          2.870                            -                  -                 -                  -                  -
          2.920                    10.658030                  -         11.367385                  -                  -
          2.945                            -                  -                 -                  -                  -


                              JNL/Eagle          JNL/Eagle         JNL/FMR          JNL/FMR         JNL/JPMorgan
                             Core Equity         SmallCap         Balanced       Capital Growth     International
                              Portfolio       Equity Portfolio   Portfolio         Portfolio       Value Portfolio
                         ------------------------------------- ---------------  ----------------- ------------------
        M&E CLASS

          2.195                    16.090967        18.375684        9.823962                  -           9.915254
          2.200                            -        18.314824               -                  -           9.908300
          2.210                    16.070678                -               -                  -                  -
          2.220                    16.057677                -               -                  -                  -
          2.245                    16.024904                -               -                  -                  -
          2.250                            -                -        9.797702                  -           9.874485
          2.270                    15.991680        18.209976        9.788740                  -                  -
          2.295                    15.958130        18.172595        9.781283          19.271968           9.844075
          2.300                    15.951957        18.164532        9.775673                  -           9.841456
          2.310                            -                -               -                  -           9.833914
          2.320                    15.925416                -        9.765692                  -           9.827559
          2.345                            -        18.097850        9.754105          19.181079           9.810711
          2.350                            -                -        9.752133                  -                  -
          2.360                            -                -               -                  -                  -
          2.370                    15.859050        18.059241        9.742654          19.133430           9.794034
          2.395                            -                -               -                  -                  -
          2.400                            -                -               -                  -           9.774026
          2.410                            -                -               -                  -                  -
          2.420                    15.793279        17.983151        9.719779                  -           9.760359
          2.445                            -                -               -                  -           9.744128
          2.450                            -        17.940366        9.706811          18.986021           9.739763
          2.460                            -                -               -                  -                  -
          2.470                            -        17.909453               -                  -           9.726952
          2.495                            -                -        9.686134                  -                  -
          2.500                            -                -        9.683850                  -                  -
          2.510                            -                -               -                  -                  -
          2.545                            -        17.799577               -                  -                  -
          2.560                            -                -        9.656446                  -                  -
          2.570                            -                -        9.651850                  -           9.660892
          2.595                            -                -               -                  -                  -
          2.620                            -                -               -                  -           9.627580
          2.645                    15.501072                -               -                  -           9.611582
          2.650                            -                -               -                  -           9.608729
          2.670                            -        17.615429               -                  -                  -
          2.695                            -                -               -                  -                  -
          2.700                            -                -               -                  -                  -
          2.720                            -        17.541764        9.585027                  -           9.561958
          2.745                            -                -               -                  -                  -
          2.750                            -                -               -                  -                  -
          2.760                            -                -               -                  -                  -
          2.800                    15.304255        17.427091        9.549439                  -           9.510693
          2.810                            -                -               -                  -                  -
          2.820                            -                -               -                  -                  -
          2.850                            -                -               -                  -                  -
          2.870                            -                -               -                  -           9.464360
          2.920                            -        17.253799               -          18.145865           9.432370
          2.945                            -                -               -                  -                  -


                           JNL/Lazard        JNL/Lazard
                            Mid Cap           Small Cap
                        Value Portfolio    Value Portfolio
                       ------------------  ----------------
        M&E CLASS

          2.195                16.329312         13.861267
          2.200                        -                 -
          2.210                        -                 -
          2.220                16.302396         13.836347
          2.245                16.275098         13.814685
          2.250                16.268989         13.807960
          2.270                16.247667         13.789451
          2.295                16.219982         13.766337
          2.300                16.213224         13.761159
          2.310                16.202938         13.751558
          2.320                16.191358                 -
          2.345                16.163939         13.717388
          2.350                        -                 -
          2.360                        -                 -
          2.370                16.136428         13.694928
          2.395                        -                 -
          2.400                        -         13.667046
          2.410                        -                 -
          2.420                16.080969         13.648032
          2.445                16.053732                 -
          2.450                16.048954         13.620975
          2.460                        -                 -
          2.470                16.026377                 -
          2.495                15.999582         13.578926
          2.500                        -                 -
          2.510                        -                 -
          2.545                15.944084                 -
          2.560                15.927781         13.517852
          2.570                15.917084         13.508857
          2.595                        -                 -
          2.620                15.862429         13.462461
          2.645                15.835422         13.439645
          2.650                15.831523         13.435504
          2.670                15.808369         13.416568
          2.695                        -                 -
          2.700                        -                 -
          2.720                15.754879                 -
          2.745                        -                 -
          2.750                        -                 -
          2.760                        -                 -
          2.800                15.669512         13.298740
          2.810                        -                 -
          2.820                        -                 -
          2.850                        -                 -
          2.870                15.593470         13.234175
          2.920                15.540974         13.189851
          2.945                        -                 -




JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                                JNL/AIM            JNL/AIM           JNL/AIM           JNL/Alger        JNL/Alliance
                               Large Cap      Premier Equity II      Small Cap           Growth            Capital
                           Growth Portfolio       Portfolio      Growth Portfolio      Portfolio      Growth Portfolio
                           ------------------ ------------------ -----------------  ----------------- ------------------
        M&E CLASS

          2.950                            -                  -                 -                  -                  -
          2.995                            -                  -                 -                  -                  -
          3.050                            -                  -                 -                  -                  -
          3.060                            -                  -                 -                  -                  -
          3.095                            -                  -                 -                  -                  -
          3.100                            -                  -                 -          14.920946                  -
          3.120                            -                  -                 -                  -                  -
          3.145                            -                  -                 -                  -                  -
          3.150                            -                  -                 -                  -                  -
          3.170                            -                  -                 -                  -                  -
          3.195                            -                  -                 -                  -                  -
          3.200                            -                  -                 -                  -                  -
          3.220                    10.557239                  -         11.259887                  -                  -
          3.245                            -                  -                 -                  -                  -
          3.250                            -                  -                 -                  -                  -
          3.270                            -                  -                 -                  -                  -
          3.300                            -                  -                 -                  -                  -
          3.370                            -                  -         11.206058                  -                  -
          3.400                            -                  -                 -                  -                  -
          3.420                            -                  -                 -                  -                  -
          3.445                            -                  -                 -                  -                  -
          3.470                            -                  -                 -                  -                  -
          3.520                            -                  -                 -                  -                  -
          3.595                            -                  -                 -                  -                  -
          3.600                    10.430682                  -         11.124630                  -                  -
          3.620                            -                  -                 -          14.222373                  -
          3.645                            -                  -                 -                  -                  -
          3.670                            -                  -                 -                  -                  -
          3.720                            -                  -                 -                  -                  -
          3.820                            -                  -                 -                  -                  -
          4.000                    10.298874                  -                 -                  -                  -

       PERSPECTIVE
  Standard Benefit                 10.495881                  -         11.397282           9.561686           5.764621
  Contract Enhancement
         Benefit                    9.968948                  -         10.518686           7.871260           7.537012



                              JNL/Eagle          JNL/Eagle        JNL/FMR           JNL/FMR         JNL/JPMorgan
                             Core Equity         SmallCap         Balanced       Capital Growth     International
                              Portfolio       Equity Portfolio   Portfolio         Portfolio       Value Portfolio
                         ------------------------------------- ---------------  ----------------- ------------------
        M&E CLASS

          2.950                            -                -               -                  -                  -
          2.995                            -                -               -                  -                  -
          3.050                            -                -               -                  -                  -
          3.060                            -                -               -                  -                  -
          3.095                            -                -               -                  -                  -
          3.100                    14.928286                -               -                  -                  -
          3.120                            -                -               -                  -                  -
          3.145                            -                -               -                  -                  -
          3.150                            -                -               -                  -                  -
          3.170                            -                -               -                  -                  -
          3.195                            -                -        9.374665                  -                  -
          3.200                            -                -               -                  -                  -
          3.220                            -                -               -                  -                  -
          3.245                            -                -               -                  -                  -
          3.250                            -                -               -                  -                  -
          3.270                            -                -               -                  -                  -
          3.300                            -                -               -                  -                  -
          3.370                            -                -               -                  -                  -
          3.400                            -                -               -                  -                  -
          3.420                            -                -               -                  -                  -
          3.445                    14.506247                -               -                  -                  -
          3.470                            -                -               -                  -                  -
          3.520                            -                -               -                  -                  -
          3.595                            -                -               -                  -                  -
          3.600                            -                -               -                  -                  -
          3.620                            -                -               -                  -           8.991598
          3.645                            -                -               -                  -                  -
          3.670                            -                -               -                  -           8.960817
          3.720                            -                -               -                  -                  -
          3.820                            -                -               -                  -                  -
          4.000                            -                -        9.028769                  -                  -

       PERSPECTIVE
  Standard Benefit                 10.473317        14.163779       10.601515          10.329951          16.847394
  Contract Enhancement
         Benefit                    9.209517        11.773427       10.622239           7.878417          16.688146


                            JNL/Lazard         JNL/Lazard
                              Mid Cap           Small Cap
                          Value Portfolio    Value Portfolio
                         ------------------  ----------------
        M&E CLASS

          2.950                          -                 -
          2.995                          -                 -
          3.050                          -                 -
          3.060                          -                 -
          3.095                          -                 -
          3.100                          -                 -
          3.120                          -                 -
          3.145                          -                 -
          3.150                          -                 -
          3.170                          -                 -
          3.195                          -                 -
          3.200                          -                 -
          3.220                  15.225557         12.922041
          3.245                          -                 -
          3.250                          -                 -
          3.270                          -                 -
          3.300                  15.142312         12.851213
          3.370                          -                 -
          3.400                          -                 -
          3.420                          -                 -
          3.445                          -                 -
          3.470                          -                 -
          3.520                          -                 -
          3.595                  14.840183                 -
          3.600                          -                 -
          3.620                  14.814425                 -
          3.645                          -                 -
          3.670                          -                 -
          3.720                          -                 -
          3.820                          -                 -
          4.000                          -         12.250761

       PERSPECTIVE
  Standard Benefit               14.377674         14.016692
  Contract Enhancement
         Benefit                 13.758884         13.578739


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                                 JNL/MCM           JNL/MCM           JNL/MCM             JNL/MCM            JNL/MCM
                                   25           Bond Index       Communications      Consumer Brands         Energy
                               Portfolio         Portfolio      Sector Portfolio    Sector Portfolio    Sector Portfolio
                             ---------------  ----------------  ------------------  ------------------  -----------------
        M&E CLASS

          1.100                           -         11.213047                   -                   -                  -
          1.250                   16.158799         11.163178            4.603328           11.009928          17.586279
          1.350                   16.119027         11.130634            4.577963           10.947399          17.493433
          1.400                   16.130478         11.114880            4.565498           10.917316          17.445663
          1.500                   16.060310         11.081225            4.540658           10.857749          17.358320
          1.550                   16.040650         11.066478                   -           10.828011          17.303074
          1.560                           -                 -                   -                   -                  -
          1.575                           -                 -                   -                   -                  -
          1.600                   16.021198         11.048506            4.515628           10.798230          17.255168
          1.645                   16.003364         11.033914                   -                   -                  -
          1.650                   16.001567         11.031832            4.503321           10.768922          17.208201
          1.670                   15.993721         11.020728                   -           10.756838          17.190435
          1.700                   15.981930         11.015572            4.490796                   -          17.160770
          1.720                           -                 -                   -                   -                  -
          1.725                           -                 -                   -                   -                  -
          1.745                   15.964053         11.001517                   -                   -                  -
          1.750                   15.962510         10.999309            4.478445           10.709412          17.113693
          1.770                   15.954242         10.992742                   -                   -          17.091866
          1.795                   15.944958         10.984895                   -                   -          16.983601
          1.800                   15.954490         10.982521            4.466326           10.680375          17.066799
          1.820                           -                 -                   -                   -                  -
          1.825                           -                 -                   -                   -                  -
          1.845                           -                 -                   -                   -                  -
          1.850                   15.923427         10.967091                   -           10.651230          17.022260
          1.870                           -                 -                   -                   -                  -
          1.895                   15.906014         10.952389                   -                   -                  -
          1.900                   15.903864         10.950928            4.441776           10.627337          16.973037
          1.910                   15.899124         10.947091                   -                   -          16.964460
          1.920                   15.896314         10.944402            4.437098           10.610293          16.954703
          1.945                   15.886469         10.936208                   -           10.595414          16.931368
          1.950                   15.884360         10.934357                   -           10.592598          16.926515
          1.960                   15.880434         10.940829                   -           10.586802          16.917381
          1.970                   15.876903         10.931765                   -                   -          16.908742
          1.995                   15.866994                 -                   -                   -          16.880729
          2.000                   15.865250         10.918237            4.417309                   -          16.880064
          2.010                           -                 -                   -                   -                  -
          2.020                   15.857613         10.911914            4.412176                   -          16.862084
          2.045                   15.847331         10.903533                   -                   -          16.838899
          2.050                   15.845911         10.902021                   -                   -                  -
          2.070                   15.850161         10.895422                   -                   -          16.815350
          2.095                   15.828491         10.887874                   -                   -                  -
          2.100                   15.826368                 -                   -                   -                  -
          2.120                   15.818358         10.879712                   -                   -          16.771487
          2.145                   15.807026         10.870531                   -                   -                  -
          2.150                   15.807260                 -                   -                   -                  -
          2.160                   15.802392                 -                   -                   -          16.728025
          2.170                   15.798651                 -                   -           10.462720          16.719024



                                   JNL/MCM
                                  Enhanced             JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM
                                S&P 500 Stock         Financial          Global        International         JNL 5
                               Index Portfolio     Sector Portfolio   15 Portfolio    Index Portfolio      Portfolio
                             --------------------  ----------------  ---------------  ----------------  -----------------
        M&E CLASS

          1.100                         8.465552                 -                -                 -                  -
          1.250                         8.394346         12.266068        15.615619         13.659915          10.913899
          1.350                         8.347201         12.189141        15.577201         13.619820          10.911375
          1.400                         8.329653                 -        15.565319         13.598509          10.909987
          1.500                         8.277096         12.096055        15.520490         13.559239                  -
          1.550                         8.253694         12.058720        15.501531         13.538476                  -
          1.560                                -                 -                -                 -                  -
          1.575                                -                 -                -                 -                  -
          1.600                         8.230801         12.025565        15.482807         13.519359          10.904800
          1.645                                -                 -        15.465405         13.501156                  -
          1.650                         8.207625         11.992602        15.463718         13.499042                  -
          1.670                         8.198385         11.980248        15.455818         13.491193                  -
          1.700                         8.184593                 -        15.444637         13.479029          10.902128
          1.720                                -                 -                -                 -                  -
          1.725                                -                 -                -                 -                  -
          1.745                                -                 -        15.427464         13.503562          10.901024
          1.750                         8.161574         11.924373        15.425951         13.458983          10.900891
          1.770                         8.152131         11.901129        15.418206         13.451001          10.900312
          1.795                         8.144404         11.897681        15.408967         13.463871          10.899591
          1.800                         8.146794         11.894281        15.422940         13.439394                  -
          1.820                                -                 -                -                 -                  -
          1.825                                -                 -                -                 -                  -
          1.845                                -                 -                -                 -                  -
          1.850                         8.115757         11.861368        15.388495         13.419561          10.898207
          1.870                                -                 -                -                 -                  -
          1.895                         8.095163                 -        15.371357         13.401596                  -
          1.900                                -                 -        15.369563         13.399721                  -
          1.910                         8.088039                 -        15.364814         13.395028          10.891357
          1.920                         8.083612         11.815928        15.361980         13.391807                  -
          1.945                         8.072576                 -        15.352749         13.380620          10.895711
          1.950                         8.070059         11.796488        15.350396         13.379722          10.895586
          1.960                         8.065669         11.789807        15.347185         13.368987          10.895336
          1.970                         8.061117         11.783628        15.230290         13.373197          10.895036
          1.995                                -                 -        15.334139                 -                  -
          2.000                                -         11.760949        15.331914         13.359732          10.894334
          2.010                                -                 -                -                 -                  -
          2.020                         8.038520         11.751578        15.324844         13.352147          10.893861
          2.045                         8.026958         11.735067        15.314653         13.341864          10.893088
          2.050                         8.024929                 -        15.313225         13.340906          10.893020
          2.070                                -         11.718788        15.333507         13.332126          10.892496
          2.095                         8.004664                 -        15.296600         13.327047                  -
          2.100                                -                 -        15.294414                 -          10.891625
          2.120                                -                 -        15.286632         13.312781                  -
          2.145                                -                 -        15.275572         13.302877          10.890436
          2.150                         7.979800                 -        15.275828         13.300868                  -
          2.160                                -                 -        15.271196                 -          10.890039
          2.170                                -         11.651815        15.267581                 -          10.889886



                                                  JNL/MCM
                               JNL/MCM        Pharmaceutical/
                               Nasdaq(R)         Healthcare
                             15 Portfolio     Sector Portfolio
                           -----------------  ----------------
        M&E CLASS

          1.100                           -                 -
          1.250                   10.847246         10.900188
          1.350                   10.844741         10.836184
          1.400                   10.843337         10.806661
          1.500                   10.840157         10.747635
          1.550                           -                 -
          1.560                           -                 -
          1.575                           -                 -
          1.600                   10.838132         10.688933
          1.645                           -         10.649525
          1.650                           -         10.659351
          1.670                           -         10.647595
          1.700                   10.835752         10.630037
          1.720                           -                 -
          1.725                           -                 -
          1.745                           -                 -
          1.750                   10.834288         10.607332
          1.770                           -         10.589079
          1.795                           -         10.580306
          1.800                           -         10.571998
          1.820                           -                 -
          1.825                           -                 -
          1.845                           -                 -
          1.850                           -         10.541427
          1.870                           -                 -
          1.895                           -                 -
          1.900                           -         10.513736
          1.910                           -         10.508019
          1.920                           -         10.501882
          1.945                           -         10.488432
          1.950                           -         10.484964
          1.960                   10.828707         10.479372
          1.970                           -         10.473714
          1.995                           -         10.458998
          2.000                   10.827682         10.456142
          2.010                           -                 -
          2.020                           -         10.445021
          2.045                           -         10.431065
          2.050                   10.826458                 -
          2.070                           -         10.416116
          2.095                           -         10.402263
          2.100                           -                 -
          2.120                           -         10.387435
          2.145                           -                 -
          2.150                           -         10.370401
          2.160                           -                 -
          2.170                           -         10.356354


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                                 JNL/MCM           JNL/MCM           JNL/MCM             JNL/MCM            JNL/MCM
                                   25           Bond Index       Communications      Consumer Brands         Energy
                               Portfolio         Portfolio      Sector Portfolio    Sector Portfolio    Sector Portfolio
                             ---------------  ----------------  ------------------  ------------------  -----------------
        M&E CLASS

          2.195                   15.789849         10.855437                   -           10.451150          16.700623
          2.200                   15.787135         10.853498                   -                   -          16.691322
          2.210                   15.783178         10.850214                   -                   -          16.682354
          2.220                   15.780146                 -                   -                   -                  -
          2.245                   15.770515         10.843329                   -                   -                  -
          2.250                   15.768230                 -                   -                   -                  -
          2.270                   15.760938         10.831617                   -                   -                  -
          2.295                   15.750898         10.823536                   -           10.393545          16.595729
          2.300                   15.745350         10.821905                   -                   -          16.599704
          2.310                   15.744679                 -                   -                   -          16.590840
          2.320                   15.741130         10.815474            4.340533                   -          16.586042
          2.345                   15.731228         10.805353                   -           10.365284          16.563436
          2.350                   15.730128                 -                   -                   -                  -
          2.360                           -                 -                   -                   -                  -
          2.370                   15.721813         10.799580            4.328555           10.351042          16.540612
          2.395                   15.712324                 -                   -                   -                  -
          2.400                   15.710251         10.789537                   -                   -                  -
          2.410                   15.706219                 -                   -                   -                  -
          2.420                   15.702675                 -                   -                   -          16.490730
          2.445                           -         10.833692                   -                   -                  -
          2.450                   15.691900                 -                   -           10.305549          16.463349
          2.460                   15.686955         10.770255                   -                   -                  -
          2.470                   15.683105         10.767483                   -                   -                  -
          2.495                   15.674204         10.759542                   -                   -                  -
          2.500                   15.672470                 -                   -                   -                  -
          2.510                   15.667840                 -                   -                   -                  -
          2.545                   15.655228                 -                   -                   -                  -
          2.560                   15.648334                 -                   -                   -          16.363993
          2.570                   15.645691         10.735753                   -                   -          16.359705
          2.595                   15.636417                 -                   -                   -          16.337677
          2.620                           -                 -                   -                   -          16.309933
          2.645                   15.616652                 -                   -                   -          16.292425
          2.650                           -         10.710288                   -                   -                  -
          2.670                   15.606810                 -                   -                   -                  -
          2.695                           -                 -                   -                   -                  -
          2.700                           -                 -                   -                   -                  -
          2.720                   15.588302         10.688056                   -                   -                  -
          2.745                           -                 -                   -                   -                  -
          2.750                   15.576996                 -                   -                   -                  -
          2.760                   15.572137                 -                   -                   -          16.184985
          2.800                           -         10.664523                   -                   -                  -
          2.810                           -                 -                   -                   -                  -
          2.820                   15.549581         10.656252                   -                   -                  -
          2.850                   15.538430                 -                   -                   -                  -
          2.870                           -                 -                   -                   -          16.086954
          2.920                   15.511312                 -                   -                   -                  -
          2.945                           -                 -                   -                   -                  -



                                 JNL/MCM
                                Enhanced             JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM
                              S&P 500 Stock         Financial          Global        International         JNL 5
                             Index Portfolio     Sector Portfolio   15 Portfolio    Index Portfolio      Portfolio
                           --------------------  ----------------  ---------------  ----------------  -----------------
        M&E CLASS

          2.195                       7.959725         11.638931        15.402311         13.282947          10.889125
          2.200                              -                 -        15.256501         13.280580          10.889107
          2.210                              -                 -        15.252566         13.276613          10.888685
          2.220                       7.948455                 -        15.249776         13.272887                  -
          2.245                       7.937343                 -        15.240407                 -          10.887825
          2.250                       7.934950         11.603669        15.238165         13.261274          10.887667
          2.270                       7.926114                 -        15.231136         13.253846          10.887152
          2.295                       7.914835         11.575063        15.221974         13.243606                  -
          2.300                       7.912760                 -        15.220139         13.242046                  -
          2.310                              -                 -        15.215402         13.237912          10.886078
          2.320                       7.903881         11.559493        15.212039         13.234060                  -
          2.345                              -                 -        15.202478                 -          10.885204
          2.350                              -                 -        15.201332                 -                  -
          2.360                              -                 -                -                 -                  -
          2.370                       7.881694         11.527460        15.193419         13.214579                  -
          2.395                       7.870438                 -        15.184167         13.204168                  -
          2.400                       7.868197                 -        15.182171         13.202541                  -
          2.410                              -                 -                -                 -                  -
          2.420                              -                 -        15.174873         13.194466          10.883334
          2.445                       7.848418                 -                -         13.218516          10.882659
          2.450                       7.846327                 -        15.164333         13.183313                  -
          2.460                              -                 -        15.159739                 -                  -
          2.470                       7.837410         11.464708        15.156543         13.175234          10.881993
          2.495                       7.826425                 -        15.147332                 -                  -
          2.500                              -                 -        15.145058                 -                  -
          2.510                              -                 -                -                 -                  -
          2.545                              -                 -        15.129070         13.146344                  -
          2.560                              -                 -        15.122807         13.139783          10.879594
          2.570                              -         11.401539        15.119762         13.136641                  -
          2.595                              -                 -        15.110559         13.127151          10.878643
          2.620                              -         11.366767                -                 -                  -
          2.645                              -                 -        15.091680         13.106752                  -
          2.650                       7.754127                 -                -                 -                  -
          2.670                              -                 -        15.082493                 -                  -
          2.695                              -                 -                -                 -          10.876097
          2.700                              -                 -                -                 -                  -
          2.720                              -                 -        15.063474         13.078148                  -
          2.745                              -                 -                -                 -                  -
          2.750                              -                 -        15.053257                 -                  -
          2.760                              -         11.279492        15.048753         13.062153                  -
          2.800                       7.693104                 -                -         13.046484          10.873258
          2.810                              -                 -                -                 -                  -
          2.820                              -                 -        15.026903         13.039348                  -
          2.850                              -                 -        15.016493         13.028743                  -
          2.870                              -         11.211357                -                 -                  -
          2.920                              -                 -                -                 -                  -
          2.945                              -                 -                -                 -                  -



                                               JNL/MCM
                            JNL/MCM        Pharmaceutical/
                            Nasdaq(R)        Healthcare
                          15 Portfolio     Sector Portfolio
                        -----------------  ----------------
        M&E CLASS

          2.195                        -         10.345025
          2.200                        -         10.338943
          2.210                        -         10.333577
          2.220                        -         10.329166
          2.245                        -                 -
          2.250                        -                 -
          2.270                        -         10.302481
          2.295                        -         10.288117
          2.300                        -         10.285454
          2.310                        -         10.276687
          2.320                        -         10.274288
          2.345                10.818653                 -
          2.350                        -                 -
          2.360                        -                 -
          2.370                        -         10.245883
          2.395                        -                 -
          2.400                        -                 -
          2.410                        -                 -
          2.420                        -         10.214752
          2.445                        -                 -
          2.450                        -         10.200971
          2.460                        -                 -
          2.470                        -         10.189846
          2.495                        -                 -
          2.500                        -                 -
          2.510                        -                 -
          2.545                        -                 -
          2.560                        -         10.136427
          2.570                        -         10.133965
          2.595                        -         10.120137
          2.620                        -         10.102910
          2.645                        -                 -
          2.650                        -                 -
          2.670                        -                 -
          2.695                        -                 -
          2.700                        -                 -
          2.720                        -                 -
          2.745                        -                 -
          2.750                        -                 -
          2.760                        -         10.025422
          2.800                        -                 -
          2.810                        -                 -
          2.820                        -                 -
          2.850                        -          9.979529
          2.870                        -          9.964854
          2.920                        -                 -
          2.945                        -                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                                JNL/MCM           JNL/MCM            JNL/MCM             JNL/MCM            JNL/MCM
                                   25           Bond Index       Communications      Consumer Brands         Energy
                               Portfolio         Portfolio      Sector Portfolio    Sector Portfolio    Sector Portfolio
                             ---------------  ----------------  ------------------  ------------------  -----------------
        M&E CLASS

          2.950                           -                 -                   -                   -                  -
          2.995                           -                 -                   -                   -                  -
          3.050                   15.462721                 -                   -                   -                  -
          3.060                           -                 -                   -                   -                  -
          3.095                           -                 -                   -                   -                  -
          3.100                   15.444617                 -                   -            9.944734          15.892596
          3.120                   15.436292                 -                   -                   -                  -
          3.145                           -                 -                   -                   -                  -
          3.150                   15.425086                 -                   -                   -                  -
          3.170                   15.417658                 -                   -                   -          15.829577
          3.195                           -         10.538868                   -                   -                  -
          3.200                           -                 -                   -                   -                  -
          3.220                           -                 -                   -                   -                  -
          3.245                           -                 -                   -                   -                  -
          3.250                           -                 -                   -                   -                  -
          3.270                           -                 -                   -                   -                  -
          3.300                   15.368439                 -                   -                   -                  -
          3.370                           -                 -                   -                   -          15.656816
          3.400                   15.331140                 -                   -                   -                  -
          3.420                           -                 -                   -                   -                  -
          3.445                   15.314099         10.460098                   -                   -                  -
          3.470                   15.304757                 -                   -                   -                  -
          3.520                   15.286310                 -                   -                   -                  -
          3.595                           -                 -                   -            9.677786                  -
          3.600                           -                 -                   -                   -                  -
          3.620                           -         10.407198                   -                   -                  -
          3.645                   15.239409                 -                   -                   -                  -
          3.670                   15.230089                 -                   -                   -          15.394036
          3.720                   15.213245                 -                   -                   -                  -
          3.820                           -         10.346481                   -                   -                  -
          4.000                           -                 -                   -                   -                  -

       PERSPECTIVE
  Standard Benefit                15.918054         10.498872           12.394842           11.055344          13.855445
  Contract Enhancement
         Benefit                  15.767254         10.399710           10.466870                   -          12.420812


                                JNL/MCM
                               Enhanced             JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM
                             S&P 500 Stock         Financial          Global        International         JNL 5
                            Index Portfolio     Sector Portfolio   15 Portfolio    Index Portfolio      Portfolio
                          --------------------  ----------------  ---------------  ----------------  -----------------
        M&E CLASS

          2.950                             -                 -                -                 -          10.869331
          2.995                             -                 -                -                 -                  -
          3.050                             -                 -        14.942953                 -                  -
          3.060                             -                 -                -                 -                  -
          3.095                             -                 -                -                 -                  -
          3.100                             -         11.075714        14.924843                 -                  -
          3.120                             -                 -        14.917437                 -                  -
          3.145                             -                 -                -                 -                  -
          3.150                             -                 -        14.906690                 -                  -
          3.170                      7.534512                 -        14.899231         12.905590                  -
          3.195                             -                 -                -         12.895315                  -
          3.200                             -                 -                -         12.893694                  -
          3.220                      7.513352                 -        14.880767                 -                  -
          3.245                             -                 -        14.871958                 -                  -
          3.250                             -                 -                -         12.874522                  -
          3.270                             -                 -                -                 -                  -
          3.300                             -                 -        14.851847                 -                  -
          3.370                             -                 -                -         12.829146                  -
          3.400                             -                 -        14.815764                 -                  -
          3.420                             -                 -                -                 -                  -
          3.445                             -                 -                -         12.799526                  -
          3.470                             -                 -        14.790301                 -                  -
          3.520                      7.387514                 -        14.772672         12.772154                  -
          3.595                             -                 -                -                 -                  -
          3.600                             -                 -                -         12.741749                  -
          3.620                             -                 -                -         12.734400                  -
          3.645                             -                 -        14.727124                 -                  -
          3.670                             -                 -                -                 -                  -
          3.720                             -                 -        14.702177                 -                  -
          3.820                             -                 -                -         12.659046                  -
          4.000                             -                 -                -                 -                  -

       PERSPECTIVE
  Standard Benefit                  14.861924         11.450981        16.248339         16.446291          11.159349
  Contract Enhancement
         Benefit                    14.721664         11.372740        16.094994         16.289062          10.413244



                                                JNL/MCM
                             JNL/MCM        Pharmaceutical/
                             Nasdaq(R)        Healthcare
                           15 Portfolio     Sector Portfolio
                         -----------------  ----------------
        M&E CLASS

          2.950                         -                 -
          2.995                         -                 -
          3.050                         -                 -
          3.060                         -                 -
          3.095                         -                 -
          3.100                         -          9.844261
          3.120                         -                 -
          3.145                         -                 -
          3.150                         -                 -
          3.170                         -          9.805210
          3.195                         -                 -
          3.200                         -                 -
          3.220                         -                 -
          3.245                         -                 -
          3.250                         -                 -
          3.270                         -                 -
          3.300                         -                 -
          3.370                         -          9.698401
          3.400                         -                 -
          3.420                         -                 -
          3.445                         -                 -
          3.470                         -                 -
          3.520                         -                 -
          3.595                         -                 -
          3.600                         -                 -
          3.620                         -          9.565977
          3.645                         -                 -
          3.670                         -                 -
          3.720                         -                 -
          3.820                         -                 -
          4.000                         -                 -

       PERSPECTIVE
  Standard Benefit               9.914938         10.426845
  Contract Enhancement
         Benefit                        -         10.355232




JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                                JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM            JNL/MCM
                            S&P 400 MidCap        S&P 500         Select Small       Small Cap          Technology
                           Index Portfolio    Index Portfolio    Cap Portfolio    Index Portfolio    Sector Portfolio
                           -----------------  ----------------------------------- -----------------  -----------------
        M&E CLASS

          1.100                           -          10.605996                 -                 -                  -
          1.250                   12.920648          10.559161         17.536004         13.241958           5.791601
          1.350                   12.882411          10.527760         17.492884         13.202646           5.756285
          1.400                   12.863211          10.511797         17.522082         13.183725                  -
          1.500                   12.825501          10.481400         17.429183         13.144291           5.711970
          1.550                   12.809953          10.465817         17.407316         13.133265                  -
          1.560                           -                  -                 -                 -                  -
          1.575                           -                  -                 -                 -                  -
          1.600                   12.787694          10.450386         17.386667         13.105511           5.678457
          1.645                   12.770587          10.436462         17.368017         13.088080           5.665486
          1.650                   12.768594          10.434912         17.365504         13.086063           5.663242
          1.670                   12.761140          10.428749         17.356896         13.078390           5.656688
          1.700                   12.749739          10.419626         17.344111         13.066768           5.647058
          1.720                           -                  -                 -                 -                  -
          1.725                           -                  -                 -                 -                  -
          1.745                           -          10.409865         17.327171         13.046493           5.633892
          1.750                   12.731043          10.404068         17.323058         13.047697                  -
          1.770                   12.723050          10.397630         17.313988         13.039023           5.622996
          1.795                   12.714044          10.390252         17.303997         13.030123                  -
          1.800                   12.712155          10.388871         17.301972         13.028155           5.616314
          1.820                           -          10.382559                 -                 -                  -
          1.825                           -                  -                 -                 -                  -
          1.845                           -                  -                 -                 -                  -
          1.850                   12.693328          10.373342         17.280487         13.008937           5.601034
          1.870                           -                  -                 -                 -                  -
          1.895                           -                  -         17.261765         12.991502                  -
          1.900                   12.674596          10.358012         17.260691         12.989654           5.585636
          1.910                   12.670163          10.354498         17.253923         12.984665           5.582449
          1.920                   12.667032          10.351893         17.251193         12.982027           5.579611
          1.945                   12.657790          10.344271         17.240558         12.972356                  -
          1.950                   12.655673          10.342549         17.238223         12.970301           5.570309
          1.960                   12.652146          10.339670         17.234363         12.966638                  -
          1.970                   12.503128          10.335464         17.230163         12.963013           5.564119
          1.995                           -                  -         17.219763                 -                  -
          2.000                   12.637134          10.327000         17.217533         12.951274           5.553709
          2.010                           -                  -                 -                 -                  -
          2.020                   12.629667          10.321298         17.209227         12.943541           5.548957
          2.045                   12.619633          10.313326         17.198070         12.933667           5.541010
          2.050                   12.618228          10.311805         17.196487         12.932095                  -
          2.070                   12.610653          10.305801         17.197259         12.924180           5.533634
          2.095                   12.616636          10.298408         17.177738         12.916573                  -
          2.100                           -                  -         17.175156                 -                  -
          2.120                   12.592297          10.290751         17.166528         12.905189           5.517165
          2.145                   12.582901          10.283118         17.154553         12.895779                  -
          2.150                   12.580991          10.281675         17.154574         12.893470                  -
          2.160                           -          10.278075         17.149397                 -                  -
          2.170                           -                  -         17.145246                 -           5.502033



                               JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM      JNL/Oppenheimer
                             The Dow SM         The S&P(R)      Value Line(R)        VIP          Global Growth
                            10 Portfolio      10 Portfolio     25 Portfolio      Portfolio         Portfolio
                          ------------------ ---------------  ---------------- --------------- ------------------
        M&E CLASS

          1.100                           -               -                 -               -          11.462639
          1.250                   14.130656       13.200490                 -       11.083687          11.399846
          1.350                   14.096946       13.168142         11.373027       11.081006          11.358717
          1.400                   14.090877       13.165501         11.371585               -          11.337183
          1.500                   14.045403       13.120351         11.368940               -          11.295748
          1.550                   14.028079       13.103973                 -               -          11.273908
          1.560                           -               -                 -               -                  -
          1.575                           -               -                 -               -                  -
          1.600                   14.011248       13.088056         11.366169       11.074381          11.254428
          1.645                   13.995795       13.073735                 -               -          11.235434
          1.650                   13.994193       13.072213                 -               -          11.234920
          1.670                   13.987323       13.065784         11.364192       11.072532          11.225590
          1.700                   13.977099       13.056470         11.363412               -          11.213183
          1.720                           -               -                 -               -                  -
          1.725                           -               -                 -               -                  -
          1.745                   13.961555       13.041433                 -       11.070478          11.196450
          1.750                   13.959978       13.040209         11.362063       11.070368          11.192637
          1.770                   13.952831       13.033571         11.361808               -          10.922049
          1.795                   13.944664       13.025871         11.360772               -          11.174186
          1.800                   13.954639       13.024288                 -               -          11.183172
          1.820                           -               -                 -               -          11.163973
          1.825                           -               -                 -               -                  -
          1.845                           -               -                 -               -                  -
          1.850                   13.925873       13.008425         11.359242               -          11.151717
          1.870                           -               -                 -               -                  -
          1.895                   13.910610       12.994129                 -               -                  -
          1.900                   13.908818       12.992924                 -               -          11.131845
          1.910                   13.904522       12.988814                 -       11.066555          11.126673
          1.920                   13.902103       12.986141         11.357352               -          11.123022
          1.945                   13.893574       12.978103         11.356715               -          11.111814
          1.950                   13.891706       12.976517         11.356537               -          11.110869
          1.960                   13.888482       12.973274         11.356308               -          11.106869
          1.970                   13.865276       12.970302         11.356054       11.064564          11.101833
          1.995                   13.876492       12.962178                 -               -                  -
          2.000                   13.874963       12.960663         11.355196       11.063673          11.090266
          2.010                           -               -                 -               -                  -
          2.020                   13.868203       12.954359         11.354613               -          11.082359
          2.045                   13.858669       12.946121         11.353967               -          11.069223
          2.050                   13.857982       12.944978         11.353876               -          11.070157
          2.070                   13.850321       13.031229         11.353241       11.061873          11.061223
          2.095                   13.842932       12.930793         11.352540               -          11.051889
          2.100                   13.840904       12.928938                 -               -                  -
          2.120                   13.834037       12.922508                 -               -          11.041454
          2.145                   13.823016       12.910276                 -               -          11.031454
          2.150                   13.824174       12.913388                 -               -          11.029550
          2.160                   13.819993       12.909420         11.350770       11.059421          11.024976
          2.170                           -               -         11.350520               -          11.020956



                         JNL/Oppenheimer      JNL/PIMCO
                             Growth          Total Return
                           Portfolio        Bond Portfolio
                       ------------------- -----------------
        M&E CLASS

          1.100                         -         14.256836
          1.250                  8.250535         14.111539
          1.350                  8.220337         14.015198
          1.400                  8.222410         13.967557
          1.500                  8.175201         13.872433
          1.550                         -         13.825006
          1.560                         -                 -
          1.575                         -                 -
          1.600                  8.145110         13.777915
          1.645                  8.129840         13.735763
          1.650                         -         13.730879
          1.670                  8.123569         13.712195
          1.700                  8.115313         13.683865
          1.720                         -                 -
          1.725                         -                 -
          1.745                  8.124322         13.641236
          1.750                  8.100701         13.637278
          1.770                  8.094526         13.618433
          1.795                  8.087209         13.595601
          1.800                         -         13.590897
          1.820                  8.079716         13.572303
          1.825                         -                 -
          1.845                         -                 -
          1.850                  8.070946         13.544477
          1.870                         -                 -
          1.895                         -         13.511518
          1.900                  8.055873         13.498121
          1.910                         -         13.488492
          1.920                  8.049955         13.479859
          1.945                  8.042741         13.456744
          1.950                  8.041186         13.452222
          1.960                  8.039297         13.443720
          1.970                         -         13.433843
          1.995                  8.027845         13.410922
          2.000                  8.026585         13.406321
          2.010                         -                 -
          2.020                  8.020615         13.387858
          2.045                         -         13.364774
          2.050                  8.011854         13.360566
          2.070                         -         13.342015
          2.095                  7.998814         13.319566
          2.100                         -                 -
          2.120                         -         13.296600
          2.145                  7.984264         13.274078
          2.150                         -         13.269572
          2.160                         -                 -
          2.170                         -                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:

                                JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM            JNL/MCM
                            S&P 400 MidCap        S&P 500         Select Small       Small Cap          Technology
                           Index Portfolio    Index Portfolio    Cap Portfolio    Index Portfolio    Sector Portfolio
                           -----------------  ----------------------------------- -----------------  -----------------
        M&E CLASS

          2.195                   12.564130          10.351127         17.134947         12.876485           5.496017
          2.200                   12.561886          10.265906         17.132695         12.874187                  -
          2.210                   12.558112          10.262822         17.128334         12.870286           5.489882
          2.220                           -          10.260259         17.125189                 -                  -
          2.245                   12.545401                  -         17.114695                 -                  -
          2.250                   12.543560          10.251032         17.112166         12.855475           5.479298
          2.270                   12.536548          10.245233         17.104309         12.848248                  -
          2.295                   12.526990          10.237365         17.093352         12.838865                  -
          2.300                   12.544662          10.236460         17.089810         12.853221                  -
          2.310                   12.521608          10.233065         17.086683         12.833667           5.459670
          2.320                   12.517875          10.229941         17.082845         12.829085           5.458389
          2.345                           -          10.222163         17.072211                 -                  -
          2.350                           -                  -         17.070842                 -                  -
          2.360                           -                  -                 -                 -                  -
          2.370                   12.499466          10.214941         17.061893         12.810183           5.441032
          2.395                   12.489592          10.207374         17.051566         12.800178                  -
          2.400                   12.488038          10.205588         17.049349         12.798521           5.434382
          2.410                           -                  -                 -                 -                  -
          2.420                           -          10.198867         17.041069                 -                  -
          2.445                           -                  -                 -         12.853749                  -
          2.450                   12.468670          10.190829         17.029194         12.780040           5.418782
          2.460                   12.465527          10.187143                 -         12.775374                  -
          2.470                   12.462320          10.184580                 -         12.772146           5.413578
          2.495                           -                  -                 -                 -                  -
          2.500                           -                  -         17.007823                 -                  -
          2.510                           -                  -                 -                 -                  -
          2.545                   12.434883          10.162143         16.989702         12.744001                  -
          2.560                   12.428690          10.157052         16.982542         12.737614                  -
          2.570                   12.425806          10.154682         16.979461         12.734620           5.383790
          2.595                   12.416606          10.147174                 -         12.724991                  -
          2.620                           -                  -         16.957427                 -           5.367381
          2.645                   12.397830          10.131562         16.947660         12.706055                  -
          2.650                   12.396335          10.131669         16.946177         12.704728                  -
          2.670                           -                  -         16.937065                 -                  -
          2.695                           -                  -                 -                 -                  -
          2.700                           -                  -                 -                 -                  -
          2.720                   12.370344          10.109485         16.916000         12.677991                  -
          2.745                           -                  -                 -                 -                  -
          2.750                           -                  -         16.904204                 -                  -
          2.760                   12.355176          10.097036         16.899640         12.662366                  -
          2.800                   12.341468          10.085826         16.883846         12.648432                  -
          2.810                           -                  -                 -                 -                  -
          2.820                   12.333887          10.079745                 -         12.640362                  -
          2.850                   12.322896          10.070709         16.863353         12.633438                  -
          2.870                           -                  -                 -                 -           5.294009
          2.920                           -                  -                 -                 -                  -
          2.945                           -                  -                 -                 -                  -



                             JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM      JNL/Oppenheimer
                           The Dow SM         The S&P(R)      Value Line(R)        VIP          Global Growth
                          10 Portfolio      10 Portfolio     25 Portfolio      Portfolio         Portfolio
                        ------------------ ---------------  ---------------- --------------- ------------------
        M&E CLASS

          2.195                 13.808490       12.899348         11.349825               -          11.011825
          2.200                 13.806636       12.896896         11.349702       11.058399                  -
          2.210                 13.803204       12.893741         11.349356       11.058102                  -
          2.220                 13.800518       12.891261                 -               -          11.001132
          2.245                 13.792073       12.883319         11.348491               -          10.990907
          2.250                 13.790101       12.881498         11.348284               -          10.988687
          2.270                 13.783716       12.875520         11.347868               -          10.981158
          2.295                 13.774889       12.867337                 -               -          10.966749
          2.300                 13.772004       12.863855                 -               -          10.969007
          2.310                 13.770144       12.862055         11.346635       11.055428          10.964382
          2.320                 13.766431       12.859349                 -               -          10.960867
          2.345                 13.757535       12.851355         11.345823               -          10.950004
          2.350                 13.756812       12.850425                 -               -                  -
          2.360                         -               -                 -               -                  -
          2.370                 13.749595       12.843735         11.345152       11.053929          10.940637
          2.395                 13.741186       12.835799                 -               -          10.930731
          2.400                 13.739623       12.834145                 -               -          10.928604
          2.410                         -               -                 -               -                  -
          2.420                 13.732774       12.827977                 -               -          10.920282
          2.445                         -               -                 -               -                  -
          2.450                 13.723216       12.818887                 -               -          10.908819
          2.460                 13.719112       12.815140                 -               -                  -
          2.470                 13.716126       12.812407         11.342313               -                  -
          2.495                 13.707847       12.804670                 -               -                  -
          2.500                 13.706233       12.802903                 -               -                  -
          2.510                         -               -                 -               -                  -
          2.545                 13.691347       12.789206                 -               -                  -
          2.560                 13.685327       12.783373         11.339913       11.049274          10.864343
          2.570                 13.682871       12.781442                 -               -          10.860748
          2.595                 13.674514       12.773586         11.338872               -                  -
          2.620                         -               -                 -               -                  -
          2.645                 13.657491       12.757665                 -               -          10.830657
          2.650                         -               -                 -               -          10.816528
          2.670                 13.649018       12.749711                 -               -                  -
          2.695                         -               -                 -               -                  -
          2.700                         -               -                 -               -                  -
          2.720                 13.632834       12.734527         11.335448               -                  -
          2.745                         -               -                 -               -                  -
          2.750                 13.622845       12.725012                 -               -                  -
          2.760                 13.618788       12.721257                 -       11.043498                  -
          2.800                         -               -                 -               -          10.769589
          2.810                         -               -                 -               -                  -
          2.820                 13.598902       12.702940                 -               -                  -
          2.850                 13.589399       12.694032                 -               -                  -
          2.870                         -               -                 -               -                  -
          2.920                         -               -                 -               -                  -
          2.945                         -               -                 -               -                  -



                        JNL/Oppenheimer      JNL/PIMCO
                            Growth          Total Return
                          Portfolio        Bond Portfolio
                      ------------------- -----------------
        M&E CLASS

          2.195                 7.968197         13.228778
          2.200                        -         13.223498
          2.210                        -         13.214570
          2.220                 7.961619         13.206113
          2.245                        -         13.183656
          2.250                        -         13.178584
          2.270                 7.947622         13.161199
          2.295                 7.939876         13.137856
          2.300                 7.933356         13.134005
          2.310                        -                 -
          2.320                 7.932622         13.116230
          2.345                        -         13.093464
          2.350                        -                 -
          2.360                        -                 -
          2.370                        -         13.071488
          2.395                        -                 -
          2.400                        -                 -
          2.410                        -                 -
          2.420                        -         13.026166
          2.445                        -         13.004458
          2.450                 7.895114         13.000198
          2.460                        -                 -
          2.470                 7.889167         12.982430
          2.495                        -         12.960272
          2.500                        -         12.955600
          2.510                        -                 -
          2.545                        -                 -
          2.560                        -         12.902097
          2.570                        -         12.893880
          2.595                        -                 -
          2.620                        -         12.849117
          2.645                        -                 -
          2.650                        -         12.827134
          2.670                        -                 -
          2.695                        -                 -
          2.700                        -                 -
          2.720                        -         12.763575
          2.745                        -                 -
          2.750                        -                 -
          2.760                        -                 -
          2.800                 7.799262         12.692867
          2.810                        -                 -
          2.820                        -                 -
          2.850                        -                 -
          2.870                        -         12.631273
          2.920                 7.760052         12.588651
          2.945                 7.752652                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                               JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
                            S&P 400 MidCap        S&P 500         Select Small       Small Cap          Technology
                           Index Portfolio    Index Portfolio    Cap Portfolio    Index Portfolio    Sector Portfolio
                           -----------------  ----------------------------------- -----------------  -----------------
        M&E CLASS

          2.950                           -                  -                 -                 -                  -
          2.995                           -                  -                 -                 -                  -
          3.050                           -                  -         16.780692                 -                  -
          3.060                           -                  -                 -                 -                  -
          3.095                           -                  -                 -                 -                  -
          3.100                           -                  -         16.760847                 -           5.230077
          3.120                           -                  -                 -                 -                  -
          3.145                           -                  -                 -                 -                  -
          3.150                           -                  -         16.739965                 -                  -
          3.170                           -           9.975711         16.731707                 -                  -
          3.195                   12.197951           9.968077                 -                 -                  -
          3.200                   12.195889           9.966885                 -         12.499128                  -
          3.220                           -                  -                 -                 -                  -
          3.245                           -                  -         16.700970                 -                  -
          3.250                   12.177718           9.952002                 -         12.480409                  -
          3.270                           -                  -                 -                 -                  -
          3.300                           -                  -         16.678370                 -                  -
          3.370                   12.134554           9.916772                 -         12.436165                  -
          3.400                           -                  -         16.637820                 -                  -
          3.420                           -                  -                 -                 -                  -
          3.445                   12.107291           9.894949         16.619383         12.408782                  -
          3.470                           -                  -         16.609243                 -                  -
          3.520                   12.081016           9.872955         16.589115         12.381075                  -
          3.595                           -           9.850978                 -                 -                  -
          3.600                   12.052192           9.849379                 -         12.351772                  -
          3.620                   12.045221           9.843696                 -         12.344704                  -
          3.645                   12.036176                  -         16.537982         12.335381                  -
          3.670                   12.027305                  -                 -         12.326195                  -
          3.720                           -                  -         16.510166                 -                  -
          3.820                   11.973757           9.785439                 -         12.271545                  -
          4.000                           -                  -                 -                 -                  -

       PERSPECTIVE
  Standard Benefit                15.802745          14.522206         16.957263         17.539136          10.049480
  Contract Enhancement
         Benefit                  15.653496          14.383843         16.797430         17.373901           9.933964



                              JNL/MCM          JNL/MCM           JNL/MCM         JNL/MCM       JNL/Oppenheimer
                            The Dow SM         The S&P(R)      Value Line(R)        VIP          Global Growth
                           10 Portfolio      10 Portfolio     25 Portfolio      Portfolio         Portfolio
                         ------------------ ---------------  ---------------- --------------- ------------------
        M&E CLASS

          2.950                          -               -                 -               -                  -
          2.995                          -               -                 -               -                  -
          3.050                  13.522901       12.631938                 -               -                  -
          3.060                          -               -                 -               -                  -
          3.095                          -               -                 -               -                  -
          3.100                  13.506269               -                 -               -          10.651708
          3.120                          -       12.610360                 -               -          10.643664
          3.145                          -               -                 -               -                  -
          3.150                  13.490061       12.601205                 -               -                  -
          3.170                  13.483497       12.595091                 -               -                  -
          3.195                          -               -                 -               -                  -
          3.200                          -               -                 -               -                  -
          3.220                  13.466509               -                 -               -                  -
          3.245                          -               -                 -               -                  -
          3.250                          -               -                 -               -                  -
          3.270                          -               -                 -               -                  -
          3.300                  13.440488       12.554897                 -               -          10.573497
          3.370                          -       12.533463                 -               -                  -
          3.400                  13.407912       12.524397                 -               -                  -
          3.420                          -               -                 -               -                  -
          3.445                          -               -                 -               -                  -
          3.470                  13.384779       12.502873                 -               -                  -
          3.520                  13.368792       12.487792                 -               -                  -
          3.595                          -               -                 -               -                  -
          3.600                          -               -                 -               -                  -
          3.620                          -               -                 -               -                  -
          3.645                  13.327544       12.449479                 -               -                  -
          3.670                          -       12.441864                 -               -                  -
          3.720                  13.303897       12.427820                 -               -                  -
          3.820                          -               -                 -               -                  -
          4.000                          -       12.342253                 -               -                  -

       PERSPECTIVE
  Standard Benefit               14.493370       12.392946         11.824912       10.014980          11.337711
  Contract Enhancement
         Benefit                 14.354826       12.275395         11.013686               -          11.033041



                         JNL/Oppenheimer       JNL/PIMCO
                              Growth          Total Return
                            Portfolio        Bond Portfolio
                        ------------------- -----------------
        M&E CLASS

          2.950                          -                 -
          2.995                          -                 -
          3.050                          -                 -
          3.060                          -                 -
          3.095                          -                 -
          3.100                          -         12.434946
          3.120                          -                 -
          3.145                          -                 -
          3.150                          -                 -
          3.170                          -                 -
          3.195                          -         12.353975
          3.200                          -                 -
          3.220                          -                 -
          3.245                          -                 -
          3.250                          -                 -
          3.270                          -                 -
          3.300                          -                 -
          3.370                          -         12.207240
          3.400                          -                 -
          3.420                          -                 -
          3.445                          -         12.144803
          3.470                          -                 -
          3.520                          -                 -
          3.595                          -                 -
          3.600                          -                 -
          3.620                          -         12.000458
          3.645                          -                 -
          3.670                          -                 -
          3.720                          -                 -
          3.820                          -                 -
          4.000                          -         11.692133

       PERSPECTIVE
  Standard Benefit                8.333560         11.168314
  Contract Enhancement
         Benefit                  8.132931         11.020575




JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                               JNL/PPM            JNL/Putnam         JNL/Putnam         JNL/Putnam        JNL/Putnam
                          America High Yield        Equity        International       Midcap Growth      Value Equity
                            Bond Portfolio        Portfolio      Equity Portfolio       Portfolio          Portfolio
                          -------------------  ----------------  -----------------  ------------------  ----------------
       M&E CLASS

         1.100                             -                 -                  -                   -                 -
         1.250                             -         20.488089          13.677913            7.631388         20.132020
         1.350                             -                 -                  -                   -         19.921797
         1.400                             -         20.193639          13.481858            7.578489         19.827016
         1.500                             -         20.000405          13.351843            7.542834         19.636912
         1.550                             -                 -                  -                   -                 -
         1.560                             -                 -                  -                   -                 -
         1.575                             -                 -                  -                   -                 -
         1.600                             -         19.807187          13.224145            7.508118         19.449082
         1.645                             -                 -                  -                   -                 -
         1.650                             -                 -                  -            7.489883         19.354765
         1.670                             -                 -          13.135361                   -         19.317596
         1.700                             -         19.618321                  -            7.472466         19.261838
         1.720                             -                 -                  -                   -                 -
         1.725                             -                 -                  -                   -                 -
         1.745                             -                 -                  -                   -                 -
         1.750                             -         19.523996          13.033628            7.455448         19.169244
         1.770                             -                 -          13.009091            7.448139         19.133287
         1.795                             -         19.439528          12.978629            7.439741         19.086318
         1.800                             -                 -          12.971903            7.437762         19.076573
         1.820                             -                 -                  -                   -         19.040424
         1.825                             -                 -                  -                   -                 -
         1.845                             -                 -                  -                   -                 -
         1.850                             -                 -          12.909544            7.420983         18.985350
         1.870                             -                 -                  -                   -                 -
         1.895                             -                 -                  -                   -                 -
         1.900                             -                 -          12.847693            7.403010                 -
         1.910                             -                 -                  -                   -                 -
         1.920                             -         19.206654          12.822891            7.396349         18.857805
         1.945                             -                 -                  -                   -         18.812137
         1.950                             -         19.150728                  -            7.385833         18.802418
         1.960                             -         19.133188          12.772643            7.381477         18.785224
         1.970                             -                 -                  -            7.379232         18.767121
         1.995                             -                 -                  -                   -                 -
         2.000                             -         19.058259          12.724429            7.369029         18.712997
         2.010                             -                 -                  -                   -                 -
         2.020                             -                 -          12.699829            7.361452         18.677008
         2.045                             -                 -                  -                   -         18.631216
         2.050                             -                 -          12.663096                   -                 -
         2.070                             -                 -          12.638108            7.352247                 -
         2.095                             -         18.885560          12.608246                   -         18.542615
         2.100                             -                 -                  -                   -                 -
         2.120                             -                 -                  -                   -         18.496834
         2.145                             -                 -          12.546829            7.318911                 -
         2.150                             -                 -          12.541698                   -         18.444476
         2.160                             -                 -          12.528611            7.313564                 -
         2.170                             -                 -                  -                   -                 -



                                                                               JNL/S&P Equity
                         JNL/S&P Core       JNL/S&P Core      JNL/S&P Core       Aggressive      JNL/S&P Equity
                           Index 50           Index 75         Index 100           Growth            Growth
                           Portfolio          Portfolio        Portfolio         Portfolio I       Portfolio I
                       ------------------  ---------------- ----------------- ------------------ ----------------
       M&E CLASS

         1.100                         -                 -                 -                  -                -
         1.250                         -                 -                 -                  -                -
         1.350                         -                 -                 -                  -                -
         1.400                         -                 -                 -                  -                -
         1.500                         -                 -                 -                  -                -
         1.550                         -                 -                 -                  -                -
         1.560                         -                 -                 -                  -                -
         1.575                         -                 -                 -                  -                -
         1.600                         -                 -                 -                  -                -
         1.645                         -                 -                 -                  -                -
         1.650                         -                 -                 -                  -                -
         1.670                         -                 -                 -                  -                -
         1.700                         -                 -                 -                  -                -
         1.720                         -                 -                 -                  -                -
         1.725                         -                 -                 -                  -                -
         1.745                         -                 -                 -                  -                -
         1.750                         -                 -                 -                  -                -
         1.770                         -                 -                 -                  -                -
         1.795                         -                 -                 -                  -                -
         1.800                         -                 -                 -                  -                -
         1.820                         -                 -                 -                  -                -
         1.825                         -                 -                 -                  -                -
         1.845                         -                 -                 -                  -                -
         1.850                         -                 -                 -                  -                -
         1.870                         -                 -                 -                  -                -
         1.895                         -                 -                 -                  -                -
         1.900                         -                 -                 -                  -                -
         1.910                         -                 -                 -                  -                -
         1.920                         -                 -                 -                  -                -
         1.945                         -                 -                 -                  -                -
         1.950                         -                 -                 -                  -                -
         1.960                         -                 -                 -                  -                -
         1.970                         -                 -                 -                  -                -
         1.995                         -                 -                 -                  -                -
         2.000                         -                 -                 -                  -                -
         2.010                         -                 -                 -                  -                -
         2.020                         -                 -                 -                  -                -
         2.045                         -                 -                 -                  -                -
         2.050                         -                 -                 -                  -                -
         2.070                         -                 -                 -                  -                -
         2.095                         -                 -                 -                  -                -
         2.100                         -                 -                 -                  -                -
         2.120                         -                 -                 -                  -                -
         2.145                         -                 -                 -                  -                -
         2.150                         -                 -                 -                  -                -
         2.160                         -                 -                 -                  -                -
         2.170                         -                 -                 -                  -                -


                           JNL/S&P            JNL/S&P
                           Managed            Managed
                         Aggressive        Conservative
                      Growth Portfolio       Portfolio
                      ------------------  ----------------
       M&E CLASS

         1.100                        -                 -
         1.250                12.808455                 -
         1.350                12.721902         10.316431
         1.400                12.679347                 -
         1.500                12.594229         10.312632
         1.550                12.551472         10.311441
         1.560                        -                 -
         1.575                        -                 -
         1.600                12.509688                 -
         1.645                12.470525                 -
         1.650                12.467257                 -
         1.670                12.450872                 -
         1.700                12.425756         10.307755
         1.720                        -                 -
         1.725                        -                 -
         1.745                12.387936         10.306565
         1.750                12.383955         10.306488
         1.770                12.367022         10.305970
         1.795                12.346499         10.305422
         1.800                12.342507                 -
         1.820                12.325800                 -
         1.825                        -                 -
         1.845                        -                 -
         1.850                12.300875                 -
         1.870                        -                 -
         1.895                        -                 -
         1.900                12.259027                 -
         1.910                        -         10.302447
         1.920                12.242988                 -
         1.945                12.222530         10.301685
         1.950                12.218142                 -
         1.960                12.210048         10.301277
         1.970                12.202169         10.301052
         1.995                12.180801                 -
         2.000                12.177207         10.300330
         2.010                        -                 -
         2.020                12.162290         10.299787
         2.045                12.139809         10.299211
         2.050                12.136316                 -
         2.070                12.119427         10.298588
         2.095                12.099518                 -
         2.100                        -                 -
         2.120                12.078782                 -
         2.145                12.058895                 -
         2.150                12.054726                 -
         2.160                12.045763                 -
         2.170                12.036703                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                               JNL/PPM            JNL/Putnam         JNL/Putnam         JNL/Putnam        JNL/Putnam
                          America High Yield        Equity        International       Midcap Growth      Value Equity
                            Bond Portfolio        Portfolio      Equity Portfolio       Portfolio          Portfolio
                          -------------------  ----------------  -----------------  ------------------  ----------------
       M&E CLASS

         2.195                             -                 -                  -            7.297881                 -
         2.200                             -                 -                  -                   -                 -
         2.210                             -                 -                  -                   -                 -
         2.220                             -                 -          12.457064                   -                 -
         2.245                             -                 -                  -                   -                 -
         2.250                             -                 -                  -                   -                 -
         2.270                             -         18.569686          12.400218                   -         18.231942
         2.295                             -         18.523879                  -            7.267686         18.188479
         2.300                             -         18.516185          12.361877            7.266322         18.179857
         2.310                             -                 -                  -                   -                 -
         2.320                             -                 -                  -            7.259191         18.143999
         2.345                             -                 -                  -                   -                 -
         2.350                             -                 -                  -                   -                 -
         2.360                             -                 -                  -                   -                 -
         2.370                             -                 -          12.278179                   -         18.056899
         2.395                             -                 -                  -            7.234254                 -
         2.400                             -                 -                  -                   -                 -
         2.410                             -                 -                  -                   -                 -
         2.420                             -                 -                  -                   -                 -
         2.445                             -                 -          12.189280                   -                 -
         2.450                             -                 -                  -                   -                 -
         2.460                             -                 -                  -                   -                 -
         2.470                             -                 -                  -                   -                 -
         2.495                             -                 -                  -                   -                 -
         2.500                             -                 -                  -            7.198599         17.832327
         2.510                             -                 -                  -                   -                 -
         2.545                             -                 -                  -                   -                 -
         2.560                             -                 -          12.054854                   -                 -
         2.570                             -                 -          12.044318                   -                 -
         2.595                             -                 -                  -                   -                 -
         2.620                             -                 -          11.985212                   -                 -
         2.645                             -                 -                  -                   -                 -
         2.650                             -                 -          11.951533            7.161141                 -
         2.670                             -                 -                  -                   -                 -
         2.695                             -                 -                  -                   -                 -
         2.700                             -                 -                  -                   -                 -
         2.720                             -                 -          11.873542                   -         17.458222
         2.745                             -                 -                  -                   -                 -
         2.750                             -                 -                  -                   -                 -
         2.760                             -                 -                  -                   -                 -
         2.800                             -                 -          11.780192            7.098675         17.324667
         2.810                             -                 -                  -                   -                 -
         2.820                             -                 -                  -                   -                 -
         2.850                             -                 -                  -                   -                 -
         2.870                             -                 -          11.699840                   -                 -
         2.920                             -                 -                  -                   -                 -
         2.945                             -                 -                  -                   -                 -


                                                                                 JNL/S&P Equity
                          JNL/S&P Core       JNL/S&P Core      JNL/S&P Core       Aggressive      JNL/S&P Equity
                            Index 50           Index 75         Index 100           Growth            Growth
                            Portfolio          Portfolio        Portfolio         Portfolio I       Portfolio I
                        ------------------  ---------------- ----------------- ------------------ ----------------
       M&E CLASS

         2.195                          -                 -                 -                  -                -
         2.200                          -                 -                 -                  -                -
         2.210                          -                 -                 -                  -                -
         2.220                          -                 -                 -                  -                -
         2.245                          -                 -                 -                  -                -
         2.250                          -                 -                 -                  -                -
         2.270                          -                 -                 -                  -                -
         2.295                          -                 -                 -                  -                -
         2.300                          -                 -                 -                  -                -
         2.310                          -                 -                 -                  -                -
         2.320                          -                 -                 -                  -                -
         2.345                          -                 -                 -                  -                -
         2.350                          -                 -                 -                  -                -
         2.360                          -                 -                 -                  -                -
         2.370                          -                 -                 -                  -                -
         2.395                          -                 -                 -                  -                -
         2.400                          -                 -                 -                  -                -
         2.410                          -                 -                 -                  -                -
         2.420                          -                 -                 -                  -                -
         2.445                          -                 -                 -                  -                -
         2.450                          -                 -                 -                  -                -
         2.460                          -                 -                 -                  -                -
         2.470                          -                 -                 -                  -                -
         2.495                          -                 -                 -                  -                -
         2.500                          -                 -                 -                  -                -
         2.510                          -                 -                 -                  -                -
         2.545                          -                 -                 -                  -                -
         2.560                          -                 -                 -                  -                -
         2.570                          -                 -                 -                  -                -
         2.595                          -                 -                 -                  -                -
         2.620                          -                 -                 -                  -                -
         2.645                          -                 -                 -                  -                -
         2.650                          -                 -                 -                  -                -
         2.670                          -                 -                 -                  -                -
         2.695                          -                 -                 -                  -                -
         2.700                          -                 -                 -                  -                -
         2.720                          -                 -                 -                  -                -
         2.745                          -                 -                 -                  -                -
         2.750                          -                 -                 -                  -                -
         2.760                          -                 -                 -                  -                -
         2.800                          -                 -                 -                  -                -
         2.810                          -                 -                 -                  -                -
         2.820                          -                 -                 -                  -                -
         2.850                          -                 -                 -                  -                -
         2.870                          -                 -                 -                  -                -
         2.920                          -                 -                 -                  -                -
         2.945                          -                 -                 -                  -                -



                           JNL/S&P            JNL/S&P
                           Managed            Managed
                         Aggressive        Conservative
                      Growth Portfolio       Portfolio
                      ------------------  ----------------
       M&E CLASS

         2.195                12.017140         10.295495
         2.200                        -                 -
         2.210                        -                 -
         2.220                11.997626                 -
         2.245                        -         10.294252
         2.250                11.973723                 -
         2.270                11.957755                 -
         2.295                11.937833                 -
         2.300                11.933605                 -
         2.310                11.925626                 -
         2.320                11.917021         10.292392
         2.345                11.702128         10.291771
         2.350                        -                 -
         2.360                11.883609                 -
         2.370                11.876949                 -
         2.395                11.856960                 -
         2.400                        -                 -
         2.410                        -                 -
         2.420                11.835728         10.289787
         2.445                11.817682                 -
         2.450                11.813115                 -
         2.460                        -                 -
         2.470                11.797559                 -
         2.495                        -                 -
         2.500                11.772611                 -
         2.510                        -                 -
         2.545                        -                 -
         2.560                11.724610                 -
         2.570                11.718483                 -
         2.595                        -                 -
         2.620                        -                 -
         2.645                11.658946                 -
         2.650                11.655654                 -
         2.670                11.639348                 -
         2.695                        -                 -
         2.700                        -                 -
         2.720                        -                 -
         2.745                11.589595                 -
         2.750                        -                 -
         2.760                        -                 -
         2.800                11.538423                 -
         2.810                        -         10.280124
         2.820                11.522343                 -
         2.850                11.498248                 -
         2.870                        -                 -
         2.920                        -         10.277468
         2.945                11.425623                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                               JNL/PPM           JNL/Putnam         JNL/Putnam         JNL/Putnam         JNL/Putnam
                          America High Yield        Equity        International       Midcap Growth      Value Equity
                            Bond Portfolio        Portfolio      Equity Portfolio       Portfolio          Portfolio
                          -------------------  ----------------  -----------------  ------------------  ----------------
       M&E CLASS

         2.950                             -                 -                  -                   -                 -
         2.995                             -                 -                  -                   -                 -
         3.050                             -                 -                  -                   -                 -
         3.060                             -                 -                  -                   -                 -
         3.095                             -                 -                  -                   -                 -
         3.100                             -                 -                  -                   -                 -
         3.120                             -                 -                  -                   -                 -
         3.145                             -                 -                  -                   -                 -
         3.150                             -                 -                  -                   -                 -
         3.170                             -                 -                  -                   -                 -
         3.195                             -                 -                  -                   -                 -
         3.200                             -                 -                  -                   -                 -
         3.220                             -                 -                  -            6.960762                 -
         3.245                             -                 -                  -                   -                 -
         3.250                             -                 -                  -                   -                 -
         3.270                             -                 -                  -                   -                 -
         3.300                             -                 -                  -                   -                 -
         3.370                             -                 -                  -                   -                 -
         3.400                             -                 -                  -                   -                 -
         3.420                             -                 -                  -                   -                 -
         3.445                             -                 -                  -                   -                 -
         3.470                             -                 -                  -                   -                 -
         3.520                             -                 -                  -                   -                 -
         3.595                             -                 -                  -                   -                 -
         3.600                             -                 -                  -                   -                 -
         3.620                             -                 -                  -                   -         16.007678
         3.645                             -                 -                  -                   -                 -
         3.670                             -                 -                  -                   -                 -
         3.720                             -                 -                  -                   -                 -
         3.820                             -                 -                  -                   -                 -
         4.000                             -                 -                  -                   -                 -

      PERSPECTIVE
  Standard Benefit                         -          8.682827          10.047436            7.846201          9.968647
  Contract Enhancement
        Benefit                            -          8.381625           9.870805            8.504778          9.480342


                                                                                JNL/S&P Equity
                          JNL/S&P Core       JNL/S&P Core      JNL/S&P Core       Aggressive      JNL/S&P Equity
                            Index 50           Index 75         Index 100           Growth            Growth
                            Portfolio          Portfolio        Portfolio         Portfolio I       Portfolio I
                        ------------------  ---------------- ----------------- ------------------ ----------------
       M&E CLASS

         2.950                          -                 -                 -                  -                -
         2.995                          -                 -                 -                  -                -
         3.050                          -                 -                 -                  -                -
         3.060                          -                 -                 -                  -                -
         3.095                          -                 -                 -                  -                -
         3.100                          -                 -                 -                  -                -
         3.120                          -                 -                 -                  -                -
         3.145                          -                 -                 -                  -                -
         3.150                          -                 -                 -                  -                -
         3.170                          -                 -                 -                  -                -
         3.195                          -                 -                 -                  -                -
         3.200                          -                 -                 -                  -                -
         3.220                          -                 -                 -                  -                -
         3.245                          -                 -                 -                  -                -
         3.250                          -                 -                 -                  -                -
         3.270                          -                 -                 -                  -                -
         3.300                          -                 -                 -                  -                -
         3.370                          -                 -                 -                  -                -
         3.400                          -                 -                 -                  -                -
         3.420                          -                 -                 -                  -                -
         3.445                          -                 -                 -                  -                -
         3.470                          -                 -                 -                  -                -
         3.520                          -                 -                 -                  -                -
         3.595                          -                 -                 -                  -                -
         3.600                          -                 -                 -                  -                -
         3.620                          -                 -                 -                  -                -
         3.645                          -                 -                 -                  -                -
         3.670                          -                 -                 -                  -                -
         3.720                          -                 -                 -                  -                -
         3.820                          -                 -                 -                  -                -
         4.000                          -                 -                 -                  -                -

      PERSPECTIVE
  Standard Benefit                      -                 -                 -                  -                -
  Contract Enhancement
        Benefit                         -                 -                 -                  -                -


                             JNL/S&P            JNL/S&P
                             Managed            Managed
                           Aggressive        Conservative
                        Growth Portfolio       Portfolio
                        ------------------  ----------------
       M&E CLASS

         2.950                          -                 -
         2.995                          -                 -
         3.050                  11.344247                 -
         3.060                          -                 -
         3.095                  11.309257                 -
         3.100                          -                 -
         3.120                          -                 -
         3.145                          -                 -
         3.150                          -                 -
         3.170                  11.252962                 -
         3.195                          -                 -
         3.200                          -                 -
         3.220                          -                 -
         3.245                          -                 -
         3.250                          -                 -
         3.270                          -                 -
         3.300                          -                 -
         3.370                          -                 -
         3.400                          -                 -
         3.420                          -                 -
         3.445                          -                 -
         3.470                  11.027755                 -
         3.520                          -                 -
         3.595                          -                 -
         3.600                          -                 -
         3.620                          -                 -
         3.645                          -                 -
         3.670                          -                 -
         3.720                          -                 -
         3.820                          -                 -
         4.000                          -                 -

      PERSPECTIVE
  Standard Benefit              10.684172                 -
  Contract Enhancement
        Benefit                 10.014491         10.364838



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                                                  JNL/S&P           JNL/S&P          JNL/S&P         JNL/Salomon
                               JNL/S&P            Managed          Managed       Very Aggressive    Brothers High
                               Managed           Moderate          Moderate           Growth         Yield Bond
                           Growth Portfolio      Portfolio      Growth Portfolio   Portfolio I        Portfolio
                           -----------------  ----------------  ---------------  ----------------- ----------------
        M&E CLASS

          1.100                           -                 -                -                  -        13.354808
          1.250                   13.042053                 -        12.733662                  -        13.218539
          1.350                   12.954425         10.505783        12.648019                  -        13.128460
          1.400                   12.911028                 -        12.605785                  -        13.083651
          1.500                   12.824321                 -        12.521150                  -        12.994496
          1.550                   12.781377                 -        12.479190                  -        12.950155
          1.560                           -                 -                -                  -                -
          1.575                           -                 -                -                  -                -
          1.600                   12.738232         10.499477        12.437159                  -        12.905934
          1.645                   12.699682                 -        12.399527                  -        12.866606
          1.650                   12.695419                 -        12.395368                  -        12.861896
          1.670                   12.678313                 -        12.378680                  -        12.844312
          1.700                   12.651396         10.496932        12.353760                  -        12.817992
          1.720                           -                 -                -                  -                -
          1.725                           -                 -                -                  -                -
          1.745                   12.614078                 -        12.323978                  -        12.778607
          1.750                   12.610213         10.495708        12.312210                  -        12.774235
          1.770                   12.593210         10.495301        12.218566                  -        12.756780
          1.795                   12.572041                 -        12.274943                  -        12.734994
          1.800                   12.567826         10.494252        12.270835                  -        12.730646
          1.820                   12.550712                 -        12.254423                  -        12.713245
          1.825                           -                 -                -                  -                -
          1.845                           -                 -                -                  -                -
          1.850                   12.525563                 -        12.229602                  -        12.687180
          1.870                           -                 -                -                  -                -
          1.895                   12.487665                 -        12.192521                  -        12.639854
          1.900                   12.483310                 -        12.188197                  -                -
          1.910                   12.474512                 -                -                  -        12.628308
          1.920                   12.466665                 -        12.172099                  -        12.626607
          1.945                   12.445556                 -        12.151585                  -        12.605031
          1.950                   12.441302                 -        12.145965                  -        12.600732
          1.960                   12.433124         10.490531        12.139389                  -        12.592113
          1.970                   12.424774                 -        12.131211                  -        12.583511
          1.995                   12.403836                 -        12.110790                  -        12.562018
          2.000                   12.399671         10.489334        12.106717                  -        12.557727
          2.010                           -                 -                -                  -                -
          2.020                   12.384906         10.488822        12.090634                  -        12.540564
          2.045                   12.361801                 -        12.069648                  -        12.519136
          2.050                   12.358084                 -        12.066078                  -        12.514858
          2.070                   12.340808                 -        12.049521                  -        12.490823
          2.095                   12.320629         10.486897        12.029527                  -        12.476411
          2.100                           -                 -        12.025528                  -                -
          2.120                   12.299580                 -        12.009030                  -        12.455102
          2.145                   12.279171                 -        11.989144                  -        12.433816
          2.150                   12.274965                 -        11.985013                  -        12.429568
          2.160                           -                 -                -                  -        12.414097
          2.170                   12.257939                 -        11.968480                  -                -



                                                  JNL/Salomon
                                                   Brothers
                             JNL/Salomon        U.S. Government      JNL/Select      JNL/Select         JNL/Select
                         Brothers Strategic        & Quality          Balanced      Global Growth       Large Cap
                           Bond Portfolio       Bond Portfolio       Portfolio        Portfolio      Growth Portfolio
                         --------------------  ------------------  --------------- ----------------  -----------------
        M&E CLASS

          1.100                    19.175338                   -                -                -                  -
          1.250                    18.900258           15.810068        23.363167                -          26.494836
          1.350                    18.719224           15.658426        23.138735        23.321437          26.240386
          1.400                    18.622614           15.582888        23.027941                -          26.109714
          1.500                    18.450871           15.433994        22.807421                -                  -
          1.550                    18.361711           15.359657        22.697526                -          25.737895
          1.560                            -                   -                -                -                  -
          1.575                            -                   -                -                -                  -
          1.600                    18.273704           15.285875        22.588136        22.766142          25.616452
          1.645                    18.188149           15.221514        22.490172                -                  -
          1.650                    18.185256           15.212226        22.479773                -                  -
          1.670                    18.150778           15.183017        22.436675                -          25.443196
          1.700                    18.098951           15.138710        22.371806                -          25.370130
          1.720                            -                   -                -                -                  -
          1.725                            -                   -                -                -                  -
          1.745                            -           15.073115        22.275618                -                  -
          1.750                    18.011378           15.066468        22.264067                -                  -
          1.770                    17.975999           15.036452        22.220988        22.396241          25.199509
          1.795                    17.942767           15.001370        22.167922                -          25.141321
          1.800                    17.924543           14.994207        22.157375        22.331372          25.119713
          1.820                    17.889994           14.965276        22.114741                -                  -
          1.825                            -                   -                -                -                  -
          1.845                            -                   -                -                -                  -
          1.850                    17.838625           14.921748        22.050998                -                  -
          1.870                            -                   -                -                -                  -
          1.895                    17.753216           14.799285        21.988513                -                  -
          1.900                    17.752371           14.849715        21.943413                -                  -
          1.910                    17.735036           14.835394        21.922873                -                  -
          1.920                    17.718726           14.821694        21.902550                -          24.838864
          1.945                    17.675899           14.817364        21.849691                -                  -
          1.950                    17.667776           14.778476        21.839424        22.014071          24.766096
          1.960                    17.648854           14.763336        21.816812                -          24.742822
          1.970                    17.633650           14.750474        21.797436                -          24.719359
          1.995                            -                   -        21.744406                -                  -
          2.000                    17.582339           14.708058        21.734292                -          24.646657
          2.010                            -                   -                -                -                  -
          2.020                    17.548603           14.678781        21.692440                -          24.599310
          2.045                    17.505714           14.643739        21.639534                -                  -
          2.050                    17.498387           14.637254        21.629657                -                  -
          2.070                    17.464007           14.608691        21.588597                -          24.480822
          2.095                    17.422453           14.574196        21.535069                -          24.424384
          2.100                            -                   -                -                -                  -
          2.120                    17.380676           14.538353        21.483785                -          24.363144
          2.145                    17.338760           14.503842        21.432798                -                  -
          2.150                    17.329784           14.496881        21.422435                -          24.293827
          2.160                    17.312542           14.482183                -                -                  -
          2.170                            -                   -                -                -                  -



                            JNL/Select          JNL/
                              Money         Select Value
                        Market Portfolio     Portfolio
                        -----------------  ---------------
        M&E CLASS

          1.100                        -        16.556485
          1.250                12.413013        16.500892
          1.350                12.293543        16.463444
          1.400                12.234727        16.439924
          1.500                12.122781        16.408485
          1.550                        -        16.389719
          1.560                        -                -
          1.575                        -                -
          1.600                12.000892        16.371276
          1.645                11.948979        16.354350
          1.650                11.943479        16.352418
          1.670                11.921003        16.345506
          1.700                        -        16.334828
          1.720                        -                -
          1.725                        -                -
          1.745                        -                -
          1.750                11.828498        16.316059
          1.770                11.809908        16.308262
          1.795                11.777749        16.311113
          1.800                11.772064        16.297610
          1.820                        -        16.297314
          1.825                        -                -
          1.845                        -                -
          1.850                11.715348        16.279371
          1.870                        -                -
          1.895                        -        16.340658
          1.900                        -        16.261053
          1.910                11.647406        16.256540
          1.920                11.635354        16.253689
          1.945                        -        16.244447
          1.950                11.602854        16.242794
          1.960                11.592202        16.239103
          1.970                11.580420        16.235435
          1.995                        -                -
          2.000                11.546703        16.223627
          2.010                        -                -
          2.020                11.525032        16.217114
          2.045                11.497099                -
          2.050                11.491373        16.205698
          2.070                11.469462        16.198572
          2.095                11.439082        16.189850
          2.100                11.436556                -
          2.120                        -        16.180223
          2.145                        -                -
          2.150                        -        16.169761
          2.160                11.370138                -
          2.170                11.359071                -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                                                  JNL/S&P           JNL/S&P          JNL/S&P         JNL/Salomon
                               JNL/S&P            Managed          Managed       Very Aggressive    Brothers High
                               Managed           Moderate          Moderate           Growth         Yield Bond
                           Growth Portfolio      Portfolio      Growth Portfolio   Portfolio I        Portfolio
                           -----------------  ----------------  ---------------  ----------------- ----------------
        M&E CLASS

          2.195                   12.037059                 -        11.948908                  -        12.390899
          2.200                   12.233137                 -                -                  -                -
          2.210                   12.224781                 -                -                  -        12.371740
          2.220                   12.217155                 -        11.928577                  -        12.370020
          2.245                   12.196757                 -        11.908671                  -        12.349120
          2.250                   12.192159         10.482998        11.904390                  -        12.344941
          2.270                   12.176241                 -        11.888661                  -        12.328549
          2.295                   12.155406                 -        11.868388                  -        12.306926
          2.300                   12.151665         10.481494        11.864680                  -        12.302731
          2.310                   12.143503         10.481465        11.856733                  -        12.287458
          2.320                   12.135024                 -        11.848512                  -        12.285933
          2.345                   12.114822                 -        11.828528                  -        12.264933
          2.350                           -                 -                -                  -        12.260741
          2.360                           -                 -                -                  -                -
          2.370                   12.093726                 -        11.808989                  -        12.243978
          2.395                   12.074137                 -        11.789074                  -                -
          2.400                   12.069488                 -                -                  -        12.218895
          2.410                           -                 -                -                  -                -
          2.420                   12.053164         10.478736        11.768674                  -        12.194409
          2.445                   12.033623                 -        11.749309                  -                -
          2.450                   12.029534                 -        11.745320                  -        12.177180
          2.460                           -                 -                -                  -                -
          2.470                   12.012026                 -        11.729671                  -        12.160554
          2.495                   11.993007                 -                -                  -                -
          2.500                           -                 -        11.705892                  -                -
          2.510                           -                 -                -                  -                -
          2.545                   11.952026                 -        11.670018                  -                -
          2.560                   11.939936                 -                -                  -                -
          2.570                   11.932681                 -        11.650981                  -        12.076738
          2.595                   11.912324                 -        11.631169                  -                -
          2.620                           -                 -                -                  -                -
          2.645                   11.872146                 -                -                  -        12.009298
          2.650                   11.868450         10.472977        11.593237                  -        12.011772
          2.670                   11.851880                 -        11.572199                  -                -
          2.695                           -                 -                -                  -                -
          2.700                           -                 -                -                  -                -
          2.720                   11.812068                 -        11.533420                  -                -
          2.745                   11.792543                 -                -                  -                -
          2.750                           -                 -                -                  -                -
          2.760                           -                 -                -                  -                -
          2.800                   11.749323                 -        11.471932                  -        11.889185
          2.810                           -         10.468839                -                  -                -
          2.820                   11.732746                 -        11.456090                  -                -
          2.850                   11.709449                 -        11.433280                  -                -
          2.870                           -                 -                -                  -                -
          2.920                   11.654371         10.466154        11.379486                  -                -
          2.945                           -                 -                -                  -                -



                                                 JNL/Salomon
                                                  Brothers
                            JNL/Salomon        U.S. Government      JNL/Select      JNL/Select         JNL/Select
                        Brothers Strategic        & Quality          Balanced      Global Growth       Large Cap
                          Bond Portfolio       Bond Portfolio       Portfolio        Portfolio      Growth Portfolio
                        --------------------  ------------------  --------------- ----------------  -----------------
        M&E CLASS

          2.195                   17.258577           14.433975        21.329671                -                  -
          2.200                           -                   -                -                -          24.176449
          2.210                   17.229541           14.412511                -                -                  -
          2.220                           -                   -        21.278239                -          24.129849
          2.245                   17.172458           14.364243        21.230885                -                  -
          2.250                           -                   -        21.215884        21.383772          24.060409
          2.270                   17.131033                   -        21.176001                -                  -
          2.295                   17.089706           14.298188        21.125097                -          23.955754
          2.300                   17.081631           14.288845        21.114895                -          23.945338
          2.310                   17.064259                   -                -                -                  -
          2.320                   17.048524           14.261119        21.074073                -          23.898506
          2.345                   17.008068           14.226553        21.022386                -                  -
          2.350                           -                   -                -                -                  -
          2.360                           -                   -                -                -                  -
          2.370                   16.966185           14.192331        20.972546                -          23.783659
          2.395                           -                   -        20.922333                -                  -
          2.400                           -                   -                -        21.076902          23.715194
          2.410                           -                   -                -                -                  -
          2.420                   16.884285           14.123439                -                -          23.668935
          2.445                   16.844892           14.090537                -                -                  -
          2.450                   16.836610           14.083989        20.811978        20.974400          23.600662
          2.460                           -                   -                -                -                  -
          2.470                   16.803331           14.056220                -                -          23.555112
          2.495                           -                   -                -                -                  -
          2.500                           -                   -                -                -                  -
          2.510                           -                   -                -                -                  -
          2.545                           -                   -                -                -                  -
          2.560                           -           13.934537                -                -                  -
          2.570                           -           13.924374                -                -                  -
          2.595                           -                   -        20.522023                -                  -
          2.620                           -                   -                -                -                  -
          2.645                   16.522164                   -                -                -                  -
          2.650                           -           13.833222                -                -                  -
          2.670                           -                   -                -                -                  -
          2.695                           -                   -                -                -                  -
          2.700                           -                   -                -                -                  -
          2.720                           -                   -        20.277225                -          22.994038
          2.745                           -                   -                -                -                  -
          2.750                           -                   -                -                -                  -
          2.760                           -                   -                -                -                  -
          2.800                   16.278170           13.617313        20.121836                -                  -
          2.810                           -                   -                -                -                  -
          2.820                           -                   -                -                -                  -
          2.850                   16.199656                   -                -                -                  -
          2.870                           -                   -                -                -                  -
          2.920                   16.090378           13.459582                -                -          22.554973
          2.945                           -                   -                -                -                  -



                          JNL/Select          JNL/
                            Money         Select Value
                      Market Portfolio     Portfolio
                      -----------------  ---------------
        M&E CLASS

          2.195                      -        16.153737
          2.200              11.326378        16.150061
          2.210              11.315422        16.147130
          2.220                      -        16.143925
          2.245                      -        16.133968
          2.250              11.271880        16.132910
          2.270                      -        16.125501
          2.295                      -        16.117247
          2.300              11.218354        16.115280
          2.310                      -                -
          2.320              11.195844        16.107724
          2.345                      -        16.098759
          2.350                      -                -
          2.360                      -                -
          2.370              11.142610        16.089311
          2.395                      -                -
          2.400              11.110342        16.078480
          2.410                      -                -
          2.420              11.088578        16.070814
          2.445                      -                -
          2.450              11.057289        16.059213
          2.460                      -                -
          2.470                      -        16.053008
          2.495                      -                -
          2.500                      -                -
          2.510                      -                -
          2.545                      -        16.026370
          2.560                      -                -
          2.570                      -        16.016396
          2.595                      -                -
          2.620                      -                -
          2.645              10.850927                -
          2.650              10.845774        15.962954
          2.670                      -                -
          2.695                      -                -
          2.700                      -                -
          2.720                      -        15.963300
          2.745                      -                -
          2.750                      -                -
          2.760                      -                -
          2.800                      -                -
          2.810                      -                -
          2.820                      -                -
          2.850                      -                -
          2.870                      -                -
          2.920                      -        15.891206
          2.945                      -                -




JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:


                                                  JNL/S&P          JNL/S&P           JNL/S&P         JNL/Salomon
                               JNL/S&P            Managed          Managed       Very Aggressive    Brothers High
                               Managed           Moderate          Moderate           Growth         Yield Bond
                           Growth Portfolio      Portfolio      Growth Portfolio   Portfolio I        Portfolio
                           -----------------  ----------------  ---------------  ----------------- ----------------
        M&E CLASS

          2.950                   11.630797                 -        11.356022                  -                -
          2.995                   11.595098                 -                -                  -                -
          3.050                   11.552671                 -                -                  -                -
          3.060                   11.544433                 -        11.272159                  -                -
          3.095                           -                 -                -                  -                -
          3.100                           -                 -                -                  -                -
          3.120                   11.498323                 -        11.227146                  -                -
          3.145                   11.479122                 -                -                  -                -
          3.150                           -                 -                -                  -                -
          3.170                   11.459681                 -        11.189384                  -                -
          3.195                   11.439866                 -                -                  -                -
          3.200                           -                 -                -                  -                -
          3.220                           -                 -                -                  -                -
          3.245                           -                 -                -                  -                -
          3.250                   11.398006                 -                -                  -                -
          3.270                   11.382853                 -        11.114441                  -                -
          3.300                   11.359804                 -                -                  -                -
          3.370                   11.306248                 -        11.039727                  -                -
          3.400                           -                 -                -                  -                -
          3.420                           -                 -        11.002619                  -                -
          3.445                           -                 -                -                  -                -
          3.470                   11.230386                 -                -                  -                -
          3.520                   11.192806                 -        10.928801                  -                -
          3.595                           -                 -                -                  -                -
          3.600                           -                 -                -                  -                -
          3.620                   11.117639                 -        10.855567                  -                -
          3.645                           -                 -                -                  -                -
          3.670                   11.080077                 -                -                  -                -
          3.720                           -                 -                -                  -                -
          3.820                           -                 -                -                  -                -
          4.000                           -                 -                -                  -                -

       PERSPECTIVE
  Standard Benefit                11.548787         10.323315        11.349216                  -        10.290459
  Contract Enhancement
         Benefit                  10.275036                 -        10.730003                  -        10.279721



                                                 JNL/Salomon
                                                  Brothers
                            JNL/Salomon        U.S. Government      JNL/Select      JNL/Select         JNL/Select
                        Brothers Strategic        & Quality          Balanced      Global Growth       Large Cap
                          Bond Portfolio       Bond Portfolio       Portfolio        Portfolio      Growth Portfolio
                        --------------------  ------------------  --------------- ----------------  -----------------
        M&E CLASS

          2.950                           -                   -                -                -                  -
          2.995                           -                   -                -                -                  -
          3.050                           -                   -                -                -                  -
          3.060                           -                   -                -                -                  -
          3.095                           -                   -                -                -                  -
          3.100                   15.813924                   -        19.547782                -                  -
          3.120                           -                   -        19.510177                -                  -
          3.145                           -                   -                -                -                  -
          3.150                           -                   -                -                -                  -
          3.170                           -                   -                -                -                  -
          3.195                           -                   -        19.369775                -                  -
          3.200                           -                   -                -                -                  -
          3.220                           -                   -        19.324641                -                  -
          3.245                           -                   -                -                -                  -
          3.250                           -                   -                -                -                  -
          3.270                           -                   -                -                -                  -
          3.300                   15.511811                   -        19.174464                -                  -
          3.370                           -                   -                -                -                  -
          3.400                           -                   -                -                -                  -
          3.420                           -                   -                -                -                  -
          3.445                           -                   -                -                -                  -
          3.470                           -                   -                -                -                  -
          3.520                           -                   -                -                -                  -
          3.595                           -                   -                -                -                  -
          3.600                           -                   -                -                -                  -
          3.620                           -                   -                -                -                  -
          3.645                           -                   -                -                -                  -
          3.670                           -                   -                -                -                  -
          3.720                           -                   -                -                -                  -
          3.820                           -                   -                -                -                  -
          4.000                           -           12.131268                -                -                  -

       PERSPECTIVE
  Standard Benefit                14.196912           12.625372        14.543799        10.094318           9.236604
  Contract Enhancement
         Benefit                  12.852969           11.605575        12.674231        10.352500           8.084167



                           JNL/Select           JNL/
                              Money         Select Value
                        Market Portfolio     Portfolio
                        -----------------  ---------------
        M&E CLASS

          2.950                        -                -
          2.995                        -                -
          3.050                        -                -
          3.060                        -                -
          3.095                        -                -
          3.100                        -                -
          3.120                        -                -
          3.145                        -                -
          3.150                        -                -
          3.170                        -                -
          3.195                        -                -
          3.200                        -                -
          3.220                        -        15.784468
          3.245                        -                -
          3.250                        -                -
          3.270                        -                -
          3.300                        -        15.755613
          3.370                        -                -
          3.400                        -                -
          3.420                        -                -
          3.445                        -                -
          3.470                        -                -
          3.520                        -                -
          3.595                        -                -
          3.600                        -                -
          3.620                        -        15.642396
          3.645                        -                -
          3.670                        -                -
          3.720                        -                -
          3.820                        -                -
          4.000                        -                -

       PERSPECTIVE
  Standard Benefit             10.794696        16.439607
  Contract Enhancement
         Benefit                9.728758        16.289852




JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
The following is a summary of accumulation unit values as of December 31, 2004:



                             JNL/T. Rowe         JNL/T. Rowe         JNL/T. Rowe
                          Price Established     Price Mid-Cap        Price Value
                          Growth Portfolio    Growth Portfolio        Portfolio
                          ------------------  ------------------  -------------------
       M&E CLASS

         1.100                    26.544267           34.457964            13.405862
         1.250                    26.163720           33.963810            13.312488
         1.350                    25.912375           33.637567            13.250123
         1.400                    25.787916           33.478096            13.219342
         1.500                    25.541158           33.155402            13.158190
         1.550                    25.417824           32.995978            13.127320
         1.560                            -                   -                    -
         1.575                            -                   -                    -
         1.600                    25.296111           32.837333            13.096727
         1.645                    25.186157           32.697172            13.069232
         1.650                    25.174649           32.679541            13.065818
         1.670                    25.125906           32.616852            13.054002
         1.700                    25.053461           32.549290            13.035743
         1.720                            -                   -                    -
         1.725                            -                   -                    -
         1.745                    24.944522           32.380991            13.007860
         1.750                    24.932728           32.366554            13.005305
         1.770                    24.538696           32.303145            12.653389
         1.795                    24.825135           32.222790            12.978096
         1.800                    24.817094           32.215583            12.974998
         1.820                    24.761469           32.151236            12.962505
         1.825                            -                   -                    -
         1.845                            -                   -                    -
         1.850                    24.693908           32.056348            12.944797
         1.870                            -                   -                    -
         1.895                    24.612946                   -            12.932343
         1.900                    24.576700           31.903771            12.914225
         1.910                    24.550391           31.869946            12.907903
         1.920                    24.527884           31.840425            12.902496
         1.945                    24.469154           31.763567            12.887184
         1.950                    24.457102           31.748433            12.884456
         1.960                    24.426872           31.718243            12.875528
         1.970                    24.409923           31.688054            12.872820
         1.995                            -           31.609586            12.856769
         2.000                    24.339508           31.595887            12.854407
         2.010                            -                   -                    -
         2.020                    24.292764           31.535639            12.842455
         2.045                    24.233343           31.444142            12.825203
         2.050                    24.222500           31.444074            12.824353
         2.070                    24.174520           31.382342            12.812043
         2.095                    24.117708           31.308103            12.797551
         2.100                            -                   -                    -
         2.120                            -           31.231775            12.782257
         2.145                    24.001842           31.157560            12.767670
         2.150                    23.990237           31.142413            12.764550
         2.160                            -           31.110723                    -
         2.170                            -                   -                    -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of  accumulation  unit values as of December 31, 2004
(continued):



                             JNL/T. Rowe         JNL/T. Rowe         JNL/T. Rowe
                          Price Established     Price Mid-Cap        Price Value
                          Growth Portfolio    Growth Portfolio        Portfolio
                          ------------------  ------------------  -------------------
       M&E CLASS

         2.195                    23.886234           31.005846            12.737920
         2.200                            -           30.991334                    -
         2.210                    23.850781                   -            12.728353
         2.220                    23.828753           30.932921            12.722953
         2.245                            -           30.856129            12.707923
         2.250                    23.759378           30.842100            12.704902
         2.270                    23.714437           30.785065            12.692639
         2.295                    23.656673           30.709062            12.678561
         2.300                    23.645935           30.695718            12.675647
         2.310                            -                   -            12.669626
         2.320                    23.599655           30.635372            12.692708
         2.345                    23.542276                   -            12.648711
         2.350                            -                   -                    -
         2.360                            -                   -                    -
         2.370                    23.487027           30.489140            12.634247
         2.395                    23.430586           30.414680            12.619579
         2.400                    23.418545           30.400420            12.616203
         2.410                            -                   -                    -
         2.420                    23.372936           30.341510            12.603743
         2.445                            -           30.267787                    -
         2.450                    23.306709           30.255068            12.587033
         2.460                            -                   -                    -
         2.470                    23.262404           30.196516            12.575413
         2.495                    23.205580                   -            12.560593
         2.500                            -                   -            12.557564
         2.510                            -                   -                    -
         2.545                            -           29.979062                    -
         2.560                            -                   -            12.521981
         2.570                    23.038816           29.907266            12.516262
         2.595                            -                   -                    -
         2.620                            -                   -            12.486760
         2.645                    22.872046           29.690687                    -
         2.650                            -           29.663894            12.469127
         2.670                    22.816300           29.619465                    -
         2.695                            -                   -                    -
         2.700                    22.751149           29.533838            12.440593
         2.720                    22.707856           29.475885            12.428637
         2.745                            -                   -                    -
         2.750                            -                   -                    -
         2.760                            -                   -                    -
         2.800                    22.532900           29.249630            12.383245
         2.810                            -                   -                    -
         2.820                            -                   -                    -
         2.850                            -                   -                    -
         2.870                            -                   -                    -
         2.920                            -           28.913226            12.313447
         2.945                    22.219893           28.844197                    -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of  accumulation  unit values as of December 31, 2004
(continued):



                             JNL/T. Rowe         JNL/T. Rowe         JNL/T. Rowe
                          Price Established     Price Mid-Cap        Price Value
                          Growth Portfolio    Growth Portfolio        Portfolio
                          ------------------  ------------------  -------------------
       M&E CLASS

         2.950                            -                   -                    -
         2.995                    22.112948           28.704631            12.269895
         3.050                            -                   -                    -
         3.060                            -                   -                    -
         3.095                            -                   -                    -
         3.100                    21.891574                   -            12.210517
         3.120                    21.848798                   -            12.199005
         3.145                            -                   -                    -
         3.150                            -                   -                    -
         3.170                            -           28.226606            12.170661
         3.195                            -                   -                    -
         3.200                            -                   -                    -
         3.220                            -                   -            12.142228
         3.245                            -                   -                    -
         3.250                            -                   -                    -
         3.270                            -                   -                    -
         3.300                    21.472919           27.874446                    -
         3.370                            -                   -            12.057401
         3.400                            -                   -                    -
         3.420                            -                   -                    -
         3.445                            -           27.487802                    -
         3.470                            -           27.421562            12.001100
         3.520                            -                   -            11.973328
         3.595                            -                   -            11.931595
         3.600                            -                   -                    -
         3.620                    20.820578           27.028439                    -
         3.645                            -                   -                    -
         3.670                            -                   -                    -
         3.720                            -                   -                    -
         3.820                            -                   -                    -
         4.000                    20.072064           26.056234                    -

      PERSPECTIVE
  Standard Benefit                11.465938           16.302839            13.038878
  Contract Enhancement
        Benefit                    9.593511           11.459519            11.193137


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:



                               JNL/AIM            JNL/AIM          JNL/AIM         JNL/Alger        JNL/Alliance
                               Large Cap      Premier Equity II   Small Cap          Growth           Capital
                           Growth Portfolio      Portfolio     Growth Portfolio    Portfolio      Growth Portfolio
                           -----------------  ---------------- ---------------- ----------------- -----------------
       M&E CLASS

         1.100                        3,701                 -                -             2,307                 -
         1.250                        6,276                 -           14,020             5,554             5,402
         1.350                        1,718                 -            1,236             3,804               465
         1.400                       15,921                 -           14,493             2,610             4,111
         1.500                        4,601                 -            7,330             5,615             2,334
         1.550                            -                 -                -               365                 -
         1.560                            -                 -                -                 -                 -
         1.575                            -                 -                -                 -                 -
         1.600                        5,460                 -            3,050             4,354             5,128
         1.645                          234                 -               23                73               202
         1.650                        4,511                 -               45               212             1,886
         1.670                       12,111                 -           34,047             2,778             3,600
         1.700                        1,798                 -            1,327             1,985                 -
         1.720                            -                 -                -                 -                 -
         1.725                            -                 -                -                 -                 -
         1.745                          294                 -                -               171                 -
         1.750                       15,628                 -           14,207             1,740               401
         1.770                        3,872                 -            1,478             1,908                 -
         1.795                       17,449                 -            3,302             9,248               702
         1.800                        1,020                 -              713               110                 -
         1.820                          752                 -                -               463                 -
         1.825                            -                 -                -                 -                 -
         1.845                            -                 -                -                 -                 -
         1.850                        6,423                 -            3,173             1,922             2,106
         1.870                            -                 -                -                 -                 -
         1.895                           12                 -                -                 -                 -
         1.900                        1,088                 -                -                 -                 -
         1.910                          718                 -              630               568                 -
         1.920                       10,163                 -           35,417             2,644             1,098
         1.945                          901                 -            1,660                 -                 -
         1.950                        1,422                 -              910               414               284
         1.960                       31,000                 -           13,052             3,131             2,101
         1.970                        4,074                 -              519               556                55
         1.995                        3,565                 -            1,454               426                 -
         2.000                          220                 -            1,419                 -                 -
         2.010                            -                 -                -                 -                 -
         2.020                        7,335                 -            5,955             2,551               821
         2.045                            -                 -                -                 -                55
         2.050                        1,523                 -            2,506               918                 -
         2.070                          372                 -            4,295                 -                 -
         2.095                            -                 -                -               321               480
         2.100                            -                 -                -                 -                 -
         2.120                            -                 -                -                 -                 -
         2.145                            -                 -              193                 -                 -
         2.150                            -                 -            6,303               848             6,951
         2.160                          909                 -              301                 -                 -
         2.170                        1,135                 -                -                 -                 -



                             JNL/Eagle         JNL/Eagle          JNL/FMR        JNL/FMR     JNL/JPMorgan
                           Core Equity         SmallCap         Balanced     Capital Growth  International
                            Portfolio       Equity Portfolio    Portfolio      Portfolio    Value Portfolio
                        -----------------------------------  ----------------  -----------  ----------------
       M&E CLASS

         1.100                      6,658            1,129                 -            -             6,582
         1.250                      2,772            7,002            11,722        4,767            10,074
         1.350                      4,555              586             6,146           47             4,225
         1.400                      9,041            3,958            19,500        1,365             8,411
         1.500                      2,358            3,520             2,873          165             2,846
         1.550                        317              106               846            -               644
         1.560                          -                -                 -            -                 -
         1.575                          -                -                 -            -                 -
         1.600                      4,675            3,028             4,123        1,001             3,208
         1.645                          -              236                 -          131               436
         1.650                      1,202                -             1,652            -                 -
         1.670                      4,986            3,929            13,688            -             7,190
         1.700                      2,896              312             2,565        1,131             1,463
         1.720                          -                -                 -            -                 -
         1.725                          -                -                 -            -                 -
         1.745                      2,243                -               135            -                 -
         1.750                      4,680            2,791            20,176            -             8,557
         1.770                        814            1,201            14,985          278             4,823
         1.795                     13,400              928            29,646          452             4,993
         1.800                        816               93             3,005            -                 -
         1.820                        213                -               837            -                 -
         1.825                          -                -                 -            -                 -
         1.845                          -                -                 -            -                 -
         1.850                      5,651            1,778            16,060            -             8,168
         1.870                          -                -                 -            -                 -
         1.895                         19                -                13            -                 -
         1.900                        247              467             3,987        1,530               511
         1.910                        402                -                 -          339                 -
         1.920                      8,226            1,044            12,969            -               647
         1.945                          -                -               712            -             1,644
         1.950                      1,363              675             2,707          146             8,600
         1.960                      7,609           10,755            28,795        2,282             7,394
         1.970                      3,202               99             2,099          350               690
         1.995                          -                -                 -            -               503
         2.000                          -                -               511          277             1,890
         2.010                          -                -                 -            -                 -
         2.020                      6,700            3,061             3,803            -             7,644
         2.045                          -                -             2,640            -                 -
         2.050                          -                -             1,827          963                 -
         2.070                        126                -             4,293          212            21,873
         2.095                      1,938                -             2,382          443             1,498
         2.100                          -                -                 -            -                 -
         2.120                          -            6,142             1,100            -            11,690
         2.145                      1,493            1,705             6,129            -                 -
         2.150                        864            4,414               100            -             2,337
         2.160                          -               70                 -            -                 -
         2.170                          -                -             2,518            -                 -


                          JNL/Lazard      JNL/Lazard
                           Mid Cap         Small Cap
                       Value Portfolio   Value Portfolio
                       ----------------  --------------
       M&E CLASS

         1.100                   1,292           2,243
         1.250                   7,469           7,283
         1.350                   9,859           4,958
         1.400                   6,759          10,249
         1.500                   5,537           7,118
         1.550                       -           1,032
         1.560                       -               -
         1.575                       -               -
         1.600                   8,371           8,057
         1.645                     538             483
         1.650                     831             847
         1.670                  33,191          37,116
         1.700                   4,331           2,952
         1.720                       -               -
         1.725                       -               -
         1.745                       -              21
         1.750                   8,270           5,239
         1.770                   1,606               5
         1.795                   7,826          10,636
         1.800                  28,001             541
         1.820                     672               -
         1.825                       -               -
         1.845                       -               -
         1.850                   5,447           6,151
         1.870                       -               -
         1.895                       4               -
         1.900                   1,901             946
         1.910                     946           1,012
         1.920                  30,134          33,063
         1.945                     987           2,314
         1.950                   1,823           3,394
         1.960                  17,246          14,517
         1.970                   2,366           2,035
         1.995                     310             337
         2.000                     964           1,951
         2.010                       -               -
         2.020                   5,802           5,278
         2.045                     684               -
         2.050                   2,007           2,049
         2.070                     126             210
         2.095                   2,525           2,565
         2.100                       -               -
         2.120                     775             617
         2.145                     181           1,467
         2.150                   4,132           2,234
         2.160                     652              91
         2.170                       -               -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                               JNL/AIM            JNL/AIM          JNL/AIM          JNL/Alger       JNL/Alliance
                               Large Cap      Premier Equity II   Small Cap          Growth           Capital
                           Growth Portfolio      Portfolio     Growth Portfolio    Portfolio      Growth Portfolio
                           -----------------  ---------------- ---------------- ----------------- -----------------
       M&E CLASS

         2.195                          209                 -               42               128                 -
         2.200                            -                 -                -                 -                 -
         2.210                            -                 -                -                 -                 -
         2.220                            -                 -                -                 -             1,012
         2.245                          102                 -                -                66                 -
         2.250                            -                 -                -                 -                 -
         2.270                        5,640                 -            3,275             3,416             4,742
         2.295                       13,472                 -                -               112                 -
         2.300                        2,227                 -            1,576             1,359             3,371
         2.310                            -                 -                -                 -                 -
         2.320                          635                 -                -                 -                 -
         2.345                          311                 -                -                 -                 -
         2.350                            -                 -                -                 -                 -
         2.360                            -                 -                -                 -                 -
         2.370                        2,197                 -              340             1,315               452
         2.395                          845                 -              393             1,265                 -
         2.400                            -                 -                -                 -                 -
         2.410                            -                 -                -                 -                 -
         2.420                           39                 -                -                42                 -
         2.445                            -                 -                -                 -                 -
         2.450                        1,713                 -              153               249            12,834
         2.460                            -                 -                -                 -                 -
         2.470                          619                 -              590                 -                 -
         2.495                            -                 -                -                 -                 -
         2.500                            -                 -                -                 -                 -
         2.510                            -                 -                -                 -                 -
         2.545                            -                 -                -                 -                 -
         2.560                            -                 -                -                 -                 -
         2.570                           54                 -                -                 -                 -
         2.595                            -                 -                -                 -                 -
         2.620                            -                 -                -                 -                 -
         2.645                          552                 -                -                 -                 -
         2.650                          290                 -            1,196               623                 -
         2.670                            -                 -                -                 -                 -
         2.695                        1,245                 -            1,186                 -                 -
         2.700                            -                 -                -                 -                 -
         2.720                          870                 -                -                 -                 -
         2.745                            -                 -                -                 -                 -
         2.750                            -                 -                -                 -                 -
         2.760                            -                 -                -                 -                 -
         2.800                          271                 -            2,065               106                 -
         2.810                            -                 -                -                 -                 -
         2.820                            -                 -                -                 -                 -
         2.850                            -                 -                -                 -                 -
         2.870                            -                 -                -                 -                 -
         2.920                            -                 -                -                 -                 -
         2.945                            -                 -                -                 -                 -




                             JNL/Eagle         JNL/Eagle          JNL/FMR        JNL/FMR     JNL/JPMorgan
                           Core Equity         SmallCap         Balanced     Capital Growth  International
                            Portfolio       Equity Portfolio    Portfolio      Portfolio    Value Portfolio
                        -----------------------------------  ----------------  -----------  ----------------
       M&E CLASS

         2.195                        262                3               221            -                10
         2.200                          -              170                 -            -               417
         2.210                          -                -                 -            -                 -
         2.220                        795                -                 -            -                 -
         2.245                        136                -                 -            -                 -
         2.250                          -                -               383            -               753
         2.270                      3,589              534               639            -                 -
         2.295                      3,443              973                 5          446               217
         2.300                      1,113              698             8,043            -            15,274
         2.310                          -                -                 -            -             2,119
         2.320                     10,794                -            17,869            -             2,378
         2.345                          -               99                 -           94               190
         2.350                          -                -             4,414            -                 -
         2.360                          -                -                 -            -                 -
         2.370                      5,672            2,442             7,391        4,193             7,098
         2.395                          -                -                 -            -                 -
         2.400                          -                -                 -            -             3,688
         2.410                          -                -                 -            -                 -
         2.420                      4,361              249             6,691            -               961
         2.445                          -                -                 -            -               280
         2.450                          -            2,553             3,080          452             1,844
         2.460                          -                -                 -            -                 -
         2.470                          -              256                 -            -             1,369
         2.495                          -                -             1,605            -                 -
         2.500                          -                -                 -            -                 -
         2.510                          -                -                 -            -                 -
         2.545                          -              641                 -            -                 -
         2.560                          -                -             2,465            -                 -
         2.570                          -                -               119            -               860
         2.595                          -                -                 -            -                 -
         2.620                          -                -                 -            -             1,591
         2.645                        195                -                 -            -               336
         2.650                          -                -                 -            -               395
         2.670                          -            2,216                 -            -                 -
         2.695                          -                -                 -            -                 -
         2.700                          -                -                 -            -                 -
         2.720                          -              893             3,970            -             2,168
         2.745                          -                -                 -            -                 -
         2.750                          -                -                 -            -                 -
         2.760                          -                -                 -            -                 -
         2.800                        851            1,807             5,605            -               795
         2.810                          -                -                 -            -                 -
         2.820                          -                -                 -            -                 -
         2.850                          -                -                 -            -                 -
         2.870                          -                -                 -            -             1,369
         2.920                          -              165                 -            -               405
         2.945                          -                -                 -            -                 -



                       JNL/Lazard      JNL/Lazard
                        Mid Cap         Small Cap
                    Value Portfolio   Value Portfolio
                    ----------------  --------------
       M&E CLASS

         2.195                  428             517
         2.200                    -               -
         2.210                    -               -
         2.220                  837           1,897
         2.245                   74              84
         2.250                7,986           4,148
         2.270                2,738           3,034
         2.295                2,640           1,884
         2.300                7,566           9,473
         2.310                1,022           1,077
         2.320                1,328               -
         2.345                  794             128
         2.350                    -               -
         2.360                    -               -
         2.370               10,465           9,502
         2.395                    -               -
         2.400                    -           5,076
         2.410                    -               -
         2.420                  714             845
         2.445                  422               -
         2.450                2,506           4,650
         2.460                    -               -
         2.470                  146               -
         2.495                  920           1,010
         2.500                    -               -
         2.510                    -               -
         2.545                2,436               -
         2.560                1,802             489
         2.570                4,537             603
         2.595                    -               -
         2.620                  541             641
         2.645                  649             758
         2.650                  239             235
         2.670                5,116           2,711
         2.695                    -               -
         2.700                    -               -
         2.720                1,671               -
         2.745                    -               -
         2.750                    -               -
         2.760                    -               -
         2.800                2,492           1,750
         2.810                    -               -
         2.820                    -               -
         2.850                    -               -
         2.870                  838             985
         2.920                    -               -
         2.945                    -               -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:

                               JNL/AIM            JNL/AIM          JNL/AIM         JNL/Alger        JNL/Alliance
                               Large Cap      Premier Equity II   Small Cap          Growth           Capital
                           Growth Portfolio      Portfolio     Growth Portfolio    Portfolio      Growth Portfolio
                           -----------------  ---------------- ---------------- ----------------- -----------------
       M&E CLASS

         2.950                            -                 -                -                 -                 -
         2.995                            -                 -                -                 -                 -
         3.050                            -                 -                -                 -                 -
         3.060                            -                 -                -                 -                 -
         3.095                            -                 -                -                 -                 -
         3.100                            -                 -                -                 -                 -
         3.120                            -                 -                -                 -                 -
         3.145                            -                 -                -                 -                 -
         3.150                            -                 -                -                 -                 -
         3.170                            -                 -                -                 -                 -
         3.195                            -                 -                -                 -                 -
         3.200                            -                 -                -                 -                 -
         3.220                            -                 -                -                 -                 -
         3.245                            -                 -                -                 -                 -
         3.250                            -                 -                -                 -                 -
         3.270                            -                 -                -                 -                 -
         3.300                            -                 -                -                 -                 -
         3.370                            -                 -                -                 -                 -
         3.400                            -                 -                -                 -                 -
         3.420                            -                 -                -                 -                 -
         3.445                            -                 -                -                 -                 -
         3.470                            -                 -                -                 -                 -
         3.520                            -                 -                -                 -                 -
         3.595                            -                 -                -                 -                 -
         3.600                            -                 -                -                 -                 -
         3.620                            -                 -                -                 -                 -
         3.645                            -                 -                -                 -                 -
         3.670                            -                 -                -                 -                 -
         3.720                            -                 -                -                 -                 -
         3.820                            -                 -                -                 -                 -
         4.000                            -                 -                -                 -                 -

      PERSPECTIVE
  Standard Benefit                   81,026                 -          101,725           540,506           151,046
  Contract Enhancement
        Benefit                      33,894                 -           38,089            53,814            62,717
                           -----------------  ---------------- ---------------- ----------------- -----------------

          Total                     312,417                 -          323,688           660,597           274,356
                           =================  ================ ================ ================= =================




                              JNL/Eagle         JNL/Eagle          JNL/FMR        JNL/FMR      JNL/JPMorgan
                             Core Equity         SmallCap         Balanced     Capital Growth  International
                              Portfolio       Equity Portfolio    Portfolio      Portfolio    Value Portfolio
                          -----------------------------------  ----------------  -----------  ----------------
       M&E CLASS

         2.950                            -                -                 -            -                 -
         2.995                            -                -                 -            -                 -
         3.050                            -                -                 -            -                 -
         3.060                            -                -                 -            -                 -
         3.095                            -                -                 -            -                 -
         3.100                            -                -                 -            -                 -
         3.120                            -                -                 -            -                 -
         3.145                            -                -                 -            -                 -
         3.150                            -                -                 -            -                 -
         3.170                            -                -                 -            -                 -
         3.195                            -                -                 -            -                 -
         3.200                            -                -                 -            -                 -
         3.220                            -                -                 -            -                 -
         3.245                            -                -                 -            -                 -
         3.250                            -                -                 -            -                 -
         3.270                            -                -                 -            -                 -
         3.300                            -                -                 -            -                 -
         3.370                            -                -                 -            -                 -
         3.400                            -                -                 -            -                 -
         3.420                            -                -                 -            -                 -
         3.445                            -                -                 -            -                 -
         3.470                            -                -                 -            -                 -
         3.520                            -                -                 -            -                 -
         3.595                            -                -                 -            -                 -
         3.600                            -                -                 -            -                 -
         3.620                            -                -                 -            -                 -
         3.645                            -                -                 -            -                 -
         3.670                            -                -                 -            -             1,171
         3.720                            -                -                 -            -                 -
         3.820                            -                -                 -            -                 -
         4.000                            -                -                 -            -                 -

      PERSPECTIVE
  Standard Benefit                  121,475          221,476           243,100      490,516            20,313
  Contract Enhancement
        Benefit                     101,619           52,871           117,599       60,794            28,566
                          ------------------  ---------------  ----------------  -----------  ----------------

          Total                     353,771          347,075           647,743      572,374           233,108
                          ==================  ===============  ================  ===========  ================



                           JNL/Lazard       JNL/Lazard
                             Mid Cap         Small Cap
                         Value Portfolio   Value Portfolio
                         ----------------  --------------
       M&E CLASS

         2.950                         -               -
         2.995                         -               -
         3.050                         -               -
         3.060                         -               -
         3.095                         -               -
         3.100                         -               -
         3.120                         -               -
         3.145                         -               -
         3.150                         -               -
         3.170                         -               -
         3.195                         -               -
         3.200                         -               -
         3.220                         -               -
         3.245                         -               -
         3.250                         -               -
         3.270                         -               -
         3.300                         -               -
         3.370                         -               -
         3.400                         -               -
         3.420                         -               -
         3.445                         -               -
         3.470                         -               -
         3.520                         -               -
         3.595                         -               -
         3.600                         -               -
         3.620                         -               -
         3.645                         -               -
         3.670                         -               -
         3.720                         -               -
         3.820                         -               -
         4.000                         -               -

      PERSPECTIVE
  Standard Benefit                58,123          81,550
  Contract Enhancement
        Benefit                   45,675          36,297
                         ----------------  --------------

          Total                  368,270         348,355
                         ================  ==============



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                                  JNL/MCM           JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                    25           Bond Index        Communications      Consumer Brands         Energy
                                Portfolio         Portfolio       Sector Portfolio     Sector Portfolio    Sector Portfolio
                             ----------------- ----------------  -------------------- -------------------  ----------------
        M&E CLASS

          1.100                             -            1,860                     -                   -                 -
          1.250                         9,364            6,744                14,828                  73                52
          1.350                        25,896           26,167                 4,607                 336             3,937
          1.400                        41,522            5,267                 2,897                 263               561
          1.500                        15,776            3,631                   177                 318                79
          1.550                         4,663            1,489                     -               1,211                 -
          1.560                             -                -                     -                   -                 -
          1.575                             -                -                     -                   -                 -
          1.600                        46,267           20,934                 3,544                 998             1,808
          1.645                           484              432                     -                   -                 -
          1.650                        11,376            5,167                     -               1,014             3,579
          1.670                        17,295            2,179                     -               1,902               128
          1.700                        45,686           11,544                 1,008                   -               577
          1.720                             -                -                     -                   -                 -
          1.725                             -                -                     -                   -                 -
          1.745                         4,315            1,820                     -                   -                 -
          1.750                        25,302            2,356                   191               1,154               784
          1.770                        16,724            9,257                     -                   -                 4
          1.795                        71,748              835                     -                   -                11
          1.800                        14,884            6,883                 2,678               3,551               601
          1.820                             -                -                     -                   -                 -
          1.825                             -                -                     -                   -                 -
          1.845                             -                -                     -                   -                 -
          1.850                         6,968           14,505                     -                 134                38
          1.870                             -                -                     -                   -                 -
          1.895                         1,652            4,115                     -                   -                 -
          1.900                         5,468           15,452                 2,064                  22             1,411
          1.910                         1,097              572                     -                   -             1,149
          1.920                        96,287            9,628                12,182                 327             2,732
          1.945                         3,872            1,497                     -                 191                 -
          1.950                        21,442            4,604                     -               3,627               185
          1.960                       137,742            3,678                     -                   -               263
          1.970                         4,693            2,436                     -                   -               102
          1.995                           845                -                     -                   -               410
          2.000                         9,637           12,836                    14                   -             1,916
          2.010                             -                -                     -                   -                 -
          2.020                        39,907           21,588                   377                   -             3,152
          2.045                        27,860            2,225                     -                   -                92
          2.050                         7,138            3,986                     -                   -                 -
          2.070                           562           45,109                     -                   -               671
          2.095                         6,061            2,769                     -                   -                 -
          2.100                           909                -                     -                   -                 -
          2.120                        24,545              883                     -                   -               636
          2.145                         2,166               89                     -                   -                 -
          2.150                        18,639                -                     -                   -                 -
          2.160                           268                -                     -                   -               141
          2.170                         2,351                -                     -                 795               235


                                JNL/MCM
                               Enhanced            JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM
                             S&P 500 Stock        Financial         Global         International         JNL 5
                            Index Portfolio    Sector Portfolio  15 Portfolio     Index Portfolio      Portfolio
                           ------------------  ---------------- ---------------- ------------------  ---------------
        M&E CLASS

          1.100                        6,363                 -                -                  -                -
          1.250                       10,606               216           15,550              9,958            1,382
          1.350                       10,013                46           19,645             32,127           29,305
          1.400                       15,333                 -           24,231              1,811              500
          1.500                       10,004               785           15,654              1,827                -
          1.550                        3,637             1,124            2,170                489                -
          1.560                            -                 -                -                  -                -
          1.575                            -                 -                -                  -                -
          1.600                       10,889             1,514           39,454             25,241           44,342
          1.645                            -                 -              437              2,968                -
          1.650                        1,529                 -           10,751             12,514                -
          1.670                       10,875                78           17,702              2,437                -
          1.700                        6,351                 -           50,616             12,026           11,472
          1.720                            -                 -                -                  -                -
          1.725                            -                 -                -                  -                -
          1.745                            -                 -            4,756                121           10,715
          1.750                       25,077               964           24,249             30,667           37,661
          1.770                        9,360                30           12,800              3,996           15,926
          1.795                        2,103                 -           28,609              2,343              373
          1.800                        1,147             3,298            9,840             40,437                -
          1.820                            -                 -                -                  -                -
          1.825                            -                 -                -                  -                -
          1.845                            -                 -                -                  -                -
          1.850                        9,119               320            8,961              5,312           17,367
          1.870                            -                 -                -                  -                -
          1.895                        2,324                 -            1,714                744                -
          1.900                            -                 -            7,591             88,270                -
          1.910                        1,587                 -            1,394              5,226               14
          1.920                          425               496           61,204              6,229                -
          1.945                        1,347                 -            1,778                384            2,564
          1.950                        3,092             1,206           23,592             11,113           14,764
          1.960                       13,289                 -           44,615             10,211           11,886
          1.970                        2,476             1,039            4,155              1,114            2,459
          1.995                            -                 -            2,224                  -                -
          2.000                            -                26           12,530              3,786           55,430
          2.010                            -                 -                -                  -                -
          2.020                       10,530             1,661           30,090             19,464              834
          2.045                        2,693                 -           30,028              2,259           12,581
          2.050                        4,327                 -            8,287              9,610           25,344
          2.070                            -               280              824             15,559           74,979
          2.095                          832                 -            4,143              1,797                -
          2.100                            -                 -              928                  -            2,805
          2.120                            -                 -           18,946                990                -
          2.145                            -                 -            2,323              1,723            3,951
          2.150                        2,636                 -           18,797              1,325                -
          2.160                            -                 -              275                  -            1,180
          2.170                            -               717            2,409                  -           24,064



                                                  JNL/MCM
                               JNL/MCM        Pharmaceutical/
                               Nasdaq(R)        Healthcare
                            15 Portfolio      Sector Portfolio
                          ------------------  ----------------
        M&E CLASS

          1.100                           -                 -
          1.250                       1,390             1,203
          1.350                     100,250             3,991
          1.400                         503             1,932
          1.500                         126             5,098
          1.550                           -                 -
          1.560                           -                 -
          1.575                           -                 -
          1.600                       3,432             9,780
          1.645                           -                34
          1.650                           -             1,305
          1.670                           -             1,361
          1.700                         246            15,710
          1.720                           -                 -
          1.725                           -                 -
          1.745                           -                 -
          1.750                       1,707             1,717
          1.770                           -               886
          1.795                           -                 9
          1.800                           -             1,064
          1.820                           -                 -
          1.825                           -                 -
          1.845                           -                 -
          1.850                           -             6,201
          1.870                           -                 -
          1.895                           -                 -
          1.900                           -             1,232
          1.910                           -             1,261
          1.920                           -               634
          1.945                           -               422
          1.950                           -             7,870
          1.960                         404                 -
          1.970                           -               906
          1.995                           -             1,206
          2.000                         790             6,406
          2.010                           -                 -
          2.020                           -             3,115
          2.045                           -             1,035
          2.050                       1,468                 -
          2.070                           -             4,912
          2.095                           -               102
          2.100                           -                 -
          2.120                           -             8,617
          2.145                           -                 -
          2.150                           -             4,571
          2.160                           -                 -
          2.170                           -             1,243





JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                                  JNL/MCM           JNL/MCM            JNL/MCM             JNL/MCM              JNL/MCM
                                    25           Bond Index        Communications      Consumer Brands         Energy
                                Portfolio         Portfolio       Sector Portfolio     Sector Portfolio    Sector Portfolio
                             ----------------- ----------------  -------------------- -------------------  ----------------
        M&E CLASS

          2.195                             -            7,912                     -                 243               180
          2.200                         1,897            2,684                     -                   -               160
          2.210                           326              769                     -                   -               232
          2.220                         1,413                -                     -                   -                 -
          2.245                         2,468               95                     -                   -                 -
          2.250                        13,503                -                     -                   -                 -
          2.270                        14,594           23,791                     -                   -                 -
          2.295                       210,256            5,420                     -                 311               215
          2.300                         4,549            2,815                     -                   -               197
          2.310                         1,245                -                     -                   -               100
          2.320                        21,722           11,568                 1,719                   -             2,610
          2.345                           209               23                     -                 832                 -
          2.350                         1,346                -                     -                   -                 -
          2.360                             -                -                     -                   -                 -
          2.370                         6,610           35,735                   546               1,570             1,131
          2.395                         3,546                -                     -                   -                 -
          2.400                         1,012            1,856                     -                   -                 -
          2.410                         4,365                -                     -                   -                 -
          2.420                         4,597                -                     -                   -                76
          2.445                             -                5                     -                   -                 -
          2.450                         3,809                -                     -                 518               394
          2.460                           641                -                     -                   -                 -
          2.470                           860            9,913                     -                   -                 -
          2.495                         2,383            3,092                     -                   -                 -
          2.500                             -                -                     -                   -                 -
          2.510                        12,346                -                     -                   -                 -
          2.545                         3,821                -                     -                   -                 -
          2.560                            88                -                     -                   -               811
          2.570                         4,706            3,473                     -                   -               622
          2.595                           550                -                     -                   -                 -
          2.620                             -                -                     -                   -               920
          2.645                        13,391                -                     -                   -             1,148
          2.650                             -            1,374                     -                   -                 -
          2.670                         6,106                -                     -                   -                 -
          2.695                             -                -                     -                   -                 -
          2.700                             -                -                     -                   -                 -
          2.720                         5,485            1,135                     -                   -                 -
          2.745                             -                -                     -                   -                 -
          2.750                             -                -                     -                   -                 -
          2.760                           306                -                     -                   -               224
          2.800                             -               74                     -                   -                 -
          2.810                             -                -                     -                   -                 -
          2.820                           568            1,050                     -                   -                 -
          2.850                             -                -                     -                   -                 -
          2.870                             -                -                     -                   -               810
          2.920                           367                -                     -                   -                 -
          2.945                             -                -                     -                   -                 -



                             JNL/MCM
                            Enhanced            JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM
                          S&P 500 Stock        Financial         Global         International         JNL 5
                         Index Portfolio    Sector Portfolio  15 Portfolio     Index Portfolio      Portfolio
                        ------------------  ---------------- ---------------- ------------------  ---------------
        M&E CLASS

          2.195                         -               217            1,583              9,026            3,908
          2.200                         -                 -            1,967              2,936              827
          2.210                         -                 -              882              1,490              770
          2.220                     5,688                 -            1,500                  -                -
          2.245                     1,419                 -            2,523                  -           13,757
          2.250                       882               244           14,124              7,610            3,830
          2.270                    12,002                 -           13,984             16,480            4,813
          2.295                     1,725               351            8,551              5,816                -
          2.300                    13,884                 -            4,345              5,036                -
          2.310                         -                 -            1,478              3,319              222
          2.320                     1,818             4,759            2,996             15,932                -
          2.345                         -                 -              903                  -            4,795
          2.350                         -                 -            1,317                  -                -
          2.360                         -                 -                -                  -                -
          2.370                     3,730             7,750            8,247             23,638                -
          2.395                       234                 -            5,284                315                -
          2.400                     5,445                 -            1,094              6,588                -
          2.410                         -                 -                -                  -                -
          2.420                         -                 -            4,206                 38            1,270
          2.445                       843                 -                -                  4            5,170
          2.450                     5,132                 -            3,269              2,035                -
          2.460                         -                 -              660                  -                -
          2.470                     1,150               185            1,657              8,335            7,641
          2.495                     1,252                 -            2,487                  -                -
          2.500                         -                 -                -                  -                -
          2.510                         -                 -                -                  -                -
          2.545                         -                 -            5,153              1,927                -
          2.560                         -                 -               90              7,122            5,553
          2.570                         -               704            4,499              2,367                -
          2.595                         -                 -            1,581                649            1,870
          2.620                         -             1,324                -                  -                -
          2.645                         -                 -            7,719              1,830                -
          2.650                       402                 -                -                  -                -
          2.670                         -                 -            9,273                  -                -
          2.695                         -                 -                -                  -            7,100
          2.700                         -                 -                -                  -                -
          2.720                         -                 -            1,735              1,008                -
          2.745                         -                 -                -                  -                -
          2.750                         -                 -                -                  -                -
          2.760                         -               338              314              1,332                -
          2.800                       278                 -                -                210            3,250
          2.810                         -                 -                -                  -                -
          2.820                         -                 -              604                253                -
          2.850                         -                 -                -                  -                -
          2.870                         -             1,157                -                  -                -
          2.920                         -                 -                -                  -                -
          2.945                         -                 -                -                  -                -



                                               JNL/MCM
                            JNL/MCM        Pharmaceutical/
                            Nasdaq(R)        Healthcare
                         15 Portfolio      Sector Portfolio
                       ------------------  ----------------
        M&E CLASS

          2.195                        -               335
          2.200                        -               174
          2.210                        -               375
          2.220                        -               290
          2.245                        -                 -
          2.250                        -                 -
          2.270                        -             1,278
          2.295                        -             4,404
          2.300                        -               480
          2.310                        -               163
          2.320                        -             3,692
          2.345                      143                 -
          2.350                        -                 -
          2.360                        -                 -
          2.370                        -             2,724
          2.395                        -                 -
          2.400                        -                 -
          2.410                        -                 -
          2.420                        -               489
          2.445                        -                 -
          2.450                        -               484
          2.460                        -                 -
          2.470                        -             1,259
          2.495                        -                 -
          2.500                        -                 -
          2.510                        -                 -
          2.545                        -                 -
          2.560                        -               671
          2.570                        -               992
          2.595                        -                 -
          2.620                        -             1,485
          2.645                        -                 -
          2.650                        -                 -
          2.670                        -                 -
          2.695                        -                 -
          2.700                        -                 -
          2.720                        -                 -
          2.745                        -                 -
          2.750                        -                 -
          2.760                        -               388
          2.800                        -                 -
          2.810                        -                 -
          2.820                        -                 -
          2.850                        -                 -
          2.870                        -             1,303
          2.920                        -                 -
          2.945                        -                 -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                                 JNL/MCM           JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                    25           Bond Index        Communications      Consumer Brands         Energy
                                Portfolio         Portfolio       Sector Portfolio     Sector Portfolio    Sector Portfolio
                             ----------------- ----------------  -------------------- -------------------  ----------------
        M&E CLASS

          2.950                             -                -                     -                   -                 -
          2.995                             -                -                     -                   -                 -
          3.050                             -                -                     -                   -                 -
          3.060                             -                -                     -                   -                 -
          3.095                             -                -                     -                   -                 -
          3.100                             -                -                     -                   -                 -
          3.120                             -                -                     -                   -                 -
          3.145                             -                -                     -                   -                 -
          3.150                             -                -                     -                   -                 -
          3.170                             -                -                     -                   -                 -
          3.195                             -                -                     -                   -                 -
          3.200                             -                -                     -                   -                 -
          3.220                             -                -                     -                   -                 -
          3.245                             -                -                     -                   -                 -
          3.250                             -                -                     -                   -                 -
          3.270                             -                -                     -                   -                 -
          3.300                             -                -                     -                   -                 -
          3.370                             -                -                     -                   -                 -
          3.400                             -                -                     -                   -                 -
          3.420                             -                -                     -                   -                 -
          3.445                             -                -                     -                   -                 -
          3.470                             -                -                     -                   -                 -
          3.520                             -                -                     -                   -                 -
          3.595                             -                -                     -                   -                 -
          3.600                             -                -                     -                   -                 -
          3.620                             -                -                     -                   -                 -
          3.645                             -                -                     -                   -                 -
          3.670                             -                -                     -                   -               611
          3.720                             -                -                     -                   -                 -
          3.820                             -                -                     -                   -                 -
          4.000                             -                -                     -                   -                 -

       PERSPECTIVE
  Standard Benefit                     46,011           16,461                 4,699                 399             6,795
  Contract Enhancement
         Benefit                        6,702            6,581                 2,468                   -             2,329
                             ----------------- ----------------  -------------------- -------------------  ----------------

           Total                    1,173,209          388,363                53,999              19,789            44,819
                             ================= ================  ==================== ===================  ================


                              JNL/MCM
                             Enhanced            JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM
                           S&P 500 Stock        Financial         Global         International         JNL 5
                          Index Portfolio    Sector Portfolio  15 Portfolio     Index Portfolio      Portfolio
                         ------------------  ---------------- ---------------- ------------------  ---------------
        M&E CLASS

          2.950                          -                 -                -                  -            1,334
          2.995                          -                 -                -                  -                -
          3.050                          -                 -                -                  -                -
          3.060                          -                 -                -                  -                -
          3.095                          -                 -                -                  -                -
          3.100                          -                 -                -                  -                -
          3.120                          -                 -                -                  -                -
          3.145                          -                 -                -                  -                -
          3.150                          -                 -                -                  -                -
          3.170                          -                 -                -                  -                -
          3.195                          -                 -                -                  -                -
          3.200                          -                 -                -                  -                -
          3.220                          -                 -                -                  -                -
          3.245                          -                 -                -                  -                -
          3.250                          -                 -                -                  -                -
          3.270                          -                 -                -                  -                -
          3.300                          -                 -                -                  -                -
          3.370                          -                 -                -                  -                -
          3.400                          -                 -                -                  -                -
          3.420                          -                 -                -                  -                -
          3.445                          -                 -                -                  -                -
          3.470                          -                 -                -                  -                -
          3.520                          -                 -                -                  -                -
          3.595                          -                 -                -                  -                -
          3.600                          -                 -                -                  -                -
          3.620                          -                 -                -                  -                -
          3.645                          -                 -                -                  -                -
          3.670                          -                 -                -                  -                -
          3.720                          -                 -                -                  -                -
          3.820                          -                 -                -                  -                -
          4.000                          -                 -                -                  -                -

       PERSPECTIVE
  Standard Benefit                  14,954             2,042           29,540             20,659            6,176
  Contract Enhancement
         Benefit                    13,666                35           11,872             20,163            9,335
                         ------------------  ---------------- ---------------- ------------------  ---------------

           Total                   262,468            32,906          718,709            530,196          483,519
                         ==================  ================ ================ ==================  ===============



                                                 JNL/MCM
                              JNL/MCM        Pharmaceutical/
                              Nasdaq(R)        Healthcare
                           15 Portfolio      Sector Portfolio
                         ------------------  ----------------
        M&E CLASS

          2.950                          -                 -
          2.995                          -                 -
          3.050                          -                 -
          3.060                          -                 -
          3.095                          -                 -
          3.100                          -                 -
          3.120                          -                 -
          3.145                          -                 -
          3.150                          -                 -
          3.170                          -                 -
          3.195                          -                 -
          3.200                          -                 -
          3.220                          -                 -
          3.245                          -                 -
          3.250                          -                 -
          3.270                          -                 -
          3.300                          -                 -
          3.370                          -                 -
          3.400                          -                 -
          3.420                          -                 -
          3.445                          -                 -
          3.470                          -                 -
          3.520                          -                 -
          3.595                          -                 -
          3.600                          -                 -
          3.620                          -                 -
          3.645                          -                 -
          3.670                          -                 -
          3.720                          -                 -
          3.820                          -                 -
          4.000                          -                 -

       PERSPECTIVE
  Standard Benefit                   1,301             4,391
  Contract Enhancement
         Benefit                         -             3,454
                         ------------------  ----------------

           Total                   111,760           122,654
                         ==================  ================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                                JNL/MCM            JNL/MCM             JNL/MCM           JNL/MCM             JNL/MCM
                             S&P 400 MidCap        S&P 500          Select Small        Small Cap          Technology
                            Index Portfolio    Index Portfolio     Cap Portfolio     Index Portfolio     Sector Portfolio
                           ------------------- ------------------------------------ -------------------  ----------------
       M&E CLASS

         1.100                              -             2,020                  -                   -                 -
         1.250                         31,420            34,429             21,621              20,116             1,349
         1.350                         33,855            88,252             15,319              33,030             3,777
         1.400                         11,289            38,007             27,823               9,826                 -
         1.500                          7,160            25,462              4,426               3,019             1,094
         1.550                            559             1,823              1,702                  50                 -
         1.560                              -                 -                  -                   -                 -
         1.575                              -                 -                  -                   -                 -
         1.600                         84,422           132,419             20,660              71,452             8,839
         1.645                          5,397            11,086                350               5,394               102
         1.650                         13,450            19,527              8,991              13,380             2,636
         1.670                          9,868            13,492             14,067               2,960             7,179
         1.700                         23,951            38,263             40,830              15,249                96
         1.720                              -                 -                  -                   -                 -
         1.725                              -                 -                  -                   -                 -
         1.745                              -               856              2,865                  33               215
         1.750                         43,998            76,446             19,258              37,063                 -
         1.770                          5,462            23,079              4,789               4,074               160
         1.795                         17,770            54,779             40,269              20,413                 -
         1.800                         10,968            20,242              5,382              10,145               364
         1.820                              -            22,788                  -                   -                 -
         1.825                              -                 -                  -                   -                 -
         1.845                              -                 -                  -                   -                 -
         1.850                          6,289            19,999              4,817               7,329             5,429
         1.870                              -                 -                  -                   -                 -
         1.895                              -                 -              1,530                 620                 -
         1.900                         99,128           125,260              5,999              96,445             3,355
         1.910                          1,730            13,150                524               1,675             2,272
         1.920                          9,369            16,639             48,078               5,226             4,488
         1.945                          3,206             5,568                686               1,398                 -
         1.950                         19,823            39,115             20,258              16,762             4,832
         1.960                         60,027            94,814             82,605              60,341                 -
         1.970                          1,561             2,461              3,773               1,384               582
         1.995                              -                 -              2,156                   -                 -
         2.000                         17,656            29,595              7,658               5,231             1,436
         2.010                              -                 -                  -                   -                 -
         2.020                         16,875            46,136             14,195              15,804               770
         2.045                          1,918            58,293             26,762               2,694               212
         2.050                         13,841            17,368              6,098              13,954                 -
         2.070                          8,515            18,562                267               4,966             1,932
         2.095                          2,022             4,849              3,435               2,021                 -
         2.100                              -                 -                807                   -                 -
         2.120                          7,397            11,929             18,208               1,904               850
         2.145                          1,152            20,941                103               1,651                 -
         2.150                          5,572             7,490             19,962                 556                 -
         2.160                              -               367                252                   -                 -
         2.170                              -                 -                816                   -               747



                            JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM       JNL/Oppenheimer
                          The Dow SM         The S&P(R)       Value Line(R)         VIP           Global Growth
                         10 Portfolio      10 Portfolio      25 Portfolio       Portfolio          Portfolio
                       ----------------- -----------------  ----------------  ---------------  ------------------
       M&E CLASS

         1.100                        -                 -                 -                -               4,026
         1.250                    9,590            11,704                 -            1,175              11,794
         1.350                   20,398            23,450             1,202            2,420               2,743
         1.400                   72,636            40,041           107,613                -              13,586
         1.500                   16,871            17,018               133                -               8,412
         1.550                    5,778             2,083                 -                -                 964
         1.560                        -                 -                 -                -                   -
         1.575                        -                 -                 -                -                   -
         1.600                   43,388            39,301             9,592            3,460              11,069
         1.645                      467               493                 -                -               1,316
         1.650                    9,874            12,263                 -                -               3,159
         1.670                   24,140            21,963            26,628            1,583              15,654
         1.700                   50,465            43,378            11,515                -               3,494
         1.720                        -                 -                 -                -                   -
         1.725                        -                 -                 -                -                   -
         1.745                    4,666             5,406                 -              515               4,028
         1.750                   26,311            28,372             6,806              392              11,814
         1.770                    7,983            11,494               169                -               3,244
         1.795                   95,035            88,093           206,301                -              17,621
         1.800                   20,714            11,542                 -                -               1,275
         1.820                        -                 -                 -                -               1,552
         1.825                        -                 -                 -                -                   -
         1.845                        -                 -                 -                -                   -
         1.850                    7,423             8,860             1,651                -              11,208
         1.870                        -                 -                 -                -                   -
         1.895                    1,876             2,032                 -                -                   -
         1.900                    7,743             7,686                 -                -               1,649
         1.910                    1,248               985                 -            5,534               1,891
         1.920                   98,407            86,733           239,509                -               5,553
         1.945                      353             4,083             6,021                -                 196
         1.950                   32,234            27,000             1,666                -               4,842
         1.960                  219,809           155,548           445,918                -              27,459
         1.970                    6,893             4,427             4,585              761                 569
         1.995                      866             1,026                 -                -                   -
         2.000                   12,913             9,208             4,584              231               2,137
         2.010                        -                 -                 -                -                   -
         2.020                   51,951            44,143            50,786                -               7,901
         2.045                   58,390            34,618             5,981                -               2,409
         2.050                   11,510             7,023             6,428                -               1,565
         2.070                    1,006               932            15,190            2,823                 273
         2.095                    5,634             5,556             3,153                -               1,366
         2.100                      908             1,090                 -                -                   -
         2.120                   23,464            15,013                 -                -               8,071
         2.145                      113               132                 -                -                 840
         2.150                   20,681            19,341                 -                -               1,382
         2.160                      307               331             1,878            1,078               1,213
         2.170                        -                 -             3,004                -                 765



                       JNL/Oppenheimer        JNL/PIMCO
                           Growth            Total Return
                         Portfolio          Bond Portfolio
                    --------------------- -------------------
       M&E CLASS

         1.100                         -               7,344
         1.250                     4,055              30,794
         1.350                    11,338              36,893
         1.400                     8,537              38,365
         1.500                    10,310              15,485
         1.550                         -               1,156
         1.560                         -                   -
         1.575                         -                   -
         1.600                     6,894              14,344
         1.645                        55               5,796
         1.650                         -               8,011
         1.670                     3,216              30,801
         1.700                     2,018              27,824
         1.720                         -                   -
         1.725                         -                   -
         1.745                        25               3,470
         1.750                     8,801              21,529
         1.770                       619              11,878
         1.795                     2,825              52,120
         1.800                         -              98,763
         1.820                     1,466               4,866
         1.825                         -                   -
         1.845                         -                   -
         1.850                     2,656              16,195
         1.870                         -                   -
         1.895                         -                  30
         1.900                     5,595               2,801
         1.910                         -               1,468
         1.920                     6,573              28,912
         1.945                         -              11,901
         1.950                     2,178               6,661
         1.960                     1,848              64,274
         1.970                         -              14,075
         1.995                     5,018               1,440
         2.000                     1,017               7,717
         2.010                         -                   -
         2.020                     2,460              31,709
         2.045                         -               1,000
         2.050                         -               3,117
         2.070                         -               5,405
         2.095                       870               8,207
         2.100                         -                   -
         2.120                         -                 195
         2.145                       872              23,065
         2.150                         -               9,907
         2.160                         -                   -
         2.170                         -                   -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                                JNL/MCM            JNL/MCM             JNL/MCM           JNL/MCM             JNL/MCM
                             S&P 400 MidCap        S&P 500          Select Small        Small Cap          Technology
                            Index Portfolio    Index Portfolio     Cap Portfolio     Index Portfolio     Sector Portfolio
                           ------------------- ------------------------------------ -------------------  ----------------
       M&E CLASS

         2.195                          6,686            10,933                 78               6,699               416
         2.200                          2,572             5,433              1,801               2,431                 -
         2.210                            516             3,111                154                 502               693
         2.220                              -             3,117              1,330                   -                 -
         2.245                            186                 -              2,447                   -                 -
         2.250                          9,605            13,643              9,722               8,611             1,326
         2.270                         35,748            62,541             10,239              27,313                 -
         2.295                        155,291             7,162              3,827              80,335                 -
         2.300                         13,510            22,623              3,665               9,584                 -
         2.310                          3,075             7,032                 73               1,119               306
         2.320                         31,797            24,701              1,736              24,330             8,463
         2.345                              -             1,707                196                   -                 -
         2.350                              -                 -              1,063                   -                 -
         2.360                              -                 -                  -                   -                 -
         2.370                         36,137            43,808              3,650              29,006                26
         2.395                            331             1,319              3,470                 326                 -
         2.400                          6,794            11,309              1,035               6,823             6,175
         2.410                              -                 -                  -                   -                 -
         2.420                              -               129              3,810                   -                 -
         2.445                              -                 -                  -                   4                 -
         2.450                         21,112             6,501              4,507               7,649             3,281
         2.460                              -                 -                  -                   -                 -
         2.470                          8,759            14,403                  -              10,656             3,380
         2.495                              -                 -                  -                   -                 -
         2.500                              -                 -                  -                   -                 -
         2.510                              -                 -                  -                   -                 -
         2.545                          1,978             4,672              4,548               1,945                 -
         2.560                          7,671            10,093                 83               7,496                 -
         2.570                          4,870             9,927              4,700               3,581             1,898
         2.595                            913             1,915                  -                 451                 -
         2.620                              -                 -                790                   -             2,781
         2.645                          6,350             2,296              6,230               4,099                 -
         2.650                          1,762               585                971                 558                 -
         2.670                              -                 -              3,678                   -                 -
         2.695                              -                 -                  -                   -                 -
         2.700                              -                 -                  -                   -                 -
         2.720                          1,066             1,273              1,553               1,510                 -
         2.745                              -                 -                  -                   -                 -
         2.750                              -                 -                  -                   -                 -
         2.760                            543             1,863                174                 378                 -
         2.800                          1,892             2,764                444               1,943                 -
         2.810                              -                 -                  -                   -                 -
         2.820                            259               308                  -                 256                 -
         2.850                              -                 -                  -                   -                 -
         2.870                              -                 -                  -                   -             2,447
         2.920                              -                 -                  -                   -                 -
         2.945                              -                 -                  -                   -                 -


                            JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM       JNL/Oppenheimer
                          The Dow SM         The S&P(R)       Value Line(R)        VIP           Global Growth
                         10 Portfolio      10 Portfolio      25 Portfolio       Portfolio          Portfolio
                       ----------------- -----------------  ----------------  ---------------  ------------------
       M&E CLASS

         2.195                       16               109             9,335                -               1,710
         2.200                    2,179             2,384               550              816                   -
         2.210                      376               302               740            1,632                   -
         2.220                    2,476             1,795                 -                -               1,499
         2.245                    2,515             3,018             4,861                -                 215
         2.250                    9,739            10,392               556                -               1,204
         2.270                   14,105            16,537             8,547                -               3,503
         2.295                    9,249           261,651                 -                -               7,506
         2.300                    9,028            10,304                 -                -              18,860
         2.310                    1,330               130             1,567              603               1,386
         2.320                    2,102            29,174                 -                -               2,431
         2.345                      351               379             2,902                -                 169
         2.350                    1,288             1,484                 -                -                   -
         2.360                        -                 -                 -                -                   -
         2.370                    6,484             6,764             1,863            1,801              18,763
         2.395                    5,259             6,176                 -                -               1,997
         2.400                    3,514             1,312                 -                -               4,099
         2.410                        -                 -                 -                -                   -
         2.420                    4,692             5,141                 -                -               4,144
         2.445                        -                 -                 -                -                   -
         2.450                   30,955            36,364                 -                -               7,991
         2.460                      731               787                 -                -                   -
         2.470                    3,514             1,276               390                -                   -
         2.495                    2,454             2,883                 -                -                   -
         2.500                        -                 -                 -                -                   -
         2.510                        -                 -                 -                -                   -
         2.545                    2,885               646                 -                -                   -
         2.560                      101               108             8,787               97               1,746
         2.570                    1,040             1,774                 -                -               1,177
         2.595                      637             1,178             1,790                -                   -
         2.620                        -                 -                 -                -                   -
         2.645                    7,002            15,949                 -                -               1,833
         2.650                        -                 -                 -                -                  36
         2.670                    1,095             1,292                 -                -                   -
         2.695                        -                 -                 -                -                   -
         2.700                        -                 -                 -                -                   -
         2.720                    1,331             1,623               658                -                   -
         2.745                        -                 -                 -                -                   -
         2.750                        -                 -                 -                -                   -
         2.760                      351               298                 -            1,392                   -
         2.800                        -                 -                 -                -                 169
         2.810                        -                 -                 -                -                   -
         2.820                      645               711                 -                -                   -
         2.850                        -                 -                 -                -                   -
         2.870                        -                 -                 -                -                   -
         2.920                        -                 -                 -                -                   -
         2.945                        -                 -                 -                -                   -


                        JNL/Oppenheimer        JNL/PIMCO
                            Growth            Total Return
                          Portfolio          Bond Portfolio
                     --------------------- -------------------
       M&E CLASS

         2.195                         55               1,689
         2.200                          -                 489
         2.210                          -                   -
         2.220                      1,525               2,788
         2.245                          -              20,571
         2.250                          -                 424
         2.270                      6,701              23,664
         2.295                      1,219              10,176
         2.300                      3,046              49,596
         2.310                          -                   -
         2.320                      1,433              12,376
         2.345                          -               1,022
         2.350                          -                   -
         2.360                          -                   -
         2.370                          -              28,067
         2.395                          -                   -
         2.400                          -                   -
         2.410                          -                   -
         2.420                          -               6,900
         2.445                          -               1,229
         2.450                      2,074              32,414
         2.460                          -                   -
         2.470                      3,706               2,189
         2.495                          -                 720
         2.500                          -                   -
         2.510                          -                   -
         2.545                          -                   -
         2.560                          -               1,304
         2.570                          -               4,835
         2.595                          -                   -
         2.620                          -               3,876
         2.645                          -                   -
         2.650                          -               4,770
         2.670                          -                   -
         2.695                          -                   -
         2.700                          -                   -
         2.720                          -                 236
         2.745                          -                   -
         2.750                          -                   -
         2.760                          -                   -
         2.800                         36               3,079
         2.810                          -                   -
         2.820                          -                   -
         2.850                          -                   -
         2.870                          -               2,043
         2.920                          -                   -
         2.945                      1,567                   -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                                JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM
                             S&P 400 MidCap        S&P 500          Select Small        Small Cap          Technology
                            Index Portfolio    Index Portfolio     Cap Portfolio     Index Portfolio     Sector Portfolio
                           ------------------- ------------------------------------ -------------------  ----------------
       M&E CLASS

         2.950                              -                 -                  -                   -                 -
         2.995                              -                 -                  -                   -                 -
         3.050                              -                 -                  -                   -                 -
         3.060                              -                 -                  -                   -                 -
         3.095                              -                 -                  -                   -                 -
         3.100                              -                 -                  -                   -                 -
         3.120                              -                 -                  -                   -                 -
         3.145                              -                 -                  -                   -                 -
         3.150                              -                 -                  -                   -                 -
         3.170                              -                 -                  -                   -                 -
         3.195                              -                 -                  -                   -                 -
         3.200                              -                 -                  -                   -                 -
         3.220                              -                 -                  -                   -                 -
         3.245                              -                 -                  -                   -                 -
         3.250                              -                 -                  -                   -                 -
         3.270                              -                 -                  -                   -                 -
         3.300                              -                 -                  -                   -                 -
         3.370                              -                 -                  -                   -                 -
         3.400                              -                 -                  -                   -                 -
         3.420                              -                 -                  -                   -                 -
         3.445                              -                 -                  -                   -                 -
         3.470                              -                 -                  -                   -                 -
         3.520                              -                 -                  -                   -                 -
         3.595                              -                 -                  -                   -                 -
         3.600                              -                 -                  -                   -                 -
         3.620                              -                 -                  -                   -                 -
         3.645                              -                 -                  -                   -                 -
         3.670                            853                 -                  -                 865                 -
         3.720                              -                 -                  -                   -                 -
         3.820                              -                 -                  -                   -                 -
         4.000                              -                 -                  -                   -                 -

      PERSPECTIVE
  Standard Benefit                     29,666            61,491              9,449              40,477             1,252
  Contract Enhancement
        Benefit                        30,527            52,623              4,148              24,862                42
                           ------------------- -----------------  ----------------- -------------------  ----------------

          Total                       996,119         1,524,788            586,912             789,974            85,202
                           =================== =================  ================= ===================  ================


                             JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM        JNL/Oppenheimer
                            The Dow SM         The S&P(R)      Value Line(R)         VIP           Global Growth
                           10 Portfolio      10 Portfolio      25 Portfolio       Portfolio          Portfolio
                         ----------------- -----------------  ----------------  ---------------  ------------------
       M&E CLASS

         2.950                          -                 -                 -                -                   -
         2.995                          -                 -                 -                -                   -
         3.050                          -                 -                 -                -                   -
         3.060                          -                 -                 -                -                   -
         3.095                          -                 -                 -                -                   -
         3.100                          -                 -                 -                -                   -
         3.120                          -                 -                 -                -                   -
         3.145                          -                 -                 -                -                   -
         3.150                          -                 -                 -                -                   -
         3.170                          -                 -                 -                -                   -
         3.195                          -                 -                 -                -                   -
         3.200                          -                 -                 -                -                   -
         3.220                          -                 -                 -                -                   -
         3.245                          -                 -                 -                -                   -
         3.250                          -                 -                 -                -                   -
         3.270                          -                 -                 -                -                   -
         3.300                          -                 -                 -                -                   -
         3.370                          -                 -                 -                -                   -
         3.400                          -                 -                 -                -                   -
         3.420                          -                 -                 -                -                   -
         3.445                          -                 -                 -                -                   -
         3.470                          -                 -                 -                -                   -
         3.520                          -                 -                 -                -                   -
         3.595                          -                 -                 -                -                   -
         3.600                          -                 -                 -                -                   -
         3.620                          -                 -                 -                -                   -
         3.645                          -                 -                 -                -                   -
         3.670                          -                 -                 -                -                   -
         3.720                          -                 -                 -                -                   -
         3.820                          -                 -                 -                -                   -
         4.000                          -                 -                 -                -                   -

      PERSPECTIVE
  Standard Benefit                 28,458            41,847             5,939            1,998             110,220
  Contract Enhancement
        Benefit                     6,427             9,391            18,900                -              86,044
                         ----------------- -----------------  ----------------  ---------------  ------------------

          Total                 1,134,374         1,265,547         1,227,698           28,311             473,742
                         ================= =================  ================  ===============  ==================


                          JNL/Oppenheimer         JNL/PIMCO
                               Growth            Total Return
                             Portfolio          Bond Portfolio
                        --------------------- -------------------
       M&E CLASS

         2.950                             -                   -
         2.995                             -                   -
         3.050                             -                   -
         3.060                             -                   -
         3.095                             -                   -
         3.100                             -                   -
         3.120                             -                   -
         3.145                             -                   -
         3.150                             -                   -
         3.170                             -                   -
         3.195                             -                   -
         3.200                             -                   -
         3.220                             -                   -
         3.245                             -                   -
         3.250                             -                   -
         3.270                             -                   -
         3.300                             -                   -
         3.370                             -                   -
         3.400                             -                   -
         3.420                             -                   -
         3.445                             -                   -
         3.470                             -                   -
         3.520                             -                   -
         3.595                             -                   -
         3.600                             -                   -
         3.620                             -                   -
         3.645                             -                   -
         3.670                             -                   -
         3.720                             -                   -
         3.820                             -                   -
         4.000                             -                   -

      PERSPECTIVE
  Standard Benefit                    22,358             207,532
  Contract Enhancement
        Benefit                       44,884             140,771
                        --------------------- -------------------

          Total                      177,850           1,210,278
                        ===================== ===================



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                               JNL/PPM           JNL/Putnam        JNL/Putnam        JNL/Putnam       JNL/Putnam
                          America High Yield       Equity        International     Midcap Growth     Value Equity
                            Bond Portfolio       Portfolio      Equity Portfolio     Portfolio         Portfolio
                          ------------------- ----------------- ----------------  ----------------  ----------------
       M&E CLASS

         1.100                             -                 -                -                 -                 -
         1.250                             -               469            1,918            14,258             4,501
         1.350                             -                 -                -                 -             3,058
         1.400                             -             2,676            5,370            16,914             9,966
         1.500                             -               321            2,114             1,860             2,220
         1.550                             -                 -                -                 -                 -
         1.560                             -                 -                -                 -                 -
         1.575                             -                 -                -                 -                 -
         1.600                             -                50              642                39               261
         1.645                             -                 -                -                 -                 -
         1.650                             -                 -                -             1,613             1,017
         1.670                             -                 -            1,082                 -             2,893
         1.700                             -                 -                -             3,269             2,262
         1.720                             -                 -                -                 -                 -
         1.725                             -                 -                -                 -                 -
         1.745                             -                 -                -                 -                 -
         1.750                             -             1,546              890            30,129             2,298
         1.770                             -                 -              341               157                58
         1.795                             -                 -            2,143             1,887             5,953
         1.800                             -                 -            1,756             1,237               435
         1.820                             -                 -                -                 -               750
         1.825                             -                 -                -                 -                 -
         1.845                             -                 -                -                 -                 -
         1.850                             -                 -              866             1,293             2,120
         1.870                             -                 -                -                 -                 -
         1.895                             -                 -                -                 -                 -
         1.900                             -                 -              415             1,037                 -
         1.910                             -                 -                -                 -                 -
         1.920                             -             1,258            1,569             1,475             2,329
         1.945                             -                 -                -                 -               560
         1.950                             -               300                -               770               312
         1.960                             -               121            4,656             2,538             1,552
         1.970                             -                 -                -             2,548             1,285
         1.995                             -                 -                -                 -                 -
         2.000                             -               374            2,441               794             2,420
         2.010                             -                 -                -                 -                 -
         2.020                             -                 -              907               719             4,135
         2.045                             -                 -                -                 -             1,224
         2.050                             -                 -            1,786                 -                 -
         2.070                             -                 -                -                16                 -
         2.095                             -             1,122            1,160                 -               351
         2.100                             -                 -                -                 -                 -
         2.120                             -                 -                -                 -               185
         2.145                             -                 -              142               333                 -
         2.150                             -                 -            3,450                 -             2,009
         2.160                             -                 -              714               257                 -
         2.170                             -                 -                -                 -                 -


                                                                             JNL/S&P Equity
                          JNL/S&P Core      JNL/S&P Core     JNL/S&P Core      Aggressive     JNL/S&P Equity
                            Index 50          Index 75        Index 100          Growth           Growth
                           Portfolio          Portfolio       Portfolio       Portfolio I       Portfolio I
                        -----------------  ---------------- ---------------  ---------------  ----------------
       M&E CLASS

         1.100                         -                 -               -                -                 -
         1.250                         -                 -               -                -                 -
         1.350                         -                 -               -                -                 -
         1.400                         -                 -               -                -                 -
         1.500                         -                 -               -                -                 -
         1.550                         -                 -               -                -                 -
         1.560                         -                 -               -                -                 -
         1.575                         -                 -               -                -                 -
         1.600                         -                 -               -                -                 -
         1.645                         -                 -               -                -                 -
         1.650                         -                 -               -                -                 -
         1.670                         -                 -               -                -                 -
         1.700                         -                 -               -                -                 -
         1.720                         -                 -               -                -                 -
         1.725                         -                 -               -                -                 -
         1.745                         -                 -               -                -                 -
         1.750                         -                 -               -                -                 -
         1.770                         -                 -               -                -                 -
         1.795                         -                 -               -                -                 -
         1.800                         -                 -               -                -                 -
         1.820                         -                 -               -                -                 -
         1.825                         -                 -               -                -                 -
         1.845                         -                 -               -                -                 -
         1.850                         -                 -               -                -                 -
         1.870                         -                 -               -                -                 -
         1.895                         -                 -               -                -                 -
         1.900                         -                 -               -                -                 -
         1.910                         -                 -               -                -                 -
         1.920                         -                 -               -                -                 -
         1.945                         -                 -               -                -                 -
         1.950                         -                 -               -                -                 -
         1.960                         -                 -               -                -                 -
         1.970                         -                 -               -                -                 -
         1.995                         -                 -               -                -                 -
         2.000                         -                 -               -                -                 -
         2.010                         -                 -               -                -                 -
         2.020                         -                 -               -                -                 -
         2.045                         -                 -               -                -                 -
         2.050                         -                 -               -                -                 -
         2.070                         -                 -               -                -                 -
         2.095                         -                 -               -                -                 -
         2.100                         -                 -               -                -                 -
         2.120                         -                 -               -                -                 -
         2.145                         -                 -               -                -                 -
         2.150                         -                 -               -                -                 -
         2.160                         -                 -               -                -                 -
         2.170                         -                 -               -                -                 -



                          JNL/S&P          JNL/S&P
                          Managed          Managed
                         Aggressive      Conservative
                      Growth Portfolio    Portfolio
                      -----------------  -------------
       M&E CLASS

         1.100                       -              -
         1.250                  77,962              -
         1.350                  38,643          3,620
         1.400                  82,694              -
         1.500                  47,686            733
         1.550                   1,385            779
         1.560                       -              -
         1.575                       -              -
         1.600                 187,985              -
         1.645                      88              -
         1.650                  15,233              -
         1.670                 156,593              -
         1.700                 175,853              -
         1.720                       -              -
         1.725                       -              -
         1.745                     779          6,400
         1.750                  57,474         64,639
         1.770                  71,334          1,014
         1.795                 293,194              -
         1.800                  31,774              -
         1.820                  13,147              -
         1.825                       -              -
         1.845                       -              -
         1.850                  50,862              -
         1.870                       -              -
         1.895                       -              -
         1.900                   4,486              -
         1.910                       -          3,397
         1.920                 250,136              -
         1.945                     348              -
         1.950                 107,726              -
         1.960                 561,956            508
         1.970                   7,475              -
         1.995                   1,046              -
         2.000                  38,482          9,715
         2.010                       -              -
         2.020                 110,786          9,671
         2.045                     903              -
         2.050                   6,106              -
         2.070                   8,748              -
         2.095                  28,121              -
         2.100                       -              -
         2.120                  41,099              -
         2.145                   1,727              -
         2.150                  31,689              -
         2.160                      14              -
         2.170                  13,029              -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                               JNL/PPM           JNL/Putnam        JNL/Putnam        JNL/Putnam       JNL/Putnam
                          America High Yield       Equity        International     Midcap Growth     Value Equity
                            Bond Portfolio       Portfolio      Equity Portfolio     Portfolio         Portfolio
                          ------------------- ----------------- ----------------  ----------------  ----------------
       M&E CLASS

         2.195                             -                 -                -                54                 -
         2.200                             -                 -                -                 -                 -
         2.210                             -                 -                -                 -                 -
         2.220                             -                 -              808                 -                 -
         2.245                             -                 -                -                 -                 -
         2.250                             -                 -                -                 -                 -
         2.270                             -               236               80                 -               235
         2.295                             -               333                -               290               790
         2.300                             -               724            1,964             4,090             2,805
         2.310                             -                 -                -                 -                 -
         2.320                             -                 -                -               663               621
         2.345                             -                 -                -                 -                 -
         2.350                             -                 -                -                 -                 -
         2.360                             -                 -                -                 -                 -
         2.370                             -                 -            3,016                 -             2,615
         2.395                             -                 -                -               691                 -
         2.400                             -                 -                -                 -                 -
         2.410                             -                 -                -                 -                 -
         2.420                             -                 -                -                 -                 -
         2.445                             -                 -              559                 -                 -
         2.450                             -                 -                -                 -                 -
         2.460                             -                 -                -                 -                 -
         2.470                             -                 -                -                 -                 -
         2.495                             -                 -                -                 -                 -
         2.500                             -                 -                -                 -                 -
         2.510                             -                 -                -                 -                 -
         2.545                             -                 -                -                 -                 -
         2.560                             -                 -            1,111                 -                 -
         2.570                             -                 -              101                 -                 -
         2.595                             -                 -                -                 -                 -
         2.620                             -                 -              546                 -                 -
         2.645                             -                 -                -                 -                 -
         2.650                             -                 -              586               773                 -
         2.670                             -                 -                -                 -                 -
         2.695                             -                 -                -                 -                 -
         2.700                             -                 -                -                 -                 -
         2.720                             -                 -                -                 -                 -
         2.745                             -                 -                -                 -                 -
         2.750                             -                 -                -                 -                 -
         2.760                             -                 -                -                 -                 -
         2.800                             -                 -            1,366             4,219             1,263
         2.810                             -                 -                -                 -                 -
         2.820                             -                 -                -                 -                 -
         2.850                             -                 -                -                 -                 -
         2.870                             -                 -            1,108                 -                 -
         2.920                             -                 -                -                 -                 -
         2.945                             -                 -                -                 -                 -



                                                                             JNL/S&P Equity
                         JNL/S&P Core      JNL/S&P Core     JNL/S&P Core      Aggressive     JNL/S&P Equity
                           Index 50          Index 75        Index 100          Growth           Growth
                          Portfolio          Portfolio       Portfolio       Portfolio I       Portfolio I
                       -----------------  ---------------- ---------------  ---------------  ----------------
       M&E CLASS

         2.195                        -                 -               -                -                 -
         2.200                        -                 -               -                -                 -
         2.210                        -                 -               -                -                 -
         2.220                        -                 -               -                -                 -
         2.245                        -                 -               -                -                 -
         2.250                        -                 -               -                -                 -
         2.270                        -                 -               -                -                 -
         2.295                        -                 -               -                -                 -
         2.300                        -                 -               -                -                 -
         2.310                        -                 -               -                -                 -
         2.320                        -                 -               -                -                 -
         2.345                        -                 -               -                -                 -
         2.350                        -                 -               -                -                 -
         2.360                        -                 -               -                -                 -
         2.370                        -                 -               -                -                 -
         2.395                        -                 -               -                -                 -
         2.400                        -                 -               -                -                 -
         2.410                        -                 -               -                -                 -
         2.420                        -                 -               -                -                 -
         2.445                        -                 -               -                -                 -
         2.450                        -                 -               -                -                 -
         2.460                        -                 -               -                -                 -
         2.470                        -                 -               -                -                 -
         2.495                        -                 -               -                -                 -
         2.500                        -                 -               -                -                 -
         2.510                        -                 -               -                -                 -
         2.545                        -                 -               -                -                 -
         2.560                        -                 -               -                -                 -
         2.570                        -                 -               -                -                 -
         2.595                        -                 -               -                -                 -
         2.620                        -                 -               -                -                 -
         2.645                        -                 -               -                -                 -
         2.650                        -                 -               -                -                 -
         2.670                        -                 -               -                -                 -
         2.695                        -                 -               -                -                 -
         2.700                        -                 -               -                -                 -
         2.720                        -                 -               -                -                 -
         2.745                        -                 -               -                -                 -
         2.750                        -                 -               -                -                 -
         2.760                        -                 -               -                -                 -
         2.800                        -                 -               -                -                 -
         2.810                        -                 -               -                -                 -
         2.820                        -                 -               -                -                 -
         2.850                        -                 -               -                -                 -
         2.870                        -                 -               -                -                 -
         2.920                        -                 -               -                -                 -
         2.945                        -                 -               -                -                 -


                        JNL/S&P          JNL/S&P
                        Managed          Managed
                       Aggressive      Conservative
                    Growth Portfolio    Portfolio
                    -----------------  -------------
       M&E CLASS

         2.195                     -              -
         2.200                     -              -
         2.210                     -              -
         2.220                14,200              -
         2.245                     -              -
         2.250                     -              -
         2.270               418,743              -
         2.295                 1,221              -
         2.300                34,419              -
         2.310                 8,761              -
         2.320                60,957              -
         2.345                     -              -
         2.350                     -              -
         2.360                84,262              -
         2.370               250,959              -
         2.395                 5,218              -
         2.400                     -              -
         2.410                     -              -
         2.420                43,014            604
         2.445                   454              -
         2.450                 1,231              -
         2.460                     -              -
         2.470                 1,353              -
         2.495                     -              -
         2.500                     -              -
         2.510                     -              -
         2.545                     -              -
         2.560                27,853              -
         2.570                 7,330              -
         2.595                     -              -
         2.620                     -              -
         2.645                 8,680              -
         2.650                16,606              -
         2.670                 2,500              -
         2.695                     -              -
         2.700                     -              -
         2.720                     -              -
         2.745                     6              -
         2.750                     -              -
         2.760                     -              -
         2.800                 3,997              -
         2.810                     -          5,332
         2.820                   568              -
         2.850                     -              -
         2.870                     -              -
         2.920                     -          4,063
         2.945                 1,093              -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                               JNL/PPM           JNL/Putnam       JNL/Putnam        JNL/Putnam        JNL/Putnam
                          America High Yield       Equity        International     Midcap Growth     Value Equity
                            Bond Portfolio       Portfolio      Equity Portfolio     Portfolio         Portfolio
                          ------------------- ----------------- ----------------  ----------------  ----------------
       M&E CLASS

         2.950                             -                 -                -                 -                 -
         2.995                             -                 -                -                 -                 -
         3.050                             -                 -                -                 -                 -
         3.060                             -                 -                -                 -                 -
         3.095                             -                 -                -                 -                 -
         3.100                             -                 -                -                 -                 -
         3.120                             -                 -                -                 -                 -
         3.145                             -                 -                -                 -                 -
         3.150                             -                 -                -                 -                 -
         3.170                             -                 -                -                 -                 -
         3.195                             -                 -                -                 -                 -
         3.200                             -                 -                -                 -                 -
         3.220                             -                 -                -                 -                 -
         3.245                             -                 -                -                 -                 -
         3.250                             -                 -                -                 -                 -
         3.270                             -                 -                -                 -                 -
         3.300                             -                 -                -                 -                 -
         3.370                             -                 -                -                 -                 -
         3.400                             -                 -                -                 -                 -
         3.420                             -                 -                -                 -                 -
         3.445                             -                 -                -                 -                 -
         3.470                             -                 -                -                 -                 -
         3.520                             -                 -                -                 -                 -
         3.595                             -                 -                -                 -                 -
         3.600                             -                 -                -                 -                 -
         3.620                             -                 -                -                 -                 -
         3.645                             -                 -                -                 -                 -
         3.670                             -                 -                -                 -                 -
         3.720                             -                 -                -                 -                 -
         3.820                             -                 -                -                 -                 -
         4.000                             -                 -                -                 -                 -

      PERSPECTIVE
  Standard Benefit                         -           310,682          195,592            73,761           459,571
  Contract Enhancement
        Benefit                            -            32,285           53,761            60,360           138,196
                          ------------------- ----------------- ----------------  ----------------  ----------------

         Total                             -           352,497          294,960           228,044           660,250
                          =================== ================= ================  ================  ================


                                                                               JNL/S&P Equity
                            JNL/S&P Core      JNL/S&P Core     JNL/S&P Core      Aggressive     JNL/S&P Equity
                              Index 50          Index 75        Index 100          Growth           Growth
                             Portfolio          Portfolio       Portfolio       Portfolio I       Portfolio I
                          -----------------  ---------------- ---------------  ---------------  ----------------
       M&E CLASS

         2.950                           -                 -               -                -                 -
         2.995                           -                 -               -                -                 -
         3.050                           -                 -               -                -                 -
         3.060                           -                 -               -                -                 -
         3.095                           -                 -               -                -                 -
         3.100                           -                 -               -                -                 -
         3.120                           -                 -               -                -                 -
         3.145                           -                 -               -                -                 -
         3.150                           -                 -               -                -                 -
         3.170                           -                 -               -                -                 -
         3.195                           -                 -               -                -                 -
         3.200                           -                 -               -                -                 -
         3.220                           -                 -               -                -                 -
         3.245                           -                 -               -                -                 -
         3.250                           -                 -               -                -                 -
         3.270                           -                 -               -                -                 -
         3.300                           -                 -               -                -                 -
         3.370                           -                 -               -                -                 -
         3.400                           -                 -               -                -                 -
         3.420                           -                 -               -                -                 -
         3.445                           -                 -               -                -                 -
         3.470                           -                 -               -                -                 -
         3.520                           -                 -               -                -                 -
         3.595                           -                 -               -                -                 -
         3.600                           -                 -               -                -                 -
         3.620                           -                 -               -                -                 -
         3.645                           -                 -               -                -                 -
         3.670                           -                 -               -                -                 -
         3.720                           -                 -               -                -                 -
         3.820                           -                 -               -                -                 -
         4.000                           -                 -               -                -                 -

      PERSPECTIVE
  Standard Benefit                       -                 -               -                -                 -
  Contract Enhancement
        Benefit                          -                 -               -                -                 -
                          -----------------  ---------------- ---------------  ---------------  ----------------

         Total                           -                 -               -                -                 -
                          =================  ================ ===============  ===============  ================


                             JNL/S&P          JNL/S&P
                             Managed          Managed
                            Aggressive      Conservative
                         Growth Portfolio    Portfolio
                         -----------------  -------------
       M&E CLASS

         2.950                          -              -
         2.995                          -              -
         3.050                          -              -
         3.060                          -              -
         3.095                        189              -
         3.100                          -              -
         3.120                          -              -
         3.145                          -              -
         3.150                          -              -
         3.170                          -              -
         3.195                          -              -
         3.200                          -              -
         3.220                          -              -
         3.245                          -              -
         3.250                          -              -
         3.270                          -              -
         3.300                          -              -
         3.370                          -              -
         3.400                          -              -
         3.420                          -              -
         3.445                          -              -
         3.470                          -              -
         3.520                          -              -
         3.595                          -              -
         3.600                          -              -
         3.620                          -              -
         3.645                          -              -
         3.670                          -              -
         3.720                          -              -
         3.820                          -              -
         4.000                          -              -

      PERSPECTIVE
  Standard Benefit                950,564              -
  Contract Enhancement
        Benefit                   953,364          5,993
                         -----------------  -------------

         Total                  5,414,105        116,468
                         =================  =============


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                JNL/S&P            JNL/S&P            JNL/S&P          JNL/Salomon
                             JNL/S&P            Managed            Managed        Very Aggressive     Brothers High
                             Managed           Moderate           Moderate            Growth           Yield Bond
                        Growth Portfolio       Portfolio      Growth Portfolio      Portfolio I         Portfolio
                        ------------------  ----------------  ------------------  ----------------  ------------------
      M&E CLASS

        1.100                           -                 -                   -                 -               2,423
        1.250                     115,884                 -              85,510                 -              12,508
        1.350                     170,582            21,693              35,000                 -              12,377
        1.400                     399,979                 -             175,371                 -              52,403
        1.500                      71,013                 -             108,061                 -               7,851
        1.550                      10,567                 -              23,641                 -               1,627
        1.560                           -                 -                   -                 -                   -
        1.575                           -                 -                   -                 -                   -
        1.600                     264,176             5,943             222,898                 -              11,190
        1.645                       7,678                 -               4,715                 -                 313
        1.650                      13,251                 -              18,047                 -              56,962
        1.670                      89,807                 -             111,004                 -              14,609
        1.700                     125,662            23,389              54,745                 -              23,731
        1.720                           -                 -                   -                 -                   -
        1.725                           -                 -                   -                 -                   -
        1.745                      49,016                 -              10,292                 -               6,509
        1.750                     243,138            55,378              54,765                 -              22,504
        1.770                      59,686             2,142               8,634                 -              86,201
        1.795                     111,170                 -              53,988                 -              52,719
        1.800                      41,453                69              23,885                 -               6,125
        1.820                       3,099                 -              96,097                 -               7,950
        1.825                           -                 -                   -                 -                   -
        1.845                           -                 -                   -                 -                   -
        1.850                      51,129                 -              39,271                 -               6,909
        1.870                           -                 -                   -                 -                   -
        1.895                      19,170                 -               8,921                 -                  25
        1.900                      26,738                 -               7,454                 -                   -
        1.910                         524                 -                   -                 -               1,901
        1.920                     110,785                 -              49,555                 -              30,209
        1.945                         826                 -                   -                 -              12,317
        1.950                     102,873                 -              24,521                 -               2,748
        1.960                     176,545               704             167,215                 -              94,367
        1.970                       5,795                 -               5,093                 -               7,467
        1.995                      56,762                 -              35,791                 -                 368
        2.000                     107,247             2,403              29,221                 -               7,698
        2.010                           -                 -                   -                 -                   -
        2.020                     222,020             1,315              94,827                 -              12,330
        2.045                           -                 -                 125                 -               5,645
        2.050                      11,614                 -              14,232                 -               4,140
        2.070                         265                 -               8,933                 -                 403
        2.095                      17,040             8,792              60,381                 -               7,853
        2.100                           -                 -               9,302                 -                   -
        2.120                      74,843                 -               8,365                 -               6,495
        2.145                      43,928                 -              32,754                 -              16,837
        2.150                       9,918                 -               1,845                 -               8,967
        2.160                           -                 -                   -                 -                 744
        2.170                       9,987                 -               7,505                 -                   -



                                            JNL/Salomon
                                             Brothers
                        JNL/Salomon       U.S. Government      JNL/Select        JNL/Select       JNL/Select
                    Brothers Strategic       & Quality           Balanced      Global Growth       Large Cap
                      Bond Portfolio      Bond Portfolio        Portfolio        Portfolio      Growth Portfolio
                    -------------------- ------------------  ----------------  ---------------  ----------------
      M&E CLASS

        1.100                     5,600                  -                 -                -                 -
        1.250                     4,203              4,708             4,716                -             1,072
        1.350                     3,355              4,864             3,845              199             3,041
        1.400                     6,703             19,849             9,725                -               286
        1.500                     2,906              4,146             1,937                -                 -
        1.550                     1,268              2,159             1,988                -               244
        1.560                         -                  -                 -                -                 -
        1.575                         -                  -                 -                -                 -
        1.600                     5,845              1,120             5,890              609             1,777
        1.645                       153                200               797                -                 -
        1.650                     1,969                515             2,100                -                 -
        1.670                     4,995              2,372             9,857                -             1,174
        1.700                    14,634             17,746             5,054                -               879
        1.720                         -                  -                 -                -                 -
        1.725                         -                  -                 -                -                 -
        1.745                         -              2,857                60                -                 -
        1.750                     5,284              7,399             6,908                -                 -
        1.770                       270              1,141            13,905              616               705
        1.795                     9,254              6,403            10,089                -               399
        1.800                     1,295              2,315             3,143                -            19,352
        1.820                         -             13,359               711                -                 -
        1.825                         -                  -                 -                -                 -
        1.845                         -                  -                 -                -                 -
        1.850                     9,922              9,779            15,880                -                 -
        1.870                         -                  -                 -                -                 -
        1.895                        22                  8                12                -                 -
        1.900                     1,326                508             4,778                -                 -
        1.910                     3,039              1,428               302                -                 -
        1.920                    11,939              4,154             5,952                -               633
        1.945                     1,790                906               593                -                 -
        1.950                     1,917                531             1,628              174             1,418
        1.960                    18,174              2,777            16,338                -               694
        1.970                     1,137              1,904             3,762                -               542
        1.995                         -                  -               492                -                 -
        2.000                     3,942              3,810               980                -               531
        2.010                         -                  -                 -                -                 -
        2.020                    17,776              3,107             8,642                -               596
        2.045                         -                738            12,528                -                 -
        2.050                       447                370               796                -                 -
        2.070                     2,476              1,406               118                -               150
        2.095                     1,450              4,845               850                -               128
        2.100                         -                  -                 -                -                 -
        2.120                       152                410             2,450                -               468
        2.145                     8,961                  -            17,224                -                 -
        2.150                     2,682             10,651             1,781                -               582
        2.160                       501                356                 -                -                 -
        2.170                         -                  -                 -                -                 -



                       JNL/Select           JNL/
                         Money          Select Value
                   Market Portfolio      Portfolio
                   ------------------  ---------------
      M&E CLASS

        1.100                      -            3,325
        1.250                  2,108            6,811
        1.350                 23,224            1,981
        1.400                  9,599            2,218
        1.500                    105            1,873
        1.550                      -            1,282
        1.560                      -                -
        1.575                      -                -
        1.600                 41,458            5,931
        1.645                  2,076              930
        1.650                    445              477
        1.670                  1,828            2,490
        1.700                      -              229
        1.720                      -                -
        1.725                      -                -
        1.745                      -                -
        1.750                 22,349            4,952
        1.770                  3,533            3,085
        1.795                  8,354           12,460
        1.800                 13,485            2,833
        1.820                      -               31
        1.825                      -                -
        1.845                      -                -
        1.850                  2,670            5,544
        1.870                      -                -
        1.895                      -                6
        1.900                      -            3,020
        1.910                      -              575
        1.920                  1,766            3,937
        1.945                      -              246
        1.950                 17,127            3,626
        1.960                 15,515           35,860
        1.970                      -            3,651
        1.995                      -                -
        2.000                  1,212              740
        2.010                      -                -
        2.020                 13,077            7,048
        2.045                  1,909                -
        2.050                      -              641
        2.070                      -              422
        2.095                  1,483              866
        2.100                  9,152                -
        2.120                      -            3,611
        2.145                      -                -
        2.150                      -            5,668
        2.160                  9,136                -
        2.170                 13,776                -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                JNL/S&P            JNL/S&P            JNL/S&P          JNL/Salomon
                             JNL/S&P            Managed            Managed        Very Aggressive     Brothers High
                             Managed           Moderate           Moderate            Growth           Yield Bond
                        Growth Portfolio       Portfolio      Growth Portfolio      Portfolio I         Portfolio
                        ------------------  ----------------  ------------------  ----------------  ------------------
      M&E CLASS

        2.195                       3,805                 -               2,204                 -                 173
        2.200                       4,255                 -                   -                 -                   -
        2.210                         685                 -                   -                 -                   -
        2.220                      59,620                 -                 286                 -                 191
        2.245                           -                 -               3,420                 -                 962
        2.250                      12,014            34,449              11,773                 -                 767
        2.270                      43,999                 -              33,071                 -                 242
        2.295                       8,270                 -              26,226                 -               4,709
        2.300                     144,310               196             118,706                 -              18,773
        2.310                      12,439               271                 161                 -                 427
        2.320                      26,599                 -              20,759                 -               3,963
        2.345                         627                 -              13,109                 -              24,937
        2.350                           -                 -                   -                 -               3,422
        2.360                           -                 -                   -                 -                   -
        2.370                      87,253                 -             107,023                 -               9,583
        2.395                      12,305                 -                 309                 -                   -
        2.400                         321                 -                   -                 -               4,110
        2.410                           -                 -                   -                 -                   -
        2.420                       1,087             7,467               5,134                 -                  21
        2.445                         673                 -               6,325                 -                   -
        2.450                      13,057                 -              17,651                 -              10,606
        2.460                           -                 -                   -                 -                   -
        2.470                       7,435                 -              22,074                 -               2,651
        2.495                         820                 -                   -                 -                   -
        2.500                           -                 -                   -                 -                   -
        2.510                           -                 -                   -                 -                   -
        2.545                         241                 -               3,228                 -                   -
        2.560                       8,973                 -                   -                 -                   -
        2.570                      31,875                 -              16,212                 -                  89
        2.595                       3,284                 -               2,176                 -                   -
        2.620                           -                 -                   -                 -                   -
        2.645                       7,854                 -                   -                 -               7,107
        2.650                      22,466             1,968              20,907                 -               2,907
        2.670                         486                 -               6,779                 -                   -
        2.695                           -                 -                   -                 -                   -
        2.700                           -                 -                   -                 -                   -
        2.720                       6,987                 -               1,102                 -                   -
        2.745                         650                 -                   -                 -                   -
        2.750                           -                 -                   -                 -                   -
        2.760                           -                 -                   -                 -                   -
        2.800                         790                 -               3,444                 -               2,085
        2.810                           -             5,241                   -                 -                   -
        2.820                       8,021                 -               6,424                 -                   -
        2.850                           -                 -                   -                 -                   -
        2.870                           -                 -                   -                 -                   -
        2.920                           -               997                   -                 -                   -
        2.945                           -                 -                   -                 -                   -



                                              JNL/Salomon
                                               Brothers
                          JNL/Salomon       U.S. Government      JNL/Select        JNL/Select       JNL/Select
                      Brothers Strategic       & Quality           Balanced      Global Growth       Large Cap
                        Bond Portfolio      Bond Portfolio        Portfolio        Portfolio      Growth Portfolio
                      -------------------- ------------------  ----------------  ---------------  ----------------
      M&E CLASS

        2.195                         123              1,818             1,801                -                 -
        2.200                           -                  -                 -                -               126
        2.210                           -                  -                 -                -                 -
        2.220                           -                  -             2,671                -                 -
        2.245                         311                  -                53                -                 -
        2.250                           -                  -               665              337               588
        2.270                       4,027                  -             3,859                -                 -
        2.295                       5,787              2,843             7,374                -               256
        2.300                       3,935             23,234             2,194                -               934
        2.310                         308                  -                 -                -                 -
        2.320                       1,695              4,992             8,609                -               191
        2.345                         100              1,787             1,963                -                 -
        2.350                           -                  -                 -                -                 -
        2.360                           -                  -                 -                -                 -
        2.370                       3,028              8,015            11,582                -             1,888
        2.395                           -                  -               225                -                 -
        2.400                           -                  -                 -            1,640             2,424
        2.410                           -                  -                 -                -                 -
        2.420                       2,544                 18                 -                -             3,437
        2.445                         376                756                 -                -                 -
        2.450                       1,543              1,034             1,638              848             1,504
        2.460                           -                  -                 -                -                 -
        2.470                         264                739                 -                -               191
        2.495                           -                  -                 -                -                 -
        2.500                           -                  -                 -                -                 -
        2.510                           -                  -                 -                -                 -
        2.545                           -                  -                 -                -                 -
        2.560                           -              1,209                 -                -                 -
        2.570                           -                 75                 -                -                 -
        2.595                           -                  -               785                -                 -
        2.620                           -                  -                 -                -                 -
        2.645                       2,874                  -                 -                -                 -
        2.650                           -              2,604                 -                -                 -
        2.670                           -                  -                 -                -                 -
        2.695                           -                  -                 -                -                 -
        2.700                           -                  -                 -                -                 -
        2.720                           -                  -             1,410                -               677
        2.745                           -                  -                 -                -                 -
        2.750                           -                  -                 -                -                 -
        2.760                           -                  -                 -                -                 -
        2.800                       1,301                  -             2,193                -                 -
        2.810                           -                  -                 -                -                 -
        2.820                           -                  -                 -                -                 -
        2.850                           -                  -                 -                -                 -
        2.870                           -                  -                 -                -                 -
        2.920                           -                  -                 -                -               126
        2.945                           -                  -                 -                -                 -



                        JNL/Select           JNL/
                          Money          Select Value
                    Market Portfolio      Portfolio
                    ------------------  ---------------
      M&E CLASS

        2.195                       -              608
        2.200                       -              124
        2.210                       -                -
        2.220                       -              626
        2.245                       -               72
        2.250                  16,952            1,074
        2.270                       -            3,805
        2.295                       -              135
        2.300                   2,872            6,771
        2.310                       -                -
        2.320                     234            5,012
        2.345                       -              220
        2.350                       -                -
        2.360                       -                -
        2.370                   9,310           12,076
        2.395                       -                -
        2.400                       -            2,123
        2.410                       -                -
        2.420                      38              864
        2.445                       -                -
        2.450                       -            1,106
        2.460                       -                -
        2.470                       -            1,058
        2.495                       -                -
        2.500                       -                -
        2.510                       -                -
        2.545                       -            1,081
        2.560                       -                -
        2.570                       -               72
        2.595                       -                -
        2.620                       -                -
        2.645                       -                -
        2.650                   5,814            3,034
        2.670                       -                -
        2.695                       -                -
        2.700                       -                -
        2.720                       -            2,486
        2.745                       -                -
        2.750                       -                -
        2.760                       -                -
        2.800                       -                -
        2.810                       -                -
        2.820                       -                -
        2.850                       -                -
        2.870                       -                -
        2.920                       -              119
        2.945                       -                -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                JNL/S&P            JNL/S&P            JNL/S&P          JNL/Salomon
                             JNL/S&P            Managed            Managed        Very Aggressive     Brothers High
                             Managed           Moderate           Moderate            Growth           Yield Bond
                        Growth Portfolio       Portfolio      Growth Portfolio      Portfolio I         Portfolio
                        ------------------  ----------------  ------------------  ----------------  ------------------
      M&E CLASS

        2.950                           -                 -               5,616                 -                   -
        2.995                         774                 -                   -                 -                   -
        3.050                           -                 -                   -                 -                   -
        3.060                       1,168                 -               1,194                 -                   -
        3.095                           -                 -                   -                 -                   -
        3.100                           -                 -                   -                 -                   -
        3.120                           -                 -                   -                 -                   -
        3.145                           -                 -                   -                 -                   -
        3.150                           -                 -                   -                 -                   -
        3.170                           -                 -                   -                 -                   -
        3.195                       2,239                 -                   -                 -                   -
        3.200                           -                 -                   -                 -                   -
        3.220                           -                 -                   -                 -                   -
        3.245                           -                 -                   -                 -                   -
        3.250                           -                 -                   -                 -                   -
        3.270                           -                 -                   -                 -                   -
        3.300                           -                 -                   -                 -                   -
        3.370                           -                 -                   -                 -                   -
        3.400                           -                 -                   -                 -                   -
        3.420                           -                 -                   -                 -                   -
        3.445                           -                 -                   -                 -                   -
        3.470                           -                 -                   -                 -                   -
        3.520                           -                 -                   -                 -                   -
        3.595                           -                 -                   -                 -                   -
        3.600                           -                 -                   -                 -                   -
        3.620                           -                 -                   -                 -                   -
        3.645                           -                 -                   -                 -                   -
        3.670                           -                 -                   -                 -                   -
        3.720                           -                 -                   -                 -                   -
        3.820                           -                 -                   -                 -                   -
        4.000                           -                 -                   -                 -                   -

     PERSPECTIVE
  Standard Benefit                827,633            12,315             724,786                 -             225,179
  Contract Enhancement
       Benefit                    849,411                 -             315,195                 -             195,258
                        ------------------  ----------------  ------------------  ----------------  ------------------

        Total                   5,036,596           184,732           3,187,258                 -           1,123,587
                        ==================  ================  ==================  ================  ==================



                                                JNL/Salomon
                                                 Brothers
                            JNL/Salomon       U.S. Government      JNL/Select        JNL/Select       JNL/Select
                        Brothers Strategic       & Quality           Balanced      Global Growth       Large Cap
                          Bond Portfolio      Bond Portfolio        Portfolio        Portfolio      Growth Portfolio
                        -------------------- ------------------  ----------------  ---------------  ----------------
      M&E CLASS

        2.950                             -                  -                 -                -                 -
        2.995                             -                  -                 -                -                 -
        3.050                             -                  -                 -                -                 -
        3.060                             -                  -                 -                -                 -
        3.095                             -                  -                 -                -                 -
        3.100                             -                  -                 -                -                 -
        3.120                             -                  -                 -                -                 -
        3.145                             -                  -                 -                -                 -
        3.150                             -                  -                 -                -                 -
        3.170                             -                  -                 -                -                 -
        3.195                             -                  -                 -                -                 -
        3.200                             -                  -                 -                -                 -
        3.220                             -                  -                 -                -                 -
        3.245                             -                  -                 -                -                 -
        3.250                             -                  -                 -                -                 -
        3.270                             -                  -                 -                -                 -
        3.300                             -                  -                 -                -                 -
        3.370                             -                  -                 -                -                 -
        3.400                             -                  -                 -                -                 -
        3.420                             -                  -                 -                -                 -
        3.445                             -                  -                 -                -                 -
        3.470                             -                  -                 -                -                 -
        3.520                             -                  -                 -                -                 -
        3.595                             -                  -                 -                -                 -
        3.600                             -                  -                 -                -                 -
        3.620                             -                  -                 -                -                 -
        3.645                             -                  -                 -                -                 -
        3.670                             -                  -                 -                -                 -
        3.720                             -                  -                 -                -                 -
        3.820                             -                  -                 -                -                 -
        4.000                             -                  -                 -                -                 -

     PERSPECTIVE
  Standard Benefit                  119,706            250,530           308,409          349,485           607,546
  Contract Enhancement
       Benefit                       82,876            162,589           123,392            2,951            43,540
                        -------------------- ------------------  ----------------  ---------------  ----------------

        Total                       386,185            601,084           654,654          356,859           698,099
                        ==================== ==================  ================  ===============  ================



                           JNL/Select            JNL/
                              Money          Select Value
                        Market Portfolio      Portfolio
                        ------------------  ---------------
      M&E CLASS

        2.950                           -                -
        2.995                           -                -
        3.050                           -                -
        3.060                           -                -
        3.095                           -                -
        3.100                           -                -
        3.120                           -                -
        3.145                           -                -
        3.150                           -                -
        3.170                           -                -
        3.195                           -                -
        3.200                           -                -
        3.220                           -                -
        3.245                           -                -
        3.250                           -                -
        3.270                           -                -
        3.300                           -                -
        3.370                           -                -
        3.400                           -                -
        3.420                           -                -
        3.445                           -                -
        3.470                           -                -
        3.520                           -                -
        3.595                           -                -
        3.600                           -                -
        3.620                           -                -
        3.645                           -                -
        3.670                           -                -
        3.720                           -                -
        3.820                           -                -
        4.000                           -                -

     PERSPECTIVE
  Standard Benefit                150,875           29,816
  Contract Enhancement
       Benefit                     67,202           13,151
                        ------------------  ---------------

        Total                     468,684          211,802
                        ==================  ===============



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004:


                           JNL/T. Rowe        JNL/T. Rowe        JNL/T. Rowe
                         Price Established   Price Mid-Cap       Price Value
                         Growth Portfolio  Growth Portfolio       Portfolio
                         ----------------- ------------------  ----------------
      M&E Class

        1.100                       4,865              1,625             8,298
        1.250                       6,905             11,579            24,428
        1.350                      91,891             70,628           186,355
        1.400                       6,530              8,580            29,364
        1.500                       3,890              5,248            10,559
        1.550                         821                963             8,476
        1.560                           -                  -                 -
        1.575                           -                  -                 -
        1.600                      11,758              9,518            27,894
        1.645                         179                193               456
        1.650                       1,048              1,098            11,379
        1.670                       4,325             18,859            15,479
        1.700                       2,397              1,306            13,295
        1.720                           -                  -                 -
        1.725                           -                  -                 -
        1.745                         455              1,221               855
        1.750                       1,338              4,950            13,744
        1.770                       2,454              2,307            18,685
        1.795                      10,825              5,536            18,187
        1.800                         683             18,251            47,233
        1.820                           -                370               392
        1.825                           -                  -                 -
        1.845                           -                  -                 -
        1.850                       9,051              4,340            21,463
        1.870                           -                  -                 -
        1.895                          11                  -                18
        1.900                       2,671                121             1,483
        1.910                         433                356               834
        1.920                       5,093             18,135            11,479
        1.945                       1,063                723             1,251
        1.950                       2,121              2,196             8,689
        1.960                      15,066             15,071            53,844
        1.970                       2,238                715             2,894
        1.995                           -                244             1,703
        2.000                       1,032                918            14,179
        2.010                           -                  -                 -
        2.020                       4,579              3,264            24,485
        2.045                       2,041                 18             3,878
        2.050                         825              1,084             6,190
        2.070                         515                  -               694
        2.095                       1,449              1,493             5,316
        2.100                           -                  -                 -
        2.120                           -              2,058             2,990
        2.145                       2,269                  -             2,833
        2.150                         603              3,365             1,185
        2.160                           -                169                 -
        2.170                           -                  -                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004 (continued):



                           JNL/T. Rowe        JNL/T. Rowe        JNL/T. Rowe
                         Price Established   Price Mid-Cap       Price Value
                         Growth Portfolio  Growth Portfolio       Portfolio
                         ----------------- ------------------  ----------------
      M&E Class

        2.195                         146                 45               920
        2.200                           -                407                 -
        2.210                           -                  -                 -
        2.220                       1,210              2,268             4,162
        2.245                           -                 39               278
        2.250                      11,032              7,137            19,093
        2.270                       3,955              4,967            20,316
        2.295                       2,070              1,328             7,528
        2.300                       3,680              2,447            18,454
        2.310                           -                  -               931
        2.320                       1,849              1,276                 7
        2.345                          39                  -             2,410
        2.350                           -                  -                 -
        2.360                           -                  -                 -
        2.370                       3,295              1,369            17,543
        2.395                         402                423             2,496
        2.400                       1,447              1,149             2,723
        2.410                           -                  -                 -
        2.420                       2,946                191                66
        2.445                           -                222                 -
        2.450                       2,725              4,242             6,240
        2.460                           -                  -                 -
        2.470                         917              2,296               968
        2.495                         418                  -             1,104
        2.500                           -                  -                 -
        2.510                           -                  -                 -
        2.545                           -                981                 -
        2.560                           -                  -             1,939
        2.570                           -                  -               537
        2.595                           -                  -                 -
        2.620                           -                  -               519
        2.645                         265                645                 -
        2.650                           -              1,254               966
        2.670                         254              1,500                 -
        2.695                           -                  -                 -
        2.700                           -                  -                 -
        2.720                       1,253                354               706
        2.745                           -                  -                 -
        2.750                           -                  -                 -
        2.760                           -                  -                 -
        2.800                         226                 76             2,240
        2.810                           -                  -                 -
        2.820                           -                  -                 -
        2.850                           -                  -                 -
        2.870                           -                  -                 -
        2.920                           -                 66                 -
        2.945                         560                441                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2004 (continued):



                           JNL/T. Rowe        JNL/T. Rowe        JNL/T. Rowe
                         Price Established   Price Mid-Cap       Price Value
                         Growth Portfolio  Growth Portfolio       Portfolio
                         ----------------- ------------------  ----------------
      M&E CLASS

        2.950                           -                  -                 -
        2.995                         163                 63               297
        3.050                           -                  -                 -
        3.060                           -                  -                 -
        3.095                           -                  -                 -
        3.100                           -                  -                 -
        3.120                           -                  -                 -
        3.145                           -                  -                 -
        3.150                           -                  -                 -
        3.170                           -                  -                 -
        3.195                           -                  -                 -
        3.200                           -                  -                 -
        3.220                           -                  -                 -
        3.245                           -                  -                 -
        3.250                           -                  -                 -
        3.270                           -                  -                 -
        3.300                           -                  -                 -
        3.370                           -                  -                 -
        3.400                           -                  -                 -
        3.420                           -                  -                 -
        3.445                           -                  -                 -
        3.470                           -                  -                 -
        3.520                           -                  -                 -
        3.595                           -                  -                 -
        3.600                           -                  -                 -
        3.620                           -                  -                 -
        3.645                           -                  -                 -
        3.670                           -                  -                 -
        3.720                           -                  -                 -
        3.820                           -                  -                 -
        4.000                           -                  -                 -

     PERSPECTIVE
  Standard Benefit                336,916            396,976           197,429
  Contract Enhancement
       Benefit                    122,478            121,099           183,473
                         ----------------- ------------------  ----------------

         Total                    699,670            769,763         1,093,832
                         ================= ==================  ================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:



                              JNL/AIM            JNL/AIM            JNL/AIM           JNL/Alger        JNL/Alliance
                             Large Cap       Premier Equity II      Small Cap           Growth           Capital
                         Growth Portfolio       Portfolio       Growth Portfolio      Portfolio      Growth Portfolio
                         ------------------  -----------------  -----------------  ----------------  -----------------
      M&E CLASS

        1.100                     $ 41,796                $ -                $ -          $ 41,387                $ -
        1.250                       70,535                  -            168,048            98,279             54,196
        1.350                       19,245                  -             14,769            66,681              4,637
        1.400                      178,083                  -            172,893            45,559             40,829
        1.500                       51,303                  -             87,162            97,094             23,020
        1.550                            -                  -                  -             6,277                  -
        1.560                            -                  -                  -                 -                  -
        1.575                            -                  -                  -                 -                  -
        1.600                       60,686                  -             36,155            74,603             50,235
        1.645                        2,602                  -                278             1,240              1,970
        1.650                       50,053                  -                531             3,612             18,407
        1.670                      134,311                  -            402,697            47,297             35,094
        1.700                       19,917                  -             15,686            33,719                  -
        1.720                            -                  -                  -                 -                  -
        1.725                            -                  -                  -                 -                  -
        1.745                        3,248                  -                  -             2,884                  -
        1.750                      172,877                  -            167,611            29,396              3,889
        1.770                       42,807                  -             17,427            32,178                  -
        1.795                      192,757                  -             38,900           155,620              6,789
        1.800                       11,259                  -              8,398             1,849                  -
        1.820                        8,302                  -                  -             7,772                  -
        1.825                            -                  -                  -                 -                  -
        1.845                            -                  -                  -                 -                  -
        1.850                       70,820                  -             37,314            32,178             20,276
        1.870                            -                  -                  -                 -                  -
        1.895                          127                  -                  -                 -                  -
        1.900                       11,979                  -                  -                 -                  -
        1.910                        7,900                  -              7,395             9,451                  -
        1.920                      111,819                  -            415,590            43,990             10,525
        1.945                        9,934                  -             19,464                 -                  -
        1.950                       15,629                  -             10,667             6,873              2,715
        1.960                      340,523                  -            152,967            51,895             20,078
        1.970                       44,750                  -              6,085             9,211                526
        1.995                       39,127                  -             17,016             7,042                  -
        2.000                        2,411                  -             16,612                 -                  -
        2.010                            -                  -                  -                 -                  -
        2.020                       80,443                  -             69,653            42,041              7,810
        2.045                            -                  -                  -                 -                520
        2.050                       16,690                  -             29,288            15,087                  -
        2.070                        4,072                  -             50,162                 -                  -
        2.095                            -                  -                  -             5,257              4,542
        2.100                            -                  -                  -                 -                  -
        2.120                            -                  -                  -                 -                  -
        2.145                            -                  -              2,252                 -                  -
        2.150                            -                  -             73,422            13,815             65,573
        2.160                        9,925                  -              3,501                 -                  -
        2.170                       12,388                  -                  -                 -                  -


                            JNL/Eagle          JNL/Eagle          JNL/FMR           JNL/FMR         JNL/JPMorgan
                           Core Equity         SmallCap          Balanced       Capital Growth     International
                           Portfolio       Equity Portfolio      Portfolio         Portfolio      Value Portfolio
                       -------------------------------------  ----------------  ----------------  -----------------
      M&E CLASS

        1.100                   $ 117,315          $ 22,657               $ -               $ -           $ 70,314
        1.250                      48,234           138,767           120,343           101,602            106,518
        1.350                      78,608            11,520            62,800               993             44,373
        1.400                     155,390            77,467           198,786            28,687             88,027
        1.500                      40,188            68,317            29,148             3,439             29,579
        1.550                       5,378             2,047             8,566                 -              6,676
        1.560                           -                 -                 -                 -                  -
        1.575                           -                 -                 -                 -                  -
        1.600                      79,040            58,297            41,639            20,619             33,120
        1.645                           -             4,533                 -             2,695              4,490
        1.650                      20,230                 -            16,645                 -                  -
        1.670                      83,804            75,194           137,794                 -             73,877
        1.700                      48,549             5,964            25,789            23,086             15,005
        1.720                           -                 -                 -                 -                  -
        1.725                           -                 -                 -                 -                  -
        1.745                      37,457                 -             1,359                 -                  -
        1.750                      78,140            53,069           202,348                 -             87,443
        1.770                      13,561            22,796           150,148             5,632             49,213
        1.795                     222,898            17,598           296,701             9,150             50,971
        1.800                      13,566             1,752            30,065                 -                  -
        1.820                       3,534                 -             8,363                 -                  -
        1.825                           -                 -                 -                 -                  -
        1.845                           -                 -                 -                 -                  -
        1.850                      93,579            33,524           160,321                 -             82,897
        1.870                           -                 -                 -                 -                  -
        1.895                         318                 -               130                 -                  -
        1.900                       4,078             8,767            39,710            30,620              5,168
        1.910                       6,628                 -                 -             6,774                  -
        1.920                     135,421            19,577           129,040                 -              6,530
        1.945                           -                 -             7,079                 -             16,575
        1.950                      22,378            12,630            26,894             2,901             86,676
        1.960                     124,846           200,941           285,936            45,416             74,481
        1.970                      52,495             1,845            20,836             6,954              6,945
        1.995                           -                 -                 -                 -              5,055
        2.000                           -                 -             5,064             5,500             18,981
        2.010                           -                 -                 -                 -                  -
        2.020                     109,397            56,904            37,659                 -             76,697
        2.045                           -                 -            26,117                 -                  -
        2.050                           -                 -            18,064            19,001                  -
        2.070                       2,046                 -            42,412             4,182            218,664
        2.095                      31,464                 -            23,508             8,704             14,951
        2.100                           -                 -                 -                 -                  -
        2.120                           -           113,236            10,843                 -            116,467
        2.145                      24,122            31,376            60,349                 -                  -
        2.150                      13,952            81,193               983                 -             23,239
        2.160                           -             1,283                 -                 -                  -
        2.170                           -                 -            24,760                 -                  -


                         JNL/Lazard         JNL/Lazard
                          Mid Cap           Small Cap
                      Value Portfolio    Value Portfolio
                     ------------------  -----------------
      M&E CLASS

        1.100                 $ 22,735           $ 33,503
        1.250                  130,110            107,687
        1.350                  170,583             72,799
        1.400                  116,550            149,982
        1.500                   94,822            103,456
        1.550                        -             14,957
        1.560                        -                  -
        1.575                        -                  -
        1.600                  142,381            116,305
        1.645                    9,115              6,946
        1.650                   14,088             12,192
        1.670                  561,855            533,239
        1.700                   73,165             42,330
        1.720                        -                  -
        1.725                        -                  -
        1.745                        -                303
        1.750                  139,221             74,849
        1.770                   26,997                 75
        1.795                  131,633            151,501
        1.800                  469,797              7,703
        1.820                   11,267                  -
        1.825                        -                  -
        1.845                        -                  -
        1.850                   91,079             87,286
        1.870                        -                  -
        1.895                       71                  -
        1.900                   31,678             13,374
        1.910                   15,755             14,308
        1.920                  501,467            466,957
        1.945                   16,393             32,629
        1.950                   30,279             47,830
        1.960                  286,217            204,473
        1.970                   39,245             28,646
        1.995                    5,131              4,742
        2.000                   15,961             27,397
        2.010                        -                  -
        2.020                   95,889             74,040
        2.045                   11,290                  -
        2.050                   33,108             28,688
        2.070                    2,069              2,938
        2.095                   41,526             35,798
        2.100                        -                  -
        2.120                   12,723              8,590
        2.145                    2,962             20,404
        2.150                   67,682             31,058
        2.160                   10,669              1,260
        2.170                        -                  -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:


                              JNL/AIM            JNL/AIM            JNL/AIM            JNL/Alger       JNL/Alliance
                             Large Cap       Premier Equity II      Small Cap           Growth           Capital
                         Growth Portfolio       Portfolio       Growth Portfolio      Portfolio      Growth Portfolio
                         ------------------  -----------------  -----------------  ----------------  -----------------
      M&E CLASS

        2.195                        2,279                  -                494             2,073                  -
        2.200                            -                  -                  -                 -                  -
        2.210                            -                  -                  -                 -                  -
        2.220                            -                  -                  -                 -              9,498
        2.245                        1,109                  -                  -             1,072                  -
        2.250                            -                  -                  -                 -                  -
        2.270                       61,364                  -             38,004            55,022             44,373
        2.295                      146,464                  -                  -             1,801                  -
        2.300                       24,212                  -             18,278            21,889             31,478
        2.310                            -                  -                  -                 -                  -
        2.320                        6,902                  -                  -                 -                  -
        2.345                        3,381                  -                  -                 -                  -
        2.350                            -                  -                  -                 -                  -
        2.360                            -                  -                  -                 -                  -
        2.370                       23,828                  -              3,929            20,988              4,196
        2.395                        9,157                  -              4,546            20,146                  -
        2.400                            -                  -                  -                 -                  -
        2.410                            -                  -                  -                 -                  -
        2.420                          419                  -                  -               673                  -
        2.445                            -                  -                  -                 -                  -
        2.450                       18,529                  -              1,760             3,938            118,615
        2.460                            -                  -                  -                 -                  -
        2.470                        6,694                  -              6,802                 -                  -
        2.495                            -                  -                  -                 -                  -
        2.500                            -                  -                  -                 -                  -
        2.510                            -                  -                  -                 -                  -
        2.545                            -                  -                  -                 -                  -
        2.560                            -                  -                  -                 -                  -
        2.570                          582                  -                  -                 -                  -
        2.595                            -                  -                  -                 -                  -
        2.620                            -                  -                  -                 -                  -
        2.645                        5,930                  -                  -                 -                  -
        2.650                        3,118                  -             13,718             9,696                  -
        2.670                            -                  -                  -                 -                  -
        2.695                       13,360                  -             13,577                 -                  -
        2.700                            -                  -                  -                 -                  -
        2.720                        9,333                  -                  -                 -                  -
        2.745                            -                  -                  -                 -                  -
        2.750                            -                  -                  -                 -                  -
        2.760                            -                  -                  -                 -                  -
        2.800                        2,903                  -             23,560             1,627                  -
        2.810                            -                  -                  -                 -                  -
        2.820                            -                  -                  -                 -                  -
        2.850                            -                  -                  -                 -                  -
        2.870                            -                  -                  -                 -                  -
        2.920                            -                  -                  -                 -                  -
        2.945                            -                  -                  -                 -                  -



                           JNL/Eagle          JNL/Eagle          JNL/FMR           JNL/FMR         JNL/JPMorgan
                          Core Equity         SmallCap          Balanced       Capital Growth     International
                          Portfolio       Equity Portfolio      Portfolio         Portfolio      Value Portfolio
                      -------------------------------------  ----------------  ----------------  -----------------
      M&E CLASS

        2.195                      4,218                53             2,174                 -                101
        2.200                          -             3,120                 -                 -              4,130
        2.210                          -                 -                 -                 -                  -
        2.220                     12,762                 -                 -                 -                  -
        2.245                      2,179                 -                 -                 -                  -
        2.250                          -                 -             3,757                 -              7,438
        2.270                     57,391             9,728             6,256                 -                  -
        2.295                     54,945            17,686                50             8,603              2,135
        2.300                     17,750            12,683            78,629                 -            150,321
        2.310                          -                 -                 -                 -             20,836
        2.320                    171,899                 -           174,504                 -             23,369
        2.345                          -             1,793                 -             1,802              1,866
        2.350                          -                 -            43,042                 -                  -
        2.360                          -                 -                 -                 -                  -
        2.370                     89,951            44,097            72,004            80,218             69,518
        2.395                          -                 -                 -                 -                  -
        2.400                          -                 -                 -                 -             36,043
        2.410                          -                 -                 -                 -                  -
        2.420                     68,873             4,475            65,035                 -              9,375
        2.445                          -                 -                 -                 -              2,724
        2.450                          -            45,800            29,897             8,588             17,962
        2.460                          -                 -                 -                 -                  -
        2.470                          -             4,584                 -                 -             13,318
        2.495                          -                 -            15,543                 -                  -
        2.500                          -                 -                 -                 -                  -
        2.510                          -                 -                 -                 -                  -
        2.545                          -            11,409                 -                 -                  -
        2.560                          -                 -            23,806                 -                  -
        2.570                          -                 -             1,147                 -              8,312
        2.595                          -                 -                 -                 -                  -
        2.620                          -                 -                 -                 -             15,313
        2.645                      3,015                 -                 -                 -              3,227
        2.650                          -                 -                 -                 -              3,794
        2.670                          -            39,028                 -                 -                  -
        2.695                          -                 -                 -                 -                  -
        2.700                          -                 -                 -                 -                  -
        2.720                          -            15,657            38,055                 -             20,728
        2.745                          -                 -                 -                 -                  -
        2.750                          -                 -                 -                 -                  -
        2.760                          -                 -                 -                 -                  -
        2.800                     13,023            31,497            53,523                 -              7,559
        2.810                          -                 -                 -                 -                  -
        2.820                          -                 -                 -                 -                  -
        2.850                          -                 -                 -                 -                  -
        2.870                          -                 -                 -                 -             12,956
        2.920                          -             2,849                 -                 -              3,823
        2.945                          -                 -                 -                 -                  -




                         JNL/Lazard         JNL/Lazard
                          Mid Cap           Small Cap
                      Value Portfolio    Value Portfolio
                     ------------------  -----------------
      M&E CLASS

        2.195                    6,986              7,173
        2.200                        -                  -
        2.210                        -                  -
        2.220                   13,648             26,246
        2.245                    1,207              1,159
        2.250                  129,931             57,275
        2.270                   44,494             41,834
        2.295                   42,825             25,934
        2.300                  122,671            130,353
        2.310                   16,555             14,806
        2.320                   21,496                  -
        2.345                   12,835              1,759
        2.350                        -                  -
        2.360                        -                  -
        2.370                  168,868            130,128
        2.395                        -                  -
        2.400                        -             69,377
        2.410                        -                  -
        2.420                   11,477             11,533
        2.445                    6,777                  -
        2.450                   40,215             63,337
        2.460                        -                  -
        2.470                    2,337                  -
        2.495                   14,712             13,716
        2.500                        -                  -
        2.510                        -                  -
        2.545                   38,845                  -
        2.560                   28,699              6,607
        2.570                   72,218              8,142
        2.595                        -                  -
        2.620                    8,582              8,627
        2.645                   10,270             10,182
        2.650                    3,777              3,161
        2.670                   80,879             36,370
        2.695                        -                  -
        2.700                        -                  -
        2.720                   26,331                  -
        2.745                        -                  -
        2.750                        -                  -
        2.760                        -                  -
        2.800                   39,050             23,273
        2.810                        -                  -
        2.820                        -                  -
        2.850                        -                  -
        2.870                   13,060             13,033
        2.920                        -                  -
        2.945                        -                  -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:


                              JNL/AIM            JNL/AIM            JNL/AIM           JNL/Alger        JNL/Alliance
                             Large Cap       Premier Equity II      Small Cap           Growth           Capital
                         Growth Portfolio       Portfolio       Growth Portfolio      Portfolio      Growth Portfolio
                         ------------------  -----------------  -----------------  ----------------  -----------------
      M&E CLASS

        2.950                            -                  -                  -                 -                  -
        2.995                            -                  -                  -                 -                  -
        3.050                            -                  -                  -                 -                  -
        3.060                            -                  -                  -                 -                  -
        3.095                            -                  -                  -                 -                  -
        3.100                            -                  -                  -                 -                  -
        3.120                            -                  -                  -                 -                  -
        3.145                            -                  -                  -                 -                  -
        3.150                            -                  -                  -                 -                  -
        3.170                            -                  -                  -                 -                  -
        3.195                            -                  -                  -                 -                  -
        3.200                            -                  -                  -                 -                  -
        3.220                            -                  -                  -                 -                  -
        3.245                            -                  -                  -                 -                  -
        3.250                            -                  -                  -                 -                  -
        3.270                            -                  -                  -                 -                  -
        3.300                            -                  -                  -                 -                  -
        3.370                            -                  -                  -                 -                  -
        3.400                            -                  -                  -                 -                  -
        3.420                            -                  -                  -                 -                  -
        3.445                            -                  -                  -                 -                  -
        3.470                            -                  -                  -                 -                  -
        3.520                            -                  -                  -                 -                  -
        3.595                            -                  -                  -                 -                  -
        3.600                            -                  -                  -                 -                  -
        3.620                            -                  -                  -                 -                  -
        3.645                            -                  -                  -                 -                  -
        3.670                            -                  -                  -                 -                  -
        3.720                            -                  -                  -                 -                  -
        3.820                            -                  -                  -                 -                  -
        4.000                            -                  -                  -                 -                  -

     PERSPECTIVE
  Standard Benefit                 850,392                  -          1,159,383         5,168,133            870,731
  Contract Enhancement
       Benefit                     337,889                  -            400,644           423,582            472,695
                         ------------------  -----------------  -----------------  ----------------  -----------------

         Total                 $ 3,366,163                $ -        $ 3,726,638       $ 6,712,927        $ 1,923,217
                         ==================  =================  =================  ================  =================



                            JNL/Eagle          JNL/Eagle           JNL/FMR           JNL/FMR         JNL/JPMorgan
                            Core Equity         SmallCap          Balanced       Capital Growth     International
                            Portfolio       Equity Portfolio      Portfolio         Portfolio      Value Portfolio
                        -------------------------------------  ----------------  ----------------  -----------------
      M&E CLASS

        2.950                            -                 -                 -                 -                  -
        2.995                            -                 -                 -                 -                  -
        3.050                            -                 -                 -                 -                  -
        3.060                            -                 -                 -                 -                  -
        3.095                            -                 -                 -                 -                  -
        3.100                            -                 -                 -                 -                  -
        3.120                            -                 -                 -                 -                  -
        3.145                            -                 -                 -                 -                  -
        3.150                            -                 -                 -                 -                  -
        3.170                            -                 -                 -                 -                  -
        3.195                            -                 -                 -                 -                  -
        3.200                            -                 -                 -                 -                  -
        3.220                            -                 -                 -                 -                  -
        3.245                            -                 -                 -                 -                  -
        3.250                            -                 -                 -                 -                  -
        3.270                            -                 -                 -                 -                  -
        3.300                            -                 -                 -                 -                  -
        3.370                            -                 -                 -                 -                  -
        3.400                            -                 -                 -                 -                  -
        3.420                            -                 -                 -                 -                  -
        3.445                            -                 -                 -                 -                  -
        3.470                            -                 -                 -                 -                  -
        3.520                            -                 -                 -                 -                  -
        3.595                            -                 -                 -                 -                  -
        3.600                            -                 -                 -                 -                  -
        3.620                            -                 -                 -                 -                  -
        3.645                            -                 -                 -                 -                  -
        3.670                            -                 -                 -                 -             10,495
        3.720                            -                 -                 -                 -                  -
        3.820                            -                 -                 -                 -                  -
        4.000                            -                 -                 -                 -                  -

     PERSPECTIVE
  Standard Benefit               1,272,279         3,136,931         2,577,233         5,066,999            342,212
  Contract Enhancement
       Benefit                     935,866           622,469         1,249,165           478,959            476,706
                        ------------------- -----------------  ----------------  ----------------  -----------------

         Total                 $ 4,370,767       $ 5,125,113       $ 6,684,019       $ 5,971,124        $ 2,677,193
                        =================== =================  ================  ================  =================



                           JNL/Lazard          JNL/Lazard
                             Mid Cap           Small Cap
                         Value Portfolio    Value Portfolio
                        ------------------  -----------------
      M&E CLASS

        2.950                           -                  -
        2.995                           -                  -
        3.050                           -                  -
        3.060                           -                  -
        3.095                           -                  -
        3.100                           -                  -
        3.120                           -                  -
        3.145                           -                  -
        3.150                           -                  -
        3.170                           -                  -
        3.195                           -                  -
        3.200                           -                  -
        3.220                           -                  -
        3.245                           -                  -
        3.250                           -                  -
        3.270                           -                  -
        3.300                           -                  -
        3.370                           -                  -
        3.400                           -                  -
        3.420                           -                  -
        3.445                           -                  -
        3.470                           -                  -
        3.520                           -                  -
        3.595                           -                  -
        3.600                           -                  -
        3.620                           -                  -
        3.645                           -                  -
        3.670                           -                  -
        3.720                           -                  -
        3.820                           -                  -
        4.000                           -                  -

     PERSPECTIVE
  Standard Benefit                835,642          1,143,044
  Contract Enhancement
       Benefit                    628,438            492,873
                        ------------------  -----------------

         Total                $ 5,868,338        $ 4,898,187
                        ==================  =================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:


                                  JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
                                   25            Bond Index       Communications     Consumer Brands       Energy
                                Portfolio         Portfolio      Sector Portfolio   Sector Portfolio   Sector Portfolio
                             ----------------  ----------------  ------------------ ------------------ ----------------
        M&E CLASS

          1.100                          $ -          $ 20,860                 $ -                $ -              $ -
          1.250                      151,314            75,280              68,259                808              914
          1.350                      417,426           291,258              21,092              3,673           68,867
          1.400                      669,774            58,539              13,227              2,870            9,785
          1.500                      253,372            40,231                 803              3,455            1,365
          1.550                       74,793            16,479                   -             13,110                -
          1.560                            -                 -                   -                  -                -
          1.575                            -                 -                   -                  -                -
          1.600                      741,245           231,293              16,006             10,778           31,190
          1.645                        7,751             4,763                   -                  -                -
          1.650                      182,034            57,003                   -             10,925           61,590
          1.670                      276,607            24,019                   -             20,459            2,200
          1.700                      730,156           127,159               4,529                  -            9,909
          1.720                            -                 -                   -                  -                -
          1.725                            -                 -                   -                  -                -
          1.745                       68,878            20,021                   -                  -                -
          1.750                      403,884            25,910                 856             12,357           13,421
          1.770                      266,820           101,765                   -                  -               74
          1.795                    1,144,020             9,176                   -                  -              188
          1.800                      237,465            75,596              11,961             37,923           10,266
          1.820                            -                 -                   -                  -                -
          1.825                            -                 -                   -                  -                -
          1.845                            -                 -                   -                  -                -
          1.850                      110,947           159,075                   -              1,428              648
          1.870                            -                 -                   -                  -                -
          1.895                       26,274            45,065                   -                  -                -
          1.900                       86,967           169,215               9,166                233           23,941
          1.910                       17,438             6,257                   -                  -           19,498
          1.920                    1,530,607           105,369              54,052              3,466           46,329
          1.945                       61,519            16,368                   -              2,027                -
          1.950                      340,596            50,336                   -             38,417            3,126
          1.960                    2,187,396            40,238                   -                  -            4,450
          1.970                       74,517            26,626                   -                  -            1,717
          1.995                       13,409                 -                   -                  -            6,927
          2.000                      152,890           140,144                  60                  -           32,337
          2.010                            -                 -                   -                  -                -
          2.020                      632,826           235,563               1,663                  -           53,157
          2.045                      441,499            24,257                   -                  -            1,552
          2.050                      113,114            43,455                   -                  -                -
          2.070                        8,909           491,479                   -                  -           11,282
          2.095                       95,933            30,145                   -                  -                -
          2.100                       14,383                 -                   -                  -                -
          2.120                      388,261             9,606                   -                  -           10,663
          2.145                       34,238               969                   -                  -                -
          2.150                      294,635                 -                   -                  -                -
          2.160                        4,229                 -                   -                  -            2,365
          2.170                       37,137                 -                   -              8,317            3,929



                             JNL/MCM
                             Enhanced            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
                          S&P 500 Stock         Financial          Global        International          JNL 5
                         Index Portfolio     Sector Portfolio   15 Portfolio    Index Portfolio       Portfolio
                        -------------------  ----------------  ---------------- -----------------  ----------------
        M&E CLASS

          1.100                   $ 53,866               $ -               $ -               $ -               $ -
          1.250                     89,029             2,652           242,828           136,027            15,080
          1.350                     83,582               561           306,010           437,565           319,762
          1.400                    127,719                 -           377,159            24,628             5,450
          1.500                     82,803             9,499           242,959            24,773                 -
          1.550                     30,016            13,559            33,642             6,624                 -
          1.560                          -                 -                 -                 -                 -
          1.575                          -                 -                 -                 -                 -
          1.600                     89,626            18,208           610,852           341,244           483,544
          1.645                          -                 -             6,752            40,066                 -
          1.650                     12,547                 -           166,246           168,932                 -
          1.670                     89,161               937           273,599            32,880                 -
          1.700                     51,977                 -           781,742           162,103           125,075
          1.720                          -                 -                 -                 -                 -
          1.725                          -                 -                 -                 -                 -
          1.745                          -                 -            73,378             1,634           116,799
          1.750                    204,670            11,498           374,061           412,750           410,538
          1.770                     76,301               353           197,351            53,749           173,597
          1.795                     17,124                 -           440,833            31,547             4,065
          1.800                      9,344            39,222           151,767           543,451                 -
          1.820                          -                 -                 -                 -                 -
          1.825                          -                 -                 -                 -                 -
          1.845                          -                 -                 -                 -                 -
          1.850                     74,004             3,796           137,903            71,282           189,273
          1.870                          -                 -                 -                 -                 -
          1.895                     18,811                 -            26,342             9,969                 -
          1.900                          -                 -           116,664         1,182,797                 -
          1.910                     12,837                 -            21,413            70,000               157
          1.920                      3,438             5,866           940,210            83,416                 -
          1.945                     10,877                 -            27,300             5,142            27,941
          1.950                     24,954            14,227           362,142           148,692           160,861
          1.960                    107,185                 -           684,716           136,515           129,504
          1.970                     19,957            12,249            63,281            14,901            26,789
          1.995                          -                 -            34,109                 -                 -
          2.000                          -               300           192,106            50,584           603,868
          2.010                          -                 -                 -                 -                 -
          2.020                     84,647            19,518           461,123           259,891             9,083
          2.045                     21,615                 -           459,866            30,144           137,048
          2.050                     34,726                 -           126,895           128,201           276,074
          2.070                          -             3,284            12,631           207,436           816,709
          2.095                      6,656                 -            63,375            23,946                 -
          2.100                          -                 -            14,190                 -            30,548
          2.120                          -                 -           289,614            13,183                 -
          2.145                          -                 -            35,479            22,915            43,023
          2.150                     21,038                 -           287,144            17,619                 -
          2.160                          -                 -             4,197                 -            12,850
          2.170                          -             8,359            36,783                 -           262,055



                                              JNL/MCM
                           JNL/MCM        Pharmaceutical/
                           Nasdaq(R)         Healthcare
                        15 Portfolio      Sector Portfolio
                      ------------------  -----------------
        M&E CLASS

          1.100                     $ -                $ -
          1.250                  15,082             13,111
          1.350               1,087,189             43,251
          1.400                   5,450             20,880
          1.500                   1,369             54,793
          1.550                       -                  -
          1.560                       -                  -
          1.575                       -                  -
          1.600                  37,193            104,541
          1.645                       -                357
          1.650                       -             13,914
          1.670                       -             14,493
          1.700                   2,660            167,001
          1.720                       -                  -
          1.725                       -                  -
          1.745                       -                  -
          1.750                  18,494             18,208
          1.770                       -              9,380
          1.795                       -                100
          1.800                       -             11,250
          1.820                       -                  -
          1.825                       -                  -
          1.845                       -                  -
          1.850                       -             65,366
          1.870                       -                  -
          1.895                       -                  -
          1.900                       -             12,952
          1.910                       -             13,253
          1.920                       -              6,660
          1.945                       -              4,424
          1.950                       -             82,521
          1.960                   4,374                  -
          1.970                       -              9,490
          1.995                       -             12,612
          2.000                   8,556             66,987
          2.010                       -                  -
          2.020                       -             32,540
          2.045                       -             10,794
          2.050                  15,895                  -
          2.070                       -             51,169
          2.095                       -              1,066
          2.100                       -                  -
          2.120                       -             89,505
          2.145                       -                  -
          2.150                       -             47,401
          2.160                       -                  -
          2.170                       -             12,871


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:


                                  JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
                                   25            Bond Index       Communications     Consumer Brands       Energy
                                Portfolio         Portfolio      Sector Portfolio   Sector Portfolio   Sector Portfolio
                             ----------------  ----------------  ------------------ ------------------ ----------------
        M&E CLASS

          2.195                            -            85,894                   -              2,535            3,008
          2.200                       29,948            29,135                   -                  -            2,675
          2.210                        5,149             8,341                   -                  -            3,874
          2.220                       22,297                 -                   -                  -                -
          2.245                       38,928             1,033                   -                  -                -
          2.250                      212,924                 -                   -                  -                -
          2.270                      230,015           257,690                   -                  -                -
          2.295                    3,311,728            58,663                   -              3,233            3,572
          2.300                       71,632            30,467                   -                  -            3,262
          2.310                       19,597                 -                   -                  -            1,653
          2.320                      341,922           125,117               7,460                  -           43,284
          2.345                        3,290               249                   -              8,629                -
          2.350                       21,169                 -                   -                  -                -
          2.360                            -                 -                   -                  -                -
          2.370                      103,917           385,920               2,362             16,251           18,713
          2.395                       55,720                 -                   -                  -                -
          2.400                       15,892            20,028                   -                  -                -
          2.410                       68,551                 -                   -                  -                -
          2.420                       72,189                 -                   -                  -            1,255
          2.445                            -                50                   -                  -                -
          2.450                       59,778                 -                   -              5,342            6,491
          2.460                       10,063                 -                   -                  -                -
          2.470                       13,484           106,738                   -                  -                -
          2.495                       37,350            33,266                   -                  -                -
          2.500                            -                 -                   -                  -                -
          2.510                      193,428                 -                   -                  -                -
          2.545                       59,817                 -                   -                  -                -
          2.560                        1,372                 -                   -                  -           13,268
          2.570                       73,630            37,290                   -                  -           10,177
          2.595                        8,594                 -                   -                  -                -
          2.620                            -                 -                   -                  -           15,003
          2.645                      209,115                 -                   -                  -           18,709
          2.650                            -            14,714                   -                  -                -
          2.670                       95,290                 -                   -                  -                -
          2.695                            -                 -                   -                  -                -
          2.700                            -                 -                   -                  -                -
          2.720                       85,509            12,131                   -                  -                -
          2.745                            -                 -                   -                  -                -
          2.750                            -                 -                   -                  -                -
          2.760                        4,766                 -                   -                  -            3,625
          2.800                            -               791                   -                  -                -
          2.810                            -                 -                   -                  -                -
          2.820                        8,831            11,188                   -                  -                -
          2.850                            -                 -                   -                  -                -
          2.870                            -                 -                   -                  -           13,032
          2.920                        5,691                 -                   -                  -                -
          2.945                            -                 -                   -                  -                -



                               JNL/MCM
                               Enhanced            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
                            S&P 500 Stock         Financial          Global        International          JNL 5
                           Index Portfolio     Sector Portfolio   15 Portfolio    Index Portfolio       Portfolio
                          -------------------  ----------------  ---------------- -----------------  ----------------
        M&E CLASS

          2.195                            -             2,529            24,384           119,893            42,556
          2.200                            -                 -            30,003            38,991             9,006
          2.210                            -                 -            13,446            19,786             8,379
          2.220                       45,210                 -            22,877                 -                 -
          2.245                       11,265                 -            38,445                 -           149,787
          2.250                        7,001             2,832           215,224           100,923            41,694
          2.270                       95,128                 -           212,989           218,425            52,398
          2.295                       13,650             4,060           130,159            77,020                 -
          2.300                      109,861                 -            66,134            66,689                 -
          2.310                            -                 -            22,494            43,931             2,418
          2.320                       14,366            55,014            45,582           210,851                 -
          2.345                            -                 -            13,724                 -            52,198
          2.350                            -                 -            20,017                 -                 -
          2.360                            -                 -                 -                 -                 -
          2.370                       29,401            89,333           125,304           312,368                 -
          2.395                        1,840                 -            80,226             4,155                 -
          2.400                       42,839                 -            16,609            86,977                 -
          2.410                            -                 -                 -                 -                 -
          2.420                            -                 -            63,826               502            13,827
          2.445                        6,614                 -                 -                55            56,259
          2.450                       40,266                 -            49,573            26,832                 -
          2.460                            -                 -            10,007                 -                 -
          2.470                        9,017             2,123            25,118           109,810            83,149
          2.495                        9,797                 -            37,664                 -                 -
          2.500                            -                 -                 -                 -                 -
          2.510                            -                 -                 -                 -                 -
          2.545                            -                 -            77,960            25,330                 -
          2.560                            -                 -             1,357            93,577            60,409
          2.570                            -             8,028            68,017            31,101                 -
          2.595                            -                 -            23,892             8,524            20,346
          2.620                            -            15,046                 -                 -                 -
          2.645                            -                 -           116,499            23,983                 -
          2.650                        3,114                 -                 -                 -                 -
          2.670                            -                 -           139,862                 -                 -
          2.695                            -                 -                 -                 -            77,221
          2.700                            -                 -                 -                 -                 -
          2.720                            -                 -            26,134            13,189                 -
          2.745                            -                 -                 -                 -                 -
          2.750                            -                 -                 -                 -                 -
          2.760                            -             3,816             4,727            17,395                 -
          2.800                        2,140                 -                 -             2,743            35,339
          2.810                            -                 -                 -                 -                 -
          2.820                            -                 -             9,075             3,299                 -
          2.850                            -                 -                 -                 -                 -
          2.870                            -            12,972                 -                 -                 -
          2.920                            -                 -                 -                 -                 -
          2.945                            -                 -                 -                 -                 -



                                              JNL/MCM
                           JNL/MCM        Pharmaceutical/
                           Nasdaq(R)         Healthcare
                        15 Portfolio      Sector Portfolio
                      ------------------  -----------------
        M&E CLASS

          2.195                       -              3,470
          2.200                       -              1,799
          2.210                       -              3,870
          2.220                       -              2,995
          2.245                       -                  -
          2.250                       -                  -
          2.270                       -             13,166
          2.295                       -             45,305
          2.300                       -              4,942
          2.310                       -              1,675
          2.320                       -             37,935
          2.345                   1,547                  -
          2.350                       -                  -
          2.360                       -                  -
          2.370                       -             27,905
          2.395                       -                  -
          2.400                       -                  -
          2.410                       -                  -
          2.420                       -              4,991
          2.445                       -                  -
          2.450                       -              4,932
          2.460                       -                  -
          2.470                       -             12,824
          2.495                       -                  -
          2.500                       -                  -
          2.510                       -                  -
          2.545                       -                  -
          2.560                       -              6,801
          2.570                       -             10,049
          2.595                       -                  -
          2.620                       -             15,000
          2.645                       -                  -
          2.650                       -                  -
          2.670                       -                  -
          2.695                       -                  -
          2.700                       -                  -
          2.720                       -                  -
          2.745                       -                  -
          2.750                       -                  -
          2.760                       -              3,894
          2.800                       -                  -
          2.810                       -                  -
          2.820                       -                  -
          2.850                       -                  -
          2.870                       -             12,984
          2.920                       -                  -
          2.945                       -                  -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:


                                 JNL/MCM           JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                                   25            Bond Index       Communications     Consumer Brands       Energy
                                Portfolio         Portfolio      Sector Portfolio   Sector Portfolio   Sector Portfolio
                             ----------------  ----------------  ------------------ ------------------ ----------------
        M&E CLASS

          2.950                            -                 -                   -                  -                -
          2.995                            -                 -                   -                  -                -
          3.050                            -                 -                   -                  -                -
          3.060                            -                 -                   -                  -                -
          3.095                            -                 -                   -                  -                -
          3.100                            -                 -                   -                  -                -
          3.120                            -                 -                   -                  -                -
          3.145                            -                 -                   -                  -                -
          3.150                            -                 -                   -                  -                -
          3.170                            -                 -                   -                  -                -
          3.195                            -                 -                   -                  -                -
          3.200                            -                 -                   -                  -                -
          3.220                            -                 -                   -                  -                -
          3.245                            -                 -                   -                  -                -
          3.250                            -                 -                   -                  -                -
          3.270                            -                 -                   -                  -                -
          3.300                            -                 -                   -                  -                -
          3.370                            -                 -                   -                  -                -
          3.400                            -                 -                   -                  -                -
          3.420                            -                 -                   -                  -                -
          3.445                            -                 -                   -                  -                -
          3.470                            -                 -                   -                  -                -
          3.520                            -                 -                   -                  -                -
          3.595                            -                 -                   -                  -                -
          3.600                            -                 -                   -                  -                -
          3.620                            -                 -                   -                  -                -
          3.645                            -                 -                   -                  -                -
          3.670                            -                 -                   -                  -            9,402
          3.720                            -                 -                   -                  -                -
          3.820                            -                 -                   -                  -                -
          4.000                            -                 -                   -                  -                -

       PERSPECTIVE
  Standard Benefit                   732,407           172,859              58,248              4,411           94,130
  Contract Enhancement
         Benefit                     105,672            68,439              25,830                  -           28,928
                             ----------------  ----------------  ------------------ ------------------ ----------------

           Total                $ 18,622,928       $ 4,233,522           $ 295,574          $ 210,647        $ 725,751
                             ================  ================  ================== ================== ================


                                 JNL/MCM
                                 Enhanced            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
                              S&P 500 Stock         Financial          Global        International          JNL 5
                             Index Portfolio     Sector Portfolio   15 Portfolio    Index Portfolio       Portfolio
                            -------------------  ----------------  ---------------- -----------------  ----------------
        M&E CLASS

          2.950                              -                 -                 -                 -            14,499
          2.995                              -                 -                 -                 -                 -
          3.050                              -                 -                 -                 -                 -
          3.060                              -                 -                 -                 -                 -
          3.095                              -                 -                 -                 -                 -
          3.100                              -                 -                 -                 -                 -
          3.120                              -                 -                 -                 -                 -
          3.145                              -                 -                 -                 -                 -
          3.150                              -                 -                 -                 -                 -
          3.170                              -                 -                 -                 -                 -
          3.195                              -                 -                 -                 -                 -
          3.200                              -                 -                 -                 -                 -
          3.220                              -                 -                 -                 -                 -
          3.245                              -                 -                 -                 -                 -
          3.250                              -                 -                 -                 -                 -
          3.270                              -                 -                 -                 -                 -
          3.300                              -                 -                 -                 -                 -
          3.370                              -                 -                 -                 -                 -
          3.400                              -                 -                 -                 -                 -
          3.420                              -                 -                 -                 -                 -
          3.445                              -                 -                 -                 -                 -
          3.470                              -                 -                 -                 -                 -
          3.520                              -                 -                 -                 -                 -
          3.595                              -                 -                 -                 -                 -
          3.600                              -                 -                 -                 -                 -
          3.620                              -                 -                 -                 -                 -
          3.645                              -                 -                 -                 -                 -
          3.670                              -                 -                 -                 -                 -
          3.720                              -                 -                 -                 -                 -
          3.820                              -                 -                 -                 -                 -
          4.000                              -                 -                 -                 -                 -

       PERSPECTIVE
  Standard Benefit                     222,280            23,356           480,049           339,693            68,938
  Contract Enhancement
         Benefit                       201,187               398           191,085           328,438            97,204
                            -------------------  ----------------  ---------------- -----------------  ----------------

           Total                   $ 2,323,486         $ 383,595      $ 11,079,124       $ 7,219,086       $ 5,265,320
                            ===================  ================  ================ =================  ================


                                                  JNL/MCM
                               JNL/MCM        Pharmaceutical/
                               Nasdaq(R)         Healthcare
                            15 Portfolio      Sector Portfolio
                          ------------------  -----------------
        M&E CLASS

          2.950                           -                  -
          2.995                           -                  -
          3.050                           -                  -
          3.060                           -                  -
          3.095                           -                  -
          3.100                           -                  -
          3.120                           -                  -
          3.145                           -                  -
          3.150                           -                  -
          3.170                           -                  -
          3.195                           -                  -
          3.200                           -                  -
          3.220                           -                  -
          3.245                           -                  -
          3.250                           -                  -
          3.270                           -                  -
          3.300                           -                  -
          3.370                           -                  -
          3.400                           -                  -
          3.420                           -                  -
          3.445                           -                  -
          3.470                           -                  -
          3.520                           -                  -
          3.595                           -                  -
          3.600                           -                  -
          3.620                           -                  -
          3.645                           -                  -
          3.670                           -                  -
          3.720                           -                  -
          3.820                           -                  -
          4.000                           -                  -

       PERSPECTIVE
  Standard Benefit                   12,890             45,778
  Contract Enhancement
         Benefit                          -             35,772
                          ------------------  -----------------

           Total                $ 1,210,699        $ 1,286,977
                          ==================  =================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:


                                 JNL/MCM             JNL/MCM             JNL/MCM           JNL/MCM             JNL/MCM
                              S&P 400 MidCap         S&P 500         Select Small         Small Cap           Technology
                             Index Portfolio     Index Portfolio     Cap Portfolio     Index Portfolio     Sector Portfolio
                            ------------------- ------------------------------------  ------------------- -------------------
        M&E CLASS

          1.100                            $ -           $ 21,420               $ -                  $ -                 $ -
          1.250                        405,966            363,541           379,138              266,374               7,814
          1.350                        436,129            929,093           267,978              436,082              21,742
          1.400                        145,214            399,526           487,521              129,539                   -
          1.500                         91,831            266,874            77,148               39,683               6,246
          1.550                          7,163             19,083            29,635                  655                   -
          1.560                              -                  -                 -                    -                   -
          1.575                              -                  -                 -                    -                   -
          1.600                      1,079,561          1,383,834           359,201              936,420              50,192
          1.645                         68,921            115,701             6,083               70,601                 577
          1.650                        171,734            203,765           156,131              175,085              14,926
          1.670                        125,923            140,703           244,151               38,714              40,608
          1.700                        305,370            398,689           708,153              199,257                 542
          1.720                              -                  -                 -                    -                   -
          1.725                              -                  -                 -                    -                   -
          1.745                              -              8,910            49,642                  425               1,211
          1.750                        560,146            795,347           333,615              483,584                   -
          1.770                         69,498            239,962            82,910               53,126                 902
          1.795                        225,934            569,166           696,821              265,983                   -
          1.800                        139,430            210,297            93,128              132,175               2,044
          1.820                              -            236,593                 -                    -                   -
          1.825                              -                  -                 -                    -                   -
          1.845                              -                  -                 -                    -                   -
          1.850                         79,834            207,453            83,238               95,340              30,407
          1.870                              -                  -                 -                    -                   -
          1.895                              -                  -            26,402                8,057                   -
          1.900                      1,256,406          1,297,442           103,543            1,252,787              18,740
          1.910                         21,925            136,166             9,044               21,753              12,686
          1.920                        118,674            172,247           829,401               67,847              25,040
          1.945                         40,577             57,600            11,819               18,135                   -
          1.950                        250,868            404,547           349,209              217,410              26,917
          1.960                        759,471            980,349         1,423,643              782,421                   -
          1.970                         19,512             25,436            65,006               17,946               3,240
          1.995                              -                  -            37,133                    -                   -
          2.000                        223,123            305,628           131,844               67,748               7,975
          2.010                              -                  -                 -                    -                   -
          2.020                        213,128            476,178           244,276              204,559               4,272
          2.045                         24,208            601,196           460,253               34,843               1,174
          2.050                        174,653            179,094           104,867              180,455                   -
          2.070                        107,375            191,294             4,584               64,186              10,690
          2.095                         25,507             49,942            58,998               26,101                   -
          2.100                              -                  -            13,855                    -                   -
          2.120                         93,148            122,755           312,560               24,574               4,690
          2.145                         14,492            215,336             1,772               21,285                   -
          2.150                         70,096             77,014           342,441                7,168                   -
          2.160                              -              3,767             4,318                    -                   -
          2.170                              -                  -            13,992                    -               4,113



                            JNL/MCM             JNL/MCM           JNL/MCM           JNL/MCM        JNL/Oppenheimer
                           The Dow SM          The S&P(R)      Value Line(R)         VIP            Global Growth
                          10 Portfolio       10 Portfolio      25 Portfolio       Portfolio           Portfolio
                       -------------------  ---------------- ----------------- ----------------  --------------------
        M&E CLASS

          1.100                       $ -               $ -               $ -              $ -              $ 46,154
          1.250                   135,508           154,503                 -           13,020               134,453
          1.350                   287,552           308,789            13,666           26,820                31,157
          1.400                 1,023,499           527,160         1,223,731                -               154,024
          1.500                   236,957           223,288             1,511                -                95,023
          1.550                    81,056            27,291                 -                -                10,864
          1.560                         -                 -                 -                -                     -
          1.575                         -                 -                 -                -                     -
          1.600                   607,918           514,378           109,019           38,312               124,579
          1.645                     6,542             6,447                 -                -                14,788
          1.650                   138,183           160,308                 -                -                35,490
          1.670                   337,659           286,967           302,607           17,526               175,727
          1.700                   705,358           566,366           130,852                -                39,184
          1.720                         -                 -                 -                -                     -
          1.725                         -                 -                 -                -                     -
          1.745                    65,140            70,500                 -            5,699                45,097
          1.750                   367,297           369,979            77,333            4,335               132,228
          1.770                   111,384           149,803             1,924                -                35,431
          1.795                 1,325,236         1,147,490         2,343,737                -               196,905
          1.800                   289,054           150,333                 -                -                14,256
          1.820                         -                 -                 -                -                17,332
          1.825                         -                 -                 -                -                     -
          1.845                         -                 -                 -                -                     -
          1.850                   103,366           115,255            18,751                -               124,986
          1.870                         -                 -                 -                -                     -
          1.895                    26,102            26,402                 -                -                     -
          1.900                   107,699            99,860                 -                -                18,357
          1.910                    17,358            12,798                 -           61,246                21,042
          1.920                 1,368,069         1,126,327         2,720,188                -                61,766
          1.945                     4,902            52,995            68,384                -                 2,177
          1.950                   447,789           350,364            18,923                -                53,801
          1.960                 3,052,817         2,017,973         5,063,979                -               304,983
          1.970                    95,570            57,415            52,064            8,415                 6,319
          1.995                    12,012            13,294                 -                -                     -
          2.000                   179,171           119,336            52,053            2,550                23,697
          2.010                         -                 -                 -                -                     -
          2.020                   720,470           571,845           576,652                -                87,562
          2.045                   809,203           448,174            67,911                -                26,665
          2.050                   159,507            90,912            72,979                -                17,324
          2.070                    13,934            12,151           172,455           31,228                 3,014
          2.095                    77,994            71,842            35,800                -                15,092
          2.100                    12,569            14,089                 -                -                     -
          2.120                   324,607           194,012                 -                -                89,117
          2.145                     1,568             1,699                 -                -                 9,267
          2.150                   285,892           249,764                 -                -                15,239
          2.160                     4,240             4,275            21,315           11,924                13,372
          2.170                         -                 -            34,097                -                 8,427



                      JNL/Oppenheimer        JNL/PIMCO
                          Growth           Total Return
                        Portfolio         Bond Portfolio
                    -------------------  ------------------
        M&E CLASS

          1.100                    $ -           $ 104,697
          1.250                 33,454             434,548
          1.350                 93,201             517,064
          1.400                 70,195             535,870
          1.500                 84,283             214,811
          1.550                      -              15,979
          1.560                      -                   -
          1.575                      -                   -
          1.600                 56,155             197,625
          1.645                    449              79,611
          1.650                      -             109,993
          1.670                 26,127             422,355
          1.700                 16,377             380,745
          1.720                      -                   -
          1.725                      -                   -
          1.745                    202              47,339
          1.750                 71,295             293,592
          1.770                  5,013             161,759
          1.795                 22,847             708,602
          1.800                      -           1,342,278
          1.820                 11,846              66,038
          1.825                      -                   -
          1.845                      -                   -
          1.850                 21,436             219,348
          1.870                      -                   -
          1.895                      -                 408
          1.900                 45,072              37,808
          1.910                      -              19,797
          1.920                 52,916             389,727
          1.945                      -             160,149
          1.950                 17,512              89,600
          1.960                 14,859             864,080
          1.970                      -             189,076
          1.995                 40,285              19,316
          2.000                  8,160             103,455
          2.010                      -                   -
          2.020                 19,734             424,522
          2.045                      -              13,367
          2.050                      -              41,648
          2.070                      -              72,113
          2.095                  6,958             109,319
          2.100                      -                   -
          2.120                      -               2,596
          2.145                  6,960             306,165
          2.150                      -             131,462
          2.160                      -                   -
          2.170                      -                   -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:



                                 JNL/MCM             JNL/MCM             JNL/MCM           JNL/MCM             JNL/MCM
                              S&P 400 MidCap         S&P 500         Select Small         Small Cap           Technology
                             Index Portfolio     Index Portfolio     Cap Portfolio     Index Portfolio     Sector Portfolio
                            ------------------- ------------------------------------  ------------------- -------------------
        M&E CLASS

          2.195                         84,008            113,167             1,334               86,262               2,287
          2.200                         32,314             55,774            30,854               31,293                   -
          2.210                          6,477             31,930             2,638                6,457               3,806
          2.220                              -             31,980            22,781                    -                   -
          2.245                          2,328                  -            41,876                    -                   -
          2.250                        120,480            139,860           166,359              110,698               7,265
          2.270                        448,154            640,744           175,123              350,928                   -
          2.295                      1,945,329             73,321            65,414            1,031,416                   -
          2.300                        169,474            231,577            62,628              123,185                   -
          2.310                         38,509             71,963             1,252               14,356               1,669
          2.320                        398,037            252,690            29,652              312,130              46,193
          2.345                              -             17,454             3,352                    -                   -
          2.350                              -                  -            18,149                    -                   -
          2.360                              -                  -                 -                    -                   -
          2.370                        451,691            447,495            62,274              371,572                 144
          2.395                          4,137             13,461            59,169                4,168                   -
          2.400                         84,847            115,420            17,654               87,321              33,560
          2.410                              -                  -                 -                    -                   -
          2.420                              -              1,318            64,920                    -                   -
          2.445                              -                  -                 -                   55                   -
          2.450                        263,243             66,249            76,746               97,754              17,777
          2.460                              -                  -                 -                    -                   -
          2.470                        109,162            146,686                 -              136,095              18,300
          2.495                              -                  -                 -                    -                   -
          2.500                              -                  -                 -                    -                   -
          2.510                              -                  -                 -                    -                   -
          2.545                         24,592             47,473            77,271               24,785                   -
          2.560                         95,344            102,515             1,409               95,485                   -
          2.570                         60,508            100,802            79,806               45,603              10,218
          2.595                         11,330             19,428                 -                5,740                   -
          2.620                              -                  -            13,393                    -              14,926
          2.645                         78,731             23,257           105,587               52,084                   -
          2.650                         21,841              5,928            16,462                7,095                   -
          2.670                              -                  -            62,293                    -                   -
          2.695                              -                  -                 -                    -                   -
          2.700                              -                  -                 -                    -                   -
          2.720                         13,191             12,866            26,271               19,140                   -
          2.745                              -                  -                 -                    -                   -
          2.750                              -                  -                 -                    -                   -
          2.760                          6,707             18,808             2,936                4,786                   -
          2.800                         23,356             27,878             7,496               24,575                   -
          2.810                              -                  -                 -                    -                   -
          2.820                          3,199              3,101                 -                3,242                   -
          2.850                              -                  -                 -                    -                   -
          2.870                              -                  -                 -                    -              12,956
          2.920                              -                  -                 -                    -                   -
          2.945                              -                  -                 -                    -                   -



                               JNL/MCM             JNL/MCM           JNL/MCM           JNL/MCM        JNL/Oppenheimer
                              The Dow SM          The S&P(R)       Value Line(R)         VIP            Global Growth
                             10 Portfolio       10 Portfolio      25 Portfolio       Portfolio           Portfolio
                          -------------------  ---------------- ----------------- ----------------  --------------------
        M&E CLASS

          2.195                          227             1,412           105,952                -                18,825
          2.200                       30,080            30,752             6,247            9,023                     -
          2.210                        5,184             3,889             8,399           18,048                     -
          2.220                       34,171            23,140                 -                -                16,492
          2.245                       34,682            38,883            55,167                -                 2,368
          2.250                      134,296           133,871             6,309                -                13,234
          2.270                      194,419           212,924            96,996                -                38,469
          2.295                      127,398         3,366,747                 -                -                82,321
          2.300                      124,329           132,547                 -                -               206,872
          2.310                       18,318             1,677            17,785            6,665                15,200
          2.320                       28,932           375,152                 -                -                26,642
          2.345                        4,828             4,865            32,928                -                 1,847
          2.350                       17,719            19,070                 -                -                     -
          2.360                            -                 -                 -                -                     -
          2.370                       89,147            86,878            21,134           19,913               205,274
          2.395                       72,266            79,277                 -                -                21,831
          2.400                       48,277            16,834                 -                -                44,796
          2.410                            -                 -                 -                -                     -
          2.420                       64,436            65,948                 -                -                45,251
          2.445                            -                 -                 -                -                     -
          2.450                      424,800           466,140                 -                -                87,174
          2.460                       10,028            10,081                 -                -                     -
          2.470                       48,201            16,350             4,422                -                     -
          2.495                       33,633            36,920                 -                -                     -
          2.500                            -                 -                 -                -                     -
          2.510                            -                 -                 -                -                     -
          2.545                       39,494             8,258                 -                -                     -
          2.560                        1,385             1,376            99,642            1,067                18,965
          2.570                       14,232            22,674                 -                -                12,788
          2.595                        8,708            15,047            20,300                -                     -
          2.620                            -                 -                 -                -                     -
          2.645                       95,628           203,476                 -                -                19,848
          2.650                            -                 -                 -                -                   392
          2.670                       14,946            16,469                 -                -                     -
          2.695                            -                 -                 -                -                     -
          2.700                            -                 -                 -                -                     -
          2.720                       18,140            20,671             7,455                -                     -
          2.745                            -                 -                 -                -                     -
          2.750                            -                 -                 -                -                     -
          2.760                        4,779             3,787                 -           15,372                     -
          2.800                            -                 -                 -                -                 1,815
          2.810                            -                 -                 -                -                     -
          2.820                        8,775             9,027                 -                -                     -
          2.850                            -                 -                 -                -                     -
          2.870                            -                 -                 -                -                     -
          2.920                            -                 -                 -                -                     -
          2.945                            -                 -                 -                -                     -



                          JNL/Oppenheimer        JNL/PIMCO
                              Growth           Total Return
                            Portfolio         Bond Portfolio
                        -------------------  ------------------
        M&E CLASS

          2.195                        441              22,339
          2.200                          -               6,469
          2.210                          -                   -
          2.220                     12,143              36,819
          2.245                          -             271,198
          2.250                          -               5,589
          2.270                     53,254             311,441
          2.295                      9,675             133,696
          2.300                     24,168             651,391
          2.310                          -                   -
          2.320                     11,371             162,320
          2.345                          -              13,383
          2.350                          -                   -
          2.360                          -                   -
          2.370                          -             366,872
          2.395                          -                   -
          2.400                          -                   -
          2.410                          -                   -
          2.420                          -              89,884
          2.445                          -              15,977
          2.450                     16,374             421,391
          2.460                          -                   -
          2.470                     29,236              28,424
          2.495                          -               9,331
          2.500                          -                   -
          2.510                          -                   -
          2.545                          -                   -
          2.560                          -              16,824
          2.570                          -              62,345
          2.595                          -                   -
          2.620                          -              49,802
          2.645                          -                   -
          2.650                          -              61,182
          2.670                          -                   -
          2.695                          -                   -
          2.700                          -                   -
          2.720                          -               3,014
          2.745                          -                   -
          2.750                          -                   -
          2.760                          -                   -
          2.800                        280              39,076
          2.810                          -                   -
          2.820                          -                   -
          2.850                          -                   -
          2.870                          -              25,810
          2.920                          -                   -
          2.945                     12,152                   -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:



                                 JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM
                              S&P 400 MidCap         S&P 500         Select Small         Small Cap           Technology
                             Index Portfolio     Index Portfolio     Cap Portfolio     Index Portfolio     Sector Portfolio
                            ------------------- ------------------------------------  ------------------- -------------------
        M&E CLASS

          2.950                              -                  -                 -                    -                   -
          2.995                              -                  -                 -                    -                   -
          3.050                              -                  -                 -                    -                   -
          3.060                              -                  -                 -                    -                   -
          3.095                              -                  -                 -                    -                   -
          3.100                              -                  -                 -                    -                   -
          3.120                              -                  -                 -                    -                   -
          3.145                              -                  -                 -                    -                   -
          3.150                              -                  -                 -                    -                   -
          3.170                              -                  -                 -                    -                   -
          3.195                              -                  -                 -                    -                   -
          3.200                              -                  -                 -                    -                   -
          3.220                              -                  -                 -                    -                   -
          3.245                              -                  -                 -                    -                   -
          3.250                              -                  -                 -                    -                   -
          3.270                              -                  -                 -                    -                   -
          3.300                              -                  -                 -                    -                   -
          3.370                              -                  -                 -                    -                   -
          3.400                              -                  -                 -                    -                   -
          3.420                              -                  -                 -                    -                   -
          3.445                              -                  -                 -                    -                   -
          3.470                              -                  -                 -                    -                   -
          3.520                              -                  -                 -                    -                   -
          3.595                              -                  -                 -                    -                   -
          3.600                              -                  -                 -                    -                   -
          3.620                              -                  -                 -                    -                   -
          3.645                              -                  -                 -                    -                   -
          3.670                         10,258                  -                 -               10,664                   -
          3.720                              -                  -                 -                    -                   -
          3.820                              -                  -                 -                    -                   -
          4.000                              -                  -                 -                    -                   -

       PERSPECTIVE
  Standard Benefit                     468,788            892,986           160,296              709,871              12,568
  Contract Enhancement
         Benefit                       477,849            756,920            69,683              431,948                 418
                            ------------------- ------------------  ----------------  ------------------- -------------------

          Total                   $ 12,779,701       $ 16,268,999      $ 10,128,531         $ 10,539,026           $ 478,835
                            =================== ==================  ================  =================== ===================


                                JNL/MCM             JNL/MCM          JNL/MCM           JNL/MCM         JNL/Oppenheimer
                               The Dow SM          The S&P(R)      Value Line(R)         VIP            Global Growth
                              10 Portfolio       10 Portfolio      25 Portfolio       Portfolio           Portfolio
                           -------------------  ---------------- ----------------- ----------------  --------------------
        M&E CLASS

          2.950                             -                 -                 -                -                     -
          2.995                             -                 -                 -                -                     -
          3.050                             -                 -                 -                -                     -
          3.060                             -                 -                 -                -                     -
          3.095                             -                 -                 -                -                     -
          3.100                             -                 -                 -                -                     -
          3.120                             -                 -                 -                -                     -
          3.145                             -                 -                 -                -                     -
          3.150                             -                 -                 -                -                     -
          3.170                             -                 -                 -                -                     -
          3.195                             -                 -                 -                -                     -
          3.200                             -                 -                 -                -                     -
          3.220                             -                 -                 -                -                     -
          3.245                             -                 -                 -                -                     -
          3.250                             -                 -                 -                -                     -
          3.270                             -                 -                 -                -                     -
          3.300                             -                 -                 -                -                     -
          3.370                             -                 -                 -                -                     -
          3.400                             -                 -                 -                -                     -
          3.420                             -                 -                 -                -                     -
          3.445                             -                 -                 -                -                     -
          3.470                             -                 -                 -                -                     -
          3.520                             -                 -                 -                -                     -
          3.595                             -                 -                 -                -                     -
          3.600                             -                 -                 -                -                     -
          3.620                             -                 -                 -                -                     -
          3.645                             -                 -                 -                -                     -
          3.670                             -                 -                 -                -                     -
          3.720                             -                 -                 -                -                     -
          3.820                             -                 -                 -                -                     -
          4.000                             -                 -                 -                -                     -

       PERSPECTIVE
  Standard Benefit                    412,478           518,594            70,218           20,029             1,249,661
  Contract Enhancement
         Benefit                       92,252           115,277           208,154                -               949,322
                           -------------------  ---------------- ----------------- ----------------  --------------------

          Total                  $ 15,799,370      $ 16,372,397      $ 13,941,039        $ 311,192           $ 5,284,286
                           ===================  ================ ================= ================  ====================


                           JNL/Oppenheimer         JNL/PIMCO
                                Growth           Total Return
                              Portfolio         Bond Portfolio
                          -------------------  ------------------
        M&E CLASS

          2.950                            -                   -
          2.995                            -                   -
          3.050                            -                   -
          3.060                            -                   -
          3.095                            -                   -
          3.100                            -                   -
          3.120                            -                   -
          3.145                            -                   -
          3.150                            -                   -
          3.170                            -                   -
          3.195                            -                   -
          3.200                            -                   -
          3.220                            -                   -
          3.245                            -                   -
          3.250                            -                   -
          3.270                            -                   -
          3.300                            -                   -
          3.370                            -                   -
          3.400                            -                   -
          3.420                            -                   -
          3.445                            -                   -
          3.470                            -                   -
          3.520                            -                   -
          3.595                            -                   -
          3.600                            -                   -
          3.620                            -                   -
          3.645                            -                   -
          3.670                            -                   -
          3.720                            -                   -
          3.820                            -                   -
          4.000                            -                   -

       PERSPECTIVE
  Standard Benefit                   186,304           2,317,847
  Contract Enhancement
         Benefit                     365,040           1,551,376
                          -------------------  ------------------

          Total                  $ 1,445,774        $ 15,500,662
                          ===================  ==================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:


                                JNL/PPM            JNL/Putnam        JNL/Putnam         JNL/Putnam        JNL/Putnam
                          America High Yield         Equity        International      Midcap Growth      Value Equity
                            Bond Portfolio         Portfolio     Equity Portfolio       Portfolio          Portfolio
                          --------------------  ---------------- ------------------ ------------------  ----------------
       M&E CLASS

         1.100                            $ -               $ -                $ -                $ -               $ -
         1.250                              -             9,608             26,235            108,808            90,620
         1.350                              -                 -                  -                  -            60,922
         1.400                              -            54,032             72,392            128,185           197,593
         1.500                              -             6,413             28,230             14,027            43,591
         1.550                              -                 -                  -                  -                 -
         1.560                              -                 -                  -                  -                 -
         1.575                              -                 -                  -                  -                 -
         1.600                              -               981              8,493                294             5,081
         1.645                              -                 -                  -                  -                 -
         1.650                              -                 -                  -             12,078            19,688
         1.670                              -                 -             14,219                  -            55,884
         1.700                              -                 -                  -             24,428            43,566
         1.720                              -                 -                  -                  -                 -
         1.725                              -                 -                  -                  -                 -
         1.745                              -                 -                  -                  -                 -
         1.750                              -            30,183             11,603            224,628            44,044
         1.770                              -                 -              4,439              1,172             1,117
         1.795                              -                 -             27,815             14,042           113,622
         1.800                              -                 -             22,774              9,201             8,296
         1.820                              -                 -                  -                  -            14,283
         1.825                              -                 -                  -                  -                 -
         1.845                              -                 -                  -                  -                 -
         1.850                              -                 -             11,184              9,594            40,258
         1.870                              -                 -                  -                  -                 -
         1.895                              -                 -                  -                  -                 -
         1.900                              -                 -              5,336              7,675                 -
         1.910                              -                 -                  -                  -                 -
         1.920                              -            24,171             20,121             10,911            43,915
         1.945                              -                 -                  -                  -            10,526
         1.950                              -             5,747                  -              5,686             5,870
         1.960                              -             2,308             59,465             18,735            29,147
         1.970                              -                 -                  -             18,803            24,115
         1.995                              -                 -                  -                  -                 -
         2.000                              -             7,132             31,060              5,849            45,278
         2.010                              -                 -                  -                  -                 -
         2.020                              -                 -             11,513              5,292            77,233
         2.045                              -                 -                  -                  -            22,804
         2.050                              -                 -             22,612                  -                 -
         2.070                              -                 -                  -                115                 -
         2.095                              -            21,193             14,625                  -             6,504
         2.100                              -                 -                  -                  -                 -
         2.120                              -                 -                  -                  -             3,427
         2.145                              -                 -              1,784              2,434                 -
         2.150                              -                 -             43,272                  -            37,063
         2.160                              -                 -              8,942              1,883                 -
         2.170                              -                 -                  -                  -                 -



                                                                                  JNL/S&P Equity
                          JNL/S&P Core      JNL/S&P Core       JNL/S&P Core         Aggressive       JNL/S&P Equity
                            Index 50          Index 75          Index 100             Growth             Growth
                           Portfolio          Portfolio         Portfolio          Portfolio I        Portfolio I
                       ------------------- ----------------  -----------------  ------------------- -----------------
       M&E CLASS

         1.100                        $ -              $ -                $ -                  $ -               $ -
         1.250                          -                -                  -                    -                 -
         1.350                          -                -                  -                    -                 -
         1.400                          -                -                  -                    -                 -
         1.500                          -                -                  -                    -                 -
         1.550                          -                -                  -                    -                 -
         1.560                          -                -                  -                    -                 -
         1.575                          -                -                  -                    -                 -
         1.600                          -                -                  -                    -                 -
         1.645                          -                -                  -                    -                 -
         1.650                          -                -                  -                    -                 -
         1.670                          -                -                  -                    -                 -
         1.700                          -                -                  -                    -                 -
         1.720                          -                -                  -                    -                 -
         1.725                          -                -                  -                    -                 -
         1.745                          -                -                  -                    -                 -
         1.750                          -                -                  -                    -                 -
         1.770                          -                -                  -                    -                 -
         1.795                          -                -                  -                    -                 -
         1.800                          -                -                  -                    -                 -
         1.820                          -                -                  -                    -                 -
         1.825                          -                -                  -                    -                 -
         1.845                          -                -                  -                    -                 -
         1.850                          -                -                  -                    -                 -
         1.870                          -                -                  -                    -                 -
         1.895                          -                -                  -                    -                 -
         1.900                          -                -                  -                    -                 -
         1.910                          -                -                  -                    -                 -
         1.920                          -                -                  -                    -                 -
         1.945                          -                -                  -                    -                 -
         1.950                          -                -                  -                    -                 -
         1.960                          -                -                  -                    -                 -
         1.970                          -                -                  -                    -                 -
         1.995                          -                -                  -                    -                 -
         2.000                          -                -                  -                    -                 -
         2.010                          -                -                  -                    -                 -
         2.020                          -                -                  -                    -                 -
         2.045                          -                -                  -                    -                 -
         2.050                          -                -                  -                    -                 -
         2.070                          -                -                  -                    -                 -
         2.095                          -                -                  -                    -                 -
         2.100                          -                -                  -                    -                 -
         2.120                          -                -                  -                    -                 -
         2.145                          -                -                  -                    -                 -
         2.150                          -                -                  -                    -                 -
         2.160                          -                -                  -                    -                 -
         2.170                          -                -                  -                    -                 -




                          JNL/S&P             JNL/S&P
                          Managed             Managed
                         Aggressive         Conservative
                      Growth Portfolio       Portfolio
                     -------------------  -----------------
       M&E CLASS

         1.100                      $ -                $ -
         1.250                  998,567                  -
         1.350                  491,613             37,341
         1.400                1,048,507                  -
         1.500                  600,563              7,559
         1.550                   17,378              8,029
         1.560                        -                  -
         1.575                        -                  -
         1.600                2,351,631                  -
         1.645                    1,099                  -
         1.650                  189,910                  -
         1.670                1,949,721                  -
         1.700                2,185,103                  -
         1.720                        -                  -
         1.725                        -                  -
         1.745                    9,652             65,965
         1.750                  711,757            666,198
         1.770                  882,190             10,448
         1.795                3,619,920                  -
         1.800                  392,175                  -
         1.820                  162,048                  -
         1.825                        -                  -
         1.845                        -                  -
         1.850                  625,643                  -
         1.870                        -                  -
         1.895                        -                  -
         1.900                   54,996                  -
         1.910                        -             34,997
         1.920                3,062,418                  -
         1.945                    4,251                  -
         1.950                1,316,211                  -
         1.960                6,861,505              5,232
         1.970                   91,211                  -
         1.995                   12,739                  -
         2.000                  468,597            100,063
         2.010                        -                  -
         2.020                1,347,406             99,611
         2.045                   10,962                  -
         2.050                   74,102                  -
         2.070                  106,024                  -
         2.095                  340,251                  -
         2.100                        -                  -
         2.120                  496,426                  -
         2.145                   20,829                  -
         2.150                  381,998                  -
         2.160                      174                  -
         2.170                  156,832                  -




JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:


                                JNL/PPM            JNL/Putnam        JNL/Putnam         JNL/Putnam        JNL/Putnam
                          America High Yield         Equity        International      Midcap Growth      Value Equity
                            Bond Portfolio         Portfolio     Equity Portfolio       Portfolio          Portfolio
                          --------------------  ---------------- ------------------ ------------------  ----------------
       M&E CLASS

         2.195                              -                 -                  -                397                 -
         2.200                              -                 -                  -                  -                 -
         2.210                              -                 -                  -                  -                 -
         2.220                              -                 -             10,069                  -                 -
         2.245                              -                 -                  -                  -                 -
         2.250                              -                 -                  -                  -                 -
         2.270                              -             4,391                990                  -             4,282
         2.295                              -             6,177                  -              2,110            14,376
         2.300                              -            13,403             24,280             29,720            50,990
         2.310                              -                 -                  -                  -                 -
         2.320                              -                 -                  -              4,815            11,261
         2.345                              -                 -                  -                  -                 -
         2.350                              -                 -                  -                  -                 -
         2.360                              -                 -                  -                  -                 -
         2.370                              -                 -             37,033                  -            47,211
         2.395                              -                 -                  -              4,998                 -
         2.400                              -                 -                  -                  -                 -
         2.410                              -                 -                  -                  -                 -
         2.420                              -                 -                  -                  -                 -
         2.445                              -                 -              6,812                  -                 -
         2.450                              -                 -                  -                  -                 -
         2.460                              -                 -                  -                  -                 -
         2.470                              -                 -                  -                  -                 -
         2.495                              -                 -                  -                  -                 -
         2.500                              -                 -                  -                  -                 -
         2.510                              -                 -                  -                  -                 -
         2.545                              -                 -                  -                  -                 -
         2.560                              -                 -             13,394                  -                 -
         2.570                              -                 -              1,213                  -                 -
         2.595                              -                 -                  -                  -                 -
         2.620                              -                 -              6,545                  -                 -
         2.645                              -                 -                  -                  -                 -
         2.650                              -                 -              7,006              5,534                 -
         2.670                              -                 -                  -                  -                 -
         2.695                              -                 -                  -                  -                 -
         2.700                              -                 -                  -                  -                 -
         2.720                              -                 -                  -                  -                 -
         2.745                              -                 -                  -                  -                 -
         2.750                              -                 -                  -                  -                 -
         2.760                              -                 -                  -                  -                 -
         2.800                              -                 -             16,092             29,949            21,878
         2.810                              -                 -                  -                  -                 -
         2.820                              -                 -                  -                  -                 -
         2.850                              -                 -                  -                  -                 -
         2.870                              -                 -             12,967                  -                 -
         2.920                              -                 -                  -                  -                 -
         2.945                              -                 -                  -                  -                 -



                                                                                   JNL/S&P Equity
                           JNL/S&P Core      JNL/S&P Core       JNL/S&P Core         Aggressive       JNL/S&P Equity
                             Index 50          Index 75          Index 100             Growth             Growth
                            Portfolio          Portfolio         Portfolio          Portfolio I        Portfolio I
                        ------------------- ----------------  -----------------  ------------------- -----------------
       M&E CLASS

         2.195                           -                -                  -                    -                 -
         2.200                           -                -                  -                    -                 -
         2.210                           -                -                  -                    -                 -
         2.220                           -                -                  -                    -                 -
         2.245                           -                -                  -                    -                 -
         2.250                           -                -                  -                    -                 -
         2.270                           -                -                  -                    -                 -
         2.295                           -                -                  -                    -                 -
         2.300                           -                -                  -                    -                 -
         2.310                           -                -                  -                    -                 -
         2.320                           -                -                  -                    -                 -
         2.345                           -                -                  -                    -                 -
         2.350                           -                -                  -                    -                 -
         2.360                           -                -                  -                    -                 -
         2.370                           -                -                  -                    -                 -
         2.395                           -                -                  -                    -                 -
         2.400                           -                -                  -                    -                 -
         2.410                           -                -                  -                    -                 -
         2.420                           -                -                  -                    -                 -
         2.445                           -                -                  -                    -                 -
         2.450                           -                -                  -                    -                 -
         2.460                           -                -                  -                    -                 -
         2.470                           -                -                  -                    -                 -
         2.495                           -                -                  -                    -                 -
         2.500                           -                -                  -                    -                 -
         2.510                           -                -                  -                    -                 -
         2.545                           -                -                  -                    -                 -
         2.560                           -                -                  -                    -                 -
         2.570                           -                -                  -                    -                 -
         2.595                           -                -                  -                    -                 -
         2.620                           -                -                  -                    -                 -
         2.645                           -                -                  -                    -                 -
         2.650                           -                -                  -                    -                 -
         2.670                           -                -                  -                    -                 -
         2.695                           -                -                  -                    -                 -
         2.700                           -                -                  -                    -                 -
         2.720                           -                -                  -                    -                 -
         2.745                           -                -                  -                    -                 -
         2.750                           -                -                  -                    -                 -
         2.760                           -                -                  -                    -                 -
         2.800                           -                -                  -                    -                 -
         2.810                           -                -                  -                    -                 -
         2.820                           -                -                  -                    -                 -
         2.850                           -                -                  -                    -                 -
         2.870                           -                -                  -                    -                 -
         2.920                           -                -                  -                    -                 -
         2.945                           -                -                  -                    -                 -


                           JNL/S&P             JNL/S&P
                           Managed             Managed
                          Aggressive         Conservative
                       Growth Portfolio       Portfolio
                      -------------------  -----------------
       M&E CLASS

         2.195                         -                  -
         2.200                         -                  -
         2.210                         -                  -
         2.220                   170,365                  -
         2.245                         -                  -
         2.250                         -                  -
         2.270                 5,007,227                  -
         2.295                    14,575                  -
         2.300                   410,748                  -
         2.310                   104,480                  -
         2.320                   726,429                  -
         2.345                         -                  -
         2.350                         -                  -
         2.360                 1,001,334                  -
         2.370                 2,980,630                  -
         2.395                    61,872                  -
         2.400                         -                  -
         2.410                         -                  -
         2.420                   509,100              6,217
         2.445                     5,361                  -
         2.450                    14,542                  -
         2.460                         -                  -
         2.470                    15,959                  -
         2.495                         -                  -
         2.500                         -                  -
         2.510                         -                  -
         2.545                         -                  -
         2.560                   326,563                  -
         2.570                    85,895                  -
         2.595                         -                  -
         2.620                         -                  -
         2.645                   101,203                  -
         2.650                   193,554                  -
         2.670                    29,094                  -
         2.695                         -                  -
         2.700                         -                  -
         2.720                         -                  -
         2.745                        66                  -
         2.750                         -                  -
         2.760                         -                  -
         2.800                    46,125                  -
         2.810                         -             54,817
         2.820                     6,546                  -
         2.850                         -                  -
         2.870                         -                  -
         2.920                         -             41,754
         2.945                    12,493                  -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:


                                JNL/PPM           JNL/Putnam        JNL/Putnam         JNL/Putnam         JNL/Putnam
                          America High Yield         Equity        International      Midcap Growth      Value Equity
                            Bond Portfolio         Portfolio     Equity Portfolio       Portfolio          Portfolio
                          --------------------  ---------------- ------------------ ------------------  ----------------
       M&E CLASS

         2.950                              -                 -                  -                  -                 -
         2.995                              -                 -                  -                  -                 -
         3.050                              -                 -                  -                  -                 -
         3.060                              -                 -                  -                  -                 -
         3.095                              -                 -                  -                  -                 -
         3.100                              -                 -                  -                  -                 -
         3.120                              -                 -                  -                  -                 -
         3.145                              -                 -                  -                  -                 -
         3.150                              -                 -                  -                  -                 -
         3.170                              -                 -                  -                  -                 -
         3.195                              -                 -                  -                  -                 -
         3.200                              -                 -                  -                  -                 -
         3.220                              -                 -                  -                  -                 -
         3.245                              -                 -                  -                  -                 -
         3.250                              -                 -                  -                  -                 -
         3.270                              -                 -                  -                  -                 -
         3.300                              -                 -                  -                  -                 -
         3.370                              -                 -                  -                  -                 -
         3.400                              -                 -                  -                  -                 -
         3.420                              -                 -                  -                  -                 -
         3.445                              -                 -                  -                  -                 -
         3.470                              -                 -                  -                  -                 -
         3.520                              -                 -                  -                  -                 -
         3.595                              -                 -                  -                  -                 -
         3.600                              -                 -                  -                  -                 -
         3.620                              -                 -                  -                  -                 -
         3.645                              -                 -                  -                  -                 -
         3.670                              -                 -                  -                  -                 -
         3.720                              -                 -                  -                  -                 -
         3.820                              -                 -                  -                  -                 -
         4.000                              -                 -                  -                  -                 -

      PERSPECTIVE
  Standard Benefit                          -         2,697,588          1,965,110            578,724         4,581,314
  Contract Enhancement
        Benefit                             -           270,604            530,665            513,349         1,310,149
                          --------------------  ---------------- ------------------ ------------------  ----------------

          Total                           $ -       $ 3,153,931        $ 3,078,290        $ 1,793,436       $ 7,085,908
                          ====================  ================ ================== ==================  ================



                                                                                    JNL/S&P Equity
                            JNL/S&P Core      JNL/S&P Core       JNL/S&P Core         Aggressive       JNL/S&P Equity
                              Index 50          Index 75          Index 100             Growth             Growth
                             Portfolio          Portfolio         Portfolio          Portfolio I        Portfolio I
                         ------------------- ----------------  -----------------  ------------------- -----------------
       M&E CLASS

         2.950                            -                -                  -                    -                 -
         2.995                            -                -                  -                    -                 -
         3.050                            -                -                  -                    -                 -
         3.060                            -                -                  -                    -                 -
         3.095                            -                -                  -                    -                 -
         3.100                            -                -                  -                    -                 -
         3.120                            -                -                  -                    -                 -
         3.145                            -                -                  -                    -                 -
         3.150                            -                -                  -                    -                 -
         3.170                            -                -                  -                    -                 -
         3.195                            -                -                  -                    -                 -
         3.200                            -                -                  -                    -                 -
         3.220                            -                -                  -                    -                 -
         3.245                            -                -                  -                    -                 -
         3.250                            -                -                  -                    -                 -
         3.270                            -                -                  -                    -                 -
         3.300                            -                -                  -                    -                 -
         3.370                            -                -                  -                    -                 -
         3.400                            -                -                  -                    -                 -
         3.420                            -                -                  -                    -                 -
         3.445                            -                -                  -                    -                 -
         3.470                            -                -                  -                    -                 -
         3.520                            -                -                  -                    -                 -
         3.595                            -                -                  -                    -                 -
         3.600                            -                -                  -                    -                 -
         3.620                            -                -                  -                    -                 -
         3.645                            -                -                  -                    -                 -
         3.670                            -                -                  -                    -                 -
         3.720                            -                -                  -                    -                 -
         3.820                            -                -                  -                    -                 -
         4.000                            -                -                  -                    -                 -

      PERSPECTIVE
  Standard Benefit                        -                -                  -                    -                 -
  Contract Enhancement
        Benefit                           -                -                  -                    -                 -
                         ------------------- ----------------  -----------------  ------------------- -----------------

          Total                         $ -              $ -                $ -                  $ -               $ -
                         =================== ================  =================  =================== =================



                             JNL/S&P             JNL/S&P
                             Managed             Managed
                            Aggressive         Conservative
                         Growth Portfolio       Portfolio
                        -------------------  -----------------
       M&E CLASS

         2.950                           -                  -
         2.995                           -                  -
         3.050                           -                  -
         3.060                           -                  -
         3.095                       2,143                  -
         3.100                           -                  -
         3.120                           -                  -
         3.145                           -                  -
         3.150                           -                  -
         3.170                           -                  -
         3.195                           -                  -
         3.200                           -                  -
         3.220                           -                  -
         3.245                           -                  -
         3.250                           -                  -
         3.270                           -                  -
         3.300                           -                  -
         3.370                           -                  -
         3.400                           -                  -
         3.420                           -                  -
         3.445                           -                  -
         3.470                           -                  -
         3.520                           -                  -
         3.595                           -                  -
         3.600                           -                  -
         3.620                           -                  -
         3.645                           -                  -
         3.670                           -                  -
         3.720                           -                  -
         3.820                           -                  -
         4.000                           -                  -

      PERSPECTIVE
  Standard Benefit              10,149,713                  -
  Contract Enhancement
        Benefit                  9,547,453             62,127
                        -------------------  -----------------

          Total               $ 62,567,879        $ 1,200,358
                        ===================  =================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:



                                                    JNL/S&P             JNL/S&P             JNL/S&P          JNL/Salomon
                                 JNL/S&P            Managed             Managed         Very Aggressive     Brothers High
                                 Managed           Moderate            Moderate              Growth           Yield Bond
                            Growth Portfolio       Portfolio       Growth Portfolio       Portfolio I         Portfolio
                            ------------------ ------------------  ------------------  ------------------- -----------------
        M&E CLASS

          1.100                           $ -                $ -                 $ -                  $ -          $ 32,361
          1.250                     1,511,371                  -           1,088,854                    -           165,334
          1.350                     2,209,786            227,897             442,681                    -           162,496
          1.400                     5,164,140                  -           2,210,694                    -           685,617
          1.500                       910,700                  -           1,353,049                    -           102,024
          1.550                       135,056                  -             295,020                    -            21,071
          1.560                             -                  -                   -                    -                 -
          1.575                             -                  -                   -                    -                 -
          1.600                     3,365,129             62,399           2,772,213                    -           144,421
          1.645                        97,505                  -              58,462                    -             4,031
          1.650                       168,226                  -             223,698                    -           732,634
          1.670                     1,138,603                  -           1,374,086                    -           187,646
          1.700                     1,589,804            245,511             676,312                    -           304,183
          1.720                             -                  -                   -                    -                 -
          1.725                             -                  -                   -                    -                 -
          1.745                       618,293                  -             126,842                    -            83,171
          1.750                     3,066,025            581,233             674,276                    -           287,476
          1.770                       751,635             22,482             105,496                    -         1,099,646
          1.795                     1,397,632                  -             662,699                    -           671,376
          1.800                       520,979                721             293,086                    -            77,981
          1.820                        38,890                  -           1,177,618                    -           101,072
          1.825                             -                  -                   -                    -                 -
          1.845                             -                  -                   -                    -                 -
          1.850                       640,415                  -             480,263                    -            87,660
          1.870                             -                  -                   -                    -                 -
          1.895                       239,393                  -             108,773                    -               321
          1.900                       333,779                  -              90,852                    -                 -
          1.910                         6,542                  -                   -                    -            24,012
          1.920                     1,381,117                  -             603,184                    -           381,432
          1.945                        10,284                  -                   -                    -           155,252
          1.950                     1,279,875                  -             297,830                    -            34,631
          1.960                     2,195,012              7,387           2,029,887                    -         1,188,281
          1.970                        72,005                  -              61,782                    -            93,959
          1.995                       704,061                  -             433,455                    -             4,628
          2.000                     1,329,826             25,205             353,773                    -            96,670
          2.010                             -                  -                   -                    -                 -
          2.020                     2,749,698             13,791           1,146,524                    -           154,627
          2.045                             -                  -               1,506                    -            70,665
          2.050                       143,522                  -             171,725                    -            51,812
          2.070                         3,272                  -             107,642                    -             5,036
          2.095                       209,943             92,198             726,354                    -            97,977
          2.100                             -                  -             111,857                    -                 -
          2.120                       920,532                  -             100,456                    -            80,898
          2.145                       539,399                  -             392,697                    -           209,354
          2.150                       121,738                  -              22,116                    -           111,453
          2.160                             -                  -                   -                    -             9,236
          2.170                       122,425                  -              89,827                    -                 -


                                                 JNL/Salomon
                                                  Brothers
                            JNL/Salomon        U.S. Government       JNL/Select       JNL/Select        JNL/Select
                        Brothers Strategic        & Quality           Balanced      Global Growth        Large Cap
                          Bond Portfolio       Bond Portfolio        Portfolio        Portfolio       Growth Portfolio
                        -------------------- --------------------  --------------- -----------------  ----------------
        M&E CLASS

          1.100                   $ 107,386                  $ -              $ -               $ -               $ -
          1.250                      79,443               74,441          110,182                 -            28,392
          1.350                      62,803               76,161           88,964             4,637            79,785
          1.400                     124,823              309,306          223,953                 -             7,476
          1.500                      53,624               63,991           44,181                 -                 -
          1.550                      23,290               33,166           45,124                 -             6,283
          1.560                           -                    -                -                 -                 -
          1.575                           -                    -                -                 -                 -
          1.600                     106,814               17,125          133,046            13,868            45,526
          1.645                       2,792                3,038           17,915                 -                 -
          1.650                      35,799                7,838           47,217                 -                 -
          1.670                      90,662               36,014          221,169                 -            29,877
          1.700                     264,859              268,649          113,072                 -            22,288
          1.720                           -                    -                -                 -                 -
          1.725                           -                    -                -                 -                 -
          1.745                           -               43,070            1,344                 -                 -
          1.750                      95,171              111,482          153,792                 -                 -
          1.770                       4,848               17,163          308,984            13,786            17,777
          1.795                     166,036               96,056          223,658                 -            10,031
          1.800                      23,219               34,710           69,635                 -           486,106
          1.820                           -              199,916           15,719                 -                 -
          1.825                           -                    -                -                 -                 -
          1.845                           -                    -                -                 -                 -
          1.850                     176,987              145,920          350,167                 -                 -
          1.870                           -                    -                -                 -                 -
          1.895                         385                  125              263                 -                 -
          1.900                      23,542                7,543          104,839                 -                 -
          1.910                      53,896               21,190            6,624                 -                 -
          1.920                     211,536               61,566          130,370                 -            15,720
          1.945                      31,634               13,424           12,951                 -                 -
          1.950                      33,873                7,847           35,549             3,825            35,106
          1.960                     320,748               41,000          356,436                 -            17,166
          1.970                      20,050               28,087           81,998                 -            13,394
          1.995                           -                    -           10,708                 -                 -
          2.000                      69,308               56,040           21,301                 -            13,092
          2.010                           -                    -                -                 -                 -
          2.020                     311,950               45,608          187,455                 -            14,654
          2.045                           -               10,814          271,108                 -                 -
          2.050                       7,821                5,416           17,218                 -                 -
          2.070                      43,245               20,537            2,541                 -             3,675
          2.095                      25,259               70,619           18,300                 -             3,138
          2.100                           -                    -                -                 -                 -
          2.120                       2,646                5,957           52,636                 -            11,405
          2.145                     155,372                    -          369,155                 -                 -
          2.150                      46,482              154,412           38,150                 -            14,150
          2.160                       8,677                5,159                -                 -                 -
          2.170                           -                    -                -                 -                 -



                          JNL/Select           JNL/
                             Money         Select Value
                       Market Portfolio     Portfolio
                      ------------------- ---------------
        M&E CLASS

          1.100                      $ -        $ 55,049
          1.250                   26,167         112,394
          1.350                  285,507          32,609
          1.400                  117,445          36,466
          1.500                    1,269          30,739
          1.550                        -          21,009
          1.560                        -               -
          1.575                        -               -
          1.600                  497,536          97,099
          1.645                   24,805          15,217
          1.650                    5,312           7,804
          1.670                   21,797          40,699
          1.700                        -           3,736
          1.720                        -               -
          1.725                        -               -
          1.745                        -               -
          1.750                  264,351          80,790
          1.770                   41,725          50,318
          1.795                   98,397         203,237
          1.800                  158,745          46,167
          1.820                        -             503
          1.825                        -               -
          1.845                        -               -
          1.850                   31,281          90,255
          1.870                        -               -
          1.895                        -             101
          1.900                        -          49,111
          1.910                        -           9,346
          1.920                   20,544          63,996
          1.945                        -           3,995
          1.950                  198,725          58,903
          1.960                  179,851         582,340
          1.970                        -          59,278
          1.995                        -               -
          2.000                   14,000          11,998
          2.010                        -               -
          2.020                  150,713         114,296
          2.045                   21,954               -
          2.050                        -          10,388
          2.070                        -           6,832
          2.095                   16,969          14,024
          2.100                  104,668               -
          2.120                        -          58,432
          2.145                        -               -
          2.150                        -          91,644
          2.160                  103,881               -
          2.170                  156,487               -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:



                                                    JNL/S&P             JNL/S&P             JNL/S&P          JNL/Salomon
                                 JNL/S&P            Managed             Managed         Very Aggressive     Brothers High
                                 Managed           Moderate            Moderate              Growth           Yield Bond
                            Growth Portfolio       Portfolio       Growth Portfolio       Portfolio I         Portfolio
                            ------------------ ------------------  ------------------  ------------------- -----------------
        M&E CLASS

          2.195                        45,797                  -              26,340                    -             2,140
          2.200                        52,058                  -                   -                    -                 -
          2.210                         8,380                  -                   -                    -                 -
          2.220                       728,385                  -               3,414                    -             2,362
          2.245                             -                  -              40,727                    -            11,874
          2.250                       146,473            361,131             140,149                    -             9,464
          2.270                       535,740                  -             393,169                    -             2,986
          2.295                       100,530                  -             311,263                    -            57,953
          2.300                     1,753,609              2,058           1,408,404                    -           230,955
          2.310                       151,048              2,840               1,906                    -             5,244
          2.320                       322,782                  -             245,959                    -            48,684
          2.345                         7,595                  -             155,062                    -           305,856
          2.350                             -                  -                   -                    -            41,958
          2.360                             -                  -                   -                    -                 -
          2.370                     1,055,210                  -           1,263,829                    -           117,333
          2.395                       148,574                  -               3,639                    -                 -
          2.400                         3,875                  -                   -                    -            50,219
          2.410                             -                  -                   -                    -                 -
          2.420                        13,098             78,248              60,421                    -               250
          2.445                         8,094                  -              74,313                    -                 -
          2.450                       157,065                  -             207,312                    -           129,153
          2.460                             -                  -                   -                    -                 -
          2.470                        89,309                  -             258,925                    -            32,237
          2.495                         9,835                  -                   -                    -                 -
          2.500                             -                  -                   -                    -                 -
          2.510                             -                  -                   -                    -                 -
          2.545                         2,878                  -              37,675                    -                 -
          2.560                       107,140                  -                   -                    -                 -
          2.570                       380,354                  -             188,887                    -             1,079
          2.595                        39,125                  -              25,314                    -                 -
          2.620                             -                  -                   -                    -                 -
          2.645                        93,245                  -                   -                    -            85,349
          2.650                       266,636             20,609             242,379                    -            34,916
          2.670                         5,761                  -              78,443                    -                 -
          2.695                             -                  -                   -                    -                 -
          2.700                             -                  -                   -                    -                 -
          2.720                        82,527                  -              12,711                    -                 -
          2.745                         7,659                  -                   -                    -                 -
          2.750                             -                  -                   -                    -                 -
          2.760                             -                  -                   -                    -                 -
          2.800                         9,280                  -              39,511                    -            24,785
          2.810                             -             54,868                   -                    -                 -
          2.820                        94,108                  -              73,598                    -                 -
          2.850                             -                  -                   -                    -                 -
          2.870                             -                  -                   -                    -                 -
          2.920                             -             10,438                   -                    -                 -
          2.945                             -                  -                   -                    -                 -



                                                   JNL/Salomon
                                                    Brothers
                              JNL/Salomon        U.S. Government       JNL/Select       JNL/Select        JNL/Select
                          Brothers Strategic        & Quality           Balanced      Global Growth        Large Cap
                            Bond Portfolio       Bond Portfolio        Portfolio        Portfolio       Growth Portfolio
                          -------------------- --------------------  --------------- -----------------  ----------------
        M&E CLASS

          2.195                         2,119               26,246           38,411                 -                 -
          2.200                             -                    -                -                 -             3,053
          2.210                             -                    -                -                 -                 -
          2.220                             -                    -           56,840                 -                 -
          2.245                         5,333                    -            1,115                 -                 -
          2.250                             -                    -           14,105             7,214            14,137
          2.270                        68,994                    -           81,712                 -                 -
          2.295                        98,894               40,646          155,774                 -             6,125
          2.300                        67,209              331,982           46,328                 -            22,361
          2.310                         5,258                    -                -                 -                 -
          2.320                        28,900               71,189          181,436                 -             4,566
          2.345                         1,702               25,429           41,267                 -                 -
          2.350                             -                    -                -                 -                 -
          2.360                             -                    -                -                 -                 -
          2.370                        51,376              113,749          242,901                 -            44,904
          2.395                             -                    -            4,697                 -                 -
          2.400                             -                    -                -            34,575            57,475
          2.410                             -                    -                -                 -                 -
          2.420                        42,962                  251                -                 -            81,360
          2.445                         6,336               10,650                -                 -                 -
          2.450                        25,981               14,558           34,092            17,776            35,497
          2.460                             -                    -                -                 -                 -
          2.470                         4,432               10,387                -                 -             4,495
          2.495                             -                    -                -                 -                 -
          2.500                             -                    -                -                 -                 -
          2.510                             -                    -                -                 -                 -
          2.545                             -                    -                -                 -                 -
          2.560                             -               16,841                -                 -                 -
          2.570                             -                1,042                -                 -                 -
          2.595                             -                    -           16,109                 -                 -
          2.620                             -                    -                -                 -                 -
          2.645                        47,486                    -                -                 -                 -
          2.650                             -               36,023                -                 -                 -
          2.670                             -                    -                -                 -                 -
          2.695                             -                    -                -                 -                 -
          2.700                             -                    -                -                 -                 -
          2.720                             -                    -           28,587                 -            15,564
          2.745                             -                    -                -                 -                 -
          2.750                             -                    -                -                 -                 -
          2.760                             -                    -                -                 -                 -
          2.800                        21,171                    -           44,131                 -                 -
          2.810                             -                    -                -                 -                 -
          2.820                             -                    -                -                 -                 -
          2.850                             -                    -                -                 -                 -
          2.870                             -                    -                -                 -                 -
          2.920                             -                    -                -                 -             2,837
          2.945                             -                    -                -                 -                 -



                           JNL/Select           JNL/
                              Money         Select Value
                        Market Portfolio     Portfolio
                       ------------------- ---------------
        M&E CLASS

          2.195                         -           9,819
          2.200                         -           2,002
          2.210                         -               -
          2.220                         -          10,103
          2.245                         -           1,163
          2.250                   191,081          17,330
          2.270                         -          61,356
          2.295                         -           2,168
          2.300                    32,216         109,119
          2.310                         -               -
          2.320                     2,623          80,728
          2.345                         -           3,541
          2.350                         -               -
          2.360                         -               -
          2.370                   103,741         194,290
          2.395                         -               -
          2.400                         -          34,133
          2.410                         -               -
          2.420                       417          13,886
          2.445                         -               -
          2.450                         -          17,757
          2.460                         -               -
          2.470                         -          16,991
          2.495                         -               -
          2.500                         -               -
          2.510                         -               -
          2.545                         -          17,331
          2.560                         -               -
          2.570                         -           1,157
          2.595                         -               -
          2.620                         -               -
          2.645                         -               -
          2.650                    63,057          48,439
          2.670                         -               -
          2.695                         -               -
          2.700                         -               -
          2.720                         -          39,685
          2.745                         -               -
          2.750                         -               -
          2.760                         -               -
          2.800                         -               -
          2.810                         -               -
          2.820                         -               -
          2.850                         -               -
          2.870                         -               -
          2.920                         -           1,895
          2.945                         -               -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:


                                                    JNL/S&P             JNL/S&P             JNL/S&P          JNL/Salomon
                                 JNL/S&P            Managed             Managed         Very Aggressive     Brothers High
                                 Managed           Moderate            Moderate              Growth           Yield Bond
                            Growth Portfolio       Portfolio       Growth Portfolio       Portfolio I         Portfolio
                            ------------------ ------------------  ------------------  ------------------- -----------------
        M&E CLASS

          2.950                             -                  -              63,774                    -                 -
          2.995                         8,978                  -                   -                    -                 -
          3.050                             -                  -                   -                    -                 -
          3.060                        13,481                  -              13,458                    -                 -
          3.095                             -                  -                   -                    -                 -
          3.100                             -                  -                   -                    -                 -
          3.120                             -                  -                   -                    -                 -
          3.145                             -                  -                   -                    -                 -
          3.150                             -                  -                   -                    -                 -
          3.170                             -                  -                   -                    -                 -
          3.195                        25,609                  -                   -                    -                 -
          3.200                             -                  -                   -                    -                 -
          3.220                             -                  -                   -                    -                 -
          3.245                             -                  -                   -                    -                 -
          3.250                             -                  -                   -                    -                 -
          3.270                             -                  -                   -                    -                 -
          3.300                             -                  -                   -                    -                 -
          3.370                             -                  -                   -                    -                 -
          3.400                             -                  -                   -                    -                 -
          3.420                             -                  -                   -                    -                 -
          3.445                             -                  -                   -                    -                 -
          3.470                             -                  -                   -                    -                 -
          3.520                             -                  -                   -                    -                 -
          3.595                             -                  -                   -                    -                 -
          3.600                             -                  -                   -                    -                 -
          3.620                             -                  -                   -                    -                 -
          3.645                             -                  -                   -                    -                 -
          3.670                             -                  -                   -                    -                 -
          3.720                             -                  -                   -                    -                 -
          3.820                             -                  -                   -                    -                 -
          4.000                             -                  -                   -                    -                 -

       PERSPECTIVE
  Standard Benefit                  9,558,202            127,124           8,226,113                    -         2,311,349
  Contract Enhancement
         Benefit                    8,727,727                  -           3,382,041                    -         2,007,202
                            ------------------ ------------------  ------------------  ------------------- -----------------

          Total                  $ 60,446,779        $ 1,936,140        $ 37,844,325                  $ -      $ 13,233,792
                            ================== ==================  ==================  =================== =================



                                                   JNL/Salomon
                                                    Brothers
                              JNL/Salomon        U.S. Government       JNL/Select       JNL/Select        JNL/Select
                          Brothers Strategic        & Quality           Balanced      Global Growth        Large Cap
                            Bond Portfolio       Bond Portfolio        Portfolio        Portfolio       Growth Portfolio
                          -------------------- --------------------  --------------- -----------------  ----------------
        M&E CLASS

          2.950                             -                    -                -                 -                 -
          2.995                             -                    -                -                 -                 -
          3.050                             -                    -                -                 -                 -
          3.060                             -                    -                -                 -                 -
          3.095                             -                    -                -                 -                 -
          3.100                             -                    -                -                 -                 -
          3.120                             -                    -                -                 -                 -
          3.145                             -                    -                -                 -                 -
          3.150                             -                    -                -                 -                 -
          3.170                             -                    -                -                 -                 -
          3.195                             -                    -                -                 -                 -
          3.200                             -                    -                -                 -                 -
          3.220                             -                    -                -                 -                 -
          3.245                             -                    -                -                 -                 -
          3.250                             -                    -                -                 -                 -
          3.270                             -                    -                -                 -                 -
          3.300                             -                    -                -                 -                 -
          3.370                             -                    -                -                 -                 -
          3.400                             -                    -                -                 -                 -
          3.420                             -                    -                -                 -                 -
          3.445                             -                    -                -                 -                 -
          3.470                             -                    -                -                 -                 -
          3.520                             -                    -                -                 -                 -
          3.595                             -                    -                -                 -                 -
          3.600                             -                    -                -                 -                 -
          3.620                             -                    -                -                 -                 -
          3.645                             -                    -                -                 -                 -
          3.670                             -                    -                -                 -                 -
          3.720                             -                    -                -                 -                 -
          3.820                             -                    -                -                 -                 -
          4.000                             -                    -                -                 -                 -

       PERSPECTIVE
  Standard Benefit                  1,699,468            3,162,986        4,485,445         3,527,823         5,611,657
  Contract Enhancement
         Benefit                    1,065,199            1,886,941        1,563,903            30,554           351,984
                          -------------------- --------------------  --------------- -----------------  ----------------

          Total                   $ 6,027,800          $ 7,842,310     $ 10,922,577       $ 3,654,058       $ 7,131,056
                          ==================== ====================  =============== =================  ================



                             JNL/Select           JNL/
                                Money         Select Value
                          Market Portfolio     Portfolio
                         ------------------- ---------------
        M&E CLASS

          2.950                           -               -
          2.995                           -               -
          3.050                           -               -
          3.060                           -               -
          3.095                           -               -
          3.100                           -               -
          3.120                           -               -
          3.145                           -               -
          3.150                           -               -
          3.170                           -               -
          3.195                           -               -
          3.200                           -               -
          3.220                           -               -
          3.245                           -               -
          3.250                           -               -
          3.270                           -               -
          3.300                           -               -
          3.370                           -               -
          3.400                           -               -
          3.420                           -               -
          3.445                           -               -
          3.470                           -               -
          3.520                           -               -
          3.595                           -               -
          3.600                           -               -
          3.620                           -               -
          3.645                           -               -
          3.670                           -               -
          3.720                           -               -
          3.820                           -               -
          4.000                           -               -

       PERSPECTIVE
  Standard Benefit                1,628,610         490,137
  Contract Enhancement
         Benefit                    653,796         214,234
                         ------------------- ---------------

          Total                 $ 5,217,670     $ 3,446,039
                         =================== ===============


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:


                               JNL/T. Rowe          JNL/T. Rowe        JNL/T. Rowe
                            Price Established      Price Mid-Cap       Price Value
                             Growth Portfolio    Growth Portfolio       Portfolio
                           --------------------- ------------------ -------------------
       M&E CLASS

         1.100                        $ 129,126           $ 55,979           $ 111,244
         1.250                          180,657            393,273             325,198
         1.350                        2,381,113          2,375,744           2,469,222
         1.400                          168,407            287,226             388,175
         1.500                           99,358            173,984             138,931
         1.550                           20,869             31,759             111,272
         1.560                                -                  -                   -
         1.575                                -                  -                   -
         1.600                          297,428            312,532             365,322
         1.645                            4,511              6,299               5,964
         1.650                           26,391             35,874             148,679
         1.670                          108,667            615,129             202,062
         1.700                           60,053             42,508             173,310
         1.720                                -                  -                   -
         1.725                                -                  -                   -
         1.745                           11,359             39,547              11,128
         1.750                           33,355            160,230             178,751
         1.770                           60,220             74,519             236,431
         1.795                          268,740            178,381             236,034
         1.800                           16,957            587,954             612,854
         1.820                                -             11,898               5,075
         1.825                                -                  -                   -
         1.845                                -                  -                   -
         1.850                          223,501            139,111             277,832
         1.870                                -                  -                   -
         1.895                              261                  -                 238
         1.900                           65,641              3,867              19,156
         1.910                           10,641             11,335              10,759
         1.920                          124,929            577,414             148,111
         1.945                           26,014             22,955              16,127
         1.950                           51,868             69,706             111,954
         1.960                          368,004            478,040             693,269
         1.970                           54,628             22,646              37,252
         1.995                                -              7,727              21,897
         2.000                           25,123             28,991             182,259
         2.010                                -                  -                   -
         2.020                          111,231            102,918             314,448
         2.045                           49,461                557              49,731
         2.050                           19,982             34,080              79,379
         2.070                           12,442                  -               8,898
         2.095                           34,937             46,754              68,029
         2.100                                -                  -                   -
         2.120                                -             64,272              38,225
         2.145                           54,457                  -              36,165
         2.150                           14,476            104,806              15,132
         2.160                                -              5,243                   -
         2.170                                -                  -                   -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:



                               JNL/T. Rowe          JNL/T. Rowe        JNL/T. Rowe
                            Price Established      Price Mid-Cap       Price Value
                             Growth Portfolio    Growth Portfolio       Portfolio
                           --------------------- ------------------ -------------------
       M&E CLASS

         2.195                            3,486              1,399              11,721
         2.200                                -             12,604                   -
         2.210                                -                  -                   -
         2.220                           28,840             70,160              52,957
         2.245                                -              1,193               3,532
         2.250                          262,118            220,132             242,574
         2.270                           93,779            152,912             257,868
         2.295                           48,959             40,788              95,448
         2.300                           87,009             75,116             233,911
         2.310                                -                  -              11,792
         2.320                           43,644             39,093                  84
         2.345                              918                  -              30,490
         2.350                                -                  -                   -
         2.360                                -                  -                   -
         2.370                           77,387             41,741             221,645
         2.395                            9,419             12,879              31,495
         2.400                           33,891             34,927              34,355
         2.410                                -                  -                   -
         2.420                           68,865              5,795                 838
         2.445                                -              6,711                   -
         2.450                           63,499            128,352              78,537
         2.460                                -                  -                   -
         2.470                           21,329             69,336              12,168
         2.495                            9,691                  -              13,865
         2.500                                -                  -                   -
         2.510                                -                  -                   -
         2.545                                -             29,420                   -
         2.560                                -                  -              24,283
         2.570                                -                  -               6,716
         2.595                                -                  -                   -
         2.620                                -                  -               6,486
         2.645                            6,069             19,151                   -
         2.650                                -             37,208              12,041
         2.670                            5,792             44,432                   -
         2.695                                -                  -                   -
         2.700                                -                  -                   -
         2.720                           28,442             10,428               8,776
         2.745                                -                  -                   -
         2.750                                -                  -                   -
         2.760                                -                  -                   -
         2.800                            5,103              2,215              27,736
         2.810                                -                  -                   -
         2.820                                -                  -                   -
         2.850                                -                  -                   -
         2.870                                -                  -                   -
         2.920                                -              1,894                   -
         2.945                           12,453             12,720                   -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2004:



                               JNL/T. Rowe          JNL/T. Rowe        JNL/T. Rowe
                            Price Established      Price Mid-Cap       Price Value
                             Growth Portfolio    Growth Portfolio       Portfolio
                           --------------------- ------------------ -------------------
       M&E CLASS

         2.950                                -                  -                   -
         2.995                            3,601              1,803               3,641
         3.050                                -                  -                   -
         3.060                                -                  -                   -
         3.095                                -                  -                   -
         3.100                                -                  -                   -
         3.120                                -                  -                   -
         3.145                                -                  -                   -
         3.150                                -                  -                   -
         3.170                                -                  -                   -
         3.195                                -                  -                   -
         3.200                                -                  -                   -
         3.220                                -                  -                   -
         3.245                                -                  -                   -
         3.250                                -                  -                   -
         3.270                                -                  -                   -
         3.300                                -                  -                   -
         3.370                                -                  -                   -
         3.400                                -                  -                   -
         3.420                                -                  -                   -
         3.445                                -                  -                   -
         3.470                                -                  -                   -
         3.520                                -                  -                   -
         3.595                                -                  -                   -
         3.600                                -                  -                   -
         3.620                                -                  -                   -
         3.645                                -                  -                   -
         3.670                                -                  -                   -
         3.720                                -                  -                   -
         3.820                                -                  -                   -
         4.000                                -                  -                   -

      PERSPECTIVE
  Standard Benefit                    3,863,115          6,471,889           2,574,208
  Contract Enhancement
        Benefit                       1,174,999          1,387,739           2,053,637
                           --------------------- ------------------ -------------------

          Total                    $ 11,067,215       $ 16,035,295        $ 13,899,317
                           ===================== ================== ===================


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                                 JNL/AIM               JNL/AIM                JNL/AIM             JNL/Alger
                                                 Large Cap        Premier Equity II          Small Cap              Growth
                                           Growth Portfolio (c)    Portfolio (c)(e)     Growth Portfolio (c)      Portfolio
                                           --------------------- ---------------------  --------------------  -------------------
                                           --------------------- ---------------------  --------------------  -------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                      $ 10.298874            $ 8.931023           $ 11.124630          $ 14.222373
   Total Return *                                      8.22%***             -3.60%***              7.51%***             3.04%***
   Ratio of Expenses **                                   4.00%                 2.72%                 3.60%                3.62%

Period ended December 31, 2003

    Unit Value                                      $ 10.036249            $ 9.223257           $ 10.982239          $ 15.206695
   Total Return *                                      6.81%***                19.69%              3.72%***            16.18%***
   Ratio of Expenses **                                   2.65%                 2.45%                 2.80%                2.65%

Period ended December 31, 2002

   Unit Value                                        $ 7.987771            $ 7.705924            $ 8.213547          $ 11.880599
   Total Return *                                     -4.46%***             -0.70%***             10.27%***            -0.94%***
   Ratio of Expenses **                                   1.96%                 2.45%                 2.30%                2.30%

Period ended December 31, 2001

   Unit Value                                       $ 10.269081           $ 10.175932           $ 11.055922           $ 8.757375
   Total Return *                                      2.69%***              1.76%***             10.56%***           -12.43%***
   Ratio of Expenses **                                   1.40%                1.825%                 1.40%               1.825%

Period ended December 31, 2000

   Unit Value                                               n/a                   n/a                   n/a          $ 12.096268
   Total Return *                                           n/a                   n/a                   n/a              -14.64%
   Ratio of Expenses **                                     n/a                   n/a                   n/a                1.40%




                                              JNL/Alliance           JNL/Eagle            JNL/Eagle             JNL/FMR
                                                Capital             Core Equity           SmallCap              Balanced
                                          Growth Portfolio (a)       Portfolio        Equity Portfolio       Portfolio (b)
                                         ----------------------- ---------------------------------------- ---------------------
                                         ----------------------- ---------------------------------------- ---------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                       $ 9.242426        $ 14.506247           $ 17.253799            $ 9.028769
   Total Return *                                         3.74%           5.17%***             14.73%***              9.97%***
   Ratio of Expenses **                                   2.45%             3.445%                 2.92%                 4.00%

Period ended December 31, 2003

    Unit Value                                       $ 8.909601        $ 14.802644           $ 15.086008            $ 8.975033
   Total Return *                                      7.73%***          11.71%***              3.11%***              5.16%***
   Ratio of Expenses **                                   2.45%              2.80%                 2.80%                 2.80%

Period ended December 31, 2002

   Unit Value                                        $ 7.398434        $ 12.614051           $ 11.438641            $ 8.191460
   Total Return *                                      2.57%***          -1.78%***              3.25%***              0.22%***
   Ratio of Expenses **                                   2.30%              2.30%                 2.30%                 2.45%

Period ended December 31, 2001

   Unit Value                                        $ 8.733208         $ 9.243211            $ 9.682239            $ 9.648733
   Total Return *                                    -12.67%***          -7.57%***             -3.18%***             -3.51%***
   Ratio of Expenses **                                  1.825%             1.825%                1.825%                1.825%

Period ended December 31, 2000

   Unit Value                                        $ 7.831161        $ 11.674317           $ 10.509551           $ 10.097165
   Total Return *                                    -21.69%***             -1.11%               -14.44%              0.97%***
   Ratio of Expenses **                                   1.40%              1.40%                 1.40%                 1.40%




                                             JNL/FMR           JNL/JPMorgan
                                         Capital Growth        International
                                            Portfolio        Value Portfolio (d)
                                       --------------------  ------------------
                                       --------------------  ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                 $ 18.145865          $ 8.960817
   Total Return *                                13.23%***           16.96%***
   Ratio of Expenses **                              2.92%               3.67%

Period ended December 31, 2003

    Unit Value                                 $ 17.003987          $ 7.981838
   Total Return *                                   32.83%           22.37%***
   Ratio of Expenses **                             2.095%               2.80%

Period ended December 31, 2002

   Unit Value                                  $ 12.800844          $ 6.031073
   Total Return *                                -2.51%***           -1.41%***
   Ratio of Expenses **                             2.095%              2.300%

Period ended December 31, 2001

   Unit Value                                   $ 7.343670                 n/a
   Total Return *                               -26.56%***                 n/a
   Ratio of Expenses **                             1.825%                 n/a

Period ended December 31, 2000

   Unit Value                                  $ 16.122236                 n/a
   Total Return *                                  -35.64%                 n/a
   Ratio of Expenses **                              1.40%                 n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations May 1, 2000.

(b)  Inception date May 1, 2000.

(c)  Inception date October 29, 2001.

(d)  Commencement of operations September 30, 2002.

(e)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                 JNL/AIM               JNL/AIM                JNL/AIM             JNL/Alger
                                                 Large Cap        Premier Equity II          Small Cap              Growth
                                           Growth Portfolio (c)    Portfolio (c)(e)     Growth Portfolio (c)      Portfolio
                                           --------------------- ---------------------  --------------------  -------------------
                                           --------------------- ---------------------  --------------------  -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                      $ 11.292011            $ 9.265880           $ 11.986082          $ 17.940226
   Total Return *                                         4.49%                -0.62%                 5.53%                3.47%
   Ratio of Expenses **                                   1.10%                 1.25%                 1.25%                1.10%

Period ended December 31, 2003

    Unit Value                                      $ 10.346261            $ 9.436358           $ 11.358258          $ 17.059762
   Total Return *                                      3.24%***                20.95%              2.27%***             4.55%***
   Ratio of Expenses **                                   1.25%                 1.40%                 1.25%                1.25%

Period ended December 31, 2002

   Unit Value                                        $ 7.547329            $ 7.801655            $ 7.923624           $ 6.920658
   Total Return *                                       -26.50%               -29.23%               -28.33%              -34.12%
   Ratio of Expenses **                                   1.40%                 1.40%                 1.40%                1.40%

Period ended December 31, 2001

   Unit Value                                       $ 10.269081           $ 11.023744           $ 11.055922          $ 10.504819
   Total Return *                                      2.69%***             10.24%***             10.56%***              -13.16%
   Ratio of Expenses **                                   1.40%                 1.40%                 1.40%                1.40%

Period ended December 31, 2000

   Unit Value                                               n/a                   n/a                   n/a          $ 12.096268
   Total Return *                                           n/a                   n/a                   n/a              -14.64%
   Ratio of Expenses **                                     n/a                   n/a                   n/a                1.40%



                                                                      JNL/Eagle            JNL/Eagle             JNL/FMR
                                               JNL/Alliance          Core Equity           SmallCap              Balanced
                                           Growth Portfolio (a)       Portfolio        Equity Portfolio       Portfolio (b)
                                          ----------------------- ---------------------------------------- ---------------------
                                          ----------------------- ---------------------------------------- ---------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                       $ 10.032592        $ 17.621100           $ 20.065533           $ 10.266186
   Total Return *                                          4.99%              6.65%                13.28%                 8.06%
   Ratio of Expenses **                                    1.25%              1.10%                 1.10%                 1.25%

Period ended December 31, 2003

    Unit Value                                        $ 9.555924        $ 16.574173           $ 16.891779            $ 9.500264
   Total Return *                                       4.74%***           8.18%***              5.56%***              3.64%***
   Ratio of Expenses **                                    1.25%              1.25%                 1.25%                 1.25%

Period ended December 31, 2002

   Unit Value                                         $ 4.485940         $ 8.134044            $ 8.759987            $ 8.760626
   Total Return *                                        -31.99%            -21.64%               -23.84%                -7.87%
   Ratio of Expenses **                                    1.40%              1.40%                 1.40%                 1.40%

Period ended December 31, 2001

   Unit Value                                         $ 6.595748        $ 10.379886           $ 11.501957            $ 9.509179
   Total Return *                                        -15.78%            -11.09%                 9.44%                -5.82%
   Ratio of Expenses **                                    1.40%              1.40%                 1.40%                 1.40%

Period ended December 31, 2000

   Unit Value                                         $ 7.831161        $ 11.674317           $ 10.509551           $ 10.097165
   Total Return *                                     -21.69%***             -1.11%               -14.44%              0.97%***
   Ratio of Expenses **                                    1.40%              1.40%                 1.40%                 1.40%




                                              JNL/FMR           JNL/JPMorgan
                                          Capital Growth        International
                                             Portfolio        Value Portfolio (d)
                                        --------------------  ------------------
                                        --------------------  ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                  $ 21.314796         $ 10.682523
   Total Return *                                    16.53%              17.19%
   Ratio of Expenses **                               1.25%               1.10%

Period ended December 31, 2003

    Unit Value                                  $ 18.291089          $ 8.737517
   Total Return *                                  5.75%***           10.27%***
   Ratio of Expenses **                               1.25%               1.25%

Period ended December 31, 2002

   Unit Value                                    $ 6.637011         $ 10.140477
   Total Return *                                   -30.20%            1.40%***
   Ratio of Expenses **                               1.40%               1.40%

Period ended December 31, 2001

   Unit Value                                    $ 9.508060                 n/a
   Total Return *                                   -41.03%                 n/a
   Ratio of Expenses **                               1.40%                 n/a

Period ended December 31, 2000

   Unit Value                                   $ 16.122236                 n/a
   Total Return *                                   -35.64%                 n/a
   Ratio of Expenses **                               1.40%                 n/a



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations May 1, 2000.

(b)  Inception date May 1, 2000.

(c)  Inception date October 29, 2001.

(d)  Commencement of operations September 30, 2002.

(e)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                 JNL/AIM               JNL/AIM                JNL/AIM             JNL/Alger
                                                 Large Cap        Premier Equity II          Small Cap              Growth
                                           Growth Portfolio (c)    Portfolio (c)(e)     Growth Portfolio (c)      Portfolio
                                           --------------------- ---------------------  --------------------  -------------------
                                           --------------------- ---------------------  --------------------  -------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                            $ 3,366                   $ -               $ 3,727              $ 6,713
   Units Outstanding (in thousands)                         312                     -                   324                  661
   Investment Income Ratio *                              0.00%                 0.18%                 0.00%                0.01%

Period ended December 31, 2003

   Net Assets (in thousands)                            $ 1,356                 $ 407               $ 2,531              $ 7,076
   Units Outstanding (in thousands)                         136                    45                   234                  754
   Investment Income Ratio *                              0.00%                 0.00%                 0.00%                0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                              $ 171                 $ 236                 $ 606              $ 4,936
   Units Outstanding (in thousands)                          23                    32                    79                  719
   Investment Income Ratio *                              0.00%                 0.00%                 0.00%                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                               $ 36                  $ 72                  $ 39              $ 8,799
   Units Outstanding (in thousands)                           3                     7                     4                  843
   Investment Income Ratio *                              0.00%                 0.00%                 0.00%                0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                                n/a                   n/a                   n/a             $ 11,755
   Units Outstanding (in thousands)                         n/a                   n/a                   n/a                  972
   Investment Income Ratio *                                n/a                   n/a                   n/a                0.00%



                                                                    JNL/Eagle            JNL/Eagle             JNL/FMR
                                             JNL/Alliance          Core Equity           SmallCap              Balanced
                                         Growth Portfolio (a)       Portfolio        Equity Portfolio       Portfolio (b)
                                        ----------------------- ---------------------------------------- ---------------------
                                        ----------------------- ---------------------------------------- ---------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                           $ 1,923            $ 4,371               $ 5,125               $ 6,684
   Units Outstanding (in thousands)                        274                354                   347                   648
   Investment Income Ratio *                             0.24%              0.83%                 0.00%                 1.36%

Period ended December 31, 2003

   Net Assets (in thousands)                           $ 2,402            $ 2,925               $ 3,056               $ 4,997
   Units Outstanding (in thousands)                        383                273                   251                   516
   Investment Income Ratio *                             0.00%              0.81%                 0.00%                 1.53%

Period ended December 31, 2002

   Net Assets (in thousands)                           $ 1,294            $ 1,862               $ 1,877               $ 4,043
   Units Outstanding (in thousands)                        265                236                   220                   461
   Investment Income Ratio *                             0.00%              0.78%                 0.00%                 2.19%

Period ended December 31, 2001

   Net Assets (in thousands)                           $ 1,657            $ 1,891               $ 2,760               $ 3,738
   Units Outstanding (in thousands)                        236                188                   245                   392
   Investment Income Ratio *                             0.06%              0.59%                 0.00%                 3.34%

Period ended December 31, 2000

   Net Assets (in thousands)                             $ 870            $ 1,622               $ 1,814               $ 1,309
   Units Outstanding (in thousands)                        111                139                   173                   130
   Investment Income Ratio *                             0.00%              0.00%                 0.00%                 0.00%


                                            JNL/FMR           JNL/JPMorgan
                                        Capital Growth        International
                                           Portfolio        Value Portfolio (d)
                                      --------------------  ------------------
                                      --------------------  ------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                      $ 5,971             $ 2,677
   Units Outstanding (in thousands)                   572                 233
   Investment Income Ratio *                        0.00%               1.49%

Period ended December 31, 2003

   Net Assets (in thousands)                      $ 6,074               $ 775
   Units Outstanding (in thousands)                   695                  69
   Investment Income Ratio *                        0.00%               4.33%

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 6,204                $ 60
   Units Outstanding (in thousands)                   951                   6
   Investment Income Ratio *                        0.00%               2.80%

Period ended December 31, 2001

   Net Assets (in thousands)                     $ 11,888                 n/a
   Units Outstanding (in thousands)                 1,262                 n/a
   Investment Income Ratio *                        0.00%                 n/a

Period ended December 31, 2000

   Net Assets (in thousands)                     $ 21,952                 n/a
   Units Outstanding (in thousands)                 1,362                 n/a
   Investment Income Ratio *                        0.00%                 n/a


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations May 1, 2000.

(b)  Inception date May 1, 2000.

(c)  Inception date October 29, 2001.

(d)  Commencement of operations September 30, 2002.

(e)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                 JNL/                JNL/               JNL/            JNL/MCM
                                            Lazard Mid Cap     Lazard Small Cap        MCM 25          Bond Index
                                          Value Portfolio (a)  Value Portfolio (a) Portfolio (c)     Portfolio (b)
                                          -------------------  ------------------ ----------------- -----------------
                                          -------------------  ------------------ ----------------- -----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                   $ 14.814425         $ 12.250761       $ 15.213245       $ 10.346481
   Total Return *                                  11.71%***           15.46%***         13.85%***          3.18%***
   Ratio of Expenses **                                3.62%               4.00%             3.72%             3.82%

Period ended December 31, 2003

    Unit Value                                   $ 12.920566         $ 11.853314       $ 13.157632       $ 10.611308
   Total Return *                                   5.83%***            7.44%***          1.28%***          1.13%***
   Ratio of Expenses **                                2.80%               2.80%            2.595%             2.65%

Period ended December 31, 2002

   Unit Value                                    $ 10.485075          $ 8.930386       $ 10.218284       $ 10.618420
   Total Return *                                  13.24%***           10.91%***         -4.73%***          1.32%***
   Ratio of Expenses **                                2.45%               2.45%             2.45%             2.30%

Period ended December 31, 2001

   Unit Value                                    $ 10.521134         $ 10.815225               n/a               n/a
   Total Return *                                   5.21%***            8.15%***               n/a               n/a
   Ratio of Expenses **                               1.825%              1.825%               n/a               n/a

Period ended December 31, 2000

   Unit Value                                            n/a                 n/a               n/a               n/a
   Total Return *                                        n/a                 n/a               n/a               n/a
   Ratio of Expenses **                                  n/a                 n/a               n/a               n/a



                                                                                                                   JNL/MCM
                                              JNL/MCM                 JNL/MCM                JNL/MCM              Enhanced
                                           Communications         Consumer Brands            Energy             S&P 500 Stock
                                        Sector Portfolio (d)    Sector Portfolio (d)   Sector Portfolio (d)  Index Portfolio (b)
                                        ----------------------  ---------------------  -------------------- ----------------------
                                        ----------------------  ---------------------  -------------------- ----------------------


HIGHEST EXPENSE RATIO

Period ended December 31, 2004
                                                   $ 4.328555             $ 9.677786           $ 15.394036             $ 7.387514
    Unit Value                                       8.65%***               4.79%***             -1.74%***              10.45%***
   Total Return *                                       2.37%                 3.595%                 3.67%                  3.52%
   Ratio of Expenses **

Period ended December 31, 2003
                                                   $ 3.890754             $ 9.945277           $ 13.120936             $ 7.156376
    Unit Value                                       6.81%***               1.83%***              5.37%***              13.92%***
   Total Return *                                       1.65%                  1.65%                 1.65%                  2.65%
   Ratio of Expenses **

Period ended December 31, 2002
                                                          n/a                    n/a                   n/a             $ 5.768271
   Unit Value                                             n/a                    n/a                   n/a               2.43%***
   Total Return *                                         n/a                    n/a                   n/a                  2.30%
   Ratio of Expenses **

Period ended December 31, 2001
                                                          n/a                    n/a                   n/a                    n/a
   Unit Value                                             n/a                    n/a                   n/a                    n/a
   Total Return *                                         n/a                    n/a                   n/a                    n/a
   Ratio of Expenses **

Period ended December 31, 2000
                                                          n/a                    n/a                   n/a                    n/a
   Unit Value                                             n/a                    n/a                   n/a                    n/a
   Total Return *                                         n/a                    n/a                   n/a                    n/a
   Ratio of Expenses **




                                             JNL/MCM              JNL/MCM
                                            Financial              Global
                                      Sector Portfolio (d)    15 Portfolio (c)
                                      ----------------------  -----------------
                                      ----------------------  -----------------


HIGHEST EXPENSE RATIO

Period ended December 31, 2004
                                                $ 11.075714        $ 14.702177
    Unit Value                                     9.86%***          21.18%***
   Total Return *                                     3.10%              3.72%
   Ratio of Expenses **

Period ended December 31, 2003
                                                $ 10.205726        $ 12.194412
    Unit Value                                     2.06%***           1.63%***
   Total Return *                                     1.82%             2.595%
   Ratio of Expenses **

Period ended December 31, 2002
                                                        n/a         $ 9.641049
   Unit Value                                           n/a          -3.45%***
   Total Return *                                       n/a              2.30%
   Ratio of Expenses **

Period ended December 31, 2001
                                                        n/a                n/a
   Unit Value                                           n/a                n/a
   Total Return *                                       n/a                n/a
   Ratio of Expenses **

Period ended December 31, 2000
                                                        n/a                n/a
   Unit Value                                           n/a                n/a
   Total Return *                                       n/a                n/a
   Ratio of Expenses **




* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations October 29, 2001.

(b)  Commencement of operations July 22, 2002.

(c)  Inception date July 22, 2002.

(d)  Commencement of operations December 15, 2003.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                 JNL/                JNL/               JNL/            JNL/MCM
                                            Lazard Mid Cap     Lazard Small Cap        MCM 25          Bond Index
                                          Value Portfolio (a)  Value Portfolio (a) Portfolio (c)     Portfolio (b)
                                          -------------------  ------------------ ----------------- -----------------
                                          -------------------  ------------------ ----------------- -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                   $ 17.600238         $ 14.937420       $ 16.158799       $ 11.213047
   Total Return *                                     13.67%              11.68%            20.45%             4.30%
   Ratio of Expenses **                                1.10%               1.10%             1.25%             1.10%

Period ended December 31, 2003

    Unit Value                                   $ 14.143691         $ 12.975393       $ 13.415707       $ 10.272739
   Total Return *                                   4.61%***            4.79%***         12.22%***             1.53%
   Ratio of Expenses **                                1.25%               1.25%             1.25%             1.40%

Period ended December 31, 2002

   Unit Value                                     $ 9.197975          $ 8.998926       $ 10.150521       $ 10.117737
   Total Return *                                    -15.28%             -18.37%          1.51%***          1.18%***
   Ratio of Expenses **                                1.40%               1.40%             1.40%             1.40%

Period ended December 31, 2001

   Unit Value                                    $ 10.856520         $ 11.024118               n/a               n/a
   Total Return *                                   8.57%***           10.24%***               n/a               n/a
   Ratio of Expenses **                                1.40%               1.40%               n/a               n/a

Period ended December 31, 2000

   Unit Value                                            n/a                 n/a               n/a               n/a
   Total Return *                                        n/a                 n/a               n/a               n/a
   Ratio of Expenses **                                  n/a                 n/a               n/a               n/a



                                                                                                                     JNL/MCM
                                                JNL/MCM                 JNL/MCM                JNL/MCM              Enhanced
                                             Communications         Consumer Brands            Energy             S&P 500 Stock
                                          Sector Portfolio (d)    Sector Portfolio (d)   Sector Portfolio (d)  Index Portfolio (b)
                                         -----------------------  ---------------------  -------------------- ----------------------
                                         -----------------------  ---------------------  -------------------- ----------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                       $ 4.603328            $ 11.009928           $ 17.586279             $ 8.465552
   Total Return *                                        16.21%                  8.74%                31.65%                  7.73%
   Ratio of Expenses **                                   1.25%                  1.25%                 1.25%                  1.10%

Period ended December 31, 2003

    Unit Value                                       $ 3.961297            $ 10.125434           $ 13.358794             $ 7.639067
   Total Return *                                      6.83%***               1.85%***              5.39%***               7.17%***
   Ratio of Expenses **                                   1.25%                  1.25%                 1.25%                  1.25%

Period ended December 31, 2002

   Unit Value                                               n/a                    n/a                   n/a            $ 10.640831
   Total Return *                                           n/a                    n/a                   n/a               6.41%***
   Ratio of Expenses **                                     n/a                    n/a                   n/a                  1.40%

Period ended December 31, 2001

   Unit Value                                               n/a                    n/a                   n/a                    n/a
   Total Return *                                           n/a                    n/a                   n/a                    n/a
   Ratio of Expenses **                                     n/a                    n/a                   n/a                    n/a

Period ended December 31, 2000

   Unit Value                                               n/a                    n/a                   n/a                    n/a
   Total Return *                                           n/a                    n/a                   n/a                    n/a
   Ratio of Expenses **                                     n/a                    n/a                   n/a                    n/a




                                              JNL/MCM              JNL/MCM
                                             Financial              Global
                                       Sector Portfolio (d)    15 Portfolio (c)
                                       ----------------------  -----------------
                                       ----------------------  -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                   $ 12.266068        $ 15.615619
   Total Return *                                     12.14%             25.59%
   Ratio of Expenses **                                1.25%              1.25%

Period ended December 31, 2003

    Unit Value                                   $ 10.938291        $ 12.433563
   Total Return *                                   2.33%***           1.02%***
   Ratio of Expenses **                                1.25%              1.25%

Period ended December 31, 2002

   Unit Value                                            n/a        $ 10.108930
   Total Return *                                        n/a           1.09%***
   Ratio of Expenses **                                  n/a              1.40%

Period ended December 31, 2001

   Unit Value                                            n/a                n/a
   Total Return *                                        n/a                n/a
   Ratio of Expenses **                                  n/a                n/a

Period ended December 31, 2000

   Unit Value                                            n/a                n/a
   Total Return *                                        n/a                n/a
   Ratio of Expenses **                                  n/a                n/a



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations October 29, 2001.

(b)  Commencement of operations July 22, 2002.

(c)  Inception date July 22, 2002.

(d)  Commencement of operations December 15, 2003.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                 JNL/                JNL/               JNL/            JNL/MCM
                                            Lazard Mid Cap     Lazard Small Cap        MCM 25          Bond Index
                                          Value Portfolio (a)  Value Portfolio (a) Portfolio (c)     Portfolio (b)
                                          -------------------  ------------------ ----------------- -----------------
                                          -------------------  ------------------ ----------------- -----------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                         $ 5,868             $ 4,898          $ 18,623           $ 4,234
   Units Outstanding (in thousands)                      368                 348             1,173               388
   Investment Income Ratio *                           0.20%               0.05%             0.00%             0.59%

Period ended December 31, 2003

   Net Assets (in thousands)                         $ 1,954             $ 3,162           $ 7,122             $ 567
   Units Outstanding (in thousands)                      154                 256               535                53
   Investment Income Ratio *                           0.39%               0.00%             0.00%             4.56%

Period ended December 31, 2002

   Net Assets (in thousands)                           $ 574             $ 1,024             $ 240              $ 20
   Units Outstanding (in thousands)                       63                 115                23                 2
   Investment Income Ratio *                           0.35%               0.00%             0.00%             5.38%

Period ended December 31, 2001

   Net Assets (in thousands)                           $ 152               $ 128               n/a               n/a
   Units Outstanding (in thousands)                       14                  12               n/a               n/a
   Investment Income Ratio *                           0.72%               0.20%               n/a               n/a

Period ended December 31, 2000

   Net Assets (in thousands)                             n/a                 n/a               n/a               n/a
   Units Outstanding (in thousands)                      n/a                 n/a               n/a               n/a
   Investment Income Ratio *                             n/a                 n/a               n/a               n/a



                                                                                                                    JNL/MCM
                                               JNL/MCM                 JNL/MCM                JNL/MCM              Enhanced
                                            Communications         Consumer Brands            Energy             S&P 500 Stock
                                         Sector Portfolio (d)    Sector Portfolio (d)   Sector Portfolio (d)  Index Portfolio (b)
                                        -----------------------  ---------------------  -------------------- ----------------------
                                        -----------------------  ---------------------  -------------------- ----------------------
PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)
   Units Outstanding (in thousands)                      $ 296                  $ 211                 $ 726                $ 2,323
   Investment Income Ratio *                                54                     20                    45                    262
                                                         0.01%                  0.00%                 0.00%                  0.34%
Period ended December 31, 2003

   Net Assets (in thousands)
   Units Outstanding (in thousands)                        $ -                    $ -                   $ -                $ 1,156
   Investment Income Ratio *                                 -                      -                     -                    133
                                                         0.00%                  0.00%                 0.00%                  0.75%
Period ended December 31, 2002

   Net Assets (in thousands)
   Units Outstanding (in thousands)                        n/a                    n/a                   n/a                   $ 27
   Investment Income Ratio *                               n/a                    n/a                   n/a                      4
                                                           n/a                    n/a                   n/a                  0.07%
Period ended December 31, 2001

   Net Assets (in thousands)
   Units Outstanding (in thousands)                        n/a                    n/a                   n/a                    n/a
   Investment Income Ratio *                               n/a                    n/a                   n/a                    n/a
                                                           n/a                    n/a                   n/a                    n/a
Period ended December 31, 2000

   Net Assets (in thousands)
   Units Outstanding (in thousands)                        n/a                    n/a                   n/a                    n/a
   Investment Income Ratio *                               n/a                    n/a                   n/a                    n/a
                                                           n/a                    n/a                   n/a                    n/a


                                               JNL/MCM              JNL/MCM
                                              Financial              Global
                                        Sector Portfolio (d)    15 Portfolio (c)
                                        ----------------------  -----------------
                                        ----------------------  -----------------
PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)
   Units Outstanding (in thousands)                     $ 384           $ 11,079
   Investment Income Ratio *                               33                719
                                                        0.10%              0.00%
Period ended December 31, 2003

   Net Assets (in thousands)
   Units Outstanding (in thousands)                      $ 24            $ 1,357
   Investment Income Ratio *                                2                110
                                                        0.00%              0.00%
Period ended December 31, 2002

   Net Assets (in thousands)
   Units Outstanding (in thousands)                       n/a               $ 93
   Investment Income Ratio *                              n/a                 10
                                                          n/a              0.00%
Period ended December 31, 2001

   Net Assets (in thousands)
   Units Outstanding (in thousands)                       n/a                n/a
   Investment Income Ratio *                              n/a                n/a
                                                          n/a                n/a
Period ended December 31, 2000

   Net Assets (in thousands)
   Units Outstanding (in thousands)                       n/a                n/a
   Investment Income Ratio *                              n/a                n/a
                                                          n/a                n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations October 29, 2001.

(b)  Commencement of operations July 22, 2002.

(c)  Inception date July 22, 2002.

(d)  Commencement of operations December 15, 2003.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                             JNL/MCM
                                                   JNL/MCM            JNL/MCM            JNL/MCM         Pharmaceutical/
                                                International          JNL 5             Nasdaq(R)         Healthcare
                                             Index Portfolio (a)   Portfolio (d)      15 Portfolio     Sector Portfolio (c)
                                             -------------------- -----------------  ----------------  ---------------------
                                             -------------------- -----------------  ----------------  ---------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                       $ 12.659046       $ 10.869331       $ 10.818653             $ 9.565977
   Total Return *                                      14.91%***          1.79%***          1.11%***              -0.25%***
   Ratio of Expenses **                                    3.82%             2.95%             2.35%                  3.62%

Period ended December 31, 2003

    Unit Value                                       $ 11.274745               n/a               n/a            $ 10.192820
   Total Return *                                       2.54%***               n/a               n/a               1.93%***
   Ratio of Expenses **                                   2.595%               n/a               n/a                  1.82%

Period ended December 31, 2002

   Unit Value                                        $ 10.297913               n/a               n/a                    n/a
   Total Return *                                       2.98%***               n/a               n/a                    n/a
   Ratio of Expenses **                                    1.82%               n/a               n/a                    n/a

Period ended December 31, 2001

   Unit Value                                                n/a               n/a               n/a                    n/a
   Total Return *                                            n/a               n/a               n/a                    n/a
   Ratio of Expenses **                                      n/a               n/a               n/a                    n/a

Period ended December 31, 2000

   Unit Value                                                n/a               n/a               n/a                    n/a
   Total Return *                                            n/a               n/a               n/a                    n/a
   Ratio of Expenses **                                      n/a               n/a               n/a                    n/a



                                                  JNL/MCM                JNL/MCM              JNL/MCM             JNL/MCM
                                              S&P 400 MidCap             S&P 500         Select Small Cap        Small Cap
                                            Index Portfolio (a)    Index Portfolio (a)     Portfolio (b)    Index Portfolio (a)
                                           ----------------------  --------------------  ------------------ ---------------------
                                           ----------------------  --------------------  ------------------ ---------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                       $ 11.973757            $ 9.785439         $ 16.510166           $ 12.271545
   Total Return *                                      10.97%***              6.07%***           15.73%***             14.50%***
   Ratio of Expenses **                                    3.82%                 3.82%               3.72%                 3.82%

Period ended December 31, 2003

    Unit Value                                       $ 10.961560            $ 9.423812         $ 15.471726           $ 11.077352
   Total Return *                                      19.40%***             13.37%***           20.85%***             23.88%***
   Ratio of Expenses **                                    2.80%                 2.80%               2.80%                 2.80%

Period ended December 31, 2002

   Unit Value                                         $ 8.431162            $ 7.620310         $ 10.772237            $ 7.835213
   Total Return *                                      -0.85%***             -7.67%***           -5.51%***             -5.83%***
   Ratio of Expenses **                                    2.30%                 2.30%               2.45%                 2.45%

Period ended December 31, 2001

   Unit Value                                                n/a                   n/a                 n/a                   n/a
   Total Return *                                            n/a                   n/a                 n/a                   n/a
   Ratio of Expenses **                                      n/a                   n/a                 n/a                   n/a

Period ended December 31, 2000

   Unit Value                                                n/a                   n/a                 n/a                   n/a
   Total Return *                                            n/a                   n/a                 n/a                   n/a
   Ratio of Expenses **                                      n/a                   n/a                 n/a                   n/a


                                                JNL/MCM              JNL/MCM
                                               Technology          The Dow SM
                                          Sector Portfolio (c)  10 Portfolio (b)
                                          --------------------- ------------------
                                          --------------------- ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                      $ 5.230077        $ 13.303897
   Total Return *                                    -0.66%***           5.29%***
   Ratio of Expenses **                                  3.10%              3.72%

Period ended December 31, 2003

    Unit Value                                      $ 5.692291        $ 13.619993
   Total Return *                                     0.75%***           1.23%***
   Ratio of Expenses **                                  1.65%             2.595%

Period ended December 31, 2002

   Unit Value                                              n/a        $ 11.104801
   Total Return *                                          n/a          11.50%***
   Ratio of Expenses **                                    n/a              2.30%

Period ended December 31, 2001

   Unit Value                                              n/a                n/a
   Total Return *                                          n/a                n/a
   Ratio of Expenses **                                    n/a                n/a

Period ended December 31, 2000

   Unit Value                                              n/a                n/a
   Total Return *                                          n/a                n/a
   Ratio of Expenses **                                    n/a                n/a



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations July 22, 2002.

(b)  Inception date July 22, 2002.

(c)  Commencement of operations December 15, 2003.

(d)  Inception date October 1, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                             JNL/MCM
                                                   JNL/MCM            JNL/MCM            JNL/MCM         Pharmaceutical/
                                                International          JNL 5             NASDAQ             Healthcare
                                             Index Portfolio (a)   Portfolio (d)     15 Portfolio (d)  Sector Portfolio (c)
                                             -------------------- -----------------  ----------------  ---------------------
                                             -------------------- -----------------  ----------------  ---------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                       $ 13.659915       $ 10.913899       $ 10.847246            $ 10.900188
   Total Return *                                         13.06%             1.42%            -0.85%                  2.21%
   Ratio of Expenses **                                    1.25%             1.25%             1.25%                  1.25%

Period ended December 31, 2003

    Unit Value                                       $ 13.958057               n/a               n/a            $ 10.664169
   Total Return *                                         35.39%               n/a               n/a               2.21%***
   Ratio of Expenses **                                    1.40%               n/a               n/a                  1.25%

Period ended December 31, 2002

   Unit Value                                        $ 10.309147               n/a               n/a                    n/a
   Total Return *                                       3.09%***               n/a               n/a                    n/a
   Ratio of Expenses **                                    1.40%               n/a               n/a                    n/a

Period ended December 31, 2001

   Unit Value                                                n/a               n/a               n/a                    n/a
   Total Return *                                            n/a               n/a               n/a                    n/a
   Ratio of Expenses **                                      n/a               n/a               n/a                    n/a

Period ended December 31, 2000

   Unit Value                                                n/a               n/a               n/a                    n/a
   Total Return *                                            n/a               n/a               n/a                    n/a
   Ratio of Expenses **                                      n/a               n/a               n/a                    n/a



                                                   JNL/MCM                JNL/MCM              JNL/MCM             JNL/MCM
                                               S&P 400 MidCap             S&P 500             Small Cap           Small Cap
                                             Index Portfolio (a)    Index Portfolio (a)     Portfolio (b)    Index Portfolio (a)
                                            ----------------------  --------------------  ------------------ ---------------------
                                            ----------------------  --------------------  ------------------ ---------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                        $ 12.920648           $ 10.605996         $ 17.536004           $ 13.241958
   Total Return *                                          14.35%                 7.10%              10.83%                15.97%
   Ratio of Expenses **                                     1.25%                 1.10%               1.25%                 1.25%

Period ended December 31, 2003

    Unit Value                                        $ 11.299436            $ 9.714316         $ 15.821819           $ 11.418840
   Total Return *                                        3.62%***              5.15%***            5.57%***              4.54%***
   Ratio of Expenses **                                     1.25%                 1.25%               1.25%                 1.25%

Period ended December 31, 2002

   Unit Value                                         $ 10.431487           $ 10.617884         $ 10.503766           $ 10.529964
   Total Return *                                        4.31%***              6.18%***            5.04%***              5.30%***
   Ratio of Expenses **                                     1.40%                 1.40%               1.40%                 1.40%

Period ended December 31, 2001

   Unit Value                                                 n/a                   n/a                 n/a                   n/a
   Total Return *                                             n/a                   n/a                 n/a                   n/a
   Ratio of Expenses **                                       n/a                   n/a                 n/a                   n/a

Period ended December 31, 2000

   Unit Value                                                 n/a                   n/a                 n/a                   n/a
   Total Return *                                             n/a                   n/a                 n/a                   n/a
   Ratio of Expenses **                                       n/a                   n/a                 n/a                   n/a




                                                JNL/MCM              JNL/MCM
                                               Technology          The Dow SM
                                          Sector Portfolio (c)  10 Portfolio (b)
                                          --------------------- ------------------
                                          --------------------- ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                      $ 5.791601        $ 14.130656
   Total Return *                                       -0.07%              1.76%
   Ratio of Expenses **                                  1.25%              1.25%

Period ended December 31, 2003

    Unit Value                                      $ 5.795488        $ 13.886137
   Total Return *                                     0.77%***          14.31%***
   Ratio of Expenses **                                  1.25%              1.25%

Period ended December 31, 2002

   Unit Value                                              n/a        $ 11.477618
   Total Return *                                          n/a          14.78%***
   Ratio of Expenses **                                    n/a              1.40%

Period ended December 31, 2001

   Unit Value                                              n/a                n/a
   Total Return *                                          n/a                n/a
   Ratio of Expenses **                                    n/a                n/a

Period ended December 31, 2000

   Unit Value                                              n/a                n/a
   Total Return *                                          n/a                n/a
   Ratio of Expenses **                                    n/a                n/a



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations July 22, 2002.

(b)  Inception date July 22, 2002.

(c)  Commencement of operations December 15, 2003.

(d)  Inception date October 1, 2004.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                             JNL/MCM
                                                   JNL/MCM            JNL/MCM            JNL/MCM         Pharmaceutical/
                                                International          JNL 5             NASDAQ             Healthcare
                                             Index Portfolio (a)   Portfolio (d)     15 Portfolio (d)  Sector Portfolio (c)
                                             -------------------- -----------------  ----------------  ---------------------
                                             -------------------- -----------------  ----------------  ---------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                             $ 7,219           $ 5,265           $ 1,211                $ 1,287
   Units Outstanding (in thousands)                          530               484               112                    123
   Investment Income Ratio *                               0.19%             0.54%             0.00%                  0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                               $ 663               n/a               n/a                   $ 35
   Units Outstanding (in thousands)                           58               n/a               n/a                      3
   Investment Income Ratio *                               5.26%               n/a               n/a                  0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                                 $ -               n/a               n/a                    n/a
   Units Outstanding (in thousands)                            -               n/a               n/a                    n/a
   Investment Income Ratio *                               0.00%               n/a               n/a                    n/a

Period ended December 31, 2001

   Net Assets (in thousands)                                 n/a               n/a               n/a                    n/a
   Units Outstanding (in thousands)                          n/a               n/a               n/a                    n/a
   Investment Income Ratio *                                 n/a               n/a               n/a                    n/a

Period ended December 31, 2000

   Net Assets (in thousands)                                 n/a               n/a               n/a                    n/a
   Units Outstanding (in thousands)                          n/a               n/a               n/a                    n/a
   Investment Income Ratio *                                 n/a               n/a               n/a                    n/a



                                                   JNL/MCM                JNL/MCM              JNL/MCM             JNL/MCM
                                               S&P 400 MidCap             S&P 500             Small Cap           Small Cap
                                             Index Portfolio (a)    Index Portfolio (a)     Portfolio (b)    Index Portfolio (a)
                                            ----------------------  --------------------  ------------------ ---------------------
                                            ----------------------  --------------------  ------------------ ---------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                             $ 12,780              $ 16,269            $ 10,129              $ 10,539
   Units Outstanding (in thousands)                           996                 1,525                 587                   790
   Investment Income Ratio *                                0.01%                 1.93%               0.00%                 0.01%

Period ended December 31, 2003

   Net Assets (in thousands)                              $ 2,080               $ 4,371             $ 6,217               $ 2,844
   Units Outstanding (in thousands)                           183                   432                 397                   228
   Investment Income Ratio *                                0.76%                 2.17%               0.00%                 1.00%

Period ended December 31, 2002

   Net Assets (in thousands)                                $ 186                 $ 258               $ 270                 $ 206
   Units Outstanding (in thousands)                            22                    33                  25                    26
   Investment Income Ratio *                                1.69%                 0.00%               0.00%                 2.87%

Period ended December 31, 2001

   Net Assets (in thousands)                                  n/a                   n/a                 n/a                   n/a
   Units Outstanding (in thousands)                           n/a                   n/a                 n/a                   n/a
   Investment Income Ratio *                                  n/a                   n/a                 n/a                   n/a

Period ended December 31, 2000

   Net Assets (in thousands)                                  n/a                   n/a                 n/a                   n/a
   Units Outstanding (in thousands)                           n/a                   n/a                 n/a                   n/a
   Investment Income Ratio *                                  n/a                   n/a                 n/a                   n/a



                                                JNL/MCM              JNL/MCM
                                               Technology          The Dow SM
                                          Sector Portfolio (c)  10 Portfolio (b)
                                          --------------------- ------------------
                                          --------------------- ------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                             $ 479           $ 15,799
   Units Outstanding (in thousands)                         85              1,134
   Investment Income Ratio *                             0.00%              0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                               $ -            $ 8,608
   Units Outstanding (in thousands)                          -                624
   Investment Income Ratio *                             0.00%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                               n/a              $ 301
   Units Outstanding (in thousands)                        n/a                 27
   Investment Income Ratio *                               n/a              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                               n/a                n/a
   Units Outstanding (in thousands)                        n/a                n/a
   Investment Income Ratio *                               n/a                n/a

Period ended December 31, 2000

   Net Assets (in thousands)                               n/a                n/a
   Units Outstanding (in thousands)                        n/a                n/a
   Investment Income Ratio *                               n/a                n/a



* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations July 22, 2002.

(b)  Inception date July 22, 2002.

(c)  Commencement of operations December 15, 2003.

(d)  Inception date October 1, 2004.




JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                JNL/MCM             JNL/MCM            JNL/MCM         JNL/Oppenheimer
                                               The S&P(R)         Value Line(R)          VIP            Global Growth
                                           10 Portfolio (d)     25 Portfolio (e)    Portfolio (e)       Portfolio (b)
                                          -------------------- ------------------- -----------------  -------------------
                                          -------------------- ------------------- -----------------  -------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                    $ 12.342253         $ 11.335448       $ 11.043498          $ 10.573497
   Total Return *                                   23.51%***            6.23%***          4.97%***            14.29%***
   Ratio of Expenses **                                 4.00%               2.72%             2.76%                3.30%

Period ended December 31, 2003

    Unit Value                                    $ 11.115606                 n/a               n/a           $ 9.414598
   Total Return *                                    1.89%***                 n/a               n/a            14.61%***
   Ratio of Expenses **                                2.595%                 n/a               n/a                2.65%

Period ended December 31, 2002

   Unit Value                                      $ 9.589985                 n/a               n/a           $ 6.911561
   Total Return *                                   -9.58%***                 n/a               n/a            -6.21%***
   Ratio of Expenses **                                 2.30%                 n/a               n/a                2.45%

Period ended December 31, 2001

   Unit Value                                             n/a                 n/a               n/a           $ 9.050551
   Total Return *                                         n/a                 n/a               n/a            -9.49%***
   Ratio of Expenses **                                   n/a                 n/a               n/a               1.825%

Period ended December 31, 2000

   Unit Value                                             n/a                 n/a               n/a                  n/a
   Total Return *                                         n/a                 n/a               n/a                  n/a
   Ratio of Expenses **                                   n/a                 n/a               n/a                  n/a



                                          JNL/Oppenheimer         JNL/PIMCO              JNL/PPM             JNL/Putnam
                                               Growth            Total Return       America High Yield          Equity
                                           Portfolio (b)      Bond Portfolio (c)    Bond Portfolio (f)        Portfolio
                                        --------------------  -------------------  ---------------------  ------------------
                                        --------------------  -------------------  ---------------------  ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                   $ 7.752652          $ 11.692133            $ 12.558214         $ 18.516185
   Total Return *                                  6.86%***             3.02%***               4.43%***              10.47%
   Ratio of Expenses **                              2.945%                4.00%                  4.00%               2.30%

Period ended December 31, 2003

    Unit Value                                   $ 7.690909          $ 12.497363            $ 13.736486         $ 16.760848
   Total Return *                                  1.97%***            -1.89%***               6.88%***           12.56%***
   Ratio of Expenses **                               2.80%                2.80%                  2.80%               2.30%

Period ended December 31, 2002

   Unit Value                                    $ 6.754412          $ 12.475080            $ 12.226651         $ 13.693344
   Total Return *                                 -0.08%***             2.01%***               5.15%***           -1.04%***
   Ratio of Expenses **                               2.45%                2.45%                  2.45%              2.095%

Period ended December 31, 2001

   Unit Value                                    $ 9.365809           $ 9.770700             $ 9.880263          $ 8.109137
   Total Return *                                 -6.34%***            -2.29%***              -1.20%***          -18.91%***
   Ratio of Expenses **                              1.825%               1.825%                 1.825%              1.825%

Period ended December 31, 2000

   Unit Value                                           n/a                  n/a             $ 9.297484         $ 11.218801
   Total Return *                                       n/a                  n/a                 -6.93%             -18.98%
   Ratio of Expenses **                                 n/a                  n/a                  1.40%               1.40%



                                           JNL/Putnam            JNL/Putnam
                                         International         Midcap Growth
                                        Equity Portfolio       Portfolio (a)
                                      ---------------------  -------------------
                                      ---------------------  -------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                 $ 11.699840           $ 6.960762
   Total Return *                                 0.70%***             7.21%***
   Ratio of Expenses **                              2.87%                3.22%

Period ended December 31, 2003

    Unit Value                                 $ 10.413214           $ 6.154228
   Total Return *                                14.25%***             2.52%***
   Ratio of Expenses **                              2.80%                2.80%

Period ended December 31, 2002

   Unit Value                                   $ 8.883618           $ 4.848841
   Total Return *                                -1.43%***             0.16%***
   Ratio of Expenses **                              1.96%                1.96%

Period ended December 31, 2001

   Unit Value                                   $ 8.778597           $ 8.027341
   Total Return *                               -12.21%***           -19.73%***
   Ratio of Expenses **                             1.825%               1.825%

Period ended December 31, 2000

   Unit Value                                  $ 11.226356          $ 10.155592
   Total Return *                                  -15.18%             1.56%***
   Ratio of Expenses **                              1.40%                1.40%



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Commencement of operations May 1, 2001.

(c)  Commencement of operations October 29, 2001.

(d)  Inception date July 22, 2002.

(e)  Inception date October 1, 2004.

(f)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                JNL/MCM             JNL/MCM            JNL/MCM         JNL/Oppenheimer
                                               The S&P(R)           Value Line            VIP            Global Growth
                                           10 Portfolio (d)     25 Portfolio (e)    Portfolio (e)       Portfolio (b)
                                          -------------------- ------------------- -----------------  -------------------
                                          -------------------- ------------------- -----------------  -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                    $ 13.200490         $ 11.373027       $ 11.083687          $ 11.462639
   Total Return *                                      16.47%              13.73%             0.15%               15.38%
   Ratio of Expenses **                                 1.25%               1.35%             1.25%                1.10%

Period ended December 31, 2003

    Unit Value                                    $ 11.333552                 n/a               n/a           $ 9.787978
   Total Return *                                    8.58%***                 n/a               n/a             7.49%***
   Ratio of Expenses **                                 1.25%                 n/a               n/a                1.25%

Period ended December 31, 2002

   Unit Value                                      $ 9.074024                 n/a               n/a           $ 7.034003
   Total Return *                                   -9.26%***                 n/a               n/a              -23.41%
   Ratio of Expenses **                                 1.40%                 n/a               n/a                1.40%

Period ended December 31, 2001

   Unit Value                                             n/a                 n/a               n/a           $ 9.184038
   Total Return *                                         n/a                 n/a               n/a            -8.16%***
   Ratio of Expenses **                                   n/a                 n/a               n/a                1.40%

Period ended December 31, 2000

   Unit Value                                             n/a                 n/a               n/a                  n/a
   Total Return *                                         n/a                 n/a               n/a                  n/a
   Ratio of Expenses **                                   n/a                 n/a               n/a                  n/a



                                           JNL/Oppenheimer         JNL/PIMCO              JNL/PPM             JNL/Putnam
                                                Growth            Total Return       America High Yield          Equity
                                            Portfolio (b)      Bond Portfolio (c)    Bond Portfolio (f)        Portfolio
                                         --------------------  -------------------  ---------------------  ------------------
                                         --------------------  -------------------  ---------------------  ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                    $ 8.250535          $ 14.256836            $ 16.488214         $ 20.488089
   Total Return *                                     -0.18%                4.70%                  4.75%              11.64%
   Ratio of Expenses **                                1.25%                1.10%                  1.10%               1.25%

Period ended December 31, 2003

    Unit Value                                    $ 8.108315          $ 13.680473            $ 15.703877         $ 18.351886
   Total Return *                                     16.14%             1.10%***               3.71%***            5.27%***
   Ratio of Expenses **                                1.40%                1.25%                  1.25%               1.25%

Period ended December 31, 2002

   Unit Value                                     $ 6.981291          $ 10.494459             $ 9.748270          $ 6.208732
   Total Return *                                    -26.33%                7.33%                  0.63%             -25.15%
   Ratio of Expenses **                                1.40%                1.40%                  1.40%               1.40%

Period ended December 31, 2001

   Unit Value                                     $ 9.476549           $ 9.777524             $ 9.686955          $ 8.295230
   Total Return *                                  -5.23%***            -2.22%***                  4.19%             -26.06%
   Ratio of Expenses **                                1.40%                1.40%                  1.40%               1.40%

Period ended December 31, 2000

   Unit Value                                            n/a                  n/a             $ 9.297484         $ 11.218801
   Total Return *                                        n/a                  n/a                 -6.93%             -18.98%
   Ratio of Expenses **                                  n/a                  n/a                  1.40%               1.40%


                                            JNL/Putnam            JNL/Putnam
                                          International         Midcap Growth
                                         Equity Portfolio       Portfolio (a)
                                       ---------------------  -------------------
                                       ---------------------  -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                  $ 13.677913           $ 7.631388
   Total Return *                                    14.89%               17.15%
   Ratio of Expenses **                               1.25%                1.25%

Period ended December 31, 2003

    Unit Value                                  $ 11.904771           $ 6.514304
   Total Return *                                  7.68%***             3.10%***
   Ratio of Expenses **                               1.25%                1.25%

Period ended December 31, 2002

   Unit Value                                    $ 6.910248           $ 5.096737
   Total Return *                                   -21.69%              -30.30%
   Ratio of Expenses **                               1.40%                1.40%

Period ended December 31, 2001

   Unit Value                                    $ 8.823666           $ 7.312892
   Total Return *                                   -21.40%              -27.99%
   Ratio of Expenses **                               1.40%                1.40%

Period ended December 31, 2000

   Unit Value                                   $ 11.226356          $ 10.155592
   Total Return *                                   -15.18%             1.56%***
   Ratio of Expenses **                               1.40%                1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Commencement of operations May 1, 2001.

(c)  Commencement of operations October 29, 2001.

(d)  Inception date July 22, 2002.

(e)  Inception date October 1, 2004.

(f)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                JNL/MCM             JNL/MCM            JNL/MCM         JNL/Oppenheimer
                                               The S&P(R)          Value Line            VIP            Global Growth
                                           10 Portfolio (d)     25 Portfolio (e)    Portfolio (e)       Portfolio (b)
                                          -------------------- ------------------- -----------------  -------------------
                                          -------------------- ------------------- -----------------  -------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                         $ 16,372            $ 13,941             $ 311              $ 5,284
   Units Outstanding (in thousands)                     1,266               1,228                28                  474
   Investment Income Ratio *                            0.00%               0.00%             0.25%                0.18%

Period ended December 31, 2003

   Net Assets (in thousands)                          $ 8,406                 n/a               n/a              $ 2,389
   Units Outstanding (in thousands)                       749                 n/a               n/a                  248
   Investment Income Ratio *                            0.00%                 n/a               n/a                0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                            $ 235                 n/a               n/a                $ 925
   Units Outstanding (in thousands)                        25                 n/a               n/a                  133
   Investment Income Ratio *                            0.00%                 n/a               n/a                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                              n/a                 n/a               n/a                $ 807
   Units Outstanding (in thousands)                       n/a                 n/a               n/a                   89
   Investment Income Ratio *                              n/a                 n/a               n/a                0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                              n/a                 n/a               n/a                  n/a
   Units Outstanding (in thousands)                       n/a                 n/a               n/a                  n/a
   Investment Income Ratio *                              n/a                 n/a               n/a                  n/a



                                          JNL/Oppenheimer         JNL/PIMCO              JNL/PPM             JNL/Putnam
                                               Growth            Total Return       America High Yield          Equity
                                           Portfolio (b)      Bond Portfolio (c)    Bond Portfolio (f)        Portfolio
                                        --------------------  -------------------  ---------------------  ------------------
                                        --------------------  -------------------  ---------------------  ------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                        $ 1,446             $ 15,501                    $ -             $ 3,154
   Units Outstanding (in thousands)                     178                1,210                      -                 352
   Investment Income Ratio *                          0.00%                2.05%                  4.93%               0.58%

Period ended December 31, 2003

   Net Assets (in thousands)                          $ 680              $ 8,875               $ 11,551             $ 3,386
   Units Outstanding (in thousands)                      85                  747                    900                 427
   Investment Income Ratio *                          0.00%                1.69%                  8.22%               0.32%

Period ended December 31, 2002

   Net Assets (in thousands)                          $ 445              $ 5,768                $ 4,746             $ 3,019
   Units Outstanding (in thousands)                      64                  540                    481                 486
   Investment Income Ratio *                          0.00%                0.03%                  8.93%               0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                          $ 441                $ 400                $ 4,339             $ 4,856
   Units Outstanding (in thousands)                      47                   41                    447                 586
   Investment Income Ratio *                          0.20%                2.44%                 11.88%               0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                            n/a              $ 2,179                $ 7,801             $ 2,989
   Units Outstanding (in thousands)                     n/a                  234                    695                 266
   Investment Income Ratio *                            n/a                0.00%                  0.00%               0.00%



                                            JNL/Putnam            JNL/Putnam
                                          International         Midcap Growth
                                         Equity Portfolio       Portfolio (a)
                                       ---------------------  -------------------
                                       ---------------------  -------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                        $ 3,078              $ 1,793
   Units Outstanding (in thousands)                     295                  228
   Investment Income Ratio *                          1.34%                0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                        $ 2,389              $ 1,354
   Units Outstanding (in thousands)                     268                  199
   Investment Income Ratio *                          1.77%                0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                        $ 1,942                $ 902
   Units Outstanding (in thousands)                     281                  171
   Investment Income Ratio *                          0.87%                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                        $ 2,724              $ 1,201
   Units Outstanding (in thousands)                     309                  159
   Investment Income Ratio *                          0.73%                0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                          $ 556              $ 7,726
   Units Outstanding (in thousands)                      55                  752
   Investment Income Ratio *                          0.00%                0.00%



* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.

(b)  Commencement of operations May 1, 2001.

(c)  Commencement of operations October 29, 2001.

(d)  Inception date July 22, 2002.

(e)  Inception date October 1, 2004.

(f)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                               JNL/Putnam            JNL/S&P               JNL/S&P           JNL/S&P Core
                                              Value Equity        Core Index 50         Core Index 75          Index 100
                                               Portfolio        Portfolio (b)(e)      Portfolio (c)(e)     Portfolio (a)(e)
                                           ------------------- --------------------  -------------------- --------------------
                                           ------------------- --------------------  -------------------- --------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                    $ 16.007678           $ 9.619537            $ 9.764111          $ 10.057638
   Total Return *                                    5.96%***            -2.30%***              3.24%***            -1.61%***
   Ratio of Expenses **                                 3.62%                3.52%                 3.62%                2.92%

Period ended December 31, 2003

    Unit Value                                    $ 16.232717           $ 9.818384           $ 12.991655          $ 10.072370
   Total Return *                                    7.18%***             5.32%***             24.20%***             1.00%***
   Ratio of Expenses **                                 2.80%                2.27%                 1.82%                2.47%

Period ended December 31, 2002

   Unit Value                                     $ 13.924386                  n/a                   n/a           $ 8.450679
   Total Return *                                    7.56%***                  n/a                   n/a            -1.18%***
   Ratio of Expenses **                                 2.30%                  n/a                   n/a                2.45%

Period ended December 31, 2001

   Unit Value                                      $ 9.139763                  n/a                   n/a                  n/a
   Total Return *                                   -8.60%***                  n/a                   n/a                  n/a
   Ratio of Expenses **                                1.825%                  n/a                   n/a                  n/a

Period ended December 31, 2000

   Unit Value                                     $ 10.273964                  n/a                   n/a                  n/a
   Total Return *                                       5.48%                  n/a                   n/a                  n/a
   Ratio of Expenses **                                 1.40%                  n/a                   n/a                  n/a



                                                 JNL/S&P                                      JNL/S&P             JNL/S&P
                                                  Equity                 JNL/S&P              Managed             Managed
                                            Aggressive Growth         Equity Growth         Aggressive         Conservative
                                             Portfolio I (e)         Portfolio I (e)     Growth Portfolio      Portfolio (d)
                                          -----------------------  --------------------  ------------------  ------------------
                                          -----------------------  --------------------  ------------------  ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                        $ 9.372908            $ 9.138399         $ 11.027755         $ 10.277468
   Total Return *                                      -3.45%***             -3.58%***            8.15%***            1.21%***
   Ratio of Expenses **                                    3.52%                 3.52%               3.47%               2.92%

Period ended December 31, 2003

    Unit Value                                        $ 9.999892            $ 9.685254         $ 10.536610                 n/a
   Total Return *                                         26.98%             26.41%***            7.96%***                 n/a
   Ratio of Expenses **                                    2.30%                 2.45%               2.80%                 n/a

Period ended December 31, 2002

   Unit Value                                         $ 7.875145            $ 7.715736          $ 8.750197                 n/a
   Total Return *                                       5.95%***              9.08%***            8.67%***                 n/a
   Ratio of Expenses **                                    2.30%                 2.30%               2.30%                 n/a

Period ended December 31, 2001

   Unit Value                                         $ 9.559577            $ 8.603629          $ 9.060847                 n/a
   Total Return *                                      -4.40%***            -13.96%***           -9.39%***                 n/a
   Ratio of Expenses **                                   1.825%                1.825%              1.825%                 n/a

Period ended December 31, 2000

   Unit Value                                        $ 11.182167           $ 11.215864         $ 10.826340                 n/a
   Total Return *                                        -16.38%               -15.25%             -10.63%                 n/a
   Ratio of Expenses **                                    1.40%                 1.40%               1.40%                 n/a



                                                                  JNL/S&P
                                              JNL/S&P             Managed
                                              Managed             Moderate
                                          Growth Portfolio     Portfolio (d)
                                         -------------------  -----------------
                                         -------------------  -----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                  $ 11.080077        $ 10.466154
   Total Return *                                  8.85%***           1.87%***
   Ratio of Expenses **                               3.67%              2.92%

Period ended December 31, 2003

    Unit Value                                  $ 10.845506                n/a
   Total Return *                                  6.85%***                n/a
   Ratio of Expenses **                               2.80%                n/a

Period ended December 31, 2002

   Unit Value                                    $ 9.381822                n/a
   Total Return *                                 -1.79%***                n/a
   Ratio of Expenses **                               2.30%                n/a

Period ended December 31, 2001

   Unit Value                                    $ 9.134164                n/a
   Total Return *                                 -8.66%***                n/a
   Ratio of Expenses **                              1.825%                n/a

Period ended December 31, 2000

   Unit Value                                   $ 11.095608                n/a
   Total Return *                                    -5.67%                n/a
   Ratio of Expenses **                               1.40%                n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations July 22, 2002.

(b)  Commencement of operations February 3, 2003.

(c)  Commencement of operations April 15, 2003.

(d)  Inception date October 1, 2004.

(e)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                               JNL/Putnam            JNL/S&P               JNL/S&P           JNL/S&P Core
                                              Value Equity        Core Index 50         Core Index 75          Index 100
                                               Portfolio        Portfolio (b)(e)      Portfolio (c)(e)     Portfolio (a)(e)
                                           ------------------- --------------------  -------------------- --------------------
                                           ------------------- --------------------  -------------------- --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                    $ 20.132020          $ 10.230340           $ 10.411346          $ 10.526501
   Total Return *                                       8.54%                2.13%                 0.85%                2.01%
   Ratio of Expenses **                                 1.25%                1.25%                 1.25%                1.25%

Period ended December 31, 2003

    Unit Value                                    $ 18.547694          $ 10.016562           $ 13.060454          $ 10.318947
   Total Return *                                    3.68%***             7.81%***             24.73%***             4.30%***
   Ratio of Expenses **                                 1.25%                1.25%                 1.40%                1.25%

Period ended December 31, 2002

   Unit Value                                      $ 7.499085                  n/a                   n/a          $ 10.446153
   Total Return *                                     -20.98%                  n/a                   n/a             4.46%***
   Ratio of Expenses **                                 1.40%                  n/a                   n/a                1.40%

Period ended December 31, 2001

   Unit Value                                      $ 9.490032                  n/a                   n/a                  n/a
   Total Return *                                      -7.63%                  n/a                   n/a                  n/a
   Ratio of Expenses **                                 1.40%                  n/a                   n/a                  n/a

Period ended December 31, 2000

   Unit Value                                     $ 10.273964                  n/a                   n/a                  n/a
   Total Return *                                       5.48%                  n/a                   n/a                  n/a
   Ratio of Expenses **                                 1.40%                  n/a                   n/a                  n/a



                                                JNL/S&P                                      JNL/S&P             JNL/S&P
                                                 Equity                 JNL/S&P              Managed             Managed
                                           Aggressive Growth         Equity Growth         Aggressive         Conservative
                                            Portfolio I (e)         Portfolio I (e)     Growth Portfolio      Portfolio (d)
                                         -----------------------  --------------------  ------------------  ------------------
                                         -----------------------  --------------------  ------------------  ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                      $ 10.855254           $ 10.584990         $ 12.808455         $ 10.316431
   Total Return *                                         2.34%                 2.04%              11.22%               2.75%
   Ratio of Expenses **                                   1.25%                 1.25%               1.25%               1.35%

Period ended December 31, 2003

    Unit Value                                      $ 10.607104           $ 10.373531         $ 11.516429                 n/a
   Total Return *                                      9.56%***              7.05%***            7.42%***                 n/a
   Ratio of Expenses **                                   1.25%                 1.25%               1.25%                 n/a

Period ended December 31, 2002

   Unit Value                                        $ 7.199696            $ 7.163703          $ 7.694273                 n/a
   Total Return *                                       -24.28%               -24.40%             -19.39%                 n/a
   Ratio of Expenses **                                   1.40%                 1.40%               1.40%                 n/a

Period ended December 31, 2001

   Unit Value                                        $ 9.508571            $ 9.476264          $ 9.545538                 n/a
   Total Return *                                       -14.97%               -15.51%             -11.83%                 n/a
   Ratio of Expenses **                                   1.40%                 1.40%               1.40%                 n/a

Period ended December 31, 2000

   Unit Value                                       $ 11.182167           $ 11.215864         $ 10.826340                 n/a
   Total Return *                                       -16.38%               -15.25%             -10.63%                 n/a
   Ratio of Expenses **                                   1.40%                 1.40%               1.40%                 n/a


                                                                 JNL/S&P
                                             JNL/S&P             Managed
                                             Managed             Moderate
                                         Growth Portfolio     Portfolio (d)
                                        -------------------  -----------------
                                        -------------------  -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                 $ 13.042053        $ 10.505783
   Total Return *                                   10.03%              1.80%
   Ratio of Expenses **                              1.25%              1.35%

Period ended December 31, 2003

    Unit Value                                 $ 11.853609                n/a
   Total Return *                                 5.00%***                n/a
   Ratio of Expenses **                              1.25%                n/a

Period ended December 31, 2002

   Unit Value                                   $ 8.757295                n/a
   Total Return *                                  -13.62%                n/a
   Ratio of Expenses **                              1.40%                n/a

Period ended December 31, 2001

   Unit Value                                  $ 10.137740                n/a
   Total Return *                                   -8.63%                n/a
   Ratio of Expenses **                              1.40%                n/a

Period ended December 31, 2000

   Unit Value                                  $ 11.095608                n/a
   Total Return *                                   -5.67%                n/a
   Ratio of Expenses **                              1.40%                n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations July 22, 2002.

(b)  Commencement of operations February 3, 2003.

(c)  Commencement of operations April 15, 2003.

(d)  Inception date October 1, 2004.

(e)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                               JNL/Putnam            JNL/S&P               JNL/S&P           JNL/S&P Core
                                              Value Equity        Core Index 50         Core Index 75          Index 100
                                               Portfolio        Portfolio (b)(e)      Portfolio (c)(e)     Portfolio (a)(e)
                                           ------------------- --------------------  -------------------- --------------------
                                           ------------------- --------------------  -------------------- --------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                          $ 7,086                  $ -                   $ -                  $ -
   Units Outstanding (in thousands)                       660                    -                     -                    -
   Investment Income Ratio *                            1.41%                0.35%                 0.67%                0.84%

Period ended December 31, 2003

   Net Assets (in thousands)                          $ 6,930                $ 381                  $ 62                $ 521
   Units Outstanding (in thousands)                       724                   36                     5                   51
   Investment Income Ratio *                            1.21%                0.18%                 0.75%                1.07%

Period ended December 31, 2002

   Net Assets (in thousands)                          $ 5,875                  n/a                   n/a                 $ 48
   Units Outstanding (in thousands)                       787                  n/a                   n/a                    6
   Investment Income Ratio *                            0.97%                  n/a                   n/a                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                          $ 9,185                  n/a                   n/a                  n/a
   Units Outstanding (in thousands)                       972                  n/a                   n/a                  n/a
   Investment Income Ratio *                            1.06%                  n/a                   n/a                  n/a

Period ended December 31, 2000

   Net Assets (in thousands)                              n/a                  n/a                   n/a              $ 1,394
   Units Outstanding (in thousands)                       n/a                  n/a                   n/a                  125
   Investment Income Ratio *                              n/a                  n/a                   n/a                0.00%



                                                JNL/S&P                                      JNL/S&P             JNL/S&P
                                                 Equity                 JNL/S&P              Managed             Managed
                                           Aggressive Growth         Equity Growth         Aggressive         Conservative
                                            Portfolio I (e)         Portfolio I (e)     Growth Portfolio      Portfolio (d)
                                         -----------------------  --------------------  ------------------  ------------------
                                         -----------------------  --------------------  ------------------  ------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                                $ -                   $ -            $ 62,568             $ 1,200
   Units Outstanding (in thousands)                           -                     -               5,414                 116
   Investment Income Ratio *                              0.06%                 0.11%               0.29%               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                            $ 2,020              $ 23,904             $ 7,524                 n/a
   Units Outstanding (in thousands)                         213                 2,576                 740                 n/a
   Investment Income Ratio *                              0.00%                 0.02%               1.65%                 n/a

Period ended December 31, 2002

   Net Assets (in thousands)                            $ 1,280               $ 5,701             $ 4,415                 n/a
   Units Outstanding (in thousands)                         174                   827                 571                 n/a
   Investment Income Ratio *                              0.08%                 0.12%               1.22%                 n/a

Period ended December 31, 2001

   Net Assets (in thousands)                            $ 1,235               $ 5,793             $ 4,263                 n/a
   Units Outstanding (in thousands)                         130                   630                 450                 n/a
   Investment Income Ratio *                              2.76%                 2.99%               3.24%                 n/a

Period ended December 31, 2000

   Net Assets (in thousands)                            $ 3,927               $ 4,321                 n/a             $ 4,153
   Units Outstanding (in thousands)                         350                   399                 n/a                 374
   Investment Income Ratio *                              0.00%                 0.00%                 n/a               0.00%



                                                                 JNL/S&P
                                             JNL/S&P             Managed
                                             Managed             Moderate
                                         Growth Portfolio     Portfolio (d)
                                        -------------------  -----------------
                                        -------------------  -----------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                      $ 60,447            $ 1,936
   Units Outstanding (in thousands)                  5,037                185
   Investment Income Ratio *                         0.68%              0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                      $ 31,119                n/a
   Units Outstanding (in thousands)                  2,931                n/a
   Investment Income Ratio *                         2.35%                n/a

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 14,462                n/a
   Units Outstanding (in thousands)                  1,725                n/a
   Investment Income Ratio *                         1.49%                n/a

Period ended December 31, 2001

   Net Assets (in thousands)                      $ 11,001                n/a
   Units Outstanding (in thousands)                  1,129                n/a
   Investment Income Ratio *                         4.41%                n/a

Period ended December 31, 2000

   Net Assets (in thousands)                           n/a
   Units Outstanding (in thousands)                    n/a
   Investment Income Ratio *                           n/a


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations July 22, 2002.

(b)  Commencement of operations February 3, 2003.

(c)  Commencement of operations April 15, 2003.

(d)  Inception date October 1, 2004.

(e)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                    JNL/S&P               JNL/              JNL/Salomon         JNL/Salomon
                                                    Managed             S&P Very           Brothers High          Brothers
                                                   Moderate         Aggressive Growth        Yield Bond        Strategic Bond
                                               Growth Portfolio      Portfolio I (d)       Portfolio (c)         Portfolio
                                              -------------------- --------------------  ------------------- -------------------
                                              -------------------- --------------------  ------------------- -------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                        $ 10.855567          $ 10.047853          $ 11.889185         $ 15.511811
   Total Return *                                        6.59%***             2.33%***             2.55%***             5.6%***
   Ratio of Expenses **                                     3.62%                3.17%                2.80%               3.30%

Period ended December 31, 2003

    Unit Value                                        $ 10.766868          $ 10.162512                  n/a         $ 15.657991
   Total Return *                                        7.47%***            11.62%***                  n/a            1.49%***
   Ratio of Expenses **                                     2.80%                2.80%                  n/a               2.80%

Period ended December 31, 2002

   Unit Value                                          $ 9.628911           $ 8.215024                  n/a         $ 15.121315
   Total Return *                                        6.28%***            -2.21%***                  n/a            6.43%***
   Ratio of Expenses **                                     2.30%                2.30%                  n/a               1.96%

Period ended December 31, 2001

   Unit Value                                          $ 9.596988           $ 9.045384                  n/a         $ 10.318554
   Total Return *                                       -4.03%***            -9.55%***                  n/a            3.19%***
   Ratio of Expenses **                                    1.825%               1.825%                  n/a              1.825%

Period ended December 31, 2000

   Unit Value                                         $ 10.667420          $ 10.455100                  n/a         $ 10.685887
   Total Return *                                          -2.99%              -18.31%                  n/a               5.69%
   Ratio of Expenses **                                     1.40%                1.40%                  n/a               1.40%



                                              JNL/Salomon
                                               Brothers
                                            U.S. Government         JNL/Select         JNL/Select           JNL/Select
                                               & Quality             Balanced         Global Growth          Large Cap
                                            Bond Portfolio         Portfolio (a)        Portfolio        Growth Portfolio
                                         ----------------------  ------------------ ------------------  --------------------
                                         ----------------------  ------------------ ------------------  --------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                     $ 12.131268         $ 19.174464        $ 20.974400           $ 22.554973
   Total Return *                                     3.03%***            6.33%***           7.07%***             -0.27%***
   Ratio of Expenses **                                  4.00%               3.30%              2.45%                 2.92%

Period ended December 31, 2003

    Unit Value                                     $ 13.678008         $ 18.663530         $ 9.192404           $ 22.334683
   Total Return *                                     2.27%***            8.93%***             22.25%             34.44%***
   Ratio of Expenses **                                  2.65%               2.80%              1.40%                2.095%

Period ended December 31, 2002

   Unit Value                                      $ 14.076853         $ 16.402339         $ 7.519648           $ 17.011265
   Total Return *                                     0.70%***            0.95%***            -28.13%             -2.38%***
   Ratio of Expenses **                                  2.45%               2.30%              1.40%                 1.96%

Period ended December 31, 2001

   Unit Value                                      $ 10.464504         $ 10.126429        $ 10.462604            $ 8.035502
   Total Return *                                     4.65%***            1.26%***            -24.58%            -19.64%***
   Ratio of Expenses **                                 1.825%              1.825%              1.40%                1.825%

Period ended December 31, 2000

   Unit Value                                      $ 10.653265         $ 10.524415        $ 13.871569           $ 13.174866
   Total Return *                                        9.86%               6.75%            -19.41%               -22.04%
   Ratio of Expenses **                                  1.40%               1.40%              1.40%                 1.40%


                                           JNL/Select               JNL/
                                          Money Market          Select Value
                                            Portfolio          Portfolio (b)
                                       --------------------  -------------------
                                       --------------------  -------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                 $ 10.845774          $ 15.642396
   Total Return *                                -0.50%***             8.66%***
   Ratio of Expenses **                              2.65%                3.62%

Period ended December 31, 2003

    Unit Value                                 $ 11.243546          $ 14.281771
   Total Return *                                -1.73%***            10.54%***
   Ratio of Expenses **                              2.45%                2.65%

Period ended December 31, 2002

   Unit Value                                  $ 11.601511          $ 10.915943
   Total Return *                                -0.17%***            -0.43%***
   Ratio of Expenses **                              2.30%                1.96%

Period ended December 31, 2001

   Unit Value                                  $ 10.041177                  n/a
   Total Return *                                 0.41%***                  n/a
   Ratio of Expenses **                             1.825%                  n/a

Period ended December 31, 2000

   Unit Value                                  $ 10.787298                  n/a
   Total Return *                                    4.39%                  n/a
   Ratio of Expenses **                              1.40%                  n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date September 30, 2002.

(c)  Commencement of operations October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.




JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                    JNL/S&P               JNL/              JNL/Salomon         JNL/Salomon
                                                    Managed             S&P Very           Brothers High          Brothers
                                                   Moderate         Aggressive Growth        Yield Bond        Strategic Bond
                                               Growth Portfolio      Portfolio I (d)       Portfolio (c)         Portfolio
                                              -------------------- --------------------  ------------------- -------------------
                                              -------------------- --------------------  ------------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                        $ 12.733662          $ 11.384935          $ 13.354808         $ 19.175338
   Total Return *                                           8.21%                2.47%                2.98%               7.39%
   Ratio of Expenses **                                     1.25%                1.25%                1.10%               1.10%

Period ended December 31, 2003

    Unit Value                                        $ 11.767229          $ 11.110472                  n/a         $ 17.900578
   Total Return *                                        4.84%***             8.25%***                  n/a            2.12%***
   Ratio of Expenses **                                     1.25%                1.25%                  n/a               1.25%

Period ended December 31, 2002

   Unit Value                                          $ 9.046263           $ 6.735581                  n/a         $ 12.028236
   Total Return *                                          -9.75%              -24.26%                  n/a               6.87%
   Ratio of Expenses **                                     1.40%                1.40%                  n/a               1.40%

Period ended December 31, 2001

   Unit Value                                         $ 10.023547           $ 8.893409                  n/a         $ 11.254871
   Total Return *                                          -6.04%              -14.94%                  n/a               5.32%
   Ratio of Expenses **                                     1.40%                1.40%                  n/a               1.40%

Period ended December 31, 2000

   Unit Value                                         $ 10.667420          $ 10.455100                  n/a         $ 10.685887
   Total Return *                                          -2.99%              -18.31%                  n/a               5.69%
   Ratio of Expenses **                                     1.40%                1.40%                  n/a               1.40%




                                                JNL/Salomon
                                                 Brothers
                                              U.S. Government         JNL/Select         JNL/Select           JNL/Select
                                                 & Quality             Balanced         Global Growth          Large Cap
                                              Bond Portfolio         Portfolio (a)        Portfolio        Growth Portfolio
                                           ----------------------  ------------------ ------------------  --------------------
                                           ----------------------  ------------------ ------------------  --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                       $ 15.810068         $ 23.363167        $ 23.321437           $ 26.494836
   Total Return *                                          2.56%               9.50%             15.90%                 8.24%
   Ratio of Expenses **                                    1.25%               1.25%              1.35%                 1.25%

Period ended December 31, 2003

    Unit Value                                       $ 15.415351         $ 21.336632         $ 9.192404            $ 8.387840
   Total Return *                                       0.93%***            4.62%***             22.25%                33.57%
   Ratio of Expenses **                                    1.25%               1.25%              1.40%                 1.40%

Period ended December 31, 2002

   Unit Value                                        $ 12.356886         $ 11.096203         $ 7.519648            $ 6.279575
   Total Return *                                          9.92%              -3.30%            -28.13%               -30.73%
   Ratio of Expenses **                                    1.40%               1.40%              1.40%                 1.40%

Period ended December 31, 2001

   Unit Value                                        $ 11.241325         $ 11.474475        $ 10.462604            $ 9.065884
   Total Return *                                          5.52%               9.03%            -24.58%               -31.19%
   Ratio of Expenses **                                    1.40%               1.40%              1.40%                 1.40%

Period ended December 31, 2000

   Unit Value                                        $ 10.653265         $ 10.524415        $ 13.871569           $ 13.174866
   Total Return *                                          9.86%               6.75%            -19.41%               -22.04%
   Ratio of Expenses **                                    1.40%               1.40%              1.40%                 1.40%



                                             JNL/Select               JNL/
                                            Money Market          Select Value
                                              Portfolio          Portfolio (b)
                                         --------------------  -------------------
                                         --------------------  -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                   $ 12.413013          $ 16.556485
   Total Return *                                     -0.47%               10.10%
   Ratio of Expenses **                                1.25%                1.10%

Period ended December 31, 2003

    Unit Value                                   $ 12.471394          $ 14.557751
   Total Return *                                  -0.20%***            10.75%***
   Ratio of Expenses **                                1.25%                1.25%

Period ended December 31, 2002

   Unit Value                                    $ 10.964243            10.930421
   Total Return *                                     -0.34%             9.30%***
   Ratio of Expenses **                                1.40%                1.40%

Period ended December 31, 2001

   Unit Value                                    $ 11.001639                  n/a
   Total Return *                                      1.99%                  n/a
   Ratio of Expenses **                                1.40%                  n/a

Period ended December 31, 2000

   Unit Value                                    $ 10.787298                  n/a
   Total Return *                                      4.39%                  n/a
   Ratio of Expenses **                                1.40%                  n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date September 30, 2002.

(c)  Commencement of operations October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                    JNL/S&P               JNL/              JNL/Salomon         JNL/Salomon
                                                    Managed             S&P Very           Brothers High          Brothers
                                                   Moderate         Aggressive Growth        Yield Bond        Strategic Bond
                                               Growth Portfolio      Portfolio I (d)       Portfolio (c)         Portfolio
                                              -------------------- --------------------  ------------------- -------------------
                                              -------------------- --------------------  ------------------- -------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                             $ 37,844                  $ -             $ 13,234             $ 6,028
   Units Outstanding (in thousands)                         3,187                    -                1,124                 386
   Investment Income Ratio *                                1.18%                0.02%                2.29%               5.47%

Period ended December 31, 2003

   Net Assets (in thousands)                                  n/a              $ 1,844                  n/a             $ 4,498
   Units Outstanding (in thousands)                           n/a                  200                  n/a                 325
   Investment Income Ratio *                                  n/a                0.00%                  n/a               5.83%

Period ended December 31, 2002

   Net Assets (in thousands)                                  n/a              $ 1,102                  n/a             $ 2,484
   Units Outstanding (in thousands)                           n/a                  160                  n/a                 210
   Investment Income Ratio *                                  n/a                0.07%                  n/a               6.62%

Period ended December 31, 2001

   Net Assets (in thousands)                                  n/a              $ 1,557                  n/a             $ 1,890
   Units Outstanding (in thousands)                           n/a                  174                  n/a                 171
   Investment Income Ratio *                                  n/a                3.37%                  n/a               7.94%

Period ended December 31, 2000

   Net Assets (in thousands)                                  n/a              $ 1,013                  n/a               $ 874
   Units Outstanding (in thousands)                           n/a                   97                  n/a                  82
   Investment Income Ratio *                                  n/a                0.00%                  n/a               0.00%



                                                  JNL/Salomon
                                                   Brothers
                                                U.S. Government         JNL/Select         JNL/Select           JNL/Select
                                                   & Quality             Balanced         Global Growth          Large Cap
                                                Bond Portfolio         Portfolio (a)        Portfolio        Growth Portfolio
                                             ----------------------  ------------------ ------------------  --------------------
                                             ----------------------  ------------------ ------------------  --------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                               $ 7,842            $ 10,923            $ 3,654               $ 7,131
   Units Outstanding (in thousands)                            601                 655                357                   698
   Investment Income Ratio *                                 4.55%               0.12%              0.00%                 0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                               $ 7,946             $ 8,249            $ 3,865               $ 6,730
   Units Outstanding (in thousands)                            639                 594                420                   805
   Investment Income Ratio *                                 2.99%               2.47%              0.00%                 0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                               $ 9,857             $ 5,043            $ 4,437               $ 7,590
   Units Outstanding (in thousands)                            804                 466                590                 1,216
   Investment Income Ratio *                                 4.67%               2.91%              0.67%                 0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                               $ 5,401             $ 5,082            $ 8,505              $ 14,054
   Units Outstanding (in thousands)                            489                 451                813                 1,555
   Investment Income Ratio *                                 5.70%               3.70%              1.39%                 0.05%

Period ended December 31, 2000

   Net Assets (in thousands)                               $ 2,883             $ 3,080           $ 14,424              $ 23,447
   Units Outstanding (in thousands)                            271                 293              1,040                 1,780
   Investment Income Ratio *                                 0.00%               0.00%              0.00%                 0.00%




                                              JNL/Select               JNL/
                                             Money Market          Select Value
                                               Portfolio          Portfolio (b)
                                          --------------------  -------------------
                                          --------------------  -------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                          $ 5,218              $ 3,446
   Units Outstanding (in thousands)                       469                  212
   Investment Income Ratio *                            0.90%                0.51%

Period ended December 31, 2003

   Net Assets (in thousands)                          $ 2,367              $ 1,133
   Units Outstanding (in thousands)                       218                   79
   Investment Income Ratio *                            0.47%                0.65%

Period ended December 31, 2002

   Net Assets (in thousands)                          $ 5,567                  $ 8
   Units Outstanding (in thousands)                       515                    1
   Investment Income Ratio *                            1.06%                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                          $ 6,939                  n/a
   Units Outstanding (in thousands)                       642                  n/a
   Investment Income Ratio *                            3.19%                  n/a

Period ended December 31, 2000

   Net Assets (in thousands)                          $ 4,209                  n/a
   Units Outstanding (in thousands)                       390                  n/a
   Investment Income Ratio *                            0.00%                  n/a


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.

(b)  Inception date September 30, 2002.

(c)  Commencement of operations October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                             JNL/T.Rowe           JNL/T. Rowe
                                                Price            Price Mid-Cap         JNL/T. Rowe
                                             Established             Growth            Price Value
                                          Growth Portfolio         Portfolio          Portfolio (a)
                                         --------------------  ------------------- --------------------
                                         --------------------  ------------------- --------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                   $ 20.072064          $ 26.056234          $ 11.931595
   Total Return *                                   9.98%***            15.51%***             9.03%***
   Ratio of Expenses **                                4.00%                4.00%               3.595%

Period ended December 31, 2003

    Unit Value                                   $ 21.512152          $ 25.806374          $ 11.052515
   Total Return *                                   0.17%***            12.36%***             9.05%***
   Ratio of Expenses **                                2.57%                2.65%                2.80%

Period ended December 31, 2002

   Unit Value                                    $ 17.709824          $ 19.422769           $ 8.834614
   Total Return *                                   1.07%***            -5.05%***            16.14%***
   Ratio of Expenses **                                1.96%                2.45%                2.45%

Period ended December 31, 2001

   Unit Value                                     $ 9.212695           $ 9.476180           $ 9.499841
   Total Return *                                  -7.87%***            -5.24%***            -5.00%***
   Ratio of Expenses **                               1.825%               1.825%               1.825%

Period ended December 31, 2000

   Unit Value                                    $ 12.283983          $ 13.705900          $ 10.997229
   Total Return *                                     -1.71%                5.68%             9.97%***
   Ratio of Expenses **                                1.40%                1.40%                1.40%



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.




JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                             JNL/T.Rowe           JNL/T. Rowe
                                                Price            Price Mid-Cap         JNL/T. Rowe
                                             Established             Growth            Price Value
                                          Growth Portfolio         Portfolio          Portfolio (a)
                                         --------------------  ------------------- --------------------
                                         --------------------  ------------------- --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004

    Unit Value                                   $ 26.544267          $ 34.457964          $ 13.405862
   Total Return *                                      7.61%               11.96%               11.24%
   Ratio of Expenses **                                1.10%                1.10%                1.10%

Period ended December 31, 2003

    Unit Value                                   $ 24.109727          $ 29.136326          $ 11.699228
   Total Return *                                   6.23%***             7.39%***             7.28%***
   Ratio of Expenses **                                1.25%                1.25%                1.25%

Period ended December 31, 2002

   Unit Value                                     $ 8.220399          $ 10.248404           $ 8.961548
   Total Return *                                    -24.39%              -23.01%              -17.99%
   Ratio of Expenses **                                1.40%                1.40%                1.40%

Period ended December 31, 2001

   Unit Value                                    $ 10.872746          $ 13.312135          $ 10.927669
   Total Return *                                    -11.49%               -2.87%               -0.63%
   Ratio of Expenses **                                1.40%                1.40%                1.40%

Period ended December 31, 2000

   Unit Value                                    $ 12.283983          $ 13.705900          $ 10.997229
   Total Return *                                     -1.71%                5.68%             9.97%***
   Ratio of Expenses **                                1.40%                1.40%                1.40%



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                             JNL/T.Rowe           JNL/T. Rowe
                                                Price            Price Mid-Cap         JNL/T. Rowe
                                             Established             Growth            Price Value
                                          Growth Portfolio         Portfolio          Portfolio (a)
                                         --------------------  ------------------- --------------------
                                         --------------------  ------------------- --------------------

PORTFOLIO DATA

Period ended December 31, 2004

   Net Assets (in thousands)                        $ 11,067             $ 16,035             $ 13,899
   Units Outstanding (in thousands)                      700                  770                1,094
   Investment Income Ratio *                           0.51%                0.00%                0.93%

Period ended December 31, 2003

   Net Assets (in thousands)                         $ 5,939              $ 9,383              $ 5,681
   Units Outstanding (in thousands)                      516                  636                  519
   Investment Income Ratio *                           0.03%                0.00%                0.77%

Period ended December 31, 2002

   Net Assets (in thousands)                         $ 3,753              $ 4,315              $ 2,999
   Units Outstanding (in thousands)                      468                  447                  353
   Investment Income Ratio *                           0.09%                0.00%                0.01%

Period ended December 31, 2001

   Net Assets (in thousands)                         $ 6,297              $ 6,417              $ 3,142
   Units Outstanding (in thousands)                      590                  495                  301
   Investment Income Ratio *                           0.00%                0.00%                1.25%

Period ended December 31, 2000

   Net Assets (in thousands)                         $ 5,732              $ 6,525                $ 395
   Units Outstanding (in thousands)                      467                  476                   36
   Investment Income Ratio *                           0.00%                0.00%                0.00%



* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.


             Report of Independent Registered Public Accounting Firm



The Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in Note 1 of JNLNY Separate Account I (Separate Account) as of December 31, 2004, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2004 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of JNLNY Separate Account I as of December 31, 2004, and the results of its operations, changes in net assets and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.



Chicago, Illinois
February 25, 2005

                         Jackson National Life Insurance
                               Company of New York



                               [GRAPHIC OMITTED]














                              Financial Statements


                                December 31, 2004




Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2004

------------------------------------------------------------------




Report of Independent Registered Public Accounting Firm                                         1



Balance Sheets                                                                                  2



Income Statements                                                                               3



Statements of Stockholder's Equity and Comprehensive Income                                     4



Statements of Cash Flows                                                                        5



Notes to Financial Statements                                                                   6



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP



Chicago, Illinois
March 9, 2005

               Jackson National Life Insurance Company of New York
     (a wholly owned subsidiary of Jackson National Life Insurance Company)
                              Financial Statements



BALANCE SHEETS
(In thousands, except per share information)

-----------------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31,
ASSETS                                                                                 2004                2003
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Investments:
Cash and short-term investments                                                          $ 41,268            $ 38,609
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2004, $1,439,554; 2003, $1,369,729)                   1,517,222           1,457,302
Equities (cost: 2004, $201; 2003, $157)                                                       235                 148
Trading securities, at fair value (cost: $1,000)                                            1,084                   -
Policy loans                                                                                   24                   4
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total investments                                                                       1,559,833           1,496,063

Accrued investment income                                                                  20,512              19,911
Deferred acquisition costs                                                                 76,829              60,471
Deferred sales inducements                                                                  8,274               4,976
Reinsurance recoverable                                                                     1,235               1,051
Other assets                                                                                1,833                  69
Separate account assets                                                                   501,816             261,598
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total assets                                                                          $ 2,170,332         $ 1,844,139
                                                                                 =================   =================
                                                                                 =================   =================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits                                                       $ 1,764             $ 2,495
Deposits on investment contracts                                                        1,436,290           1,366,809
Claims payable                                                                             13,584               9,841
Securities lending payable                                                                 13,806              19,915
Deferred income taxes                                                                      11,125               9,857
Income taxes payable to Parent                                                              2,416                  28
Payable to Parent                                                                             323                 291
Other liabilities                                                                           6,175               6,148
Separate account liabilities                                                              501,816             261,598
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total liabilities                                                                       1,987,299           1,676,982
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------

STOCKHOLDER'S EQUITY
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding                                                          2,000               2,000
Additional paid-in capital                                                                141,000             141,000
Accumulated other comprehensive income, net of
tax of $10,972 in 2004 and $10,341 in 2003                                                 20,377              19,205
Retained earnings                                                                          19,656               4,952
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total stockholder's equity                                                                183,033             167,157
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total liabilities and stockholder's equity                                            $ 2,170,332         $ 1,844,139
                                                                                 =================   =================
                                                                                 =================   =================



                 See accompanying notes to financial statements.




Income Statements
(In thousands)

-----------------------------------------------------------------------------------------------------------------------

                                                                                   YEARS ENDED DECEMBER 31,
                                                                          2004               2003              2002
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
REVENUES
Premiums                                                                       $ (30)            $ 130             $ 148

Net investment income                                                         85,323            81,140            55,457

Net realized gains (losses) on investments                                     4,378               199           (15,161)

Fee income                                                                     9,687             5,392             3,382

Other income                                                                     116               117               106

                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Total revenues                                                                99,474            86,978            43,932
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

BENEFITS AND EXPENSES
Death benefits                                                                   206                 -                75
Interest credited on deposit liabilities                                      51,786            60,081            46,904
Increase (decrease) in reserve, net of reinsurance recoverables                 (914)               55             1,201
Other policyholder benefits                                                    5,191             6,360             4,713
Commissions                                                                   23,903            21,398            41,272
General and administrative expenses                                            3,988             4,147             5,092
Taxes, licenses and fees                                                         683             1,284             1,651
Deferral of acquisition costs                                                (23,522)          (22,586)          (43,934)
Deferral of sales inducements                                                 (4,680)           (7,628)           (8,273)
Amortization of deferred acquisition costs:
Attributable to operations                                                    14,896             7,694             4,097
Attributable to net realized gains (losses) on investments                     1,510                68            (3,570)
Amortization of deferred sales inducements:
Attributable to operations                                                     3,510             1,632             2,284
Attributable to net realized gains (losses) on investments                       295                14              (600)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Total benefits and expenses                                                   76,852            72,519            50,912
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Pretax income (loss)                                                          22,622            14,459            (6,980)
Income tax expense (benefit)                                                   7,918             5,061            (2,443)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET INCOME (LOSS)                                                           $ 14,704           $ 9,398          $ (4,537)
                                                                     ================   ===============   ===============
                                                                     ================   ===============   ===============







                 See accompanying notes to financial statements.



Statements of Stockholder's Equity and Comprehensive Income
(In thousands)

-----------------------------------------------------------------------------------------------------------------------

                                                                                  YEARS ENDED DECEMBER 31,
                                                                         2004               2003              2002
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
Common stock
Beginning and end of year                                                  $ 2,000            $ 2,000           $ 2,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                          141,000            141,000            71,000
Capital contributions                                                            -                  -            70,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                141,000            141,000           141,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                           19,205             15,409             2,957
Net unrealized investment gains, net of tax
of $631 in 2004; $2,044 in 2003 and
$6,705 in 2002                                                               1,172              3,796            12,452
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                 20,377             19,205            15,409
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                            4,952             (4,446)               91
Net income (loss)                                                           14,704              9,398            (4,537)
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                 19,656              4,952            (4,446)
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

TOTAL STOCKHOLDER'S EQUITY                                               $ 183,033          $ 167,157         $ 153,963
                                                                    ===============    ===============   ===============



                                                                                  YEARS ENDED DECEMBER 31,
                                                                         2004               2003              2002
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

Net income (loss)                                                         $ 14,704            $ 9,398          $ (4,537)
Net unrealized holding gains arising during the
period, net of tax of $2,318 in 2004;
$1,823 in 2003 and $5,128 in 2002                                            4,305              3,386             9,524
Reclassification adjustment for gains (losses) included
in net income, net of tax of $(1,687) in 2004;
$221 in 2003 and $1,576 in 2002                                             (3,133)               410             2,928
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

COMPREHENSIVE INCOME                                                      $ 15,876           $ 13,194           $ 7,915
                                                                    ===============    ===============   ===============
                                                                    ===============    ===============   ===============





                 See accompanying notes to financial statements.



Statements of Cash Flows
(In thousands)

-------------------------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                          2004               2003              2002
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                           $ 14,704           $ 9,398          $ (4,537)
Adjustments to reconcile net income (loss) to
net cash provided by (used in) operating activities:
Net realized (gains) losses on investments                                    (4,378)             (199)           15,161
Unrealized gains on trading portfolio                                            (84)                -                 -
Interest credited on deposit liabilities                                      51,786            60,081            46,904
Amortization of premium on investments                                         3,185             2,320                67
Deferred income tax provision                                                    637            (4,459)           (5,037)
Other charges                                                                    470             2,471             2,868
Change in:
Accrued investment income                                                       (601)           (3,021)           (8,461)
Deferred sales inducements and acquisition costs                              (7,991)          (20,807)          (49,996)
Trading portfolio activity, net                                                 (860)                -                 -
Income taxes payable to Parent                                                 2,388            (1,309)            1,337
Claims payable                                                                 3,743             8,473             1,368
Other assets and liabilities, net                                             (2,676)            1,463              (934)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                           60,323            54,411            (1,260)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities and equities available for sale:
Sales                                                                         80,100            54,029            20,108
Principal repayments, maturities, calls
and redemptions                                                              117,453            83,455            25,631
Purchases                                                                   (266,312)         (361,429)         (681,209)
Other investing activities                                                    (6,130)          (17,960)           28,326
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH USED IN INVESTING ACTIVITIES                                        (74,889)         (241,905)         (607,144)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                                     327,922           316,359           663,807
Withdrawals                                                                 (112,642)          (99,335)          (49,277)
Net transfers to separate accounts                                          (198,055)          (90,650)          (17,103)
Capital contribution                                                               -                 -            70,000
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                     17,225           126,374           667,427
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                                    2,659           (61,120)           59,023

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                            38,609            99,729            40,706
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                                $ 41,268          $ 38,609          $ 99,729
                                                                     ================   ===============   ===============
                                                                     ================   ===============   ===============





                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products (including immediate, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income (loss).

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     CHANGES IN ACCOUNTING PRINCIPLES
     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-1 until the FASB has resolved certain implementation issues. JNL/NY adopted the disclosure requirements of EITF 03-1 for the year ended December 31, 2004 and will continue to apply the other than temporary impairment guidance included in existing literature.

     Effective January 1, 2004, JNL/NY adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. The adoption of SOP 03-1 did not have a material impact on JNL/NY's results of operations or financial position.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income (loss) and net unrealized gains (losses) on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of fixed maturities is reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value reflected as investment income in the income statement.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $38.2 million and $47.5 million at December 31, 2004 and 2003, respectively, to reflect this adjustment.

     During 2002, poor equity market performance lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities became impaired. During 2002, the asset was reduced through increased amortization of approximately $1.0 million to reflect the impairment. No such deferred acquisition cost asset reductions were recorded in 2004 or 2003. However, further impairments or accelerated amortization of this deferred acquisition cost asset may result if future equity market returns are below assumed levels.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $8.1 million and $10.5 million at December 31, 2004 and 2003, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with JNL and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $349 thousand and $127 thousand in 2004 and 2003, respectively, is included as an increase in reserve, net of reinsurance recoverables in the income statement. The fair value of the embedded derivative of $476 thousand and $127 thousand at December 31, 2004 and 2003, respectively, is included in reserves for future policy benefits in the balance sheet.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $591 thousand in 2004 is included as a decrease in reserves in the income statement. The fair value of the embedded derivative of $565 thousand at December 31, 2004 is included as an offset to reserves for future policy benefits in the balance sheet.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 7.3%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $501.8 million and $261.6 million at December 31, 2004 and 2003, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

 3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the market value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. The nature of these cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. The nature of these cash flows can be quite varied. Accordingly, the Company evaluates the cash flows over a series of deterministic economic scenarios coupled with assumptions as to policyholder behavior regarding utilization of the benefit. Discount rates are the average return of the scenarios.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1,422.3 million and $1,351.7 million, respectively, at December 31, 2004 and $1,312.9 million and $1,276.6 million, respectively, at December 31, 2003.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $470.3 million and $243.6 million at December 31, 2004 and 2003, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2004, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2004, the carrying value of investments rated by the Company's investment advisor totaled $5.1 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                                                          PERCENT OF TOTAL
                                                          FIXED MATURITIES
     INVESTMENT RATING                                    DECEMBER 31, 2004
                                                     ---------------------------
                                                     ---------------------------
     AAA                                                         6.4%
     AA                                                          5.7
     A                                                          31.8
     BBB                                                        50.3
                                                     ---------------------------
                                                     ---------------------------
         Investment grade                                       94.2
                                                     ---------------------------
                                                     ---------------------------
     BB                                                          5.1
     B and below                                                 0.7
                                                     ---------------------------
                                                     ---------------------------
            Below investment grade                               5.8
                                                     ---------------------------
         Total fixed maturities                                100.0%
                                                     ---------------------------

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $0 and $0.1 million, respectively, at December 31, 2004. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2004 were $0 and $0.1 million, respectively, and for the 12 months preceding December 31, 2003 were $3.0 million and $3.2 million, respectively.

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturities are as follows (in thousands):

                                                                   GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2004                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                             $ 512              $ 20                $ -            $ 532
Public utilities                                   134,609            11,165                 32          145,742
Corporate securities                             1,095,411            65,530              2,130        1,158,811
Mortgage-backed securities                         209,022             4,037                922          212,137
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total                                          $ 1,439,554          $ 80,752            $ 3,084      $ 1,517,222
                                            ===============   ===============   ================  ===============



                                                                  GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2003                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                             $ 514              $ 21                $ -            $ 535
Public utilities                                   133,295            10,917                119          144,093
Corporate securities                             1,031,522            74,993              1,608        1,104,907
Mortgage-backed securities                         204,398             4,437              1,068          207,767
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total                                          $ 1,369,729          $ 90,368            $ 2,795      $ 1,457,302
                                            ===============   ===============   ================  ===============



     At December 31, 2004 and 2003, available for sale securities without a readily ascertainable market value having an amortized cost of $188.7 million and $157.4 million, respectively, had an estimated fair value of $192.2 million and $161.6 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                              AMORTIZED            FAIR
                                                 COST              VALUE
                                            ---------------   ----------------
Due in 1 year or less                           $   32,600         $   33,081
Due after 1 year through 5 years
                                                   329,565            346,978
Due after 5 years through 10 years
                                                   814,149            870,734
Due after 10 years through 20 years
                                                    49,159             48,950
Due after 20 years
                                                     5,059              5,342
Mortgage-backed securities
                                                   209,022            212,137
                                            ---------------   ----------------
Total                                          $ 1,439,554        $ 1,517,222
                                            ===============   ================


     Fixed maturities with a carrying value of $532.3 thousand and $535.2 thousand at December 31, 2004 and 2003, respectively, were on deposit with the State of New York as required by state insurance law.

     As of December 31, 2004, the fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER               TOTAL
                                --------------------------- -------------------------- ---------------------------
                                --------------------------- -------------------------- ---------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
                                   LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Public utilities                        $ 27       $ 2,974          $ 5       $ 1,013          $ 32       $ 3,987
Corporate securities                   1,470        86,597          660        17,340         2,130       103,937
Mortgage-backed securities               822        64,609          100         6,370           922        70,979
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Total temporarily impaired
securities                           $ 2,319     $ 154,180        $ 765      $ 24,723       $ 3,084     $ 178,903
                                ============= ============= ============ ============= ============= =============



     To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value and expectations for the amount and timing of a recovery in value.

     Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2004, 58.6% were investment grade, 4.7% were below investment grade and 36.7% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 57.5% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2004, the industries representing the larger unrealized losses included food producers (13.6% of fixed maturities gross unrealized losses) and energy and utilities (12.9%). Other debt securities in an unrealized loss position are primarily asset-backed securities, including collateralized debt obligations. As of December 31, 2004, asset-backed other debt securities represented 27.8% of fixed maturities gross unrealized losses, including 5.5% related to collateralized debt obligations. The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2004.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2004 are as follows (in thousands):

                                                                  GROSS
                                                                UNREALIZED
                                                                  LOSSES
                                                              ---------------
Less than one year                                                  $ 6
One to five years                                                   207
Five to ten years                                                 1,168
More than ten years                                                 781
Mortgage-backed securities                                          922
                                                              ---------------
Total gross unrealized losses                                   $ 3,084
                                                              ===============


     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2004 and 2003, the estimated fair value of loaned securities was $13.5 million and $19.5 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $13.8 million and $19.9 million at December 31, 2004 and 2003, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2004, 2003 and 2002 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $515 thousand, $562 thousand and $323 thousand in 2004, 2003 and 2002, respectively.

     Net realized investment gains (losses) on investments are as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                      2004              2003               2002
                                 ----------------  ----------------   ---------------
                                 ----------------  ----------------   ---------------
Sales of fixed maturities:
Gross gains                       $        5,322    $        4,032     $         296
Gross losses                              (1,594)           (3,638)           (3,090)
Sales of equities:
Gross gains                                  901                 -                 -
Impairment losses                           (251)             (195)          (12,367)
                                 ----------------  ----------------   ---------------
                                 ----------------  ----------------   ---------------
Total                                    $ 4,378             $ 199         $ (15,161)
                                 ================  ================   ===============
                                 ================  ================   ===============


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its credit worthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions, such as minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery, are usually determined to be temporary.

     To the extent factors contributing to the impairment losses recognized in 2004, 2003 and 2002 affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its structured securities, including asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

6.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200 thousand. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                      YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Direct premiums                                                   $ 619             $ 588             $ 553
Less reinsurance ceded:
Life                                                               (473)             (452)             (405)
Annuity                                                            (176)               (6)                -
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Net premiums                                                      $ (30)            $ 130             $ 148
                                                        ================  ================  ================
                                                        ================  ================  ================


     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                      DECEMBER 31,
                                                2004              2003
                                           ----------------  ----------------
                                           ----------------  ----------------
     Ceded reserves                                $ 1,227           $ 1,041
     Ceded-other                                         8                10
                                           ----------------  ----------------
                                           ----------------  ----------------
     Total                                         $ 1,235           $ 1,051
                                           ================  ================
                                           ================  ================

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Current tax expense                                             $ 7,281           $ 9,520           $ 2,594
Deferred tax expense (benefit)                                      637            (4,459)           (5,037)
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------

Income tax expense (benefit)                                    $ 7,918           $ 5,061          $ (2,443)
                                                        ================  ================  ================
                                                        ================  ================  ================


     The provisions for 2004, 2003 and 2002 differ from the amounts determined by multiplying pretax income (loss) by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $4.9 million, $10.8 million and $650 thousand were paid to JNL in 2004, 2003 and 2002, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):


                                                                                     DECEMBER 31,
                                                                               2004              2003
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset
Policy reserves and other insurance items                                        $ 37,261          $ 33,542
Difference between financial reporting and the tax basis of
investments                                                                         2,712             4,511
Other, net                                                                             11               154
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax asset                                                     39,984            38,207
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

GROSS DEFERRED TAX LIABILITY
Deferred acquisition costs and sales inducements                                  (23,913)          (17,417)
Net unrealized gains on available for sale securities                             (27,196)          (30,647)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax liability                                                (51,109)          (48,064)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

NET DEFERRED TAX LIABILITY                                                 $     (11,125)    $      (9,857)
                                                                          ================  ================


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2004, the Company had a federal tax capital loss carryforward of approximately $7.0 million, which will expire in 2007 and 2008.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2004, 2003 or 2002. The Company received a capital contribution of $70.0 million in 2002.

     Statutory capital and surplus of the Company was $123.1 million and $109.9 million at December 31, 2004 and 2003, respectively. Statutory net income
     (loss) of the Company was $14.8 million, $14.4 million, and $(18.2) million in 2004, 2003 and 2002, respectively.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $22 thousand, $21 thousand, and $21 thousand in 2004, 2003 and 2002, respectively. The future lease obligations at December 31, 2004 relating to this lease are immaterial.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $510 thousand, $474 thousand and $318 thousand to PPM for investment advisory services during 2004, 2003 and 2002, respectively.

     The Company has an administrative services agreement with JNL, under which JNL provides certain administrative services. Administrative fees were $2.9 million, $2.8 million, and $3.5 million in 2004, 2003 and 2002, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent, JNL. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $36 thousand, $93 thousand and $62 thousand in 2004, 2003 and 2002, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent, JNL. At December 31, 2004 and 2003, JNL's liability for this plan related to the Company's employees totaled $600 thousand and $429 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company had no expense related to this plan in 2004, 2003 or 2002.

     The Company sponsors a non-qualified voluntary deferred compensation plan for certain agents. The plan assets and liabilities are held by the Company's parent, JNL, pursuant to the administrative services agreement. At December 31, 2004 and 2003, JNL's liability for this plan related to the Company's agents totaled $686 thousand and $598 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company had no expense related to this plan in 2004. The Company's expense related to this plan totaled $5 thousand and $44 thousand in 2003 and 2002, respectively.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits
      (a)  Financial Statements:

           (1)  Financial statements and schedules included in Part A:

                Not Applicable

           (2)  Financial statements and schedules included in Part B

                JNLNY Separate Account I

                Report of Independent Registered Public Account Firm as of
                  December 31, 2004
                Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations for the Year Ended December 31, 2004 Statement of Changes in Net Assets for the Years Ended December
                  31, 2004 December 31, 2003 and December 31, 2002

                Notes to Financial Statements

                Jackson National Life Insurance Company of New York

                Report of Independent Registered Public Account Firm as of
                  December 31, 2004
                Balance Sheet for the years ended December 31, 2004, 2003 and
                  2002
                Income Statement for the years ended December 31, 2004,
                  2003, and 2002
                Statement of Stockholder's Equity and Comprehensive Income
                  for the years ended December 31, 2004, 2003, and 2002
                Statement of Cash Flows for the years ended
                  December 31, 2004, 2003 and 2002

                Notes to Financial Statements

Item 24.(b) Exhibits

Exhibit No. Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement as filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.          Not Applicable

3.a General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement as filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. General Distributor Agreement dated June 30, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on
            December 19, 2001 (File Nos. 333-70384 and 811-08401).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

g. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

h. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

i. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Registration Statement as filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

l. Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 as filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

m. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 as filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

n. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 as filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

o. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 as filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

p. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 as filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

q. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 as filed on May 20, 2002 (File Nos. 333-70384 and 811-08401).

r. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

s. Specimen of Fixed Account Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

t. Specimen of 3-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

u. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

v. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

w. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

y. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

z. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

aa. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 6 as filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

bb. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 11 as filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

cc. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

dd. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ee. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ff. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

gg. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

hh. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

jj. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ll. Specimen of 3 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

mm. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

nn. Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

oo. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement as filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

pp. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement as filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

qq. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement as filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

rr. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Registration Statement as filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

ss. Specimen of Charitable Remainder Trust Endorsement, incoporated by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

tt. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement as filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

uu. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

vv. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

ww. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

xx.         Specimen of 2% Contract Enhancement Endorsement, attached hereto.

yy.         Specimen of 3% Contract Enhancement Endorsement, attached hereto.

zz. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto.

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on December 19, 2001 (333-70384 and 811-08401).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed via EDGAR on April 30, 2003 (File Nos. 333-70384 and 811-08401).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed via EDGAR on June 20, 2003 (File Nos. 333-70384 and 811-08401).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed via EDGAR on April 29, 2004 (File Nos. 333-70384 and 811-08401).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

6.a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.a. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 15, 2004 (File Nos. 333-37175 and 811-08401).

b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

8.          Not Applicable

9.          Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.         Not Applicable

12.         Not Applicable

13. Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 8, filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).

13.a. Computation of Performance, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed via EDGAR on May 17, 2002 (File Nos. 333-70384 and 811-08401).

Item 25. Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Joanne P. McCallie                 Director
         1 Birch Road
         110 Berkowitz
         East Lansing, MI 48824

         Herbert G. May III                 Chief Administrative Officer &
         275 Grove St Building 2            Director
         4th floor
         Auburndale, MA 02466

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, MI 48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, MI 48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, MI 48951

         John H. Brown                      Vice President - Government
         1 Corporate Way                    Relations & Director
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration -
         1 Corporate Way                    Customer Service Center & Director
         Lansing, MI 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President - Chief
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Senior Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, MI 48951                  Operations

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Julia A. Goatley                   Vice President, Senior Counsel,
         1 Corporate Way                    Assistant Secretary & Director
         Lansing, MI 48951

         James Golembiewski                 Vice President & Chief of Compliance
         1 Corporate Way                    for Separate Accounts, Senior
         Lansing, MI 48951                  Counsel & Assistant Secretary

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Chairman of the Board

         Stephen A. Hrapkiewicz, Jr.        Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI 48951

         Clifford J. Jack                   Executive Vice President &
         8055 E. Tufts Avenue               Chief Distribution Officer
         Suite 1000
         Denver, CO 80237

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Clark P. Manning                   President, Chief Executive Officer
         1 Corporate Way                    & Director
         Lansing, MI 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel &
         Lansing, MI 48951                  Secretary

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund
         225 W. Wacker Drive                Accounting & Administration
         Suite 1200
         Chicago, IL 60606

         Russell E. Peck                    Vice President - Financial
         1 Corporate Way                    Operations & Director
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 401
         Atlanta, GA 30339-2120

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, MI 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, MI 48951

         Robert M. Tucker, Jr.              Vice President - Regional
         1 Corporate Way                    Information Technology
         Lansing, MI 48951

         Michael A. Wells                   Chief Operating Officer
         401 Wilshire Boulevard             & Director
         Suite 1200
         Santa Monica, CA 90401

         Karen S. Weidman                   Vice President - Administration -
         8055 E. Tufts Avenue               Denver Service Center
         Suite 1000
         Denver, CO 80237

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

           Company             State of Organization          Control/Ownership           Business Principal

120 Orion, LLC                  South Carolina               100% Jackson National Life   Real Estate
                                                             Insurance Company

Alaiedon, LLC                   Michigan                     100% Hermitage
                                                             Management LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

BH Clearing, LLC                Michigan                     100% Jackson National Life   Broker/Dealer
                                                             Insurance Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

Equestrian Pointe Investors,    Illinois                     100% Jackson National Life   Real Estate
L.L.C.                                                       Insurance Company

Forty Partners #1, L.C.         Missouri                     100% Jackson National Life   Real Estate
                                                             Insurance Company

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     100% Prudential Four         Holding Company Activities
                                                             Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

JNL Investors Series Trust      Massachusetts                100% Jackson National        Investment Company
                                                             Life Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National        Life Insurance
(Bermuda) Ltd.                                               Life Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Southeast Agency LLC        Michigan                     100% Jackson National Life   Insurance Agency
                                                             Insurance Company

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                             Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                             Account II

LePages Management Company, LP  Delaware                     50% LePages MC, LLC

LePages MC, LLC                 Delaware                     100% PPM Management, Inc.

Meadows NRH Associates, L.P.    Texas                        100% Meadows NRH, Inc.       Real Estate

Meadows NRH, Inc.               Texas                        100% Jackson National Life   Real Estate
                                                             Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential plc          Holding Company Activities

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Four Limited         United Kingdom               80% Prudential One Limited,  Holding Company Activities
                                                             10% Prudential Two Limited,
                                                             10% Prudential Three
                                                             Limited

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.


Item 27. Number of Contract Owners as of March 18, 2005

           Qualified - 3,538
           Non-qualified - 3,658

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, and the JNLNY Separate Account II.

(b) Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Business Planning Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                       Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed & Index Annuities
8055 E. Tufts Avenue               Marketing Strategy
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Print and Distribution
8055 E. Tufts Avenue               Services
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                       Executive Vice President, National Sales
8055 E. Tufts Avenue               Manager
Suite 1100
Denver, CO 80237

Maura Collins                      Vice President - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Steve Goldberg                     Vice President - National Sales Desk
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                   Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                         Vice President - Corporate/Curian Brand
8055 E. Tufts Avenue               Manager
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                         Vice President - Production Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                      Senior Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Executive Vice President - Operations
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                      Vice President - Creative Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

James McCorkle                     Vice President of National Accounts
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                       Vice President - Marketing Strategy,
8055 E. Tufts Avenue               Variable Annuities
Suite 1100
Denver, CO 80237

Michael Nicola                     Senior Vice President - Strategic
8055 E. Tufts Avenue               Relationships
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Advanced Markets
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Business Planning
8055 E. Tufts Avenue               Services
Suite 1100
Denver, CO 80237

David Sprague                      Senior Vice President - Marketing Strategy
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Senior Vice President - Marketing
8055 E. Tufts Avenue               Communications
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - Life Insurance Marketing
8055 E. Tufts Avenue               Strategy
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - New Business Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237


(c)

                       NEW UNDERWRITING      COMPENSATION ON
NAME OF PRINCIPAL       DISCOUNTS AND          REDEMPTION          BROKERAGE
UNDERWRITER             COMMISSIONS          OR ANNUITIZATION     COMMISSIONS           COMPENSATION
-----------             -----------             -----------       -----------           -----------

Jackson National Life
Distributors, Inc.      Not Applicable       Not Applicable       Not Applicable        Not Applicable


Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company of New York
           2900 Westchester Avenue
           Purchase, NY 10577

           Jackson National Life Insurance Company of New York
           Annuity Service Center
           8055 East Tufts Ave., Second Floor
           Denver, CO 80237

           Jackson National Life Insurance Company of New York
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, MI 48951

           Jackson National Life Insurance Company of New York
           225 West Wacker Drive, Suite 1200
           Chicago, IL 60606


Item 31. Management Services
           Not Applicable


Item 32. Undertakings and Representations

a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
           (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28,
           1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of April, 2005.

JNLNY Separate Account I
(Registrant)

By: Jackson National Life Insurance Company of New York

By: /s/ Thomas J. Meyer
-----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York (Depositor)

By: /s/ Thomas J. Meyer
-----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

       As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
Clark P. Manning                                      Date
President and Chief Executive Officer

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
Andrew B. Hopping                                     Date
Executive Vice President,
Chief Financial Officer,
and Director

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
Herbert G. May III                                    Date
Chief Administrative Officer and Director

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
Bradley J. Powell                                     Date
Vice President - IMG and Director

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
Thomas J. Meyer                                       Date
Senior Vice President, General Counsel
and Director

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
John J. Brown                                         Date
Vice President - Government
Relations and Director

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
Marianne Clone                                        Date
Vice President - Administration -
Customer Service Center and
Director

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
Julia A. Goatley                                      Date
Vice President, Senior Counsel,
Assisstant Secretary and Director

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
Russell E. Peck                                       Date
Vice President - Financial
Operations and Director

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
Donald B. Henderson, Jr.                              Date
Director

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
David C. Porteous                                     Date
Director

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
Donald T. DeCarlo                                     Date
Director

/s/ Thomas J. Meyer*                                  April 27, 2005
----------------------------                          ---------------
Joanne P. McCallie                                    Date
Director


* Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

         This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

         IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 3rd day of January, 2005.

/s/ Clark P. Manning
----------------------------------------------
Clark P. Manning
President and Chief Executive Officer

/s/ Andrew B. Hopping
----------------------------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Bradley J. Powell
----------------------------------------------
Bradley J. Powell
Vice President - IMG and Director

/s/ Herbert G. May III
----------------------------------------------
Herbert G. May III
Chief Administrative Officer and Director

/s/ Thomas J. Meyer
----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ John H. Brown
----------------------------------------------
John H. Brown
Vice President - Government Relations and Director

/s/ Marianne Clone
----------------------------------------------
Marianne Clone
Vice President - Administration - Customer Service
Center and Director

/s/ Julia A. Goatley
----------------------------------------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary
and Director

/s/ Russell E. Peck
----------------------------------------------
Russell E. Peck
Vice President - Financial Operations and Director

/s/ Donald B. Henderson, Jr.
----------------------------------------------
Donald B. Henderson, Jr.
Director

/s/ David L. Porteous
----------------------------------------------
David L. Porteous
Director

/s/ Donald T. DeCarlo
----------------------------------------------
Donald T. DeCarlo
Director

/s/ Joanne P. McCallie
----------------------------------------------
Joanne P. McCallie
Director

                                  EXHIBIT LIST

Exhibit No.     Description

4.xx. Specimen of 2% Contract Enhancement Endorsement, attached hereto as EX-4.ww.

4.yy. Specimen of 3% Contract Enhancement Endorsement, attached hereto as EX-4.yy.

4.zz. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto as EX-4.zz.

9.              Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.